Bridge Builder Core Bond Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 98.87%
Asset-Backed Obligations – 12.27%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(1)(2)	$1,282	$1,185
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(1)(2)	4,929	4,470
Academic Loan Funding Trust 2013-1
5.65% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(1)(3)	465	450
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B(1)	5,000	4,914
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)	2,608	2,325
Allegro CLO VII Ltd.
5.89% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(3)	12,000	11,808
Ally Auto Receivables Trust 2019-4
1.92%, 01/15/2025, Series 2019-4, Class A4	1,638	1,629
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(1)	1,638	1,610
American Credit Acceptance Receivables Trust 2022-3
4.12%, 02/13/2026, Series 2022-3, Class A(1)	1,459	1,452
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(1)	3,525	3,437
4.29%, 10/17/2036, Series 2014-SFR2, Class B(1)	300	295
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	1,000	991
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(1)	600	591
6.42%, 12/17/2036, Series 2014-SFR3, Class E(1)	1,000	989
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)	1,917	1,850
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	3,900	3,879
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)	1,675	1,635
AmeriCredit Automobile Receivables Trust 2019-1
3.36%, 02/18/2025, Series 2019-1, Class C	970	967
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025, Series 2020-1, Class B	1,621	1,615
AmeriCredit Automobile Receivables Trust 2020-2
0.97%, 02/18/2026, Series 2020-2, Class B	1,341	1,320
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	2,598	2,563
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,198
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	3,069	2,943
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,632
AmeriCredit Automobile Receivables Trust 2022-2
4.81%, 04/18/2028, Series 2022-2, Class B	8,202	8,153
Americredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,925
Amortizing Residential Collateral Trust 2002-BC5
5.88% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(3)	448	442
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B(1)	2,471	2,286
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)	7,734	7,029
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A(1)	4,300	3,911
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)	9,000	8,206
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)(4)	3,950	3,287
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1(1)	10,000	8,653
Anchorage Capital CLO 2013-1 Ltd.
6.07% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(1)(3)	2,500	2,471
Anchorage Capital CLO 8 Ltd.
6.01% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(3)	15,500	15,114
Apres Static CLO Ltd.
5.86% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(1)(3)	1,487	1,477
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
5.53% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(3)	1,255	1,232
Atlas Senior Loan Fund III Ltd.
5.71% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(1)(3)	1,592	1,582
Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(1)	12,900	11,434
1.66%, 02/20/2028, Series 2021-2A, Class A(1)	14,400	12,661
2.33%, 08/20/2026, Series 2020-1A, Class A(1)	6,100	5,727
2.36%, 03/20/2026, Series 2019-3A, Class A(1)	12,000	11,377
3.83%, 08/21/2028, Series 2022-1A, Class A(1)	17,300	16,433
4.00%, 03/20/2025, Series 2018-2A, Class A(1)	5,800	5,730
5.20%, 10/20/2027, Series 2023-2A, Class A(1)	4,500	4,490
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665	3,542
Balboa Bay Loan Funding 2020-1 Ltd.
5.93% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(3)	16,750	16,497
Barings CLO Ltd.
5.91% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(3)	22,150	21,803

Battalion CLO X Ltd.
5.99% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(3)	2,000	1,950
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(2)	103	86
Bear Stearns Asset Backed Securities Trust 2003-2
6.35% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(3)	1,573	1,516
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009	2,896
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(1)	3,044	2,885
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	3,370	3,151
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C(1)	9,284	8,849
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(1)	4,701	4,560
Capital One Multi-Asset Execution Trust
1.39%, 07/15/2030, Series 2021-A2, Class A2	4,701	4,035
Capital One Prime Auto Receivables Trust 2021-1
0.77%, 09/15/2026, Series 2021-1, Class A3	1,585	1,503
Carlyle US CLO 2021-11 Ltd.
5.91% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A(1)(3)	30,000	29,442
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901	2,776
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	2,362	2,283
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,742
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	3,859
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	5,429	5,199
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,054
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	4,535	4,307
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,572
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	6,679	6,360
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	3,872
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,819
CarMax Auto Owner Trust 2023-1
4.75%, 10/15/2027, Series 2023-1, Class A3	4,464	4,469
CarNow Auto Receivables Trust 2021-2
1.30%, 01/15/2026, Series 2021-2A, Class B(1)	1,435	1,416
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(1)	6,442	6,385
Carvana Auto Receivables Trust 2021-N2
0.75%, 03/10/2028, Series 2021-N2, Class B	876	813
Carvana Auto Receivables Trust 2021-P3
0.70%, 11/10/2026, Series 2021-P3, Class A3	3,456	3,271
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,673
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA(1)	11,000	10,340
Chase Funding Trust Series 2003-4
4.86%, 05/25/2033, Series 2003-4, Class 1A5(2)	70	66
Chase Funding Trust Series 2003-6
4.84%, 11/25/2034, Series 2003-6, Class 1A5(2)	83	82
4.84%, 11/25/2034, Series 2003-6, Class 1A7(2)	141	140
CIFC Funding 2018-II Ltd.
5.85% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(1)(3)	11,800	11,653
CIFC Funding 2021-V Ltd.
5.93% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2034, Series 2021-5A, Class A(1)(3)	10,000	9,784
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(1)	6,200	6,022
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(1)	2,389	2,141
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(1)	1,908	1,782
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(1)	515	492
Consumer Receivables Asset Investment Trust 2021-1
8.78% (3 Month Term SOFR + 3.75%, 3.00% Floor), 12/15/2024, Series 2021-1, Class A1X(1)(3)	2,322	2,330
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(1)	4,000	3,815
6.19%, 10/15/2030, Series 2022-A, Class A(1)	10,045	9,771
COOF Securitization Trust 2014-1 Ltd.
2.83%, 06/25/2040, Series 2014-1, Class A(1)(4)	335	24
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(1)	4,860	4,778
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	3,135	2,966
3.16%, 10/15/2052, Series 2019-3, Class B(1)	2,250	1,923
3.27%, 10/15/2052, Series 2019-3, Class C(1)	5,862	4,946
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)	6,314	5,097
Country Lake Mhc LLC
4.59%, 07/01/2033	12,056	12,208
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3(2)	7	7
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030, Series 2022-C, Class A(1)	3,877	3,846
5.28%, 04/15/2030, Series 2022-C, Class C(1)	6,000	5,948
Credit Acceptance Auto Loan Trust 2020-2
1.37%, 07/16/2029, Series 2020-2A, Class A(1)	541	539
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	3,500	3,411

Credit Acceptance Auto Loan Trust 2021-4
1.26%, 10/15/2030, Series 2021-4, Class A(1)	2,488	2,368
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C(1)	9,500	9,768
Credit Acceptance Auto Loan Trust 2023-1
6.48%, 03/15/2033, Series 2023-1A, Class A(1)	907	920
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(1)	1,500	1,428
CWABS Asset-Backed Certificates Trust 2005-10
4.09%, 02/25/2036, Series 2005-10, Class AF6(4)	4	4
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	7	6
CWABS Asset-Backed Certificates Trust 2006-10
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(4)	9	9
CWABS, Inc. Asset-Backed Certificates Series 2004-1
5.41% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(3)	1	1
5.60% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(3)	6	6
5.67% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(3)	5	5
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
5.63% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(3)	307	288
5.75% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(3)	7	7
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)	6,150	5,458
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	875	807
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(1)	1,726	1,655
Discover Card Execution Note Trust
1.03%, 09/15/2028, Series 2021-A2, Class A2	4,668	4,162
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A(14)	7,435	7,227
Drive Auto Receivables Trust 2020-2
2.28%, 08/17/2026, Series 2020-2, Class C	190	189
Drive Auto Receivables Trust 2021-1
1.02%, 06/15/2027, Series 2021-1, Class C	2,281	2,237
Drive Auto Receivables Trust 2021-2
0.58%, 12/15/2025, Series 2021-2, Class B	3,388	3,365
Drive Auto Receivables Trust 2021-3
0.79%, 10/15/2025, Series 2021-3, Class A3	1,038	1,033
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(1)	1,835	1,761
DT Auto Owner Trust 2021-4
0.56%, 09/15/2025, Series 2021-4A, Class A(1)	1,585	1,567
1.02%, 05/15/2026, Series 2021-4A, Class B(1)	4,753	4,567
DT Auto Owner Trust 2023-1
5.19%, 10/16/2028, Series 2023-1A, Class B(1)	2,241	2,224
5.48%, 04/15/2027, Series 2023-1A, Class A(1)	12,990	12,967
Eagle Lake Landing
4.32%, 06/01/2031(14)	12,000	12,068
Elmwood CLO II Ltd.
5.96% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(3)	20,000	19,636
Exeter Automobile Receivables Trust 2021-4
1.05%, 05/15/2026, Series 2021-4A, Class B	4,412	4,346
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	11,116
Exeter Automobile Receivables Trust 2022-4
3.99%, 08/15/2024, Series 2022-4A, Class A2	1,424	1,422
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	6,196
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)	19,330	17,543
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)	7,948	7,213
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)	12,405	10,930
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)	7,500	6,448
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/17/2039, Series 2022-SFR1, Class A(1)	10,789	10,298
5.20%, 05/17/2039, Series 2022-SFR1, Class D(1)	4,935	4,665
Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D(1)	9,275	8,936
Flagship Credit Auto Trust 2021-2
0.37%, 12/15/2026, Series 2021-2, Class A(1)	1,336	1,320
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D(1)	4,000	3,925
Flagship Credit Auto Trust 2022-3
6.00%, 07/17/2028, Series 2022-3, Class D(1)	4,043	3,986
Flagship Credit Auto Trust 2023-1
5.38%, 12/15/2026, Series 2023-1, Class A2(1)	4,640	4,627
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)	10,900	9,346
3.65%, 02/25/2024, Series 2021-SAT1, Class A(1)(4)	16,715	15,938
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)	8,250	7,071
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)	9,700	8,894
6.19%, 04/25/2027, Series 2022-GT1, Class A(1)	8,210	7,659
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(1)	20,424	19,813
Ford Credit Auto Owner Trust 2020-A
1.04%, 08/15/2024, Series 2020-A, Class A3	374	372
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163	2,110
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711	3,584
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576	5,223
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(1)	12,300	11,673

Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(1)	3,800	3,462
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)	2,320	2,080
Ford Credit Auto Owner Trust 2021-REV2
1.53%, 05/15/2034, Series 2021-2, Class A(1)	7,993	7,129
1.91%, 05/15/2034, Series 2021-2, Class B(1)	2,150	1,915
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	3,920	3,754
Ford Credit Auto Owner Trust 2022-B
3.74%, 09/15/2026, Series 2022-B, Class A3	4,754	4,672
Ford Credit Auto Owner Trust 2022-C
4.48%, 12/15/2026, Series 2022-C, Class A3	15,897	15,808
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3	2,094	2,095
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A(1)	25,573	25,632
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747	13,461
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(1)	644	633
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)	900	840
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	850	779
FREED ABS Trust 2022-3FP
5.79%, 08/20/2029, Series 2022-3FP, Class B(1)	2,390	2,374
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	9	8
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)	1,200	1,135
GLS Auto Receivables Issuer Trust 2021-2
0.77%, 09/15/2025, Series 2021-2A, Class B(1)	1,115	1,109
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	2,250	2,078
GLS Auto Receivables Issuer Trust 2021-4
1.53%, 04/15/2026, Series 2021-4A, Class B(1)	5,850	5,634
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024, Series 2020-1, Class A3	526	524
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	574	569
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	1,316	1,293
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097	4,807
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	3,903
GM Financial Consumer Automobile Receivables Trust 2023-1
5.19%, 03/16/2026, Series 2023-1, Class A2A	4,533	4,530
GM Financial Revolving Receivables Trust 2021-1
1.17%, 06/12/2034, Series 2021-1, Class A(1)	2,882	2,543
1.49%, 06/12/2034, Series 2021-1, Class B(1)	500	430
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(1)	4,031	3,962
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(1)	24	23
Golden Credit Card Trust
4.31%, 09/15/2027, Series 2022-4A, Class A(1)	10,250	10,141
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)	705	652
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)	1,986	1,819
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1(1)(14)	1,810	1,485
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A(1)	2,971	2,467
Greenwood Park CLO Ltd.
5.80% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(1)(3)	23,000	22,711
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	4,547	4,422
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,009
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)	1,344	1,261
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)	730	694
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)	303	280
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)	997	938
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)	1,871	1,801
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)	1,664	1,536
Hertz Vehicle Financing III LLC
5.49%, 06/25/2027, Series 2023-1A, Class A(1)	12,400	12,468
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)	7,200	6,378
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(1)	8,200	7,676
2.33%, 06/26/2028, Series 2022-2A, Class A(1)	18,900	16,815
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)	316	313
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B(1)	3,030	2,906
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)	1,707	1,567

Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A(1)	7,140	6,343
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	6,294	5,498
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	6,276	5,445
3.20%, 01/17/2041, Series 2021-3, Class E1(1)	5,349	4,420
Honda Auto Receivables 2020-2 Owner Trust
0.82%, 07/15/2024, Series 2020-2, Class A3	757	749
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027, Series 2020-3, Class A4	5,701	5,495
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	4,355	4,159
Hyundai Auto Lease Securitization Trust 2022-C
4.38%, 10/15/2025, Series 2022-C, Class A3(1)	4,446	4,404
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	1,079	1,069
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308	3,216
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	5,719	5,523
Hyundai Auto Receivables Trust 2021-C
0.74%, 05/15/2026, Series 2021-C, Class A3	3,887	3,708
Hyundai Auto Receivables Trust 2022-A
2.22%, 10/15/2026, Series 2022-A, Class A3	1,642	1,579
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2(1)	7,097	6,991
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1(1)	5,737	5,668
KGS-Alpha SBA COOF Trust
0.58%, 05/25/2039, Series 2012-6, Class A(1)(4)	937	11
KGS-Alpha SBA COOF Trust 2012-2
0.84%, 08/25/2038, Series 2012-2, Class A(1)(4)	1,009	19
KGS-Alpha SBA COOF Trust 2014-2
3.00%, 04/25/2040, Series 2014-2, Class A(1)(4)	299	20
KKR CLO 11 Ltd.
5.97% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2031, Series 11, Class AR(1)(3)	8,500	8,425
KKR CLO 32 Ltd.
6.11% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(3)	26,000	25,792
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(1)	267	262
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(1)	599	588
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(1)	3,993	3,952
4.49%, 10/15/2028, Series 2020-REV1, Class B(1)	8,407	8,217
Lendmark Funding Trust 2019-2
2.78%, 04/20/2028, Series 2019-2A, Class A(1)	7,184	7,060
Long Beach Mortgage Loan Trust 2004-1
5.60% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(3)	72	68
Long Beach Mortgage Loan Trust 2004-3
5.70% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(3)	27	25
LP LMS 2021-1
3.23%, 10/15/2028, Series 2021-1(1)	1,408	1,397
LP LMS 2021-2 Asset Securitization Trust
1.75%, 01/15/2029, Series 2021-2A, Class A(1)	2,988	2,905
Madison Park Funding LIX Ltd.
5.93% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(3)	20,000	19,607
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(1)	2,039	2,017
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	5,235	5,080
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)	5,700	4,825
MidOcean Credit CLO III
5.94% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(3)	15,218	15,022
MidOcean Credit CLO IX
5.96% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(3)	4,000	3,916
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)	400	390
Mission Lane Credit Card Master Trust
1.59%, 09/15/2026, Series 2021-A, Class A(1)	7,691	7,470
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)	7,200	6,709
Mountain View CLO IX Ltd.
5.91% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(3)	20,000	19,739
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	510	506
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	669	655
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	2,440	2,326
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,765	2,527
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)	9,193	8,031
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)	9,014	8,163
New Century Home Equity Loan Trust Series 2003-5
4.82%, 11/25/2033, Series 2003-5, Class AI6(2)	91	86
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)	1,381	1,308
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D(1)	5,000	4,515
Nissan Auto Lease Trust 2023-A
4.91%, 01/15/2026, Series 2023-A, Class A3	7,933	7,926

Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	939	929
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	9,042	8,730
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)	12,725	11,446
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)	5,770	5,223
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)	10,171	9,279
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)	4,530	4,228
OCP CLO 2015-9 Ltd.
5.88% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(3)	15,000	14,771
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)	700	650
Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B(1)	4,100	4,125
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	777	770
4.61%, 02/09/2030, Series 2018, Class B	168	166
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)	14,600	14,177
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)	10,300	9,246
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A(1)	12,500	12,588
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	6,480	6,578
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	9,400	8,436
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(1)	1,018	1,011
OneMain Financial Issuance Trust 2021-1
5.32% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(3)	10,342	9,985
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	8,510	8,363
Oportun Funding XIV LLC
1.76%, 03/08/2028, Series 2021-A, Class B(1)	5,625	5,290
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)	5,610	5,065
Oportun Issuance Trust 2022-2
5.94%, 10/09/2029, Series 2022-2, Class A(1)	4,813	4,788
7.40%, 10/09/2029, Series 2022-2, Class B(1)	8,500	8,424
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A(1)	10,500	10,217
Option One Mortgage Loan Trust 2004-3
5.75% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(3)	1,692	1,569
OZLM Funding IV Ltd.
6.07% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(1)(3)	9,185	9,115
OZLM XXII Ltd.
5.86% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(1)(3)	6,991	6,889
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	5,700	5,595
Pagaya AI Debt Selection Trust 2021-1
1.18%, 11/15/2027, Series 2021-1, Class A(1)	1,895	1,879
Palmer Square CLO 2014-1 Ltd.
5.92% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(1)(3)	4,000	3,967
Palmer Square CLO 2018-2 Ltd.
5.89% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(1)(3)	20,000	19,766
Park Avenue Institutional Advisers CLO Ltd. 2018-1
5.81% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(3)	21,500	21,225
Pennsylvania Higher Education Assistance Agency
5.38% (1 Month LIBOR USD + 0.53%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(3)	6,806	6,556
PFS Financing Corp.
5.80%, 03/15/2028, Series 2023-A, Class A(1)	12,575	12,782
PNMAC GMSR ISSUER TRUST 2022-GT1
8.81% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A(1)(3)	9,425	9,413
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)	14,876	13,966
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(2)	7,252	6,882
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	6,000	5,394
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(1)	3,500	3,065
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	5,000	4,349
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	6,250	5,440
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	5,400	4,447
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)	11,100	9,451
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D(1)	3,000	2,762
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1(1)	9,025	8,274
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(1)	2,590	2,384
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	3,183	2,971
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(2)	299	87
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)	903	794
Rockford Tower CLO 2020-1 Ltd.
6.09% (3 Month LIBOR USD + 1.28%), 01/20/2032, Series 2020-1A, Class A(1)(3)	12,000	11,881

Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(1)	2,301	2,268
0.48%, 06/15/2026, Series 2021-AA, Class A4(1)	3,258	3,095
Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026, Series 2020-3, Class C	1,663	1,655
Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	2,506	2,486
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	1,528	1,501
1.35%, 07/15/2027, Series 2021-2, Class D	9,300	8,775
Santander Drive Auto Receivables Trust 2021-3
0.95%, 09/15/2027, Series 2021-3, Class C	8,100	7,862
Santander Drive Auto Receivables Trust 2021-4
1.26%, 02/16/2027, Series 2021-4, Class C	10,600	10,085
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	6,590	6,323
Santander Drive Auto Receivables Trust 2022-2
3.44%, 09/15/2027, Series 2022-2, Class B	6,127	5,955
Santander Drive Auto Receivables Trust 2022-4
4.05%, 07/15/2025, Series 2022-4, Class A2	1,205	1,202
4.14%, 02/16/2027, Series 2022-4, Class A3	13,225	13,049
Santander Drive Auto Receivables Trust 2022-5
4.74%, 10/16/2028, Series 2022-5, Class C	939	920
Santander Drive Auto Receivables Trust 2022-6
4.49%, 11/16/2026, Series 2022-6, Class A3	2,176	2,155
4.72%, 06/15/2027, Series 2022-6, Class B	4,604	4,529
4.96%, 11/15/2028, Series 2022-6, Class C	6,097	5,992
Santander Drive Auto Receivables Trust 2022-7
5.95%, 01/17/2028, Series 2022-7, Class B	2,023	2,056
Santander Drive Auto Receivables Trust 2023-1
4.88%, 04/15/2027, Series 2023-1, Class A3	4,801	4,767
5.09%, 05/15/2030, Series 2023-1, Class C	2,300	2,273
SART 2017-1
4.75%, 07/15/2024, Series 2017-1, Class A	1,216	1,192
SART 2018-1
4.76%, 06/15/2025, Series 2018-1	1,635	1,615
Savannah Hills Apartments
4.19%, 04/01/2035	8,000	7,925
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	3,600	3,234
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.86%, 01/25/2036, Series 2006-CB1, Class AF2(2)	44	34
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(1)	1,008	955
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)	1,068	994
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	2,684	2,481
Sixth Street CLO XVI Ltd.
6.13% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(3)	20,000	19,866
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)	3,253	3,137
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)	1,381	1,340
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)	3,718	3,466
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)	5,024	4,684
Sound Point CLO II Ltd.
5.89% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(3)	9,000	8,894
SOUND POINT CLO XXII Ltd.
5.89% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 01/20/2032, Series 2019-1A, Class AR(1)(3)	2,500	2,466
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(2)	12	12
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(2)	9	9
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	4	4
3.45%, 02/25/2032, Series 2002-AL1, Class A3	22	12
Synchrony Card Funding LLC
3.37%, 04/15/2028, Series 2022-A1, Class A	10,650	10,338
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035	11,516	11,830
5.17%, 04/01/2041	5,546	5,867
Towd Point HE Trust 2023-1
6.88%, 02/25/2063, Series 2023-1, Class A1A(1)	1,595	1,622
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)	3,810	3,558
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(1)	7,685	7,137
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,196	1,174
Toyota Auto Receivables 2020-B Owner Trust
1.36%, 08/15/2024, Series 2020-B, Class A3	615	611
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189	3,104
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856	4,627
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	1,886	1,738
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	854	780
Trillion Capital III Senior WHL 2022-1
7.25%, 11/15/2024, Series 2022(4)(14)	13,847	13,847
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(1)	850	832

Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(1)	2,261	2,151
USAA Auto Owner Trust 2022-A
4.86%, 11/16/2026, Series 2022-A, Class A3(1)	9,700	9,692
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(2)	1,302	1,242
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(2)	5,779	5,334
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(2)	2,254	2,086
Venture 32 CLO Ltd.
5.89% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(3)	8,000	7,813
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(2)	5,831	5,321
Verizon Master Trust
0.50%, 05/20/2027, Series 2021-1, Class A	10,714	10,185
1.04%, 01/20/2027, Series 2022-1, Class A(2)	11,241	11,088
3.67%, 01/22/2029, Series 2022-6, Class A(2)	6,485	6,317
3.72%, 07/20/2027, Series 2022-5, Class A1A(2)	7,022	6,926
4.49%, 01/22/2029, Series 2023-1, Class A(2)	8,973	8,953
Verizon Owner Trust 2019-C
2.06%, 04/22/2024, Series 2019-C, Class B	2,589	2,584
Verizon Owner Trust 2020-A
1.85%, 07/22/2024, Series 2020-A, Class A1A	291	290
Veros Auto Receivables Trust 2021-1
0.92%, 10/15/2026, Series 2021-1, Class A(1)	726	718
VM Debt
7.46%, 07/18/2027, Series 2019-1(1)(14)	14,998	13,320
Volkswagen Auto Lease Trust 2022-A
3.44%, 07/21/2025, Series 2022-A, Class A3	4,541	4,451
3.65%, 01/20/2027, Series 2022-A, Class A4	5,487	5,341
Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	1,006	994
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(2)	6,444	5,892
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(2)	12,193	11,206
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(2)	11,842	11,082
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(2)	4,309	3,926
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(2)	11,055	10,383
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(2)	11,088	10,188
Voya CLO 2015-1 Ltd.
5.69% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(3)	3,235	3,210
Voya CLO 2019-3 Ltd.
5.87% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(3)	20,000	19,690
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(1)	673	654
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(1)	1,783	1,747
Westlake Automobile Receivables Trust 2020-3
1.65%, 02/17/2026, Series 2020-3A, Class D(1)	1,875	1,784
Westlake Automobile Receivables Trust 2022-2
3.36%, 08/15/2025, Series 2022-2A, Class A2A(1)	5,310	5,257
5.48%, 09/15/2027, Series 2022-2A, Class D(1)	3,500	3,424
Westlake Automobile Receivables Trust 2023-1
5.21%, 01/18/2028, Series 2023-1A, Class A3(1)	4,523	4,516
5.41%, 01/18/2028, Series 2023-1A, Class B(1)	841	839
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	3,345	3,355
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	7,312	7,341
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	552	550
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	1,121	1,091
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043	2,855
World Omni Auto Receivables Trust 2023-A
4.83%, 05/15/2028, Series 2023-A, Class A3	7,292	7,317
World Omni Select Auto Trust 2020-A
0.55%, 07/15/2025, Series 2020-A, Class A3	364	363
World Omni Select Auto Trust 2021-A
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,127
Zais CLO 7 Ltd.
6.08% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(1)(3)	7,788	7,725

Total Asset-Backed Obligations (Cost: $2,102,024)		2,012,847

Corporate Bonds – 29.01%
Basic Materials – 0.78%
Albemarle Corp.
5.45%, 12/01/2044	600	567
Anglo American Capital Plc
2.88%, 03/17/2031(1)	9,556	7,998
3.63%, 09/11/2024(1)	630	615
4.75%, 04/10/2027(1)	5,500	5,381
5.63%, 04/01/2030(1)	4,300	4,326
ArcelorMittal SA
6.75%, 03/01/2041	3,462	3,509
6.80%, 11/29/2032	4,499	4,719
Barrick Gold Corp.
6.45%, 10/15/2035	203	220

Barrick North America Finance LLC
5.75%, 05/01/2043	4,480	4,718
BHP Billiton Finance USA Ltd.
4.88%, 02/27/2026	11,809	11,890
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	763
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,552
5.38%, 03/15/2044	2,040	1,842
Dow Chemical Co.
4.55%, 11/30/2025	437	431
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665	5,703
5.42%, 11/15/2048	1,200	1,201
Freeport Indonesia PT
4.76%, 04/14/2027(1)	660	642
5.32%, 04/14/2032(1)	2,965	2,761
6.20%, 04/14/2052(1)	814	745
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,040	4,222
2.63%, 09/23/2031(1)	4,000	3,283
3.88%, 10/27/2027(1)	875	826
3.88%, 04/27/2051(1)	1,000	765
4.00%, 03/27/2027(1)	6,300	6,066
4.13%, 05/30/2023(1)	1,001	997
4.63%, 04/29/2024(1)	500	494
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(1)	5,657	5,572
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)	2,105	1,787
2.30%, 11/01/2030(1)	878	705
3.27%, 11/15/2040(1)	1,205	857
LYB International Finance BV
4.88%, 03/15/2044	300	265
5.25%, 07/15/2043	610	559
LYB International Finance III LLC
1.25%, 10/01/2025	692	627
LyondellBasell Industries NV
5.75%, 04/15/2024	1,453	1,454
Mosaic Co.
5.63%, 11/15/2043	2,055	2,003
Nucor Corp.
2.98%, 12/15/2055	800	532
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,751
4.20%, 04/01/2029	420	405
5.25%, 01/15/2045	1,444	1,371
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100	2,603
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	57
Samarco Mineracao SA
5.75%, 10/24/2023(1)(5)	537	203
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249	3,210
6.50%, 09/27/2028	1,555	1,453
Solvay Finance America LLC
4.45%, 12/03/2025(1)	11,810	11,503
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637	1,405
Union Carbide Corp.
7.75%, 10/01/2096	681	824
Vale Overseas Ltd.
3.75%, 07/08/2030	2,255	2,021
6.88%, 11/21/2036	5,167	5,402
6.88%, 11/10/2039	2,107	2,183
8.25%, 01/17/2034	984	1,144
Westlake Corp.
3.38%, 08/15/2061	1,910	1,176

Total Basic Materials		127,308

Communications – 2.09%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,581
3.95%, 04/13/2052	4,000	3,547
America Movil SAB de CV
3.63%, 04/22/2029	2,884	2,693
4.38%, 04/22/2049	1,214	1,066
AT&T, Inc.
1.65%, 02/01/2028	525	461
2.25%, 02/01/2032	3,510	2,870
2.55%, 12/01/2033	11,795	9,487
3.50%, 06/01/2041	1,353	1,068
3.50%, 09/15/2053	19,365	14,061
3.55%, 09/15/2055	10,545	7,569
3.65%, 06/01/2051	1,565	1,185
3.65%, 09/15/2059	1,685	1,204
3.80%, 12/01/2057	987	733
4.30%, 02/15/2030	10,645	10,345
4.50%, 05/15/2035	7,570	7,091
4.65%, 06/01/2044	2,145	1,918
6.00%, 08/15/2040	2,275	2,375
British Telecommunications Plc
9.63%, 12/15/2030	5,000	6,234
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000	3,048

3.50%, 06/01/2041	13,115	9,000
3.50%, 03/01/2042	8,745	5,909
3.70%, 04/01/2051	2,580	1,651
3.90%, 06/01/2052	2,310	1,527
4.80%, 03/01/2050	4,051	3,088
4.91%, 07/23/2025	10,000	9,901
5.05%, 03/30/2029	8,484	8,186
5.38%, 04/01/2038	835	728
5.38%, 05/01/2047	4,610	3,803
5.75%, 04/01/2048	1,603	1,383
6.38%, 10/23/2035	5,867	5,845
6.48%, 10/23/2045	1,275	1,208
6.83%, 10/23/2055	690	670
Comcast Corp.
2.89%, 11/01/2051	5,748	3,924
2.94%, 11/01/2056	845	562
2.99%, 11/01/2063	2,980	1,932
3.25%, 11/01/2039	3,295	2,674
3.75%, 04/01/2040	2,195	1,884
3.90%, 03/01/2038	455	407
3.97%, 11/01/2047	154	129
4.00%, 11/01/2049	638	536
4.05%, 11/01/2052	156	131
4.20%, 08/15/2034	555	531
4.25%, 01/15/2033	3,107	3,026
Corning, Inc.
3.90%, 11/15/2049	960	743
Cox Communications, Inc.
2.60%, 06/15/2031(1)	15,920	13,151
2.95%, 10/01/2050(1)	1,275	818
3.35%, 09/15/2026(1)	369	351
3.50%, 08/15/2027(1)	8,245	7,799
3.60%, 06/15/2051(1)	1,250	897
3.85%, 02/01/2025(1)	1,250	1,219
4.80%, 02/01/2035(1)	6,000	5,576
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	955	917
Deutsche Telekom International Finance BV
4.88%, 03/06/2042(1)	240	226
8.75%, 06/15/2030	49	60
Discovery Communications LLC
3.63%, 05/15/2030	2,500	2,217
5.20%, 09/20/2047	1,375	1,139
eBay, Inc.
2.60%, 05/10/2031	8,000	6,798
Grupo Televisa SAB
6.13%, 01/31/2046	382	387
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)	3,500	2,768
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9
NBN Co. Ltd.
2.63%, 05/05/2031(1)	15,025	12,602
Paramount Global
2.90%, 01/15/2027	1,000	911
3.70%, 06/01/2028	870	790
4.90%, 08/15/2044	315	236
Rogers Communications, Inc.
3.80%, 03/15/2032(1)	4,650	4,173
4.55%, 03/15/2052(1)	1,995	1,641
TCI Communications, Inc.
7.13%, 02/15/2028	138	154
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644	1,487
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775	4,620
4.67%, 03/06/2038	1,175	1,029
4.90%, 03/06/2048	4,575	3,807
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	602
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,888
5.88%, 11/15/2040	1,275	1,156
6.55%, 05/01/2037	375	370
6.75%, 06/15/2039	539	531
7.30%, 07/01/2038	1,418	1,471
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,705
3.60%, 11/15/2060	3,920	2,794
3.88%, 04/15/2030	51,451	48,278
5.65%, 01/15/2053	1,000	1,024
5.80%, 09/15/2062	2,187	2,266
Verizon Communications, Inc.
1.68%, 10/30/2030	765	617
2.10%, 03/22/2028	2,390	2,129
2.36%, 03/15/2032	1,056	866
2.55%, 03/21/2031	21,793	18,566
2.65%, 11/20/2040	2,329	1,663
3.15%, 03/22/2030	5,000	4,555
3.40%, 03/22/2041	1,500	1,193
3.70%, 03/22/2061	3,000	2,237
4.02%, 12/03/2029	712	682
4.27%, 01/15/2036	2,311	2,144
4.33%, 09/21/2028	2,609	2,579

4.40%, 11/01/2034	2,500	2,376
4.81%, 03/15/2039	7,941	7,582
Vodafone Group Plc
5.63%, 02/10/2053	475	469
6.15%, 02/27/2037	4,600	4,921
Walt Disney Co.
6.20%, 12/15/2034	150	170
7.63%, 11/30/2028	310	355

Total Communications		342,885

Consumer, Cyclical – 1.52%
7-Eleven, Inc.
0.95%, 02/10/2026(1)	3,971	3,570
1.80%, 02/10/2031(1)	1,270	1,006
2.50%, 02/10/2041(1)	1,298	876
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)	1,297	1,223
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)	582	538
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)	978	909
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)	2,273	1,959
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)	4,399	3,874
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041(1)	2,460	1,836
3.63%, 05/13/2051(1)	3,500	2,438
3.80%, 01/25/2050(1)	2,100	1,551
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	288	264
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	2,650	2,304
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	475	435
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	863	745
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	1,094	981
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	1,086	960
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,226
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)	1,915	1,673
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	902	828
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	1,373	1,185
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)	1,915	1,493
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,669	3,545
Daimler Truck Finance North America LLC
2.38%, 12/14/2028(1)	8,747	7,543
5.15%, 01/16/2026(1)	3,162	3,175
Delta Air Lines 2015-1 Class B Pass-Through Trust
4.25%, 07/30/2023	1,410	1,396
Dollar Tree, Inc.
2.65%, 12/01/2031	6,548	5,486
Ford Motor Co.
5.29%, 12/08/2046	280	230
General Motors Co.
5.00%, 04/01/2035	4,591	4,220
5.20%, 04/01/2045	2,750	2,316
6.13%, 10/01/2025	14,000	14,264
6.25%, 10/02/2043	3,100	2,980
6.60%, 04/01/2036	685	705
General Motors Financial Co., Inc.
1.20%, 10/15/2024	1,910	1,788
1.25%, 01/08/2026	4,283	3,857
2.35%, 01/08/2031	1,707	1,348
2.70%, 06/10/2031	2,395	1,919
3.70%, 05/09/2023	4,180	4,174
3.80%, 04/07/2025	1,785	1,736
3.95%, 04/13/2024	5,535	5,453
4.30%, 07/13/2025	1,765	1,724
4.35%, 01/17/2027	1,035	1,003
5.25%, 03/01/2026	962	963
6.00%, 01/09/2028	1,615	1,653
6.05%, 10/10/2025	2,466	2,506
Harley-Davidson Financial Services, Inc.
6.50%, 03/10/2028(1)	4,387	4,435
Home Depot, Inc.
4.40%, 03/15/2045	268	249
4.95%, 09/15/2052	2,189	2,187
Hyundai Capital America
1.30%, 01/08/2026(1)	1,005	902
1.50%, 06/15/2026(1)	2,215	1,969
1.80%, 10/15/2025(1)	1,190	1,092
1.80%, 01/10/2028(1)	2,170	1,840
2.38%, 10/15/2027(1)	1,200	1,061
3.00%, 02/10/2027(1)	675	619
3.40%, 06/20/2024(1)	1,500	1,467
5.50%, 03/30/2026(1)	11,177	11,194

5.60%, 03/30/2028(1)	5,415	5,426
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,488	1,489
Kia Corp.
1.75%, 10/16/2026(1)	1,620	1,439
Lear Corp.
2.60%, 01/15/2032	1,225	958
Lowe’s Companies, Inc.
1.70%, 10/15/2030	2,300	1,860
2.63%, 04/01/2031	2,845	2,432
4.80%, 04/01/2026	5,227	5,257
5.75%, 07/01/2053	1,868	1,903
5.85%, 04/01/2063	3,316	3,363
Marriott International, Inc.
4.90%, 04/15/2029	1,750	1,735
McDonald’s Corp.
4.45%, 03/01/2047	360	330
4.70%, 12/09/2035	216	216
6.30%, 10/15/2037	394	449
MDC Holdings, Inc.
2.50%, 01/15/2031	1,595	1,240
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028(1)	6,909	6,929
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	774
4.70%, 06/15/2032	3,150	3,109
Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	711	630
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)	2,008	1,622
Target Corp.
4.80%, 01/15/2053	3,850	3,781
Toll Brothers Finance Corp.
4.35%, 02/15/2028	17,435	16,446
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/2024	878	861
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,576	2,472
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	661	623
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,260	1,092
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	5,671	5,107
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,425	1,328
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	2,207	1,908
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,324	1,179
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,830	1,698
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	3,031	2,618
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	3,901	3,497
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	929	877
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,727	1,524
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,976	1,774
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,569	2,163
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)	897	773
4.35%, 06/08/2027(1)	12,500	12,186
Warnermedia Holdings, Inc.
4.05%, 03/15/2029(1)	1,650	1,535
5.05%, 03/15/2042(1)	8,041	6,726
5.14%, 03/15/2052(1)	5,271	4,271
5.39%, 03/15/2062(1)	1,665	1,346

Total Consumer, Cyclical		249,819

Consumer, Non-cyclical – 3.91%
AbbVie, Inc.
2.60%, 11/21/2024	5,387	5,199
3.60%, 05/14/2025	12,060	11,830
3.80%, 03/15/2025	3,000	2,951
4.05%, 11/21/2039	7,131	6,370
4.25%, 11/21/2049	11,691	10,317
4.40%, 11/06/2042	1,700	1,554
4.45%, 05/14/2046	425	385
4.55%, 03/15/2035	6,025	5,891
4.70%, 05/14/2045	4,415	4,137
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,776
4.75%, 03/15/2044	1,800	1,639
6.75%, 12/15/2037	341	375
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280	3,564
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,848
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,027

3.40%, 02/04/2041	8,495	6,006
Amgen, Inc.
1.65%, 08/15/2028	1,155	1,003
2.80%, 08/15/2041	15,620	11,402
3.00%, 01/15/2052	2,500	1,712
3.15%, 02/21/2040	2,000	1,569
5.25%, 03/02/2030	7,739	7,915
5.25%, 03/02/2033	3,420	3,514
5.60%, 03/02/2043	4,335	4,466
5.65%, 03/02/2053	4,870	5,068
5.75%, 03/02/2063	1,485	1,541
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	11,890	11,670
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	430
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	2,240	2,127
4.44%, 10/06/2048	590	538
4.60%, 04/15/2048	3,913	3,692
4.70%, 02/01/2036	7,057	7,028
4.90%, 02/01/2046	7,910	7,731
4.95%, 01/15/2042	2,735	2,700
5.45%, 01/23/2039	7,035	7,386
Ascension Health
2.53%, 11/15/2029	1,740	1,530
3.11%, 11/15/2039	2,670	2,144
AstraZeneca Plc
4.00%, 09/18/2042	540	492
6.45%, 09/15/2037	500	590
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,718
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,715
2.73%, 03/25/2031	6,820	5,528
3.56%, 08/15/2027	3,615	3,361
3.73%, 09/25/2040	1,240	886
4.39%, 08/15/2037	3,610	2,945
4.54%, 08/15/2047	3,153	2,348
BAT International Finance Plc
1.67%, 03/25/2026	1,390	1,265
Baxalta, Inc.
5.25%, 06/23/2045	50	49
Becton Dickinson & Co.
3.73%, 12/15/2024	515	504
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)	3,755	2,940
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,225
Boston Scientific Corp.
4.55%, 03/01/2039	356	335
6.75%, 11/15/2035	845	956
Bristol-Myers Squibb Co.
3.55%, 03/15/2042	2,822	2,400
4.13%, 06/15/2039	1,512	1,407
4.35%, 11/15/2047	7,950	7,393
4.55%, 02/20/2048	1,374	1,298
4.63%, 05/15/2044	2,640	2,563
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,317
Campbell Soup Co.
2.38%, 04/24/2030	895	768
3.13%, 04/24/2050	494	348
Centene Corp.
2.45%, 07/15/2028	6,512	5,665
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,437
Children’s Hospital
2.93%, 07/15/2050	1,340	888
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	835
Cigna Group
3.25%, 04/15/2025	970	940
4.38%, 10/15/2028	30,325	29,882
4.80%, 07/15/2046	218	201
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,168
2.75%, 01/22/2030	619	549
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,188
2.78%, 10/01/2030	5,925	5,033
3.91%, 10/01/2050	1,265	980
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,506
7.00%, 10/01/2028	3,250	3,528
Constellation Brands, Inc.
2.25%, 08/01/2031	1,970	1,618
2.88%, 05/01/2030	3,620	3,175
4.50%, 05/09/2047	180	157
4.65%, 11/15/2028	4,780	4,777
4.75%, 05/09/2032	400	395
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,134
CVS Health Corp.
2.70%, 08/21/2040	2,500	1,788

4.30%, 03/25/2028	783	769
4.78%, 03/25/2038	6,550	6,244
4.88%, 07/20/2035	2,515	2,454
5.05%, 03/25/2048	5,000	4,678
5.13%, 02/21/2030	5,273	5,345
5.25%, 02/21/2033	3,100	3,163
5.30%, 12/05/2043	3,260	3,202
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	637	643
5.93%, 01/10/2034(1)	485	484
7.51%, 01/10/2032(1)	699	753
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)	704	773
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	773	727
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000	2,651
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	359
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	1,405	1,346
3.85%, 06/15/2025(1)	3,000	2,864
Elevance Health, Inc.
3.60%, 03/15/2051	4,420	3,440
4.10%, 03/01/2028	920	901
4.38%, 12/01/2047	4,500	4,007
4.63%, 05/15/2042	400	373
4.65%, 01/15/2043	391	365
4.65%, 08/15/2044	395	364
5.10%, 01/15/2044	1,690	1,654
Eli Lilly & Co.
4.88%, 02/27/2053	4,674	4,833
ERAC USA Finance LLC
4.50%, 02/15/2045(1)	300	267
5.63%, 03/15/2042(1)	357	366
Experian Finance Plc
2.75%, 03/08/2030(1)	9,240	7,952
Ford Foundation
2.82%, 06/01/2070	3,035	1,886
Fresenius Medical Care US Finance III, Inc.
3.00%, 12/01/2031(1)	8,000	6,187
General Mills, Inc.
3.00%, 02/01/2051	3,007	2,193
4.95%, 03/29/2033	5,488	5,573
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,399
2.60%, 10/01/2040	1,855	1,368
4.60%, 09/01/2035	4,225	4,184
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,260
5.30%, 08/15/2029	964	952
5.95%, 08/15/2052	5,016	4,772
Grupo Bimbo SAB de CV
4.70%, 11/10/2047(1)	4,500	3,971
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,703
2.88%, 09/01/2050	2,000	1,362
Haleon US Capital LLC
3.38%, 03/24/2029	2,865	2,643
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,503
HCA, Inc.
3.50%, 07/15/2051	116	80
3.63%, 03/15/2032(1)	3,500	3,085
4.50%, 02/15/2027	7,000	6,835
5.13%, 06/15/2039	1,715	1,603
5.25%, 06/15/2026	4,200	4,204
5.50%, 06/15/2047	1,955	1,835
5.88%, 02/01/2029	4,000	4,086
JBS USA LUX SA
3.00%, 05/15/2032(1)	7,450	5,835
5.75%, 04/01/2033(1)	7,500	7,163
Johnson & Johnson
4.38%, 12/05/2033	1,070	1,099
Kellogg Co.
5.25%, 03/01/2033	2,385	2,447
Kenvue, Inc.
5.05%, 03/22/2053(1)	2,825	2,911
5.20%, 03/22/2063(1)	3,227	3,343
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,361
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)	7,500	6,235
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,353	3,203
4.38%, 06/01/2046	9,830	8,564
4.63%, 10/01/2039	2,357	2,160
5.20%, 07/15/2045	725	703
Kroger Co.
4.45%, 02/01/2047	2,610	2,301
5.40%, 07/15/2040	95	94
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	1,955

Massachusetts Institute of Technology
2.99%, 07/01/2050	1,049	804
3.89%, 07/01/2116	2,906	2,290
4.68%, 07/01/2114	1,645	1,518
Medtronic Global Holdings SCA
4.25%, 03/30/2028	8,194	8,181
4.50%, 03/30/2033	4,437	4,441
Memorial Health Services
3.45%, 11/01/2049	3,040	2,332
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	1,002
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999	829
MultiCare Health System
2.80%, 08/15/2050	3,003	1,849
Mylan, Inc.
4.55%, 04/15/2028	700	671
5.20%, 04/15/2048	7,550	5,952
5.40%, 11/29/2043	3,770	3,145
MyMichigan Health
3.41%, 06/01/2050	3,480	2,510
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	612
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	918
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,152
Pepperdine University
3.30%, 12/01/2059	1,440	1,047
PerkinElmer, Inc.
3.63%, 03/15/2051	3,400	2,489
Philip Morris International, Inc.
4.88%, 02/13/2026	6,097	6,142
4.88%, 02/15/2028	10,924	11,025
5.13%, 11/15/2024	6,635	6,678
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,422
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480	2,384
3.30%, 07/15/2056	4,420	3,461
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,119
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,353
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223	213
3.50%, 03/30/2025	4,820	4,671
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,266
RELX Capital, Inc.
4.75%, 05/20/2032	2,745	2,718
Reynolds American, Inc.
4.45%, 06/12/2025	5,000	4,910
Roche Holdings, Inc.
2.31%, 03/10/2027(1)	8,709	8,109
Royalty Pharma Plc
1.20%, 09/02/2025	874	792
2.15%, 09/02/2031	1,291	1,020
S&P Global, Inc.
2.90%, 03/01/2032	2,118	1,891
Sysco Corp.
5.95%, 04/01/2030	5,000	5,302
6.60%, 04/01/2050	1,000	1,141
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,804
3.18%, 07/09/2050	1,920	1,371
Texas Health Resources
2.33%, 11/15/2050	970	583
4.33%, 11/15/2055	1,000	886
Triton Container International Ltd.
1.15%, 06/07/2024(1)	2,755	2,591
Tyson Foods, Inc.
5.15%, 08/15/2044	588	556
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	1,048
3.50%, 08/15/2039	1,675	1,425
4.63%, 07/15/2035	427	429
5.05%, 04/15/2053	17,440	17,629
5.20%, 04/15/2063	9,534	9,653
5.88%, 02/15/2053	2,294	2,578
Universal Health Services, Inc.
2.65%, 10/15/2030	342	274
University of Chicago
2.76%, 04/01/2045	1,575	1,231
University of Miami
4.06%, 04/01/2052	1,280	1,097
University of Southern California
3.23%, 10/01/2120	1,370	862
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532	507
5.25%, 06/15/2046	275	218
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000	6,834
5.75%, 04/01/2033	2,280	2,393

Viatris, Inc.
2.30%, 06/22/2027	3,525	3,089
3.85%, 06/22/2040	4,820	3,382
4.00%, 06/22/2050	4,000	2,630
Viterra Finance BV
3.20%, 04/21/2031(1)	10,250	8,092
5.25%, 04/21/2032(1)	5,295	4,793
Yale University
2.40%, 04/15/2050	653	440
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	958
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,337
3.90%, 08/20/2028	4,685	4,558

Total Consumer, Non-cyclical		641,872

Energy – 3.22%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)	3,131	2,916
Aker BP ASA
2.00%, 07/15/2026(1)	2,255	2,029
2.88%, 01/15/2026(1)	2,326	2,200
3.10%, 07/15/2031(1)	2,730	2,309
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145	996
3.60%, 09/01/2032	5,000	4,299
5.95%, 06/01/2026	3,000	3,043
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,728
Buckeye Partners LP
5.60%, 10/15/2044	2,000	1,416
5.85%, 11/15/2043	591	446
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	5,226
6.50%, 02/15/2037	118	124
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270	4,977
5.40%, 06/15/2047	5,827	5,417
6.80%, 09/15/2037	2,100	2,235
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	5,900	5,942
Chevron Corp.
2.95%, 05/16/2026	9,782	9,419
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,728
Continental Resources, Inc.
2.27%, 11/15/2026(1)	3,235	2,873
4.50%, 04/15/2023	3,444	3,440
4.90%, 06/01/2044	846	655
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	2,906
DCP Midstream Operating LP
5.13%, 05/15/2029	6,653	6,549
5.38%, 07/15/2025	5,260	5,234
5.63%, 07/15/2027	9,639	9,727
Devon Energy Corp.
5.60%, 07/15/2041	1,497	1,434
Diamondback Energy, Inc.
3.25%, 12/01/2026	9,210	8,725
6.25%, 03/15/2033	7,822	8,266
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,140
Ecopetrol SA
4.13%, 01/16/2025	383	373
5.38%, 06/26/2026	537	513
6.88%, 04/29/2030	2,890	2,664
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)	5,996	5,122
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	3,048
7.50%, 04/15/2038	4,949	5,754
Enbridge, Inc.
5.70%, 03/08/2033	9,431	9,810
Energy Transfer LP
4.00%, 10/01/2027	5,036	4,799
4.40%, 03/15/2027	900	874
4.75%, 01/15/2026	1,822	1,799
4.95%, 05/15/2028	1,615	1,592
4.95%, 01/15/2043	1,482	1,251
5.00%, 05/15/2050	7,410	6,325
5.25%, 04/15/2029	5,631	5,609
5.30%, 04/01/2044	200	177
5.40%, 10/01/2047	1,500	1,333
5.50%, 06/01/2027	277	280
5.75%, 02/15/2033	1,938	1,985
6.05%, 06/01/2041	2,000	2,019
6.13%, 12/15/2045	810	783
6.25%, 04/15/2049	3,505	3,472
6.50%, 02/01/2042	3,000	3,111
6.63%, 10/15/2036	2,000	2,102
ENI SpA
4.25%, 05/09/2029(1)	2,825	2,669
5.70%, 10/01/2040(1)	557	521
ENI USA, Inc.
7.30%, 11/15/2027	400	439
Enterprise Products Operating LLC

4.85%, 08/15/2042	4,000	3,729
4.95%, 10/15/2054	177	160
5.75%, 03/01/2035	1,075	1,079
5.95%, 02/01/2041	201	212
EQM Midstream Partners LP
4.00%, 08/01/2024	749	720
EQT Corp.
3.90%, 10/01/2027	805	757
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,858
3.10%, 08/16/2049	2,040	1,527
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(1)	3,360	2,762
4.32%, 12/30/2039(1)	1,365	1,037
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)	2,327	1,883
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)	1,220	1,200
2.60%, 10/15/2025(1)	5,580	5,171
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038(1)	1,665	1,713
6.51%, 02/23/2042(1)	2,235	2,354
Halliburton Co.
4.75%, 08/01/2043	565	499
4.85%, 11/15/2035	200	192
7.60%, 08/15/2096(1)	258	265
HF Sinclair Corp.
2.63%, 10/01/2023	250	246
5.88%, 04/01/2026	4,573	4,621
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700	3,663
6.95%, 01/15/2038	8,490	9,486
7.30%, 08/15/2033	1,650	1,844
7.50%, 11/15/2040	483	543
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	529
5.45%, 08/01/2052	2,777	2,578
7.80%, 08/01/2031	4,600	5,269
Magellan Midstream Partners LP
3.20%, 03/15/2025	386	371
4.20%, 03/15/2045	5,725	4,354
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,000	985
4.50%, 04/01/2048	3,000	2,457
4.70%, 05/01/2025	1,352	1,349
5.13%, 12/15/2026	10,583	10,680
MPLX LP
2.65%, 08/15/2030	7,390	6,267
4.50%, 04/15/2038	6,723	5,976
4.88%, 06/01/2025	3,000	2,978
5.20%, 03/01/2047	695	623
5.20%, 12/01/2047	560	497
5.50%, 02/15/2049	950	884
NGPL PipeCo LLC
3.25%, 07/15/2031(1)	2,055	1,744
Occidental Petroleum Corp.
6.63%, 09/01/2030	6,398	6,738
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,442
6.65%, 10/01/2036	1,050	1,091
ONEOK, Inc.
2.75%, 09/01/2024	6,954	6,727
3.10%, 03/15/2030	13,970	12,205
4.50%, 03/15/2050	915	709
4.95%, 07/13/2047	1,850	1,550
Petroleos Mexicanos
6.35%, 02/12/2048	4,537	2,790
6.49%, 01/23/2027	1,185	1,075
6.50%, 03/13/2027	1,090	991
6.50%, 01/23/2029	970	834
6.75%, 09/21/2047	3,790	2,464
6.88%, 08/04/2026	2,390	2,269
Phillips 66
4.88%, 11/15/2044	70	65
4.95%, 12/01/2027	5,596	5,621
5.30%, 06/30/2033	4,284	4,342
5.88%, 05/01/2042	3,000	3,178
Phillips 66 Co.
3.15%, 12/15/2029(1)	19,655	17,736
3.55%, 10/01/2026(1)	190	181
3.61%, 02/15/2025(1)	560	544
4.90%, 10/01/2046(1)	1,012	925
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	8,672
5.10%, 03/29/2026	2,810	2,822
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800	2,503
4.50%, 12/15/2026	3,255	3,181
4.70%, 06/15/2044	5,724	4,497
QatarEnergy
1.38%, 09/12/2026(1)	7,676	6,928
2.25%, 07/12/2031(1)	3,240	2,750
Reliance Industries Ltd.
2.88%, 01/12/2032(1)	3,000	2,493

Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)	10,000	9,546
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,203
5.00%, 03/15/2027	1,700	1,694
5.63%, 03/01/2025	505	508
5.75%, 05/15/2024	10,193	10,217
5.88%, 06/30/2026	6,680	6,817
Saudi Arabian Oil Co.
3.25%, 11/24/2050(1)	1,760	1,224
3.50%, 04/16/2029(1)	6,290	5,871
Schlumberger Holdings Corp.
3.90%, 05/17/2028(1)	1,066	1,025
Shell International Finance BV
2.75%, 04/06/2030	3,300	3,010
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	428	364
8.00%, 03/01/2032	446	519
Spectra Energy Partners LP
4.50%, 03/15/2045	3,225	2,711
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,082
6.80%, 05/15/2038	423	465
7.88%, 06/15/2026	543	586
Targa Resources Corp.
4.20%, 02/01/2033	1,060	954
5.20%, 07/01/2027	4,000	3,967
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,824
4.38%, 03/13/2025	8,465	8,319
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	450	423
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	3,130
3.13%, 05/29/2050	2,465	1,827
3.46%, 07/12/2049	1,905	1,509
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	927
6.20%, 10/15/2037	573	604
Valero Energy Corp.
2.15%, 09/15/2027	1,143	1,032
4.35%, 06/01/2028	3,416	3,342
6.63%, 06/15/2037	5,000	5,469
7.50%, 04/15/2032	175	201
Var Energi ASA
5.00%, 05/18/2027(1)	11,460	10,863
Western Midstream Operating LP
3.35%, 02/01/2025	4,755	4,541
5.45%, 04/01/2044	2,294	2,000
5.50%, 02/01/2050	4,100	3,479
6.15%, 04/01/2033	3,823	3,875
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,128
3.75%, 06/15/2027	3,540	3,397
4.85%, 03/01/2048	3,000	2,649
4.90%, 01/15/2045	5,855	5,156
5.10%, 09/15/2045	1,110	1,015
5.40%, 03/02/2026	8,811	8,976
5.40%, 03/04/2044	2,750	2,575
5.65%, 03/15/2033	4,157	4,293
5.75%, 06/24/2044	2,500	2,445
6.30%, 04/15/2040	333	350
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	3,300	3,213

Total Energy		528,533

Financials – 11.07%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(3)	5,000	4,406
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(3)	1,300	1,093
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(3)	2,500	1,917
4.75%, 07/28/2025(1)	5,000	4,826
AerCap Ireland Capital DAC
1.65%, 10/29/2024	330	309
1.75%, 01/30/2026	1,140	1,021
2.45%, 10/29/2026	1,045	938
2.88%, 08/14/2024	1,060	1,013
3.00%, 10/29/2028	1,290	1,126
3.30%, 01/30/2032	1,225	1,015
4.45%, 10/01/2025	3,500	3,382
4.50%, 09/15/2023	5,280	5,230
6.50%, 07/15/2025	1,848	1,861
AIA Group Ltd.
3.20%, 03/11/2025(1)	5,545	5,374
3.20%, 09/16/2040(1)	915	683
3.60%, 04/09/2029(1)	795	748
3.90%, 04/06/2028(1)	1,000	967
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(3)	1,265	1,238
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)	955	1,046
Air Lease Corp.
1.88%, 08/15/2026	3,070	2,720
2.88%, 01/15/2026	1,300	1,212
3.25%, 03/01/2025	710	682

3.25%, 10/01/2029	3,950	3,468
3.38%, 07/01/2025	1,835	1,748
3.88%, 07/03/2023	2,500	2,488
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	891
2.00%, 05/18/2032	2,180	1,677
3.80%, 04/15/2026	338	324
4.00%, 02/01/2050	1,451	1,100
5.15%, 04/15/2053	6,745	6,180
Ally Financial, Inc.
7.10%, 11/15/2027	3,674	3,732
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2171(3)	3,475	2,937
American International Group, Inc.
2.50%, 06/30/2025	5,429	5,136
5.13%, 03/27/2033	6,682	6,642
American Tower Corp.
1.50%, 01/31/2028	2,660	2,263
1.88%, 10/15/2030	2,485	1,971
2.10%, 06/15/2030	1,300	1,062
2.95%, 01/15/2051	875	560
3.10%, 06/15/2050	1,340	880
3.38%, 10/15/2026	506	479
3.70%, 10/15/2049	2,065	1,514
Ameriprise Financial, Inc.
5.15%, 05/15/2033	5,719	5,702
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,000	3,806
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(1)	500	468
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,427
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,157
Athene Global Funding
2.50%, 01/14/2025(1)	629	593
2.67%, 06/07/2031(1)	3,828	3,047
2.95%, 11/12/2026(1)	8,845	7,919
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(3)	4,590	3,543
4.40%, 05/19/2026(1)	1,816	1,754
4.50%, 03/19/2024(1)	5,485	5,400
5.09%, 12/08/2025	9,034	9,106
Aviation Capital Group LLC
3.88%, 05/01/2023(1)	780	777
5.50%, 12/15/2024(1)	1,745	1,723
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)	1,430	1,271
2.53%, 11/18/2027(1)	15,330	12,975
2.88%, 02/15/2025(1)	3,704	3,475
3.95%, 07/01/2024(1)	2,835	2,758
4.25%, 04/15/2026(1)	1,710	1,608
4.38%, 05/01/2026(1)	790	741
5.13%, 10/01/2023(1)	3,000	2,973
5.25%, 05/15/2024(1)	2,790	2,762
5.50%, 01/15/2026(1)	4,364	4,273
Banco Nacional de Panama
2.50%, 08/11/2030(1)	2,750	2,134
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(3)	3,200	2,793
1.85%, 03/25/2026	6,600	5,920
2.75%, 05/28/2025	1,600	1,509
3.23% (1 Year CMT Index + 1.60%), 11/22/2032(3)	2,000	1,557
5.15%, 08/18/2025	600	589
5.18%, 11/19/2025	1,500	1,467
5.93% (3 Month LIBOR USD + 1.12%), 04/12/2023(3)	1,000	1,000
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(3)	950	860
1.73% (SOFR + 0.96%), 07/22/2027(3)	7,170	6,429
1.90% (SOFR + 1.53%), 07/23/2031(3)	1,285	1,031
2.09% (SOFR + 1.06%), 06/14/2029(3)	15,630	13,461
2.30% (SOFR + 1.22%), 07/21/2032(3)	26,051	20,995
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(3)	2,000	1,904
2.55% (SOFR + 1.05%), 02/04/2028(3)	3,075	2,797
2.57% (SOFR + 1.21%), 10/20/2032(3)	4,515	3,690
2.59% (SOFR + 2.15%), 04/29/2031(3)	11,813	10,004
2.68% (SOFR + 1.93%), 06/19/2041(3)	7,418	5,243
2.69% (SOFR + 1.32%), 04/22/2032(3)	17,025	14,208
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(3)	5,130	4,462
2.97% (SOFR + 1.33%), 02/04/2033(3)	4,550	3,831
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(3)	5,000	4,811
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(3)	5,924	5,697
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(3)	7,800	7,330
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(3)	4,500	4,253
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(3)	10,000	9,554
3.95%, 04/21/2025	3,850	3,725
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(3)	2,820	2,636
4.00%, 01/22/2025	3,860	3,771
4.20%, 08/26/2024	4,140	4,067
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(3)	1,500	1,444
4.38% (SOFR + 1.58%), 04/27/2028(3)	4,000	3,868
4.45%, 03/03/2026	7,140	6,973
5.08% (SOFR + 1.29%), 01/20/2027(3)	3,080	3,070
6.11%, 01/29/2037	3,580	3,766

6.20% (SOFR + 1.99%), 11/10/2028(3)	3,000	3,136
7.75%, 05/14/2038	137	164
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(3)	6,132	5,301
6.25% (1 Year CMT Index + 2.65%), 09/16/2026(1)(3)	3,159	3,140
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(3)	7,167	6,472
Bank of New York Mellon Corp.
3.00%, 02/24/2025	5,360	5,152
Bank of Nova Scotia
4.75%, 02/02/2026	6,651	6,622
4.85%, 02/01/2030	3,702	3,656
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026(1)	3,100	2,720
4.94%, 01/26/2026(1)	1,940	1,917
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(3)	3,434	3,309
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(3)	1,572	1,260
3.65%, 03/16/2025	1,500	1,434
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(3)	7,000	6,810
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(3)	2,450	2,363
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(3)	2,360	2,327
7.44% (1 Year CMT Index + 3.50%), 11/02/2033(3)	1,525	1,686
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,894
4.30%, 05/15/2043	322	297
4.40%, 05/15/2042	1,524	1,458
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)	170	136
Blackstone Secured Lending Fund
3.65%, 07/14/2023	2,110	2,080
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(3)	8,178	7,229
1.68% (SOFR + 0.91%), 06/30/2027(1)(3)	2,660	2,340
1.90% (SOFR + 1.61%), 09/30/2028(1)(3)	6,280	5,341
2.16% (SOFR + 1.22%), 09/15/2029(1)(3)	4,000	3,335
2.22% (SOFR + 2.07%), 06/09/2026(1)(3)	1,557	1,430
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(3)	2,000	1,536
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(1)(3)	4,000	3,801
2.87% (SOFR + 1.39%), 04/19/2032(1)(3)	3,560	2,963
3.38%, 01/09/2025(1)	7,335	7,035
4.71% (3 Month LIBOR USD + 2.24%), 01/10/2025(1)(3)	1,600	1,582
BOC Aviation USA Corp.
1.63%, 04/29/2024(1)	2,170	2,082
Boston Properties LP
3.20%, 01/15/2025	549	509
3.65%, 02/01/2026	557	509
BPCE SA
1.00%, 01/20/2026(1)	3,225	2,874
1.65% (SOFR + 1.52%), 10/06/2026(1)(3)	1,566	1,407
2.28% (SOFR + 1.31%), 01/20/2032(1)(3)	10,100	7,857
3.12% (SOFR + 1.73%), 10/19/2032(1)(3)	7,900	5,919
3.25%, 01/11/2028(1)	7,815	7,096
4.50%, 03/15/2025(1)	2,000	1,927
4.63%, 07/11/2024(1)	1,300	1,268
5.15%, 07/21/2024(1)	2,800	2,746
5.70%, 10/22/2023(1)	3,645	3,617
5.75% (SOFR + 2.87%), 07/19/2033(1)(3)	1,200	1,182
5.98% (SOFR + 2.10%), 01/18/2027(1)(3)	4,300	4,289
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,655
2.50%, 08/16/2031	1,080	834
3.85%, 02/01/2025	1,100	1,055
4.05%, 07/01/2030	2,286	2,064
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	716
4.70%, 09/20/2047	158	136
4.85%, 03/29/2029	875	842
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,317
4.20%, 03/17/2032	6,000	5,394
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027(3)	361	311
2.62% (SOFR + 1.27%), 11/02/2032(3)	2,495	1,901
4.20%, 10/29/2025	400	373
4.93% (SOFR + 2.06%), 05/10/2028(3)	2,126	2,041
4.99% (SOFR + 2.16%), 07/24/2026(3)	600	578
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880	8,772
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	8,615
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(3)	32,820	29,257
2.52% (SOFR + 1.18%), 11/03/2032(3)	1,140	928
2.56% (SOFR + 1.17%), 05/01/2032(3)	19,270	15,987
3.06% (SOFR + 1.35%), 01/25/2033(3)	6,852	5,799
3.11% (SOFR + 2.84%), 04/08/2026(3)	1,719	1,643
3.20%, 10/21/2026	905	854
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(3)	3,846	3,595
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028(3)	7,895	7,480
3.70%, 01/12/2026	9,150	8,854
3.79% (SOFR + 1.94%), 03/17/2033(3)	1,000	896
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028(3)	12,600	12,039
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(3)	3,490	3,252

4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(3)	1,111	1,059
4.30%, 11/20/2026	1,570	1,519
4.40%, 06/10/2025	12,181	11,873
4.45%, 09/29/2027	8,213	7,964
6.27% (SOFR + 2.34%), 11/17/2033(3)	7,372	7,973
6.63%, 01/15/2028	387	415
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,143
CNA Financial Corp.
3.45%, 08/15/2027	820	775
Commonwealth Bank of Australia
3.31%, 03/11/2041(1)	1,255	886
3.74%, 09/12/2039(1)	5,000	3,816
5.32%, 03/13/2026	8,816	8,965
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	551
Corebridge Financial, Inc.
3.65%, 04/05/2027(1)	2,055	1,925
3.85%, 04/05/2029(1)	1,455	1,328
Corporate Office Properties LP
2.00%, 01/15/2029	860	668
2.90%, 12/01/2033	5,350	3,730
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(3)	10,596	9,462
1.91% (SOFR + 1.68%), 06/16/2026(1)(3)	6,715	6,165
2.81%, 01/11/2041(1)	1,485	991
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(3)	5,000	4,525
4.38%, 03/17/2025(1)	305	293
Credit Suisse AG
7.50%, 02/15/2028	315	334
7.95%, 01/09/2025	3,821	3,884
Credit Suisse Group AG
0.52%, 08/09/2023	2,500	2,428
2.19% (SOFR + 2.04%), 06/05/2026(1)(3)	1,020	908
2.59% (SOFR + 1.56%), 09/11/2025(1)(3)	2,637	2,442
3.09% (SOFR + 1.73%), 05/14/2032(1)(3)	2,915	2,344
3.80%, 06/09/2023	8,500	8,330
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(3)	2,000	1,781
4.28%, 01/09/2028(1)	3,973	3,581
4.55%, 04/17/2026	1,500	1,384
4.75%, 08/09/2024	6,895	6,673
6.54% (SOFR + 3.92%), 08/12/2033(1)(3)	4,000	4,110
Crown Castle, Inc.
4.00%, 03/01/2027	261	253
CubeSmart LP
2.25%, 12/15/2028	7,275	6,245
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(3)	2,000	1,787
6.47% (1 Year CMT Index + 2.10%), 01/09/2026(1)(3)	1,575	1,576
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026(3)(13)	6,700	5,774
2.22% (SOFR + 2.16%), 09/18/2024(3)	2,835	2,757
2.55% (SOFR + 1.32%), 01/07/2028(3)	3,350	2,843
3.70%, 05/30/2024	850	807
3.70%, 05/30/2024	2,063	1,966
3.74% (SOFR + 2.26%), 01/07/2033(3)	5,000	3,618
6.72% (SOFR + 3.18%), 01/18/2029(3)	875	869
Dexia Credit Local SA
3.25%, 09/26/2023(1)	500	496
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	2,988
Discover Bank
3.45%, 07/27/2026	2,800	2,585
4.20%, 08/08/2023	6,305	6,247
4.65%, 09/13/2028	4,000	3,782
Discover Financial Services
3.75%, 03/04/2025	2,920	2,751
4.10%, 02/09/2027	3,471	3,283
DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(3)	4,000	3,591
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(3)	3,435	3,002
Equinix, Inc.
2.00%, 05/15/2028	4,467	3,820
2.90%, 11/18/2026	2,580	2,399
Essex Portfolio LP
1.65%, 01/15/2031	910	704
2.65%, 03/15/2032	1,740	1,419
F&G Global Funding
1.75%, 06/30/2026(1)	1,905	1,713
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032(1)	9,000	8,846
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(1)	5,000	4,704
5.70%, 03/14/2028(1)	2,800	2,868
FMR LLC
4.95%, 02/01/2033(1)	250	237
6.45%, 11/15/2039(1)	258	276
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)	1,000	935
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,964
Goldman Sachs Capital I
6.35%, 02/15/2034	127	129

Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(3)	5,125	4,586
1.54% (SOFR + 0.82%), 09/10/2027(3)	6,340	5,575
1.95% (SOFR + 0.91%), 10/21/2027(3)	2,541	2,270
1.99% (SOFR + 1.09%), 01/27/2032(3)	7,395	5,907
2.38% (SOFR + 1.25%), 07/21/2032(3)	3,165	2,570
2.62% (SOFR + 1.28%), 04/22/2032(3)	9,805	8,167
2.64% (SOFR + 1.11%), 02/24/2028(3)	8,243	7,519
2.65% (SOFR + 1.26%), 10/21/2032(3)	5,819	4,808
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(3)	5,590	5,423
3.50%, 01/23/2025	5,795	5,630
3.62% (SOFR + 1.85%), 03/15/2028(3)	14,810	14,010
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(3)	9,911	9,388
3.75%, 02/25/2026	9,005	8,754
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(3)	5,000	4,791
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(3)	2,075	1,867
5.15%, 05/22/2045	4,000	3,789
6.75%, 10/01/2037	2,170	2,346
Goodman US Finance Four LLC
4.50%, 10/15/2037(1)	200	173
Goodman US Finance Three LLC
3.70%, 03/15/2028(1)	862	796
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)	650	546
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)	1,824	1,745
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)	5,610	4,888
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,478
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000	759
4.30%, 04/15/2043	1,080	912
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,380	1,077
Healthpeak OP LLC
3.40%, 02/01/2025	41	40
3.50%, 07/15/2029	1,742	1,596
High Street Funding Trust II
4.68%, 02/15/2048(1)	5,250	4,367
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(3)	4,240	3,737
2.01% (SOFR + 1.73%), 09/22/2028(3)	3,585	3,071
2.21% (SOFR + 1.29%), 08/17/2029(3)	2,075	1,740
2.36% (SOFR + 1.95%), 08/18/2031(3)	2,580	2,080
2.87% (SOFR + 1.41%), 11/22/2032(3)	2,095	1,699
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(3)	1,301	1,296
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(3)	1,000	902
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(3)	3,161	2,964
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(3)	8,009	7,669
6.10%, 01/14/2042	1,060	1,135
6.16% (SOFR + 1.97%), 03/09/2029(3)	5,651	5,810
6.33% (SOFR + 2.65%), 03/09/2044(3)	3,389	3,579
7.34% (SOFR + 3.03%), 11/03/2026(3)	3,359	3,485
8.11% (SOFR + 4.25%), 11/03/2033(3)	3,208	3,593
HSBC USA, Inc.
5.63%, 03/17/2025	10,808	10,828
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027(3)	705	626
Intesa Sanpaolo SpA
4.00%, 09/23/2029(1)	10,590	9,212
Invesco Finance Plc
3.75%, 01/15/2026	4,000	3,847
Jefferies Financial Group, Inc.
6.25%, 01/15/2036	155	159
6.45%, 06/08/2027	428	441
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(3)	1,950	1,741
1.47% (SOFR + 0.77%), 09/22/2027(3)	15,960	14,075
1.56% (SOFR + 0.61%), 12/10/2025(3)	9,475	8,886
1.58% (SOFR + 0.89%), 04/22/2027(3)	5,000	4,492
2.58% (SOFR + 1.25%), 04/22/2032(3)	6,390	5,378
2.95% (SOFR + 1.17%), 02/24/2028(3)	2,600	2,410
3.13%, 01/23/2025	4,000	3,872
3.38%, 05/01/2023	3,800	3,792
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(3)	5,770	4,770
4.00% (3 Month Term SOFR + 2.75%), 10/01/2171(3)	4,275	3,799
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(3)	2,320	2,217
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(3)	5,140	4,468
4.32% (SOFR + 1.56%), 04/26/2028(3)	1,995	1,946
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(3)	9,660	9,383
4.60% (3 Month Term SOFR + 3.13%), 08/01/2171(3)	1,985	1,846
4.91% (SOFR + 2.08%), 07/25/2033(3)	8,081	8,032
5.00% (3 Month Term SOFR + 3.38%), 02/01/2172(3)	5,010	4,810
5.55% (SOFR + 1.07%), 12/15/2025(3)	11,323	11,400
JPMorgan Chase & Co.
4.08% (SOFR + 1.32%), 04/26/2026(3)	894	878
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033(3)	590	528
LeasePlan Corp. NV
2.88%, 10/24/2024(1)	5,500	5,225
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)	6,769	5,127
4.25%, 06/15/2023(1)	72	72
4.57%, 02/01/2029(1)	2,301	2,216

5.50%, 06/15/2052(1)	5,750	5,469
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)	100	116
8.50%, 05/15/2025(1)	700	727
Life Storage LP
2.20%, 10/15/2030	2,630	2,158
2.40%, 10/15/2031	1,310	1,056
4.00%, 06/15/2029	1,831	1,681
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,835
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(3)	2,280	2,003
3.51% (1 Year CMT Index + 1.60%), 03/18/2026(3)	1,075	1,023
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(3)	1,000	914
3.75%, 01/11/2027	2,000	1,869
4.38%, 03/22/2028	949	901
4.50%, 11/04/2024	2,010	1,948
4.58%, 12/10/2025	550	519
LSEGA Financing Plc
2.00%, 04/06/2028(1)	4,565	3,919
LXP Industrial Trust
2.38%, 10/01/2031	1,210	932
M&T Bank Corp.
4.00%, 07/15/2024	4,350	4,247
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(3)	2,090	1,590
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(3)	4,000	3,240
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(3)	4,445	4,384
6.21%, 11/22/2024(1)	3,339	3,393
Markel Corp.
4.15%, 09/17/2050	655	521
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)	2,690	1,889
4.90%, 04/01/2077(1)	5,000	4,326
7.63%, 11/15/2023(1)	150	151
MBIA Insurance Corp.
16.05% (3 Month LIBOR USD + 11.26%), 01/15/2033(1)(3)	86	4
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,809
Metropolitan Life Global Funding I
3.00%, 09/19/2027(1)	1,180	1,096
5.15%, 03/28/2033(1)	4,518	4,555
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,054
4.00%, 11/15/2025	1,500	1,461
Mitsubishi HC Capital, Inc.
3.96%, 09/19/2023(1)	2,730	2,712
Mitsubishi UFJ Financial Group, Inc.
0.85% (1 Year CMT Index + 0.68%), 09/15/2024(3)	5,000	4,887
1.54% (1 Year CMT Index + 0.75%), 07/20/2027(3)	2,780	2,460
2.05%, 07/17/2030	2,940	2,403
2.19%, 02/25/2025	5,000	4,711
3.75%, 07/18/2039	1,615	1,385
5.44% (1 Year CMT Index + 1.63%), 02/22/2034(3)	1,930	1,950
Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(3)	2,378	2,093
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(3)	8,000	6,272
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(3)	1,740	1,623
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(3)	1,000	788
2.87% (SOFR + 1.57%), 09/13/2030(3)	1,620	1,393
5.41% (1 Year CMT Index + 2.05%), 09/13/2028(3)	3,830	3,847
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032(3)	2,440	1,916
1.93% (SOFR + 1.02%), 04/28/2032(3)	13,945	10,971
2.24% (SOFR + 1.18%), 07/21/2032(3)	3,555	2,852
2.48% (SOFR + 1.00%), 01/21/2028(3)	526	480
2.72% (SOFR + 1.15%), 07/22/2025(3)	873	841
3.22% (SOFR + 1.49%), 04/22/2042(3)	5,000	3,856
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(3)	5,882	5,556
3.63%, 01/20/2027	8,854	8,521
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(3)	4,371	4,139
3.88%, 01/27/2026	1,725	1,683
3.95%, 04/23/2027	14,190	13,718
4.10%, 05/22/2023	3,460	3,453
4.35%, 09/08/2026	930	906
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(3)	2,304	2,222
5.00%, 11/24/2025	3,000	2,974
5.12% (SOFR + 1.73%), 02/01/2029(3)	15,574	15,698
6.30% (SOFR + 2.24%), 10/18/2028(3)	5,350	5,626
MUFG Bank Ltd.
3.75%, 03/10/2024(1)	3,215	3,167
National Australia Bank Ltd.
2.33%, 08/21/2030(1)	7,300	5,700
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(3)	2,600	2,100
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(3)	2,330	2,039
National Retail Properties, Inc.
3.50%, 10/15/2027	400	377
3.60%, 12/15/2026	700	663
3.90%, 06/15/2024	1,310	1,290
Nationwide Building Society
1.50%, 10/13/2026(1)	2,800	2,444
4.00%, 09/14/2026(1)	9,650	8,987

Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)	7,150	9,720
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(3)	8,225	7,252
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(3)	1,833	1,719
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(3)	985	925
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(3)	555	552
4.80%, 04/05/2026	3,017	2,925
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(3)	6,005	5,767
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(3)	7,000	6,808
5.85% (1 Year CMT Index + 1.35%), 03/02/2027(3)	10,346	10,372
6.02% (1 Year CMT Index + 2.10%), 03/02/2034(3)	2,010	2,082
7.47% (1 Year CMT Index + 2.85%), 11/10/2026(3)	2,165	2,237
NatWest Markets Plc
1.60%, 09/29/2026(1)	2,390	2,086
New York Life Insurance Co.
4.45%, 05/15/2069(1)	4,225	3,622
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,369
1.85%, 07/16/2025	5,000	4,576
2.61%, 07/14/2031	2,025	1,590
2.65%, 01/16/2025	2,597	2,460
2.68%, 07/16/2030	1,550	1,253
2.71%, 01/22/2029	11,000	9,336
Nordea Bank Abp
5.38%, 09/22/2027(1)	2,035	2,044
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(3)	411	373
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)	1,995	1,717
4.35%, 09/15/2027(1)	5,440	5,391
Office Properties Income Trust
4.50%, 02/01/2025	2,261	1,952
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)	1,044	975
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(3)	743	577
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(1)	275	272
Physicians Realty LP
2.63%, 11/01/2031	1,360	1,071
PNC Bank N.A.
3.88%, 04/10/2025	7,840	7,579
4.20%, 11/01/2025	322	311
PNC Financial Services Group, Inc.
4.76% (SOFR + 1.09%), 01/26/2027(3)	5,776	5,705
5.07% (SOFR + 1.93%), 01/24/2034(3)	11,268	11,116
5.67% (SOFR + 1.09%), 10/28/2025(3)	595	595
Principal Life Global Funding II
1.38%, 01/10/2025(1)	3,767	3,521
3.00%, 04/18/2026(1)	2,000	1,890
Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,248
3.55%, 01/15/2024	2,489	2,455
Prologis LP
1.25%, 10/15/2030	10,115	7,953
2.25%, 04/15/2030	305	259
2.88%, 11/15/2029	800	713
Protective Life Corp.
4.30%, 09/30/2028(1)	4,500	4,318
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	974
6.63%, 06/21/2040	5,995	6,626
Prudential Insurance Co. of America
8.30%, 07/01/2025(1)	1,691	1,783
Public Storage
1.95%, 11/09/2028	1,668	1,465
2.25%, 11/09/2031	1,401	1,162
Realty Income Corp.
1.80%, 03/15/2033	1,320	980
4.60%, 02/06/2024	7,100	7,050
Regency Centers LP
2.95%, 09/15/2029	2,200	1,904
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,610
Safehold Operating Partnership LP
2.80%, 06/15/2031	7,000	5,466
2.85%, 01/15/2032	4,308	3,347
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)	7,000	5,515
4.75%, 04/08/2032(1)	5,000	4,299
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(3)	2,290	1,993
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(3)	800	733
6.53% (SOFR + 2.60%), 01/10/2029(3)	9,500	9,659
6.83% (SOFR + 2.75%), 11/21/2026(3)	2,453	2,485
Santander UK Plc
5.00%, 11/07/2023(1)	4,150	4,100
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(1)	1,390	1,347
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(3)	1,865	1,679
SITE Centers Corp.
4.70%, 06/01/2027	368	347

Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(3)	19,302	16,832
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(3)	5,930	5,141
2.80% (1 Year CMT Index + 1.30%), 01/19/2028(1)(3)	1,020	900
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(3)	8,975	7,071
3.00%, 01/22/2030(1)	562	464
3.63%, 03/01/2041(1)	6,000	3,848
4.03% (1 Year CMT Index + 1.90%), 01/21/2043(1)(3)	2,851	1,902
4.25%, 04/14/2025(1)	2,880	2,701
5.00%, 01/17/2024(1)	860	837
6.22% (1 Year CMT Index + 3.20%), 06/15/2033(1)(3)	4,500	4,181
6.45% (1 Year CMT Index + 2.55%), 01/10/2029(1)(3)	3,550	3,561
6.45% (1 Year CMT Index + 2.30%), 01/12/2027(1)(3)	4,935	4,932
6.69% (1 Year CMT Index + 2.95%), 01/10/2034(1)(3)	4,063	4,153
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(3)	10,474	9,185
1.82% (1 Year CMT Index + 0.95%), 11/23/2025(1)(3)	4,741	4,411
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(3)	5,000	4,428
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(3)	1,360	1,282
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(3)	800	735
State Bank of India
4.38%, 01/24/2024(1)	6,475	6,433
State Street Corp.
2.20%, 03/03/2031	3,110	2,539
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(3)	1,000	915
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,159
2.63%, 07/14/2026	644	597
3.04%, 07/16/2029	5,005	4,434
5.52%, 01/13/2028	14,267	14,507
5.71%, 01/13/2030	2,790	2,881
5.77%, 01/13/2033	3,911	4,085
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(1)	3,871	3,499
Swedbank AB
5.34%, 09/20/2027(1)	5,125	5,126
Synchrony Financial
3.95%, 12/01/2027	1,500	1,270
4.50%, 07/23/2025	4,000	3,626
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)	3,360	2,833
4.90%, 09/15/2044(1)	200	185
6.85%, 12/16/2039(1)	218	244
Toronto-Dominion Bank
4.46%, 06/08/2032	5,000	4,869
5.16%, 01/10/2028	12,329	12,459
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,257
6.13%, 08/15/2043	5,000	4,798
Truist Financial Corp.
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(3)	3,460	3,028
5.12% (SOFR + 1.85%), 01/26/2034(3)	1,770	1,726
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)	5,000	4,475
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(3)	6,550	5,752
1.49% (1 Year CMT Index + 0.85%), 08/10/2027(1)(3)	1,198	1,032
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(3)	6,420	4,984
2.75% (1 Year CMT Index + 1.10%), 02/11/2033(1)(3)	1,450	1,162
4.13%, 09/24/2025(1)	2,510	2,400
4.25%, 03/23/2028(1)	3,000	2,785
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(3)	1,770	1,707
4.49% (1 Year CMT Index + 1.60%), 08/05/2025(1)(3)	4,000	3,902
4.70% (1 Year CMT Index + 2.05%), 08/05/2027(1)(3)	2,615	2,502
5.71% (1 Year CMT Index + 1.55%), 01/12/2027(1)(3)	5,000	4,954
6.30% (SOFR + 1.58%), 05/12/2026(1)(3)	5,330	5,315
UDR, Inc.
1.90%, 03/15/2033	2,025	1,514
2.10%, 08/01/2032	1,430	1,102
2.95%, 09/01/2026	276	260
3.00%, 08/15/2031	415	355
3.20%, 01/15/2030	1,565	1,398
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(3)	1,135	991
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(3)	2,330	2,109
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(1)(3)	1,400	1,233
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(1)(3)	715	660
US Bancorp
4.65% (SOFR + 1.23%), 02/01/2029(3)	13,214	12,916
Ventas Realty LP
3.25%, 10/15/2026	323	302
3.50%, 02/01/2025	251	242
3.75%, 05/01/2024	382	374
3.85%, 04/01/2027	677	639
4.13%, 01/15/2026	126	122
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(3)	10,183	9,579
2.39% (SOFR + 2.10%), 06/02/2028(3)	2,875	2,589
2.57% (SOFR + 1.26%), 02/11/2031(3)	12,110	10,262
3.00%, 04/22/2026	2,125	2,007
4.10%, 06/03/2026	3,580	3,465
4.30%, 07/22/2027	729	706
4.40%, 06/14/2046	626	516
4.61% (SOFR + 2.13%), 04/25/2053(3)	3,301	2,927

4.65%, 11/04/2044	675	582
4.90%, 11/17/2045	1,571	1,400
5.38%, 11/02/2043	317	303
Welltower OP LLC
3.10%, 01/15/2030	1,085	946
6.50%, 03/15/2041	700	730
Westpac Banking Corp.
3.13%, 11/18/2041	2,377	1,638
Weyerhaeuser Co.
7.38%, 03/15/2032	142	163
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,524
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,469
2.45%, 02/01/2032	1,360	1,086
4.25%, 10/01/2026	3,404	3,319
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,111
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,677

Total Financials		1,815,757

Industrials – 1.58%
Airbus SE
3.15%, 04/10/2027(1)	736	702
3.95%, 04/10/2047(1)	150	130
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000	1,942
Amphenol Corp.
3.20%, 04/01/2024	8,135	7,971
Arrow Electronics, Inc.
3.25%, 09/08/2024	219	213
3.88%, 01/12/2028	221	210
BAE Systems Plc
1.90%, 02/15/2031(1)	6,886	5,610
3.00%, 09/15/2050(1)	754	526
5.80%, 10/11/2041(1)	400	420
Berry Global, Inc.
1.57%, 01/15/2026	17,410	15,805
Boeing Co.
2.20%, 02/04/2026	19,535	18,125
2.75%, 02/01/2026	1,415	1,343
3.10%, 05/01/2026	1,529	1,448
3.25%, 03/01/2028	2,061	1,902
3.30%, 03/01/2035	1,410	1,053
3.63%, 02/01/2031	4,745	4,348
3.95%, 08/01/2059	4,825	3,542
4.88%, 05/01/2025	1,165	1,163
5.04%, 05/01/2027	1,185	1,194
5.15%, 05/01/2030	4,225	4,251
5.71%, 05/01/2040	1,555	1,573
5.81%, 05/01/2050	10,245	10,313
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	4,625	3,367
3.30%, 09/15/2051	530	404
3.55%, 02/15/2050	517	414
4.38%, 09/01/2042	462	428
4.45%, 01/15/2053	1,800	1,681
5.15%, 09/01/2043	389	396
5.40%, 06/01/2041	542	564
5.75%, 05/01/2040	373	401
6.15%, 05/01/2037	320	362
7.29%, 06/01/2036	134	162
Carlisle Companies, Inc.
3.50%, 12/01/2024	3,025	2,957
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)	3,000	2,203
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,772
CRH America Finance, Inc.
3.40%, 05/09/2027(1)	200	189
CRH America, Inc.
3.88%, 05/18/2025(1)	354	344
5.13%, 05/18/2045(1)	230	215
CSX Corp.
3.35%, 09/15/2049	305	230
4.10%, 03/15/2044	175	152
4.65%, 03/01/2068	2,000	1,782
4.75%, 11/15/2048	1,280	1,197
5.50%, 04/15/2041	402	413
Eaton Corp.
4.00%, 11/02/2032	143	136
5.80%, 03/15/2037	500	505
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202	2,129
Embraer Overseas Ltd.
5.70%, 09/16/2023(1)	4,000	3,990
FedEx Corp.
2.40%, 05/15/2031	3,085	2,625
4.95%, 10/17/2048	3,000	2,812
Flex Ltd.
3.75%, 02/01/2026	14,000	13,444
Graphic Packaging International LLC
0.82%, 04/15/2024(1)	6,170	5,879
1.51%, 04/15/2026(1)	11,485	10,231

JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650	635
Johnson Controls International Plc
4.95%, 07/02/2064(2)	928	838
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	12,849
L3Harris Technologies, Inc.
3.83%, 04/27/2025	820	799
4.85%, 04/27/2035	1,000	987
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,761
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811	769
3.50%, 12/15/2027	6,165	5,906
4.25%, 07/02/2024	1,705	1,693
6.25%, 05/01/2037	107	112
Masco Corp.
2.00%, 10/01/2030	760	607
6.50%, 08/15/2032	1,240	1,317
Mexico City Airport Trust
3.88%, 04/30/2028(1)	3,126	2,892
4.25%, 10/31/2026(1)	836	803
5.50%, 07/31/2047(1)	3,902	3,005
Norfolk Southern Corp.
3.95%, 10/01/2042	332	283
4.05%, 08/15/2052	1,100	907
4.80%, 08/15/2043	1,273	1,105
5.59%, 05/17/2025	6	6
7.80%, 05/15/2027	1,705	1,894
Northrop Grumman Corp.
3.85%, 04/15/2045	195	163
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,442
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430	3,008
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	309
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)	7,300	6,560
3.95%, 03/10/2025(1)	7,000	6,797
Penske Truck Leasing Co. LP / PTL Finance Corp.
5.55%, 05/01/2028(1)	2,275	2,271
Precision Castparts Corp.
4.20%, 06/15/2035	75	71
4.38%, 06/15/2045	415	382
Raytheon Technologies Corp.
2.82%, 09/01/2051	2,550	1,769
3.75%, 11/01/2046	1,130	934
4.15%, 05/15/2045	1,683	1,471
4.35%, 04/15/2047	970	878
4.50%, 06/01/2042	1,823	1,728
5.15%, 02/27/2033	2,076	2,160
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(1)	700	651
4.40%, 05/27/2045(1)	513	484
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)	1,400	1,228
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	11,041
Textron, Inc.
3.65%, 03/15/2027	4,975	4,754
Timken Co.
3.88%, 09/01/2024	1,000	976
TTX Co.
3.60%, 01/15/2025(1)	2,000	1,947
Union Pacific Corp.
4.10%, 09/15/2067	200	166
Vontier Corp.
2.40%, 04/01/2028	8,000	6,723
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,862
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,681
4.38%, 08/15/2023	322	321
WestRock MWV LLC
8.20%, 01/15/2030	537	627
WRKCo, Inc.
3.75%, 03/15/2025	1,300	1,261
Xylem, Inc.
1.95%, 01/30/2028	2,170	1,921
2.25%, 01/30/2031	960	801

Total Industrials		259,723

Technology – 1.46%
Activision Blizzard, Inc.
1.35%, 09/15/2030	1,423	1,153
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,555
Broadcom, Inc.
2.45%, 02/15/2031(1)	4,393	3,597
3.14%, 11/15/2035(1)	12,942	9,953
3.19%, 11/15/2036(1)	17,915	13,575
4.75%, 04/15/2029	6,850	6,763
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	12,655

CGI, Inc.
1.45%, 09/14/2026	2,182	1,959
2.30%, 09/14/2031	3,919	3,095
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(1)	2,481	1,737
5.25%, 02/01/2028	5,305	5,357
5.30%, 10/01/2029	1,100	1,108
6.02%, 06/15/2026	7,055	7,241
Fiserv, Inc.
3.20%, 07/01/2026	890	845
3.85%, 06/01/2025	5,000	4,897
4.40%, 07/01/2049	2,850	2,435
5.45%, 03/02/2028	3,766	3,846
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,783
Intel Corp.
4.88%, 02/10/2028	4,524	4,597
5.63%, 02/10/2043	4,200	4,304
5.70%, 02/10/2053	7,003	7,147
KLA Corp.
3.30%, 03/01/2050	1,800	1,376
Leidos, Inc.
2.30%, 02/15/2031	1,075	872
3.63%, 05/15/2025	3,500	3,409
5.75%, 03/15/2033	1,000	1,022
Microchip Technology, Inc.
0.97%, 02/15/2024	22,950	22,031
0.98%, 09/01/2024	620	585
2.67%, 09/01/2023	5,353	5,278
Microsoft Corp.
2.53%, 06/01/2050	9,330	6,602
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	3,495	2,889
2.65%, 02/15/2032	4,875	3,997
2.70%, 05/01/2025	2,110	2,003
3.25%, 05/11/2041	3,600	2,623
3.25%, 11/30/2051	1,505	1,006
4.30%, 06/18/2029	7,077	6,797
Oracle Corp.
3.25%, 11/15/2027	2,432	2,286
3.60%, 04/01/2040	6,210	4,820
3.60%, 04/01/2050	7,000	4,965
3.65%, 03/25/2041	1,537	1,186
3.80%, 11/15/2037	600	498
3.85%, 07/15/2036	1,065	910
3.90%, 05/15/2035	936	818
4.30%, 07/08/2034	3,546	3,252
4.38%, 05/15/2055	400	315
4.90%, 02/06/2033	7,695	7,537
5.55%, 02/06/2053	4,080	3,884
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,505
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,645
2.00%, 06/30/2030	1,150	947
Seagate HDD Cayman
4.75%, 06/01/2023	1,500	1,493
ServiceNow, Inc.
1.40%, 09/01/2030	6,530	5,261
SK Hynix, Inc.
1.50%, 01/19/2026(1)	2,000	1,777
Texas Instruments, Inc.
5.00%, 03/14/2053	4,689	4,945
TSMC Arizona Corp.
3.13%, 10/25/2041	4,500	3,616
TSMC Global Ltd.
4.63%, 07/22/2032(1)	1,610	1,622
VMware, Inc.
1.40%, 08/15/2026	8,282	7,325
1.80%, 08/15/2028	1,928	1,628
2.20%, 08/15/2031	2,671	2,115
4.65%, 05/15/2027	1,370	1,349
Workday, Inc.
3.50%, 04/01/2027	3,141	3,005
3.80%, 04/01/2032	2,910	2,668
Xilinx, Inc.
2.38%, 06/01/2030	2,000	1,746

Total Technology		239,210

Utilities – 3.38%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)	2,015	1,783
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,878
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	422
3.75%, 12/01/2047	2,600	2,138
4.00%, 12/01/2046	2,020	1,726
4.25%, 09/15/2048	4,790	4,194
Alabama Power Co.
2.80%, 04/01/2025	2,025	1,954
3.75%, 03/01/2045	182	146
4.10%, 01/15/2042	233	192
4.15%, 08/15/2044	205	176
6.13%, 05/15/2038	219	246

Alexander Funding Trust
1.84%, 11/15/2023(1)	2,000	1,940
Alfa Desarrollo SpA
4.55%, 09/27/2051(1)	2,463	1,806
Ameren Corp.
2.50%, 09/15/2024	2,153	2,068
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032	2,960
American Water Capital Corp.
3.45%, 06/01/2029	590	552
4.00%, 12/01/2046	2,350	1,937
6.59%, 10/15/2037	386	438
APA Infrastructure Ltd.
4.20%, 03/23/2025(1)	2,100	2,057
4.25%, 07/15/2027(1)	1,098	1,065
Arizona Public Service Co.
3.35%, 06/15/2024	676	661
3.75%, 05/15/2046	2,290	1,751
5.05%, 09/01/2041	349	325
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,614
4.15%, 01/15/2043	830	734
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)	10,275	9,716
Avangrid, Inc.
3.15%, 12/01/2024	610	591
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	653
3.20%, 09/15/2049	1,105	811
3.50%, 08/15/2046	375	290
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	5,257
6.13%, 04/01/2036	366	403
Boston Gas Co.
4.49%, 02/15/2042(1)	253	220
Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)	1,125	1,028
4.27%, 03/15/2048(1)	1,100	872
4.50%, 03/10/2046(1)	2,000	1,649
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	127
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028	3,681	3,774
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)	1,333	1,251
CMS Energy Corp.
2.95%, 02/15/2027	348	324
3.00%, 05/15/2026	110	105
3.45%, 08/15/2027	350	333
Comision Federal de Electricidad
4.69%, 05/15/2029(1)	3,900	3,491
4.88%, 01/15/2024(1)	322	318
Commonwealth Edison Co.
3.65%, 06/15/2046	364	288
3.75%, 08/15/2047	1,000	815
4.00%, 03/01/2048	4,615	3,920
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,365
3.88%, 06/15/2047	1,800	1,463
4.13%, 05/15/2049	4,293	3,586
4.30%, 12/01/2056	3,050	2,555
4.50%, 05/15/2058	538	465
5.70%, 06/15/2040	318	327
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561	7,334
Constellation Energy Generation LLC
5.75%, 10/01/2041	3,192	3,137
5.80%, 03/01/2033	2,817	2,905
6.25%, 10/01/2039	300	316
Consumers Energy Co.
3.25%, 08/15/2046	190	142
4.35%, 08/31/2064	191	162
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	138
Dominion Energy, Inc.
2.85%, 08/15/2026	304	285
3.90%, 10/01/2025	3,558	3,471
4.90%, 08/01/2041	212	194
5.25%, 08/01/2033	1,161	1,170
7.00%, 06/15/2038	124	141
DTE Energy Co.
2.53%, 10/01/2024(2)	3,878	3,731
4.22%, 11/01/2024(2)	12,313	12,174
Duke Energy Carolinas LLC
3.70%, 12/01/2047	878	702
4.25%, 12/15/2041	141	125
6.00%, 12/01/2028	235	251
Duke Energy Corp.
2.65%, 09/01/2026	9,417	8,808
3.75%, 09/01/2046	13,800	10,720
3.95%, 08/15/2047	1,740	1,381
Duke Energy Florida LLC
4.20%, 07/15/2048	3,636	3,181
Duke Energy Indiana LLC

3.75%, 05/15/2046	600	478
5.40%, 04/01/2053	1,598	1,627
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,588
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,122
3.70%, 10/15/2046	506	394
4.10%, 05/15/2042	217	187
4.10%, 03/15/2043	181	156
4.15%, 12/01/2044	129	111
4.20%, 08/15/2045	325	279
4.38%, 03/30/2044	132	117
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)	2,500	2,025
3.62%, 08/01/2027(1)	6,675	5,943
Edison International
3.55%, 11/15/2024	3,606	3,503
5.75%, 06/15/2027	5,261	5,371
6.95%, 11/15/2029	9,154	9,903
Electricite de France SA
4.75%, 10/13/2035(1)	5,000	4,559
Emera US Finance LP
3.55%, 06/15/2026	1,260	1,201
4.75%, 06/15/2046	900	730
Enel Finance America LLC
7.10%, 10/14/2027(1)	3,506	3,767
Enel Finance International NV
1.88%, 07/12/2028(1)	270	227
2.65%, 09/10/2024(1)	1,440	1,390
3.50%, 04/06/2028(1)	5,845	5,376
4.75%, 05/25/2047(1)	7,050	6,041
6.00%, 10/07/2039(1)	307	303
6.80%, 10/14/2025(1)	6,553	6,772
6.80%, 09/15/2037(1)	2,425	2,578
7.75%, 10/14/2052(1)	1,054	1,234
Engie Energia Chile SA
3.40%, 01/28/2030(1)	1,600	1,306
Entergy Arkansas LLC
2.65%, 06/15/2051	960	621
Entergy Corp.
2.95%, 09/01/2026	310	291
Entergy Louisiana LLC
2.40%, 10/01/2026	650	601
2.90%, 03/15/2051	1,570	1,069
3.05%, 06/01/2031	440	386
3.12%, 09/01/2027	370	346
4.00%, 03/15/2033	2,610	2,442
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	10,048
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,595
Evergy Metro, Inc.
4.20%, 03/15/2048	500	422
5.30%, 10/01/2041	1,032	1,019
Evergy, Inc.
2.90%, 09/15/2029	2,190	1,963
Eversource Energy
2.90%, 03/01/2027	1,978	1,845
Exelon Corp.
4.95%, 06/15/2035	1,500	1,478
5.30%, 03/15/2033	6,311	6,421
Fells Point Funding Trust
3.05%, 01/31/2027(1)	9,320	8,646
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	3,095	2,793
4.35%, 01/15/2025(1)	15,221	15,011
4.55%, 04/01/2049(1)	2,143	1,804
5.45%, 07/15/2044(1)	5,027	4,816
Florida Power & Light Co.
5.40%, 09/01/2035	700	719
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,150
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,110
Israel Electric Corp. Ltd.
3.75%, 02/22/2032(1)	3,154	2,749
5.00%, 11/12/2024(1)	1,884	1,859
6.88%, 06/21/2023(1)	7,780	7,785
ITC Holdings Corp.
2.95%, 05/14/2030(1)	890	784
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)	740	726
6.15%, 06/01/2037	400	417
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	538	492
Massachusetts Electric Co.
4.00%, 08/15/2046(1)	624	482
Metropolitan Edison Co.
5.20%, 04/01/2028(1)	3,971	4,011
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	9,900	9,562
Monongahela Power Co.
5.40%, 12/15/2043(1)	1,650	1,673
National Rural Utilities Cooperative Finance Corp.

8.00%, 03/01/2032	791	947
Nevada Power Co.
5.38%, 09/15/2040	261	259
5.45%, 05/15/2041	386	381
New England Power Co.
3.80%, 12/05/2047(1)	5,108	4,155
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)	804	767
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	19,287	19,107
4.45%, 06/20/2025	5,994	5,953
5.05%, 02/28/2033	7,534	7,555
6.05%, 03/01/2025	2,590	2,635
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)	2,150	1,744
3.51%, 10/01/2024(1)	258	249
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,298
2.95%, 09/01/2029	1,520	1,351
4.38%, 05/15/2047	3,618	3,144
5.25%, 03/30/2028	1,875	1,907
5.80%, 02/01/2042	774	762
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,924
4.13%, 05/15/2044	1,480	1,298
NRG Energy, Inc.
2.00%, 12/02/2025(1)	2,685	2,418
2.45%, 12/02/2027(1)	6,215	5,317
4.45%, 06/15/2029(1)	1,155	1,047
Ohio Power Co.
2.90%, 10/01/2051	1,390	949
4.15%, 04/01/2048	1,190	1,023
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,394
5.75%, 03/15/2029	124	132
Pacific Gas & Electric Co.
1.70%, 11/15/2023	1,880	1,834
2.95%, 03/01/2026	990	921
3.25%, 02/16/2024	14,077	13,786
3.45%, 07/01/2025	1,570	1,496
3.75%, 02/15/2024	3,148	3,089
3.75%, 08/15/2042	376	266
3.85%, 11/15/2023	9,208	9,074
3.95%, 12/01/2047	779	554
4.00%, 12/01/2046	2,289	1,616
4.25%, 08/01/2023	2,482	2,467
4.30%, 03/15/2045	638	480
4.45%, 04/15/2042	1,905	1,494
4.50%, 07/01/2040	5,911	4,852
4.60%, 06/15/2043	2,024	1,594
6.70%, 04/01/2053	3,520	3,619
PECO Energy Co.
2.80%, 06/15/2050	860	583
2.85%, 09/15/2051	2,878	1,966
3.70%, 09/15/2047	2,120	1,712
3.90%, 03/01/2048	5,235	4,416
4.15%, 10/01/2044	353	308
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	2,386	2,216
5.15%, 03/30/2026(1)	2,911	2,924
Pepco Holdings LLC
7.45%, 08/15/2032	222	250
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,679
5.10%, 06/01/2052	2,420	2,463
5.21%, 12/01/2047	1,285	1,317
Potomac Electric Power Co.
6.50%, 11/15/2037	136	154
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,515
4.13%, 06/15/2044	208	181
Public Service Co. of Colorado
3.55%, 06/15/2046	353	268
4.10%, 06/15/2048	2,515	2,134
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	714
Public Service Electric & Gas Co.
3.60%, 12/01/2047	1,605	1,289
4.65%, 03/15/2033	7,255	7,286
5.38%, 11/01/2039	117	116
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	6,716
Puget Energy, Inc.
2.38%, 06/15/2028	4,023	3,544
3.65%, 05/15/2025	1,200	1,159
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,551
3.75%, 06/01/2047	4,417	3,586
3.95%, 11/15/2041	310	250
5.35%, 05/15/2040	3,430	3,453
Sempra Energy
6.00%, 10/15/2039	752	792
Southern California Edison Co.
2.95%, 02/01/2051	6,220	4,188

3.65%, 03/01/2028	1,200	1,133
3.90%, 12/01/2041	392	311
4.05%, 03/15/2042	800	663
4.13%, 03/01/2048	1,880	1,554
5.45%, 06/01/2052	1,815	1,814
6.05%, 03/15/2039	253	268
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,289
3.20%, 06/15/2025	6,306	6,119
Southern Co.
4.48%, 08/01/2024(2)	9,015	8,905
5.11%, 08/01/2027	4,032	4,041
5.70%, 10/15/2032	5,964	6,272
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	216
3.95%, 10/01/2046	282	218
4.40%, 06/01/2043	160	135
5.88%, 03/15/2041	1,210	1,263
Southern Power Co.
5.15%, 09/15/2041	746	700
Southwest Gas Corp.
3.80%, 09/29/2046	508	383
Southwestern Public Service Co.
4.50%, 08/15/2041	350	314
Toledo Edison Co.
2.65%, 05/01/2028(1)	1,208	1,069
6.15%, 05/15/2037	680	733
Union Electric Co.
3.65%, 04/15/2045	1,370	1,088
3.90%, 04/01/2052	3,065	2,570
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,663
3.80%, 04/01/2028	2,675	2,591
4.45%, 02/15/2044	126	112
4.65%, 08/15/2043	1,765	1,602
5.45%, 04/01/2053	6,405	6,540
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)	8,460	8,169
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	196
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	4,862

Total Utilities		554,033

Total Corporate Bonds (Cost: $5,244,081)		4,759,140

Government Related – 21.34%
Other Government Related – 1.30%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	585
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350	1,711
Atlanta Independent School System
5.56%, 03/01/2026	535	549
Bay Area Toll Authority
2.57%, 04/01/2031	6,700	6,079
6.26%, 04/01/2049	1,650	2,001
Bermuda Government International Bond
2.38%, 08/20/2030(1)	1,765	1,505
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,872
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	535	566
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,193
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,821
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,585	1,776
Clark County School District
5.51%, 06/15/2024	1,700	1,711
Colombia Government International Bond
3.00%, 01/30/2030	1,365	1,070
5.63%, 02/26/2044	782	591
Curators of the University of Missouri
5.96%, 11/01/2039	3,310	3,636
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	831
Eaton Community City School District
5.39%, 08/25/2027	275	275
Export-Import Bank of India
3.88%, 02/01/2028(1)	3,480	3,277
Fannie Mae
0.88%, 08/05/2030	2,805	2,290
1.63%, 01/07/2025	6,247	5,972
2.63%, 09/06/2024	5,221	5,097
6.63%, 11/15/2030	2,550	3,021
7.13%, 01/15/2030	1,500	1,797
Federal Home Loan Banks
4.00%, 10/24/2029	2,000	1,996
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,749	4,469
Finnvera OYJ
2.38%, 06/04/2025(1)	600	576
Idaho Energy Resources Authority

2.86%, 09/01/2046	3,175	2,421
Indonesia Government International Bond
4.13%, 01/15/2025(1)	1,325	1,316
Israel Government AID Bond
0.00%, 09/15/2023	1,837	1,799
0.00%, 11/01/2024	1,000	930
5.50%, 09/18/2033	619	698
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(1)	200	192
2.13%, 10/25/2023(1)	3,400	3,343
3.25%, 04/24/2023(1)	1,000	999
Korea National Oil Corp.
1.75%, 04/18/2025(1)	2,018	1,891
4.75%, 04/03/2026(1)	1,570	1,560
4.88%, 04/03/2028(1)	1,760	1,766
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	3,010
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,152
3.50%, 02/12/2034	3,202	2,715
3.75%, 01/11/2028	3,517	3,370
3.77%, 05/24/2061	1,753	1,182
4.28%, 08/14/2041	4,827	3,944
4.35%, 01/15/2047	42	33
4.40%, 02/12/2052	1,340	1,045
4.60%, 01/23/2046	1,494	1,226
4.60%, 02/10/2048	1,482	1,207
4.75%, 03/08/2044	450	382
5.75%, 10/12/2110	588	525
New Hampshire Housing Finance Authority
3.75%, 07/01/2034	5	5
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	6,790	6,968
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	7,238
New York State Dormitory Authority
2.20%, 03/15/2034	4,165	3,326
5.60%, 03/15/2040	260	276
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,116
North Carolina Housing Finance Agency
3.00%, 01/01/2033	65	65
Ohio State University
4.05%, 12/01/2056	406	348
4.80%, 06/01/2111	1,102	1,014
Panama Government International Bond
4.50%, 04/16/2050	1,610	1,223
4.50%, 01/19/2063	4,664	3,356
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,895
3.00%, 01/15/2034	1,569	1,279
5.63%, 11/18/2050	190	191
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,929
5.65%, 11/01/2040	435	470
5.65%, 11/01/2040	1,260	1,361
Province of Manitoba Canada
2.13%, 06/22/2026	400	377
Qatar Government International Bond
4.82%, 03/14/2049(1)	1,200	1,175
5.10%, 04/23/2048(1)	3,140	3,187
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,216
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403	402
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	697
Romanian Government International Bond
6.00%, 05/25/2034(1)	6,002	5,857
Saudi Government International Bond
2.25%, 02/02/2033(1)	1,533	1,258
3.45%, 02/02/2061(1)	1,185	837
5.00%, 01/18/2053(1)	948	881
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,320
State of California
7.30%, 10/01/2039	3,335	4,138
7.50%, 04/01/2034	5,540	6,923
State of Illinois
5.10%, 06/01/2033	12,275	12,246
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,149
1.50%, 09/15/2031	1,230	1,003
2.88%, 02/01/2027	805	773
4.25%, 09/15/2065	1,720	1,615
4.63%, 09/15/2060	1,308	1,309
5.50%, 06/15/2038	57	63
5.88%, 04/01/2036	2,967	3,410
7.13%, 05/01/2030	1,615	1,913
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,608
0.00%, 03/15/2032	1,514	1,020
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,653

0.00%, 06/15/2035	258	146
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,485
Three Rivers Local School District
5.21%, 09/15/2027	285	285
Tokyo Metropolitan Government
3.25%, 06/01/2023(1)	1,200	1,195
University of Michigan
4.45%, 04/01/2122	7,800	7,038
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,386
University of Virginia
2.58%, 11/01/2051	3,150	2,154
4.18%, 09/01/2117	1,540	1,297
Uruguay Government International Bond
4.98%, 04/20/2055	790	774
5.10%, 06/18/2050	1,150	1,150
West Contra Costa Unified School District
6.25%, 08/01/2030	215	237
Westlake City School District
5.23%, 12/01/2026	430	430

Total Other Government Related		213,640

U.S. Treasury Obligations – 20.04%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(6)	857	877
2.50%, 01/15/2029(6)	575	616
3.63%, 04/15/2028(6)	1,929	2,153
U.S. Treasury Note/Bond
0.25%, 05/31/2025	5,775	5,329
0.38%, 01/31/2026	3,785	3,436
0.50%, 02/28/2026	29,920	27,193
0.63%, 08/15/2030	2,700	2,200
0.75%, 03/31/2026(7)	43,345	39,656
0.75%, 04/30/2026	1,030	939
0.75%, 01/31/2028	73,860	64,512
0.88%, 06/30/2026	30,935	28,208
0.88%, 09/30/2026	1,365	1,236
0.88%, 11/15/2030	20,235	16,751
1.00%, 07/31/2028	32,000	27,970
1.13%, 10/31/2026	45,225	41,248
1.13%, 08/31/2028	90,550	79,511
1.13%, 05/15/2040	5,125	3,410
1.13%, 08/15/2040	9,056	5,986
1.25%, 03/31/2028	56,535	50,427
1.25%, 06/30/2028	90,462	80,292
1.25%, 08/15/2031	22,265	18,676
1.25%, 05/15/2050	35,904	20,872
1.38%, 11/15/2031	8,874	7,490
1.38%, 11/15/2040	210,649	145,092
1.38%, 08/15/2050	50,365	30,245
1.50%, 02/15/2025	97,275	92,670
1.50%, 01/31/2027	822	757
1.50%, 02/15/2030	1,855	1,626
1.63%, 05/15/2026	20,000	18,726
1.63%, 05/15/2031	4,225	3,672
1.63%, 11/15/2050	33,177	21,276
1.75%, 12/31/2026	115	107
1.75%, 01/31/2029	8,475	7,650
1.75%, 08/15/2041	17,437	12,625
1.88%, 02/28/2029	33,900	30,797
1.88%, 02/15/2032	32,500	28,524
1.88%, 02/15/2041	37,782	28,257
1.88%, 02/15/2051	36,494	24,926
1.88%, 11/15/2051	57,312	39,026
2.00%, 08/15/2025	150	144
2.00%, 11/15/2026	27,425	25,792
2.00%, 11/15/2041	22,413	16,916
2.00%, 02/15/2050	24,856	17,617
2.00%, 08/15/2051	29,796	20,958
2.13%, 05/15/2025	670	644
2.25%, 11/15/2025	38,271	36,721
2.25%, 02/15/2027	1,530	1,449
2.25%, 05/15/2041	172,459	136,962
2.25%, 08/15/2046	39,102	29,508
2.25%, 08/15/2049	15,859	11,925
2.25%, 02/15/2052	30,950	23,080
2.38%, 03/31/2029	123,650	115,434
2.38%, 02/15/2042	87,904	70,687
2.38%, 11/15/2049	78,757	60,837
2.38%, 05/15/2051	18,851	14,476
2.50%, 02/28/2026	1,285	1,238
2.50%, 03/31/2027	8,062	7,700
2.50%, 02/15/2045	147,275	117,515
2.50%, 02/15/2046	1,530	1,215
2.50%, 05/15/2046	2	2
2.63%, 01/31/2026	13,455	13,015
2.63%, 05/31/2027	36,850	35,333
2.75%, 04/30/2027	9,343	9,005
2.75%, 07/31/2027	34,046	32,788
2.75%, 05/31/2029	380	362
2.75%, 08/15/2042	19,600	16,678
2.75%, 11/15/2042	13,300	11,279
2.88%, 04/30/2025	840	820
2.88%, 06/15/2025	250	244

2.88%, 04/30/2029	42,000	40,325
2.88%, 05/15/2032	128,470	122,257
2.88%, 05/15/2043	107,560	92,934
2.88%, 08/15/2045	8,405	7,162
2.88%, 05/15/2049	7,305	6,251
2.88%, 05/15/2052	45,656	39,057
3.00%, 11/15/2044	1,585	1,383
3.00%, 02/15/2047	780	679
3.00%, 02/15/2048	870	759
3.00%, 08/15/2052	68,777	60,416
3.13%, 08/15/2025	34,200	33,557
3.13%, 08/31/2027	34,053	33,308
3.13%, 08/31/2029	21,580	21,006
3.13%, 02/15/2043	18,100	16,274
3.13%, 05/15/2048	24,938	22,257
3.25%, 06/30/2027	12,172	11,962
3.25%, 06/30/2029	40,000	39,217
3.25%, 05/15/2042	19,933	18,389
3.38%, 08/15/2042	17,622	16,545
3.50%, 01/31/2028	37,218	37,023
3.50%, 02/15/2033	89,694	89,834
3.50%, 02/15/2039	22,157	21,889
3.63%, 03/31/2028	57,219	57,313
3.63%, 03/31/2030	22,055	22,158
3.63%, 08/15/2043	16,350	15,870
3.63%, 02/15/2044	10,150	9,818
3.63%, 02/15/2053	18,000	17,871
3.75%, 11/15/2043	10,943	10,809
3.88%, 03/31/2025	250	249
3.88%, 11/30/2027	18,733	18,928
3.88%, 12/31/2027	19,416	19,620
3.88%, 12/31/2029	83,655	85,165
3.88%, 08/15/2040	25,825	26,483
3.88%, 02/15/2043	34,644	34,953
4.00%, 02/15/2026	21,000	21,087
4.00%, 02/29/2028	68,033	69,261
4.00%, 02/28/2030	48,820	50,109
4.00%, 11/15/2042	27,835	28,592
4.00%, 11/15/2052	19,586	20,786
4.13%, 09/30/2027	10,566	10,765
4.13%, 10/31/2027	13,431	13,689
4.25%, 05/15/2039	9,000	9,707
4.38%, 11/15/2039	11,454	12,513
4.38%, 05/15/2041	1,500	1,632
4.50%, 05/15/2038	5,903	6,546
4.63%, 02/28/2025	3,467	3,501
4.63%, 03/15/2026	34,725	35,517
U.S. Treasury Strip Coupon
0.00%, 02/15/2025	799	742
0.00%, 08/15/2027	4,314	3,682
0.00%, 11/15/2027	4,607	3,900
0.00%, 02/15/2031	12,590	9,510
0.00%, 02/15/2032	46,250	33,590
0.00%, 11/15/2034	2,487	1,616
0.00%, 02/15/2035	1,824	1,175
0.00%, 05/15/2035	1,920	1,224
0.00%, 08/15/2035	175	110
0.00%, 05/15/2036	121	74
0.00%, 05/15/2039	255	138
0.00%, 02/15/2041	50,000	24,965
0.00%, 08/15/2041	1,425	692
0.00%, 05/15/2043	36,515	16,406
0.00%, 02/15/2046	20,000	8,105

Total U.S. Treasury Obligations		3,286,663

Total Government Related (Cost: $3,879,510)		3,500,303

Mortgage-Backed Obligations – 36.25%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D(1)(4)	5,204	4,501
ACRE Commercial Mortgage 2021-FL4 Ltd.
5.86% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(3)	3,990	3,907
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(2)	6,081	5,691
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,148	1,102
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	270	267
Alternative Loan Trust 2005-1CB
2.25% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(3)(8)	82	6
Alternative Loan Trust 2005-20CB
0.00% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(3)(8)	304	14
Alternative Loan Trust 2005-22T1
0.22% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(3)(8)	419	33
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	120	103
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	3
Alternative Loan Trust 2005-37T1
0.20% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(3)(8)	1,423	89
Alternative Loan Trust 2005-54CB
0.00% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(3)(8)	390	20
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	99	77
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	46	41

Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	49	26
Alternative Loan Trust 2006-43CB
6.00%, 07/25/2034, Series 2006-43CB, Class 2A1	1	1
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)(9)	0	0
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(1)	8,017	7,959
Arbor Multifamily Mortgage Securities Trust 2022-MF4
3.29%, 02/15/2055, Series 2022-MF4, Class A5(1)(4)	17,500	15,186
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)	27	17
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(1)	8,533	8,202
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C(1)(4)	1,200	846
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045, Series 2014-FRR5, Class AK30(1)	6,300	6,215
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO(9)	1	0
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	5	4
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	18	16
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	12	9
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	597	593
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	17	15
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	10	10
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	4	2
Banc of America Mortgage 2003-C Trust
2.75%, 04/25/2033, Series 2003-C, Class 3A1(4)	2	2
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,360
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	11,818
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,670
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,738
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	13,192	11,439
BANK 2019-BNK23
2.92%, 12/15/2052, Series 2019-BN23, Class A3	8,058	7,018
BANK 2020-BNK27
2.14%, 04/15/2063, Series 2020-BN27, Class A5	1,538	1,255
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	8,831
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	18,080
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	18,862
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,220
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	21,131
BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB(4)	8,700	8,032
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)	8,750	8,418
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(1)	4,602	4,306
Bear Stearns ARM Trust 2003-2
4.29%, 01/25/2033, Series 2003-2, Class A5(1)(4)	49	47
Bear Stearns ARM Trust 2003-7
3.59%, 10/25/2033, Series 2003-7, Class 3A(4)	2	2
Bear Stearns ARM Trust 2004-2
3.71%, 05/25/2034, Series 2004-2, Class 14A(4)	21	19
Bear Stearns ARM Trust 2006-1
6.80% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(3)	54	51
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	11
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.96%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(9)	55	0
Bellemeade Re 2018-3 Ltd.
6.70% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028, Series 2018-3A, Class M1B(1)(3)	31	31
Bellemeade RE 2021-3 Ltd.
5.56% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(3)	4,737	4,699
5.56% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(3)	8,400	8,152
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,407
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	25,600
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	17,332
1.85%, 09/15/2053, Series 2020-B19, Class A5	5,098	4,060
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,252	2,591
Benchmark 2021-B24 Mortgage Trust

2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,586
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	16,401
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	18,119
2.39%, 07/15/2054, Series 2021-B27, Class A5	1,984	1,599
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	20,249
Cascade Funding Mortgage Trust 2021-FRR1
2.09%, 02/28/2025, Series 2021-FRR1, Class BK45(1)(4)	4,450	3,959
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)	84	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	17,292
Chase Mortgage Finance Trust Series 2006-A1
4.01%, 09/25/2036, Series 2006-A1, Class 2A3(4)	62	53
Chase Mortgage Finance Trust Series 2007-A1
3.64%, 02/25/2037, Series 2007-A1, Class 2A1(4)	27	24
3.79%, 02/25/2037, Series 2007-A1, Class 7A1(4)	3	3
3.95%, 02/25/2037, Series 2007-A1, Class 1A3(4)	13	12
4.07%, 02/25/2037, Series 2007-A1, Class 9A1(4)	14	12
Chase Mortgage Finance Trust Series 2007-A2
3.23%, 06/25/2035, Series 2007-A2, Class 1A1(4)	7	6
4.14%, 06/25/2035, Series 2007-A2, Class 2A1(4)	18	17
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	4	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	13	13
5.75%, 04/25/2034, Series 2004-3, Class A4	9	9
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	57	57
CHL Mortgage Pass-Through Trust 2004-7
6.34%, 06/25/2034, Series 2004-7, Class 2A1(4)	4	3
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
4.22%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	7	6
CHL Mortgage Pass-Through Trust 2004-HYB3
2.71%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	28	25
CHL Mortgage Pass-Through Trust 2004-HYB6
4.00%, 11/20/2034, Series 2004-HYB6, Class A3(4)	22	20
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	10	5
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	5	3
CHL Mortgage Pass-Through Trust 2005-22
3.51%, 11/25/2035, Series 2005-22, Class 2A1(4)	90	69
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1(1)(4)	11,150	11,299
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	20	18
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	2,091	2,047
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,803	6,581
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,387	8,914
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	687
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100	9,404
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764	2,557
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	7,531	7,071
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783	2,623
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,789	13,779
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	19,345
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	20,519
4.01%, 03/10/2051, Series 2018-B2, Class A4	1,020	961
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,204
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520	11,565
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(9)	0	0
4.24%, 09/25/2033, Series 2003-HYB1, Class A(4)	15	14
Citigroup Mortgage Loan Trust 2009-10
4.16%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)	53	51
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)	216	204
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2(9)	0	0
2.99%, 02/25/2035, Series 2005-1, Class 2A1A(4)	17	13
3.91%, 08/25/2034, Series 2004-UST1, Class A6(4)	5	4
4.31%, 08/25/2035, Series 2005-5, Class 1A2(4)	44	36
5.25%, 10/25/2033, Series 2003-1, Class 2A5	6	5
5.50%, 05/25/2035, Series 2005-2, Class 2A11	51	50
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
6.00%, 11/25/2035, Series 2005-9, Class 22A2	873	850

7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)	516	495
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	8,100	8,023
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046, Series 2013-CR12, Class A3	4,183	4,153
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769	17,216
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	9,799	9,457
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	4,624	4,460
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	739
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	9,424	9,027
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,340
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039	3,868
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A(1)(4)	10,975	10,016
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	6,090	5,555
Connecticut Avenue Securities Trust 2021-R03
5.41% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1(1)(3)	5,614	5,531
Connecticut Avenue Securities Trust 2022-R01
6.46% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(3)	7,380	7,064
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.00%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(9)	1,794	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	23	17
4.40%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	6	5
5.25%, 09/25/2033, Series 2003-21, Class 1A4	24	23
6.66%, 02/25/2033, Series 2003-1, Class DB1(4)	46	45
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447	7,130
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,766
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	14,798	13,398
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299	1,165
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	21,162	17,602
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	1	1
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	18	17
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	62	61
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	5	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	4	3
5.50%, 10/25/2035, Series 2005-9, Class DX	100	11
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	3,000	2,256
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)	3,881	3,657
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	2,219	2,178
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)	3,608	3,489
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4(1)(4)	2,457	2,194
CSMCM 2018-RPL9 Trust
4.35%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)	1,905	1,556
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,345
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	16,637
Eagle RE 2018-1 Ltd.
6.55% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(1)(3)	1,514	1,513
Eagle RE 2019-1 Ltd.
6.65% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(1)(3)	866	865
Eagle RE 2021-2 Ltd.
6.11% (30-day Average SOFR + 1.55%, 1.55% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	17,143	17,094
EDP Finance BV
3.63%, 07/15/2024(1)	700	683
Fannie Mae
2.00%, 04/01/2038(10)	7,090	6,397
2.00%, 04/01/2053(10)	13,815	11,420
2.50%, 04/01/2038(10)	415	385
2.50%, 04/01/2053(10)	19,560	16,858
3.00%, 04/01/2038(10)	3,755	3,560
3.00%, 04/01/2053(10)	12,580	11,288
3.50%, 04/01/2053(10)	16,925	15,726
4.00%, 04/01/2038(10)	2,610	2,569
4.00%, 05/01/2042(10)	10,500	10,047
4.00%, 04/01/2053(10)	6,400	6,121
4.50%, 04/01/2053(10)	11,610	11,375
5.00%, 04/01/2038(10)	3,045	3,066
5.00%, 04/01/2053(10)	14,600	14,561
5.50%, 04/01/2053(10)	9,090	9,182

6.00%, 04/01/2053(10)	4,140	4,226
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	34	34
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	61	62
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	75	80
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	13	13
Fannie Mae Grantor Trust 2004-T2
3.95%, 07/25/2043, Series 2004-T2, Class 2A(4)	54	53
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	116	120
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	198	204
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	78	82
9.55%, 01/25/2044, Series 2004-T3, Class PT1(4)	15	16
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,503	6,128
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	4	3
0.00%, 01/25/2033, Series 329, Class 1	4	3
5.00%, 12/25/2033, Series 345, Class 6(4)	5	1
5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(3)	248	249
5.40% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(3)	807	808
5.50%, 05/25/2036, Series 365, Class 8	21	4
5.50%, 08/25/2036, Series 374, Class 5	14	3
5.50%, 04/25/2037, Series 393, Class 6	5	1
6.00%, 01/25/2038, Series 383, Class 33	14	3
7.50%, 04/25/2023, Series 218, Class 2(9)	0	–
9.00%, 03/25/2024, Series 265, Class 2(9)	0	0
Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,557
1.50%, 01/01/2031	10,000	8,212
1.50%, 03/01/2041	1,137	940
1.50%, 02/01/2042	1,421	1,166
1.50%, 10/01/2050	1,966	1,548
1.50%, 11/01/2050	11,735	9,241
1.50%, 12/01/2050	21,560	16,952
1.50%, 01/01/2051	1,549	1,219
1.50%, 02/01/2051	19,058	14,971
1.50%, 07/01/2051	6,930	5,449
1.50%, 11/01/2051	7,363	5,792
1.56%, 01/01/2031	2,275	1,877
1.75%, 03/01/2032(4)	14,994	12,324
1.80%, 10/01/2033	7,500	6,039
2.00%, 08/01/2031	1,175	1,084
2.00%, 09/01/2035	486	440
2.00%, 05/01/2036	6,018	5,429
2.00%, 06/01/2036	8,616	7,795
2.00%, 02/01/2037	11,855	10,696
2.00%, 03/01/2037	3,083	2,785
2.00%, 06/01/2040	2,778	2,398
2.00%, 07/01/2040	2,635	2,278
2.00%, 09/01/2040	1,500	1,259
2.00%, 02/01/2041	7,301	6,239
2.00%, 05/01/2041	23,525	20,338
2.00%, 06/01/2041	7,414	6,410
2.00%, 10/01/2041	998	858
2.00%, 04/01/2042	5,946	5,089
2.00%, 09/01/2050	6,101	5,057
2.00%, 09/01/2050	21,522	17,859
2.00%, 10/01/2050	1,577	1,315
2.00%, 10/01/2050	42,728	35,484
2.00%, 11/01/2050	374	311
2.00%, 11/01/2050	1,491	1,250
2.00%, 11/01/2050	14,394	11,941
2.00%, 12/01/2050	3,179	2,637
2.00%, 12/01/2050	9,844	8,166
2.00%, 01/01/2051	3,645	3,023
2.00%, 01/01/2051	18,441	15,296
2.00%, 02/01/2051	6,997	5,801
2.00%, 03/01/2051	4,570	3,785
2.00%, 03/01/2051	21,833	18,103
2.00%, 04/01/2051	5,481	4,546
2.00%, 05/01/2051	8,557	7,093
2.00%, 07/01/2051	2,902	2,405
2.00%, 08/01/2051	2,154	1,785
2.00%, 08/01/2051	3,656	3,024
2.00%, 08/01/2051	11,899	9,871
2.00%, 08/01/2051	30,595	25,352
2.00%, 09/01/2051	1,960	1,623
2.00%, 10/01/2051	167	138
2.00%, 10/01/2051	272	225
2.00%, 10/01/2051	9,885	8,283
2.00%, 10/01/2051	12,226	10,126
2.00%, 10/01/2051	14,486	11,981
2.00%, 12/01/2051	12,051	10,005
2.00%, 12/01/2051	13,341	11,141
2.00%, 01/01/2052	13,442	11,128
2.00%, 02/01/2052	1,667	1,381
2.00%, 02/01/2052	5,665	4,690
2.00%, 02/01/2052	8,740	7,242
2.00%, 02/01/2052	10,117	8,462
2.00%, 03/01/2052	19,379	16,042

2.00%, 04/01/2052	1,439	1,191
2.08%, 10/01/2033	9,802	8,183
2.16%, 01/01/2034	6,070	4,924
2.22%, 02/01/2032	5,100	4,312
2.40%, 06/01/2023(4)	197	196
2.50%, 04/01/2030	855	809
2.50%, 05/01/2030	1,065	1,007
2.50%, 11/01/2031	1,519	1,432
2.50%, 12/01/2034	7,706	7,199
2.50%, 08/01/2035	2,045	1,903
2.50%, 08/01/2035	3,876	3,607
2.50%, 09/01/2035	5,331	4,960
2.50%, 10/01/2035	146	136
2.50%, 01/01/2036	13,490	12,569
2.50%, 07/01/2036	5,087	4,753
2.50%, 12/01/2036	1,278	1,169
2.50%, 04/01/2042	9,067	8,005
2.50%, 05/01/2042	3,653	3,223
2.50%, 01/01/2043	1,253	1,099
2.50%, 02/01/2043	570	500
2.50%, 10/01/2043	1,149	1,008
2.50%, 05/01/2046	504	442
2.50%, 07/01/2046	1,256	1,101
2.50%, 08/01/2046	480	421
2.50%, 10/01/2046	379	332
2.50%, 03/01/2050	677	587
2.50%, 05/01/2050	9,248	7,973
2.50%, 05/01/2050	10,068	8,768
2.50%, 06/01/2050	972	840
2.50%, 06/01/2050	1,755	1,513
2.50%, 06/01/2050	2,245	1,944
2.50%, 06/01/2050	4,566	3,937
2.50%, 06/01/2050	14,469	12,583
2.50%, 07/01/2050	2,389	2,071
2.50%, 07/01/2050	5,370	4,641
2.50%, 07/01/2050	12,133	10,606
2.50%, 08/01/2050	2,679	2,321
2.50%, 08/01/2050	18,096	15,636
2.50%, 09/01/2050	2,940	2,565
2.50%, 09/01/2050	7,015	5,987
2.50%, 09/01/2050	8,236	7,101
2.50%, 10/01/2050(7)	40,395	34,908
2.50%, 12/01/2050	11,375	9,857
2.50%, 01/01/2051	1,340	1,158
2.50%, 02/01/2051	1,401	1,229
2.50%, 02/01/2051	4,011	3,483
2.50%, 02/01/2051	4,668	4,031
2.50%, 03/01/2051	2,568	2,218
2.50%, 04/01/2051	3,058	2,641
2.50%, 04/01/2051	25,184	21,712
2.50%, 05/01/2051	3,034	2,619
2.50%, 05/01/2051	6,624	5,840
2.50%, 05/01/2051	10,593	9,145
2.50%, 06/01/2051	823	710
2.50%, 07/01/2051	2,346	2,025
2.50%, 08/01/2051	1,075	932
2.50%, 08/01/2051	3,304	2,852
2.50%, 08/01/2051	10,127	8,802
2.50%, 09/01/2051	826	726
2.50%, 09/01/2051	872	739
2.50%, 09/01/2051	7,544	6,510
2.50%, 09/01/2051	12,586	10,912
2.50%, 10/01/2051	1,038	895
2.50%, 10/01/2051	2,753	2,373
2.50%, 10/01/2051	11,587	10,006
2.50%, 11/01/2051	1,388	1,203
2.50%, 11/01/2051	10,539	9,196
2.50%, 11/01/2051	16,978	14,706
2.50%, 12/01/2051	1,354	1,175
2.50%, 12/01/2051	7,003	6,057
2.50%, 12/01/2051	12,766	11,128
2.50%, 12/01/2051	13,483	11,679
2.50%, 12/01/2051	13,610	11,740
2.50%, 01/01/2052	4,291	3,701
2.50%, 01/01/2052	10,656	9,209
2.50%, 01/01/2052	13,048	11,255
2.50%, 02/01/2052	7,935	6,845
2.50%, 03/01/2052	26,884	23,182
2.50%, 05/01/2052	2,358	2,034
2.50%, 05/01/2052	17,022	14,677
2.50%, 05/01/2052	34,006	29,512
2.50%, 06/01/2052	928	800
2.50%, 07/01/2061	10,762	8,999
2.50%, 09/01/2061	6,377	5,332
2.50%, 03/01/2062	9,652	8,071
2.52%, 11/01/2029	14,141	12,808
2.58%, 09/01/2028	3,733	3,453
2.59%, 09/01/2028	7,489	6,929
2.62%, 10/01/2028	8,809	8,134
2.67%, 12/01/2035	15,510	12,820
2.68%, 05/01/2025	1,702	1,641
2.72%, 04/01/2023(4)	56	56
2.81%, 04/01/2025	2,900	2,804
2.81%, 05/01/2027	1,816	1,717

2.83%, 05/01/2027	7,881	7,469
2.90% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 10.92% Cap), 04/01/2037(3)	9	9
2.90%, 10/01/2029	3,252	3,031
3.00%, 06/01/2027	1,941	1,850
3.00%, 08/01/2028	414	401
3.00%, 09/01/2028	760	736
3.00%, 12/01/2028	241	233
3.00%, 05/01/2030	680	651
3.00%, 08/01/2034	1,195	1,135
3.00%, 10/01/2034	2,219	2,108
3.00%, 04/01/2036	539	505
3.00%, 08/01/2036	523	490
3.00%, 03/01/2037	4,312	4,095
3.00%, 05/01/2038	7,206	6,754
3.00%, 05/01/2042	199	184
3.00%, 10/01/2042	1,832	1,690
3.00%, 11/01/2042	1,238	1,142
3.00%, 12/01/2042	49	45
3.00%, 12/01/2042	402	370
3.00%, 12/01/2042	649	600
3.00%, 01/01/2043	410	378
3.00%, 01/01/2043	654	604
3.00%, 01/01/2043	722	666
3.00%, 01/01/2043	737	680
3.00%, 02/01/2043	372	343
3.00%, 04/01/2043	500	461
3.00%, 04/01/2043	632	583
3.00%, 04/01/2043	1,195	1,102
3.00%, 05/01/2043	18	17
3.00%, 05/01/2043	122	112
3.00%, 05/01/2043	781	720
3.00%, 05/01/2043	4,104	3,785
3.00%, 06/01/2043	32	29
3.00%, 06/01/2043	230	212
3.00%, 06/01/2043	247	228
3.00%, 06/01/2043	1,426	1,315
3.00%, 06/01/2043	2,337	2,156
3.00%, 07/01/2043	31	29
3.00%, 07/01/2043	68	63
3.00%, 07/01/2043	229	211
3.00%, 07/01/2043	788	726
3.00%, 07/01/2043	3,605	3,325
3.00%, 08/01/2043	864	797
3.00%, 08/01/2043	2,307	2,128
3.00%, 10/01/2043	51	47
3.00%, 10/01/2043	6,731	6,196
3.00%, 02/01/2044	2,941	2,713
3.00%, 03/01/2044	331	305
3.00%, 04/01/2045	3,610	3,324
3.00%, 05/01/2046	2,845	2,611
3.00%, 09/01/2046	434	399
3.00%, 11/01/2046	962	881
3.00%, 11/01/2046	3,012	2,778
3.00%, 11/01/2046	3,376	3,102
3.00%, 01/01/2047	2,020	1,851
3.00%, 02/01/2047	450	415
3.00%, 03/01/2047	348	319
3.00%, 12/01/2047	922	845
3.00%, 07/01/2049	807	731
3.00%, 07/01/2049	2,211	2,004
3.00%, 08/01/2049	12,257	11,187
3.00%, 11/01/2049	631	572
3.00%, 11/01/2049	5,306	4,808
3.00%, 12/01/2049	217	197
3.00%, 12/01/2049	736	667
3.00%, 12/01/2049	3,748	3,396
3.00%, 02/01/2050	4,363	3,949
3.00%, 02/01/2050	5,608	5,071
3.00%, 03/01/2050	1,332	1,205
3.00%, 03/01/2050	2,280	2,066
3.00%, 05/01/2050	371	337
3.00%, 05/01/2050	1,681	1,521
3.00%, 06/01/2050	576	521
3.00%, 06/01/2050	2,125	1,922
3.00%, 07/01/2050	899	818
3.00%, 08/01/2050	2,233	2,018
3.00%, 08/01/2050	4,769	4,312
3.00%, 09/01/2050	1,915	1,741
3.00%, 09/01/2050	5,305	4,791
3.00%, 11/01/2050	393	356
3.00%, 02/01/2051	1,453	1,325
3.00%, 02/01/2051	4,606	4,145
3.00%, 04/01/2051	6,251	5,630
3.00%, 05/01/2051	3,858	3,474
3.00%, 06/01/2051	3,588	3,224
3.00%, 07/01/2051	1,356	1,223
3.00%, 07/01/2051	6,680	6,016
3.00%, 10/01/2051	2,341	2,104
3.00%, 01/01/2052	595	537
3.00%, 01/01/2052	9,601	8,625
3.00%, 02/01/2052	5,083	4,569
3.00%, 02/01/2052	10,251	9,277
3.00%, 03/01/2052	471	424
3.00%, 03/01/2052	7,270	6,558

3.00%, 03/01/2052	11,770	10,605
3.00%, 04/01/2052	480	432
3.00%, 04/01/2052	9,203	8,349
3.00%, 04/01/2052	34,138	30,792
3.00%, 07/01/2052	15,410	13,834
3.00%, 08/01/2052	405	365
3.00%, 07/01/2060	8,312	7,434
3.00%, 12/01/2061	11,130	9,833
3.02%, 07/01/2029	8,116	7,623
3.03% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(3)	13	12
3.04% (1 Year LIBOR USD + 1.29%, 1.29% Floor, 9.97% Cap), 05/01/2035(3)	5	5
3.07%, 02/01/2025	4,995	4,861
3.08%, 12/01/2024	1,737	1,692
3.08%, 01/01/2028	8,000	7,589
3.09%, 09/01/2029	7,484	7,000
3.10%, 01/01/2028	6,501	6,180
3.10% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(3)	20	20
3.10% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 11.27% Cap), 05/01/2036(3)	2	2
3.12%, 11/01/2026	905	872
3.12%, 06/01/2035	3,400	3,069
3.13%, 03/01/2027	6,731	6,450
3.14%, 12/01/2026	1,673	1,608
3.14% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.86% Cap), 05/01/2035(3)	4	4
3.19%, 01/01/2033	3,701	3,530
3.19%, 03/01/2036	2,199	2,074
3.22%, 09/01/2032	6,000	5,438
3.25%, 09/01/2026	1,377	1,333
3.25%, 02/01/2027	5,308	5,106
3.34%, 02/01/2027	1,500	1,444
3.40% (ECOFC + 1.25%, 1.89% Floor, 12.64% Cap), 09/01/2027(3)	1	1
3.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.17% Cap), 06/01/2034(3)	18	18
3.45%, 04/01/2035	1,725	1,633
3.46% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.20% Cap), 08/01/2034(3)	12	12
3.49% (1 Year LIBOR USD + 1.19%, 1.19% Floor, 10.99% Cap), 11/01/2037(3)	33	33
3.50%, 12/01/2029	1,112	1,079
3.50%, 05/01/2030	239	232
3.50%, 12/01/2030	686	668
3.50%, 07/01/2032	52	51
3.50%, 11/01/2032	383	373
3.50%, 12/01/2032	160	155
3.50%, 02/01/2033	189	184
3.50%, 02/01/2033	225	219
3.50%, 03/01/2033	1,226	1,193
3.50%, 04/01/2033	826	804
3.50%, 06/01/2033	92	89
3.50%, 10/01/2033	4,155	4,046
3.50%, 06/01/2040	796	754
3.50%, 12/01/2040	37	35
3.50%, 02/01/2041	3,228	3,081
3.50%, 06/01/2041	6,286	5,989
3.50%, 11/01/2041	136	130
3.50%, 12/01/2041	106	101
3.50%, 12/01/2041	181	173
3.50%, 12/01/2041	226	216
3.50%, 02/01/2042	125	119
3.50%, 02/01/2042	163	155
3.50%, 04/01/2042	95	90
3.50%, 05/01/2042	2,537	2,416
3.50%, 05/01/2042	2,648	2,526
3.50%, 06/01/2042	639	609
3.50%, 07/01/2042	519	495
3.50%, 07/01/2042	1,627	1,553
3.50%, 07/01/2042	8,932	8,522
3.50%, 08/01/2042	323	308
3.50%, 09/01/2042	255	243
3.50%, 09/01/2042	293	279
3.50%, 09/01/2042	338	320
3.50%, 09/01/2042	2,032	1,939
3.50%, 10/01/2042	133	126
3.50%, 10/01/2042	162	155
3.50%, 10/01/2042	287	274
3.50%, 10/01/2042	476	454
3.50%, 11/01/2042	1,255	1,197
3.50%, 11/01/2042	3,086	2,944
3.50%, 01/01/2043	300	284
3.50%, 01/01/2043	385	367
3.50%, 02/01/2043	19	18
3.50%, 02/01/2043	32	30
3.50%, 03/01/2043	231	219
3.50%, 03/01/2043	685	653
3.50%, 03/01/2043	1,506	1,431
3.50%, 04/01/2043	744	709
3.50%, 04/01/2043	1,827	1,742
3.50%, 05/01/2043	30	29
3.50%, 05/01/2043	200	190
3.50%, 05/01/2043	774	734
3.50%, 05/01/2043	828	785
3.50%, 07/01/2043	4,147	3,954
3.50%, 08/01/2043	760	721
3.50%, 06/01/2044	2,686	2,547
3.50%, 04/01/2045	4,807	4,552
3.50%, 06/01/2045	665	628
3.50%, 06/01/2045	3,059	2,889
3.50%, 11/01/2045	1,301	1,229

3.50%, 12/01/2045	214	202
3.50%, 01/01/2046	3,617	3,447
3.50%, 02/01/2046	1,099	1,042
3.50%, 04/01/2046	534	506
3.50%, 08/01/2046	1,865	1,761
3.50%, 09/01/2046	1,664	1,580
3.50%, 11/01/2046	4,875	4,605
3.50%, 12/01/2046	1,576	1,488
3.50%, 12/01/2046	3,557	3,394
3.50%, 02/01/2047	2,796	2,657
3.50%, 06/01/2047	267	252
3.50%, 11/01/2047	2,609	2,462
3.50%, 12/01/2047	1,846	1,738
3.50%, 01/01/2048	1,865	1,759
3.50%, 04/01/2048	11,336	10,684
3.50%, 08/01/2048	6,259	5,894
3.50%, 10/01/2048	2,331	2,200
3.50%, 03/01/2050	8,847	8,306
3.50%, 02/01/2052	9,506	8,877
3.50%, 03/01/2052	1,465	1,373
3.50%, 06/01/2052	7,727	7,180
3.50%, 03/01/2060	6,737	6,318
3.50%, 03/01/2062	9,804	9,171
3.52% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.72% Cap), 04/01/2035(3)	15	15
3.53%, 04/01/2033	12,230	11,501
3.54%, 06/01/2032	15,495	14,677
3.54%, 11/01/2032	10,031	9,486
3.55%, 02/01/2030	1,500	1,450
3.57%, 06/01/2028	8,361	8,116
3.61%, 04/01/2028	2,830	2,755
3.64%, 01/01/2025	508	499
3.64% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 9.32% Cap), 08/01/2033(3)	13	13
3.66%, 03/01/2027	2,209	2,153
3.67% (6 Month LIBOR USD + 1.17%, 1.17% Floor, 12.80% Cap), 09/01/2036(3)	37	37
3.67% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.39% Cap), 10/01/2035(3)	29	28
3.70% (1 Year LIBOR USD + 1.45%, 1.45% Floor, 9.98% Cap), 10/01/2034(3)	4	4
3.71% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.31% Cap), 08/01/2036(3)	5	5
3.73% (1 Year LIBOR USD + 1.48%, 1.48% Floor, 10.30% Cap), 11/01/2033(3)	23	23
3.74% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(3)	22	21
3.77%, 12/01/2025	1,669	1,642
3.80%, 09/01/2032	9,609	9,287
3.81%, 12/01/2028	7,000	6,868
3.81% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.32% Cap), 06/01/2036(3)	8	8
3.82% (1 Year LIBOR USD + 1.57%, 1.57% Floor, 11.07% Cap), 09/01/2036(3)	12	12
3.86% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034(3)	6	6
3.88% (1 Year LIBOR USD + 1.51%, 1.53% Floor, 10.12% Cap), 01/01/2035(3)	6	6
3.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.10% Cap), 09/01/2035(3)	8	8
3.90%, 02/01/2033	12,350	12,027
3.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(3)	1	1
3.91% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 11.34% Cap), 07/01/2037(3)	24	24
3.97% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 8.86% Cap), 01/01/2034(3)	3	3
3.97% (1 Year CMT Index + 2.09%, 2.13% Floor, 12.30% Cap), 07/01/2035(3)	3	2
3.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.98% Cap), 11/01/2034(3)	3	3
3.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036(3)	18	18
4.00%, 06/01/2033	337	334
4.00%, 12/01/2033	26	26
4.00%, 05/01/2037	3,516	3,433
4.00%, 10/01/2037	698	681
4.00%, 11/01/2037	21,880	21,542
4.00%, 07/01/2040	1,897	1,857
4.00%, 08/01/2040	59	57
4.00%, 09/01/2040	469	459
4.00%, 12/01/2040	93	91
4.00%, 12/01/2040	404	396
4.00%, 01/01/2041	84	83
4.00%, 01/01/2041	201	197
4.00%, 01/01/2041	366	358
4.00%, 01/01/2041	416	407
4.00%, 01/01/2041	495	484
4.00%, 01/01/2041	657	643
4.00%, 01/01/2041	692	677
4.00%, 02/01/2041	22	21
4.00%, 02/01/2041	779	763
4.00%, 03/01/2041	2,938	2,875
4.00%, 09/01/2041	83	81
4.00%, 10/01/2041	355	347
4.00%, 10/01/2041	478	467
4.00%, 12/01/2041	608	595
4.00%, 12/01/2041	734	719
4.00%, 01/01/2042	1,054	1,032
4.00%, 03/01/2042	25	24
4.00%, 07/01/2042	159	155
4.00%, 07/01/2042	203	198
4.00%, 07/01/2042	212	207
4.00%, 07/01/2042	224	219
4.00%, 08/01/2042	2,201	2,155
4.00%, 12/01/2042	167	164
4.00%, 04/01/2043	3,633	3,618
4.00%, 07/01/2043	400	390
4.00%, 11/01/2043	1,074	1,051
4.00%, 12/01/2043	50	49
4.00%, 12/01/2043	682	670
4.00%, 07/01/2044	919	897
4.00%, 09/01/2044	382	373

4.00%, 12/01/2044	10,525	10,337
4.00%, 01/01/2045	2,702	2,635
4.00%, 07/01/2045	2,647	2,581
4.00%, 10/01/2045	284	276
4.00%, 12/01/2045	394	384
4.00%, 12/01/2045	1,444	1,408
4.00%, 01/01/2046	924	901
4.00%, 08/01/2046	1,363	1,328
4.00%, 03/01/2047	2,779	2,694
4.00%, 03/01/2047	2,802	2,732
4.00%, 06/01/2047	1,433	1,395
4.00%, 08/01/2047	2,874	2,805
4.00%, 11/01/2047	2,451	2,387
4.00%, 11/01/2047	8,231	8,054
4.00%, 01/01/2048	2,700	2,607
4.00%, 01/01/2048	4,647	4,523
4.00%, 03/01/2048	860	836
4.00%, 03/01/2048	5,609	5,488
4.00%, 06/01/2048	5,527	5,364
4.00%, 09/01/2048	320	311
4.00%, 10/01/2048	245	238
4.00%, 03/01/2049	3,363	3,266
4.00%, 05/01/2049	9,713	9,567
4.00%, 07/01/2049	451	434
4.00%, 07/01/2049	1,859	1,807
4.00%, 10/01/2049	2,535	2,475
4.00%, 07/01/2050	2,391	2,302
4.00%, 04/01/2052	5,715	5,469
4.00%, 05/01/2052	10,029	9,648
4.00%, 06/01/2052	14,294	13,674
4.00%, 07/01/2052	498	476
4.01% (1 Year LIBOR USD + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(3)	4	3
4.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.22% Cap), 07/01/2036(3)	14	13
4.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(3)	35	35
4.03% (1 Year LIBOR USD + 1.72%, 1.72% Floor, 10.63% Cap), 01/01/2037(3)	9	9
4.03% (1 Year CMT Index + 2.01%, 2.01% Floor, 10.78% Cap), 11/01/2037(3)	20	20
4.04% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.37% Cap), 07/01/2037(3)	17	16
4.05% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.83% Cap), 12/01/2036(3)	29	28
4.06% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.16% Cap), 09/01/2033(3)	5	6
4.07% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.73% Cap), 01/01/2036(3)	10	10
4.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(3)	12	12
4.09% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 11.00% Cap), 06/01/2036(3)	29	29
4.12% (ECOFC + 1.25%, 3.76% Floor, 13.39% Cap), 03/01/2029(3)	1	1
4.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.04% Cap), 11/01/2034(3)	3	3
4.13% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.50% Cap), 08/01/2036(3)	11	11
4.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(3)	4	4
4.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(3)(9)	0	0
4.18% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 11.27% Cap), 10/01/2036(3)	14	13
4.18%, 11/01/2030	3,526	3,456
4.19%, 04/01/2033	1,565	1,554
4.20% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(3)(9)	0	0
4.25% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(3)	4	4
4.26% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 11.29% Cap), 02/01/2037(3)	13	13
4.29% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.20% Cap), 01/01/2038(3)	12	12
4.32% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037(3)	39	39
4.32% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.19% Cap), 10/01/2034(3)	18	18
4.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036(3)	18	18
4.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.84% Cap), 10/01/2036(3)	40	40
4.35% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.08% Cap), 09/01/2037(3)	8	8
4.37%, 03/01/2033	3,200	3,221
4.50%, 08/01/2029	56	55
4.50%, 09/01/2029	61	61
4.50%, 01/01/2030	105	105
4.50%, 10/01/2033	1,839	1,845
4.50%, 11/01/2033	5	5
4.50%, 09/01/2034	11	11
4.50%, 04/01/2039	2,984	3,042
4.50%, 11/01/2039	8	8
4.50%, 08/01/2040	1,316	1,324
4.50%, 08/01/2040	1,355	1,362
4.50%, 12/01/2040	621	624
4.50%, 12/01/2040	1,958	1,969
4.50%, 03/01/2041	500	503
4.50%, 04/01/2041	270	272
4.50%, 05/01/2041	560	563
4.50%, 05/01/2041	3,187	3,205
4.50%, 07/01/2041	118	119
4.50%, 08/01/2041	948	954
4.50%, 01/01/2042	1,022	1,028
4.50%, 11/01/2042	2,667	2,682
4.50%, 02/01/2046	3,235	3,254
4.50%, 08/01/2047	327	326
4.50%, 05/01/2048	579	575
4.50%, 07/01/2049	3,191	3,184
4.50%, 03/01/2050	9,310	9,275
4.50%, 09/01/2050	1,862	1,832
4.50%, 02/01/2051	1,071	1,051
4.50%, 10/01/2052	8,880	8,727
4.58% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.25% Cap), 03/01/2036(3)	106	109
4.62% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(3)	33	32
4.63%, 12/01/2026(4)	780	788
4.71% (12 Month U.S. Treasury Average + 1.91%, 1.91% Floor, 8.50% Cap), 01/01/2036(3)	35	34
4.77%, 08/01/2026	576	585
4.90% (6 Month LIBOR USD + 1.52%, 1.52% Floor, 10.87% Cap), 01/01/2035(3)	60	60

4.98%, 11/01/2032	7,522	7,936
5.00%, 05/01/2023(9)	0	0
5.00%, 08/01/2024	1	1
5.00%, 05/01/2028	6	7
5.00%, 04/01/2031	27	27
5.00%, 12/01/2032(9)	0	0
5.00%, 06/01/2033	6	6
5.00%, 07/01/2033	7	7
5.00%, 07/01/2033	8	8
5.00%, 11/01/2033	2	2
5.00%, 11/01/2033	19	19
5.00%, 11/01/2033	1,389	1,419
5.00%, 04/01/2034	45	46
5.00%, 05/01/2034	18	18
5.00%, 12/01/2034	13	13
5.00%, 01/01/2035	10	10
5.00%, 02/01/2035	248	253
5.00%, 02/01/2035	1,214	1,240
5.00%, 06/01/2035	219	224
5.00%, 07/01/2035	6	6
5.00%, 07/01/2035	1,054	1,070
5.00%, 07/01/2035	1,210	1,236
5.00%, 09/01/2035	27	27
5.00%, 10/01/2035	105	108
5.00%, 11/01/2035	243	248
5.00%, 01/01/2036	20	20
5.00%, 02/01/2036	16	16
5.00%, 07/01/2037	312	318
5.00%, 01/01/2039	964	980
5.00%, 09/01/2039	50	51
5.00%, 04/01/2040	117	119
5.00%, 08/01/2040	101	104
5.00%, 05/01/2041	55	56
5.00%, 05/01/2042	844	862
5.00%, 09/01/2043	389	397
5.00%, 01/01/2048	426	432
5.00%, 05/01/2048	1,057	1,072
5.00%, 01/01/2049	3,661	3,727
5.00%, 06/01/2052	8,270	8,251
5.00%, 07/01/2052	496	495
5.00%, 07/01/2052	4,560	4,594
5.00%, 08/01/2052	3,377	3,373
5.00%, 08/01/2052	10,172	10,148
5.00%, 08/01/2052	10,984	10,968
5.00%, 03/01/2053	15,199	15,158
5.00%, 04/01/2053	9,000	8,975
5.15% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(3)	3,231	3,201
5.29% (6 Month LIBOR USD + 1.34%, 1.28% Floor, 12.23% Cap), 07/01/2037(3)	27	27
5.34% (6 Month LIBOR USD + 1.47%, 1.47% Floor, 12.63% Cap), 01/01/2037(3)	19	19
5.50%, 07/01/2025	2	2
5.50%, 11/01/2032	31	32
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	34	35
5.50%, 04/01/2033	24	24
5.50%, 07/01/2033	4	4
5.50%, 09/01/2033	88	91
5.50%, 11/01/2033	2	2
5.50%, 12/01/2033	41	43
5.50%, 01/01/2034	5	5
5.50%, 03/01/2034	4	4
5.50%, 09/01/2034	8	8
5.50%, 10/01/2034	11	11
5.50%, 02/01/2035	27	28
5.50%, 12/01/2035	9	9
5.50%, 04/01/2036	29	30
5.50%, 05/01/2036	25	26
5.50%, 05/01/2036	39	40
5.50%, 11/01/2036	10	10
5.50%, 03/01/2037	193	200
5.50%, 04/01/2037	65	67
5.50%, 05/01/2037	67	69
5.50%, 01/01/2038	48	50
5.50%, 05/01/2038	10	10
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	53	56
5.50%, 06/01/2038	404	419
5.50%, 09/01/2038	349	361
5.50%, 06/01/2039	15	15
5.50%, 09/01/2039	20	21
5.50%, 12/01/2039	28	28
5.50%, 01/01/2040	247	257
5.50%, 11/01/2052	7,524	7,600
5.50%, 03/01/2053	8,971	9,061
5.69% (6 Month LIBOR USD + 1.52%, 1.52% Floor, 12.84% Cap), 02/01/2037(3)	22	22
5.79% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.94% Cap), 02/01/2035(3)	2	2
6.00%, 01/01/2024	1	1
6.00%, 01/01/2024	2	2
6.00%, 07/01/2024	1	1
6.00%, 07/01/2026	8	8
6.00%, 07/01/2027	12	12
6.00%, 11/01/2027	6	6
6.00%, 12/01/2027	19	19
6.00%, 01/01/2028	33	33
6.00%, 10/01/2028	22	23

6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	15	15
6.00%, 12/01/2032	8	9
6.00%, 12/01/2032	66	69
6.00%, 03/01/2033(9)	0	1
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	3	3
6.00%, 05/01/2033	10	10
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	6	6
6.00%, 09/01/2033	9	9
6.00%, 11/01/2034	2	2
6.00%, 04/01/2035	42	44
6.00%, 02/01/2036	1	2
6.00%, 09/01/2036	140	146
6.00%, 11/01/2036	17	18
6.00%, 03/01/2037	23	23
6.00%, 09/01/2037	39	41
6.00%, 04/01/2038	9	9
6.00%, 05/01/2038	100	104
6.00%, 11/01/2038	37	39
6.00%, 12/01/2039	520	542
6.00%, 10/01/2040	676	706
6.00%, 07/01/2041	1,803	1,884
6.00%, 11/01/2048	24	24
6.50%, 02/01/2024	1	1
6.50%, 07/01/2024(9)	0	0
6.50%, 04/01/2025(9)	0	0
6.50%, 08/01/2026	13	14
6.50%, 03/01/2029	5	5
6.50%, 11/01/2029	163	168
6.50%, 08/01/2031	7	7
6.50%, 02/01/2032	27	28
6.50%, 01/01/2036	109	113
6.50%, 04/01/2036	1	1
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	74	77
6.50%, 10/01/2036	16	17
6.50%, 01/01/2037	31	32
6.50%, 08/01/2037	13	13
6.50%, 08/01/2037	21	22
6.50%, 10/01/2037	30	32
6.50%, 10/01/2038	36	38
6.50%, 10/01/2038	137	144
7.00%, 01/01/2024(9)	0	0
7.00%, 09/01/2027(9)	0	0
7.00%, 01/01/2029(9)	0	0
7.00%, 06/01/2032	1	1
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	36	38
7.00%, 02/01/2036	7	7
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	3	3
7.00%, 09/01/2037	23	23
7.00%, 09/01/2038	35	38
7.00%, 10/01/2038	39	42
7.00%, 11/01/2038	26	27
7.00%, 12/01/2038	89	97
7.00%, 01/01/2039	129	140
7.50%, 10/01/2024(9)	0	0
7.50%, 01/01/2035	15	15
7.50%, 03/01/2035	18	18
7.50%, 05/01/2037	10	11
7.50%, 10/01/2037	69	73
7.50%, 11/01/2037	22	24
7.50%, 11/01/2038	17	18
7.50%, 04/01/2039	85	91
8.00%, 05/01/2024(9)	0	0
8.00%, 03/01/2027	3	3
8.00%, 06/01/2027	3	3
8.00%, 06/01/2028(9)	0	0
8.00%, 09/01/2028	3	3
8.00%, 11/01/2028	8	9
8.00%, 11/01/2037	9	9
8.00%, 01/01/2038	1	1
8.50%, 07/01/2024(9)	0	0
8.50%, 05/01/2025(9)	0	0
Fannie Mae REMIC Trust 2003-W1
4.78%, 12/25/2042, Series 2003-W1, Class 1A1(4)	63	60
5.25%, 12/25/2042, Series 2003-W1, Class 2A(4)	17	17
Fannie Mae REMIC Trust 2003-W4
5.16%, 10/25/2042, Series 2003-W4, Class 2A(4)	9	9
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	242	244
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	49	51
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	90	94
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	57	57

Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047, Series 2007-W10, Class 2A(4)	6	6
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	13	14
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	12	9
Fannie Mae REMIC Trust 2007-W7
11.48% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(3)(8)	8	9
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	206	210
Fannie Mae REMICS
0.00%, 09/25/2023, Series 1993-205, Class H(9)	0	0
0.00%, 11/25/2023, Series 1994-9, Class E(9)	0	0
0.00%, 01/25/2032, Series 2001-81, Class LO	1	1
0.00%, 04/25/2032, Series 2002-21, Class LO	1	1
0.00%, 12/25/2032, Series 2004-59, Class BG	5	4
0.00%, 05/25/2033, Series 2003-35, Class EA	3	3
0.00%, 08/25/2033, Series 2003-132, Class OA	1	1
0.00%, 12/25/2033, Series 2006-44, Class P	43	37
0.00%, 03/25/2034, Series 2004-46, Class EP	27	26
0.00%, 09/25/2035, Series 2005-90, Class PO	3	3
0.00%, 10/25/2035, Series 2010-39, Class OT	11	9
0.00%, 03/25/2036, Series 2006-16, Class OA	8	6
0.00%, 03/25/2036, Series 2006-8, Class WQ	91	73
0.00%, 04/25/2036, Series 2006-23, Class KO	9	8
0.00%, 04/25/2036, Series 2006-27, Class OH	16	14
0.00%, 04/25/2036, Series 2006-22, Class AO	28	24
0.00%, 06/25/2036, Series 2006-43, Class PO	8	7
0.00%, 06/25/2036, Series 2006-44, Class GO	16	13
0.00%, 06/25/2036, Series 2006-43, Class DO	23	19
0.00%, 06/25/2036, Series 2006-50, Class JO	56	47
0.00%, 06/25/2036, Series 2006-50, Class PS	68	59
0.00%, 07/25/2036, Series 2006-58, Class AP	5	4
0.00%, 07/25/2036, Series 2006-58, Class PO	9	8
0.00%, 07/25/2036, Series 2006-65, Class QO	18	15
0.00%, 08/25/2036, Series 2006-72, Class TO	5	4
0.00%, 08/25/2036, Series 2006-79, Class DO	13	12
0.00%, 08/25/2036, Series 2006-79, Class OP	19	16
0.00%, 08/25/2036, Series 2006-72, Class GO	31	28
0.00%, 09/25/2036, Series 2008-42, Class AO	7	6
0.00%, 09/25/2036, Series 2006-90, Class AO	13	11
0.00%, 09/25/2036, Series 2006-86, Class OB	17	14
0.00%, 11/25/2036, Series 2006-109, Class PO	5	4
0.00%, 11/25/2036, Series 2006-111, Class EO	15	12
0.00%, 11/25/2036, Series 2006-110, Class PO	26	22
0.00%, 12/25/2036, Series 2006-119, Class PO	9	8
0.00%, 12/25/2036, Series 2006-115, Class OK	15	13
0.00%, 01/25/2037, Series 2006-128, Class PO	15	13
0.00%, 01/25/2037, Series 2009-70, Class CO	44	37
0.00%, 03/25/2037, Series 2007-14, Class OP	13	11
0.00%, 04/25/2037, Series 2007-28, Class EO	41	34
0.00%, 05/25/2037, Series 2007-42, Class AO	3	2
0.00%, 07/25/2037, Series 2007-67, Class PO	30	26
0.00%, 10/25/2037, Series 2009-86, Class OT	266	219
0.00%, 01/25/2038, Series 2007-116, Class HI(4)	157	5
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	23	19
0.00%, 06/25/2040, Series 2010-63, Class AP	36	31
0.00% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(3)(8)	171	6
0.00%, 04/25/2041, Series 2011-30, Class LS(4)	235	12
0.00%, 09/25/2043, Series 2013-92, Class PO	542	417
0.00%, 10/25/2043, Series 2013-101, Class DO	438	331
0.00%, 12/25/2043, Series 2013-128, Class PO	950	741
0.93% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(3)(8)	18	1
1.00% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(3)(8)	74	5
1.00% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(3)(8)	80	6
1.05% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(3)(8)	22	1
1.06% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(3)(8)	82	7
1.15% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(3)(8)	220	17
1.20% (1 Month LIBOR USD + 6.05%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP(3)(8)	4,651	585
1.23% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(3)(8)(9)	2	0
1.25% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(3)(8)	52	47
1.25% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(3)(8)	34	1
1.25% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(3)(8)	22	2
1.25% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(3)(8)	73	5
1.25% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(3)(8)	48	4
1.27% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(3)(8)	14	13
1.30%, 06/25/2038, Series 2008-46, Class HI(4)	48	3
1.33% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(3)(8)	29	2
1.35% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(3)(8)	27	2
1.38% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(3)(8)	29	2
1.39% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS(3)(8)	10,983	748
1.40% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(3)(8)	65	6
1.45% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(3)(8)	7	7
1.51% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(3)(8)(9)	3	0
1.52% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(3)(8)	63	61
1.55% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(3)(8)	201	20
1.55% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(3)(8)	96	6
1.55% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(3)(8)	30	2
1.57% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(3)(8)	47	3
1.59% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(3)(8)	107	10
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(3)(8)	20	1
1.60% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(3)(8)	69	7
1.60% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(3)(8)	107	12

1.61% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(3)(8)	111	10
1.65% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(3)(8)	93	13
1.67% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(3)(8)	16	1
1.68% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(3)(8)	337	42
1.69% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(3)(8)	101	11
1.70% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(3)(8)	53	5
1.73% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(3)(8)	64	6
1.77% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(3)(8)	67	7
1.80% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(3)(8)	62	4
1.80% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(3)(8)	16	1
1.84%, 03/25/2027, Series 1997-20, Class IB(4)(9)	0	0
1.84%, 03/25/2027, Series 1997-20, Class IO(4)(9)	1	0
1.85% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(3)(8)	334	34
1.86% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(3)(8)	29	3
2.00% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(3)(8)	14	1
2.05% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(3)(8)	34	4
2.10% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(3)(8)	10	9
2.14% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(3)(8)	38	3
2.30% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(3)(8)	314	44
2.35% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(3)(8)	21	2
2.50%, 12/25/2042, Series 2012-134, Class ZC	6,819	5,391
2.75% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(3)(8)	78	4
2.75% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(3)(8)	50	4
2.97% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(3)(8)	99	99
3.00%, 12/25/2028, Series 2013-118, Class YL	1,238	1,162
3.00%, 10/25/2033, Series 2013-100, Class WB	768	732
3.00%, 02/25/2043, Series 2013-81, Class TA	428	413
3.00%, 01/25/2046, Series 2016-38, Class NA	1,086	1,014
3.00%, 02/25/2047, Series 2017-51, Class CP	1,111	1,036
3.00%, 06/25/2048, Series 2018-45, Class TM	9,229	8,452
3.18% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(3)(8)	5	5
3.32%, 12/25/2039, Series 2009-103, Class MB(4)	67	68
3.50%, 04/25/2031, Series 2011-31, Class DB	368	357
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500	1,441
3.50%, 03/25/2042, Series 2013-136, Class QB	591	558
3.50%, 02/25/2043, Series 2013-4, Class AJ	156	149
3.50%, 11/25/2057, Series 2019-7, Class CA	3,289	3,148
3.55% (1 Year LIBOR USD + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(3)(8)(9)	0	0
3.61% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(3)(8)	7	6
4.00%, 04/25/2033, Series 2003-22, Class UD	98	96
4.00%, 05/25/2033, Series 2003-42, Class GB	7	7
4.00%, 04/25/2041, Series 2014-21, Class KW	1,285	1,246
4.04% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(3)(8)	5	5
4.25% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(3)(8)	1	1
4.25% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(3)(8)(9)	3	0
4.31% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(3)(8)	14	13
4.39% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(3)(8)	14	14
4.42% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(3)(8)	8	8
4.50%, 10/25/2036, Series 2009-19, Class PW	82	81
4.50%, 02/25/2039, Series 2009-4, Class BD	2	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,495
4.55% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(3)(8)	7	7
4.59% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(3)(8)	15	16
4.62% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(3)(8)	10	11
4.68% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(3)	27	27
4.76% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(3)(8)	11	12
4.76% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(3)(8)	15	15
4.82% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(3)(8)	3	3
4.89% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(3)(8)	2	2
4.96% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(3)	214	211
5.00%, 11/25/2024, Series 2004-81, Class JG	17	17
5.00%, 03/25/2029, Series 2009-11, Class NB	36	36
5.00%, 11/25/2032, Series 2002-71, Class AP	4	4
5.00%, 03/25/2033, Series 2003-14, Class TI(9)	6	0
5.00%, 03/25/2037, Series 2009-63, Class P	2	2
5.00%, 07/25/2038, Series 2008-56, Class AC	17	17
5.00%, 07/25/2038, Series 2008-60, Class JC	24	24
5.00%, 07/25/2039, Series 2009-52, Class PI	38	7
5.00%, 08/25/2039, Series 2009-59, Class HB	151	152
5.00%, 09/25/2039, Series 2009-65, Class MT	34	34
5.00%, 06/25/2040, Series 2010-64, Class DM	213	214
5.00%, 09/25/2040, Series 2010-102, Class PN	143	144
5.07% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(3)	125	124
5.10% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(3)	54	53
5.10% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(3)	27	27
5.14% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(3)	144	143
5.15% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(3)	21	21
5.20% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(3)	51	50
5.20% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(3)	55	55
5.22% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(3)	32	31
5.22% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(3)(9)	0	0
5.25% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(3)	25	25
5.25% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(3)	104	103
5.25% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(3)	16	16
5.25% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(3)	100	98
5.26% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(3)(8)	15	16
5.30% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(3)	12	12
5.30% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(3)	150	146
5.31% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(3)	15	15
5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(3)	30	29
5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(3)	18	18
5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(3)	17	17
5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(3)	75	74
5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(3)	68	66

5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(3)	501	489
5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(3)	191	187
5.40% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(3)	45	45
5.45% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(3)	15	15
5.45% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(3)	31	31
5.50%, 04/25/2023, Series 1993-58, Class H(9)	0	0
5.50%, 04/25/2023, Series 2003-23, Class EQ(9)	0	0
5.50%, 05/25/2023, Series 2003-39, Class LW(9)	0	0
5.50%, 07/25/2024, Series 2004-53, Class NC(9)	0	0
5.50%, 08/25/2024, Series 2004-65, Class EY	8	8
5.50%, 08/25/2025, Series 2005-67, Class EY	24	24
5.50%, 01/25/2026, Series 2005-121, Class DX	11	11
5.50%, 04/18/2029, Series 1999-18, Class Z	2	2
5.50%, 12/25/2032, Series 2002-78, Class Z	56	57
5.50%, 08/25/2033, Series 2003-72, Class IE	101	15
5.50%, 08/25/2033, Series 2003-73, Class HC	45	47
5.50%, 10/25/2033, Series 2003-105, Class AZ	357	366
5.50%, 04/25/2034, Series 2004-17, Class H	112	116
5.50%, 07/25/2034, Series 2004-50, Class VZ	187	191
5.50%, 08/25/2035, Series 2005-68, Class PG	42	43
5.50%, 08/25/2035, Series 2005-73, Class ZB	344	350
5.50%, 12/25/2035, Series 2006-46, Class UC	8	8
5.50%, 12/25/2035, Series 2005-110, Class GL	238	246
5.50%, 01/25/2036, Series 2006-39, Class WC	4	4
5.50%, 03/25/2036, Series 2006-16, Class HZ	20	20
5.50%, 03/25/2036, Series 2006-12, Class BZ	95	97
5.50%, 03/25/2036, Series 2006-8, Class JZ	118	120
5.50%, 01/25/2037, Series 2006-128, Class BP	6	6
5.50%, 07/25/2037, Series 2007-70, Class Z	71	73
5.50%, 08/25/2037, Series 2007-76, Class AZ	18	18
5.50%, 07/25/2038, Series 2011-47, Class ZA	84	87
5.50%, 10/25/2039, Series 2009-86, Class IP	91	17
5.50%, 06/25/2040, Series 2010-58, Class MB	398	403
5.50%, 07/25/2040, Series 2010-71, Class HJ	133	138
5.50%, 10/25/2040, Series 2010-111, Class AM	429	450
5.50%, 07/25/2051, Series 2011-58, Class WA(4)	19	19
5.60% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(3)	59	60
5.60% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(3)	18	18
5.60% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(3)(8)	4	4
5.65% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(3)	129	130
5.73% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023, Series G93-27, Class FD(3)(9)	0	0
5.75% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(3)	20	21
5.75%, 06/25/2033, Series 2003-47, Class PE	32	33
5.75%, 07/25/2035, Series 2005-66, Class ZH	958	975
5.75%, 10/25/2035, Series 2005-84, Class XM	32	32
5.85% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(3)(9)	0	0
5.87%, 02/25/2051, Series 2011-2, Class WA(4)	39	40
5.98% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(3)(8)	8	8
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023, Series G93-17, Class SI(3)(8)(9)	0	0
6.00%, 07/25/2023, Series 1993-136, Class ZB(4)(9)	0	0
6.00%, 07/18/2028, Series 1998-36, Class ZB	3	3
6.00%, 12/25/2028, Series 1998-66, Class C(9)	0	0
6.00%, 07/25/2031, Series 2001-33, Class ID	14	2
6.00%, 11/25/2031, Series 2001-60, Class PX	23	24
6.00%, 04/25/2032, Series 2002-15, Class ZA	61	62
6.00%, 11/25/2032, Series 2011-39, Class ZA	176	182
6.00%, 05/25/2033, Series 2003-39, Class IO(4)	4	1
6.00%, 05/25/2033, Series 2003-34, Class AX	15	16
6.00%, 05/25/2033, Series 2003-34, Class GE	44	46
6.00%, 05/25/2033, Series 2003-34, Class ED	69	72
6.00%, 12/25/2035, Series 2005-109, Class PC	5	5
6.00%, 07/25/2036, Series 2006-71, Class ZL	192	199
6.00%, 03/25/2037, Series 2007-18, Class MZ	129	131
6.00%, 05/25/2037, Series 2007-42, Class B	57	59
6.00%, 08/25/2037, Series 2007-78, Class CB	8	9
6.00%, 08/25/2037, Series 2007-78, Class PE	19	20
6.00%, 08/25/2037, Series 2007-76, Class ZG	20	20
6.00%, 08/25/2037, Series 2007-81, Class GE	29	30
6.00%, 08/25/2039, Series 2009-60, Class HT	186	197
6.03%, 09/25/2039, Series 2009-69, Class WA(4)	57	59
6.09%, 10/25/2037, Series 2007-106, Class A7(4)	22	22
6.16%, 03/25/2040, Series 2010-16, Class WB(4)	115	119
6.16% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(3)(8)	14	15
6.18% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(3)(8)	1	1
6.20% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(3)(8)	18	19
6.20% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(3)(8)	44	47
6.22%, 02/25/2040, Series 2010-1, Class WA(4)	26	27
6.25% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(3)(8)	26	29
6.30%, 12/25/2039, Series 2009-99, Class WA(4)	155	160
6.35%, 04/25/2029, Series 1999-17, Class C	2	2
6.43% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(3)(8)	3	3
6.44%, 03/25/2040, Series 2010-16, Class WA(4)	105	108
6.45% (1 Year LIBOR USD + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(3)(8)(9)	0	0
6.50%, 07/25/2023, Series 1993-122, Class M(9)	0	0
6.50%, 09/25/2023, Series 1993-178, Class PK(9)	0	0
6.50%, 10/25/2023, Series 1993-189, Class PL	1	1
6.50%, 10/25/2023, Series 1993-183, Class KA	1	1
6.50%, 11/25/2023, Series 1995-19, Class Z	1	1
6.50%, 12/25/2023, Series 1993-225, Class UB(9)	0	0
6.50%, 03/25/2024, Series 1994-37, Class L	1	1
6.50%, 03/25/2024, Series 1994-40, Class Z	6	6
6.50%, 04/25/2027, Series 1997-32, Class PG	5	5
6.50%, 07/18/2027, Series 1997-42, Class ZC(9)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	4	4

6.50%, 10/25/2031, Series 2001-52, Class KB	3	3
6.50%, 04/25/2032, Series 2002-21, Class PE	10	11
6.50%, 05/25/2032, Series 2002-28, Class PK	22	23
6.50%, 06/25/2032, Series 2002-37, Class Z	10	10
6.50%, 07/25/2032, Series 2006-130, Class GI	36	4
6.50%, 08/25/2032, Series 2002-48, Class GH	27	29
6.50%, 02/25/2033, Series 2003-9, Class NZ	10	10
6.50%, 05/25/2033, Series 2003-33, Class IA	39	7
6.50%, 07/25/2036, Series 2006-63, Class ZH	99	106
6.50%, 07/25/2036, Series 2011-19, Class ZY	132	140
6.50%, 08/25/2036, Series 2006-78, Class BZ	10	11
6.50%, 08/25/2036, Series 2006-77, Class PC	44	46
6.50%, 09/25/2036, Series 2006-85, Class MZ	4	4
6.50%, 06/25/2037, Series 2007-92, Class YA	11	11
6.50%, 12/25/2037, Series 2007-112, Class MJ	74	78
6.50%, 06/25/2042, Series 2002-90, Class A1	35	37
6.51% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(3)(8)(9)	0	0
6.52% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(3)(8)	21	23
6.70% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(3)(8)	25	25
6.80% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(3)(8)	66	70
6.80% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(3)(8)	9	11
6.81% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(3)(8)	17	17
6.82% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(3)(8)	10	12
6.82% (10 Year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(3)(8)(9)	1	0
6.88%, 08/25/2023, Series 2002-83, Class CS	1	1
6.98% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(3)(8)	6	5
7.00%, 04/25/2023, Series 1993-54, Class Z(9)	0	0
7.00%, 05/25/2023, Series 1993-56, Class PZ	1	1
7.00%, 07/25/2023, Series 2002-1, Class G(9)	0	0
7.00%, 07/25/2023, Series 1993-99, Class Z	1	1
7.00%, 08/25/2023, Series 1993-141, Class Z	1	1
7.00%, 04/25/2024, Series 1994-63, Class PK	4	4
7.00%, 04/25/2024, Series 1994-62, Class PK	9	9
7.00%, 11/25/2026, Series 1996-48, Class Z	3	3
7.00%, 12/18/2027, Series 1997-81, Class PI(9)	2	0
7.00%, 03/25/2031, Series 2001-7, Class PF	3	3
7.00%, 07/25/2031, Series 2001-30, Class PM	7	7
7.00%, 08/25/2031, Series 2001-36, Class DE	14	14
7.00%, 09/25/2031, Series 2001-44, Class PU	3	3
7.00%, 09/25/2031, Series 2001-44, Class PD	3	3
7.00%, 09/25/2031, Series 2001-44, Class MY	18	19
7.00%, 11/25/2031, Series 2001-61, Class Z	27	28
7.00%, 05/25/2033, Series 2007-97, Class KI	72	6
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	414	447
7.00%, 11/25/2041, Series 2011-118, Class NT	435	463
7.00%, 11/25/2041, Series 2011-118, Class MT	506	543
7.18% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(3)(8)	2	2
7.42% (1 Year LIBOR USD + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(3)(8)(9)	0	0
7.50%, 04/18/2027, Series 1997-27, Class J	2	2
7.50%, 04/20/2027, Series 1997-29, Class J	2	3
7.50%, 05/20/2027, Series 1997-39, Class PD	7	7
7.50%, 12/18/2029, Series 1999-62, Class PB	3	3
7.50%, 02/25/2030, Series 2000-2, Class ZE	15	15
7.54% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(3)(8)(9)	0	0
7.54% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(3)(8)	10	11
7.62% (1 Year LIBOR USD + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(3)(8)(9)	0	0
8.11% (1 Year LIBOR USD + 20.53%, 20.53% Cap), 04/25/2023, Series 1993-62, Class SA(3)(8)(9)	0	0
8.35% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(3)(8)	9	11
8.41% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(3)(8)	6	6
8.50%, 01/25/2025, Series 1995-2, Class Z(9)	0	0
8.50%, 01/25/2031, Series 2000-52, Class IO(9)	1	0
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(3)(8)	8	9
8.80%, 01/25/2025, Series G95-1, Class C(9)	0	0
9.02% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(3)(8)	4	4
9.42% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(3)(8)	10	10
9.44% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(3)(8)	2	3
9.81% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(3)(8)(9)	0	0
9.93% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(3)(8)	8	15
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(3)(8)(9)	0	0
10.50% (1 Year LIBOR USD + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(3)(8)(9)	0	0
10.83% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(3)(8)	7	9
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(3)(8)(9)	0	0
12.80% (7 Year CMT Index + 22.30%, 21.83% Cap), 04/25/2023, Series 1998-43, Class SA(3)(8)(9)	0	–
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	34	35
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	59	60
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	203	202
6.50%, 09/25/2042, Series 2003-W6, Class 3A	74	76
Fannie Mae Trust 2003-W8
5.25% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(3)	18	18
7.00%, 10/25/2042, Series 2003-W8, Class 2A	78	81
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	132	139
Fannie Mae Trust 2004-W15
5.10% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(3)	63	62
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	22	23
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	20	21
Fannie Mae Trust 2005-W3
5.07% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(3)	546	540
Fannie Mae Trust 2005-W4

6.00%, 08/25/2045, Series 2005-W4, Class 1A1	29	30
Fannie Mae Trust 2006-W2
3.11%, 11/25/2045, Series 2006-W2, Class 2A(4)	72	72
5.07% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(3)	247	244
Fannie Mae Whole Loan
5.11% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(3)	548	542
Fannie Mae-Aces
0.67%, 10/25/2030, Series 2020-M50, Class A1	1,605	1,486
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	13,741	12,854
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	2,351	2,227
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,055	920
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,868	1,665
1.71%, 11/25/2031, Series 2022-M3, Class A2(4)	13,600	11,056
1.89%, 10/25/2030, Series 2020-M50, Class X1(4)	16,405	1,190
1.94%, 11/25/2033, Series 2021-M3, Class X1(4)	27,518	2,431
1.98%, 07/25/2030, Series 2020-M39, Class X1(4)	105,433	8,697
1.98%, 11/25/2028, Series 2020-M38, Class X2(4)	11,498	807
2.47%, 12/25/2026, Series 2017-M3, Class A2(4)	1,142	1,064
2.53%, 09/25/2024, Series 2015-M1, Class A2	926	895
2.55%, 12/25/2026, Series 2017-M4, Class A2(4)	6,588	6,154
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,044	1,005
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	1,732	1,670
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	3,044	2,888
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,199	2,056
3.02%, 08/25/2024, Series 2014-M13, Class A2(4)	604	588
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	4,458	4,256
3.06%, 06/25/2027, Series 2017-M12, Class A2(4)	3,793	3,594
3.07%, 02/25/2030, Series 2018-M3, Class A2(4)	2,448	2,281
3.09%, 03/25/2028, Series 2018-M4, Class A2(4)	3,102	2,948
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	4,544	4,354
3.10%, 04/25/2029, Series 2017-M5, Class A2(4)	3,574	3,380
3.30%, 06/25/2028, Series 2018-M8, Class A2(4)	4,685	4,499
3.36%, 07/25/2028, Series 2018-M10, Class A1(4)	537	531
3.36%, 07/25/2028, Series 2018-M10, Class A2(4)	6,977	6,715
3.50%, 01/25/2024, Series 2014-M3, Class A2(4)	2,507	2,467
3.51%, 12/25/2023, Series 2014-M2, Class A2(4)	758	748
3.55%, 09/25/2028, Series 2019-M1, Class A2(4)	6,559	6,346
3.63%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611	5,432
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE(9)	0	0
7.50%, 04/25/2024, Series 29, Class L	2	2
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	52	27
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2024, Series 2006-FA6, Class 3A1(9)	1	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
0.80% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(3)(8)	541	56
Freddie Mac Gold Pool
2.00%, 01/01/2032	2,413	2,228
2.50%, 06/01/2028	294	282
2.50%, 03/01/2030	562	535
2.50%, 07/01/2030	1,446	1,369
2.50%, 07/01/2031	1,309	1,236
2.50%, 08/01/2031	696	657
2.50%, 11/01/2046	1,261	1,107
3.00%, 07/01/2028	496	481
3.00%, 08/01/2028	303	294
3.00%, 09/01/2028	1,082	1,049
3.00%, 10/01/2028	449	435
3.00%, 05/01/2029	418	402
3.00%, 09/01/2031	482	461
3.00%, 02/01/2032	2,632	2,519
3.00%, 07/01/2035	3,415	3,206
3.00%, 09/01/2036	1,338	1,255
3.00%, 08/01/2042	688	635
3.00%, 10/01/2042	1,851	1,709
3.00%, 11/01/2042	3,223	2,976
3.00%, 02/01/2043	160	148
3.00%, 03/01/2043	1,102	1,018
3.00%, 03/01/2043	2,199	2,031
3.00%, 04/01/2043	40	37
3.00%, 04/01/2043	6,411	5,919
3.00%, 06/01/2043	19	17
3.00%, 07/01/2043	12	11
3.00%, 07/01/2043	131	121
3.00%, 08/01/2043	259	239
3.00%, 08/01/2043	2,912	2,689
3.00%, 05/01/2045	446	411
3.00%, 05/01/2045	1,368	1,262
3.00%, 06/01/2045	266	246
3.00%, 10/01/2045	2,059	1,901
3.00%, 10/01/2046	3,454	3,168
3.00%, 10/01/2046	10,429	9,616
3.00%, 01/01/2047	842	772
3.00%, 02/01/2047	4,727	4,328
3.00%, 03/01/2047	606	554
3.00%, 05/01/2047	7,430	6,824
3.50%, 01/01/2032	211	207
3.50%, 03/01/2032	82	81
3.50%, 02/01/2033	108	105
3.50%, 05/01/2033	96	93
3.50%, 05/01/2033	341	329
3.50%, 01/01/2034	3,016	2,970
3.50%, 04/01/2037	3,376	3,258

3.50%, 11/01/2037	930	897
3.50%, 05/01/2042	356	340
3.50%, 06/01/2042	151	144
3.50%, 06/01/2042	1,019	966
3.50%, 08/01/2042	237	226
3.50%, 09/01/2042	1,449	1,384
3.50%, 09/01/2042	2,007	1,917
3.50%, 10/01/2042	1,022	976
3.50%, 10/01/2042	5,291	5,053
3.50%, 11/01/2042	78	74
3.50%, 11/01/2042	450	430
3.50%, 11/01/2042	1,236	1,180
3.50%, 12/01/2042	1,268	1,211
3.50%, 01/01/2043	3,176	3,032
3.50%, 03/01/2043	282	269
3.50%, 05/01/2043	103	98
3.50%, 06/01/2043	309	293
3.50%, 06/01/2043	625	596
3.50%, 07/01/2043	214	205
3.50%, 10/01/2043	90	85
3.50%, 05/01/2044	7,457	7,120
3.50%, 01/01/2045	6,073	5,800
3.50%, 06/01/2045	540	513
3.50%, 12/01/2045	1,479	1,398
3.50%, 01/01/2046	3,510	3,318
3.50%, 05/01/2046	916	866
3.50%, 07/01/2046	1,527	1,443
3.50%, 08/01/2046	3,333	3,151
3.50%, 12/01/2046	3,037	2,871
3.50%, 01/01/2047	1,162	1,101
3.50%, 07/01/2047	17,048	16,169
3.50%, 10/01/2047	2,762	2,610
3.50%, 03/01/2048	2,076	1,954
4.00%, 09/01/2040	240	235
4.00%, 11/01/2040	14	13
4.00%, 11/01/2040	629	617
4.00%, 12/01/2040	181	177
4.00%, 12/01/2040	370	363
4.00%, 12/01/2040	436	427
4.00%, 12/01/2040	460	451
4.00%, 12/01/2040	503	493
4.00%, 01/01/2041	428	417
4.00%, 10/01/2041	1,664	1,631
4.00%, 11/01/2041	5	5
4.00%, 01/01/2042	65	64
4.00%, 05/01/2042	6	6
4.00%, 06/01/2042	768	750
4.00%, 10/01/2042	39	37
4.00%, 01/01/2043	106	104
4.00%, 09/01/2043	2,784	2,728
4.00%, 11/01/2043	29	28
4.00%, 11/01/2043	54	53
4.00%, 12/01/2043	82	80
4.00%, 12/01/2043	158	155
4.00%, 12/01/2043	515	504
4.00%, 01/01/2044	66	64
4.00%, 01/01/2044	168	165
4.00%, 03/01/2044	876	857
4.00%, 10/01/2044	2,742	2,679
4.00%, 01/01/2045	136	133
4.00%, 10/01/2045	178	174
4.00%, 10/01/2045	2,506	2,432
4.00%, 11/01/2045	3,738	3,650
4.00%, 01/01/2046	1,807	1,762
4.00%, 05/01/2046	92	90
4.00%, 06/01/2046	3,853	3,760
4.00%, 08/01/2046	919	897
4.00%, 01/01/2047	5,705	5,604
4.00%, 06/01/2047	1,368	1,333
4.50%, 11/01/2035	5	5
4.50%, 07/01/2039	72	73
4.50%, 10/01/2039	592	596
4.50%, 11/01/2039	661	666
4.50%, 11/01/2039	935	942
4.50%, 05/01/2040	342	344
4.50%, 08/01/2040	137	138
4.50%, 09/01/2040	111	112
4.50%, 09/01/2040	438	441
4.50%, 03/01/2041	88	88
4.50%, 05/01/2041	772	777
4.50%, 08/01/2041	214	215
4.50%, 12/01/2043	2,664	2,682
4.50%, 03/01/2044	203	203
4.50%, 05/01/2044	280	281
4.50%, 07/01/2044	22	22
4.50%, 07/01/2044	107	108
4.50%, 09/01/2044	670	670
4.50%, 09/01/2046	1,240	1,238
4.50%, 10/01/2046	1,019	1,018
4.50%, 11/01/2046	5,002	5,035
4.50%, 07/01/2047	479	478
4.50%, 07/01/2047	523	525
4.50%, 11/01/2047	337	336
5.00%, 01/01/2034	12	12

5.00%, 06/01/2034	31	31
5.00%, 09/01/2034	47	48
5.00%, 03/01/2035	11	11
5.00%, 08/01/2035	483	493
5.00%, 03/01/2036	1,118	1,143
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	30	31
5.00%, 03/01/2037	74	76
5.00%, 06/01/2037	86	88
5.00%, 08/01/2037	85	87
5.00%, 02/01/2038	105	107
5.00%, 03/01/2038	29	29
5.00%, 03/01/2038	101	103
5.00%, 03/01/2038	120	122
5.00%, 03/01/2038	128	131
5.00%, 04/01/2038	64	65
5.00%, 09/01/2038	14	14
5.00%, 09/01/2038	80	82
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	29	29
5.00%, 12/01/2038(9)	0	0
5.00%, 12/01/2038	94	97
5.00%, 02/01/2039	190	195
5.00%, 05/01/2039	5	5
5.00%, 10/01/2039	216	221
5.00%, 01/01/2040	52	53
5.00%, 03/01/2040	91	93
5.00%, 03/01/2040	843	862
5.00%, 08/01/2040	129	132
5.00%, 04/01/2041	448	458
5.00%, 06/01/2041	229	234
5.00%, 12/01/2047	1,449	1,455
5.00%, 02/01/2048	660	670
5.50%, 02/01/2024(9)	0	0
5.50%, 01/01/2033	17	17
5.50%, 10/01/2033	18	19
5.50%, 07/01/2035	42	43
5.50%, 01/01/2036	9	9
5.50%, 12/01/2036	17	17
5.50%, 05/01/2038	25	26
5.50%, 08/01/2038	32	33
5.50%, 01/01/2039	1,279	1,321
5.50%, 03/01/2040	12	12
5.50%, 05/01/2040	832	865
5.50%, 08/01/2040	333	346
6.00%, 10/01/2029	4	4
6.00%, 12/01/2033	9	9
6.00%, 01/01/2034	14	14
6.00%, 11/01/2036	6	6
6.00%, 12/01/2036	3	3
6.00%, 12/01/2036	8	8
6.50%, 01/01/2028	10	11
6.50%, 06/01/2029	5	5
6.50%, 08/01/2029	52	55
6.50%, 11/01/2034	3	3
6.50%, 01/01/2035	45	46
6.50%, 12/01/2035	10	10
6.50%, 12/01/2035	31	32
6.50%, 11/01/2036	9	9
6.50%, 11/01/2036	86	89
6.50%, 11/01/2036	87	90
6.50%, 12/01/2036	60	63
6.50%, 12/01/2036	123	130
6.50%, 01/01/2037	3	3
6.50%, 01/01/2037	5	5
6.50%, 02/01/2037	7	7
6.50%, 06/01/2037	5	4
6.50%, 11/01/2037	22	23
6.50%, 03/01/2038	27	29
7.00%, 04/01/2026(9)	0	0
7.00%, 12/01/2028	11	12
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	15	16
7.00%, 07/01/2032	2	2
7.00%, 08/01/2032	3	3
7.00%, 02/01/2037	4	4
7.50%, 08/01/2025(9)	0	0
7.50%, 01/01/2032	35	37
7.50%, 12/01/2036	105	108
7.50%, 01/01/2038	14	14
7.50%, 01/01/2038	37	40
7.50%, 09/01/2038	15	16
8.00%, 08/01/2024(9)	0	0
8.00%, 11/01/2024(9)	0	0
8.50%, 07/01/2028	1	1
10.00%, 10/01/2030	1	1
Freddie Mac Multifamily Structured Pass-Through Certificates
0.72%, 12/25/2030, Series K124, Class X1(4)	40,582	1,783
1.21%, 10/25/2030, Series K120, Class XAM(4)	31,375	2,358
1.34%, 03/25/2026, Series K055, Class X1(4)	25,638	885
1.35%, 01/25/2030, Series K106, Class X1(4)	134,351	9,857
1.57%, 05/25/2030, Series K111, Class X1(4)	28,049	2,454
1.64%, 01/25/2030, Series K107, Class A2	1,890	1,608
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,543

2.13%, 11/25/2031, Series K136, Class A2	14,260	12,108
2.40%, 03/25/2032, Series K142, Class A2	13,700	11,936
2.57%, 07/25/2026, Series K057, Class A2	10,075	9,555
2.81%, 09/25/2024, Series KJ14, Class A2	3,510	3,430
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,737
2.97%, 04/25/2028, Series W5FX, Class AFX(4)	3,315	3,146
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,828
3.12%, 06/25/2027, Series K066, Class A2	4,263	4,082
3.19%, 09/25/2027, Series K069, Class A2(4)	11,650	11,169
3.19%, 07/25/2027, Series K067, Class A2	9,215	8,844
3.22%, 03/25/2027, Series K064, Class A2	14,175	13,643
3.24%, 04/25/2027, Series K065, Class A2	7,030	6,771
3.24%, 08/25/2027, Series K068, Class A2	13,296	12,778
3.30%, 11/25/2027, Series K070, Class A2(4)	4,589	4,416
3.33%, 05/25/2027, Series K065, Class AM	1,779	1,710
3.35%, 11/25/2026, Series K061, Class A2(4)	14,450	13,933
3.51%, 03/25/2029, Series K091, Class A2	2,527	2,435
3.71%, 09/25/2032, Series K-150, Class A2(4)	11,105	10,656
3.80%, 10/25/2032, Series K-151, Class A2(4)	12,850	12,418
3.82%, 12/25/2032, Series K-153, Class A2(4)	10,300	9,969
3.85%, 06/25/2028, Series K078, Class A2	7,875	7,750
3.90%, 10/25/2033, Series K158, Class A3(4)	6,500	6,286
Freddie Mac Non Gold Pool
2.82% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.13% Cap), 04/01/2034(3)	7	7
3.10% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(3)	24	24
3.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036(3)	10	10
3.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(3)	34	35
3.48% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 11.00% Cap), 06/01/2036(3)	60	61
3.52% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.91% Cap), 05/01/2036(3)	5	5
3.54% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.88% Cap), 05/01/2038(3)	4	4
3.56% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.04% Cap), 05/01/2037(3)	26	26
3.57% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036(3)	52	52
3.71% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(3)	52	51
3.72% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.37% Cap), 01/01/2027(3)	1	1
3.80% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 11.07% Cap), 04/01/2038(3)	20	20
3.83% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.48% Cap), 12/01/2036(3)	58	57
3.85% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(3)	12	12
3.86% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 10.09% Cap), 02/01/2036(3)	6	6
3.88% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(3)	2	2
3.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036(3)	24	24
3.91% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(3)	2	2
3.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(3)	5	5
3.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036(3)	98	99
3.94% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(3)	4	4
3.96% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.33% Cap), 07/01/2036(3)	17	17
3.97% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.87% Cap), 07/01/2036(3)	10	10
3.97% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(3)	11	10
3.98% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.36% Cap), 05/01/2033(3)	45	45
3.99% (1 Year LIBOR USD + 1.74%, 1.74% Floor, 11.49% Cap), 11/01/2036(3)	17	17
4.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(3)	5	5
4.02% (1 Year LIBOR USD + 1.83%, 1.83% Floor, 9.10% Cap), 07/01/2040(3)	16	16
4.02% (1 Year LIBOR USD + 1.78%, 1.77% Floor, 11.29% Cap), 09/01/2036(3)	17	17
4.07% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(3)	8	8
4.12% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(3)	2	2
4.16% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(3)	17	17
4.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(3)	1	1
4.19% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 11.15% Cap), 12/01/2036(3)	34	33
4.27% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.68% Cap), 04/01/2030(3)(9)	0	0
4.29% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.60% Cap), 09/01/2034(3)	47	48
4.30% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.40% Cap), 11/01/2036(3)	38	39
4.32% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.67% Cap), 11/01/2036(3)	15	15
4.32% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.60% Cap), 03/01/2036(3)	8	8
4.34% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.32% Cap), 02/01/2037(3)	14	14
4.35% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.08% Cap), 02/01/2036(3)	21	21
4.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(3)	12	11
4.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.88% Cap), 01/01/2035(3)	17	17
4.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.04% Cap), 01/01/2035(3)	57	58
4.38% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 10.93% Cap), 12/01/2036(3)	1	1
4.42% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(3)	5	5
4.44% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.98% Cap), 05/01/2037(3)	27	26
4.45% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(3)	21	20
4.47% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.11% Cap), 09/01/2032(3)	2	2
4.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.29% Cap), 10/01/2036(3)	20	20
4.54% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.84% Cap), 03/01/2036(3)	32	32
4.57% (6 Month LIBOR USD + 1.76%, 1.76% Floor, 12.99% Cap), 10/01/2036(3)	51	52
4.62% (6 Month LIBOR USD + 1.88%, 1.86% Floor, 12.35% Cap), 10/01/2036(3)	21	21
4.69% (6 Month LIBOR USD + 1.56%, 1.56% Floor, 11.81% Cap), 05/01/2037(3)	38	39
4.71% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 11.99% Cap), 05/01/2037(3)	9	9
4.76% (1 Year LIBOR USD + 2.41%, 2.42% Floor, 12.04% Cap), 03/01/2037(3)	3	3
5.05% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.23% Cap), 05/01/2037(3)	26	26
5.05% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(3)	23	23
5.57% (6 Month LIBOR USD + 1.78%, 1.78% Floor, 12.49% Cap), 07/01/2036(3)	23	23
5.77% (6 Month LIBOR USD + 1.84%, 1.84% Floor, 12.19% Cap), 03/01/2037(3)	31	32
6.00% (6 Month LIBOR USD + 1.62%, 1.62% Floor, 12.60% Cap), 08/01/2036(3)	29	30
6.02% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(3)	8	8
6.02% (6 Month LIBOR USD + 1.79%, 1.79% Floor, 12.87% Cap), 08/01/2036(3)	17	17
6.31% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(3)	25	25
Freddie Mac Pool
1.50%, 11/01/2050	7,673	6,042
1.80%, 11/01/2028	14,000	12,302
2.00%, 08/01/2035	5,327	4,819
2.00%, 06/01/2036	2,122	1,915
2.00%, 06/01/2040	1,459	1,262
2.00%, 12/01/2041	9,698	8,266

2.00%, 12/01/2041	18,160	15,507
2.00%, 03/01/2042	12,419	10,637
2.00%, 09/01/2050	3,859	3,201
2.00%, 09/01/2050	5,489	4,554
2.00%, 10/01/2050	3,065	2,539
2.00%, 11/01/2050	1,704	1,414
2.00%, 12/01/2050	1,590	1,319
2.00%, 03/01/2051	5,381	4,461
2.00%, 04/01/2051	3,625	3,005
2.00%, 04/01/2051	3,902	3,237
2.00%, 05/01/2051	933	774
2.00%, 05/01/2051	8,380	7,014
2.00%, 05/01/2051	11,230	9,306
2.00%, 08/01/2051	5,264	4,360
2.00%, 08/01/2051	14,896	12,341
2.00%, 09/01/2051	9,037	7,506
2.00%, 11/01/2051	379	314
2.00%, 11/01/2051	434	359
2.00%, 11/01/2051	12,050	9,966
2.00%, 12/01/2051	3,523	2,919
2.00%, 12/01/2051	4,929	4,086
2.00%, 02/01/2052	7,175	5,769
2.00%, 02/01/2052	17,861	14,809
2.50%, 12/01/2035	1,041	969
2.50%, 02/01/2042	10,693	9,474
2.50%, 04/01/2042	8,494	7,473
2.50%, 07/01/2050	1,444	1,232
2.50%, 07/01/2050	22,247	19,234
2.50%, 09/01/2050	867	749
2.50%, 10/01/2050	7,097	6,130
2.50%, 11/01/2050	2,135	1,845
2.50%, 02/01/2051	12,427	10,882
2.50%, 02/01/2051	12,775	11,187
2.50%, 02/01/2051	12,911	11,341
2.50%, 03/01/2051	647	566
2.50%, 04/01/2051	24,273	20,962
2.50%, 05/01/2051	6,813	5,877
2.50%, 05/01/2051	8,926	7,705
2.50%, 06/01/2051	1,383	1,194
2.50%, 08/01/2051	6,886	5,961
2.50%, 09/01/2051	9,727	8,394
2.50%, 10/01/2051	2,462	2,123
2.50%, 11/01/2051	11,023	9,618
2.50%, 11/01/2051	13,221	11,561
2.50%, 11/01/2051	17,486	15,145
2.50%, 02/01/2052	3,449	2,987
2.50%, 02/01/2052	5,103	4,401
2.50%, 02/01/2052	7,069	6,115
2.50%, 04/01/2052	4,603	3,969
2.50%, 04/01/2052	5,838	5,090
3.00%, 01/01/2046	7,937	7,264
3.00%, 08/01/2048	2,323	2,117
3.00%, 02/01/2049	10,048	9,243
3.00%, 10/01/2049	1,316	1,193
3.00%, 11/01/2049	1,049	951
3.00%, 12/01/2049	475	430
3.00%, 01/01/2050	1,490	1,350
3.00%, 01/01/2050	1,585	1,436
3.00%, 01/01/2050	2,051	1,858
3.00%, 02/01/2050	7,436	6,738
3.00%, 02/01/2050	10,583	9,585
3.00%, 04/01/2050	873	790
3.00%, 06/01/2050	629	568
3.00%, 06/01/2050	7,800	7,092
3.00%, 07/01/2050	4,880	4,414
3.00%, 09/01/2050	50	45
3.00%, 09/01/2050	1,119	1,015
3.00%, 03/01/2051	1,956	1,773
3.00%, 04/01/2051	12,699	11,455
3.00%, 06/01/2051	2,945	2,647
3.00%, 01/01/2052	8,874	7,974
3.00%, 02/01/2052	994	896
3.00%, 02/01/2052	7,665	6,887
3.00%, 02/01/2052	10,394	9,378
3.00%, 02/01/2052	23,397	21,019
3.00%, 04/01/2052	19,803	17,786
3.00%, 06/01/2052	226	203
3.00%, 06/01/2052	2,465	2,213
3.50%, 08/01/2035	3,870	3,770
3.50%, 02/01/2042	848	809
3.50%, 08/01/2044	2,111	2,003
3.50%, 10/01/2047	187	176
3.50%, 03/01/2048	3,971	3,734
3.50%, 10/01/2049	1,247	1,173
3.50%, 01/01/2051	11,590	10,890
3.50%, 04/01/2052	18,883	17,548
3.50%, 04/01/2052	32,499	30,454
3.50%, 09/01/2052	268	249
3.70%, 06/01/2034	11,150	10,586
3.75%, 08/01/2032	15,000	14,381
4.00%, 02/01/2046	4,119	4,031
4.00%, 01/01/2049	3,010	2,924
4.00%, 07/01/2049	9,725	9,506
4.00%, 05/01/2050	398	386

4.00%, 02/01/2051	3,715	3,584
4.00%, 06/01/2052	13,522	12,938
4.00%, 08/01/2052	87	83
4.00%, 10/01/2052	12,662	12,115
4.50%, 06/01/2048	2,930	2,920
4.50%, 12/01/2048	3,325	3,305
4.50%, 09/01/2050	4,955	4,921
4.50%, 05/01/2052	951	932
4.50%, 07/01/2052	1,516	1,485
4.50%, 08/01/2052	63,169	61,892
4.50%, 09/01/2052	5,416	5,307
4.50%, 10/01/2052	9,880	9,680
4.50%, 11/01/2052	8,115	7,950
5.00%, 07/01/2052	5,902	5,894
5.00%, 10/01/2052	3,687	3,677
5.50%, 11/01/2052	11,626	11,743
6.00%, 12/01/2052	4,849	4,954
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	143	151
6.00%, 05/15/2036, Series R007, Class ZA	189	199
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1865, Class D	1	1
0.00%, 05/15/2024, Series 2306, Class K(9)	0	0
0.00%, 09/15/2032, Series 3393, Class JO	503	435
0.00%, 12/15/2032, Series 2835, Class QO	9	8
0.00%, 07/15/2034, Series 3611, Class PO	52	45
0.00%, 02/15/2035, Series 2990, Class GO	17	14
0.00%, 04/15/2035, Series 3077, Class TO	11	10
0.00%, 08/15/2035, Series 3014, Class OD	4	3
0.00%, 09/15/2035, Series 3029, Class SO	12	11
0.00%, 02/15/2036, Series 3117, Class OG	9	8
0.00%, 02/15/2036, Series 3117, Class OK	12	10
0.00%, 02/15/2036, Series 3117, Class EO	13	11
0.00%, 02/15/2036, Series 3117, Class AO	28	25
0.00%, 03/15/2036, Series 3134, Class PO	3	3
0.00%, 03/15/2036, Series 3122, Class OP	16	14
0.00%, 03/15/2036, Series 3122, Class OH	17	15
0.00%, 04/15/2036, Series 3138, Class PO	17	14
0.00%, 04/15/2036, Series 3607, Class AO	32	27
0.00%, 04/15/2036, Series 3147, Class PO	32	29
0.00%, 04/15/2036, Series 3607, Class BO	59	50
0.00%, 05/15/2036, Series 3233, Class OP	4	4
0.00%, 05/15/2036, Series 3149, Class SO	9	8
0.00%, 05/15/2036, Series 3151, Class PO	20	16
0.00%, 05/15/2036, Series 3153, Class EO	25	21
0.00%, 06/15/2036, Series 3171, Class MO	37	33
0.00%, 07/15/2036, Series 3179, Class OA	11	9
0.00%, 08/15/2036, Series 3200, Class PO	18	15
0.00%, 09/15/2036, Series 3218, Class AO	9	7
0.00%, 09/15/2036, Series 3213, Class OA	9	8
0.00%, 10/15/2036, Series 3225, Class EO	20	17
0.00%, 12/15/2036, Series 3256, Class PO	11	9
0.00%, 01/15/2037, Series 3261, Class OA	11	9
0.00%, 02/15/2037, Series 3274, Class JO	3	3
0.00%, 02/15/2037, Series 3510, Class OD	29	24
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	12	10
0.00%, 05/15/2037, Series 3318, Class AO(9)	1	0
0.00%, 05/15/2037, Series 3316, Class PO	20	16
0.00%, 05/15/2037, Series 3607, Class PO	117	96
0.00%, 06/15/2037, Series 3326, Class JO	2	1
0.00%, 06/15/2037, Series 3331, Class PO	11	9
0.00%, 07/15/2037, Series 3607, Class OP	171	140
0.00%, 09/15/2037, Series 3365, Class PO	17	14
0.00%, 10/15/2039, Series 3607, Class TO	56	45
0.00%, 01/15/2040, Series 3802, Class LS(4)	286	12
0.00%, 01/15/2040, Series 3621, Class BO	49	41
0.00%, 10/15/2049, Series 3582, Class PO	212	186
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB(3)(8)	14,426	557
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA(3)(8)	2,186	43
1.17% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(3)(8)	103	9
1.32% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(3)(8)	151	12
1.32% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(3)(8)	44	3
1.32% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(3)(8)	124	8
1.32% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(3)(8)	107	11
1.42% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(3)(8)(9)	7	0
1.46% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(3)(8)	18	2
1.52% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(3)(8)	67	4
1.57% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(3)(8)	45	3
1.62% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(3)(8)	57	1
1.74% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(3)(8)	131	11
1.77% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(3)(8)	34	3
1.77% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(3)(8)	83	8
1.89% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(3)(8)	149	147
1.92% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(3)(8)	21	2
1.97% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(3)(8)	254	24
2.00%, 12/25/2051, Series 5190, Class EC	8,533	7,503
2.00%, 02/25/2052, Series 5197, Class EA	8,531	7,466
2.02% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(3)(8)	30	3
2.12% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(3)(8)	78	9
2.42% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(3)(8)	5	1
2.78% (10 Year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(3)(9)	0	0
2.95% (10 Year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(3)(9)	0	0
3.00%, 08/15/2033, Series 4238, Class WY	257	245

3.00%, 06/15/2043, Series 4217, Class KY	206	184
3.00%, 12/15/2047, Series 4740, Class P	1,085	993
3.00%, 10/25/2050, Series 5019, Class IP	2,069	316
3.27% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(3)(8)	13	1
3.32% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(3)(8)	31	3
3.32% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(3)(8)	8	1
3.50%, 01/15/2026, Series 3793, Class AB	352	346
3.50%, 01/15/2042, Series 3989, Class JW	1,346	1,275
3.50%, 02/15/2047, Series 4661, Class KZ	12,313	11,348
3.50%, 08/15/2047, Series 4710, Class KZ	16,282	15,009
3.50%, 11/15/2047, Series 4739, Class Z	1,887	1,758
3.50%, 12/15/2047, Series 4746, Class ZN	6,007	5,643
3.50%, 01/25/2051, Series 5228, Class BH	6,362	6,101
3.50%, 10/15/2053, Series 4821, Class MA	2,274	2,212
3.70%, 02/15/2039, Series 3546, Class A(4)	33	33
3.76% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(3)	290	282
3.77% (ECOFIN + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023, Series 1570, Class F(3)(9)	0	0
3.79% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(3)(8)	253	242
3.92% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(3)(8)(9)	0	0
3.92% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(3)(8)	13	13
3.97% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(3)(8)	6	1
4.00% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023, Series 1518, Class G(3)(8)(9)	0	0
4.00%, 12/15/2024, Series 3614, Class QB	24	23
4.00%, 11/15/2041, Series 3957, Class B	161	157
4.00%, 12/15/2041, Series 3966, Class NA	134	132
4.00%, 11/25/2051, Series 5249, Class AB	8,544	8,301
4.39% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(3)(8)	15	17
4.47% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(3)(8)(9)	0	0
4.50%, 06/15/2025, Series 3684, Class CY	82	81
4.50%, 12/15/2039, Series 3610, Class CA	1,449	1,434
4.50%, 05/15/2041, Series 3852, Class CE	386	386
4.50%, 09/15/2043, Series 4247, Class AY	1,000	1,000
4.98% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(3)	42	42
5.00%, 05/15/2023, Series 1798, Class F(9)	0	0
5.00%, 11/15/2023, Series 2709, Class PG	9	9
5.00%, 12/15/2023, Series 2720, Class PC	1	1
5.00%, 12/15/2024, Series 2903, Class Z	5	5
5.00%, 04/15/2030, Series 3654, Class DC	520	519
5.00%, 07/15/2033, Series 2653, Class PZ	176	176
5.00%, 01/15/2034, Series 3920, Class LP	123	125
5.00%, 10/15/2039, Series 3795, Class EI(9)	9	0
5.00%, 12/15/2040, Series 3770, Class ZB	655	674
5.00%, 05/15/2041, Series 3860, Class PZ	1,308	1,326
5.08% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(3)	27	26
5.08% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(3)	209	207
5.08% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(3)	278	271
5.12% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(3)	15	15
5.13% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(3)	930	912
5.16% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(3)(8)	1	1
5.18% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(3)	384	378
5.18% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(3)	165	161
5.19% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(3)(9)	0	0
5.19% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(3)(8)	1	1
5.23% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(3)	229	228
5.23% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(3)	211	210
5.28% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(3)	5	5
5.28% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(3)	85	84
5.28% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(3)	8	8
5.36% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(3)	293	293
5.38% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(3)(9)	0	0
5.43% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(3)	21	21
5.48% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(3)	24	24
5.50%, 04/15/2023, Series 2595, Class HC(9)	0	0
5.50%, 11/15/2023, Series 2710, Class HB	1	1
5.50%, 02/15/2034, Series 2744, Class PE	1	1
5.50%, 08/15/2036, Series 3645, Class KZ	27	28
5.50%, 08/15/2036, Series 3200, Class AY	76	78
5.50%, 03/15/2038, Series 3423, Class PB	205	213
5.50%, 05/15/2038, Series 3453, Class B	9	10
5.50%, 01/15/2039, Series 3501, Class CB	86	89
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(3)(8)	83	81
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(3)(8)	207	214
5.58% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(3)	17	18
5.60%, 06/15/2023, Series 2033, Class J(9)	0	0
5.65%, 10/15/2038, Series 3895, Class WA(4)	34	35
5.74% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(3)(8)	6	7
5.83% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023, Series 1498, Class I(3)(9)	0	0
5.88% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(3)	6	6
6.00%, 11/15/2023, Series 1642, Class PJ	1	1
6.00%, 06/15/2024, Series 1737, Class L	1	1
6.00%, 05/15/2027, Series 1981, Class Z	4	4
6.00%, 07/15/2028, Series 2070, Class C	4	4
6.00%, 09/15/2028, Series 2086, Class GB	2	2
6.00%, 11/15/2028, Series 2095, Class PE	11	11
6.00%, 12/15/2028, Series 2106, Class ZD	23	23
6.00%, 01/15/2029, Series 2110, Class PG	28	29
6.00%, 02/15/2029, Series 2125, Class JZ	7	7
6.00%, 09/15/2032, Series 2500, Class MC	22	23
6.00%, 12/15/2032, Series 2544, Class HC	15	16
6.00%, 12/15/2032, Series 2543, Class YX	41	42
6.00%, 01/15/2033, Series 2552, Class ME	26	27
6.00%, 02/15/2033, Series 2567, Class QD	23	24
6.00%, 02/15/2033, Series 2575, Class ME	100	104
6.00%, 03/15/2033, Series 2596, Class QG	15	16

6.00%, 05/15/2034, Series 2802, Class OH	39	40
6.00%, 04/15/2035, Series 2968, Class EH	532	544
6.00%, 01/15/2036, Series 3101, Class UZ	58	61
6.00%, 03/15/2036, Series 3122, Class ZB	3	4
6.00%, 04/15/2036, Series 3219, Class DI	30	6
6.00%, 04/15/2036, Series 3137, Class XP	43	45
6.00%, 04/15/2036, Series 3819, Class ZQ	310	326
6.00%, 06/15/2036, Series 3164, Class MG	8	8
6.00%, 02/15/2037, Series 3274, Class B	23	24
6.00%, 04/15/2037, Series 3302, Class UT	29	31
6.00%, 05/15/2037, Series 3315, Class HZ	21	22
6.00%, 06/15/2038, Series 3461, Class LZ	7	8
6.00%, 06/15/2038, Series 3461, Class Z	176	182
6.17% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(3)(8)	10	10
6.19% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(3)(8)	5	5
6.25%, 10/15/2023, Series 1591, Class PV(9)	0	0
6.25%, 08/15/2028, Series 2075, Class PM	14	14
6.25%, 02/15/2029, Series 2126, Class CB	27	27
6.26% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(3)(8)	34	36
6.38%, 02/15/2032, Series 2410, Class OE	4	4
6.50%, 09/15/2023, Series 1608, Class L	2	2
6.50%, 12/15/2023, Series 1983, Class Z	1	1
6.50%, 12/15/2023, Series 2283, Class K	1	1
6.50%, 03/15/2026, Series 1829, Class ZB(9)	0	0
6.50%, 07/15/2026, Series 1863, Class Z	1	1
6.50%, 01/15/2027, Series 1927, Class ZA	3	3
6.50%, 12/15/2027, Series 2019, Class Z	4	4
6.50%, 06/15/2028, Series 2063, Class PG	6	6
6.50%, 08/15/2028, Series 2075, Class PH	13	13
6.50%, 05/15/2031, Series 2313, Class LA	2	2
6.50%, 08/15/2031, Series 2351, Class PZ	6	6
6.50%, 08/15/2031, Series 2345, Class NE	7	7
6.50%, 08/15/2031, Series 2344, Class ZJ	9	9
6.50%, 08/15/2031, Series 2344, Class ZD	74	77
6.50%, 10/15/2031, Series 2367, Class ME	8	9
6.50%, 01/15/2032, Series 2399, Class OH	9	10
6.50%, 01/15/2032, Series 2399, Class TH	10	11
6.50%, 02/15/2032, Series 2410, Class NG	13	13
6.50%, 02/15/2032, Series 2420, Class XK	16	17
6.50%, 03/15/2032, Series 2430, Class WF	19	20
6.50%, 03/15/2032, Series 2423, Class TB	21	22
6.50%, 04/15/2032, Series 2441, Class GF	5	5
6.50%, 04/15/2032, Series 2435, Class CJ	28	29
6.50%, 04/15/2032, Series 2434, Class ZA	36	36
6.50%, 05/15/2032, Series 2455, Class GK	16	16
6.50%, 06/15/2032, Series 2466, Class DH	6	7
6.50%, 06/15/2032, Series 2458, Class ZM	12	12
6.50%, 06/15/2032, Series 2466, Class PH	18	19
6.50%, 07/15/2032, Series 2474, Class NR	18	18
6.50%, 07/15/2032, Series 2484, Class LZ	21	22
6.50%, 03/15/2033, Series 2586, Class WI	9	2
6.50%, 07/15/2036, Series 3195, Class PD	29	30
6.50%, 07/15/2036, Series 3181, Class AZ	35	37
6.73% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(3)(8)	14	15
6.78% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(3)(8)	13	12
6.80% (10 Year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(3)(8)(9)	1	0
6.90% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(3)	20	21
7.00%, 04/15/2023, Series 1502, Class PX(9)	0	0
7.00%, 05/15/2023, Series 1505, Class Q(9)	0	0
7.00%, 09/15/2023, Series 1573, Class PZ(9)	0	0
7.00%, 01/15/2024, Series 1658, Class GZ(9)	0	0
7.00%, 02/15/2024, Series 1671, Class L(9)	0	0
7.00%, 03/15/2024, Series 1695, Class EB(9)	0	0
7.00%, 03/15/2024, Series 1706, Class K	2	2
7.00%, 03/15/2028, Series 2038, Class PN(9)	4	0
7.00%, 06/15/2028, Series 2064, Class TE	1	1
7.00%, 10/15/2028, Series 2089, Class PJ(9)	5	0
7.00%, 04/15/2029, Series 2141, Class IO(9)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	25	26
7.00%, 07/15/2029, Series 2172, Class QC	14	15
7.00%, 08/15/2029, Series 2176, Class OJ	7	8
7.00%, 01/15/2030, Series 2208, Class PG	13	14
7.00%, 10/15/2030, Series 2259, Class ZM	10	11
7.00%, 03/15/2031, Series 2296, Class PD	7	8
7.00%, 06/15/2031, Series 2325, Class PM	4	4
7.00%, 07/15/2031, Series 2332, Class ZH	13	14
7.00%, 03/15/2032, Series 2423, Class MC	12	12
7.00%, 03/15/2032, Series 2423, Class MT	15	15
7.00%, 04/15/2032, Series 2436, Class MC	6	7
7.00%, 04/15/2032, Series 2434, Class TC	26	27
7.00%, 05/15/2032, Series 2450, Class GZ	15	16
7.00%, 12/15/2036, Series 3704, Class CT	606	651
7.25%, 07/15/2027, Series 1970, Class PG(9)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	7	8
7.25%, 12/15/2030, Series 2271, Class PC	10	11
7.32% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034, Series 2990, Class SL(3)(8)(9)	0	0
7.32% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(3)(8)	17	18
7.36% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(3)(8)	12	13
7.39% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(3)(8)	3	3
7.42% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(3)(8)	4	4
7.50%, 04/15/2023, Series 1491, Class I(9)	0	0
7.50%, 04/15/2024, Series 1720, Class PL	1	1
7.50%, 08/15/2024, Series 1745, Class D	1	1
7.50%, 09/15/2026, Series 1890, Class H	1	1

7.50%, 01/15/2027, Series 1963, Class Z	2	2
7.50%, 01/15/2027, Series 1927, Class PH	6	6
7.50%, 09/15/2027, Series 1987, Class PE	3	3
7.50%, 03/15/2028, Series 2040, Class PE	10	10
7.50%, 05/15/2028, Series 2054, Class PV	4	4
7.50%, 06/15/2029, Series 2163, Class PC(9)	2	0
7.50%, 11/15/2029, Series 2196, Class TL(9)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	4	4
7.50%, 08/15/2030, Series 2247, Class Z	4	4
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	255	277
7.50%, 12/15/2036, Series 3704, Class ET	211	230
7.54%, 11/15/2046, Series 3688, Class GT(4)	308	333
7.55% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(3)(8)	21	19
7.84% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(3)(8)(9)	0	0
8.00%, 09/15/2026, Series 1899, Class ZE	3	3
8.00%, 11/15/2029, Series 2201, Class C	5	5
8.00%, 01/15/2030, Series 2209, Class TC	4	4
8.00%, 01/15/2030, Series 2210, Class Z	15	16
8.00%, 03/15/2030, Series 2224, Class CB	3	4
8.00%, 04/15/2030, Series 2230, Class Z	5	5
8.06% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(3)(8)	2	2
8.50%, 06/15/2031, Series 2359, Class ZB	12	13
8.91% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(3)(8)(9)	0	0
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(3)(8)	10	11
10.00% (ECOFIN + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(3)(8)(9)	0	0
10.35% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(3)(8)	1	1
14.30% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(3)(8)(9)	0	0
19.37% (ECOFIN + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(3)(8)(9)	0	0
21.24% (ECOFIN + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(3)(8)(9)	0	0
Freddie Mac STACR REMIC Trust 2021-DNA3
6.66% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(3)	10,610	10,252
Freddie Mac STACR REMIC Trust 2021-DNA5
6.21% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(3)	924	907
Freddie Mac STACR REMIC Trust 2021-DNA7
5.41% (30-day Average SOFR + 0.85%), 11/25/2041, Series 2021-DNA7, Class M1(1)(3)	348	343
Freddie Mac STACR REMIC Trust 2021-HQA3
5.41% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(3)	23,098	22,286
Freddie Mac STACR REMIC Trust 2022-DNA1
5.56% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A(1)(3)	6,443	6,315
Freddie Mac STACR REMIC Trust 2022-DNA2
5.86% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A(1)(3)	4,334	4,291
Freddie Mac STACR REMIC Trust 2022-DNA6
6.71% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A(1)(3)	2,317	2,323
Freddie Mac STACR REMIC Trust 2022-DNA7
7.06% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A(1)(3)	6,634	6,683
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	22	20
0.00%, 09/15/2043, Series 310, Class PO	392	299
3.00%, 08/15/2042, Series 267, Class 30	582	538
3.00%, 01/15/2043, Series 299, Class 300	126	117
3.02% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(3)(8)	165	23
3.50%, 07/15/2042, Series 262, Class 35	2,255	2,151
5.00%, 09/15/2035, Series 233, Class 12	47	8
5.00%, 09/15/2035, Series 233, Class 11	55	11
5.00%, 09/15/2035, Series 233, Class 13	89	17
5.18% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(3)	432	422
5.23% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(3)	753	737
5.23% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(3)	393	385
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	13	10
0.00%, 09/25/2043, Series T-58, Class APO	14	10
0.00%, 10/25/2043, Series T-59, Class 1AP	16	9
2.01%, 10/25/2037, Series T-76, Class 2A(4)	649	675
4.34% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(3)	247	230
4.34%, 07/25/2032, Series T-41, Class 3A(4)	38	37
4.41%, 07/25/2033, Series T-48, Class 1A(4)	112	107
5.23%, 05/25/2043, Series T-56, Class A5	380	373
6.50%, 02/25/2043, Series T-54, Class 2A	178	188
7.00%, 02/25/2043, Series T-54, Class 3A	57	61
7.00%, 10/25/2043, Series T-59, Class 1A2	194	201
7.50%, 02/25/2042, Series T-42, Class A5	152	157
7.50%, 08/25/2042, Series T-51, Class 2A(4)	31	32
7.50%, 07/25/2043, Series T-57, Class 1A3	36	39
7.50%, 09/25/2043, Series T-58, Class 4A	204	211
FREMF 2013-K35 Mortgage Trust
3.93%, 12/25/2046, Series 2013-K35, Class C(1)(4)	2,951	2,920
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047, Series 2014-K40, Class C(1)(4)	2,273	2,214
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047, Series 2014-K41, Class C(1)(4)	6,000	5,818
FREMF 2015-K44 Mortgage Trust
3.72%, 01/25/2048, Series 2015-K44, Class B(1)(4)	3,510	3,400
FREMF 2015-K45 Mortgage Trust
3.61%, 04/25/2048, Series 2015-K45, Class B(1)(4)	2,135	2,072
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048, Series 2015-K49, Class C(1)(4)	4,000	3,836
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048, Series 2015-K51, Class C(1)(4)	1,500	1,443
FREMF 2016-K52 Mortgage Trust
3.93%, 01/25/2049, Series 2016-K52, Class B(1)(4)	4,750	4,587
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049, Series 2016-K59, Class B(1)(4)	2,450	2,321

FREMF 2017-KGS1 Mortgage Trust
7.17% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(3)	4,424	4,323
FREMF 2019-K92 Mortgage Trust
4.20%, 05/25/2052, Series 2019-K92, Class B(1)(4)	6,595	6,179
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	19	18
0.00%, 10/20/2033, Series 2003-90, Class PO	3	3
0.00%, 06/20/2034, Series 2004-46, Class PO	31	29
0.00%, 08/20/2035, Series 2010-14, Class CO	72	62
0.00%, 10/20/2035, Series 2005-82, Class PO	17	15
0.00%, 11/20/2035, Series 2010-14, Class BO	25	20
0.00%, 03/20/2036, Series 2006-16, Class OP	21	18
0.00%, 05/20/2036, Series 2006-22, Class AO	30	27
0.00%, 07/20/2036, Series 2006-34, Class PO	4	3
0.00%, 03/20/2037, Series 2007-57, Class PO	27	26
0.00%, 04/16/2037, Series 2007-17, Class JO	41	34
0.00%, 05/20/2037, Series 2007-28, Class BO	6	5
0.00%, 06/16/2037, Series 2007-36, Class HO	11	10
0.00%, 06/16/2037, Series 2007-35, Class PO	105	90
0.00%, 11/16/2037, Series 2009-79, Class OK	111	95
0.00%, 01/20/2038, Series 2008-1, Class PO	4	3
0.00%, 12/20/2040, Series 2010-157, Class OP	223	188
0.00% (1 Month LIBOR USD + 3.36%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST(3)(8)	2,709	1
0.00% (30-day Average SOFR + 3.20%, 3.20% Cap), 10/20/2051, Series 2021-177, Class SB(3)(8)	12,095	240
0.00% (30-day Average SOFR + 3.20%, 3.20% Cap), 11/20/2051, Series 2021-205, Class DS(3)(8)	19,400	373
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S(3)(8)	4,678	89
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC(3)(8)	21,718	383
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP(3)(8)	5,765	117
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB(3)(8)	7,365	162
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB(3)(8)	12,637	259
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS(3)(8)	19,054	319
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS(3)(8)	4,297	69
0.00% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA(3)(8)	9,451	165
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS(3)(8)	25,820	308
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS(3)(8)	9,494	198
0.94% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(3)(8)	107	5
1.14% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(3)(8)	95	3
1.19% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(3)(8)	74	4
1.19% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(3)(8)	73	3
1.23%, 06/20/2067, Series 2017-H14, Class XI(4)	7,881	341
1.24% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(3)(8)	71	2
1.24% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(3)(8)	581	28
1.24% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(3)(8)	27	1
1.24% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(3)(8)	59	1
1.28% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(3)(8)(9)	46	0
1.32% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(3)(8)(9)	111	0
1.32% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(3)(8)	100	7
1.33% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(3)(8)	198	14
1.34% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(3)(8)	185	9
1.37% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(3)(8)(9)	37	0
1.37% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(3)(8)	95	5
1.39% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(3)(8)	79	2
1.42% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(3)(8)	53	1
1.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(3)(8)	80	4
1.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(3)(8)	39	1
1.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(3)(8)	78	3
1.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(3)(8)	70	3
1.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(3)(8)	23	1
1.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(3)(8)	199	4
1.49% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(3)(8)	57	1
1.51% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(3)(8)	124	6
1.52% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(3)(8)	112	7
1.54% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(3)(8)	251	22
1.54% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(3)(8)(9)	93	0
1.54% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(3)(8)	46	1
1.65%, 01/20/2063, Series 2013-H01, Class FA	1	1
1.65%, 02/20/2063, Series 2013-H04, Class BA	7	7
1.65%, 04/20/2063, Series 2013-H09, Class HA	8	7
1.67% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(3)(8)	307	19
1.67% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(3)(8)	162	14
1.74% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(3)(8)(9)	0	0
1.74% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(3)(8)	138	3
1.74% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(3)(8)	47	2
1.75% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(3)(8)	76	3
1.79% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(3)(8)	63	2
1.79% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(3)(8)	63	1
1.79% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(3)(8)	92	3
1.81%, 05/20/2067, Series 2017-H11, Class LI(4)	8,280	713
1.81% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(3)(8)	75	3
1.82% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(3)(8)	31	1
1.82% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(3)(8)	37	1
1.82% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(3)(8)	130	11
1.84% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(3)(8)	145	8
1.88% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(3)(8)	90	5
1.92% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(3)(8)	86	3
1.94% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(3)(8)	38	2
1.99% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(3)(8)	123	9
1.99% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(3)(8)	62	4
2.00%, 04/01/2051(10)	37,660	31,992
2.04% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(3)(8)	61	57
2.04% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(3)(8)	66	1
2.08% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(3)(8)	105	10
2.50%, 04/01/2053(10)	12,525	11,022
2.54% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(3)(8)	173	7
2.84% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(3)(8)	41	2

2.97% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(3)(8)	40	2
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	895
3.00%, 10/20/2045, Series 2015-144, Class HP	648	595
3.00%, 02/20/2047, Series 2018-7, Class GA	806	767
3.00%, 09/20/2047, Series 2017-139, Class BA	837	771
3.00%, 04/01/2053(10)	8,545	7,783
3.10% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(3)(8)(9)	11	0
3.50%, 07/20/2046, Series 2018-160, Class PA	881	856
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,231
3.50%, 06/20/2048, Series 2018-78, Class NZ	23,215	21,328
3.50%, 04/01/2053(10)	2,795	2,620
3.52% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(3)(8)(9)	7	0
3.71%, 01/20/2042, Series 2012-141, Class WC(4)	152	147
3.88% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(3)(8)	11	10
3.94% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(3)	2	2
3.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(3)	1	1
4.00%, 04/01/2053(10)	6,415	6,176
4.02%, 09/16/2042, Series 2012-141, Class WB(4)	101	98
4.45%, 04/20/2043, Series 2013-91, Class WA(4)	138	134
4.50%, 04/01/2053(10)	15,920	15,680
4.52%, 11/16/2041, Series 2012-141, Class WA(4)	181	179
4.56%, 10/20/2041, Series 2014-188, Class W(4)	267	265
4.60% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(3)	7	7
4.69%, 10/20/2042, Series 2014-41, Class W(4)	540	536
4.69%, 09/20/2041, Series 2013-26, Class AK(4)	156	157
4.69% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(3)(8)	3	3
4.69% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(3)	3	3
4.77%, 03/20/2048, Series 2020-30, Class PT(4)	6,668	6,607
4.84% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(3)	8	8
4.84% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(3)	8	8
4.86% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(3)	830	824
4.87% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(3)(9)	0	0
4.87% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(3)(9)	0	0
4.88% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(3)	4	4
4.89% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(3)	239	237
4.90%, 11/20/2042, Series 2013-54, Class WA(4)	104	104
4.91% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(3)	1,046	1,037
4.98% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(3)	325	323
4.98% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(3)	5	5
4.99% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(3)	135	134
5.00% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(3)	9	9
5.00%, 04/01/2053(10)	6,795	6,803
5.01% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(3)	2,199	2,181
5.02% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(3)	18	18
5.02% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(3)(9)	0	0
5.02% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(3)	657	653
5.02% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(3)	755	751
5.03% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(3)	34	34
5.04% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(3)	188	187
5.04% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(3)	72	72
5.04% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(3)	683	679
5.04% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(3)	1,173	1,167
5.04% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(3)	2,276	2,259
5.04% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(3)	361	358
5.04% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(3)(8)	35	36
5.05% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(3)	2,426	2,398
5.05% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(3)	4,587	4,557
5.05% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(3)	3,523	3,497
5.07% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(3)	855	850
5.07% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(3)	1,441	1,430
5.07% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(3)	1,164	1,155
5.07% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(3)	1,355	1,339
5.07% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(3)	1,086	1,081
5.07% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(3)	3,678	3,650
5.07% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(3)(8)	7	7
5.08% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(3)	578	575
5.11%, 06/20/2040, Series 2013-75, Class WA(4)	81	82
5.13% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(3)	3,211	3,188
5.14%, 07/20/2060, Series 2010-H17, Class XQ(4)	2	1
5.17% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(3)	1,186	1,182
5.17% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(3)	2,055	2,043
5.17% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(3)	3,546	3,526
5.17% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(3)	1,056	1,045
5.22% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(3)	1,043	1,040
5.22% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(3)	2,264	2,259
5.22% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(3)	939	936
5.26% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(3)	1,914	1,907
5.27% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(3)	524	522
5.34%, 01/20/2039, Series 2014-6, Class W(4)	329	336
5.50%, 01/16/2033, Series 2011-43, Class ZQ	175	174
5.50%, 04/20/2033, Series 2003-25, Class PZ	96	96
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,440	1,447
5.50%, 07/20/2035, Series 2005-56, Class IC	12	2
5.50%, 09/20/2035, Series 2005-72, Class AZ	63	64
5.50%, 10/16/2037, Series 2008-32, Class PI(9)	4	0
5.50%, 02/20/2038, Series 2008-17, Class IO(9)	14	0
5.50%, 05/20/2039, Series 2009-33, Class CI	16	2
5.50%, 09/20/2039, Series 2009-75, Class MN	313	323
5.50%, 10/20/2039, Series 2009-87, Class BE	394	404
5.55%, 01/20/2038, Series 2015-137, Class WA(4)	334	346
5.56%, 10/20/2036, Series 2006-57, Class PZ	74	74
5.58%, 08/20/2038, Series 2012-59, Class WA(4)	116	119
5.58% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(3)	171	172
5.59%, 07/20/2040, Series 2011-137, Class WA(4)	112	116

5.67% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(3)(8)	7	7
5.68%, 08/20/2034, Series 2010-103, Class WA(4)	35	36
5.75%, 07/20/2038, Series 2008-69, Class QD	30	30
5.83%, 10/20/2033, Series 2010-41, Class WA(4)	66	68
5.85% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(3)	12,456	12,435
5.87%, 02/20/2037, Series 2011-22, Class WA(4)	26	26
5.89%, 12/20/2038, Series 2011-163, Class WA(4)	279	289
5.91%, 04/20/2037, Series 2010-129, Class AW(4)	45	47
5.92% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(3)(8)	14	15
6.00%, 02/20/2029, Series 1999-4, Class ZB	33	33
6.00%, 09/16/2033, Series 2003-75, Class ZX	56	57
6.00%, 06/20/2034, Series 2004-49, Class Z	128	132
6.00%, 12/20/2035, Series 2005-91, Class PI	26	3
6.00%, 06/20/2038, Series 2008-50, Class KB	48	49
6.00%, 05/20/2039, Series 2009-33, Class TI	22	3
6.08% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(3)(8)	13	14
6.11%, 11/20/2038, Series 2011-97, Class WA(4)	66	69
6.32% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(3)(8)	1	1
6.50%, 07/20/2032, Series 2002-52, Class GH	34	34
6.50%, 01/20/2033, Series 2003-58, Class BE	45	45
6.50%, 05/20/2033, Series 2003-46, Class MG	35	36
6.50%, 07/20/2036, Series 2006-33, Class Z	131	137
6.50%, 08/20/2036, Series 2006-38, Class ZK	167	169
6.50%, 03/20/2039, Series 2009-14, Class KI	26	3
6.50%, 03/20/2039, Series 2009-14, Class NI	58	7
6.66% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(3)(8)	18	19
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(3)(8)	13	14
7.00%, 08/16/2039, Series 2009-104, Class AB	18	18
7.00%, 10/16/2040, Series 2010-130, Class CP	207	221
7.05% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(3)(8)	11	12
Ginnie Mae I Pool
3.00%, 05/15/2043	255	238
3.00%, 07/15/2045	602	555
3.50%, 01/15/2042	1,947	1,892
3.50%, 03/15/2043	759	738
3.50%, 04/15/2043	1,778	1,728
3.50%, 06/15/2043	859	835
3.50%, 07/15/2043	322	313
4.00%, 06/15/2039	177	170
4.00%, 10/15/2040	96	93
4.50%, 04/15/2040	698	705
5.50%, 04/15/2033	160	165
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	6	6
5.50%, 07/15/2034	2	3
5.50%, 09/15/2034	2	2
6.00%, 11/15/2028	1	1
6.50%, 01/15/2024(9)	0	0
6.50%, 03/15/2028	3	3
6.50%, 09/15/2028	8	8
6.50%, 10/15/2028(9)	0	0
6.50%, 01/15/2032	30	31
6.50%, 07/15/2032	2	2
6.50%, 02/15/2033	7	7
6.50%, 04/15/2033	5	5
6.50%, 12/15/2035	30	31
7.00%, 09/15/2023(9)	0	0
7.00%, 11/15/2023(9)	0	0
7.00%, 09/15/2031	34	36
7.00%, 02/15/2033	4	5
7.00%, 06/15/2033	10	11
7.00%, 06/15/2035	77	81
7.00%, 04/15/2037	9	9
7.50%, 11/15/2026(9)	0	0
7.50%, 07/15/2027	1	1
7.50%, 09/15/2028	1	1
7.50%, 10/15/2037	16	17
8.00%, 08/15/2028(9)	0	0
Ginnie Mae II Pool
2.00%, 03/20/2051	4,602	3,929
2.00%, 07/20/2051	2,689	2,292
2.00%, 10/20/2051	2,588	2,204
2.00%, 12/20/2051	492	419
2.50%, 12/20/2046	1,024	914
2.50%, 09/20/2050	3,156	2,766
2.50%, 09/20/2050	4,990	4,440
2.50%, 12/20/2050	3,980	3,519
2.50%, 02/20/2051	14,294	12,635
2.50%, 03/20/2051	13,584	11,769
2.50%, 03/20/2051	15,838	13,942
2.50%, 05/20/2051	10,082	8,898
2.50%, 06/20/2051	14,699	12,885
2.50%, 08/20/2051	62,440	54,966
2.50%, 09/20/2051	6,626	5,832
2.50%, 10/20/2051	7,842	6,903
2.50%, 11/20/2051	13,186	11,608
2.50%, 12/20/2051	7,738	6,810
2.50%, 03/20/2052	13,288	11,689
2.50%, 05/20/2052	2,618	2,303
2.50%, 02/20/2053	3,488	3,070
2.93%, 10/20/2070(4)	6,637	5,967
3.00%, 06/20/2042	140	130
3.00%, 08/20/2042	1,826	1,698
3.00%, 11/20/2042	1,031	959

3.00%, 12/20/2042	525	489
3.00%, 01/20/2043	521	485
3.00%, 04/20/2043	1,284	1,196
3.00%, 09/20/2043	399	373
3.00%, 10/20/2043	62	58
3.00%, 01/20/2044	355	331
3.00%, 07/20/2044	136	127
3.00%, 12/20/2044	217	203
3.00%, 04/20/2045	1,961	1,826
3.00%, 05/20/2045	348	325
3.00%, 07/20/2045	832	775
3.00%, 10/20/2045	945	879
3.00%, 11/20/2045	229	213
3.00%, 02/20/2046	330	307
3.00%, 04/20/2046	1,965	1,822
3.00%, 05/20/2046	84	78
3.00%, 07/20/2046	1,618	1,501
3.00%, 08/20/2046	12,126	11,224
3.00%, 09/20/2046	557	516
3.00%, 01/20/2047	1,313	1,213
3.00%, 02/20/2047	1,947	1,800
3.00%, 03/20/2047	209	193
3.00%, 10/20/2047	10,471	9,659
3.00%, 04/20/2049	507	467
3.00%, 07/20/2049	1,605	1,476
3.00%, 10/20/2049	5,281	4,855
3.00%, 12/20/2049(7)	6,856	6,304
3.00%, 01/20/2050	7,057	6,487
3.00%, 02/20/2050	120	110
3.00%, 09/20/2050	352	323
3.00%, 09/20/2050	2,665	2,434
3.00%, 09/20/2050	7,038	6,681
3.00%, 05/20/2051	5,105	4,672
3.00%, 07/20/2051	29,604	27,083
3.00%, 08/20/2051	21,690	19,829
3.00%, 09/20/2051	3,012	2,753
3.00%, 10/20/2051	4,186	3,825
3.00%, 11/20/2051	464	424
3.00%, 12/20/2051	2,179	1,988
3.00%, 12/20/2051	5,358	4,966
3.00%, 04/20/2052	22,335	20,363
3.02%, 12/20/2070(4)	3,320	3,024
3.04%, 06/20/2070(4)	4,309	3,944
3.07%, 09/20/2070(4)	4,045	3,706
3.09%, 12/20/2071(4)	9,591	8,716
3.47%, 04/20/2072(4)	3,201	2,961
3.50%, 10/20/2042	2,007	1,919
3.50%, 11/20/2042	696	665
3.50%, 05/20/2043	483	462
3.50%, 03/20/2045	494	470
3.50%, 04/20/2045	3,751	3,575
3.50%, 10/20/2045	3,175	3,019
3.50%, 01/20/2046	1,914	1,823
3.50%, 02/20/2046	5,682	5,405
3.50%, 03/20/2046	1,532	1,456
3.50%, 04/20/2046	12,076	11,484
3.50%, 05/20/2046	3,850	3,665
3.50%, 06/20/2046	1,791	1,692
3.50%, 07/20/2046(7)	3,437	3,269
3.50%, 08/20/2046	510	486
3.50%, 09/20/2046	399	380
3.50%, 11/20/2046	610	581
3.50%, 12/20/2046	2,741	2,606
3.50%, 01/20/2047	17	16
3.50%, 02/20/2047	2,745	2,611
3.50%, 03/20/2047	118	113
3.50%, 04/20/2047	281	267
3.50%, 05/20/2047	2,828	2,697
3.50%, 07/20/2047	2,298	2,186
3.50%, 08/20/2047	250	237
3.50%, 11/20/2047	4,951	4,700
3.50%, 12/20/2047	822	781
3.50%, 02/20/2048	9,910	9,426
3.50%, 04/20/2048	2,851	2,709
3.50%, 06/20/2049	804	761
3.50%, 11/20/2049	3,100	2,938
3.50%, 08/20/2050	7,224	6,772
3.50%, 01/20/2051	8,579	7,872
3.50%, 06/20/2051	1,812	1,711
3.50%, 02/20/2052	2,028	1,913
3.50%, 02/20/2052	3,539	3,339
3.50%, 02/20/2052	5,087	4,715
4.00%, 10/20/2040	836	826
4.00%, 06/20/2042	1,171	1,156
4.00%, 10/20/2042	2,640	2,606
4.00%, 12/20/2042	1,352	1,335
4.00%, 02/20/2043	570	563
4.00%, 10/20/2043	1,529	1,508
4.00%, 11/20/2044	853	839
4.00%, 12/20/2044	630	620
4.00%, 03/20/2045	171	169
4.00%, 05/20/2045	2,016	1,976
4.00%, 07/20/2045	485	474
4.00%, 08/20/2045	4,639	4,544

4.00%, 11/20/2045	1,449	1,420
4.00%, 01/20/2046	340	333
4.00%, 03/20/2046	371	362
4.00%, 04/20/2046	961	940
4.00%, 05/20/2046	1,633	1,598
4.00%, 06/20/2046	775	760
4.00%, 11/20/2046	678	663
4.00%, 02/20/2047	1,003	979
4.00%, 03/20/2047	2,018	1,969
4.00%, 05/20/2047	159	154
4.00%, 05/20/2047	168	164
4.00%, 06/20/2047	1,345	1,313
4.00%, 07/20/2047	2,867	2,799
4.00%, 09/20/2047	922	902
4.00%, 12/20/2047	1,326	1,295
4.00%, 01/20/2048	750	732
4.00%, 06/20/2048	2,211	2,148
4.00%, 01/20/2050	2,648	2,573
4.00%, 12/20/2051	4,544	4,374
4.00%, 12/20/2051	11,226	10,806
4.00%, 08/20/2052	25,495	24,543
4.25%, 12/20/2047	1,088	1,062
4.50%, 06/20/2040	289	293
4.50%, 01/20/2041	261	264
4.50%, 03/20/2041	229	232
4.50%, 05/20/2041	113	114
4.50%, 06/20/2041	813	823
4.50%, 09/20/2041	276	279
4.50%, 09/20/2043	625	632
4.50%, 10/20/2043	1,185	1,198
4.50%, 12/20/2043	655	662
4.50%, 10/20/2045	6,936	7,011
4.50%, 01/20/2046	989	1,000
4.50%, 07/20/2046	448	453
4.50%, 09/20/2046	884	877
4.50%, 11/20/2046	1,334	1,347
4.50%, 03/20/2047	235	236
4.50%, 07/20/2047	2,209	2,211
4.50%, 08/20/2047	574	574
4.50%, 09/20/2047	3,019	3,025
4.50%, 01/20/2048	435	434
4.50%, 02/20/2048	1,935	1,934
4.50%, 03/20/2048	216	216
4.50%, 04/20/2048	179	179
4.50%, 04/20/2048	1,186	1,177
4.50%, 04/20/2048	1,204	1,189
4.50%, 04/20/2048	1,533	1,519
4.50%, 05/20/2048	710	700
4.50%, 05/20/2048	1,993	1,958
4.50%, 05/20/2048	2,690	2,664
4.50%, 09/20/2048	438	437
4.50%, 11/20/2049	5,484	5,401
4.50%, 03/20/2053	15,000	14,773
5.00%, 10/20/2037	182	187
5.00%, 07/20/2040	76	78
5.00%, 06/20/2044	337	346
5.00%, 07/20/2044	296	304
5.00%, 08/20/2045	355	365
5.00%, 09/20/2046	852	875
5.00%, 10/20/2047	113	115
5.00%, 11/20/2047	581	590
5.00%, 06/20/2048	823	839
5.00%, 07/20/2048	268	276
5.00%, 07/20/2048	1,514	1,525
5.00%, 02/20/2049	2,936	2,971
5.00%, 07/20/2049	278	288
5.00%, 08/20/2049	5,435	5,588
5.00%, 09/20/2049	3,287	3,313
5.00%, 05/20/2052	3,633	3,628
5.50%, 09/20/2039	53	55
6.00%, 03/20/2028	2	2
6.00%, 11/20/2033	2	2
6.00%, 09/20/2038	198	210
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	94	99
6.00%, 01/20/2053	3,136	3,197
6.11% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.59% Cap), 11/20/2071(3)	3,535	3,620
6.21% (1 Year CMT Index + 1.57%, 1.57% Floor, 6.71% Cap), 11/20/2071(3)	4,408	4,538
6.25% (1 Year CMT Index + 1.63%, 1.63% Floor, 6.74% Cap), 11/20/2071(3)	3,949	4,077
6.27% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.69% Cap), 05/20/2072(3)	9,871	10,237
6.32% (1 Year CMT Index + 1.68%, 1.67% Floor, 8.25% Cap), 04/20/2072(3)	13,340	13,854
6.34% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.40% Cap), 04/20/2072(3)	9,951	10,345
6.35% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072(3)	10,571	10,992
6.37% (1 Year CMT Index + 1.74%, 1.74% Floor, 8.47% Cap), 04/20/2072(3)	9,866	10,260
6.38% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.84% Cap), 10/20/2071(3)	10,856	11,270
6.39% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.92% Cap), 11/20/2071(3)	11,390	11,847
6.39% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(3)	10,777	11,196
6.40% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.90% Cap), 11/20/2071(3)	10,796	11,231
6.41% (1 Year CMT Index + 1.78%, 1.78% Floor, 8.41% Cap), 04/20/2072(3)	3,415	3,562
6.42% (1 Year CMT Index + 1.76%, 1.77% Floor, 6.84% Cap), 08/20/2071(3)	9,644	10,026
6.42% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(3)	10,164	10,586
6.43% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071(3)	10,045	10,455
6.45% (1 Year CMT Index + 1.83%, 1.83% Floor, 9.68% Cap), 07/20/2072(3)	10,143	10,651
6.47% (1 Year CMT Index + 1.84%, 1.84% Floor, 6.91% Cap), 08/20/2071(3)	9,979	10,408

6.50%, 07/20/2029	32	33
6.60% (1 Year CMT Index + 1.97%, 1.97% Floor, 8.26% Cap), 03/20/2072(3)	9,854	10,361
7.00%, 08/20/2038	8	8
7.50%, 02/20/2028(9)	0	0
7.50%, 09/20/2028	1	1
8.00%, 12/20/2025(9)	0	0
8.00%, 06/20/2026(9)	0	0
8.00%, 08/20/2026(9)	0	0
8.00%, 09/20/2026(9)	0	0
8.00%, 11/20/2026(9)	0	0
8.00%, 10/20/2027	1	1
8.00%, 11/20/2027	1	1
8.00%, 12/20/2027	1	1
8.00%, 08/20/2028(9)	0	0
8.00%, 09/20/2028(9)	0	0
8.50%, 03/20/2025(9)	0	0
8.50%, 04/20/2025(9)	0	0
8.50%, 05/20/2025(9)	0	0
GMACM Mortgage Loan Trust 2005-AR3
3.17%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	36	31
GS Mortgage Securities Corp. Trust 2021-RENT
5.48% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(1)(3)	5,072	4,762
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521	27,751
GS Mortgage Securities Trust 2013-GC16
0.98%, 11/10/2046, Series 2013-GC16, Class XA(4)	14,689	32
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046, Series 2013-GC12, Class A4	400	400
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419	8,267
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	4,629	4,460
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,289	7,972
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	10,608
3.44%, 11/10/2049, Series 2016-GS4, Class A4(4)	1,317	1,229
GSMPS Mortgage Loan Trust 2004-4
5.25% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(3)	36	31
GSMPS Mortgage Loan Trust 2005-RP2
5.20% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(3)	60	52
GSMPS Mortgage Loan Trust 2005-RP3
0.00%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)	308	5
5.20% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(3)	418	353
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	6	5
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	11	10
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	27	26
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	22	22
GSR Mortgage Loan Trust 2005-5F
5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(3)	10	9
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	49	47
GSR Mortgage Loan Trust 2005-AR6
3.39%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	3	3
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	14	24
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	177	92
Home RE 2019-1 Ltd.
6.50% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(1)(3)	513	513
Home RE 2021-2 Ltd.
5.81% (30-day Average SOFR + 1.25%), 01/25/2034, Series 2021-2, Class M1A(1)(3)	620	619
Home RE 2022-1 Ltd.
7.41% (30-day Average SOFR + 2.85%), 10/25/2034, Series 2022-1, Class M1A(1)(3)	8,800	8,852
HPA 2022-SFR1
3.95%, 04/15/2026(4)(14)	9,833	9,833
Impac CMB Trust Series 2004-4
5.33%, 09/25/2034, Series 2004-4, Class 2A2(2)	5	6
Impac CMB Trust Series 2004-7
5.59% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(3)	269	260
Impac CMB Trust Series 2005-4
5.45% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(3)	70	61
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	37	31
Impac Secured Assets Trust 2006-1
5.55% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(3)	52	43
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	5,445	5,113
JP Morgan Alternative Loan Trust
4.09%, 03/25/2036, Series 2006-A1, Class 2A1(4)	15	14
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.06%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)(9)	765	0
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
1.01%, 06/12/2043, Series 2006-CB15, Class X1(4)(9)	136	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(9)	739	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
5.93% (1 Month LIBOR USD + 1.25%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(3)	7,918	7,318
JP Morgan Mortgage Trust 2004-A3
3.63%, 07/25/2034, Series 2004-A3, Class 4A1(4)	1	1
JP Morgan Mortgage Trust 2004-A4
3.93%, 09/25/2034, Series 2004-A4, Class 1A1(4)	8	7

JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
3.86%, 02/25/2035, Series 2005-A1, Class 3A4(4)	31	28
JP Morgan Mortgage Trust 2005-A4
3.70%, 07/25/2035, Series 2005-A4, Class 1A1(4)	11	11
JP Morgan Mortgage Trust 2006-A2
3.66%, 08/25/2034, Series 2006-A2, Class 4A1(4)	195	188
4.18%, 11/25/2033, Series 2006-A2, Class 5A3(4)	76	71
JP Morgan Mortgage Trust 2006-A3
3.85%, 08/25/2034, Series 2006-A3, Class 6A1(4)	23	22
JP Morgan Mortgage Trust 2006-A7
3.89%, 01/25/2037, Series 2006-A7, Class 2A2(4)	26	19
3.89%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	45	33
JP Morgan Mortgage Trust 2007-A1
4.00%, 07/25/2035, Series 2007-A1, Class 5A1(4)	20	19
4.00%, 07/25/2035, Series 2007-A1, Class 5A2(4)	303	289
JP Morgan Mortgage Trust 2007-A2
4.15%, 04/25/2037, Series 2007-A2, Class 2A3(4)	95	69
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	1,416	1,401
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047, Series 2014-C19, Class A3	317	316
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	6,260	6,038
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	6,324	6,042
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	18,115
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)	1,027	930
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)	15,067	13,971
Legacy Mortgage Asset Trust 2019-PR1
6.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(2)	10,319	10,293
Legacy Mortgage Asset Trust 2020-GS1
5.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(2)	3,867	3,862
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(2)	5,062	4,687
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(2)	5,104	4,763
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(2)	2,211	2,024
Lehman Mortgage Trust 2006-2
5.90%, 04/25/2036, Series 2006-2, Class 1A1(4)	40	27
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	11	9
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	222	77
LHOME Mortgage Trust 2021-RTL1
2.09%, 02/25/2026, Series 2021-RTL1, Class A1(1)(4)	4,790	4,673
MASTR Adjustable Rate Mortgages Trust 2004-13
4.10%, 04/21/2034, Series 2004-13, Class 2A1(4)	51	48
MASTR Adjustable Rate Mortgages Trust 2004-15
4.44%, 12/25/2034, Series 2004-15, Class 3A1(4)	8	7
MASTR Adjustable Rate Mortgages Trust 2004-3
3.47%, 04/25/2034, Series 2004-3, Class 4A2(4)	18	16
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	21	21
6.00%, 01/25/2034, Series 2003-9, Class 8A1	12	11
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	119	118
6.25%, 04/25/2034, Series 2004-3, Class 2A1	18	18
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	14	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	10	10
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	10	8
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	8	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	8	7
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	19	17
MASTR Reperforming Loan Trust 2005-2
5.20% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(3)	633	329
MASTR Reperforming Loan Trust 2006-2
4.07%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)	67	53
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)	9	7
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
5.45%, 06/25/2037, Series 2007-3, Class 1A3(4)	17	16
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.86%, 08/25/2033, Series 2003-A5, Class 2A6(4)	12	11
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
5.47% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(3)	28	25
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
5.49% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(3)	24	23
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
3.68%, 12/25/2034, Series 2004-1, Class 2A1(4)	31	29

Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
5.31% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(3)	11	10
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
5.75% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(3)	19	18
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.53%, 08/25/2034, Series 2004-A4, Class A2(4)	31	28
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
4.20%, 02/25/2035, Series 2005-A2, Class A1(4)	54	49
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)	9,499	8,308
MHC Commercial Mortgage Trust 2021-MHC
6.03% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(3)	11,300	10,790
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)	1,805	1,672
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1(1)(4)	7,745	6,995
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,499
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,305	16,598
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,106	3,935
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507	6,247
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	7,086	6,507
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	7,938
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048, Series 2015-UBS8, Class A4	6,675	6,370
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	17,802
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A(4)	83	81
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)	6,108	5,317
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)	9,990	9,129
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
5.16% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(3)	65	63
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
5.12% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(3)	16	15
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)	32	28
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)	1,443	1,362
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)	2,410	2,302
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)	1,408	1,307
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	7	7
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
Oaktown Re II Ltd.
6.40% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(1)(3)	471	470
Oaktown Re VII Ltd.
6.16% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	15,350	15,226
OBX 2022-NQM2 Trust
2.95%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)	8,426	7,486
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1(1)(2)	9,820	9,367
PMT Credit Risk Transfer Trust 2021-1R
7.75% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(1)(3)	9,576	9,270
PMT Credit Risk Transfer Trust 2023-1R
9.13% (30-day Average SOFR + 4.40%), 03/27/2025, Series 2023-1R(1)(3)	9,400	9,400
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	27	26
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)	6,252	5,878
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(2)	1,967	1,814
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)	5,994	5,655
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(2)	1,792	1,711
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(1)(2)	2,410	2,265
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(1)(2)	1,597	1,508
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(1)(2)	3,028	2,713
RALI Series 2002-QS16 Trust
6.49% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(3)(8)(9)	0	0
RALI Series 2003-QS9 Trust
2.70% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(3)(8)(9)	1	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023, Series 2004-QS6, Class A1	1	1
RALI Series 2005-QA6 Trust
4.36%, 05/25/2035, Series 2005-QA6, Class A32(4)	75	42
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	9	7
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(1)	512	510
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1(1)(2)	7,581	7,137

Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)	4	2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,235	1,195
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,481	2,318
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	10,071	9,559
Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	5,779	5,390
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,335	7,600
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	6,725	6,270
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,368
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	4,488	4,297
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	5,509	5,083
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	4,996	4,205
3.00%, 05/25/2060, Series 2020-3, Class M5TW	5,898	5,341
Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	9,095	8,182
Sequoia Mortgage Trust 2004-10
5.38% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(3)	19	17
Sequoia Mortgage Trust 2004-11
5.36% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(3)	53	47
Sequoia Mortgage Trust 2004-12
5.51% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(3)	59	53
Sequoia Mortgage Trust 2004-8
5.46% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(3)	397	336
5.92% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(3)	60	55
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(1)	1,603	1,479
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	9,955	7,927
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)	15,294	13,179
Structured Asset Mortgage Investments II Trust 2004-AR5
5.42% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(3)	48	44
Structured Asset Mortgage Investments II Trust 2005-AR5
5.26% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(3)	208	183
Structured Asset Mortgage Investments Trust 2003-CL1
5.25% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(3)	76	75
Structured Asset Securities Corp.
5.04%, 02/25/2034, Series 2004-4XS, Class 1A5(2)	113	109
5.20% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(3)	44	40
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
4.62%, 11/25/2033, Series 2003-34A, Class 3A3(4)	8	8
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
3.93%, 12/25/2033, Series 2003-37A, Class 2A(4)	76	69
3.99%, 12/25/2033, Series 2003-37A, Class 8A2(4)	676	633
Thornburg Mortgage Securities Trust 2003-4
5.49% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(3)	240	221
Thornburg Mortgage Securities Trust 2003-5
3.55%, 10/25/2043, Series 2003-5, Class 3A(4)	1,043	981
Thornburg Mortgage Securities Trust 2004-4
3.72%, 12/25/2044, Series 2004-4, Class 3A(4)	115	104
Thornburg Mortgage Securities Trust 2005-1
3.63%, 04/25/2045, Series 2005-1, Class A3(4)	284	260
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(4)	543	537
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)	2,327	2,214
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)	2,035	1,972
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)	3,735	3,543
Towd Point Mortgage Trust 2019-HY3
5.85% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(3)	871	865
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)	2,440	2,175
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)	13,810	11,321
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)	8,342	7,790
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)	12,159	11,211
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1(1)(4)	16,830	15,516
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1(1)(4)	16,556	15,536
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1(1)	8,294	7,857
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	20,008
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,355	8,784
UBS-BAMLL Trust 2012-WRM
3.66%, 06/10/2030, Series 2012-WRM, Class A(1)	57	53
UBS-Barclays Commercial Mortgage Trust 2012-C2
0.37%, 05/10/2063, Series 2012-C2, Class XA(1)(4)(9)	774	0

UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046, Series 2013-C6, Class A4	12	12
Vendee Mortgage Trust 1994-1
4.22%, 02/15/2024, Series 1994-1, Class 1(4)	3	3
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	16	16
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	32	32
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	13	14
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	45	46
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	34	35
VM Master Issuer LLC
5.16%, 05/24/2025, Series 2022-1, Class A1(1)(4)	10,800	10,302
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(2)	8,202	7,337
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(9)	292	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.23%, 10/25/2033, Series 2003-AR11, Class A6(4)	95	86
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
3.82%, 08/25/2033, Series 2003-AR7, Class A7(4)	33	30
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.16%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	166	150
4.17%, 09/25/2033, Series 2003-AR9, Class 2A(4)	16	14
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	36	35
WaMu Mortgage Pass-Through Certificates Series 2003-S4
4.14% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(3)(8)	9	8
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	111	108
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
4.09%, 01/25/2035, Series 2004-AR14, Class A1(4)	987	877
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.25%, 06/25/2034, Series 2004-AR3, Class A2(4)	48	43
3.25%, 06/25/2034, Series 2004-AR3, Class A1(4)	853	767
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	306	303
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	933	928
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	18	16
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	81	79
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	6	6
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.60%, 09/25/2036, Series 2006-AR10, Class 2P(4)	4	3
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.68%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	30	25
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	4	3
5.50%, 03/25/2035, Series 2005-1, Class 1A1	43	39
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.15% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(3)(8)	77	4
0.20% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(3)(8)	346	15
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	128	20
5.50%, 06/25/2035, Series 2005-4, Class CB7	122	112
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	18	15
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	9	8
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(9)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	12	9
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	3,334	3,241
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	6,649	6,376
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	707
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,135
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,386
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	6,963
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698	3,450
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	18,480
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	13,321	12,274
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,384
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,495
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	15,687

2.12%, 08/15/2053, Series 2020-C57, Class A4	1,003	817
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	18,604
Wells Fargo Commercial Mortgage Trust 2021-SAVE
5.83% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(3)	4,981	4,708
Wells Fargo Commercial Mortgage Trust 2022-C62
4.00%, 04/15/2055, Series 2022-C62, Class A4(4)	3,819	3,485
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	6	5
WFRBS Commercial Mortgage Trust 2013-C11
4.15%, 03/15/2045, Series 2013-C11, Class D(1)(4)	300	223
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046, Series 2013-C14, Class A5	230	229
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000	6,760
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	3,702
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	6,643	6,542

Total Mortgage-Backed Obligations (Cost: $6,405,521)		5,947,513

Total Bonds & Notes (Cost: $17,631,136)		16,219,803

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,382

Total Financials		2,382

Total Preferred Stocks (Cost: $2,375)		2,382

SHORT-TERM INVESTMENTS – 2.95%
Money Market Funds – 2.94%
Fidelity Institutional Money Market Government Fund – Class I, 4.76%(11)	482,406	482,406

Total Money Market Funds (Cost: $482,406)		482,406

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
JP Morgan, New York, 4.33% due 04/03/2023	$1,288	1,288

Total Time Deposits (Cost: $1,288)		1,288

Total Short-Term Investments (Cost: $483,694)		483,694

TOTAL INVESTMENTS IN SECURITIES – 101.83% (Cost: $18,117,205)		16,705,879

TBA SALE COMMITMENTS – (0.06)%
Mortgage-Backed Obligations – (0.06)%
Fannie Mae
3.00%, 04/01/2053(12)	(11,000)	(9,870)

Total Mortgage-Backed Obligations (Proceeds Received: $(9,835))		(9,870)

Total TBA Sale Commitments (Proceeds Received: $(9,835))		(9,870)

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.77)%		(290,029)

TOTAL NET ASSETS – 100.00%		$16,405,980

Percentages are stated as a percent of net assets.

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,295,570, which represents 20.09% of total net assets.

(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2023.
(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2023.
(5)	Security in default as of March 31, 2023. The value of these securities totals $203, which represents 0.00% of total net assets.
(6)	Inflation protected security. The value of these securities totals $3,646, which represents 0.02% of total net assets.
(7)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $42,069, which represents 0.26% of total net assets.
(8)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(9)	A zero balance may reflect actual amounts rounding to less than one thousand.
(10)	Delayed delivery purchase commitment security. The value of these securities totals $208,857, which represents 1.27% of total net assets.
(11)	Represents annualized seven-day yield as of the close of the reporting period.
(12)	Delayed delivery sale commitment security. The value of these securities totals $(9,870), which represents (0.06)% of total net assets.
(13)	Security that is restricted at March 31, 2023. The value of the restricted securities totals $5,774, which represents 0.04% of total net assets.
(14)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $57,780, which represents 0.35% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
233	U.S. 2 Year Note Future	Jun. 2023	$48,127	$48,103	$(24)
4,779	U.S. 5 Year Note Future	Jun. 2023	514,924	523,339	8,415
1,134	U.S. 10 Year Note Future	Jun. 2023	129,317	130,321	1,004
168	U.S. Ultra 10 Year Note Future	Jun. 2023	19,711	20,352	641
1,521	U.S. Ultra Bond Future	Jun. 2023	207,208	214,651	7,443

					17,479

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(624)	U.S. Long Bond Future	Jun. 2023	$(78,374)	$(81,842)	$(3,468)

					$14,011

Bridge Builder Core Plus Bond Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 96.34%
Asset-Backed Obligations – 11.66%
522 Funding CLO 2018-3A Ltd.
5.85% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 10/20/2031, Series 2018-3A, Class AR(1)(2)	$2,870	$2,813
522 Funding CLO 2019-5 Ltd.
5.99% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)	4,710	4,558
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)	7,378	6,331
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A(1)	1,925	1,884
ABFC 2005-WMC1 Trust
5.58% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)	4,258	4,071
ABFC 2007-NC1 Trust
5.15% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)	8,895	8,012
Accredited Mortgage Loan Trust 2006-2
5.11% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)	161	157
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
5.78% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)	3,941	3,743
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
5.55% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)	2,938	2,854
ACREC 2023-FL2 LLC
6.92% (1 Month Term SOFR + 2.23%, 2.23% Floor), 02/19/2038, Series 2023-FL2, Class A(1)(2)	1,740	1,721
ACRES Commercial Realty 2021-FL1 Ltd.
5.91% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 06/15/2036, Series 2021-FL1, Class A(1)(2)	100	98
ACRES Commercial Realty 2021-FL2 Ltd.
6.11% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 01/15/2037, Series 2021-FL2, Class A(1)(2)	5,330	5,267
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(1)	1,475	1,399
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
5.97% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)	598	553
Affirm Asset Securitization Trust 2021-B
1.40%, 08/17/2026, Series 2021-B, Class C(1)	835	769
AGL Core CLO 15 Ltd.
5.96% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)	3,850	3,783
AIG CLO 2019-2 Ltd.
6.42% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)	4,500	4,385
AIG CLO 2021-2 LLC
5.98% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-2A, Class A(1)(2)	2,670	2,608
Aimco CLO 12 Ltd.
5.83% (3 Month Term SOFR + 1.17%, 1.17% Floor), 01/17/2032, Series 2020-12A, Class AR(1)(2)	2,189	2,159
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2(1)	17,968	15,851
Allegro CLO IX Ltd.
5.96% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/16/2031, Series 2018-3A, Class A(1)(2)	11,400	11,260
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(1)	1,104	1,100
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(1)	105	103
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(1)	2,785	2,679
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)	3,655	3,405
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)	3,475	3,232
American Credit Acceptance Receivables Trust 2022-4
7.86%, 02/15/2029, Series 2022-4, Class C(1)	1,650	1,708
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	515	510
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	6,400	6,366
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)	2,378	2,341
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D	1,330	1,287
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D	3,030	2,890
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D	5,720	5,383
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D	7,135	6,555
AmeriCredit Automobile Receivables Trust 2021-1
0.89%, 10/19/2026, Series 2021-1, Class C	4,735	4,414
1.21%, 12/18/2026, Series 2021-1, Class D	5,425	4,938
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B(1)	20,305	19,103
Anchorage Capital CLO 15 Ltd.
6.01% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)	250	244

Anchorage Capital CLO 16 Ltd.
6.00% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)		2,870	2,777
Anchorage Capital CLO 3-R Ltd.
5.85% (3 Month LIBOR USD + 1.05%), 01/28/2031, Series 2014-3RA, Class A(1)(2)		490	484
Apidos CLO XX
5.89% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)		4,190	4,144
Apidos CLO XXIII
6.01% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR(1)(2)		5,000	4,907
Apidos CLO XXIV
5.76% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 10/20/2030, Series 2016-24A, Class A1AL(1)(2)		1,700	1,673
Applebee’s Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053, Series 2023-1A, Class A2(1)		10,610	10,610
Apres Static CLO Ltd.
7.19% (3 Month LIBOR USD + 2.40%), 10/15/2028, Series 2019-1A, Class BR(1)(2)		10,045	9,990
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)		1,550	1,287
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
7.23% (1 Month LIBOR USD + 2.55%, 2.55% Floor), 08/15/2034, Series 2021-FL3, Class E(1)(2)		6,250	5,676
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
6.03% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 11/15/2036, Series 2021-FL4, Class A(1)(2)		14,520	14,188
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
6.01% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)		10,000	9,825
Arbor Realty Commercial Real Estate Notes 2022-FL2 Ltd.
6.68% (1 Month Term SOFR + 1.85%, 1.85% Floor), 05/15/2037, Series 2022-FL2, Class A(1)(2)		2,733	2,685
Ares European CLO
3.84% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	26,363	27,975
Ares LIX CLO Ltd.
5.85% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590	6,435
6.22% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,346
Ares LXII CLO Ltd.
6.47% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)		8,350	8,104
Aurium CLO III DAC
3.85% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	893	950
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		$9,740	8,948
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	2,590
2.36%, 03/20/2026, Series 2019-3A, Class A(1)		12,120	11,491
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		7,500	6,174
6.03%, 10/20/2027, Series 2023-2A, Class B(1)		850	853
7.24%, 06/20/2029, Series 2023-4A, Class C(1)		5,640	5,637
Bain Capital Credit CLO 2018-2
5.88% (3 Month LIBOR USD + 1.08%), 07/19/2031, Series 2018-2A, Class A1(1)(2)		250	247
Bain Capital Credit CLO 2020-4 Ltd.
6.22% (3 Month LIBOR USD + 1.41%, 1.41% Floor), 10/20/2033, Series 2020-4A, Class A1(1)(2)		250	247
Bain Capital Credit CLO 2021-4 Ltd.
5.98% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1(1)(2)		2,840	2,763
6.46% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/20/2034, Series 2021-4A, Class B(1)(2)		4,075	3,908
Bain Capital Euro CLO 2018-2 DAC
3.08% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,900	26,389
Ballyrock CLO 15 Ltd.
5.85% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	9,794
Barings CLO Ltd. 2018-III
5.76% (3 Month LIBOR USD + 0.95%), 07/20/2029, Series 2018-3A, Class A1(1)(2)		422	419
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(3)		3,594	430
BDS 2021-FL10 Ltd.
6.11% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)		15,910	15,650
BDS 2021-FL7 Ltd.
5.83% (1 Month LIBOR USD + 1.07%, 1.07% Floor), 06/16/2036, Series 2021-FL7, Class A(1)(2)		10,000	9,719
BDS 2022-FL11 LLC
6.56% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS(1)(2)		3,627	3,575
Bear Stearns Asset Backed Securities I Trust 2005-EC1
5.36% (1 Month LIBOR USD + 0.78%), 11/25/2035, Series 2005-EC1, Class M3(2)		7,681	7,615
Bear Stearns Asset Backed Securities I Trust 2007-HE2
5.01% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(2)		2,131	2,105
Benefit Street Partners CLO IV Ltd.
6.36% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)		9,595	9,316
Benefit Street Partners CLO X Ltd.
6.02% (3 Month LIBOR USD + 1.21%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795	12,565
Benefit Street Partners CLO XX Ltd.
5.96% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155	6,022
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)		12,175	10,874
BHG Securitization Trust 2022-C
5.32%, 10/17/2035, Series 2022-C, Class A(1)		1,451	1,439
5.93%, 10/17/2035, Series 2022-C, Class B(1)		551	550
Birch Grove CLO 2 Ltd.
6.06% (3 Month LIBOR USD + 1.26%, 1.26% Floor), 10/19/2034, Series 2021-2A, Class A1(1)(2)		4,000	3,911
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(4)		949	850
BPCRE 2022-FL2 Ltd.
7.09% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/16/2037, Series 2022-FL2, Class A(1)(2)		1,493	1,490
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)		1,198	1,141
BSPRT 2021-FL7 Issuer Ltd.
6.00% (1 Month LIBOR USD + 1.32%, 1.32% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)		9,900	9,680

Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	2,251	2,105
Carlyle Global Market Strategies CLO 2014-1 Ltd.
5.76% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2(1)(2)	997	986
Carlyle Global Market Strategies CLO 2014-2R Ltd.
5.91% (3 Month LIBOR USD + 1.05%), 05/15/2031, Series 2014-2RA, Class A1(1)(2)	1,168	1,153
Carlyle Global Market Strategies CLO 2014-5 Ltd.
5.93% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR(1)(2)	9,518	9,387
CARLYLE US CLO 2017-4 Ltd.
5.97% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1(1)(2)	13,000	12,882
Carlyle US CLO 2021-1 Ltd.
5.93% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)	1,750	1,707
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025, Series 2019-2, Class D	2,055	2,044
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D	1,120	1,102
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D	2,622	2,540
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510	1,448
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875	1,743
Carmax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825	751
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,789
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,123
CarNow Auto Receivables Trust 2022-1
3.44%, 07/15/2024, Series 2022-1A, Class A(1)	1,117	1,116
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	2,896	2,756
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	2,296	2,209
2.30%, 09/11/2028, Series 2021-N4, Class D	5,760	5,344
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C	4,125	3,371
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,355
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)	2,283	2,061
CBAM 2019-9 Ltd.
6.07% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	11,130	11,071
Cedar Funding IX CLO Ltd.
5.79% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 04/20/2031, Series 2018-9A, Class A1(1)(2)	8,110	8,023
Cedar Funding X CLO Ltd.
6.41% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/20/2032, Series 2019-10A, Class BR(1)(2)	5,430	5,251
Centex Home Equity Loan Trust 2005-B
5.49% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)	2,873	2,824
Centex Home Equity Loan Trust 2005-D
5.81% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)	2,131	2,070
CHEC Loan Trust 2004-2
5.81% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)	1,095	1,063
CIFC Funding 2015-IV Ltd.
5.88% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600	19,139
6.26% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 04/20/2034, Series 2015-4A, Class A2R2(1)(2)	2,145	2,078
CIFC Funding 2017-III Ltd.
6.03% (3 Month LIBOR USD + 1.22%), 07/20/2030, Series 2017-3A, Class A1(1)(2)	479	475
CIFC Funding 2018-I Ltd.
5.79% (3 Month LIBOR USD + 1.00%), 04/18/2031, Series 2018-1A, Class A(1)(2)	3,400	3,356
CIFC Funding 2019-V Ltd.
5.93% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)	3,350	3,272
CIFC Funding 2021-VII Ltd.
5.95% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)	11,700	11,429
CIT Mortgage Loan Trust 2007-1
6.35% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)	2,000	1,910
Citigroup Mortgage Loan Trust, Inc.
5.48% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)	1,766	1,622
5.75% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)	7,900	7,196
5.75% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)	14,327	11,466
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)	443	395
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2(1)	1,578	1,486
6.05% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,158	1,133
College Avenue Student Loans LLC
6.50% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	1,649	1,638
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)	1,571	1,393
Commonwealth of Puerto Rico
0.00%, 11/01/2043(5)	1,531	666
Concord Music Royalties LLC
6.50%, 01/20/2073, Series 2022-1A, Class A2(1)	2,577	2,542
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	142

8.06%, 09/01/2029, Series 2000-1, Class A5(3)	13,024	2,780
8.31%, 05/01/2032, Series 2000-4, Class A6(3)	8,505	1,721
Conseco Financial Corp.
7.70%, 05/15/2027(3)	2,645	2,465
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(1)	6,730	6,665
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	1,549	1,466
3.16%, 10/15/2052, Series 2019-3, Class B(1)	1,470	1,257
Corevest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)	1,525	1,269
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)	3,100	2,481
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)	1,630	1,325
Countrywide Asset-Backed Certificates
5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)	19,202	17,839
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026, Series 2020-C, Class C(1)	86	85
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	1,935	1,886
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)	2,360	2,172
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)	5,235	4,782
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C(1)	2,135	2,169
Credit-Based Asset Servicing & Securitization LLC
5.15% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)	10,525	8,544
5.63% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)	3,505	3,311
Crown City CLO III
5.98% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)	250	243
CVS Pass-Through Trust
6.94%, 01/10/2030	766	790
CWABS Asset-Backed Certificates Trust 2004-13
6.27% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)	4,206	4,052
CWABS Asset-Backed Certificates Trust 2005-7
5.90% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 11/25/2035, Series 2005-7, Class MV4(2)	16	16
CWABS Asset-Backed Certificates Trust 2005-9
5.82% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)	4,374	4,197
CWABS Asset-Backed Certificates Trust 2005-AB4
5.33% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)	1,789	1,566
CWABS Asset-Backed Certificates Trust 2006-2
5.08% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)	20,739	18,537
5.48% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)	23,500	21,814
CWABS Asset-Backed Certificates Trust 2006-22
5.07% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)	7,081	6,631
CWABS Asset-Backed Certificates Trust 2006-BC1
5.43% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)	1,000	874
CWABS Asset-Backed Certificates Trust 2007-10
5.03% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)	25,157	23,219
CWABS Asset-Backed Certificates Trust 2007-2
5.07% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)	25,730	21,697
CWABS Asset-Backed Certificates Trust 2007-8
5.10% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)	1,384	1,235
CWABS Asset-Backed Certificates Trust 2007-BC2
5.14% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)	5,772	5,464
CWABS Revolving Home Equity Loan Trust Series 2004-T
4.92% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)	2,875	2,807
CWABS, Inc. Asset-backed Certificates Series 2007-12
5.59% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)	3,156	2,981
CWHEQ Revolving Home Equity Loan Resuritization Trust Series 2006-RES
4.87% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 16.00% Cap), 05/15/2035, Series 2006-RES, Class 5B1B(1)(2)	181	180
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)	2,086	1,943
4.35%, 05/20/2049, Series 2019-1A, Class A23(1)	1,785	1,684
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024, Series 2020-2, Class C(1)	4,930	4,901
1.92%, 03/23/2026, Series 2020-2, Class D(1)	500	497
Dewolf Park CLO Ltd.
6.24% (3 Month LIBOR USD + 1.45%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR(1)(2)	12,235	11,931
Diameter Capital CLO 1 Ltd.
6.03% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 07/15/2036, Series 2021-1A, Class A1A(1)(2)	4,390	4,245
Diameter Capital CLO 3 Ltd.
6.05% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A(1)(2)	4,770	4,652
Domino’s Pizza Master Issuer LLC
2.66%, 04/25/2051, Series 2021-1A, Class A2I(1)	11,422	9,803
3.67%, 10/25/2049, Series 2019-1A, Class A2(1)	6,298	5,603
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)	2,384	2,260
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530	6,141
Dryden 30 Senior Loan Fund
5.68% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)	902	891
Dryden 36 Senior Loan Fund
5.81% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	8,596	8,534

Dryden 64 CLO Ltd.
5.76% (3 Month LIBOR USD + 0.97%), 04/18/2031, Series 2018-64A, Class A(1)(2)	5,900	5,832
Dryden 83 CLO Ltd.
6.01% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/18/2032, Series 2020-83A, Class A(1)(2)	1,250	1,230
Dryden 86 CLO Ltd.
5.89% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)	8,050	7,846
Dryden XXVI Senior Loan Fund
5.69% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	3,940	3,904
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025, Series 2019-3A, Class D(1)	967	957
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(1)	3,511	3,429
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)	2,650	2,457
DT Auto Owner Trust 2021-2
1.50%, 02/16/2027, Series 2021-2A, Class D(1)	2,250	2,094
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)	11,305	10,602
Eaton Vance CLO 2014-1R Ltd.
6.28% (3 Month LIBOR USD + 1.49%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)	1,000	977
Eaton Vance CLO 2019-1 Ltd.
5.89% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000	22,575
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)	231	153
ECMC Group Student Loan Trust
5.85% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	757	737
ECMC Group Student Loan Trust 2017-2
5.90% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)	6,719	6,499
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A(1)	1,102	1,070
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)	461	409
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)	1,542	1,413
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(3)	491	420
Ellington Loan Acquisition Trust 2007-1
5.95% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)	642	610
Elmwood CLO 15 Ltd.
5.99% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1(1)(2)	11,210	10,959
Elmwood CLO I Ltd.
6.26% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 10/20/2033, Series 2019-1A, Class AR(1)(2)	2,000	1,984
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(1)	3,090	3,065
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D	1,175	1,141
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	2,515	2,389
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	2,920	2,790
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C	2,180	2,218
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D	1,960	1,977
FHF Trust 2021-1
2.29%, 03/15/2027, Series 2021-1A, Class B(1)	4,000	3,757
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A(1)	5,396	5,268
Fieldstone Mortgage Investment Trust Series 2006-3
4.90% (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)	3,725	3,379
First Franklin Mortgage Loan Trust 2002-FF4
5.79% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)	3,442	3,243
First Franklin Mortgage Loan Trust 2003-FFH2
6.31% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)	4,045	3,979
First Franklin Mortgage Loan Trust 2004-FF7
7.02% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)	854	862
First Franklin Mortgage Loan Trust 2006-FF11
5.21% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)	26,104	24,687
First Franklin Mortgage Loan Trust 2006-FF16
5.27% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)	5,329	2,240
First Franklin Mortgage Loan Trust 2006-FF17
5.00% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)	2,901	2,625
First Franklin Mortgage Loan Trust 2006-FF2
5.45% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)	9,524	8,420
First Franklin Mortgage Loan Trust Series 2005-FF12
5.55% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2(2)	1,795	1,700
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D(1)	2,875	2,657
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)	1,590	1,447
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)	805	739
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)	4,795	4,079
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)	3,380	2,890

2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)		2,000	1,702
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D(1)		10,352	9,529
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(1)		638	637
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)		2,235	2,172
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		8,135	7,612
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480	1,354
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085	2,787
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B(1)		5,200	5,129
Flatiron CLO 19 Ltd.
5.95% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		500	491
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(1)	CAD	2,445	1,789
2.55%, 09/15/2024, Series 2019-AA, Class A3(1)		1,477	1,087
2.76%, 04/15/2028, Series 2020-AA, Class C(1)		290	204
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		$1,683	1,669
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		5,317	5,180
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		10,856	10,559
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	3,830
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)		4,890	4,563
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,280	3,005
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)		777	760
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		3,655	3,362
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)		3,290	2,943
Fremont Home Loan Trust 2003-1
6.12% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)		1,644	1,623
Fremont Home Loan Trust 2004-4
5.64% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		20,983	19,446
Fremont Home Loan Trust 2004-C
5.82% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		7,019	6,438
Fremont Home Loan Trust 2005-1
6.00% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072	2,331
Fremont Home Loan Trust 2005-2
5.60% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		1,745	1,689
Fremont Home Loan Trust 2005-C
5.63% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3(2)		10,200	9,498
5.78% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		6,749	5,042
FRTKL 2021-SFR1
2.37%, 09/17/2038, Series 2021-SFR1, Class E1(1)		1,420	1,199
2.52%, 09/17/2038, Series 2021-SFR1, Class E2(1)		1,190	999
FS Rialto 2022-Fl4 Issuer LLC
6.46% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)		5,651	5,586
FS Rialto 2022-FL6 Issuer LLC
7.27% (1 Month Term SOFR + 2.58%, 2.58% Floor), 08/17/2037, Series 2022-FL6, Class A(1)(2)		3,607	3,588
FS Rialto 2022-FL7 Issuer LLC
7.59% (1 Month Term SOFR + 2.90%, 2.90% Floor), 10/19/2039, Series 2022-FL7, Class A(1)(2)		1,583	1,566
Galaxy XXII CLO Ltd.
5.99% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 04/16/2034, Series 2016-22A, Class ARR(1)(2)		6,490	6,321
Gallatin CLO IX 2018-1 Ltd.
5.87% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		4,306	4,285
Gallatin CLO VIII 2017-1 Ltd.
5.17% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		34,600	34,043
Generate CLO 5 Ltd.
6.00% (3 Month LIBOR USD + 1.18%), 10/22/2031, Series 5A, Class A(1)(2)		500	494
Generate CLO 6 Ltd.
6.02% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)		750	727
Generate CLO 7 Ltd.
6.19% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 01/22/2033, Series 7A, Class A1(1)(2)		1,400	1,378
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		5,235	4,834
GM Financial Automobile Leasing Trust 2021-1
1.01%, 07/21/2025, Series 2021-1, Class D		3,055	3,007
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		3,670	3,571
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		13,020	12,535
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(1)		3,040	2,951
1.48%, 08/15/2025, Series 2020-1, Class C(1)		735	723
3.30%, 04/15/2026, Series 2019-2, Class C(1)		6,875	6,665

Goldentree Loan Management US CLO 10 Ltd.
5.91% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)		1,000	971
Goldentree Loan Management US CLO 8 Ltd.
5.96% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class AR(1)(2)		4,735	4,637
GoldenTree Loan Opportunities IX Ltd.
5.91% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		8,885	8,828
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A(1)		1,327	1,324
Golub Capital Partners CLO 41B-R Ltd.
6.13% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/20/2034, Series 2019-41A, Class AR(1)(2)		2,945	2,864
Golub Capital Partners CLO 51M Ltd.
6.36% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)		25,300	24,517
Golub Capital Partners CLO 55B Ltd.
6.01% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)		3,990	3,912
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A(1)		1,771	1,687
GoodLeap Sustainable Home Solutions Trust 2023-1
5.52%, 02/22/2055, Series 2023-1GS, Class A(1)		1,488	1,453
GRACIE POINT INTERNATIONAL FUNDING 2022-2
7.37% (30-day Average SOFR + 2.75%), 07/01/2024, Series 2022-2A, Class A(1)(2)		3,156	3,157
7.97% (30-day Average SOFR + 3.35%), 07/01/2024, Series 2022-2A, Class B(1)(2)		1,257	1,257
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
5.86% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		1,121	1,097
Greystone CRE Notes 2021-FL3 Ltd.
5.96% (1 Month Term SOFR + 1.13%, 1.02% Floor), 07/15/2039, Series 2021-FL3, Class A(1)(2)		548	534
GREYWOLF CLO VII Ltd.
6.08% (3 Month Term SOFR + 1.44%, 1.18% Floor), 10/20/2031, Series 2018-2A, Class A1(1)(2)		500	495
GSAMP Trust 2005-AHL
5.82% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		3,778	3,414
GSAMP Trust 2007-FM2
4.91% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,554	916
Gulf Stream Meridian 1 Ltd.
6.16% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 04/15/2033, Series 2020-IA, Class A1(1)(2)		2,000	1,964
Gulf Stream Meridian 3 Ltd.
6.11% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 04/15/2034, Series 2021-IIIA, Class A1(1)(2)		3,200	3,157
Gulf Stream Meridian 4 Ltd.
5.99% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)		1,250	1,216
Gulf Stream Meridian 7 Ltd.
5.99% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/15/2035, Series 2022-7A, Class A1(1)(2)		18,270	17,838
HalseyPoint CLO 3 Ltd.
6.25% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 11/30/2032, Series 2020-3A, Class A1A(1)(2)		1,050	1,038
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,706	3,799
4.96%, 06/20/2048, Series 2018-1A, Class A2II(1)		7,177	6,813
Harley Marine Financing LLC
6.68%, 05/15/2043, Series 2018-1A, Class A2(1)(4)		680	657
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 21A, Class A2R(1)	EUR	4,100	4,038
3.94% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)		34,400	35,985
Harvest SBA Loan Trust 2018-1
6.87% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)		$2,237	2,175
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D(1)		11,604	10,594
6.31%, 03/25/2025, Series 2022-3A, Class D(1)		8,879	8,630
Hertz Vehicle Financing LLC
6.56%, 09/25/2026, Series 2022-4A, Class D(1)		6,660	6,270
Highbridge Loan Management 7-2015 Ltd.
6.04% (3 Month LIBOR USD + 1.18%), 03/15/2027, Series 7A-2015, Class BR(1)(2)		1,730	1,725
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)		46	46
2.96%, 12/26/2028, Series 2017-AA, Class B(1)		21	21
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)		139	129
Hipgnosis Music Assets 2022-1 LP
5.00%, 05/16/2062, Series 2022-1, Class A(1)		2,434	2,283
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)		1,151	1,048
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)		1,191	1,045
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)		768	610
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2(1)		4,260	3,721
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)		15,463	13,416
Honda Auto Receivables 2019-4 Owner Trust
1.83%, 01/18/2024, Series 2019-4, Class A3		16	16
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3		1,142	1,137
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3		2,685	2,637
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3		5,693	5,538
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A(1)		2,385	2,073

Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)	1,098	946
Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A(1)	5,463	4,425
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D(1)	3,390	3,177
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030, Series 2020-1A, Class D(1)	1,468	1,465
HPEFS Equipment Trust 2021-1
1.03%, 03/20/2031, Series 2021-1A, Class D(1)	1,775	1,698
Huntington CDO Ltd.
5.03% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)	7,364	7,145
IXIS Real Estate Capital Trust 2005-HE2
5.82% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)	4,100	3,988
JMP Credit Advisors CLO IV Ltd.
6.07% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 07/17/2029, Series 2017-1A, Class AR(1)(2)	3,189	3,178
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
3.20% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)	7,044	5,971
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
5.39% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)	8,467	7,132
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
5.39% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5(2)	5,951	5,394
JP Morgan Mortgage Acquisition Trust 2006-CW1
5.28% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)	11,322	9,620
JP Morgan Mortgage Acquisition Trust 2006-WMC4
4.97% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)	19,283	10,103
5.00% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)	17,562	9,233
JP Morgan Mortgage Acquisition Trust 2007-CH3
5.11% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)	12,106	11,639
JP Morgan Mortgage Acquisition Trust 2007-CH5
5.12% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1(2)	6,439	5,973
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)	2,835	2,387
KKR CLO 11 Ltd.
5.97% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2031, Series 11, Class AR(1)(2)	8,900	8,821
KKR CLO 29 Ltd.
6.29% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540	8,237
KREF 2022-FL3 Ltd.
6.21% (1 Month Term SOFR + 1.45%, 1.45% Floor), 02/17/2039, Series 2022-FL3, Class A(1)(2)	10,000	9,846
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)	4,214	3,804
LCM XVII LP
5.92% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)	1,500	1,483
Lehman XS Trust 2007-6
5.27% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)	6,794	5,483
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A(1)	2,819	2,773
LoanCore 2022-CRE7 Issuer Ltd.
6.11% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)	10,854	10,601
Long Beach Mortgage Loan Trust 2004-6
6.05% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)	17,807	15,751
Long Beach Mortgage Loan Trust 2005-2
5.97% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6(2)	12,500	11,638
Long Beach Mortgage Loan Trust 2005-WL2
5.63% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)	8,824	8,449
Long Beach Mortgage Loan Trust 2006-WL1
5.48% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)	14,068	12,864
Madison Park Funding XLVII Ltd.
6.65% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 01/19/2034, Series 2020-47A, Class B(1)(2)	500	490
Madison Park Funding XLVIII Ltd.
6.25% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 04/19/2033, Series 2021-48A, Class B(1)(2)	2,750	2,669
Madison Park Funding XVIII Ltd.
5.76% (3 Month LIBOR USD + 0.94%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)	5,165	5,106
Madison Park Funding XXV Ltd.
6.47% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 04/25/2029, Series 2017-25A, Class A2R(1)(2)	8,235	8,079
Madison Park Funding XXVI Ltd.
6.00% (3 Month LIBOR USD + 1.20%), 07/29/2030, Series 2017-26A, Class AR(1)(2)	2,929	2,896
Madison Park Funding XXXIII Ltd.
5.95% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)	14,360	14,196
Madison Park Funding XXXIV Ltd.
5.94% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/25/2032, Series 2019-34A, Class AR(1)(2)	250	247
Madison Park Funding XXXIX Ltd.
6.47% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)	25,900	25,167
Madison Park Funding XXXV Ltd.
5.80% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R(1)(2)	2,500	2,462
Madison Park Funding XXXVII Ltd.
5.86% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 07/15/2033, Series 2019-37A, Class AR(1)(2)	3,845	3,784
Magnetite VII Ltd.
5.59% (3 Month LIBOR USD + 0.80%), 01/15/2028, Series 2012-7A, Class A1R2(1)(2)	8,888	8,805
Magnetite VIII Ltd.
5.77% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 04/15/2031, Series 2014-8A, Class AR2(1)(2)	1,085	1,076
Magnetite XXV Ltd.
6.02% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000	17,817
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)	4,220	3,794

MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)	925	828
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)	14,998	13,058
Marble Point CLO X Ltd.
5.83% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR(1)(2)	769	759
Mariner Finance Issuance Trust 2019-A
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	535	519
Mariner Finance Issuance Trust 2022-A
6.45%, 10/20/2037, Series 2022-AA, Class A(1)	2,778	2,806
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)	1,120	1,046
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)	2,145	1,952
MASTR Asset Backed Securities Trust 2004-WMC1
5.63% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)	958	944
MASTR Specialized Loan Trust
5.37% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	424	401
Mercury Financial Credit Card Master Trust
8.04%, 09/20/2027, Series 2023-1A, Class A(1)	12,045	12,049
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(1)(4)	1,007	860
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
5.33% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C(2)	2,140	1,598
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
5.85% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)	14,242	11,698
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
4.99% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)	11,538	10,202
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)	2,994	1,722
MF1 2020-FL4 Ltd.
6.47% (1 Month Term SOFR + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	19,403	19,264
MF1 2021-FL6 Ltd.
5.81% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A(1)(2)	16,219	15,986
MF1 2021-FL7 Ltd.
5.84% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A(1)(2)	24,302	23,562
MF1 2022-FL10 LLC
7.39% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A(1)(2)	1,188	1,180
MF1 2022-FL8 Ltd.
5.91% (30-day Average SOFR + 1.35%, 1.35% Floor), 02/19/2037, Series 2022-FL8, Class A(1)(2)	6,050	5,885
MF1 2022-FL9 LLC
6.91% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A(1)(2)	1,546	1,531
Midocean Credit CLO VIII
5.97% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	27,400	26,833
Mission Lane Credit Card Master Trust
2.24%, 09/15/2026, Series 2021-A, Class B(1)	1,195	1,139
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
5.81% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1(2)	1,266	1,202
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
5.78% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)	1,569	1,399
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
4.98% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)	458	401
Morgan Stanley Capital I, Inc. Trust 2006-HE1
5.43% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)	5,404	5,144
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(4)	12,511	2,872
Morgan Stanley Mortgage Loan Trust 2007-8XS
5.38% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)	19,376	7,216
5.39% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)	1,871	697
Mosaic Solar Loan Trust 2022-3
6.10%, 06/20/2053, Series 2022-3A, Class A(1)	503	521
Mosaic Solar Loan Trust 2023-1
5.32%, 06/20/2053, Series 2023-1A, Class A(1)	1,744	1,714
Mountain View CLO 2017-1 LLC
5.88% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	10,987	10,872
Mountain View CLO IX Ltd.
5.91% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)	1,400	1,382
Mountain View CLO X Ltd.
5.64% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027, Series 2015-10A, Class AR(1)(2)	234	234
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)	250	237
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)	557	508
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)	9,687	8,573
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(1)	28	27
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)	158	148
Nassau 2017-I Ltd.
5.94% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	8,819	8,765
National Collegiate Student Loan Trust 2005-3
4.31% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	3,347	3,233
Navient Private Education Loan Trust 2014-A
6.28% (1 Month LIBOR USD + 1.60%), 10/15/2031, Series 2014-AA, Class A3(1)(2)	926	924

Navient Private Education Loan Trust 2015-A
6.38% (1 Month LIBOR USD + 1.70%), 11/15/2030, Series 2015-AA, Class A3(1)(2)	850	847
Navient Private Education Loan Trust 2015-B
6.13% (1 Month LIBOR USD + 1.45%), 07/16/2040, Series 2015-BA, Class A3(1)(2)	9,917	9,867
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(1)	80	79
3.91%, 12/16/2058, Series 2017-A, Class B(1)	440	416
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)	1,095	1,058
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	144	143
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	153	149
Navient Private Education Refi Loan Trust 2018-D
4.00%, 12/15/2059, Series 2018-DA, Class A2A(1)	953	918
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	639	609
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)	2,770	2,562
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)	2,895	2,694
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,885	2,637
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)	3,950	3,587
2.83%, 11/15/2068, Series 2020-CA, Class B(1)	4,665	3,844
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)	5,029	4,582
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)	3,372	3,016
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)	2,324	2,132
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)	7,610	6,692
5.68% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	13,119	12,834
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)	2,885	2,522
2.24%, 05/15/2069, Series 2021-A, Class B(1)	360	261
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)	1,680	1,099
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)	3,810	2,501
Navient Student Loan Trust 2014-3
5.47% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(2)	203	197
Navient Student Loan Trust 2016-2
6.35% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	5,306	5,292
Navient Student Loan Trust 2018-2
5.60% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)	13,947	13,551
Navient Student Loan Trust 2019-B
3.39%, 12/15/2059, Series 2019-BA, Class A2A(1)	456	434
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(4)	13,158	11,376
Nelnet Student Loan Trust 2006-1
5.37% (3 Month LIBOR USD + 0.45%), 08/23/2036, Series 2006-1, Class A6(1)(2)	18,555	17,940
Nelnet Student Loan Trust 2014-2
5.70% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)	4,250	4,158
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)	6,879	6,184
Neuberger Berman CLO XIV Ltd.
5.83% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2(1)(2)	2,253	2,232
Neuberger Berman CLO XVI-S Ltd.
5.83% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770	18,350
Neuberger Berman Loan Advisers CLO 32 Ltd.
5.79% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740	15,487
Neuberger Berman Loan Advisers CLO 42 Ltd.
5.89% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)	550	540
Neuberger Berman Loan Advisers CLO 43 Ltd.
5.92% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)	29,715	29,073
Neuberger Berman Loan Advisers CLO 45 Ltd.
5.92% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/14/2035, Series 2021-45A, Class A(1)(2)	3,240	3,168
New Century Home Equity Loan Trust 2005-1
5.52% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)	3,217	3,151
New Century Home Equity Loan Trust Series 2005-D
5.55% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)	10,390	8,555
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024, Series 2019-C, Class A3	146	146
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	1,835	1,816
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3	591	588
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
5.46% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(2)	348	346
OCP CLO 2014-5 Ltd.
5.90% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R(1)(2)	1,250	1,237
OCP CLO 2014-7 Ltd.
5.93% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	13,081	12,968

OCP CLO 2020-19 Ltd.
5.96% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)	12,450	12,167
Octagon Investment Partners 29 Ltd.
6.00% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880	7,772
Octagon Investment Partners 43 Ltd.
6.47% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/25/2032, Series 2019-1A, Class A2(1)(2)	1,250	1,222
Octagon Investment Partners XV Ltd.
5.77% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR(1)(2)	8,632	8,546
Octagon Investment Partners XVI Ltd.
5.81% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R(1)(2)	1,000	989
Octagon Investment Partners XVII Ltd.
6.22% (3 Month LIBOR USD + 1.40%), 01/25/2031, Series 2013-1A, Class BR2(1)(2)	2,500	2,399
OHA Credit Funding 3 Ltd.
5.95% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)	8,770	8,592
OHA Credit Funding 4 Ltd.
5.97% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR(1)(2)	750	733
OHA Credit Funding 6 Ltd.
5.95% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	6,730	6,569
OHA Credit Funding 7 Ltd.
5.93% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)	330	323
OHA Credit Partners XIII Ltd.
6.52% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 10/25/2034, Series 2016-13A, Class BR(1)(2)	250	242
OHA Credit Partners XV Ltd.
6.18% (3 Month LIBOR USD + 1.37%), 01/20/2030, Series 2017-15A, Class B(1)(2)	15,180	14,844
OHA Credit Partners XVI
5.94% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)	6,680	6,537
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	1,145	1,162
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(1)	2,256	2,218
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	970
OneMain Financial Issuance Trust 2019-2
3.14%, 10/14/2036, Series 2019-2A, Class A(1)	356	327
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	3,465	3,110
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(1)	2,425	2,396
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	2,599
5.32% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	244	236
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	36,849	36,212
5.24%, 10/14/2034, Series 2022-2A, Class B(1)	2,646	2,587
OneMain Financial Issuance Trust 2022-3
5.94%, 05/15/2034, Series 2022-3A, Class A(1)	5,301	5,312
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D(1)	8,785	8,069
Option One Mortgage Loan Trust 2004-2
5.64% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	4,924	4,735
Option One Mortgage Loan Trust 2005-2
5.51% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(2)	48	48
Option One Mortgage Loan Trust 2006-1
5.45% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	6,733	6,527
Option One Mortgage Loan Trust 2006-3
4.99% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	15,655	10,379
Option One Mortgage Loan Trust 2007-4
5.03% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	14,406	8,032
OZLM VI Ltd.
5.87% (3 Month LIBOR USD + 1.08%), 04/17/2031, Series 2014-6A, Class A1S(1)(2)	15,517	15,225
OZLM VII Ltd.
5.80% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)	4,578	4,540
OZLM VIII Ltd.
5.77% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)	30,501	30,191
6.44% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)	2,955	2,902
Pagaya AI Debt Selection Trust 2021-5
1.53%, 08/15/2029, Series 2021-5, Class A(1)	16,496	16,083
Palmer Square CLO 2013-2 Ltd.
6.29% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 10/17/2031, Series 2013-2A, Class A2R3(1)(2)	250	244
Palmer Square CLO 2020-3 Ltd.
5.94% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/15/2031, Series 2020-3A, Class A1AR(1)(2)	26,020	25,680
Palmer Square CLO 2021-2 Ltd.
5.94% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	8,813
Palmer Square CLO 2021-4 Ltd.
5.96% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	21,789
Palmer Square Loan Funding 2020-1 Ltd.
6.58% (3 Month LIBOR USD + 1.90%, 1.90% Floor), 02/20/2028, Series 2020-1A, Class B(1)(2)	4,590	4,508
Palmer Square Loan Funding 2021-2 Ltd.
6.17% (3 Month LIBOR USD + 1.25%, 1.25% Floor), 05/20/2029, Series 2021-2A, Class A2(1)(2)	11,775	11,515
Palmer Square Loan Funding 2021-3 Ltd.
5.61% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 07/20/2029, Series 2021-3A, Class A1(1)(2)	3,634	3,584
6.21% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 07/20/2029, Series 2021-3A, Class A2(1)(2)	4,000	3,906
Palmer Square Loan Funding 2021-4 Ltd.
6.19% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 10/15/2029, Series 2021-4A, Class A2(1)(2)	2,000	1,939
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
5.63% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	6,545

Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I(1)	119	107
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)	1,427	1,237
4.67%, 09/05/2048, Series 2018-1A, Class A2II(1)	4,212	4,080
Post CLO 2023-1 Ltd.
6.83% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2036, Series 2023-1A, Class A(1)(2)	14,310	14,233
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)	3,270	3,198
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(4)	23,115	21,719
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(4)	31,271	28,931
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(4)	21,498	20,165
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1(1)(4)	28,721	26,921
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(1)	1,915	1,828
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(1)	345	313
1.90%, 10/17/2027, Series 2020-SFR3, Class D(1)	1,390	1,252
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	545	490
2.80%, 10/17/2027, Series 2020-SFR3, Class F(1)	10,915	9,797
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)	11,973	10,263
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	4,365	3,796
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	1,815	1,580
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)	1,510	1,317
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)	955	832
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)	640	556
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)	2,185	1,863
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)	545	463
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)	3,970	3,311
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)	1,035	857
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	1,130	931
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)	615	508
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C(1)	950	892
4.65%, 03/17/2040, Series 2023-SFR1, Class D(1)	1,455	1,324
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)	2,730	2,345
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)	1,375	1,198
RAAC Series 2006-RP4 Trust
5.40% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	8,471	8,227
Rad CLO 15 Ltd.
5.90% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)	5,310	5,209
Rad CLO 5 Ltd.
5.94% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR(1)(2)	700	689
RAMP Series 2005-RS5 Trust
5.87% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)	453	444
RASC Series 2005-KS10 Trust
5.51% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(2)	1,120	1,114
RASC Series 2006-EMX6 Trust
5.39% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4(2)	216	183
RASC Series 2007-KS3 Trust
5.19% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)	25,596	23,420
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	1,170	1,092
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A(1)	356	307
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A(1)	2,672	2,503
Regional Management Issuance Trust 2022-2B
7.10%, 11/17/2032, Series 2022-2B, Class A(1)	3,422	3,472
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)	795	703
Rockford Tower CLO 2017-3 Ltd.
6.00% (3 Month LIBOR USD + 1.19%), 10/20/2030, Series 2017-3A, Class A(1)(2)	7,100	7,037
Rockford Tower CLO 2019-2 Ltd.
6.02% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850	13,568
Rockford Tower CLO 2021-1 Ltd.
5.98% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790	25,110
RR 3 Ltd.
5.88% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2(1)(2)	3,040	3,014
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D	1,135	1,130
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	394	392
5.35%, 03/15/2028, Series 2020-1, Class D	7,195	7,174

Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	595	573
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	9,445	8,886
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D	6,305	5,881
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(1)	8,685	8,209
Saxon Asset Securities Trust 2006-1
5.31% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)	1,011	956
Saxon Asset Securities Trust 2007-2
5.05% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)	17,581	15,129
Saxon Asset Securities Trust 2007-3
5.16% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)	14,551	13,610
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	340	305
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)	2,740	2,459
SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C(1)	3,145	3,141
Sculptor CLO XXVIII Ltd.
6.61% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 01/20/2035, Series 28A, Class B1(1)(2)	3,700	3,594
Securitized Asset Backed Receivables LLC Trust 2004-OP1
5.61% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)	7,349	7,237
Securitized Asset Backed Receivables LLC Trust 2005-HE1
5.49% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)	2,690	2,233
Securitized Asset Backed Receivables LLC Trust 2006-CB5
5.13% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)	4,025	2,493
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)	634	532
Sesac Finance LLC
5.50%, 07/25/2052, Series 2022-1, Class A2(1)	875	819
Shackleton 2019-XIV CLO Ltd.
6.61% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR(1)(2)	3,430	3,310
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A(1)	933	765
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(1)	482	463
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(1)	922	878
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(1)	603	570
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	1,788	1,653
1.79%, 11/20/2037, Series 2021-1A, Class C(1)	496	457
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C(1)	1,405	1,405
Sixth Street CLO XVI Ltd.
6.13% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(2)	6,370	6,327
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)	8,844	7,673
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(3)	1,354	1,327
SLM Private Credit Student Loan Trust 2005-B
5.20% (3 Month LIBOR USD + 0.33%), 06/15/2039, Series 2005-B, Class A4(2)	4,617	4,364
SLM Student Loan Trust 2003-7
6.07% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	5,814	5,724
SLM Student Loan Trust 2005-4
4.99% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(2)	10,548	9,970
SLM Student Loan Trust 2006-10
5.04% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(2)	1,329	1,224
SLM Student Loan Trust 2007-7
5.15% (3 Month LIBOR USD + 0.33%), 01/18/2024, Series 2007-7, Class A4(2)	1,610	1,549
SLM Student Loan Trust 2008-5
6.52% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(2)	2,422	2,409
6.67% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	6,848
SLM Student Loan Trust 2008-6
5.92% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(2)	8,643	8,407
SLM Student Loan Trust 2008-7
5.72% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(2)	6,727	6,616
SLM Student Loan Trust 2012-1
5.80% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	8,867	8,546
SLM Student Loan Trust 2012-2
5.55% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(2)	10,382	10,016
SLM Student Loan Trust 2012-7
5.50% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	3,497	3,381
6.65% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,060
SLM Student Loan Trust 2014-1
5.45% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(2)	2,043	1,963
SMB Private Education Loan Trust 2015-B
6.43% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	437	437
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	1,295	1,225
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	84	81

SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	1,461	1,408
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	158	152
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	520	497
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	1,196	1,144
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	6,281	5,973
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	2,669	2,573
4.00%, 07/15/2042, Series 2018-B, Class B(1)	285	258
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	6,407	6,133
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	701
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	4,333	4,140
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	4,197	3,944
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	8,032	7,417
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	5,056	4,527
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	7,244	6,236
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A(1)	32,279	30,588
6.01% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B(1)(2)	29,111	28,637
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	847
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039, Series 2016-D, Class B(1)(3)	490	458
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(1)(3)	1,030	944
SoFi Professional Loan Program 2017-C LLC
5.45% (1 Month LIBOR USD + 0.60%), 07/25/2040, Series 2017-C, Class A1(1)(2)	175	174
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)	742	709
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)	695	625
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)	1,405	1,256
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)	1,875	1,765
Sound Point CLO XIV Ltd.
5.81% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	1,021	1,018
Sound Point CLO XV Ltd.
5.72% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	1,549	1,536
Sound Point CLO XX Ltd.
5.92% (3 Month LIBOR USD + 1.10%), 07/26/2031, Series 2018-2A, Class A(1)(2)	530	518
Soundview Home Loan Trust 2006-OPT5
5.33% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4(2)	21,571	18,711
Southwick Park CLO LLC
5.87% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)	11,400	11,209
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
4.17%, 02/25/2037, Series 2006-BC2, Class A2C(4)	10,764	4,190
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
5.13% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)	10,434	8,320
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(1)	5,247	5,153
Stratus CLO 2021-3 Ltd.
5.76% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 12/29/2029, Series 2021-3A, Class A(1)(2)	27,525	27,242
Structured Adjustable Rate Mortgage Loan Trust
4.14%, 02/25/2035, Series 2005-1, Class 1A1(3)	3,381	3,052
Structured Asset Investment Loan Trust 2004-8
5.75% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)	607	591
Structured Asset Investment Loan Trust 2005-HE2
5.60% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)	5,194	4,953
Structured Asset Mortgage Investments II Trust 2007-AR3
5.04% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)	11,430	9,883
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
5.85% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)	162	160
STWD 2019-FL1 Ltd.
5.85% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)	14,688	14,603
Symphony CLO XVII Ltd.
5.67% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	1,333	1,325
Symphony CLO XX Ltd.
6.44% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220	10,881
Symphony CLO XXIII Ltd.
5.81% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 01/15/2034, Series 2020-23A, Class AR(1)(2)	14,200	14,015
Symphony CLO XXIV Ltd.
6.02% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class A(1)(2)	650	639
Symphony CLO XXVI Ltd.
5.89% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)	4,650	4,580

Taco Bell Funding LLC
2.29%, 08/25/2051, Series 2021-1A, Class A2II(1)	9,036	7,545
TCW CLO 2019-1 AMR Ltd.
6.62% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 08/16/2034, Series 2019-1A, Class BR(1)(2)	3,365	3,200
TCW CLO 2020-1 Ltd.
5.97% (3 Month LIBOR USD + 1.16%, 1.16% Floor), 04/20/2034, Series 2020-1A, Class A1RR(1)(2)	8,600	8,427
TCW CLO 2022-1 Ltd.
5.99% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2033, Series 2022-1A, Class A1(1)(2)	9,080	8,865
Theorem Funding Trust 2022-1
1.85%, 02/15/2028, Series 2022-1A, Class A(1)	2,361	2,308
THL Credit Wind River 2019-3 CLO Ltd.
6.44% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 04/15/2031, Series 2019-3A, Class BR(1)(2)	7,550	7,278
TIAA CLO I Ltd.
6.01% (3 Month LIBOR USD + 1.20%), 07/20/2031, Series 2016-1A, Class AR(1)(2)	18,750	18,499
TICP CLO X Ltd.
6.28% (3 Month LIBOR USD + 1.47%, 1.47% Floor), 04/20/2031, Series 2018-10A, Class B(1)(2)	4,080	3,965
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(1)(3)	105	104
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3	2,183	2,158
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)	1,270	1,179
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B(1)	1,180	1,069
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)	1,220	1,107
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)	1,855	1,551
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)	1,760	1,556
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)	4,695	4,139
Trimaran Cavu 2019-1 Ltd.
6.71% (3 Month LIBOR USD + 1.90%, 1.90% Floor), 07/20/2032, Series 2019-1A, Class A2(1)(2)	1,820	1,782
Trimaran Cavu 2021-2 Ltd.
6.57% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1(1)(2)	2,500	2,406
Upstart Securitization Trust 2021-5
1.31%, 11/20/2031, Series 2021-5, Class A(1)	2,058	2,003
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A(1)	9,978	9,731
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A(1)	8,844	8,698
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A(1)	3,441	3,310
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(4)	1,371	1,308
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(4)	7,586	7,001
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(4)	9,544	8,829
Venture XIV CLO Ltd.
5.98% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	41,862	41,495
Venture XXIX CLO Ltd.
5.85% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 09/07/2030, Series 2017-29A, Class AR(1)(2)	2,116	2,085
Venture Xxv CLO Ltd.
5.83% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	14,035	13,919
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(4)	1,650	1,509
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(4)	4,261	3,916
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(4)	6,839	6,400
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(4)	13,489	12,288
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(4)	3,049	2,864
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(4)	12,548	11,529
Voya CLO 2013-2 Ltd.
5.89% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R(1)(2)	2,000	1,961
Voya CLO 2020-1 Ltd.
6.49% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000	8,748
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.60%, 02/25/2037, Series 2007-HY1, Class 4A1(3)	6,044	5,333
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)	4,174	3,314
Wellfleet CLO 2017-2A Ltd.
5.87% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	4,561	4,512
Wellfleet CLO 2017-3 Ltd.
5.94% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1(1)(2)	6,181	6,105
Wellfleet CLO 2021-3 Ltd.
6.59% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B(1)(2)	6,165	5,895
Wellfleet CLO X LTD
5.98% (3 Month LIBOR USD + 1.17%), 07/20/2032, Series 2019-XA, Class A1R(1)(2)	8,700	8,530
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
5.75% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(2)	801	795

Wendy’s Funding LLC
2.37%, 06/15/2051, Series 2021-1A, Class A2I(1)	5,218	4,377
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(1)	1,030	1,012
Westlake Automobile Receivables Trust 2021-2
1.23%, 12/15/2026, Series 2021-2A, Class D(1)	5,075	4,699
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	9,200	8,513
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	2,480	2,488
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	5,285	5,306
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A(1)	928	742
World Omni Auto Receivables Trust 2020-A
1.64%, 08/17/2026, Series 2020-A, Class C	3,190	3,068

Total Asset-Backed Obligations (Cost: $3,665,597)		3,466,258

Corporate Bonds – 27.99%
Basic Materials – 0.72%
Alcoa Nederland Holding BV
4.13%, 03/31/2029(1)	2,945	2,622
5.50%, 12/15/2027(1)	2,745	2,711
6.13%, 05/15/2028(1)	4,000	4,005
Anglo American Capital Plc
2.25%, 03/17/2028(1)	641	555
2.63%, 09/10/2030(1)	40,530	33,721
3.88%, 03/16/2029(1)	1,591	1,463
4.00%, 09/11/2027(1)	1,000	950
4.50%, 03/15/2028(1)	23,013	22,146
4.75%, 04/10/2027(1)	712	697
AngloGold Ashanti Holdings Plc
3.75%, 10/01/2030	421	368
ArcelorMittal SA
6.75%, 03/01/2041	12,270	12,437
Braskem Idesa SAPI
6.99%, 02/20/2032(17)	312	235
Braskem Netherlands Finance BV
4.50%, 01/31/2030(1)	5,210	4,425
5.88%, 01/31/2050(1)	4,160	3,124
Celanese US Holdings LLC
6.33%, 07/15/2029	2,310	2,335
6.38%, 07/15/2032	1,700	1,723
CF Industries, Inc.
4.50%, 12/01/2026(1)	5,145	5,009
CSN Resources SA
5.88%, 04/08/2032(1)	511	417
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,072	1,079
Ecolab, Inc.
2.75%, 08/18/2055	680	435
First Quantum Minerals Ltd.
6.88%, 03/01/2026(1)	2,855	2,769
6.88%, 10/15/2027(1)	7,600	7,327
7.50%, 04/01/2025(1)	1,530	1,529
FMC Corp.
3.45%, 10/01/2029	1,850	1,676
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(1)	6,670	5,850
Freeport Indonesia PT
4.76%, 04/14/2027(1)	425	413
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	6,345	5,870
4.63%, 08/01/2030	2,455	2,319
Glencore Funding LLC
2.63%, 09/23/2031(1)	4,910	4,030
2.85%, 04/27/2031(1)	10,245	8,613
3.88%, 10/27/2027(1)	11,555	10,910
4.00%, 04/16/2025(1)	4,450	4,342
4.00%, 03/27/2027(1)	1,000	963
4.88%, 03/12/2029(1)	8,160	8,063
GUSAP III LP
4.25%, 01/21/2030(17)	624	573
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/2030(1)	1,400	1,374
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030(1)	14,250	11,436
5.00%, 09/26/2048	9,965	8,497
Minera Mexico SA de CV
4.50%, 01/26/2050(17)	200	152
Newmont Corp.
2.25%, 10/01/2030	1,075	903
Nucor Corp.
3.95%, 05/01/2028	2,043	1,966
OCP SA
4.50%, 10/22/2025(17)	259	251

Orbia Advance Corp. SAB de CV
2.88%, 05/11/2031(1)		6,445	5,175
Sasol Financing USA LLC
4.38%, 09/18/2026		684	618
5.88%, 03/27/2024		1,123	1,110
Sherwin-Williams Co.
2.30%, 05/15/2030		1,701	1,443
Stillwater Mining Co.
4.00%, 11/16/2026(17)		285	254
Suzano Austria GmbH
3.13%, 01/15/2032		300	245
3.75%, 01/15/2031		6,608	5,751
5.00%, 01/15/2030		200	191
5.75%, 07/14/2026(1)		230	230
Syngenta Finance NV
4.89%, 04/24/2025(1)		550	538
Valvoline, Inc.
3.63%, 06/15/2031(1)		1,036	879
Vedanta Resources Finance II Plc
8.95%, 03/11/2025(1)		509	314
Volcan Compania Minera SAA
4.38%, 02/11/2026(1)		1,290	1,068
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	1,846
3.38%, 08/15/2061		$1,302	802
3.60%, 08/15/2026		1,925	1,840

Total Basic Materials			212,587

Communications – 2.78%
Altice Financing SA
5.75%, 08/15/2029(1)		7,503	5,965
Amazon.com, Inc.
4.70%, 12/01/2032		8,987	9,211
AT&T, Inc.
2.25%, 02/01/2032		2,559	2,092
2.55%, 12/01/2033		27,975	22,502
2.75%, 06/01/2031		3,935	3,391
3.10%, 02/01/2043		1,464	1,087
3.55%, 09/15/2055		8,440	6,058
3.65%, 09/15/2059		4,425	3,162
3.80%, 12/01/2057		5,895	4,377
4.30%, 02/15/2030		3,251	3,159
4.30%, 12/15/2042		2,482	2,160
4.35%, 03/01/2029		2,424	2,373
4.50%, 05/15/2035		4,084	3,826
4.50%, 03/09/2048		6,420	5,555
4.90%, 08/15/2037		2,132	2,038
5.45%, 03/01/2047		877	871
6.00%, 08/15/2040		574	599
Axtel SAB de CV
6.38%, 11/14/2024(1)		425	378
C&W Senior Financing DAC
6.88%, 09/15/2027(1)		600	537
Cable One, Inc.
4.00%, 11/15/2030(1)		3,478	2,831
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(1)		2,285	1,787
Charter Communications Operating LLC
2.25%, 01/15/2029		1,626	1,356
2.30%, 02/01/2032		20,750	15,810
2.80%, 04/01/2031		32,784	26,390
3.70%, 04/01/2051		11,434	7,318
3.75%, 02/15/2028		6,703	6,224
3.85%, 04/01/2061		3,422	2,134
3.90%, 06/01/2052		5,008	3,310
3.95%, 06/30/2062		30,133	19,093
4.20%, 03/15/2028		3,376	3,195
4.40%, 04/01/2033		4,100	3,638
4.40%, 12/01/2061		2,017	1,378
4.80%, 03/01/2050		14,560	11,098
5.25%, 04/01/2053		3,290	2,666
5.38%, 04/01/2038		980	854
5.38%, 05/01/2047		16,004	13,204
5.75%, 04/01/2048		5,030	4,341
6.48%, 10/23/2045		343	325
6.83%, 10/23/2055		1,022	993
Cogent Communications Group, Inc.
7.00%, 06/15/2027(1)		835	828
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030(17)		400	305
Comcast Corp.
1.50%, 02/15/2031		1,185	952
1.95%, 01/15/2031		1,787	1,487
2.65%, 02/01/2030		5,700	5,078
2.80%, 01/15/2051		901	608
3.25%, 11/01/2039		804	653

4.20%, 08/15/2034		1,539	1,473
4.60%, 08/15/2045		760	703
5.50%, 11/15/2032		536	572
5.65%, 06/15/2035		559	600
CommScope Technologies LLC
5.00%, 03/15/2027(1)		1,985	1,451
CommScope, Inc.
4.75%, 09/01/2029(1)		11,405	9,506
6.00%, 03/01/2026(1)		2,205	2,128
7.13%, 07/01/2028(1)		3,740	2,758
Cox Communications, Inc.
3.15%, 08/15/2024(1)		1,043	1,017
3.60%, 06/15/2051(1)		2,150	1,543
Crown Castle Towers LLC
3.66%, 05/15/2025(1)		1,300	1,249
CSC Holdings LLC
3.38%, 02/15/2031(1)		6,300	4,357
4.13%, 12/01/2030(1)		1,025	736
4.50%, 11/15/2031(1)		5,430	3,915
4.63%, 12/01/2030(1)		26,645	13,139
5.00%, 11/15/2031(1)		1,145	580
5.38%, 02/01/2028(1)		530	434
5.50%, 04/15/2027(1)		2,300	1,937
5.75%, 01/15/2030(1)		2,830	1,490
6.50%, 02/01/2029(1)		10,866	9,024
7.50%, 04/01/2028(1)		1,000	638
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(1)(6)		19,000	1,045
Digicel Group Holdings Ltd.
8.00%, 04/01/2025(1)(7)		384	150
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.00%, 12/31/2026(1)		73	15
8.75%, 05/25/2024(1)		188	169
DISH DBS Corp.
5.13%, 06/01/2029		2,380	1,267
5.25%, 12/01/2026(1)		11,995	9,571
5.75%, 12/01/2028(1)		8,850	6,604
eBay, Inc.
6.30%, 11/22/2032		752	817
Expedia Group, Inc.
2.95%, 03/15/2031		30,140	25,150
3.25%, 02/15/2030		11,477	9,946
FactSet Research Systems, Inc.
3.45%, 03/01/2032		3,870	3,374
Frontier Communications Holdings LLC
5.00%, 05/01/2028(1)		2,250	1,952
8.63%, 03/15/2031(1)		7,138	6,990
Grupo Televisa SAB
6.63%, 01/15/2040		200	206
iHeartCommunications, Inc.
4.75%, 01/15/2028(1)		4,120	3,255
5.25%, 08/15/2027(1)		3,710	3,033
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(8)(18)		12,702	—
6.50%, 03/15/2030(1)		30,220	27,704
9.75%, 07/15/2025(1)(8)(18)		15,687	—
Interpublic Group of Companies, Inc.
4.75%, 03/30/2030		703	690
Juniper Networks, Inc.
2.00%, 12/10/2030		864	686
Kenbourne Invest SA
4.70%, 01/22/2028(1)		333	192
6.88%, 11/26/2024(1)		300	228
Level 3 Financing, Inc.
3.63%, 01/15/2029(1)		5,624	3,110
3.75%, 07/15/2029(1)		7,200	3,839
4.25%, 07/01/2028(1)		2,319	1,308
4.63%, 09/15/2027(1)		510	307
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026(1)		355	239
Meta Platforms Inc
4.45%, 08/15/2052		5,417	4,766
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,301
2.75%, 05/24/2031		8,098	6,687
5.50%, 09/01/2044		3,977	3,775
5.60%, 06/01/2032		5,703	5,736
NBCUniversal Media LLC
4.45%, 01/15/2043		1,261	1,152
NBN Co. Ltd.
2.63%, 05/05/2031(1)		475	398
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,398
3.63%, 06/15/2030	EUR	10,661	11,084
3.88%, 11/15/2029		4,800	5,094

4.63%, 05/15/2029		5,000	5,523
4.88%, 04/15/2028		$2,565	2,552
4.88%, 06/15/2030(1)		27,736	27,612
5.38%, 11/15/2029(1)		1,415	1,438
5.88%, 11/15/2028		10,972	11,530
6.38%, 05/15/2029		12,834	13,741
Nokia OYJ
4.38%, 06/12/2027		2,895	2,768
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.75%, 04/30/2027(1)		909	777
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	671
Omnicom Group, Inc.
2.45%, 04/30/2030		872	749
Paramount Global
4.38%, 03/15/2043		1,612	1,145
4.85%, 07/01/2042		1,127	863
Prosus NV
1.99%, 07/13/2033	EUR	4,100	3,061
Rogers Communications, Inc.
3.80%, 03/15/2032(1)		$6,259	5,617
SES GLOBAL Americas Holdings, Inc.
5.30%, 03/25/2044(1)		10,000	7,865
Sirius XM Radio, Inc.
4.00%, 07/15/2028(1)		674	579
5.00%, 08/01/2027(1)		1,385	1,297
5.50%, 07/01/2029(1)		115	105
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,356
8.75%, 03/15/2032		1,200	1,461
Sprint LLC
7.13%, 06/15/2024		11,751	11,946
7.63%, 02/15/2025		6,920	7,176
7.63%, 03/01/2026		137	145
7.88%, 09/15/2023		29,463	29,682
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)		18,619	18,477
5.15%, 03/20/2028(1)		27,661	27,485
Tencent Holdings Ltd.
3.84%, 04/22/2051(1)		8,495	6,162
Time Warner Cable LLC
4.50%, 09/15/2042		13,975	10,732
5.50%, 09/01/2041		11,204	9,681
5.88%, 11/15/2040		6,520	5,909
T-Mobile USA, Inc.
2.25%, 02/15/2026		14,809	13,773
2.40%, 03/15/2029		1,515	1,320
2.55%, 02/15/2031		15,389	13,044
2.70%, 03/15/2032		2,720	2,291
3.38%, 04/15/2029		10,920	9,956
3.50%, 04/15/2031		15,220	13,685
3.88%, 04/15/2030		62,029	58,204
4.50%, 04/15/2050		2,613	2,276
5.05%, 07/15/2033		607	610
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046		865	636
Uber Technologies, Inc.
4.50%, 08/15/2029(1)		6,200	5,650
6.25%, 01/15/2028(1)		7,305	7,287
7.50%, 09/15/2027(1)		1,395	1,438
United Group BV
4.88%, 07/01/2024	EUR	1,835	1,931
Verizon Communications, Inc.
1.50%, 09/18/2030		$4,942	4,001
1.75%, 01/20/2031		8,319	6,710
2.36%, 03/15/2032		3,981	3,266
2.55%, 03/21/2031		9,937	8,465
2.65%, 11/20/2040		817	583
2.85%, 09/03/2041		1,528	1,119
2.99%, 10/30/2056		1,701	1,106
3.70%, 03/22/2061		755	563
4.40%, 11/01/2034		1,861	1,769
7.75%, 12/01/2030		508	595
Vodafone Group Plc
4.25%, 09/17/2050		1,955	1,598
4.88%, 06/19/2049		6,963	6,290
Walt Disney Co.
2.75%, 09/01/2049		1,665	1,158
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(1)		1,000	760

Total Communications			824,874

Consumer, Cyclical – 1.81%
7-Eleven, Inc.
0.80%, 02/10/2024(1)		10,725	10,269

ABRA Global Finance
11.50%, 03/02/2028(1)(7)		582	454
Air Canada 2015-2 Class B Pass-Through Trust
5.00%, 12/15/2023(1)		966	951
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)		8,275	7,754
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)		1,242	1,206
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(1)		600	563
3.80%, 01/25/2050(1)		4,513	3,332
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		563	490
American Airlines 2015-2 Class B Pass-Through Trust
4.40%, 09/22/2023		6,175	6,070
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 01/15/2024		294	288
American Airlines 2016-2 Class B Pass-Through Trust
4.38%, 06/15/2024(1)		2,236	2,168
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025		1,978	1,846
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		178	154
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025		1,027	958
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		8,332	7,461
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		15,279	12,569
AutoNation, Inc.
4.75%, 06/01/2030		1,030	968
AutoZone, Inc.
3.63%, 04/15/2025		5,645	5,501
4.00%, 04/15/2030		8,465	8,041
Avianca Midco 2 Plc
9.00%, 12/01/2028(1)		193	158
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)		1,680	1,543
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)		2,306	1,987
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)		351	303
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)		317	296
Carnival Corp.
4.00%, 08/01/2028(1)		1,285	1,106
9.88%, 08/01/2027(1)		5,400	5,563
Carvana Co.
4.88%, 09/01/2029(1)		5,000	2,041
5.50%, 04/15/2027(1)		790	351
10.25%, 05/01/2030(1)		23,700	13,476
Dillard’s, Inc.
7.00%, 12/01/2028		380	387
7.75%, 07/15/2026		135	140
7.75%, 05/15/2027		85	89
Dollar General Corp.
3.50%, 04/03/2030		3,125	2,870
Ferguson Finance Plc
3.25%, 06/02/2030(1)		1,720	1,492
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030(1)		1,250	1,028
FirstCash, Inc.
5.63%, 01/01/2030(1)		5,000	4,613
Ford Motor Credit Co. LLC
3.38% (3 Month EURIBOR + 0.73%), 11/15/2023(2)	EUR	1,600	1,726
General Motors Co.
5.20%, 04/01/2045		$18,095	15,242
6.25%, 10/02/2043		65	62
General Motors Financial Co., Inc.
1.05%, 03/08/2024		5,995	5,734
2.90%, 02/26/2025		5,314	5,072
3.10%, 01/12/2032		2,030	1,654
3.60%, 06/21/2030		2,164	1,896
4.00%, 01/15/2025		3,444	3,357
4.00%, 10/06/2026		537	514
4.30%, 07/13/2025		182	178
4.30%, 04/06/2029		2,085	1,938
4.35%, 04/09/2025		7,292	7,140
5.10%, 01/17/2024		4,451	4,437
5.65%, 01/17/2029		613	620
6.00%, 01/09/2028		14,095	14,426
6.40%, 01/09/2033		4,470	4,608
GENM Capital Labuan Ltd.
3.88%, 04/19/2031(1)		10,990	8,539
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,103	3,281

5.11%, 03/15/2034		407	459
Grupo Posadas SAB de CV
5.00%, 12/30/2027(4)(17)		$266	214
Home Depot, Inc.
2.38%, 03/15/2051		1,412	889
Hyundai Capital America
1.80%, 10/15/2025(1)		5,395	4,949
2.10%, 09/15/2028(1)		6,385	5,396
InRetail Consumer
3.25%, 03/22/2028(1)		272	235
Intelsat Jackson Holdings SA
8.50%, 10/15/2024(1)(8)(18)		18,280	–
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		606	512
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		3,042	2,788
Lennar Corp.
4.88%, 12/15/2023		510	507
Lithia Motors, Inc.
3.88%, 06/01/2029(1)		5,095	4,407
Lowe’s Companies, Inc.
2.80%, 09/15/2041		2,564	1,817
4.50%, 04/15/2030		4,481	4,428
Magna International, Inc.
4.15%, 10/01/2025		665	651
Marriott International, Inc.
2.75%, 10/15/2033		1,322	1,070
2.85%, 04/15/2031		4,850	4,131
3.75%, 10/01/2025		297	286
4.63%, 06/15/2030		4,044	3,926
5.75%, 05/01/2025		472	475
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745	634
MDC Holdings, Inc.
3.97%, 08/06/2061		7,835	4,703
6.00%, 01/15/2043		7,970	6,921
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(1)		1,100	897
Mercedes-Benz Finance North America LLC
2.45%, 03/02/2031(1)		1,015	867
Metalsa S A P I de CV
3.75%, 05/04/2031(17)		284	215
Michaels Companies, Inc.
7.88%, 05/01/2029(1)		11,145	7,802
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		7,684	7,659
Mitchells & Butlers Finance Plc
5.32% (3 Month LIBOR USD + 0.45%), 12/15/2030(2)		6,505	6,017
6.01%, 12/15/2028	GBP	269	310
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		$1,420	1,209
5.88%, 02/15/2027(1)		7,150	6,667
Nemak SAB de CV
3.63%, 06/28/2031(17)		247	187
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)		45,200	39,120
2.00%, 03/09/2026(1)		14,300	12,673
2.45%, 09/15/2028(1)		4,800	3,896
2.75%, 03/09/2028(1)		14,600	12,351
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400	1,326
4.35%, 09/17/2027(1)		10,500	9,906
4.81%, 09/17/2030(1)		57,500	52,066
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		2,075	1,832
Sands China Ltd
4.30%, 01/08/2026		1,600	1,500
Sands China Ltd.
5.63%, 08/08/2025		9,423	9,171
5.90%, 08/08/2028		2,000	1,899
Tapestry, Inc.
3.05%, 03/15/2032		3,325	2,701
Target Corp.
1.95%, 01/15/2027		3,790	3,503
Travel + Leisure Co.
4.50%, 12/01/2029(1)		2,270	1,969
6.00%, 04/01/2027		6,035	5,987
6.60%, 10/01/2025		930	935
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		502	434
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		3,984	3,765
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		525	471
United Airlines 2019-2 Class A Pass-Through Trust

2.90%, 05/01/2028	1,314	1,120
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	823	693
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027	17,052	17,001
US Airways 2011-1 Class A Pass-Through Trust
7.13%, 10/22/2023	978	976
US Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025	1,005	940
Warnermedia Holdings, Inc.
3.76%, 03/15/2027(1)	12,015	11,315
4.05%, 03/15/2029(1)	4,505	4,190
4.28%, 03/15/2032(1)	12,075	10,781
5.05%, 03/15/2042(1)	21,535	18,013
5.14%, 03/15/2052(1)	32,921	26,674
6.41%, 03/15/2026	8,175	8,216
Wynn Macau Ltd.
5.50%, 01/15/2026(1)	1,600	1,484
Yum! Brands, Inc.
4.75%, 01/15/2030(1)	750	717

Total Consumer, Cyclical		537,763

Consumer, Non-cyclical – 3.38%
AbbVie, Inc.
2.85%, 05/14/2023	1,000	997
4.25%, 11/21/2049	1,318	1,163
4.50%, 05/14/2035	5,199	5,040
4.55%, 03/15/2035	4,015	3,926
4.70%, 05/14/2045	3,048	2,856
Aetna, Inc.
3.50%, 11/15/2024	3,370	3,289
4.75%, 03/15/2044	966	880
Alcon Finance Corp.
5.38%, 12/06/2032(1)	5,350	5,508
Altria Group, Inc.
3.40%, 02/04/2041	7,545	5,334
4.25%, 08/09/2042	743	582
Amgen, Inc.
2.45%, 02/21/2030	2,120	1,848
4.05%, 08/18/2029	5,832	5,627
4.40%, 02/22/2062	1,864	1,574
5.15%, 03/02/2028	62	63
5.25%, 03/02/2030	4,014	4,105
5.25%, 03/02/2033	14,830	15,236
5.60%, 03/02/2043	8,530	8,788
5.65%, 03/02/2053	14,255	14,835
5.75%, 03/02/2063	2,745	2,848
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	1,393	1,316
4.70%, 02/01/2036	1,313	1,308
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	3,366	3,174
4.50%, 06/01/2050	765	717
4.75%, 01/23/2029	1,469	1,500
Ashtead Capital, Inc.
5.50%, 08/11/2032(1)	2,475	2,431
5.55%, 05/30/2033(1)	3,820	3,775
Astrazeneca Finance LLC
4.88%, 03/03/2028	42,315	43,535
Atento Luxco 1 SA
8.00%, 02/10/2026(17)	110	33
8.00%, 02/10/2026(1)	444	133
Bacardi Ltd.
4.45%, 05/15/2025(1)	13,995	13,778
4.70%, 05/15/2028(1)	232	230
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	8,700	6,556
BAT Capital Corp.
2.73%, 03/25/2031	29,370	23,808
3.56%, 08/15/2027	6,250	5,810
3.98%, 09/25/2050	3,173	2,178
4.39%, 08/15/2037	1,020	832
4.54%, 08/15/2047	10,555	7,861
4.76%, 09/06/2049	3,255	2,496
5.65%, 03/16/2052	8,905	7,816
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)	3,165	1,867
Baxter International, Inc.
1.92%, 02/01/2027	1,825	1,633
Bayer US Finance II LLC
2.85%, 04/15/2025(1)	8,635	8,177
3.38%, 07/15/2024(1)	5,915	5,789
4.25%, 12/15/2025(1)	5,060	4,951
4.38%, 12/15/2028(1)	4,685	4,530
4.40%, 07/15/2044(1)	6,355	5,239
4.88%, 06/25/2048(1)	11,025	9,890

Bayer US Finance LLC
3.38%, 10/08/2024(1)	5,000	4,862
Becton Dickinson & Co.
3.36%, 06/06/2024	864	848
4.69%, 02/13/2028	1,123	1,128
Biogen, Inc.
2.25%, 05/01/2030	1,772	1,492
BRF GmbH
4.35%, 09/29/2026(1)	431	383
Centene Corp.
2.45%, 07/15/2028	9,492	8,258
2.50%, 03/01/2031	14,567	11,796
2.63%, 08/01/2031	5,600	4,538
3.00%, 10/15/2030	18,676	15,727
3.38%, 02/15/2030	2,527	2,205
4.25%, 12/15/2027	14,078	13,563
4.63%, 12/15/2029	315	296
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(1)	4,700	3,470
5.63%, 03/15/2027(1)	17,473	15,339
8.00%, 03/15/2026(1)	4,312	4,168
Cigna Group
3.40%, 03/01/2027	6,858	6,563
4.38%, 10/15/2028	7,670	7,558
4.50%, 02/25/2026	970	965
CommonSpirit Health
1.55%, 10/01/2025	3,450	3,178
2.78%, 10/01/2030	7,175	6,095
3.35%, 10/01/2029	605	544
Constellation Brands, Inc.
4.65%, 11/15/2028	4,330	4,327
CoStar Group, Inc.
2.80%, 07/15/2030(1)	11,000	9,217
CVS Health Corp.
1.75%, 08/21/2030	2,335	1,898
1.88%, 02/28/2031	1,464	1,186
3.25%, 08/15/2029	6,270	5,734
3.75%, 04/01/2030	5,438	5,087
4.30%, 03/25/2028	1,311	1,287
5.05%, 03/25/2048	30,725	28,744
5.13%, 07/20/2045	2,250	2,134
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	54	55
5.77%, 01/10/2033	1,986	2,005
6.04%, 12/10/2028	957	977
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	4,111	3,866
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)	9,134	8,280
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	2,195	2,103
Elevance Health, Inc.
3.65%, 12/01/2027	2,580	2,493
6.10%, 10/15/2052	1,666	1,859
Eli Lilly & Co.
4.95%, 02/27/2063	1,112	1,144
Embecta Corp.
5.00%, 02/15/2030(1)	2,488	2,140
ERAC USA Finance LLC
3.80%, 11/01/2025(1)	4,605	4,450
Ford Foundation
2.82%, 06/01/2070	880	547
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026(1)	9,545	8,290
Frigorifico Concepcion SA
7.70%, 07/21/2028(1)	282	203
Gartner, Inc.
3.63%, 06/15/2029(1)	970	866
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025(1)	552	559
Gilead Sciences, Inc.
2.60%, 10/01/2040	3,074	2,267
4.15%, 03/01/2047	967	850
4.80%, 04/01/2044	3,623	3,513
GlaxoSmithKline Capital Plc
0.53%, 10/01/2023	8,015	7,838
Global Payments, Inc.
1.20%, 03/01/2026	1,182	1,051
2.15%, 01/15/2027	2,746	2,432
2.90%, 05/15/2030	7,262	6,149
2.90%, 11/15/2031	19,585	16,039
3.20%, 08/15/2029	18,157	15,971
4.80%, 04/01/2026	1,232	1,207
4.95%, 08/15/2027	1,697	1,676
5.30%, 08/15/2029	3,700	3,654

5.40%, 08/15/2032		12,685	12,437
5.95%, 08/15/2052		6,053	5,758
Grifols Escrow Issuer SA
4.75%, 10/15/2028(1)		5,459	4,476
Gruma SAB de CV
4.88%, 12/01/2024(17)		256	255
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(17)		219	215
Grupo KUO SAB de CV
5.75%, 07/07/2027(1)		344	314
HCA, Inc.
3.38%, 03/15/2029(1)		8,475	7,653
3.50%, 09/01/2030		15,854	14,121
3.50%, 07/15/2051		1,680	1,160
3.63%, 03/15/2032(1)		5,600	4,937
4.13%, 06/15/2029		27,438	25,702
4.63%, 03/15/2052(1)		5,570	4,625
5.25%, 04/15/2025		1,814	1,813
5.25%, 06/15/2049		6,070	5,474
5.38%, 09/01/2026		7,650	7,677
5.50%, 06/15/2047		12,742	11,961
5.88%, 02/15/2026		5,039	5,114
5.88%, 02/01/2029		3,876	3,960
7.50%, 11/06/2033		435	483
7.58%, 09/15/2025		1,322	1,358
7.69%, 06/15/2025		1,654	1,710
Humana, Inc.
3.70%, 03/23/2029		12,832	12,073
3.85%, 10/01/2024		4,014	3,946
3.95%, 03/15/2027		2,112	2,044
4.88%, 04/01/2030		5,815	5,844
Illumina, Inc.
2.55%, 03/23/2031		11,640	9,619
Imperial Brands Finance Plc
3.13%, 07/26/2024(1)		10,790	10,451
3.50%, 07/26/2026(1)		8,675	8,126
4.25%, 07/21/2025(1)		4,170	4,036
6.13%, 07/27/2027(1)		18,800	19,274
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050		7,000	5,411
JBS USA LUX SA
3.00%, 02/02/2029(1)		5,290	4,506
3.75%, 12/01/2031(1)		7,152	5,906
4.38%, 02/02/2052(1)		2,090	1,510
5.50%, 01/15/2030(1)		5,130	4,897
5.75%, 04/01/2033(1)		10,000	9,550
6.50%, 12/01/2052(1)		7,760	7,366
JDE Peet’s NV
2.25%, 09/24/2031(1)		4,500	3,558
Kenvue, Inc.
5.20%, 03/22/2063(1)		840	870
Kraft Heinz Foods Co.
5.00%, 06/04/2042		5,436	5,213
Market Bidco Finco Plc
4.75%, 11/04/2027	EUR	16,000	13,383
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,503
Massachusetts Institute of Technology
4.68%, 07/01/2114		45	42
5.60%, 07/01/2111		72	80
Medline Borrower LP
3.88%, 04/01/2029(1)		1,629	1,413
Molina Healthcare, Inc.
3.88%, 11/15/2030(1)		4,206	3,670
4.38%, 06/15/2028(1)		10,418	9,692
Moody’s Corp.
3.10%, 11/29/2061		2,414	1,599
3.25%, 01/15/2028		1,029	970
4.25%, 02/01/2029		2,068	2,016
4.88%, 12/17/2048		1,679	1,564
Natura Cosmeticos SA
4.13%, 05/03/2028(1)		5,270	4,291
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630	2,278
Option Care Health, Inc.
4.38%, 10/31/2029(1)		5,500	4,857
PerkinElmer, Inc.
2.25%, 09/15/2031		2,250	1,802
2.55%, 03/15/2031		11,115	9,191
Philip Morris International, Inc.
4.88%, 02/15/2028		4,549	4,591
5.13%, 11/17/2027		10,655	10,903
Pilgrim’s Pride Corp.
3.50%, 03/01/2032		16,890	13,745
4.25%, 04/15/2031		2,650	2,337

5.88%, 09/30/2027(1)	3,772	3,749
Pomona College
2.89%, 01/01/2051	3,570	2,582
Prestige Brands, Inc.
3.75%, 04/01/2031(1)	3,352	2,841
RELX Capital, Inc.
3.00%, 05/22/2030	1,004	897
Reynolds American, Inc.
5.70%, 08/15/2035	6,650	6,287
5.85%, 08/15/2045	11,527	10,392
Rockefeller Foundation
2.49%, 10/01/2050	3,400	2,251
S&P Global, Inc.
1.25%, 08/15/2030	2,597	2,084
2.45%, 03/01/2027	609	571
4.25%, 05/01/2029	2,585	2,545
4.75%, 08/01/2028	2,036	2,066
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)	10,000	7,558
3.00%, 10/15/2030(1)	925	738
4.25%, 02/01/2027(1)	1,290	1,200
Spectrum Brands, Inc.
5.50%, 07/15/2030(1)	1,617	1,423
Sutter Health
3.16%, 08/15/2040	4,700	3,608
3.36%, 08/15/2050	11,400	8,327
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	7,060	5,961
5.00%, 11/26/2028	1,500	1,516
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	7,935	7,181
4.10%, 10/01/2046	10,745	7,159
4.75%, 05/09/2027	6,755	6,305
5.13%, 05/09/2029	4,885	4,424
7.88%, 09/15/2029	4,405	4,609
8.13%, 09/15/2031	3,170	3,328
Thermo Fisher Scientific, Inc.
4.95%, 11/21/2032	4,541	4,712
Triton Water Holdings, Inc.
6.25%, 04/01/2029(1)	5,045	4,006
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,197	899
3.88%, 12/15/2028	1,070	1,048
3.88%, 08/15/2059	686	561
4.25%, 04/15/2047	1,517	1,354
4.38%, 03/15/2042	665	613
4.75%, 05/15/2052	638	621
5.20%, 04/15/2063	1,102	1,116
Universal Health Services Inc
1.65%, 09/01/2026	8,275	7,281
Upbound Group, Inc.
6.38%, 02/15/2029(1)	1,250	1,050
US Renal Care, Inc.
10.63%, 07/15/2027(1)	558	146
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835	3,667
5.75%, 04/01/2033	7,965	8,361
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(1)	1,250	1,183

Total Consumer, Non-cyclical		1,003,486

Energy – 2.47%
Aker BP ASA
3.10%, 07/15/2031(1)	5,635	4,766
3.75%, 01/15/2030(1)	15,485	13,970
4.00%, 01/15/2031(1)	14,110	12,812
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028(1)	1,000	960
BP Capital Markets America, Inc.
2.72%, 01/12/2032	659	575
2.77%, 11/10/2050	2,198	1,487
4.81%, 02/13/2033	1,869	1,898
Cameron LNG LLC
2.90%, 07/15/2031(1)	702	624
3.30%, 01/15/2035(1)	6,655	5,726
3.40%, 01/15/2038(1)	2,968	2,556
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	1,345	1,406
Cenovus Energy, Inc.
6.75%, 11/15/2039	1,766	1,879
6.80%, 09/15/2037	1,309	1,393
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	13,172	12,124
5.13%, 06/30/2027	7,253	7,259
5.88%, 03/31/2025	8,820	8,883

Cheniere Energy Partners LP
3.25%, 01/31/2032		7,944	6,563
4.00%, 03/01/2031		2,412	2,147
4.50%, 10/01/2029		9,777	9,083
Continental Resources, Inc.
2.88%, 04/01/2032(1)		21,254	16,504
5.75%, 01/15/2031(1)		33,361	32,058
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/2027(1)		264	233
DCP Midstream Operating LP
3.25%, 02/15/2032		15,045	12,686
5.13%, 05/15/2029		3,380	3,327
Devon Energy Corp.
4.50%, 01/15/2030		1,419	1,355
5.25%, 10/15/2027		792	792
8.25%, 08/01/2023		588	591
Diamondback Energy, Inc.
3.13%, 03/24/2031		3,525	3,057
3.25%, 12/01/2026		12,244	11,600
3.50%, 12/01/2029		27,540	25,165
4.40%, 03/24/2051		1,212	975
Ecopetrol SA
4.13%, 01/16/2025		749	729
5.88%, 09/18/2023		147	147
6.88%, 04/29/2030		1,384	1,276
8.88%, 01/13/2033		750	759
EIG Pearl Holdings Sarl
4.39%, 11/30/2046(1)		1,119	881
Empresa Nacional del Petroleo
3.75%, 08/05/2026(17)		374	348
Enbridge, Inc.
5.70%, 03/08/2033		25,925	26,965
Energean Israel Finance Ltd.
5.38%, 03/30/2028(1)		4,950	4,418
5.88%, 03/30/2031(1)		6,495	5,675
Energy Transfer LP
2.90%, 05/15/2025		2,346	2,236
3.90%, 05/15/2024		1,106	1,083
4.00%, 10/01/2027		5,865	5,589
4.05%, 03/15/2025		140	137
4.40%, 03/15/2027		1,105	1,073
4.50%, 04/15/2024		6,212	6,137
4.75%, 01/15/2026		4,720	4,661
4.95%, 06/15/2028		2,049	2,035
5.00%, 05/15/2050		10,773	9,195
5.15%, 02/01/2043		1,738	1,516
5.15%, 03/15/2045		2,700	2,351
5.25%, 04/15/2029		728	725
5.30%, 04/01/2044		2,866	2,536
5.30%, 04/15/2047		2,739	2,400
5.35%, 05/15/2045		3,759	3,323
5.40%, 10/01/2047		22,004	19,560
5.50%, 06/01/2027		1,013	1,024
5.75%, 02/15/2033		9,994	10,236
6.00%, 06/15/2048		2,857	2,730
6.13%, 12/15/2045		1,752	1,694
6.25%, 04/15/2049		4,076	4,038
Energy Transfer LP / Regency Energy Finance Corp.
4.50%, 11/01/2023		243	241
ENI SpA
4.75%, 09/12/2028(1)		4,075	4,026
EnLink Midstream LLC
6.50%, 09/01/2030(1)		1,235	1,249
Enterprise Products Operating LLC
2.80%, 01/31/2030		652	578
4.15%, 10/16/2028		629	611
4.25%, 02/15/2048		1,119	954
4.80%, 02/01/2049		633	581
4.85%, 03/15/2044		2,503	2,324
EQT Corp.
3.13%, 05/15/2026(1)		1,540	1,424
3.63%, 05/15/2031(1)		8,355	7,242
3.90%, 10/01/2027		17,210	16,176
5.00%, 01/15/2029		8,555	8,112
5.70%, 04/01/2028		3,666	3,662
7.00%, 02/01/2030		6,935	7,259
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		1,873	1,610
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027		20,900	15,884
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	11,713
2.95%, 01/27/2029(1)		$28,600	17,982
3.00%, 06/29/2027		10,000	6,800
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)		504	496

2.60%, 10/15/2025(1)		532	493
3.45%, 10/15/2027(1)		983	891
Hess Corp.
4.30%, 04/01/2027		4,305	4,202
5.60%, 02/15/2041		5,217	5,029
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351	263
5.38%, 04/24/2030		2,346	2,092
KazTransGas JSC
4.38%, 09/26/2027		600	537
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042		2,609	2,234
5.00%, 03/01/2043		1,186	1,037
5.50%, 03/01/2044		2,520	2,368
6.55%, 09/15/2040		872	897
Kinder Morgan, Inc.
4.80%, 02/01/2033		2,623	2,531
5.30%, 12/01/2034		591	580
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)		5,495	5,351
Marathon Petroleum Corp.
4.50%, 04/01/2048		1,161	951
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(1)		320	251
MPLX LP
4.25%, 12/01/2027		5,655	5,476
5.00%, 03/01/2033		1,807	1,768
5.65%, 03/01/2053		705	678
NGPL PipeCo LLC
3.25%, 07/15/2031(1)		7,256	6,158
4.88%, 08/15/2027(1)		5,010	4,856
Noble Finance Co.
11.00%, 02/15/2028(1)(7)		25	27
11.00%, 02/15/2028(7)		35	38
Northwest Pipeline LLC
4.00%, 04/01/2027		5,289	5,118
Occidental Petroleum Corp.
0.00%, 10/10/2036		1,253	639
8.50%, 07/15/2027		1,705	1,876
8.88%, 07/15/2030		2,618	3,045
Oleoducto Central SA
4.00%, 07/14/2027(17)		675	577
Ovintiv, Inc.
6.50%, 08/15/2034		11,993	12,124
7.38%, 11/01/2031		1,182	1,273
8.13%, 09/15/2030		529	587
Pertamina Persero PT
3.10%, 08/27/2030(1)		4,663	4,093
Petrobras Global Finance BV
6.25%, 12/14/2026	GBP	2,522	3,038
Petroleos de Venezuela SA
5.38%, 04/12/2027(6)		$2,052	82
5.50%, 04/12/2037(6)		2,500	94
6.00%, 05/16/2024(6)		2,312	99
6.00%, 11/15/2026(6)		4,600	184
9.00%, 05/17/2023(6)		200	9
9.75%, 05/17/2035(6)		830	37
Petroleos Mexicanos
4.88%, 01/18/2024		374	369
5.50%, 06/27/2044		203	120
6.35%, 02/12/2048		480	295
6.50%, 03/13/2027		700	636
6.70%, 02/16/2032		30,758	24,484
6.75%, 09/21/2047		17,427	11,329
6.88%, 08/04/2026		219	208
6.95%, 01/28/2060		3,895	2,518
7.69%, 01/23/2050		3,171	2,238
8.75%, 06/02/2029		1,775	1,651
Phillips 66
4.95%, 12/01/2027		2,900	2,913
Pioneer Natural Resources Co.
5.10%, 03/29/2026		1,139	1,144
Plains All American Pipeline LP
3.55%, 12/15/2029		800	715
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030		4,120	3,671
4.30%, 01/31/2043		1,335	996
Puma International Financing SA
5.00%, 01/24/2026(17)		286	254
5.13%, 10/06/2024(1)		531	504
QatarEnergy
2.25%, 07/12/2031		2,900	2,461
Reliance Industries Ltd.
4.13%, 01/28/2025		250	246

Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	112	113
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	154	159
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)	415	418
Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)	5,700	5,078
6.88%, 04/15/2040(1)	3,535	2,946
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	11,388	10,985
5.63%, 03/01/2025	15,272	15,369
5.88%, 06/30/2026	12,312	12,565
5.90%, 09/15/2037(1)	1,016	1,039
Shell International Finance BV
2.38%, 11/07/2029	660	585
Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,584	1,612
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	1,000	851
Southwestern Energy Co.
4.75%, 02/01/2032	1,850	1,634
Suncor Energy, Inc.
6.50%, 06/15/2038	708	758
Targa Resources Corp.
4.20%, 02/01/2033	1,544	1,389
5.20%, 07/01/2027	1,904	1,888
6.13%, 03/15/2033	7,190	7,445
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	741	646
4.88%, 02/01/2031	7,085	6,629
5.00%, 01/15/2028	4,572	4,421
5.50%, 03/01/2030	4,345	4,246
6.88%, 01/15/2029	488	497
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,273
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	4,374	4,109
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	411	337
5.75%, 09/30/2039(1)	3,185	3,015
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	544	493
4.00%, 03/15/2028	4,972	4,756
4.60%, 03/15/2048	2,379	2,089
7.85%, 02/01/2026	3,334	3,571
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	5,540	4,764
Transocean Poseidon Ltd.
6.88%, 02/01/2027(1)	3,071	3,010
Valero Energy Partners LP
4.50%, 03/15/2028	5,370	5,299
Variable Energi ASA
7.50%, 01/15/2028(1)	5,135	5,316
8.00%, 11/15/2032(1)	11,505	12,245
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033(1)	3,700	3,108
4.13%, 08/15/2031(1)	1,000	879
6.25%, 01/15/2030(1)	2,650	2,670
Western Midstream Operating LP
4.30%, 02/01/2030	1,775	1,616
5.30%, 03/01/2048	5,089	4,312
5.45%, 04/01/2044	1,256	1,095
5.50%, 08/15/2048	940	809
5.50%, 02/01/2050	2,350	1,994
6.15%, 04/01/2033	2,090	2,118
Williams Companies, Inc.
2.60%, 03/15/2031	4,619	3,885
3.50%, 10/15/2051	1,899	1,349
YPF SA
7.00%, 09/30/2033(4)(17)	208	137
7.00%, 12/15/2047(1)	164	103

Total Energy		734,815

Financials – 11.78%
AerCap Ireland Capital DAC
3.00%, 10/29/2028	42,081	36,737
3.30%, 01/30/2032	11,692	9,686
3.50%, 01/15/2025	958	914
3.65%, 07/21/2027	200	184
3.88%, 01/23/2028	10,445	9,634
4.88%, 01/16/2024	1,283	1,268
6.50%, 07/15/2025	250	252
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	2,400	2,349
Air Lease Corp.
3.00%, 02/01/2030	4,635	3,965

3.13%, 12/01/2030		7,440	6,312
3.25%, 10/01/2029		1,245	1,093
3.38%, 07/01/2025		5,355	5,102
3.88%, 07/03/2023		4,000	3,981
4.63%, 10/01/2028		30	28
5.85%, 12/15/2027		9,015	9,063
Aircastle Ltd.
4.13%, 05/01/2024		5,440	5,326
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027		253	244
3.95%, 01/15/2028		364	345
4.70%, 07/01/2030		42	41
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027(1)		1,000	928
Ally Financial, Inc.
2.20%, 11/02/2028		4,235	3,372
4.63%, 03/30/2025		11,750	11,113
5.75%, 11/20/2025		8,205	7,715
8.00%, 11/01/2031		8,450	8,869
American Assets Trust LP
3.38%, 02/01/2031		10,870	8,729
American Express Co.
2.55%, 03/04/2027		10,180	9,397
4.42% (SOFR + 1.76%), 08/03/2033(2)		908	868
5.85%, 11/05/2027		11,045	11,588
American Homes 4 Rent LP
2.38%, 07/15/2031		1,690	1,347
3.63%, 04/15/2032		4,910	4,252
American International Group, Inc.
4.38%, 01/15/2055		712	551
American Tower Corp.
1.88%, 10/15/2030		2,521	1,999
2.10%, 06/15/2030		2,919	2,385
2.70%, 04/15/2031		10,010	8,395
3.80%, 08/15/2029		3,240	3,011
3.95%, 03/15/2029		925	866
5.50%, 03/15/2028		26,005	26,513
5.65%, 03/15/2033		6,855	7,056
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)		5,500	4,187
Antares Holdings LP
2.75%, 01/15/2027(1)		8,970	7,306
3.75%, 07/15/2027(1)		20,265	17,134
Aon Corp.
2.80%, 05/15/2030		5,821	5,144
4.50%, 12/15/2028		1,437	1,408
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031		1,542	1,245
2.60%, 12/02/2031		10,260	8,609
3.90%, 02/28/2052		1,262	1,018
5.35%, 02/28/2033		3,674	3,806
Arabian Centres Sukuk II Ltd.
5.63%, 10/07/2026(1)		437	402
Arabian Centres Sukuk Ltd.
5.38%, 11/26/2024(17)		228	221
Ares Capital Corp.
2.88%, 06/15/2028		8,315	6,838
3.20%, 11/15/2031		18,865	14,384
Arthur J Gallagher & Co.
3.05%, 03/09/2052		1,995	1,295
5.75%, 03/02/2053		735	737
ASG Finance Designated Activity Co.
7.88%, 12/03/2024(1)		493	476
Athene Global Funding
1.61%, 06/29/2026(1)		9,100	7,859
1.72%, 01/07/2025(1)		27,575	25,626
1.99%, 08/19/2028(1)		12,230	9,897
2.55%, 11/19/2030(1)		3,300	2,575
2.72%, 01/07/2029(1)		3,800	3,240
3.21%, 03/08/2027(1)		5,070	4,658
5.46% (SOFR + 0.70%), 05/24/2024(1)(2)		10,525	10,360
Athene Holding Ltd.
3.50%, 01/15/2031		1,835	1,525
4.13%, 01/12/2028		11,630	10,531
Athora Netherlands NV
2.38%, 05/17/2024	EUR	500	525
Aviation Capital Group LLC
1.95%, 01/30/2026(1)		$5,720	5,087
4.88%, 10/01/2025(1)		2,789	2,693
5.50%, 12/15/2024(1)		3,900	3,850
6.25%, 04/15/2028(1)		3,810	3,811
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)		37,187	31,474
2.75%, 02/21/2028(1)		6,105	5,096
2.88%, 02/15/2025(1)		3,919	3,677

3.25%, 02/15/2027(1)	1,791	1,589
3.95%, 07/01/2024(1)	1,634	1,590
4.25%, 04/15/2026(1)	515	484
4.38%, 05/01/2026(1)	886	831
5.50%, 01/15/2026(1)	1,069	1,047
Banco Mercantil del Norte SA
5.88% (5 Year CMT Index + 4.64%), 01/24/2172(1)(2)	500	425
6.63% (10 Year CMT Index + 5.03%), 01/24/2172(1)(2)	995	802
6.75% (5 Year CMT Index + 4.97%), 09/27/2171(2)(17)	200	190
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)	5,395	5,365
Banco Santander SA
0.70% (1 Year CMT Index + 0.45%), 06/30/2024(2)	20,600	20,300
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)	1,800	1,571
2.75%, 12/03/2030	3,200	2,496
3.49%, 05/28/2030	800	699
5.18%, 11/19/2025	2,400	2,348
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(2)	43,238	39,146
1.73% (SOFR + 0.96%), 07/22/2027(2)	40,854	36,633
1.90% (SOFR + 1.53%), 07/23/2031(2)	3,918	3,142
1.92% (SOFR + 1.37%), 10/24/2031(2)	8,009	6,388
2.09% (SOFR + 1.06%), 06/14/2029(2)	19,260	16,587
2.30% (SOFR + 1.22%), 07/21/2032(2)	10,463	8,432
2.48% (5 Year CMT Index + 1.20%), 09/21/2036(2)	11,315	8,593
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(2)	8,466	7,170
2.57% (SOFR + 1.21%), 10/20/2032(2)	8,673	7,089
2.59% (SOFR + 2.15%), 04/29/2031(2)	25,162	21,309
2.65% (SOFR + 1.22%), 03/11/2032(2)	7,385	6,165
2.69% (SOFR + 1.32%), 04/22/2032(2)	20,153	16,818
2.97% (SOFR + 1.33%), 02/04/2033(2)	17,932	15,099
3.19% (3 Month LIBOR USD + 1.18%), 07/23/2030(2)	54	48
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)	815	762
4.18%, 11/25/2027	16,659	16,099
4.25%, 10/22/2026	13,040	12,631
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)	5,139	4,948
4.45%, 03/03/2026	855	835
4.57% (SOFR + 1.83%), 04/27/2033(2)	23,268	22,149
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027(2)	25,615	22,496
2.85% (SOFR + 2.71%), 05/07/2026(2)	1,840	1,718
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(2)	45,920	36,017
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)	5,648	5,495
4.38%, 01/12/2026	2,670	2,577
4.38% (5 Year CMT Index + 3.41%), 12/15/2171(2)	10,985	7,509
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	3,700	3,569
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)	1,570	1,453
5.75% (1 Year CMT Index + 3.00%), 08/09/2033(2)	949	930
7.44% (1 Year CMT Index + 3.50%), 11/02/2033(2)	6,819	7,537
Barings BDC, Inc.
3.30%, 11/23/2026	8,585	7,598
BBVA Bancomer SA
1.88%, 09/18/2025(1)	6,755	6,164
Blackstone Secured Lending Fund
2.13%, 02/15/2027	21,770	18,160
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)	6,822	6,031
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)	17,105	15,048
2.16% (SOFR + 1.22%), 09/15/2029(1)(2)	1,585	1,321
2.59% (SOFR + 1.23%), 01/20/2028(1)(2)	15,155	13,607
Brixmor Operating Partnership LP
2.25%, 04/01/2028	925	793
3.65%, 06/15/2024	2,825	2,736
3.85%, 02/01/2025	1,035	993
3.90%, 03/15/2027	2,430	2,258
4.05%, 07/01/2030	2,337	2,110
4.13%, 06/15/2026	1,967	1,864
4.13%, 05/15/2029	4,342	3,974
Brookfield Finance I UK Plc / Brookfield Finance, Inc.
2.34%, 01/30/2032	14,500	11,530
Brookfield Finance, Inc.
2.72%, 04/15/2031	2,900	2,432
CaixaBank SA
6.21% (SOFR + 2.70%), 01/18/2029(1)(2)	4,300	4,327
Capital One Financial Corp.
3.27% (SOFR + 1.79%), 03/01/2030(2)	15,040	12,814
5.82% (SOFR + 2.60%), 02/01/2034(2)	7,674	7,416
Charles Schwab Corp.
4.00% (5 Year CMT Index + 3.17%), 06/01/2171(2)	11,200	9,131
4.00% (10 Year CMT Index + 3.08%), 03/01/2172(2)	5,700	4,489
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026	300	63
6.00%, 07/16/2025	1,755	368
6.45%, 11/07/2024	660	137

Citigroup, Inc.
0.98% (SOFR + 0.67%), 05/01/2025(2)		800	760
1.46% (SOFR + 0.77%), 06/09/2027(2)		19,055	16,918
2.01% (SOFR + 0.69%), 01/25/2026(2)		34,160	32,162
2.52% (SOFR + 1.18%), 11/03/2032(2)		8,130	6,618
2.56% (SOFR + 1.17%), 05/01/2032(2)		14,459	11,996
2.57% (SOFR + 2.11%), 06/03/2031(2)		5,160	4,354
2.98% (SOFR + 1.42%), 11/05/2030(2)		2,380	2,084
3.06% (SOFR + 1.35%), 01/25/2033(2)		18,848	15,950
3.07% (SOFR + 1.28%), 02/24/2028(2)		5,045	4,690
3.11% (SOFR + 2.84%), 04/08/2026(2)		1,756	1,679
4.13%, 07/25/2028		1,675	1,581
4.41% (SOFR + 3.91%), 03/31/2031(2)		25,365	24,088
CNO Financial Group, Inc.
5.25%, 05/30/2025		580	574
5.25%, 05/30/2029		3,840	3,711
Corporate Office Properties LP
2.75%, 04/15/2031		1,555	1,152
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026		500	273
3.30%, 01/12/2031		4,895	2,233
3.88%, 10/22/2030		300	137
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168	19,156
4.38%, 03/17/2025(1)		1,717	1,650
Credit Suisse AG
2.95%, 04/09/2025		1,030	956
3.70%, 02/21/2025		15,952	15,131
5.00%, 07/09/2027		3,307	3,183
7.50%, 02/15/2028		47,400	50,243
7.95%, 01/09/2025		1,236	1,256
Credit Suisse Group AG
0.65% (1 Year Swap Rate EUR + 0.77%), 01/14/2028(2)(9)	EUR	500	448
1.00% (CMS 1 Year Rate EUR + 1.05%), 06/24/2027(2)(9)		1,800	1,681
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)		$24,465	20,593
2.13% (UK Government Bonds 1 Year Note Generic Bid Yield + 1.55%), 11/15/2029(2)	GBP	600	583
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)		$1,780	1,585
2.59% (SOFR + 1.56%), 09/11/2025(1)(2)		5,665	5,247
2.88% (1 Year Swap Rate EUR + 1.95%), 04/02/2032(2)	EUR	200	180
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)		$35,005	28,143
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)		540	481
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)		10,164	9,024
4.28%, 01/09/2028(1)		2,645	2,384
4.55%, 04/17/2026		2,340	2,159
5.25% (5 Year CMT Index + 4.89%), 02/11/2172(1)(2)(8)(18)		1,100	–
6.37% (SOFR + 3.34%), 07/15/2026(1)(2)		20,265	19,584
6.44% (SOFR + 3.70%), 08/11/2028(1)(2)		13,050	12,943
6.50%, 08/08/2023(1)		1,400	1,334
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)		60,259	61,915
7.25% (5 Year 1100 Run ICE Swap Rate USD + 4.33%), 03/12/2172(1)(2)(8)(18)		1,100	–
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2171(1)(2)(8)(18)		1,800	–
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2171(2)(8)(18)		1,400	–
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2172(1)(2)(8)(18)		2,900	–
7.75% (CMS 1 Year Rate EUR + 4.95%), 03/01/2029(2)	EUR	1,800	2,126
9.02% (SOFR + 5.02%), 11/15/2033(1)(2)		$30,475	36,109
Credit Suisse USA, Inc.
7.13%, 07/15/2032		661	732
Crown Castle, Inc.
2.10%, 04/01/2031		4,226	3,453
2.25%, 01/15/2031		3,949	3,273
3.10%, 11/15/2029		2,341	2,081
3.30%, 07/01/2030		8,362	7,540
3.65%, 09/01/2027		7,580	7,190
3.80%, 02/15/2028		3,220	3,056
4.30%, 02/15/2029		15,227	14,684
CTP NV
1.25%, 06/21/2029	EUR	300	223
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		$4,479	4,260
5.38%, 01/12/2024(1)		7,143	7,076
Deutsche Bank AG
0.96%, 11/08/2023		20,885	19,940
1.45% (SOFR + 1.13%), 04/01/2025(2)		1,148	1,068
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(9)	EUR	800	681
2.13% (SOFR + 1.87%), 11/24/2026(2)(17)		$1,139	982
2.22% (SOFR + 2.16%), 09/18/2024(2)		4,895	4,760
2.31% (SOFR + 1.22%), 11/16/2027(2)		157	133
3.04% (SOFR + 1.72%), 05/28/2032(2)(17)		3,300	2,543
3.55% (SOFR + 3.04%), 09/18/2031(2)		16,820	13,795
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,330	3,975
3.96% (SOFR + 2.58%), 11/26/2025(2)		6,012	5,688
6.72% (SOFR + 3.18%), 01/18/2029(2)		2,400	2,383
Discover Bank
2.45%, 09/12/2024		1,310	1,242
2.70%, 02/06/2030		949	769
4.65%, 09/13/2028		891	843

Discover Financial Services
3.95%, 11/06/2024	6,058	5,776
4.10%, 02/09/2027	6,102	5,771
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)	15,430	13,486
Emirates NBD Bank PJSC
6.13% (6 Year CMT Index USD + 3.66%), 09/20/2171(2)(17)	377	366
EPR Properties
4.75%, 12/15/2026	140	122
4.95%, 04/15/2028	414	346
Equinix, Inc.
2.15%, 07/15/2030	19,706	16,113
2.50%, 05/15/2031	2,432	2,003
3.20%, 11/18/2029	10,891	9,722
Equitable Financial Life Global Funding
1.70%, 11/12/2026(1)	1,055	938
1.80%, 03/08/2028(1)	7,665	6,456
Essential Properties LP
2.95%, 07/15/2031	2,800	2,055
Extra Space Storage LP
2.55%, 06/01/2031	3,085	2,502
3.90%, 04/01/2029	4,655	4,284
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)	3,860	3,832
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)	8,000	7,341
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)	3,000	2,349
8.63%, 05/01/2024(1)	4,480	4,587
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)	2,360	2,353
Fidelity National Financial, Inc.
2.45%, 03/15/2031	6,840	5,481
3.40%, 06/15/2030	5,874	5,139
4.50%, 08/15/2028	15,455	14,959
Fifth Third Bancorp
2.55%, 05/05/2027	1,020	879
First American Financial Corp.
2.40%, 08/15/2031	6,800	5,257
FS KKR Capital Corp.
3.13%, 10/12/2028	7,820	6,399
Gaci First Investment Co.
4.75%, 02/14/2030(17)	1,020	1,025
5.00%, 10/13/2027(17)	1,175	1,190
5.25%, 10/13/2032	540	561
Global Atlantic Finance Co.
4.40%, 10/15/2029(1)	2,987	2,645
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(2)	200	180
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	15,202	12,334
4.00%, 01/15/2030	10,556	9,360
4.00%, 01/15/2031	1,937	1,662
5.25%, 06/01/2025	239	233
5.30%, 01/15/2029	8,648	8,251
5.38%, 04/15/2026	4,965	4,818
5.75%, 06/01/2028	11,197	10,922
Goldman Sachs Group, Inc.
0.66% (SOFR + 0.51%), 09/10/2024(2)	6,303	6,160
0.93% (SOFR + 0.49%), 10/21/2024(2)	2,104	2,047
1.22%, 12/06/2023	20,000	19,425
1.43% (SOFR + 0.80%), 03/09/2027(2)	35,615	31,868
1.54% (SOFR + 0.82%), 09/10/2027(2)	13,410	11,793
1.76% (SOFR + 0.73%), 01/24/2025(2)	34,030	32,934
1.95% (SOFR + 0.91%), 10/21/2027(2)	20,405	18,230
1.99% (SOFR + 1.09%), 01/27/2032(2)	2,820	2,253
2.38% (SOFR + 1.25%), 07/21/2032(2)	25,611	20,793
2.62% (SOFR + 1.28%), 04/22/2032(2)	3,899	3,248
2.65% (SOFR + 1.26%), 10/21/2032(2)	19,784	16,347
3.10% (SOFR + 1.41%), 02/24/2033(2)	1,761	1,512
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)	6,686	6,486
3.50%, 04/01/2025	11,008	10,689
4.48% (SOFR + 1.73%), 08/23/2028(2)	6,325	6,186
Grupo Aval Ltd.
4.38%, 02/04/2030(1)	383	296
Guardian Life Global Funding
1.63%, 09/16/2028(1)	5,000	4,238
Hartford Financial Services Group, Inc.
5.95%, 10/15/2036	739	777
Healthcare Realty Holdings LP
2.00%, 03/15/2031	7,780	6,071
2.05%, 03/15/2031	783	594
2.40%, 03/15/2030	2,955	2,360
3.10%, 02/15/2030	4,831	4,186
3.50%, 08/01/2026	2,000	1,860
3.63%, 01/15/2028	232	211

Healthpeak OP LLC
2.88%, 01/15/2031	1,980	1,699
3.40%, 02/01/2025	160	155
3.50%, 07/15/2029	231	212
Highwoods Realty LP
4.13%, 03/15/2028	358	317
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(2)	10,490	9,245
1.65% (SOFR + 1.54%), 04/18/2026(2)	2,982	2,723
2.01% (SOFR + 1.73%), 09/22/2028(2)	26,400	22,615
2.10% (SOFR + 1.93%), 06/04/2026(2)	5,008	4,599
2.21% (SOFR + 1.29%), 08/17/2029(2)	17,585	14,745
2.36% (SOFR + 1.95%), 08/18/2031(2)	3,372	2,718
2.80% (SOFR + 1.19%), 05/24/2032(2)	11,365	9,281
2.85% (SOFR + 2.39%), 06/04/2031(2)	34,997	29,399
2.87% (SOFR + 1.41%), 11/22/2032(2)	40,000	32,438
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)	13,200	11,909
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(2)	3,200	3,037
4.76% (SOFR + 2.11%), 06/09/2028(2)	2,075	2,010
5.40% (SOFR + 2.87%), 08/11/2033(2)	2,265	2,239
6.16% (SOFR + 1.97%), 03/09/2029(2)	12,000	12,337
6.25% (SOFR + 2.39%), 03/09/2034(2)	1,242	1,298
6.33% (SOFR + 2.65%), 03/09/2044(2)	4,320	4,563
Huarong Finance 2017 Co. Ltd.
4.95%, 11/07/2047	400	240
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/2030	200	136
3.88%, 11/13/2029	200	138
4.50%, 05/29/2029	200	144
Hudson Pacific Properties LP
3.95%, 11/01/2027	10,372	7,116
5.95%, 02/15/2028	1,845	1,397
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	1,265	1,088
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	21,260	16,651
2.10%, 06/15/2030	3,955	3,326
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	4,565	3,502
2.30%, 11/15/2028	1,475	1,236
4.15%, 04/15/2032	4,360	3,908
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,500	1,465
6.25%, 01/15/2036	1,430	1,471
6.45%, 06/08/2027	3,660	3,773
6.50%, 01/20/2043	1,125	1,153
JP Morgan Chase & Co.
0.97% (3 Month Term SOFR + 0.58%), 06/23/2025(2)	31,140	29,499
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(2)	1,897	1,693
1.47% (SOFR + 0.77%), 09/22/2027(2)	8,340	7,355
1.58% (SOFR + 0.89%), 04/22/2027(2)	23,223	20,865
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)	2,252	1,787
1.95% (SOFR + 1.07%), 02/04/2032(2)	5,064	4,074
2.01% (3 Month Term SOFR + 1.59%), 03/13/2026(2)	4,584	4,320
2.07% (SOFR + 1.02%), 06/01/2029(2)	3,659	3,175
2.18% (SOFR + 1.89%), 06/01/2028(2)	2,402	2,152
2.52% (SOFR + 2.04%), 04/22/2031(2)	10,775	9,211
2.55% (SOFR + 1.18%), 11/08/2032(2)	18,044	14,960
2.58% (SOFR + 1.25%), 04/22/2032(2)	6,326	5,324
2.74% (SOFR + 1.51%), 10/15/2030(2)	8,369	7,306
2.95% (SOFR + 1.17%), 02/24/2028(2)	14,856	13,768
2.96% (SOFR + 2.52%), 05/13/2031(2)	4,470	3,864
2.96% (SOFR + 1.26%), 01/25/2033(2)	21,555	18,431
4.49% (3 Month Term SOFR + 3.79%), 03/24/2031(2)	13,825	13,431
JPMorgan Chase & Co.
0.82% (SOFR + 0.54%), 06/01/2025(2)	5,635	5,340
3.54% (3 Month LIBOR USD + 1.38%), 05/01/2028(2)	2,000	1,891
3.70% (3 Month LIBOR USD + 1.16%), 05/06/2030(2)	950	883
4.57% (SOFR + 1.75%), 06/14/2030(2)	1,172	1,141
4.59% (SOFR + 1.80%), 04/26/2033(2)	5,650	5,471
KBC Group NV
5.80% (1 Year CMT Index + 2.10%), 01/19/2029(1)(2)	900	905
Kilroy Realty LP
2.65%, 11/15/2033	120	75
Kimco Realty OP LLC
3.25%, 08/15/2026	1,665	1,562
Life Storage LP
2.20%, 10/15/2030	4,425	3,631
2.40%, 10/15/2031	8,544	6,887
3.88%, 12/15/2027	2,475	2,340
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)	14,105	12,393
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	420	384
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(2)	1,675	1,628

4.45%, 05/08/2025		3,665	3,565
4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2171(2)(9)	EUR	7,781	7,584
4.98% (1 Year CMT Index + 2.30%), 08/11/2033(2)		$12,190	11,670
Logan Group Co. Ltd.
4.25%, 07/12/2025		2,205	498
4.85%, 12/14/2026		2,995	666
LSEGA Financing Plc
2.00%, 04/06/2028(1)		6,811	5,847
LXP Industrial Trust
2.38%, 10/01/2031		2,050	1,579
Macquarie Group Ltd.
1.34% (SOFR + 1.07%), 01/12/2027(1)(2)		10,480	9,351
2.87% (SOFR + 1.53%), 01/14/2033(1)(2)		14,785	11,975
4.44% (SOFR + 2.41%), 06/21/2033(1)(2)		6,445	5,856
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		2,426	2,047
5.45%, 03/15/2053		1,379	1,420
5.75%, 11/01/2032		2,000	2,147
Metropolitan Life Global Funding I
5.15%, 03/28/2033(1)		5,610	5,655
Mitsubishi UFJ Financial Group, Inc.
5.72% (1 Year CMT Index + 1.08%), 02/20/2026(2)		4,594	4,606
Morgan Stanley
0.00%, 04/02/2032(4)(17)		14,800	9,126
0.73% (SOFR + 0.62%), 04/05/2024(2)		10,953	10,950
1.16% (SOFR + 0.56%), 10/21/2025(2)		29,255	27,320
1.51% (SOFR + 0.86%), 07/20/2027(2)		3,292	2,926
1.59% (SOFR + 0.88%), 05/04/2027(2)		17,113	15,336
1.79% (SOFR + 1.03%), 02/13/2032(2)		11,356	8,915
1.93% (SOFR + 1.02%), 04/28/2032(2)		9,502	7,475
2.24% (SOFR + 1.18%), 07/21/2032(2)		38,476	30,872
2.48% (SOFR + 1.00%), 01/21/2028(2)		22,470	20,523
2.48% (SOFR + 1.36%), 09/16/2036(2)		6,600	5,014
2.51% (SOFR + 1.20%), 10/20/2032(2)		3,577	2,930
2.70% (SOFR + 1.14%), 01/22/2031(2)		14,356	12,363
2.72% (SOFR + 1.15%), 07/22/2025(2)		4,386	4,227
2.94% (SOFR + 1.29%), 01/21/2033(2)		8,924	7,560
3.22% (SOFR + 1.49%), 04/22/2042(2)		751	579
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)		2,676	2,671
3.95%, 04/23/2027		12,406	11,994
5.00%, 11/24/2025		8,000	7,930
5.11% (SOFR + 0.46%), 01/25/2024(2)		19,380	19,320
5.95% (5 Year CMT Index + 2.43%), 01/19/2038(2)		1,160	1,154
6.34% (SOFR + 2.56%), 10/18/2033(2)		19,319	21,100
National General Holdings Corp.
6.75%, 05/15/2024(1)		12,910	12,924
National Retail Properties, Inc.
3.00%, 04/15/2052		687	429
3.10%, 04/15/2050		1,139	724
4.80%, 10/15/2048		1,354	1,148
Nationwide Building Society
0.55%, 01/22/2024(1)		16,400	15,794
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650	5,096
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600	7,934
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,000	3,967
Nationwide Mutual Insurance Co.
7.16% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		6,180	6,155
Natwest Group Plc
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(2)		28,415	27,885
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)		12,170	10,730
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)		4,390	4,122
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)		2,900	2,785
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)		6,600	6,419
5.52% (1 Year CMT Index + 2.27%), 09/30/2028(2)		5,115	5,068
New York Life Global Funding
0.85%, 01/15/2026(1)		12,430	11,201
2.35%, 07/14/2026(1)		1,000	927
New York Life Insurance Co.
3.75%, 05/15/2050(1)		2,736	2,206
Nomura Holdings, Inc.
2.17%, 07/14/2028		19,200	16,025
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)		2,420	1,774
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027		5,520	4,717
Old Republic International Corp.
3.88%, 08/26/2026		5,155	4,934
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033		8,700	6,363
ORIX Corp.
5.20%, 09/13/2032		7,445	7,501
Owl Rock Capital Corp.
2.63%, 01/15/2027		7,570	6,400
2.88%, 06/11/2028		7,985	6,475

Owl Rock Technology Finance Corp.
2.50%, 01/15/2027		10,635	8,816
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(1)		1,247	1,235
Physicians Realty LP
2.63%, 11/01/2031		5,885	4,636
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034(2)		10,718	10,573
6.04% (SOFR + 2.14%), 10/28/2033(2)		8,655	9,107
Prologis LP
1.25%, 10/15/2030		670	527
1.75%, 02/01/2031		704	569
2.25%, 04/15/2030		4,656	3,950
Realty Income Corp.
2.20%, 06/15/2028		1,212	1,069
3.25%, 01/15/2031		809	713
3.40%, 01/15/2028		3,938	3,698
3.95%, 08/15/2027		4,030	3,883
Regency Centers LP
3.60%, 02/01/2027		1,442	1,380
3.70%, 06/15/2030		1,359	1,226
4.13%, 03/15/2028		970	920
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895	875
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)		8,290	7,420
3.63%, 03/01/2029		4,385	3,765
3.88%, 03/01/2031(1)		29,710	24,634
4.00%, 10/15/2033(1)		29,285	23,248
Sabra Health Care LP
3.20%, 12/01/2031		3,440	2,523
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,255	5,666
3.50%, 06/07/2024		50	49
Santander UK Group Holdings Plc
1.09% (SOFR + 0.79%), 03/15/2025(2)		23,040	21,772
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)		6,242	5,569
1.67% (SOFR + 0.99%), 06/14/2027(2)		11,405	9,927
2.47% (SOFR + 1.22%), 01/11/2028(2)		800	704
2.90% (SOFR + 1.48%), 03/15/2032(2)		24,900	20,093
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)		4,990	4,571
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(2)		14,535	14,333
6.53% (SOFR + 2.60%), 01/10/2029(2)		13,600	13,827
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049		1,300	110
Shimao Group Holdings Ltd.
3.45%, 01/11/2031		5,645	787
4.60%, 07/13/2030		400	55
4.75%, 07/03/2023(6)		4,359	629
5.20%, 01/16/2027		4,595	640
5.60%, 07/15/2026		3,025	421
6.13%, 02/21/2024		1,275	178
Simon Property Group LP
2.65%, 07/15/2030		3,540	2,995
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029		1,725	670
4.75%, 01/14/2030		3,305	1,421
SiriusPoint Ltd.
4.60%, 11/01/2026(1)		2,520	2,117
SITE Centers Corp.
3.63%, 02/01/2025		1,914	1,811
4.25%, 02/01/2026		2,500	2,385
4.70%, 06/01/2027		8,000	7,553
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400	8,193
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705	6,034
4.25%, 04/14/2025(1)		2,340	2,194
4.75%, 11/24/2025(1)		9,285	8,685
6.69% (1 Year CMT Index + 2.95%), 01/10/2034(1)(2)		19,000	19,421
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)		2,500	2,372
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100	40,774
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)		3,241	3,054
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	32,243
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853	21,230
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	11,786
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(4)	EUR	3,876	4,046
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026		$13,915	14,049
Sunac China Holdings Ltd.
7.00%, 07/09/2025		700	165
Synchrony Bank
5.63%, 08/23/2027		7,710	7,077

Synchrony Financial
4.25%, 08/15/2024		5,145	4,863
4.38%, 03/19/2024		9,540	9,169
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		3,665	2,642
4.27%, 05/15/2047(1)		515	434
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500	7,301
4.90%, 09/15/2044(1)		1,505	1,391
Times China Holdings Ltd.
5.75%, 01/14/2027		5,214	761
6.20%, 03/22/2026		1,950	286
6.75%, 07/08/2025		1,715	250
UBS Group AG
5.71% (1 Year CMT Index + 1.55%), 01/12/2027(1)(2)		3,050	3,022
5.96% (1 Year CMT Index + 2.20%), 01/12/2034(1)(2)		13,100	13,444
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)		6,036	5,268
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,353
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		1,930	1,590
7.83%, 12/04/2023(1)		13,400	13,468
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	1,114	1,359
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028(1)		$1,671	1,621
US Bancorp
2.22% (SOFR + 0.73%), 01/27/2028(2)		17,045	15,306
4.84% (SOFR + 1.60%), 02/01/2034(2)		14,971	14,527
5.85% (SOFR + 2.09%), 10/21/2033(2)		8,795	9,187
VICI Properties LP
4.75%, 02/15/2028		3,129	2,966
4.95%, 02/15/2030		3,879	3,640
5.13%, 05/15/2032		8,032	7,567
5.63%, 05/15/2052		6,534	5,884
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027(1)		7,421	6,851
3.88%, 02/15/2029(1)		8,130	7,229
4.13%, 08/15/2030(1)		2,623	2,317
4.25%, 12/01/2026(1)		11,926	11,127
4.50%, 09/01/2026(1)		12,405	11,669
4.50%, 01/15/2028(1)		2,144	1,985
4.63%, 06/15/2025(1)		8,280	8,005
4.63%, 12/01/2029(1)		3,570	3,250
5.63%, 05/01/2024(1)		6,145	6,091
5.75%, 02/01/2027(1)		3,177	3,119
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)		67	52
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)		8,250	7,760
2.39% (SOFR + 2.10%), 06/02/2028(2)		13,964	12,574
2.57% (SOFR + 1.26%), 02/11/2031(2)		4,803	4,070
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030(2)		17,525	15,230
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)		5,739	5,396
3.35% (SOFR + 1.50%), 03/02/2033(2)		37,537	32,535
3.53% (SOFR + 1.51%), 03/24/2028(2)		21,860	20,625
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028(2)		4,315	4,065
4.30%, 07/22/2027		1,344	1,303
5.01% (SOFR + 4.50%), 04/04/2051(2)		3,925	3,691
Welltower OP LLC
4.00%, 06/01/2025		4,690	4,554
4.50%, 01/15/2024		650	643
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	8,999
WP Carey, Inc.
2.40%, 02/01/2031		2,789	2,276

Total Financials			3,502,873

Government – 0.01%
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200	629
International Finance Corp.
8.00%, 10/09/2023	IDR	9,100,000	613
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/2030(1)		$1,700	1,513

Total Government			2,755

Industrials – 1.40%
Agilent Technologies, Inc.
2.10%, 06/04/2030		894	747
Amcor Finance USA, Inc.
3.63%, 04/28/2026		12,260	11,802
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027(1)		1,320	1,041
5.25%, 08/15/2027(1)		5,681	4,479
Arrow Electronics, Inc.
6.13%, 03/01/2026		11,340	11,366
Artera Services LLC
9.03%, 12/04/2025(1)		6,400	5,505

Avnet, Inc.
5.50%, 06/01/2032	5,440	5,301
6.25%, 03/15/2028	22,975	23,387
BAE Systems Plc
3.40%, 04/15/2030(1)	18,977	17,421
Berry Global, Inc.
1.57%, 01/15/2026	1,800	1,634
1.65%, 01/15/2027	2,000	1,751
4.88%, 07/15/2026(1)	18,610	18,139
5.50%, 04/15/2028(1)	3,190	3,180
Boeing Co.
1.43%, 02/04/2024	16,015	15,473
2.20%, 02/04/2026	19,000	17,629
2.25%, 06/15/2026	2,170	1,995
2.95%, 02/01/2030	2,790	2,462
3.10%, 05/01/2026	370	350
3.20%, 03/01/2029	1,855	1,695
3.38%, 06/15/2046	5,810	4,123
3.75%, 02/01/2050	2,346	1,776
3.90%, 05/01/2049	780	589
3.95%, 08/01/2059	963	707
4.88%, 05/01/2025	3,005	2,999
5.15%, 05/01/2030	3,400	3,421
5.71%, 05/01/2040	6,551	6,627
5.81%, 05/01/2050	5,040	5,074
5.93%, 05/01/2060	8,966	8,955
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	1,006	703
4.05%, 06/15/2048	2,035	1,781
4.13%, 06/15/2047	638	565
4.45%, 01/15/2053	824	770
5.05%, 03/01/2041	1,184	1,192
Cemex SAB de CV
3.88%, 07/11/2031(1)	24,365	20,299
5.13% (5 Year CMT Index + 4.53%), 09/08/2171(1)(2)	5,670	5,077
5.20%, 09/17/2030(1)	8,900	8,209
5.45%, 11/19/2029(1)	3,460	3,257
CNH Industrial Capital LLC
1.95%, 07/02/2023	1,296	1,283
CSX Corp.
4.25%, 11/01/2066	1,170	966
4.30%, 03/01/2048	904	800
4.50%, 03/15/2049	902	819
4.50%, 11/15/2052	897	820
4.75%, 11/15/2048	714	668
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,630	1,576
5.40%, 02/01/2027	415	403
Flex Ltd.
6.00%, 01/15/2028	4,845	4,964
General Dynamics Corp.
2.25%, 06/01/2031	1,334	1,149
HTA Group Ltd.
7.00%, 12/18/2025(1)	295	279
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	684	641
3.84%, 05/01/2025	3,995	3,904
4.20%, 05/01/2030	3,756	3,515
IHS Holding Ltd.
5.63%, 11/29/2026(1)	606	508
6.25%, 11/29/2028(1)	382	306
Jabil, Inc.
1.70%, 04/15/2026	4,870	4,372
3.00%, 01/15/2031	2,470	2,075
Keysight Technologies, Inc.
3.00%, 10/30/2029	5,800	5,164
Klabin Austria GmbH
3.20%, 01/12/2031(1)	267	220
L3Harris Technologies, Inc.
1.80%, 01/15/2031	6,863	5,547
3.85%, 12/15/2026	2,081	2,029
4.40%, 06/15/2028	961	942
4.40%, 06/15/2028	5,916	5,796
Lockheed Martin Corp.
1.85%, 06/15/2030	2,412	2,047
3.60%, 03/01/2035	4,285	4,002
3.90%, 06/15/2032	3,762	3,656
5.25%, 01/15/2033	5,260	5,617
Mexico City Airport Trust
4.25%, 10/31/2026(17)	374	359
Norfolk Southern Corp.
2.90%, 08/25/2051	799	531
3.05%, 05/15/2050	1,590	1,100
3.16%, 05/15/2055	792	541
3.40%, 11/01/2049	815	597

4.05%, 08/15/2052		2,331	1,921
4.55%, 06/01/2053		1,125	1,011
Northrop Grumman Corp.
3.85%, 04/15/2045		659	552
4.03%, 10/15/2047		1,906	1,660
4.95%, 03/15/2053		3,629	3,618
5.25%, 05/01/2050		3,459	3,582
OT Merger Corp.
7.88%, 10/15/2029(1)		4,250	2,508
Otis Worldwide Corp.
2.57%, 02/15/2030		639	560
Owens Corning
3.88%, 06/01/2030		612	566
Penske Truck Leasing Co. LP
4.00%, 07/15/2025(1)		2,239	2,169
Penske Truck Leasing Co. LP / PTL Finance Corp.
4.20%, 04/01/2027(1)		1,635	1,564
5.70%, 02/01/2028(1)		3,047	3,074
5.88%, 11/15/2027(1)		3,895	3,977
Raytheon Technologies Corp.
2.25%, 07/01/2030		801	686
2.82%, 09/01/2051		5,524	3,832
3.03%, 03/15/2052		4,966	3,594
3.13%, 07/01/2050		1,664	1,241
3.75%, 11/01/2046		3,132	2,589
4.05%, 05/04/2047		917	794
4.13%, 11/16/2028		10,245	10,098
5.38%, 02/27/2053		1,045	1,100
Rolls-Royce Plc
5.75%, 10/15/2027	GBP	2,025	2,380
Ryder System, Inc.
5.65%, 03/01/2028		$3,631	3,679
Siemens Financieringsmaatschappij NV
1.70%, 03/11/2028(1)		250	220
2.15%, 03/11/2031(1)		689	586
Simpar Europe SA
5.20%, 01/26/2031(1)		430	314
TD SYNNEX Corp.
1.75%, 08/09/2026		10,725	9,396
Textron, Inc.
3.00%, 06/01/2030		23,695	21,169
3.38%, 03/01/2028		2,893	2,693
3.90%, 09/17/2029		3,015	2,842
TransDigm, Inc.
6.75%, 08/15/2028(1)		3,793	3,831
Transnet SOC Ltd.
8.25%, 02/06/2028(1)		765	761
Trimble, Inc.
6.10%, 03/15/2033		13,375	13,502
Trivium Packaging Finance BV
8.50%, 08/15/2027(1)		1,000	910
Union Pacific Corp.
3.84%, 03/20/2060		4,951	4,008
3.85%, 02/14/2072		1,667	1,312
Vulcan Materials Co.
3.50%, 06/01/2030		1,400	1,279
Waste Management, Inc.
2.95%, 06/01/2041		1,074	822
Waste Pro USA, Inc.
5.50%, 02/15/2026(1)		4,920	4,525
WRKCo, Inc.
3.75%, 03/15/2025		815	791
4.00%, 03/15/2028		1,325	1,266

Total Industrials			415,659

Technology – 1.51%
Amdocs Ltd.
2.54%, 06/15/2030		10,403	8,771
Apple, Inc.
2.55%, 08/20/2060		843	556
2.65%, 05/11/2050		1,728	1,218
2.80%, 02/08/2061		2,599	1,769
3.85%, 05/04/2043		1,250	1,136
4.10%, 08/08/2062		717	639
Applied Materials, Inc.
3.30%, 04/01/2027		1,422	1,373
Autodesk, Inc.
2.40%, 12/15/2031		855	711
Broadcom, Inc.
2.45%, 02/15/2031(1)		18,444	15,100
2.60%, 02/15/2033(1)		4,450	3,490
3.14%, 11/15/2035(1)		6,380	4,907
3.42%, 04/15/2033(1)		9,129	7,638
3.47%, 04/15/2034(1)		10,175	8,357
4.15%, 11/15/2030		8,850	8,208
4.93%, 05/15/2037(1)		9,774	8,888

Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	651	622
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	3,325	2,991
3.25%, 02/15/2029	4,035	3,549
3.28%, 12/01/2028	6,400	5,638
3.57%, 12/01/2031	44,205	38,021
4.25%, 04/01/2028	1,910	1,780
CGI, Inc.
2.30%, 09/14/2031	14,300	11,294
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	2,041	2,036
5.25%, 02/01/2028	2,580	2,605
Entegris Escrow Corp.
4.75%, 04/15/2029(1)	19,155	18,109
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 07/15/2026(1)	218	28
Fiserv, Inc.
5.60%, 03/02/2033	12,420	12,881
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	3,281	3,281
5.90%, 10/01/2024	6,385	6,466
HP, Inc.
2.65%, 06/17/2031	1,690	1,378
Intel Corp.
4.88%, 02/10/2028	12,076	12,270
KLA Corp.
3.30%, 03/01/2050	2,310	1,766
4.95%, 07/15/2052	2,892	2,866
5.00%, 03/15/2049	834	818
5.25%, 07/15/2062	2,318	2,347
Lam Research Corp.
2.88%, 06/15/2050	914	645
Leidos, Inc.
2.30%, 02/15/2031	627	509
5.75%, 03/15/2033	11,560	11,815
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	4,926
2.95%, 04/15/2031	4,805	4,012
Microchip Technology, Inc.
0.98%, 09/01/2024	4,290	4,050
Micron Technology, Inc.
4.19%, 02/15/2027	5,359	5,186
4.66%, 02/15/2030	15,005	14,406
5.33%, 02/06/2029	6,490	6,529
5.88%, 02/09/2033	10,870	10,990
6.75%, 11/01/2029	3,435	3,649
Microsoft Corp.
3.95%, 08/08/2056	933	842
NCR Corp.
5.13%, 04/15/2029(1)	3,000	2,596
5.25%, 10/01/2030(1)	3,500	2,857
NVIDIA Corp.
3.50%, 04/01/2050	706	578
NXP BV
5.35%, 03/01/2026	4,701	4,714
NXP BV / NXP USA, Inc.
2.70%, 05/01/2025	169	160
3.15%, 05/01/2027	5,302	4,911
3.40%, 05/01/2030	1,520	1,367
4.30%, 06/18/2029	5,590	5,369
4.40%, 06/01/2027	1,715	1,694
Open Text Corp.
3.88%, 02/15/2028(1)	380	339
6.90%, 12/01/2027(1)	6,455	6,659
Open Text Holdings, Inc.
4.13%, 02/15/2030(1)	3,060	2,625
Oracle Corp.
2.80%, 04/01/2027	2,410	2,241
2.88%, 03/25/2031	3,790	3,243
3.60%, 04/01/2040	18,637	14,465
3.60%, 04/01/2050	15,371	10,903
3.65%, 03/25/2041	770	594
3.80%, 11/15/2037	937	778
3.85%, 07/15/2036	6,000	5,128
3.85%, 04/01/2060	5,972	4,166
3.95%, 03/25/2051	16,267	12,241
4.00%, 07/15/2046	11,971	9,133
4.00%, 11/15/2047	4,860	3,707
4.10%, 03/25/2061(17)	11,097	8,162
4.13%, 05/15/2045	9,108	7,152
4.30%, 07/08/2034	1,886	1,729
5.55%, 02/06/2053	3,844	3,660
6.13%, 07/08/2039	679	706
6.15%, 11/09/2029	8,005	8,526

6.25%, 11/09/2032	2,500	2,689
6.90%, 11/09/2052	8,595	9,634
QUALCOMM, Inc.
4.25%, 05/20/2032	4,510	4,512
4.50%, 05/20/2052	4,518	4,211
4.80%, 05/20/2045	593	591
Roper Technologies, Inc.
1.40%, 09/15/2027	943	818
Salesforce, Inc.
3.05%, 07/15/2061	1,429	981
Seagate HDD Cayman
4.09%, 06/01/2029	365	322
9.63%, 12/01/2032(1)	746	836
SK Hynix, Inc.
6.38%, 01/17/2028(1)	2,810	2,826
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340	1,204
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,330
TSMC Global Ltd.
1.00%, 09/28/2027(1)	661	569
VMware, Inc.
1.80%, 08/15/2028	1,464	1,236
2.20%, 08/15/2031	4,739	3,752
Western Digital Corp.
2.85%, 02/01/2029	4,080	3,315
4.75%, 02/15/2026	8,800	8,443

Total Technology		448,738

Utilities – 2.13%
AEP Texas, Inc.
2.10%, 07/01/2030	671	558
3.45%, 01/15/2050	2,254	1,661
3.80%, 10/01/2047	869	673
3.95%, 06/01/2028	2,112	2,033
AEP Transmission Co. LLC
2.75%, 08/15/2051	1,644	1,093
3.65%, 04/01/2050	2,696	2,137
3.80%, 06/15/2049	781	648
4.50%, 06/15/2052	3,654	3,341
5.40%, 03/15/2053	1,545	1,609
AES Corp.
2.45%, 01/15/2031	4,485	3,651
3.95%, 07/15/2030(1)	2,040	1,826
Alabama Power Co.
3.75%, 03/01/2045	1,569	1,262
4.30%, 01/02/2046	895	779
4.30%, 07/15/2048	800	692
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)	925	820
Ameren Illinois Co.
3.25%, 03/15/2050	720	536
3.70%, 12/01/2047	924	759
3.80%, 05/15/2028	1,181	1,147
5.90%, 12/01/2052	692	773
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,350	1,436
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)	10,922	9,196
American Water Capital Corp.
4.15%, 06/01/2049	1,425	1,218
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	1,333	916
3.75%, 08/15/2047	1,765	1,403
4.55%, 06/01/2052	3,130	2,853
Black Hills Corp.
4.35%, 05/01/2033	6,250	5,738
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	1,572	1,197
3.60%, 03/01/2052	1,205	953
4.45%, 10/01/2032	571	566
4.95%, 04/01/2033	1,500	1,532
5.30%, 04/01/2053	1,913	1,980
6.95%, 03/15/2033	896	1,045
Cleco Power LLC
6.00%, 12/01/2040	1,000	1,006
Comision Federal de Electricidad
4.88%, 01/15/2024(17)	374	369
Commonwealth Edison Co.
3.13%, 03/15/2051	1,722	1,236
3.85%, 03/15/2052	805	656
4.35%, 11/15/2045	822	715
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,424	1,271
6.15%, 11/15/2052	681	768

Consumers Energy Co.
3.10%, 08/15/2050	744	536
3.75%, 02/15/2050	1,633	1,329
4.20%, 09/01/2052	5,101	4,483
4.35%, 04/15/2049	794	718
4.63%, 05/15/2033	3,414	3,404
DTE Electric Co.
3.25%, 04/01/2051	1,541	1,143
3.65%, 03/01/2052	760	604
3.75%, 08/15/2047	1,237	998
3.95%, 03/01/2049	1,703	1,433
4.05%, 05/15/2048	558	477
5.40%, 04/01/2053	720	754
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,610	3,097
2.85%, 03/15/2032	1,652	1,436
3.20%, 08/15/2049	1,070	783
3.45%, 04/15/2051	3,353	2,538
3.70%, 12/01/2047	2,500	1,998
3.88%, 03/15/2046	4,803	3,921
3.95%, 03/15/2048	807	672
4.25%, 12/15/2041	1,650	1,463
4.95%, 01/15/2033	1,832	1,882
Duke Energy Corp.
4.30%, 03/15/2028	4,977	4,880
Duke Energy Florida LLC
1.75%, 06/15/2030	1,868	1,543
3.80%, 07/15/2028	1,822	1,773
5.95%, 11/15/2052	3,577	3,980
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	585	613
Duke Energy Progress LLC
2.50%, 08/15/2050	1,900	1,190
3.70%, 09/01/2028	1,393	1,336
4.00%, 04/01/2052	1,539	1,280
4.10%, 03/15/2043	900	774
4.20%, 08/15/2045	1,000	859
5.25%, 03/15/2033	2,065	2,145
Edison International
4.13%, 03/15/2028	737	700
4.95%, 04/15/2025	4,433	4,399
6.95%, 11/15/2029	3,770	4,078
Empresas Publicas de Medellin ESP
4.25%, 07/18/2029(1)	200	153
4.38%, 02/15/2031	1,400	1,009
Enel Finance International NV
1.88%, 07/12/2028(1)	519	437
2.25%, 07/12/2031(1)	496	388
3.50%, 04/06/2028(1)	1,505	1,384
Entergy Louisiana LLC
4.20%, 09/01/2048	2,366	2,051
4.20%, 04/01/2050	893	767
Entergy Mississippi LLC
2.85%, 06/01/2028	2,137	1,950
Evergy Kansas Central, Inc.
5.70%, 03/15/2053	1,445	1,516
Eversource Energy
3.30%, 01/15/2028	1,580	1,481
4.60%, 07/01/2027	9,315	9,326
5.45%, 03/01/2028	4,075	4,223
Exelon Corp.
4.10%, 03/15/2052	1,428	1,172
4.70%, 04/15/2050	1,363	1,235
5.10%, 06/15/2045	1,414	1,338
5.60%, 03/15/2053	2,921	2,975
FirstEnergy Corp.
3.40%, 03/01/2050	2,515	1,725
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	16,876	15,231
4.35%, 01/15/2025(1)	2,000	1,972
4.55%, 04/01/2049(1)	3,972	3,343
Florida Power & Light Co.
3.15%, 10/01/2049	1,466	1,101
3.99%, 03/01/2049	4,715	4,087
Genneia SA
8.75%, 09/02/2027(1)	9	9
Idaho Power Co.
5.50%, 03/15/2053	1,700	1,767
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245	1,146
ITC Holdings Corp.
3.25%, 06/30/2026	2,000	1,902
4.05%, 07/01/2023	3,812	3,799
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)	2,000	1,673
4.30%, 01/15/2026(1)	2,000	1,963

4.70%, 04/01/2024(1)	150	149
Kentucky Utilities Co.
5.45%, 04/15/2033	700	728
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	4,500	4,119
5.99%, 03/06/2033(1)	12,840	13,238
Louisville Gas & Electric Co.
5.45%, 04/15/2033	990	1,029
Metropolitan Edison Co.
4.00%, 04/15/2025(1)	4,000	3,812
4.30%, 01/15/2029(1)	5,000	4,792
5.20%, 04/01/2028(1)	1,105	1,116
MidAmerican Energy Co.
2.70%, 08/01/2052	2,250	1,524
3.15%, 04/15/2050	807	592
3.65%, 04/15/2029	2,749	2,622
3.65%, 08/01/2048	681	551
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	300	253
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	4,105	3,470
NiSource, Inc.
5.25%, 03/30/2028	780	793
Northern States Power Co.
2.60%, 06/01/2051	867	576
3.20%, 04/01/2052	3,638	2,668
3.60%, 09/15/2047	1,800	1,446
4.00%, 08/15/2045	1,000	850
NPC Ukrenergo
6.88%, 11/09/2028	400	63
NRG Energy, Inc.
2.45%, 12/02/2027(1)	2,571	2,200
4.45%, 06/15/2029(1)	5,885	5,336
NSTAR Electric Co.
3.95%, 04/01/2030	902	873
Ohio Power Co.
1.63%, 01/15/2031	1,226	973
2.90%, 10/01/2051	2,238	1,528
6.60%, 02/15/2033	760	842
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	870	894
Oncor Electric Delivery Co. LLC
2.75%, 05/15/2030	632	563
3.10%, 09/15/2049	1,434	1,055
3.70%, 05/15/2050	727	594
4.55%, 09/15/2032	1,796	1,787
4.60%, 06/01/2052	1,281	1,183
Pacific Gas & Electric Co.
2.10%, 08/01/2027	19,308	16,838
2.50%, 02/01/2031	15,565	12,610
2.95%, 03/01/2026	3,265	3,037
3.00%, 06/15/2028	13,949	12,382
3.15%, 01/01/2026	6,569	6,129
3.25%, 06/15/2023	2,670	2,656
3.25%, 06/01/2031	11,300	9,574
3.30%, 03/15/2027	2,052	1,875
3.30%, 12/01/2027	3,700	3,332
3.40%, 08/15/2024	2,476	2,405
3.45%, 07/01/2025	7,760	7,395
3.50%, 06/15/2025	10,754	10,252
3.75%, 02/15/2024	2,914	2,860
3.75%, 07/01/2028	18,444	16,970
3.75%, 08/15/2042	1,883	1,333
3.85%, 11/15/2023	1,259	1,241
4.00%, 12/01/2046	13,182	9,304
4.20%, 03/01/2029	7,834	7,159
4.25%, 08/01/2023	20,431	20,310
4.25%, 03/15/2046	409	302
4.30%, 03/15/2045	10,332	7,773
4.40%, 03/01/2032	11,850	10,662
4.45%, 04/15/2042	7,667	6,011
4.50%, 12/15/2041	3,353	2,645
4.55%, 07/01/2030	40,108	37,586
4.60%, 06/15/2043	1,248	983
4.65%, 08/01/2028	100	94
4.75%, 02/15/2044	6,611	5,306
4.95%, 07/01/2050	6,447	5,311
5.25%, 03/01/2052	5,800	4,935
5.45%, 06/15/2027	3,084	3,052
5.90%, 06/15/2032	7,090	7,083
6.15%, 01/15/2033	1,144	1,174
6.70%, 04/01/2053	520	535
PacifiCorp
3.30%, 03/15/2051	815	601
4.15%, 02/15/2050	380	326

PECO Energy Co.
2.85%, 09/15/2051	2,757	1,883
Pennsylvania Electric Co.
5.15%, 03/30/2026(1)	820	824
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	3,170	3,069
4.38%, 06/01/2039	3,510	3,165
4.45%, 12/01/2047	18,300	16,937
4.67%, 12/01/2051	2,100	1,979
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,028	10,035
4.10%, 09/18/2034	40	36
5.05%, 05/15/2052	4,100	3,806
Promigas SA ESP
3.75%, 10/16/2029(1)	305	241
3.75%, 10/16/2029(17)	378	298
Public Service Co. of Colorado
5.25%, 04/01/2053	8,000	8,149
Public Service Co. of New Hampshire
5.15%, 01/15/2053	1,615	1,636
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000	6,800
Public Service Electric & Gas Co.
2.05%, 08/01/2050	2,065	1,224
2.45%, 01/15/2030	2,722	2,398
3.10%, 03/15/2032	338	302
3.15%, 01/01/2050	1,066	795
4.90%, 12/15/2032	797	815
San Diego Gas & Electric Co.
5.35%, 04/01/2053	2,185	2,250
Southern California Edison Co.
2.25%, 06/01/2030	1,676	1,424
2.50%, 06/01/2031	1,225	1,038
2.85%, 08/01/2029	802	717
4.20%, 03/01/2029	2,860	2,765
5.30%, 03/01/2028	5,465	5,602
5.95%, 11/01/2032	4,108	4,450
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047	1,915	1,637
5.88%, 03/15/2041	7,873	8,218
Southwest Gas Corp.
5.45%, 03/23/2028	2,425	2,448
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000	9,686
5.30%, 04/01/2033	6,950	7,002
Southwestern Public Service Co.
3.15%, 05/01/2050	1,689	1,216
3.75%, 06/15/2049	565	443
Spire, Inc.
3.54%, 02/27/2024	5,000	4,901
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000	2,902
Union Electric Co.
5.45%, 03/15/2053	2,050	2,143
Virginia Electric & Power Co.
4.00%, 01/15/2043	1,067	901
4.45%, 02/15/2044	1,575	1,394
4.65%, 08/15/2043	732	664
Vistra Operations Co. LLC
3.70%, 01/30/2027(1)	6,435	5,939
Wisconsin Power & Light Co.
4.95%, 04/01/2033	1,065	1,072

Total Utilities		633,858

Total Corporate Bonds (Cost: $9,183,330)		8,317,408

Convertible Securities – 0.25%
Communications – 0.09%
DISH Network Corp.
0.00%, 12/15/2025	2,700	1,426
2.38%, 03/15/2024	7,520	6,655
3.38%, 08/15/2026	25,080	12,916
Uber Technologies, Inc.
0.00%, 12/15/2025	6,365	5,600

Total Communications		26,597

Consumer, Cyclical – 0.03%
Peloton Interactive, Inc.
0.00%, 02/15/2026	1,975	1,500
Southwest Airlines Co.
1.25%, 05/01/2025	7,400	8,406

Total Consumer, Cyclical		9,906

Consumer, Non-cyclical – 0.12%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024	10,090	10,352
1.25%, 05/15/2027	8,650	9,022

Livongo Health, Inc.
0.88%, 06/01/2025		5,435	4,786
Teladoc Health, Inc.
1.25%, 06/01/2027		16,800	12,958

Total Consumer, Non-cyclical			37,118

Utilities – 0.01%
PPL Capital Funding, Inc.
2.88%, 03/15/2028(1)		2,005	2,012

Total Utilities			2,012

Total Convertible Securities (Cost: $95,859)			75,633

Government Related – 21.96%
Other Government Related – 1.30%
Africa Finance Corp.
3.88%, 04/13/2024(1)		1,085	1,052
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,479
Angolan Government International Bond
8.75%, 04/14/2032(1)		365	308
Argentina Treasury Bond BONCER
1.45%, 08/13/2023	ARS	718,535	12,944
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804	163
Argentine Republic Government International Bond
0.50%, 07/09/2030(4)		$25,484	7,382
1.00%, 07/09/2029		1,109	310
1.50%, 07/09/2035(4)		4,447	1,156
1.50%, 07/09/2046(4)		115	31
3.50%, 07/09/2041(4)		12,427	3,508
3.88%, 01/09/2038(4)		261	82
Bay Area Toll Authority
7.04%, 04/01/2050		2,790	3,616
Brazilian Government International Bond
3.88%, 06/12/2030		4,400	3,938
4.63%, 01/13/2028		600	586
California State University
2.37%, 11/01/2035		5,520	4,249
Chile Government International Bond
2.45%, 01/31/2031		2,749	2,369
2.55%, 01/27/2032		3,355	2,864
2.55%, 07/27/2033		1,500	1,232
City of New York NY
2.05%, 03/01/2032		2,480	2,023
3.55%, 12/01/2028		3,645	3,484
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,450
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610	1,317
2.83%, 11/01/2041		4,645	3,577
Ciudad Autonoma de Buenos Aires
74.83% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(2)	ARS	401,380	2,033
75.23% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(2)		314,346	1,542
Colombia Government International Bond
3.00%, 01/30/2030		$2,300	1,802
4.13%, 05/15/2051		345	212
4.50%, 01/28/2026		834	799
8.00%, 04/20/2033		475	487
Colombian TES
5.75%, 11/03/2027	COP	4,631,000	804
7.00%, 03/26/2031		1,564,500	258
7.25%, 10/18/2034		2,725,000	418
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		$900	757
2.71%, 10/01/2033		1,290	1,075
Czech Republic Government Bond
0.95%, 05/15/2030(17)	CZK	6,510	233
4.20%, 12/04/2036		6,220	274
5.00%, 09/30/2030		18,740	879
Dominican Republic International Bond
4.50%, 01/30/2030(1)		$3,830	3,330
4.88%, 09/23/2032		1,800	1,526
7.05%, 02/03/2031(1)		432	439
Egypt Government International Bond
5.25%, 10/06/2025		400	315
7.50%, 02/16/2061(17)		701	378
7.60%, 03/01/2029(1)		1,550	1,078
Finance Department Government of Sharjah
6.50%, 11/23/2032(1)		621	631
Ghana Government International Bond
7.63%, 05/16/2029(17)		232	80
Golden State Tobacco Securitization Corp.
2.25%, 06/01/2029		1,300	1,123
3.00%, 06/01/2046		530	490
3.49%, 06/01/2036		1,600	1,337
3.85%, 06/01/2050		2,800	2,528
4.21%, 06/01/2050		7,900	6,181

Hungary Government International Bond
2.13%, 09/22/2031(1)		3,700	2,837
Indonesia Government International Bond
2.85%, 02/14/2030		1,783	1,608
3.05%, 03/12/2051		3,490	2,575
Indonesia Treasury Bond
6.38%, 08/15/2028	IDR	9,510,000	634
8.25%, 05/15/2029		6,883,000	500
9.00%, 03/15/2029		4,494,000	335
Israel Government International Bond
4.50%, 04/03/2120		$1,400	1,170
Los Angeles Community College District
6.60%, 08/01/2042		955	1,189
Los Angeles Unified School District
5.75%, 07/01/2034		170	184
6.76%, 07/01/2034		2,990	3,461
Massachusetts School Building Authority
2.50%, 02/15/2037		4,495	3,462
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065	1,876
5.87%, 11/15/2039		300	301
6.67%, 11/15/2039		140	151
6.81%, 11/15/2040		310	337
Mexican Bonos
5.00%, 03/06/2025	MXN	33,000	1,660
5.75%, 03/05/2026		22,771	1,140
7.50%, 06/03/2027		25,800	1,357
8.50%, 05/31/2029		43,010	2,348
8.50%, 11/18/2038		8,311	440
Mexico Cetes
0.00%, 11/28/2024		925,000	4,268
0.00%, 01/23/2025		316,479	1,436
Mexico Government International Bond
2.66%, 05/24/2031		$12,951	10,807
3.50%, 02/12/2034		773	655
4.50%, 01/31/2050		7,786	6,268
4.75%, 04/27/2032		2,000	1,920
Morocco Government International Bond
6.50%, 09/08/2033(1)		667	687
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		983	1,077
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	1,953
7.41%, 01/01/2040		941	1,193
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		500	569
6.01%, 06/15/2042		255	294
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580	2,101
2.69%, 05/01/2033		1,275	1,054
2.80%, 02/01/2026		1,850	1,767
3.95%, 08/01/2032		1,900	1,775
5.27%, 05/01/2027		5,820	5,976
New York State Dormitory Authority
5.29%, 03/15/2033		830	850
Oman Government International Bond
5.63%, 01/17/2028		3,300	3,294
Panama Government International Bond
2.25%, 09/29/2032		3,170	2,426
3.16%, 01/23/2030		1,954	1,713
3.88%, 03/17/2028		2,308	2,210
4.50%, 04/01/2056		3,232	2,400
6.40%, 02/14/2035		496	517
6.85%, 03/28/2054		240	246
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770	2,450
6.15%, 08/12/2032		5,276	1,281
6.95%, 08/12/2031		5,192	1,343
Peruvian Government International Bond
1.86%, 12/01/2032		$1,775	1,341
2.78%, 01/23/2031		720	615
2.84%, 06/20/2030		1,370	1,197
3.55%, 03/10/2051		2,819	2,060
4.13%, 08/25/2027		3,831	3,753
5.94%, 02/12/2029	PEN	5,487	1,376
5.94%, 02/12/2029(1)		11,100	2,784
6.15%, 08/12/2032(1)		1,752	425
6.35%, 08/12/2028(1)		3,244	841
6.90%, 08/12/2037(1)		340	85
6.95%, 08/12/2031		593	153
6.95%, 08/12/2031(1)		4,375	1,132
8.20%, 08/12/2026(1)		15,908	4,425
Philippine Government International Bond
3.00%, 02/01/2028		$3,452	3,247
3.20%, 07/06/2046		3,645	2,700

Port Authority of New York & New Jersey
4.93%, 10/01/2051		425	431
4.96%, 08/01/2046		1,010	1,025
5.65%, 11/01/2040		825	891
Provincia de Buenos Aires
73.66% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,284,476	6,472
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(6)		$100	69
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,545	7,898
Republic of Argentina
0.00%, 05/19/2023	ARS	154,000	1,418
Republic of Poland Government International Bond
4.25%, 02/14/2043(17)	EUR	620	651
4.88%, 10/04/2033		$1,674	1,666
5.75%, 11/16/2032		517	549
Republic of South Africa Government Bond
9.00%, 01/31/2040	ZAR	9,266	423
10.50%, 12/21/2026		1,574,700	94,058
Republic of South Africa Government International Bond
4.30%, 10/12/2028		$834	748
4.85%, 09/30/2029		2,935	2,631
5.88%, 04/20/2032		2,000	1,815
Romanian Government International Bond
2.13%, 03/07/2028(17)	EUR	397	367
3.00%, 02/14/2031		$3,400	2,794
Russian Federal Bond—OFZ
6.10%, 07/18/2035	RUB	111,613	72
Russian Foreign Bond—Eurobond
4.25%, 06/23/2027		$1,000	420
5.10%, 03/28/2035		200	82
5.25%, 06/23/2047(1)		200	80
5.25%, 06/23/2047		4,000	1,600
5.63%, 04/04/2042		1,200	762
5.88%, 09/16/2043		2,600	1,625
Saudi Government International Bond
3.25%, 10/22/2030		990	912
3.45%, 02/02/2061(17)		610	431
Serbia International Bond
1.65%, 03/03/2033(1)	EUR	2,900	2,069
3.13%, 05/15/2027(1)		1,494	1,460
State of California
4.60%, 04/01/2038		$395	385
7.55%, 04/01/2039		2,705	3,502
State of Illinois
5.10%, 06/01/2033		5,305	5,292
6.73%, 04/01/2035		70	75
7.35%, 07/01/2035		51	56
State of Israel
3.80%, 05/13/2060		16,900	13,110
State of Texas
5.52%, 04/01/2039		1,720	1,890
Turkey Government International Bond
4.25%, 03/13/2025		400	375
4.88%, 04/16/2043		945	625
5.75%, 05/11/2047		2,800	1,980
6.13%, 10/24/2028		2,700	2,427
7.63%, 04/26/2029		8,600	8,170
Turkiye Ihracat Kredi Bankasi AS
8.25%, 01/24/2024(1)		1,000	999
University of California
4.86%, 05/15/2112		743	692
Uruguay Government International Bond
4.38%, 10/27/2027		1,783	1,784
5.10%, 06/18/2050		1,868	1,869
Venezuela Government International Bond
6.00%, 12/09/2049(6)		30	2
7.00%, 03/31/2038(6)		187	19
7.65%, 04/21/2025(6)		534	55
7.75%, 10/13/2099(6)		100	7
8.25%, 10/13/2024(6)		7,294	748
9.00%, 05/07/2023(6)		110	11
9.00%, 05/07/2023(6)		7,405	759
9.25%, 09/15/2027(6)		1,049	108
9.25%, 05/07/2028(6)		420	43
11.75%, 10/21/2026(6)		120	12
11.95%, 08/05/2031(6)		3,200	328

Total Other Government Related			385,100

U.S. Treasury Obligations – 20.66%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2024(10)		68,100	66,770
0.13%, 10/15/2024(10)		57,790	56,442
0.13%, 07/15/2030(10)		11,342	10,552
0.13%, 01/15/2031(10)		1,839	1,699
0.13%, 07/15/2031(10)		2,456	2,261

0.25%, 07/15/2029(10)(11)	42,020	39,811
0.25%, 02/15/2050(10)	3,980	2,884
0.38%, 07/15/2023(10)	81,465	81,704
0.50%, 04/15/2024(10)	29,062	28,593
0.63%, 01/15/2024(10)	71,981	71,369
0.63%, 07/15/2032(10)	80,932	77,298
0.63%, 02/15/2043(10)	390	329
0.75%, 02/15/2042(10)	662	578
0.75%, 02/15/2045(10)	4,447	3,785
0.88%, 02/15/2047(10)	4,462	3,860
1.00%, 02/15/2046(10)	2,525	2,257
1.00%, 02/15/2048(10)	4,004	3,563
1.00%, 02/15/2049(10)	6,670	5,928
1.13%, 01/15/2033(10)	65,517	65,346
1.38%, 02/15/2044(10)	642	621
1.50%, 02/15/2053(10)	120	121
1.63%, 10/15/2027(10)	176,968	180,411
2.13%, 02/15/2040(10)	277	306
2.13%, 02/15/2041(10)	410	452
U.S. Treasury Note/Bond
0.25%, 03/15/2024	56,518	54,224
0.38%, 09/15/2024	56,518	53,398
0.38%, 04/30/2025	83,692	77,625
0.38%, 09/30/2027	12,333	10,665
0.50%, 03/31/2025	83,692	78,060
0.50%, 04/30/2027	42,629	37,532
0.50%, 05/31/2027	42,629	37,407
0.50%, 08/31/2027	12,918	11,260
0.63%, 03/31/2027	42,629	37,793
0.75%, 08/31/2026	83,692	75,637
0.88%, 09/30/2026	83,692	75,794
1.13%, 02/29/2028	76,082	67,567
1.13%, 05/15/2040	22,663	15,081
1.13%, 08/15/2040	22,663	14,980
1.25%, 11/30/2026	19,874	18,180
1.25%, 03/31/2028	292,629	261,011
1.25%, 06/30/2028	12,333	10,947
1.25%, 08/15/2031	62,353	52,301
1.38%, 11/15/2031	308,700	260,562
1.38%, 11/15/2040	22,663	15,610
1.38%, 08/15/2050	35,450	21,288
1.50%, 02/15/2030	13,021	11,414
1.63%, 05/15/2031	37,687	32,754
1.63%, 11/15/2050	12,333	7,909
1.75%, 08/15/2041	22,663	16,409
1.88%, 02/28/2027(11)	110,900	103,479
1.88%, 02/15/2032	198,230	173,978
1.88%, 02/15/2051	38,400	26,227
2.00%, 11/15/2041	957,047	722,309
2.00%, 08/15/2051	31,605	22,231
2.25%, 08/15/2049	125,970	94,719
2.25%, 02/15/2052	118,625	88,459
2.38%, 02/15/2042	53,025	42,640
2.38%, 05/15/2051	68,877	52,890
2.50%, 02/15/2045	49,400	39,418
2.63%, 04/15/2025	24,854	24,153
2.75%, 05/15/2025	20,400	19,865
2.75%, 08/15/2032	45,265	42,599
2.75%, 11/15/2047	31,855	26,501
2.88%, 05/15/2032	11,426	10,874
2.88%, 05/15/2049	11,130	9,524
3.00%, 05/15/2045	30,000	26,122
3.00%, 05/15/2047	12,732	11,080
3.00%, 02/15/2048	47,405	41,349
3.00%, 08/15/2048	10,405	9,086
3.00%, 02/15/2049	76,710	67,151
3.00%, 08/15/2052	12,427	10,916
3.13%, 08/15/2044	12,429	11,089
3.13%, 05/15/2048	12,780	11,406
3.25%, 05/15/2042	159,565	147,205
3.38%, 08/15/2042	60,530	56,832
3.38%, 11/15/2048	44,977	42,071
3.50%, 02/15/2033	445,876	446,573
3.63%, 03/31/2028	20,444	20,478
3.63%, 02/15/2053	312,794	310,546
3.88%, 03/31/2025	1,535	1,530
3.88%, 09/30/2029	30,177	30,672
3.88%, 12/31/2029(11)	828,581	843,535
3.88%, 02/15/2043	5,940	5,993
4.00%, 02/29/2028	186,599	189,967
4.00%, 10/31/2029	45,265	46,356
4.00%, 11/15/2042	73,150	75,139
4.00%, 11/15/2052	55,050	58,422
4.38%, 05/15/2040	12,427	13,559
4.50%, 08/15/2039	24,858	27,604

4.63%, 02/28/2025	75,105	75,836

Total U.S. Treasury Obligations		6,142,731

Total Government Related (Cost: $7,087,331)		6,527,831

Mortgage-Backed Obligations – 34.48%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2(1)	4,300	4,019
4.09%, 08/10/2035, Series 2015-1211, Class B(1)(3)	4,700	4,187
4.14%, 08/10/2035, Series 2015-1211, Class C(1)(3)	6,290	5,343
280 Park Avenue 2017-280P Mortgage Trust
5.60% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,277
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(4)	12,157	11,487
Ajax Mortgage Loan Trust 2021-F
1.88%, 06/25/2061, Series 2021-F, Class A(1)(4)	981	879
Alen 2021-ACEN Mortgage Trust
5.83% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	9,855
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	344	341
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	104	100
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	170	164
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	172	166
Alternative Loan Trust 2005-56
6.31% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(2)	3,232	2,831
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,400	5,300
Alternative Loan Trust 2006-HY12
3.56%, 08/25/2036, Series 2006-HY12, Class A5(3)	135	122
Alternative Loan Trust 2006-OA17
4.96% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	10,394	8,234
Alternative Loan Trust 2006-OA22
5.27% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	9,071	7,586
Alternative Loan Trust 2006-OA3
5.25% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	4,071	3,359
Alternative Loan Trust 2006-OA7
4.08% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	8,383	6,495
Alternative Loan Trust 2006-OC5
5.37% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	6,347	5,122
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	12,787	7,444
Alternative Loan Trust 2007-HY7C
5.13% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	1,809	1,527
Alternative Loan Trust 2007-OA2
3.98% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	16,177	13,059
5.11% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	9,411	6,849
Alternative Loan Trust 2007-OA4
5.19% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,253	1,037
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(3)	574	522
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(3)	2,480	2,055
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(3)	2,895	2,395
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(3)	3,192	2,629
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1(1)(3)	6,836	5,585
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(3)	36,841	33,689
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048, Series 2019-1, Class A1(1)(3)	5	5
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(3)	3,024	2,970
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5(1)	525	430
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3(1)	6,700	5,951
AREIT 2022-CRE6 Trust
5.81% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/16/2037, Series 2022-CRE6, Class A(1)(2)	9,039	8,757
Ashford Hospitality Trust 2018-ASHF
6.78% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 04/15/2035, Series 2018-ASHF, Class D(1)(2)	266	247
Ashford Hospitality Trust 2018-KEYS
6.14% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,909
Austin Fairmont Hotel Trust 2019-FAIR
5.93% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155	2,095
6.13% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500	5,306
6.48% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/15/2032, Series 2019-FAIR, Class D(1)(2)	10,145	9,685
Aventura Mall Trust
4.11%, 07/05/2040, Series 2018-AVM, Class A(1)(3)	5,325	4,984
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
6.04% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 09/15/2034, Series 2018-DSNY, Class C(1)(2)	1,800	1,727
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A(1)(3)	6,575	5,941
BAMLL Re-REMIC Trust 2016-RRLD11
5.79%, 06/17/2050, Series 2016-LD11, Class AJB(1)(3)	100	24

Banc of America Commercial Mortgage Trust 2015-UBS7
4.34%, 09/15/2048, Series 2015-UBS7, Class B(3)	167	151
Banc of America Funding 2015-R7 Trust
2.91% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	168	165
Banc of America Funding 2015-R9 Trust
5.05% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	3,476	3,377
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770	5,254
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1(1)(4)	2,052	1,947
Barclays Mortgage Trust 2021-NPL1
2.00%, 11/25/2051, Series 2021-NPL1, Class A(1)(4)	1,819	1,633
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A(1)(4)	6,056	6,126
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(3)	5,257	4,136
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033, Series 2015-GTP, Class C(1)(3)	2,715	2,347
BBCMS 2017-DELC Mortgage Trust
6.01% (1 Month LIBOR USD + 1.33%, 1.20% Floor), 08/15/2036, Series 2017-DELC, Class C(1)(2)	13,718	13,527
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)	2,045	1,641
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)	1,042	954
BCAP LLC 2014-RR2
2.50% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	9,742	9,274
BDS 2022-FL12 LLC
6.83% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A(1)(2)	1,030	1,030
Bear Stearns ALT-A Trust 2005-1
5.97% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)	6,401	5,760
Bear Stearns ARM Trust 2003-3
4.28%, 05/25/2033, Series 2003-3, Class 3A1(3)	350	321
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(3)	435	411
Bear Stearns Mortgage Funding Trust 2007-AR4
5.06% (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)	8,722	7,724
Beast Mortgage Trust
5.43% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 04/15/2036, Series 2021-SSCP, Class A(1)(2)	524	498
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(3)	2,050	1,847
BFLD 2019-DPLO
6.48% (1 Month Term SOFR + 1.65%, 1.65% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650	4,559
BFLD Trust 2020-EYP
6.78% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C(1)(2)	5,140	4,376
BFLD Trust 2020-OBRK
6.99% (1 Month Term SOFR + 2.16%, 2.16% Floor), 11/15/2028, Series 2020-OBRK, Class A(1)(2)	13,350	13,226
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(3)	8,591	6,325
BLP Commercial Mortgage Trust 2023-IND
6.52% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2023-IND, Class A(1)(2)	750	742
BOCA Commercial Mortgage Trust 2022-BOCA
6.60% (1 Month Term SOFR + 1.77%, 1.77% Floor), 05/15/2039, Series 2022-BOCA, Class A(1)(2)	824	800
BPR Trust 2021-NRD
6.78% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B(1)(2)	2,830	2,611
7.08% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C(1)(2)	2,880	2,646
8.38% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D(1)(2)	1,770	1,616
BPR Trust 2022-OANA
6.73% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A(1)(2)	25,012	24,032
BPR Trust 2022-STAR
8.06% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2024, Series 2022-STAR, Class A(1)(2)	8,395	8,373
Braemar Hotels & Resorts Trust 2018-Prime
5.73% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)	3,000	2,870
Brass NO 8 Plc
5.57% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)	270	270
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(3)	3,943	3,604
BX Commercial Mortgage Trust 2019-XL
5.86% (1 Month Term SOFR + 1.03%, 1.03% Floor), 10/15/2036, Series 2019-XL, Class A(1)(2)	16,287	16,102
BX Commercial Mortgage Trust 2020-VIV3
3.54%, 03/09/2044, Series 2020-VIV3, Class B(1)(3)	69	61
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A(1)	180	147
BX Commercial Mortgage Trust 2020-VIVA
3.55%, 03/11/2044, Series 2020-VIVA, Class D(1)(3)	6,370	4,971
BX Commercial Mortgage Trust 2020-VKNG
5.87% (1 Month Term SOFR + 1.04%, 1.04% Floor), 10/15/2037, Series 2020-VKNG, Class A(1)(2)	113	111
BX Commercial Mortgage Trust 2021-CIP
5.61% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 12/15/2038, Series 2021-CIP, Class A(1)(2)	185	178
BX Commercial Mortgage Trust 2022-AHP
6.67% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)	6,753	6,520
BX Commercial Mortgage Trust 2022-CSMO
6.94% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A(1)(2)	20,460	20,152
7.97% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B(1)(2)	12,065	11,793
BX Trust 2018-GW
5.48% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)	2,485	2,429

BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(1)		7,400	6,317
3.94%, 12/09/2041, Series 2019-OC11, Class E(1)(3)		1,300	1,029
BX Trust 2021-ARIA
5.58% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2036, Series 2021-ARIA, Class A(1)(2)		368	353
BX Trust 2021-LBA
5.74% (1 Month Term SOFR + 0.91%, 0.91% Floor), 02/15/2036, Series 2021-LBA, Class AV(1)(2)		381	363
5.74% (1 Month Term SOFR + 0.91%, 0.91% Floor), 02/15/2036, Series 2021-LBA, Class AJV(1)(2)		1,885	1,796
BX Trust 2021-RISE
6.43% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D(1)(2)		13,757	12,888
BX Trust 2021-SDMF
5.27% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 09/15/2034, Series 2021-SDMF, Class A(1)(2)		288	278
BX Trust 2022-GPA
6.99% (1 Month Term SOFR + 2.17%, 2.17% Floor), 10/15/2039, Series 2022-GPA, Class A(1)(2)		6,760	6,675
BX Trust 2022-LBA6
5.83% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A(1)(2)		712	687
BX Trust 2022-VAMF
5.68% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A(1)(2)		519	498
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	3,479
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(4)		8,260	7,544
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039, Series 2019-101C, Class A(1)		5,010	4,382
Canterbury Finance NO 1 Plc
5.43% (Sterling Overnight Index Average + 1.35%), 05/16/2056, Series 1, Class A2(2)	GBP	1,628	2,006
Capitalsource Real Estate Loan Trust
5.46% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)		$1,908	1,751
5.56% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)		1,200	1,011
5.66% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)		700	459
Cassia 2022-1 SRL
5.15% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 2022-1A, Class A(1)(2)	EUR	2,488	2,560
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		$5,185	4,205
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,402	2,318
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1(1)(4)		287	284
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(3)		11,212	10,232
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(3)		13,688	12,523
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(3)		19,420	16,321
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(3)		11,222	9,911
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(3)		18,005	16,000
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(3)		4,477	3,877
CIM Trust 2021-NR2
2.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(4)		5,765	5,492
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(4)		9,917	9,382
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(3)		18,551	16,031
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(3)		8,310	7,355
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(3)		27,829	24,606
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(3)		28,906	25,279
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(3)		23,295	19,271
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1(1)(3)		21,432	19,883
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1(1)(3)		33,690	31,564
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(3)		44,055	42,201
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A(1)(3)		42,601	41,294
Citigroup Commercial Mortgage Trust 2013-375P
3.52%, 05/10/2035, Series 2013-375P, Class C(1)(3)		9,030	7,946
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,294
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(3)		1,458	1,383
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(3)		1,155	951
Cold Storage Trust 2020-ICE5
5.58% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/15/2037, Series 2020-ICE5, Class A(1)(2)		207	202
6.33% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)(17)		3,534	3,423
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(3)		443	410

COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(3)	16,970	14,273
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066(1)(3)	16,770	14,339
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1(1)(3)	25,426	24,300
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1(1)(3)	31,819	30,734
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(1)	2,349	2,108
Comm 2013-CCRE13 Mortgage Trust
4.88%, 11/10/2046, Series 2013-CR13, Class C(3)	7,470	6,900
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990	1,908
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495	2,362
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A(1)	2,000	1,842
3.83%, 02/10/2036, Series 2016-787S, Class C(1)(3)	1,000	865
3.83%, 02/10/2036, Series 2016-787S, Class B(1)(3)	1,700	1,509
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	2,896
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029, Series 2017-PANW, Class B(1)(3)	1,285	1,206
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	5,150	4,698
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)	697	616
Connecticut Avenue Securities Trust 2023-R02
6.87% (30-day Average SOFR + 2.30%), 01/25/2043, Series 2023-R02, Class 1M1(1)(2)	5,782	5,776
Credit Suisse Mortgage Capital Certificates
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(3)	14,951	13,930
Credit Suisse Mortgage Capital Certificates 2019-ICE4
5.66% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 05/15/2036, Series 2019-ICE4, Class A(1)(2)	8,921	8,831
CRSNT Trust 2021-MOON
5.89% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)	20,000	18,203
6.24% (1 Month LIBOR USD + 1.55%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)	12,000	10,860
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,178
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,235
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	64	63
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)	5,255	4,533
4.34%, 09/15/2037, Series 2014-USA, Class C(1)	400	328
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	6,175	4,644
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)	2,736	2,459
3.53%, 08/15/2037, Series 2020-NET, Class C(1)	4,405	3,999
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(3)	7,884	7,738
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(1)(3)	2,371	2,299
CSMC 2021-ADV
6.99% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C(1)(2)	3,400	2,990
CSMC 2021-BHAR
5.84% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 11/15/2038, Series 2021-BHAR, Class A(1)(2)	896	857
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(3)	12,479	10,759
CSMC 2021-RPL11 Trust
3.78%, 10/25/2061, Series 2021-RP11, Class PT(1)(3)	27,066	17,725
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(1)	995	741
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1(1)(3)	11,046	10,827
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(3)	15,493	13,326
CSMC 2022-NWPT
7.97% (1 Month Term SOFR + 3.14%, 3.14% Floor), 09/09/2024, Series 2022-NWPT, Class A(1)(2)	1,867	1,862
CSMC 2022-RPL1 Trust
4.45%, 04/25/2061, Series 2022-RPL1, Class PT(1)(3)	29,774	25,891
CSMC 2022-RPL3 Trust
3.68%, 03/25/2061, Series 2022-RPL3, Class A1(1)(3)	38,280	38,471
CSMC Trust 2013-5R
5.12% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)	304	306
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)	1,160	881
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT(1)	1,270	1,095
DBCG 2017-BBG Mortgage Trust
5.39% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034, Series 2017-BBG, Class A(1)(2)	2,645	2,605
DBGS 2018-5BP Mortgage Trust
6.18% (1 Month LIBOR USD + 1.50%, 1.35% Floor), 06/15/2033, Series 2018-5BP, Class D(1)(2)	5,171	4,516
DBUBS 2017-BRBK Mortgage Trust
3.53%, 10/10/2034, Series 2017-BRBK, Class D(1)(3)	2,540	2,292

DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)		12,545	10,264
Deephaven Residential Mortgage Trust 2021-2
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(3)		1,999	1,714
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(3)		10,120	9,572
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
5.25% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		2,726	2,497
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035, Series 2015-11MD, Class A(1)(3)		870	803
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(3)		1,227	1,139
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(3)		753	696
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(3)		2,812	2,527
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(3)		4,206	3,372
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(3)		4,444	3,457
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(3)		15,122	12,686
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1(1)(4)		77,136	76,365
Eurosail-UK 2007-5np Plc
5.04% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	6,973	7,840
Eurosail-UK 2007-6nc Plc
4.97% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A(2)		151	180
Extended Stay America Trust 2021-ESH
5.77% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$74,913	72,611
Fannie Mae
1.50%, 04/01/2038(12)		1,761	1,548
1.50%, 04/01/2053(12)		1,046	821
2.00%, 04/01/2038(12)		28,076	25,331
2.00%, 05/01/2050(12)		402,800	333,290
2.00%, 04/01/2053(12)		22,541	18,634
2.50%, 04/01/2038(12)		10,863	10,082
2.50%, 04/01/2053(12)		30,677	26,440
2.50%, 05/01/2053(12)		231,050	199,353
3.00%, 04/01/2038(12)		853	809
3.00%, 05/15/2042(12)		167,402	150,360
3.00%, 04/01/2053(12)		5,511	4,945
3.50%, 04/01/2038(12)		205	198
3.50%, 05/01/2042(12)		75,918	70,589
3.50%, 04/01/2053(12)		21,071	19,579
4.00%, 04/01/2038(12)		2,789	2,745
4.00%, 05/01/2042(12)		269,100	257,496
4.00%, 04/01/2053(12)		2,721	2,602
4.50%, 04/01/2038(12)		2,005	1,999
4.50%, 04/01/2053(12)		230,799	226,135
4.50%, 05/01/2053(12)		240,125	235,330
5.00%, 04/01/2053(12)		58,403	58,248
5.00%, 05/01/2053(12)		242,250	241,578
5.50%, 04/01/2053(12)		619,972	626,233
5.50%, 05/01/2053(12)		309,050	312,074
6.00%, 04/01/2053(12)		11,490	11,728
6.50%, 04/01/2053(12)		400	412
Fannie Mae Pool
1.50%, 12/01/2035		486	427
1.50%, 03/01/2036		751	664
1.50%, 05/01/2036		1,177	1,040
1.50%, 06/01/2036		4,243	3,750
1.50%, 12/01/2036		2,795	2,459
1.50%, 02/01/2037		1,239	1,090
1.50%, 11/01/2041		38,095	31,257
1.50%, 12/01/2041		19,557	16,046
1.50%, 10/01/2050		4,913	3,869
1.50%, 11/01/2050		4,260	3,354
1.50%, 03/01/2051		5,693	4,480
2.00%, 06/01/2035		558	505
2.00%, 06/01/2035		1,176	1,064
2.00%, 09/01/2035		553	500
2.00%, 02/01/2036		917	829
2.00%, 03/01/2036		967	873
2.00%, 04/01/2036		1,385	1,253
2.00%, 05/01/2036		926	837
2.00%, 07/01/2036		1,523	1,378
2.00%, 11/01/2036		681	615
2.00%, 01/01/2037		673	608
2.00%, 02/01/2037		286	258
2.00%, 02/01/2037		662	597
2.00%, 02/01/2037		1,473	1,328
2.00%, 03/01/2037		773	698
2.00%, 03/01/2037		3,577	3,228
2.00%, 03/01/2037		3,682	3,323
2.00%, 04/01/2037		2,045	1,845

2.00%, 10/01/2040	7,075	6,117
2.00%, 11/01/2040	18,472	15,970
2.00%, 05/01/2041	6,426	5,556
2.00%, 06/01/2041	25,457	22,007
2.00%, 12/01/2041	3,014	2,579
2.00%, 02/01/2042	1,278	1,092
2.00%, 02/01/2042	1,433	1,231
2.00%, 03/01/2042	13,673	11,753
2.00%, 04/01/2042	2,134	1,826
2.00%, 09/01/2050	2,446	2,030
2.00%, 10/01/2050	4,400	3,654
2.00%, 12/01/2050	1,065	891
2.00%, 12/01/2050	3,305	2,748
2.00%, 01/01/2051	27,220	22,579
2.00%, 02/01/2051	3,652	3,028
2.00%, 03/01/2051	1,210	1,012
2.00%, 03/01/2051	2,149	1,786
2.00%, 04/01/2051	773	647
2.00%, 04/01/2051	1,328	1,114
2.00%, 04/01/2051	2,106	1,751
2.00%, 04/01/2051	2,472	2,069
2.00%, 08/01/2051	6,903	5,727
2.00%, 08/01/2051	8,951	7,409
2.00%, 08/01/2051	10,405	8,613
2.00%, 10/01/2051	43,563	36,030
2.00%, 11/01/2051	1,276	1,066
2.00%, 11/01/2051	1,641	1,372
2.00%, 11/01/2051	2,982	2,490
2.00%, 11/01/2051	4,391	3,640
2.00%, 11/01/2051	4,963	4,141
2.00%, 11/01/2051	5,642	4,672
2.00%, 11/01/2051	24,375	20,188
2.00%, 12/01/2051	749	633
2.00%, 12/01/2051	1,205	998
2.00%, 12/01/2051	1,699	1,417
2.00%, 12/01/2051	2,569	2,144
2.00%, 12/01/2051	3,853	3,198
2.00%, 12/01/2051	3,868	3,207
2.00%, 12/01/2051	33,868	28,038
2.00%, 01/01/2052	951	788
2.00%, 01/01/2052	2,724	2,274
2.00%, 01/01/2052	3,018	2,519
2.00%, 01/01/2052	3,539	2,954
2.00%, 01/01/2052	4,723	3,955
2.00%, 01/01/2052	107,608	89,112
2.00%, 02/01/2052	1,770	1,479
2.00%, 02/01/2052	2,142	1,788
2.00%, 02/01/2052	4,101	3,422
2.00%, 02/01/2052	6,117	5,060
2.00%, 02/01/2052	9,141	7,620
2.00%, 02/01/2052	17,590	14,664
2.00%, 03/01/2052	2,270	1,894
2.00%, 03/01/2052	3,266	2,723
2.00%, 03/01/2052	5,969	4,954
2.00%, 04/01/2052	61,987	51,283
2.46%, 04/01/2040	8,775	6,516
2.50%, 11/01/2031	867	816
2.50%, 01/01/2032	735	695
2.50%, 02/01/2035	2,043	1,927
2.50%, 03/01/2036	4,413	4,114
2.50%, 07/01/2050	3,210	2,820
2.50%, 07/01/2050	4,999	4,370
2.50%, 07/01/2050	5,077	4,438
2.50%, 07/01/2050	5,105	4,462
2.50%, 08/01/2050	1,639	1,432
2.50%, 08/01/2050	5,260	4,598
2.50%, 08/01/2050	6,448	5,636
2.50%, 09/01/2050	1,969	1,730
2.50%, 11/01/2050	1,139	1,000
2.50%, 11/01/2050	3,700	3,250
2.50%, 01/01/2051	906	792
2.50%, 02/01/2051	4,571	3,940
2.50%, 02/01/2051	21,385	18,437
2.50%, 02/01/2051	29,655	25,563
2.50%, 02/01/2051	81,757	70,464
2.50%, 03/01/2051	4,275	3,743
2.50%, 03/01/2051	4,653	4,068
2.50%, 09/01/2051	13,905	12,086
2.50%, 11/01/2051	2,377	2,081
2.50%, 12/01/2051	48,820	42,114
2.50%, 01/01/2052	2,622	2,296
2.50%, 01/01/2052	4,306	3,725
2.50%, 01/01/2052	4,406	3,823
2.50%, 01/01/2052	4,608	4,026
2.50%, 01/01/2052	5,585	4,853

2.50%, 01/01/2052	5,605	4,892
2.50%, 01/01/2052	6,337	5,521
2.50%, 01/01/2052	6,987	6,062
2.50%, 01/01/2052	8,446	7,359
2.50%, 01/01/2052	10,391	9,039
2.50%, 02/01/2052	975	853
2.50%, 02/01/2052	1,401	1,223
2.50%, 02/01/2052	4,987	4,337
2.50%, 02/01/2052	5,914	5,141
2.50%, 02/01/2052	49,128	42,381
2.50%, 04/01/2052	21,076	18,185
3.00%, 02/01/2030	2,719	2,648
3.00%, 03/01/2030	3,060	2,977
3.00%, 09/01/2030	996	954
3.00%, 04/01/2031	4,537	4,350
3.00%, 06/01/2032	524	501
3.00%, 09/01/2032	1,044	999
3.00%, 10/01/2032	3,874	3,704
3.00%, 12/01/2032	1,102	1,054
3.00%, 12/01/2032	2,375	2,272
3.00%, 10/01/2033	982	925
3.00%, 11/01/2033	3,136	3,003
3.00%, 02/01/2034	1,725	1,650
3.00%, 12/01/2034	2,577	2,448
3.00%, 01/01/2035	951	903
3.00%, 01/01/2035	1,751	1,663
3.00%, 02/01/2035	1,532	1,455
3.00%, 02/01/2035	2,461	2,353
3.00%, 11/01/2035	3,860	3,696
3.00%, 11/01/2036	762	714
3.00%, 11/01/2036	1,019	955
3.00%, 12/01/2036	1,015	951
3.00%, 03/01/2038	812	761
3.00%, 01/01/2043	1,208	1,114
3.00%, 02/01/2043	1,835	1,692
3.00%, 04/01/2043	1,375	1,268
3.00%, 06/01/2043	1,479	1,364
3.00%, 08/01/2043	4,271	3,939
3.00%, 09/01/2043	712	657
3.00%, 07/01/2045	2,833	2,610
3.00%, 05/01/2046	3,406	3,126
3.00%, 07/01/2046	824	756
3.00%, 09/01/2046	2,756	2,542
3.00%, 10/01/2046	974	893
3.00%, 11/01/2046	208	192
3.00%, 11/01/2046	750	687
3.00%, 11/01/2046	963	882
3.00%, 11/01/2046	987	903
3.00%, 11/01/2046	1,051	962
3.00%, 11/01/2046	2,357	2,160
3.00%, 01/01/2047	1,041	952
3.00%, 01/01/2047	7,418	6,798
3.00%, 04/01/2047	959	877
3.00%, 04/01/2047	1,220	1,114
3.00%, 06/01/2047	1,347	1,237
3.00%, 08/01/2047	6,123	5,617
3.00%, 11/01/2047	2,409	2,200
3.00%, 04/01/2048	10,959	10,107
3.00%, 09/01/2048	806	739
3.00%, 02/01/2049	1,142	1,047
3.00%, 08/01/2049	1,081	992
3.00%, 08/01/2049	22,426	20,287
3.00%, 09/01/2049	14,953	13,639
3.00%, 09/01/2049	18,476	16,816
3.00%, 10/01/2049	30,168	27,336
3.00%, 11/01/2049	21,875	19,909
3.00%, 03/01/2050	1,134	1,026
3.00%, 03/01/2050	7,530	6,823
3.00%, 07/01/2050	2,040	1,847
3.00%, 07/01/2050	25,063	22,673
3.00%, 08/01/2050	1,110	1,001
3.00%, 08/01/2050	1,936	1,749
3.00%, 10/01/2050	3,621	3,272
3.00%, 04/01/2051	9,062	8,207
3.00%, 03/01/2052	134	121
3.00%, 03/01/2052	270	243
3.00%, 03/01/2052	969	869
3.00%, 03/01/2052	43,903	39,439
3.00%, 04/01/2052	33	30
3.00%, 04/01/2052	268	240
3.00%, 04/01/2052	358	322
3.00%, 04/01/2052	528	474
3.00%, 04/01/2052	2,090	1,876
3.00%, 04/01/2052	2,342	2,104
3.00%, 04/01/2052	7,149	6,418

3.00%, 04/01/2052	71,118	63,878
3.00%, 05/01/2052	394	354
3.00%, 05/01/2052	966	867
3.00%, 05/01/2052	970	871
3.00%, 05/01/2052	983	884
3.00%, 05/01/2052	1,215	1,091
3.00%, 05/01/2052	10,658	9,570
3.00%, 06/01/2052	49	44
3.00%, 06/01/2052	367	329
3.00%, 06/01/2052	476	427
3.00%, 06/01/2052	486	437
3.00%, 06/01/2052	646	580
3.00%, 06/01/2052	685	615
3.00%, 06/01/2052	975	875
3.00%, 06/01/2052	1,079	969
3.00%, 06/01/2052	2,154	1,934
3.00%, 06/01/2052	4,633	4,160
3.00%, 06/01/2052	66,402	59,612
3.00%, 07/01/2052	1,091	979
3.00%, 07/01/2052	2,085	1,871
3.00%, 07/01/2052	2,118	1,901
3.00%, 07/01/2052	45,137	40,522
3.00%, 08/01/2052	16,013	14,377
3.50%, 11/01/2032	667	650
3.50%, 09/01/2033	2,553	2,487
3.50%, 12/01/2033	2,210	2,148
3.50%, 07/01/2034	2,092	2,037
3.50%, 01/01/2038	1,965	1,894
3.50%, 09/01/2042	71	67
3.50%, 12/01/2042	481	455
3.50%, 12/01/2042	730	691
3.50%, 06/01/2043	673	642
3.50%, 06/01/2043	932	883
3.50%, 08/01/2043	48	46
3.50%, 01/01/2044	2,240	2,122
3.50%, 04/01/2045	9	9
3.50%, 06/01/2045	748	706
3.50%, 06/01/2045	899	850
3.50%, 07/01/2045	998	943
3.50%, 09/01/2045	1,597	1,524
3.50%, 11/01/2045	1,927	1,820
3.50%, 02/01/2046	3,767	3,556
3.50%, 06/01/2046	1,202	1,137
3.50%, 06/01/2046	1,468	1,386
3.50%, 06/01/2046	1,609	1,520
3.50%, 09/01/2046	1,692	1,597
3.50%, 12/01/2046	619	584
3.50%, 01/01/2047	2,009	1,897
3.50%, 01/01/2047	6,300	5,958
3.50%, 02/01/2047	408	385
3.50%, 07/01/2047	2,749	2,597
3.50%, 08/01/2047	5,909	5,579
3.50%, 11/01/2047	2,831	2,671
3.50%, 12/01/2047	1,209	1,136
3.50%, 12/01/2047	1,553	1,467
3.50%, 12/01/2047	1,770	1,669
3.50%, 12/01/2047	1,911	1,804
3.50%, 01/01/2048	1,803	1,703
3.50%, 01/01/2048	3,551	3,349
3.50%, 01/01/2048	4,619	4,357
3.50%, 02/01/2048	731	691
3.50%, 02/01/2048	4,583	4,322
3.50%, 12/01/2048	9,670	9,130
3.50%, 06/01/2049	5,265	4,977
3.50%, 09/01/2049	2,142	2,013
3.50%, 07/01/2050	4,286	4,030
3.50%, 01/01/2051	12,832	12,056
3.50%, 07/01/2051	2,950	2,751
3.50%, 04/01/2052	3,908	3,633
3.50%, 04/01/2052	4,951	4,601
3.50%, 04/01/2052	6,957	6,466
3.50%, 05/01/2052	1,770	1,645
3.50%, 05/01/2052	4,060	3,773
3.50%, 05/01/2052	4,945	4,596
3.50%, 05/01/2052	6,887	6,404
3.50%, 05/01/2052	13,359	12,423
3.50%, 06/01/2052	49	46
3.50%, 06/01/2052	208	193
3.50%, 06/01/2052	3,936	3,660
3.50%, 07/01/2052	128	119
3.50%, 07/01/2052	372	345
3.50%, 07/01/2052	516	480
3.50%, 07/01/2052	2,962	2,753
3.50%, 07/01/2052	3,275	3,043
3.50%, 07/01/2052	35,398	32,903

3.50%, 08/01/2052	24	22
3.50%, 08/01/2052	497	462
3.50%, 08/01/2052	497	462
3.50%, 08/01/2052	952	885
3.50%, 08/01/2052	6,928	6,438
3.50%, 09/01/2052	122	114
3.50%, 10/01/2052	165	153
3.50%, 10/01/2052	4,912	4,565
3.50%, 11/01/2052	494	459
3.50%, 11/01/2052	498	463
3.50%, 12/01/2052	2,752	2,557
3.50%, 12/01/2052	4,103	3,813
4.00%, 02/01/2039	85	83
4.00%, 11/01/2040	1,036	1,004
4.00%, 01/01/2042	1,175	1,150
4.00%, 03/01/2042	1,374	1,352
4.00%, 06/01/2042	4,831	4,680
4.00%, 08/01/2042	1,030	1,006
4.00%, 12/01/2043	1,062	1,039
4.00%, 06/01/2045	2,173	2,088
4.00%, 10/01/2045	988	953
4.00%, 12/01/2045	1,691	1,649
4.00%, 03/01/2046	4,991	4,868
4.00%, 09/01/2046	506	489
4.00%, 12/01/2046	1,935	1,885
4.00%, 02/01/2047	921	898
4.00%, 02/01/2047	1,467	1,430
4.00%, 03/01/2047	629	607
4.00%, 04/01/2047	156	152
4.00%, 04/01/2047	640	623
4.00%, 05/01/2047	15	14
4.00%, 05/01/2047	691	673
4.00%, 06/01/2047	665	647
4.00%, 07/01/2047	628	611
4.00%, 08/01/2047	13	13
4.00%, 08/01/2047	708	689
4.00%, 08/01/2047	1,000	975
4.00%, 08/01/2047	5,736	5,583
4.00%, 09/01/2047	109	106
4.00%, 10/01/2047	3,130	3,047
4.00%, 01/01/2048	43	41
4.00%, 03/01/2048	116	113
4.00%, 04/01/2048	59	57
4.00%, 04/01/2048	197	192
4.00%, 05/01/2048	223	217
4.00%, 06/01/2048	3,506	3,412
4.00%, 07/01/2048	154	149
4.00%, 07/01/2048	163	158
4.00%, 07/01/2048	2,673	2,591
4.00%, 08/01/2048	10	10
4.00%, 08/01/2048	45	44
4.00%, 08/01/2048	178	173
4.00%, 09/01/2048	16	16
4.00%, 09/01/2048	71	69
4.00%, 09/01/2048	105	102
4.00%, 09/01/2048	1,141	1,108
4.00%, 09/01/2048	10,460	10,242
4.00%, 10/01/2048	481	468
4.00%, 11/01/2048	24	23
4.00%, 11/01/2048	193	187
4.00%, 12/01/2048	68	66
4.00%, 12/01/2048	148	144
4.00%, 12/01/2048	578	562
4.00%, 01/01/2049	2,953	2,900
4.00%, 02/01/2049	2,615	2,558
4.00%, 03/01/2049	332	323
4.00%, 03/01/2049	10,457	10,147
4.00%, 06/01/2049	14,851	14,385
4.00%, 08/01/2049	89	86
4.00%, 09/01/2049	4,278	4,145
4.00%, 10/01/2049	82	80
4.00%, 11/01/2049	347	336
4.00%, 11/01/2049	642	618
4.00%, 12/01/2049	346	335
4.00%, 12/01/2049	541	524
4.00%, 02/01/2050	4,257	4,132
4.00%, 03/01/2050	1,934	1,862
4.00%, 03/01/2050	4,722	4,565
4.00%, 04/01/2050	119	115
4.00%, 04/01/2050	790	763
4.00%, 05/01/2050	645	622
4.00%, 05/01/2050	1,793	1,738
4.00%, 06/01/2050	2,519	2,428
4.00%, 08/01/2050	782	753
4.00%, 08/01/2050	60,892	58,636

4.00%, 11/01/2050		55	53
4.00%, 11/01/2050		183	176
4.00%, 01/01/2051		226	218
4.00%, 01/01/2051		9,144	8,850
4.00%, 03/01/2051		1,176	1,138
4.00%, 03/01/2051		10,342	9,990
4.00%, 05/01/2051		23,627	22,860
4.00%, 10/01/2051		24,053	23,203
4.00%, 05/01/2052		3,829	3,664
4.50%, 11/01/2035		133	133
4.50%, 11/01/2040		909	914
4.50%, 05/01/2041		1,429	1,434
4.50%, 05/01/2041		2,400	2,409
4.50%, 06/01/2045		154	154
4.50%, 02/01/2046		845	845
4.50%, 03/01/2046		702	701
4.50%, 09/01/2046		1,128	1,128
4.50%, 02/01/2047		3,369	3,388
4.50%, 05/01/2047		1,948	1,959
4.50%, 11/01/2047		1,299	1,298
4.50%, 04/01/2048		703	698
4.50%, 05/01/2048		1,892	1,881
4.50%, 05/01/2048		4,517	4,492
4.50%, 08/01/2048		413	411
4.50%, 08/01/2048		3,172	3,151
4.50%, 09/01/2048		1,040	1,034
4.50%, 11/01/2048		553	550
4.50%, 12/01/2048		1,330	1,325
4.50%, 05/01/2049		2,238	2,227
4.50%, 09/01/2049		4,881	4,865
4.50%, 01/01/2050		2,806	2,768
4.50%, 07/01/2052		779	763
5.00%, 11/01/2044		1,441	1,472
5.00%, 12/01/2052		788	785
5.00%, 01/01/2053		1,007	1,005
5.00%, 01/01/2053		5,930	5,921
5.50%, 05/01/2034		789	814
5.50%, 12/01/2039		139	144
5.50%, 03/01/2040		871	899
5.50%, 06/01/2041		125	130
5.50%, 02/01/2042		527	547
5.50%, 10/01/2043		252	262
5.50%, 05/01/2044		3,209	3,312
5.50%, 01/01/2053		1,588	1,612
5.50%, 01/01/2053		1,996	2,016
6.00%, 07/01/2041		2,901	3,024
6.00%, 11/01/2052		681	699
6.00%, 12/01/2052		32,655	33,333
6.00%, 01/01/2053		998	1,035
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA		371	327
3.50%, 03/25/2042, Series 2012-20, Class ZT		2,238	2,105
3.50%, 01/25/2047, Series 2018-55, Class PA		2,410	2,335
3.50%, 06/25/2047, Series 2018-38, Class PA		3,035	2,922
4.00%, 05/25/2047, Series 2018-86, Class JA		966	940
5.35% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		1,974	1,921
Flagstar Mortgage Trust 2017-2
4.04%, 10/25/2047, Series 2017-2, Class B1(1)(3)		1,189	1,075
Flagstar Mortgage Trust 2020-1NV
5.47% (1 Month LIBOR USD + 0.85%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		760	696
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(3)		3,813	3,000
2.50%, 07/25/2051, Series 2021-5INV, Class A2(1)(3)		5,515	4,463
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)		7,500	7,041
Formentera Issuer Plc
4.77% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 2022-1, Class A(2)	GBP	23,370	28,391
Freddie Mac Gold Pool
2.50%, 02/01/2032		$4,008	3,782
3.00%, 03/01/2031		260	249
3.00%, 12/01/2032		881	843
3.00%, 06/01/2033		360	344
3.00%, 02/01/2038		1,192	1,119
3.00%, 04/01/2046		59	55
3.00%, 06/01/2046		2,177	2,001
3.00%, 08/01/2046		2,691	2,471
3.00%, 09/01/2046		8,166	7,493
3.00%, 10/01/2046		2,619	2,408
3.00%, 11/01/2046		2,927	2,676
3.00%, 12/01/2046		2,011	1,846
3.00%, 01/01/2047		3,643	3,338
3.00%, 02/01/2047		3,630	3,324
3.00%, 03/01/2047		2,145	1,963
3.00%, 04/01/2047		1,323	1,210
3.50%, 05/01/2033		179	174

3.50%, 08/01/2033	1,465	1,428
3.50%, 08/01/2033	4,272	4,165
3.50%, 11/01/2033	2,712	2,644
3.50%, 07/01/2043	165	156
3.50%, 10/01/2045	4,921	4,659
3.50%, 06/01/2046	1,898	1,794
3.50%, 08/01/2046	2,974	2,830
3.50%, 08/01/2046	8,899	8,414
3.50%, 11/01/2046	714	675
3.50%, 02/01/2047	356	336
3.50%, 04/01/2047	1,392	1,316
3.50%, 09/01/2047	4,769	4,446
3.50%, 10/01/2047	1,042	985
3.50%, 11/01/2047	710	670
3.50%, 11/01/2047	1,159	1,094
3.50%, 12/01/2047	16,026	15,152
3.50%, 01/01/2048	844	795
3.50%, 01/01/2048	11,162	10,583
3.50%, 02/01/2048	750	707
3.50%, 03/01/2048	14,023	13,251
3.50%, 03/01/2048	16,834	15,932
4.00%, 01/01/2045	832	819
4.00%, 12/01/2045	1,691	1,662
4.00%, 03/01/2048	3,935	3,855
4.00%, 07/01/2048	4,284	4,196
4.00%, 11/01/2048	16,774	16,431
4.50%, 05/01/2044	150	150
4.50%, 06/01/2045	377	379
4.50%, 02/01/2046	396	398
4.50%, 05/01/2046	418	421
4.50%, 06/01/2046	415	416
4.50%, 02/01/2047	342	344
4.50%, 12/01/2047	1,073	1,071
4.50%, 10/01/2048	2,512	2,505
5.00%, 07/01/2048	527	535
5.00%, 08/01/2048	244	247
5.00%, 09/01/2048	165	167
5.00%, 10/01/2048	694	704
5.00%, 11/01/2048	1,098	1,112
5.50%, 08/01/2041	3,051	3,171
8.00%, 04/01/2032	108	115
Freddie Mac Multifamily Structured Pass-Through Certificates
0.77%, 01/25/2031, Series KLU1, Class X1(3)	247,301	5,067
0.91%, 04/25/2034, Series K-1512, Class X1(3)	18,859	1,243
2.71%, 10/25/2046, Series Q010, Class APT3(3)	199	192
3.75%, 04/25/2033, Series K155, Class A3	5,505	5,277
3.95%, 12/25/2047, Series Q010, Class APT2(3)	107	106
Freddie Mac Pool
1.50%, 04/01/2036	949	839
1.50%, 04/01/2036	5,758	5,089
1.50%, 05/01/2036	1,250	1,104
1.50%, 08/01/2050	1,881	1,481
1.50%, 10/01/2050	4,696	3,698
2.00%, 09/01/2035	1,633	1,477
2.00%, 01/01/2036	3,550	3,214
2.00%, 02/01/2036	1,908	1,727
2.00%, 02/01/2036	3,596	3,253
2.00%, 03/01/2036	653	589
2.00%, 05/01/2036	3,902	3,524
2.00%, 04/01/2037	1,267	1,144
2.00%, 09/01/2040	9,696	8,406
2.00%, 10/01/2040	7,614	6,531
2.00%, 05/01/2041	1,683	1,455
2.00%, 02/01/2042	876	753
2.00%, 03/01/2042	3,231	2,768
2.00%, 04/01/2042	913	782
2.00%, 04/01/2042	5,237	4,478
2.00%, 08/01/2050	677	563
2.00%, 11/01/2050	1,210	1,013
2.00%, 02/01/2051	38,197	31,686
2.00%, 03/01/2051	7,676	6,364
2.00%, 04/01/2051	3,998	3,351
2.00%, 04/01/2051	79,796	66,144
2.00%, 05/01/2051	2,169	1,815
2.00%, 07/01/2051	8,645	7,246
2.00%, 09/01/2051	496	412
2.00%, 09/01/2051	2,517	2,088
2.00%, 10/01/2051	660	546
2.00%, 10/01/2051	8,068	6,682
2.00%, 12/01/2051	403	337
2.00%, 12/01/2051	996	830
2.00%, 12/01/2051	2,106	1,757
2.00%, 12/01/2051	2,663	2,223
2.00%, 12/01/2051	4,845	4,013
2.00%, 01/01/2052	4,649	3,893

2.00%, 01/01/2052	6,309	5,270
2.00%, 01/01/2052	20,118	16,816
2.00%, 02/01/2052	264	220
2.00%, 02/01/2052	875	725
2.00%, 02/01/2052	2,341	1,954
2.50%, 01/01/2035	13,957	13,040
2.50%, 01/01/2036	1,113	1,038
2.50%, 01/01/2036	2,039	1,900
2.50%, 07/01/2050	904	788
2.50%, 02/01/2051	7,620	6,693
2.50%, 05/01/2051	4,438	3,913
2.50%, 05/01/2051	20,231	17,706
2.50%, 11/01/2051	4,328	3,774
2.50%, 11/01/2051	19,457	17,014
2.50%, 12/01/2051	10,956	9,527
2.50%, 01/01/2052	13,208	11,473
2.50%, 01/01/2052	37,686	32,508
2.50%, 01/01/2052	50,240	43,782
2.50%, 02/01/2052	79,013	68,137
2.50%, 04/01/2052	20,779	17,917
2.50%, 04/01/2052	21,400	18,657
2.50%, 05/01/2052	48,370	41,719
3.00%, 05/01/2031	3,484	3,346
3.00%, 11/01/2034	899	854
3.00%, 09/01/2046	7,001	6,441
3.00%, 05/01/2047	2,830	2,600
3.00%, 09/01/2049	1,258	1,154
3.00%, 11/01/2049	8,664	7,902
3.00%, 01/01/2050	6,832	6,191
3.00%, 01/01/2050	26,450	24,048
3.00%, 02/01/2050	3,308	2,909
3.00%, 02/01/2050	7,384	6,719
3.00%, 04/01/2050	5,163	4,676
3.00%, 07/01/2050	22,448	20,306
3.00%, 08/01/2050	4,583	4,146
3.00%, 12/01/2050	7,844	7,131
3.00%, 01/01/2052	44	40
3.00%, 02/01/2052	76	68
3.00%, 03/01/2052	939	843
3.00%, 03/01/2052	68,015	61,042
3.00%, 04/01/2052	49	44
3.00%, 04/01/2052	460	413
3.00%, 04/01/2052	879	789
3.00%, 04/01/2052	976	877
3.00%, 04/01/2052	984	884
3.00%, 04/01/2052	30,568	27,445
3.00%, 05/01/2052	34	30
3.00%, 05/01/2052	961	863
3.00%, 05/01/2052	1,426	1,280
3.00%, 05/01/2052	5,341	4,793
3.00%, 06/01/2052	41	36
3.00%, 06/01/2052	291	262
3.00%, 06/01/2052	1,047	941
3.00%, 06/01/2052	1,184	1,063
3.00%, 06/01/2052	1,454	1,306
3.00%, 06/01/2052	13,471	12,098
3.00%, 06/01/2052	56,054	50,322
3.00%, 07/01/2052	44	40
3.00%, 07/01/2052	1,086	975
3.00%, 07/01/2052	2,272	2,040
3.00%, 07/01/2052	3,264	2,930
3.00%, 07/01/2052	258,693	232,267
3.00%, 08/01/2052	6,513	5,848
3.50%, 06/01/2033	3,377	3,289
3.50%, 06/01/2042	29	27
3.50%, 06/01/2046	303	286
3.50%, 11/01/2047	12,850	12,136
3.50%, 12/01/2047	152	143
3.50%, 03/01/2048	3,533	3,322
3.50%, 08/01/2049	2,225	2,089
3.50%, 01/01/2050	428	403
3.50%, 11/01/2050	2,135	2,003
3.50%, 02/01/2052	23	22
3.50%, 04/01/2052	5,923	5,504
3.50%, 05/01/2052	250	232
3.50%, 05/01/2052	990	920
3.50%, 05/01/2052	21,233	19,733
3.50%, 05/01/2052	34,963	32,508
3.50%, 06/01/2052	938	871
3.50%, 06/01/2052	993	923
3.50%, 06/01/2052	2,958	2,749
3.50%, 06/01/2052	4,889	4,545
3.50%, 06/01/2052	35,959	33,429
3.50%, 07/01/2052	994	924
3.50%, 07/01/2052	2,891	2,687

3.50%, 07/01/2052	38,971	36,250
3.50%, 07/01/2052	117,694	109,369
3.50%, 08/01/2052	154	143
3.50%, 08/01/2052	30,634	28,483
3.50%, 08/01/2052	40,552	37,689
3.50%, 09/01/2052	7,530	6,997
3.50%, 10/01/2052	703	654
3.50%, 11/01/2052	16,881	15,687
3.50%, 01/01/2053	8,150	7,573
4.00%, 08/01/2038	330	316
4.00%, 05/01/2047	177	172
4.00%, 04/01/2048	195	190
4.00%, 07/01/2048	10	10
4.00%, 07/01/2048	223	217
4.00%, 07/01/2048	623	605
4.00%, 11/01/2048	300	292
4.00%, 12/01/2048	263	255
4.00%, 12/01/2049	1,616	1,563
4.00%, 01/01/2050	2,006	1,934
4.00%, 02/01/2050	1,356	1,314
4.00%, 03/01/2050	60	58
4.00%, 03/01/2050	167	163
4.00%, 03/01/2050	4,870	4,741
4.00%, 05/01/2050	31	30
4.00%, 05/01/2050	68	66
4.00%, 06/01/2050	89	86
4.00%, 06/01/2050	569	548
4.00%, 05/01/2051	218	209
4.00%, 09/01/2051	56	54
4.00%, 07/01/2052	8,352	7,991
4.50%, 03/01/2050	1,541	1,539
4.50%, 07/01/2052	733	718
4.50%, 07/01/2052	4,599	4,510
4.50%, 08/01/2052	1,430	1,401
4.50%, 08/01/2052	24,472	23,977
4.50%, 11/01/2052	2,129	2,088
5.00%, 12/01/2041	585	593
5.00%, 03/01/2042	166	173
5.00%, 10/01/2052	55,041	54,889
5.00%, 11/01/2052	1,706	1,705
5.00%, 12/01/2052	1,909	1,910
5.00%, 12/01/2052	2,153	2,154
5.00%, 12/01/2052	3,531	3,532
5.00%, 01/01/2053	2,204	2,205
5.00%, 02/01/2053	702	700
5.50%, 01/01/2053	594	603
5.50%, 01/01/2053	2,384	2,412
5.50%, 03/01/2053	2,566	2,605
6.00%, 11/01/2052	626	642
6.00%, 01/01/2053	3,163	3,283
6.00%, 01/01/2053	10,345	10,559
6.00%, 02/01/2053	135	140
6.00%, 02/01/2053	238	249
6.00%, 02/01/2053	2,111	2,192
6.00%, 02/01/2053	5,227	5,403
6.00%, 03/01/2053	1,474	1,536
6.00%, 03/01/2053	2,842	2,950
6.50%, 01/01/2053	659	680
6.50%, 02/01/2053	141	145
6.50%, 03/01/2053	1,000	1,031
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	799	730
3.00%, 04/15/2049, Series 4879, Class BC	2,181	1,951
Freddie Mac STACR REMIC Trust 2021-DNA3
6.66% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(2)	7,025	6,788
Freddie Mac STACR REMIC Trust 2021-DNA5
6.21% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	2,909	2,855
Freddie Mac STACR REMIC Trust 2021-DNA6
6.06% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2(1)(2)	18,350	17,460
Freddie Mac STACR REMIC Trust 2021-HQA1
5.26% (30-day Average SOFR + 0.70%), 08/25/2033, Series 2021-HQA1, Class M1(1)(2)	57	57
Freddie Mac STACR REMIC Trust 2021-HQA3
5.41% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	7,717	7,446
Freddie Mac STACR REMIC Trust 2022-DNA7
9.56% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B(1)(2)	9,000	9,563
Freddie Mac STACR Trust 2018-DNA2
5.80% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	3,623	3,609
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	38,632	35,682
Freddie Mac Structured Agency Credit Risk Debt Notes
5.36% (30-day Average SOFR + 0.80%), 08/25/2033, Series 2021-DNA2, Class M1(1)(2)	207	206
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1(1)(3)	1,009	964
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026, Series 2019-K736, Class B(1)(3)	5,440	5,176

FREMF 2019-K94 Mortgage Trust
3.97%, 07/25/2052, Series 2019-K94, Class B(1)(3)	2,800	2,587
FREMF 2019-K98 Mortgage Trust
3.74%, 10/25/2052, Series 2019-K98, Class B(1)(3)	2,895	2,635
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(3)	340	319
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(3)	367	351
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(3)	2,771	2,671
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(3)	1,832	1,723
GCAT 2022-NQM4 Trust
5.27%, 08/25/2067, Series 2022-NQM4, Class A1(1)(4)	2,097	2,053
GCT Commercial Mortgage Trust 2021-GCT
6.38% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	2,514
Ginnie Mae
2.00%, 04/01/2051(12)	47,468	40,322
2.50%, 04/01/2053(12)	20,883	18,377
2.50%, 05/01/2053(12)	96,725	85,194
3.00%, 07/20/2049, Series 2019-90, Class HE	169	153
3.00%, 09/20/2049, Series 2019-119, Class JE	1,336	1,214
3.00%, 04/01/2053(12)	6,391	5,821
3.50%, 08/20/2048, Series 2018-115, Class DE	2,414	2,300
3.50%, 09/20/2048, Series 2018-124, Class NW	1,780	1,708
3.50%, 12/20/2048, Series 2019-44, Class CA	35	34
3.50%, 04/01/2053(12)	1,188	1,114
4.00%, 04/01/2053(12)	21,256	20,464
4.50%, 04/01/2053(12)	63,355	62,402
5.00%, 04/01/2053(12)	32,994	33,035
5.50%, 04/01/2053(12)	5,167	5,225
6.00%, 04/01/2053(12)	5,805	5,913
Ginnie Mae I Pool
4.50%, 05/15/2041	253	251
5.00%, 09/15/2041	104	107
5.00%, 07/15/2044	73	75
7.50%, 08/15/2033	82	85
Ginnie Mae II Pool
2.00%, 08/20/2050	14,012	11,974
2.00%, 11/20/2050	1,874	1,603
2.00%, 01/20/2051	22,510	19,222
2.00%, 02/20/2051	1,669	1,424
2.50%, 04/20/2051	3,361	2,972
2.50%, 10/20/2051	54,019	47,552
2.50%, 12/20/2051	35,138	30,922
3.00%, 02/20/2043	1,193	1,091
3.00%, 06/20/2045	12,707	11,830
3.00%, 10/20/2045	2,509	2,335
3.00%, 05/20/2046	3,993	3,700
3.00%, 07/20/2046	4,870	4,515
3.00%, 10/20/2046	759	703
3.00%, 12/20/2046	1,862	1,723
3.00%, 03/20/2047	500	462
3.00%, 09/20/2047	4,961	4,575
3.00%, 11/20/2047	1,725	1,597
3.00%, 01/20/2048	2,192	2,027
3.00%, 10/20/2049	4,611	4,112
3.00%, 03/20/2050	2,238	1,991
3.00%, 04/20/2050	123	109
3.00%, 04/20/2051	11,602	10,613
3.00%, 07/20/2051	22,577	20,653
3.50%, 06/20/2043	791	756
3.50%, 07/20/2043	799	764
3.50%, 01/20/2045	1,011	962
3.50%, 12/20/2045	927	879
3.50%, 01/20/2046	640	609
3.50%, 03/20/2046	6,975	6,633
3.50%, 04/20/2046	2,321	2,207
3.50%, 05/20/2046	1,067	1,016
3.50%, 06/20/2046	1,503	1,431
3.50%, 12/20/2046	1,592	1,514
3.50%, 01/20/2047	1,930	1,838
3.50%, 04/20/2047	2,574	2,440
3.50%, 05/20/2047	113	108
3.50%, 06/20/2047	6,767	6,434
3.50%, 07/20/2047	1,962	1,866
3.50%, 08/20/2047	1,739	1,653
3.50%, 09/20/2047	4,422	4,216
3.50%, 10/20/2047	350	333
3.50%, 11/20/2047	6,065	5,758
3.50%, 12/20/2047	4,013	3,815
3.50%, 01/20/2048	2,762	2,627
3.50%, 02/20/2048	1,382	1,313
3.50%, 02/20/2048	4,011	3,810
3.50%, 02/20/2048	6,340	6,004

3.50%, 04/20/2048		11,176	10,587
3.50%, 05/20/2048		3,136	2,979
3.50%, 06/20/2049		208	193
3.50%, 07/20/2049		1,323	1,228
3.50%, 03/20/2050		519	489
3.50%, 02/20/2051		9,813	9,284
3.50%, 08/20/2051		9,307	8,781
4.00%, 09/20/2045		687	673
4.00%, 03/20/2047		502	490
4.00%, 04/20/2047		1,045	1,019
4.00%, 05/20/2047		827	807
4.00%, 06/20/2047		939	917
4.00%, 09/20/2047		1,308	1,280
4.00%, 11/20/2047		928	906
4.00%, 12/20/2047		888	867
4.00%, 01/20/2048		1,217	1,188
4.00%, 06/20/2048		4,717	4,581
4.00%, 08/20/2048		1,747	1,703
4.00%, 09/20/2048		1,007	977
4.00%, 10/20/2048		391	381
4.00%, 10/20/2050		8,388	8,147
4.50%, 07/20/2045		1,481	1,497
4.50%, 09/20/2046		1,866	1,849
4.50%, 01/20/2047		1,180	1,192
4.50%, 05/20/2047		1,994	2,000
4.50%, 06/20/2047		2,730	2,716
4.50%, 08/20/2047		789	789
4.50%, 09/20/2047		785	787
4.50%, 08/20/2048		3,304	3,294
4.50%, 09/20/2048		358	357
5.00%, 12/20/2044		143	147
5.00%, 06/20/2047		1,454	1,479
5.00%, 09/20/2047		809	823
5.00%, 12/20/2047		572	581
5.00%, 01/20/2048		703	714
5.00%, 02/20/2048		552	566
5.00%, 08/20/2048		1,182	1,198
5.00%, 10/20/2048		1,044	1,060
5.50%, 05/20/2048		997	1,027
5.50%, 11/20/2048		612	628
5.50%, 03/20/2049		789	811
Government National Mortgage Association
1.25%, 01/16/2061, Series 2021-31, Class B		9,799	7,589
1.25%, 09/16/2062, Series 2020-193, Class AC		4,728	3,700
1.34%, 06/16/2063, Series 2021-14, Class AB		5,615	4,440
1.40%, 06/16/2063, Series 2021-21, Class AH		9,020	7,153
1.50%, 06/16/2063, Series 2021-2, Class AH		13,187	10,394
Great Wolf Trust 2019-WOLF
5.98% (1 Month Term SOFR + 1.15%, 1.15% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655	13,354
Grifonas Finance No 1 Plc
3.51% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)	EUR	2,867	2,949
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A(1)		$1,410	1,031
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.87%, 04/10/2031, Series 2013-G1, Class B(1)(3)		2,464	2,292
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class A(1)(3)		4,610	4,028
3.55%, 03/05/2033, Series 2013-PEMB, Class D(1)(3)		5,150	4,118
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		8,029	7,640
GS Mortgage Securities Corp. Trust 2021-DM
5.57% (1 Month LIBOR USD + 0.89%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		11,038	10,607
GS Mortgage Securities Corp. Trust 2021-STAR
5.63% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 12/15/2036, Series 2021-STAR, Class A(1)(2)		5,100	4,913
GS Mortgage Securities Corp. Trust 2022-AGSS
7.02% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A(1)(2)		1,740	1,740
7.52% (1 Month Term SOFR + 2.69%, 2.79% Floor), 11/15/2027, Series 2022-AGSS, Class A(1)(2)		2,930	2,902
GS Mortgage Securities Corp. Trust 2022-SHIP
5.56% (1 Month Term SOFR + 0.73%, 0.73% Floor), 08/15/2036, Series 2022-SHIP, Class A(1)(2)		2,110	2,089
GS Mortgage Securities Corp. Trust 2022-SROA
7.35% (1 Month Term SOFR + 2.65%, 2.70% Floor), 07/12/2024, Series 2022-SROA, Class A(1)(2)		1,744	1,733
GS Mortgage Securities Trust 2011-GC5
5.16%, 08/10/2044, Series 2011-GC5, Class D(1)(3)		266	100
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(3)		7,561	7,427
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3		11,663	11,496
4.38%, 01/10/2047, Series 2014-GC18, Class AS		2,355	2,274
4.89%, 01/10/2047, Series 2014-GC18, Class B(3)		9,523	7,882
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1(1)(3)		15,288	13,164
GS Mortgage-Backed Securities Trust 2020-INV1
2.93%, 10/25/2050, Series 2020-INV1, Class A14(1)(3)		3,837	3,288
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(3)		5,709	4,492

GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(3)		3,561	2,801
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(3)		10,532	9,087
GS Mortgage-Backed Securities Trust 2021-PJ6
2.50%, 11/25/2051, Series 2021-PJ6, Class A2(1)(3)		10,655	8,623
HarborView Mortgage Loan Trust 2005-9
5.66% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		4,851	4,237
HarborView Mortgage Loan Trust 2006-10
4.80% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		7,112	5,141
HarborView Mortgage Loan Trust 2006-12
5.17% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		24,947	20,389
HarborView Mortgage Loan Trust 2006-7
5.16% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		2,332	2,073
HarborView Mortgage Loan Trust 2007-6
4.96% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		6,025	4,881
Harbour
4.77% (Sterling Overnight Index Average + 0.80%), 01/28/2054, Series 1, Class A1(2)	GBP	739	902
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(3)		$2,530	2,454
Hawaii Hotel Trust 2019-MAUI
6.13% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 05/15/2038, Series 2019-MAUI, Class B(1)(2)		1,155	1,120
Hilton Orlando Trust 2018-ORL
6.23% (1 Month LIBOR USD + 1.55%, 1.30% Floor), 12/15/2034, Series 2018-ORL, Class C(1)(2)		14,000	13,542
HIT Trust 2022-HI32
7.22% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2024, Series 2022-HI32, Class A(1)(2)		390	389
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067, Series 2022-1, Class A1(1)(4)		2,059	2,017
HPLY Trust 2019-HIT
6.28% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 11/15/2036, Series 2019-HIT, Class C(1)(2)		7,603	7,316
HSI Asset Securitization Corp. Trust 2005-NC1
5.81% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)		6,336	5,972
Hudsons Bay Simon JV Trust 2015-HBS
3.91%, 08/05/2034, Series 2015-HB7, Class A7(1)		1,140	999
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)		3,540	3,048
ILPT Commercial Mortgage Trust 2022-LPF2
7.07% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A(1)(2)		3,330	3,322
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)		7,575	7,003
Impac CMB Trust Series 2004-7
5.49% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)		1,738	1,657
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(3)		2,881	2,322
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)		3,265	3,066
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.43%, 08/25/2036, Series 2006-AR19, Class 5A2(3)		14,006	10,427
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.34%, 08/25/2037, Series 2007-AR15, Class 1A1(3)		3,121	2,297
INTOWN 2022-STAY Mortgage Trust
7.32% (1 Month Term SOFR + 2.49%, 2.49% Floor), 08/15/2039, Series 2022-STAY, Class A(1)(2)		1,920	1,904
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.78%, 12/15/2047, Series 2012-LC9, Class D(1)(3)		215	193
3.78%, 12/15/2047, Series 2012-LC9, Class C(1)(3)		6,150	5,810
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993	1,797
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
5.73% (1 Month LIBOR USD + 1.05%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)		6,551	6,336
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)		965	869
5.35%, 07/05/2033, Series 2018-WPT, Class DFX(1)		10,060	8,048
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)		8,013	7,051
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
5.98% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)		5,000	4,760
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
6.65% (1 Month LIBOR USD + 1.97%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C(1)(2)		8,700	8,292
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
5.48% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		142	137
5.98% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		1,000	950
6.38% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)		4,263	4,006
JP Morgan Chase Commercial Mortgage Securities Trust 2022-CGSS
7.30% (1 Month Term SOFR + 2.47%, 2.97% Floor), 12/15/2036, Series 2022-CGSS, Class A(1)(2)		1,922	1,912
JP Morgan Chase Commercial Mortgage Securities Trust 2022-NXSS
7.01% (1 Month Term SOFR + 2.18%, 2.18% Floor), 09/15/2039, Series 2022-NXSS, Class A(1)(2)		2,895	2,877
JP Morgan Mortgage Trust 2019-7
3.00%, 02/25/2050, Series 2019-7, Class B2A(1)(3)		5,049	4,048
JP Morgan Mortgage Trust 2019-INV1
4.97%, 10/25/2049, Series 2019-INV1, Class B3(1)(3)		1,484	1,344
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(3)		874	780
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(3)		1,023	907
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(3)		3,027	2,595
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(3)		849	762

JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(3)		1,263	1,087
JP Morgan Mortgage Trust 2020-LTV1
3.28%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(3)		4,669	3,931
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(3)		37,979	30,735
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(3)		17,753	14,367
JP Morgan Mortgage Trust 2022-1
3.00%, 07/25/2052, Series 2022-1, Class A2(1)(3)		7,390	6,277
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(3)		5,137	4,204
JP Morgan Trust 2015-1
5.70%, 12/25/2044, Series 2015-1, Class B4(1)(3)		975	926
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		1,841	1,760
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(3)		4,990	4,593
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040	3,660
Kinbane 2022-RPL 1 DAC
3.75% (1 Month EURIBOR + 0.85%), 09/25/2062, Series 2022-RPL1A, Class A(1)(2)	EUR	16,044	16,700
Legacy Mortgage Asset Trust 2019-GS7
6.25%, 11/25/2059, Series 2019-GS7, Class A1(1)(4)		$4,037	4,031
Legacy Mortgage Asset Trust 2020-GS1
5.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(4)		2,890	2,887
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(1)(4)		770	770
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(1)(4)		1,279	1,260
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(4)		4,412	4,117
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(4)		9,042	8,322
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(4)		7,931	7,262
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(4)		7,315	6,648
Lehman XS Trust Series 2005-5N
5.21% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	7,726
Life 2021-BMR Mortgage Trust
7.29% (1 Month Term SOFR + 2.46%, 2.46% Floor), 03/15/2038, Series 2021-BMR, Class F(1)(2)		9,830	9,146
7.89% (1 Month Term SOFR + 3.06%, 3.06% Floor), 03/15/2038, Series 2021-BMR, Class G(1)(2)		9,214	8,404
Ludgate Funding Plc
4.49% (3 Month LIBOR GBP + 0.60%), 01/01/2061, Series 2008-W1X, Class A1(2)	GBP	444	514
Mansard Mortgages 2007-1 Plc
4.17% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2(2)		4,288	5,041
4.29% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)		4,147	4,718
Med Trust 2021-MDLN
6.14% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 11/15/2038, Series 2021-MDLN, Class B(1)(2)		$2,054	1,963
6.49% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C(1)(2)		6,207	5,918
6.69% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 11/15/2038, Series 2021-MDLN, Class D(1)(2)		2,837	2,699
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(3)		9,399	7,606
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
4.48%, 04/25/2029, Series 2004-HB1, Class A3(3)		275	242
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(3)		6,841	6,444
MF1 2021-W10X
5.90% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	4,854
MF1 Multifamily Housing Mortgage Loan Trust
5.97% (1 Month Term SOFR + 1.31%, 1.20% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,487
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(1)(3)		2,672	2,185
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1(1)(4)		18,967	18,751
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1(1)(3)		30,509	27,883
MHC Commercial Mortgage Trust 2021-MHC
5.48% (1 Month LIBOR USD + 0.80%, 0.92% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		186	180
6.03% (1 Month LIBOR USD + 1.35%, 1.47% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		3,500	3,342
MHC Trust 2021-MHC2
6.63% (1 Month LIBOR USD + 1.95%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E(1)(2)		2,050	1,901
7.08% (1 Month LIBOR USD + 2.40%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F(1)(2)		3,000	2,737
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(1)(3)		43	42
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(3)		1,317	1,270
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(3)		494	469
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(3)		944	903
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(3)		1,188	1,075

Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(3)		2,413	2,282
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(3)		1,115	924
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(3)		6,525	6,169
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(3)		1,000	840
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.37%, 08/15/2046, Series 2013-C11, Class B(3)		1,563	1,012
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.94%, 10/15/2046, Series 2013-C12, Class C(3)		900	853
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940	1,892
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974	945
4.46%, 08/15/2047, Series 2014-C17, Class B(3)		122	117
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	5,760
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	2,957
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044, Series 2011-C2, Class E(1)(3)		1,415	1,036
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,299
Morgan Stanley Capital I Trust 2018-SUN
6.08% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/15/2035, Series 2018-SUN, Class C(1)(2)		16,000	15,607
Morgan Stanley Capital I Trust 2021-230P
6.48% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C(1)(2)		9,974	9,358
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		3,000	2,611
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		744	592
MSCG Trust 2018-SELF
5.59% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		3,756	3,678
New Orleans Hotel Trust 2019-HNLA
5.67% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000	4,782
5.97% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,097
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(1)(3)		952	872
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(3)		18,746	17,462
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1(1)(3)		8,812	7,305
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(3)		1,066	972
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(3)		5,913	5,116
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(3)		1,074	912
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(3)		1,319	1,118
Newgate Funding Plc
4.06% (3 Month LIBOR GBP + 0.17%), 12/01/2050, Series 2006-2, Class A3A(2)	GBP	6,674	7,864
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(3)		$20,185	18,271
NYO Commercial Mortgage Trust 2021-1290
5.78% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		10,900	9,982
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(3)		243	226
5.70% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		156	154
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(3)		764	710
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(3)		503	468
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(3)		1,096	974
5.60% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		230	212
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(3)		2,617	2,249
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(3)		2,072	1,792
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(3)		1,234	1,097
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(3)		8,542	6,495
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(3)		2,420	1,827
ONE 2021-PARK Mortgage Trust
6.04% (1 Month Term SOFR + 1.21%, 1.21% Floor), 03/15/2036, Series 2021-PARK, Class C(1)(2)		2,175	1,991
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		7,390	6,064
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A(1)		9,606	8,809
PFP 2022-9 Ltd.
6.93% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A(1)(2)		2,250	2,234
Precise Mortgage Funding 2018-2B Plc
4.95% (Sterling Overnight Index Average + 0.80%), 03/12/2055, Series 2018-2B, Class A(2)	GBP	1,063	1,311

Pretium Mortgage Credit Partners LLC
5.00%, 08/25/2052, Series 2022-RN3, Class A1(1)(3)		$33,411	32,782
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1(1)(3)		522	433
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A(1)(3)		292	274
PRKCM 2022-AFC2 Trust
5.34%, 08/25/2057, Series 2022-AFC2, Class A1(1)(3)		2,152	2,117
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(1)(4)		2,268	2,212
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(3)		5,186	4,876
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(4)		5,916	5,455
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(3)		2,248	2,121
PRPM 2021-6 LLC
1.79%, 07/25/2026, Series 2021-6, Class A1(1)(4)		20,489	18,880
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(1)(3)		4,570	4,269
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1(1)(4)		35,409	33,685
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1(1)(4)		10,851	10,625
PRPM 2022-5 LLC
6.90%, 09/27/2027, Series 2022-5, Class A1(1)(4)		14,729	14,662
PRPM LLC
5.50%, 08/25/2067, Series 2022-NQM1, Class A1(1)(4)		18,801	18,522
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,557	1,959
RALI Series 2007-QH8 Trust
3.68%, 10/25/2037, Series 2007-QH8, Class A(3)		792	671
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		14,003	11,334
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(3)		15,997	12,925
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/15/2032, Series 2013-GSP, Class A(1)(3)		6,870	6,650
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(3)		15,480	12,528
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(3)		9,578	7,751
Ready Capital Mortgage Financing 2022-FL10 LLC
7.36% (1 Month Term SOFR + 2.55%, 2.55% Floor), 10/25/2039, Series 2022-FL10, Class A(1)(2)		3,190	3,190
Ready Capital Mortgage Financing 2022-FL9 LLC
7.26% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A(1)(2)		731	729
Ready Capital Mortgage Financing 2023-FL11 LLC
7.17% (1 Month Term SOFR + 2.37%, 2.37% Floor), 10/25/2039, Series 2023-FL11, Class A(1)(2)		1,760	1,756
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(1)(3)	CAD	7,214	5,247
Residential Mortgage Securities 32 Plc
5.42% (Sterling Overnight Index Average + 1.25%), 06/20/2070, Series 32A, Class A(1)(2)	GBP	1,182	1,453
6.07% (Sterling Overnight Index Average + 1.90%), 06/20/2070, Series 32X, Class B(2)		5,000	6,089
RESIMAC Bastille Trust Series 2018-1NC
5.55% (1 Month LIBOR USD + 0.85%), 12/05/2059, Series 2018-1NCA, Class A1(1)(2)		$41	41
RIAL 2022-FL8 Issuer Ltd.
6.99% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A(1)(2)		3,568	3,497
Ripon Mortgages Plc
4.82% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A(1)(2)	GBP	40,240	49,204
SCOTT Trust 2023-SFS
5.91%, 03/15/2040, Series 2023-SFS, Class A(1)		$5,330	5,393
Sequoia Mortgage Trust 2003-2
5.42% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(2)		197	187
Sequoia Mortgage Trust 2004-9
5.65% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		732	615
Sequoia Mortgage Trust 2013-4
3.44%, 04/25/2043, Series 2013-4, Class B1(3)		452	420
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(3)		454	430
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(3)		201	188
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(3)		209	193
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(3)		50	46
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(3)		149	140
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(3)		141	136
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(3)		59	57
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(3)		349	340
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(1)(3)		16	16
SFO Commercial Mortgage Trust 2021-555
5.83% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A(1)(2)		4,900	4,384
6.48% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C(1)(2)		6,550	5,432

SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1(1)(4)		441	434
SLM Student Loan Trust 2008-9
6.32% (3 Month LIBOR USD + 1.50%), 04/25/2023, Series 2008-9, Class A(2)		4,647	4,630
SMRT 2022-MINI
6.78% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D(1)(2)		1,000	912
SREIT Trust 2021-MFP2
5.51% (1 Month LIBOR USD + 0.82%, 0.82% Floor), 11/15/2036, Series 2021-MFP2, Class A(1)(2)		5,370	5,155
STACR Trust 2018-DNA3
5.75% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		2,078	2,070
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,268
Stratton Mortgage Funding
5.10% (Sterling Overnight Index Average + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	13,495	16,608
STWD 2021-LIH Mortgage Trust
6.64% (1 Month LIBOR USD + 1.96%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		$16,200	15,035
7.59% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E(1)(2)		6,877	6,281
STWD Trust 2021-FLWR
6.61% (1 Month LIBOR USD + 1.92%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E(1)(2)		9,325	8,553
Taubman Centers Commercial Mortgage Trust 2022-DPM
7.01% (1 Month Term SOFR + 2.19%, 2.19% Floor), 05/15/2037, Series 2022-DPM, Class A(1)(2)		2,380	2,291
Toorak Mortgage Corp. 2021-1 Ltd.
2.24%, 06/25/2024, Series 2021-1, Class A1(1)(4)		7,160	6,745
Towd Point Mortgage Funding
5.24% (Sterling Overnight Index Average + 1.35%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	61,767	75,779
Towd Point Mortgage Funding 2018 - Auburn 12 Plc
5.01% (Sterling Overnight Index Average + 0.92%, 0.80% Floor), 02/20/2045, Series 2018-A12X, Class A(2)		1,400	1,726
Towd Point Mortgage Funding 2019 - Granite4 Plc
5.34% (Sterling Overnight Index Average + 1.14%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		13,573	16,752
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M1(1)(3)		$4	4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(3)		100	97
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(1)(3)		40	40
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(3)		6,315	5,920
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(3)		19	19
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(3)		320	300
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(3)		3,873	3,253
Towd Point Mortgage Trust 2017-5
4.21% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)		117	116
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(3)		2,972	2,843
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(3)		1,015	841
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(3)		2,250	1,814
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(3)		5,378	5,102
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(3)		9,810	8,059
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(3)		54,856	51,129
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(3)		1,155	997
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(3)		575	475
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(3)		310	246
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(3)		34,103	31,443
Trinity Square 2021-1 Plc
5.60% (Sterling Overnight Index Average + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459	13,978
5.90% (Sterling Overnight Index Average + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286	3,973
6.20% (Sterling Overnight Index Average + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364	2,836
6.95% (Sterling Overnight Index Average + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143	1,372
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(3)		$3,792	3,216
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(3)		10,591	9,328
Twin Bridges 2018-1 Plc
5.15% (Sterling Overnight Index Average + 1.00%), 09/12/2050, Series 2018-1, Class A(2)	GBP	1,744	2,151
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.54%, 05/10/2063, Series 2012-C2, Class E(1)(3)		$3,235	52
4.54%, 05/10/2063, Series 2012-C2, Class D(1)(3)		1,135	57
Uropa Securities Plc
2.45% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B(2)	EUR	1,635	1,696
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(3)		$6,018	4,735
VASA Trust 2021-VASA
5.93% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		14,000	12,925
6.43% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	11,009
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(1)(4)		677	644
2.85%, 11/25/2059, Series 2019-4, Class A2(1)(4)		795	756

3.00%, 11/25/2059, Series 2019-4, Class A3(1)(4)	1,380	1,312
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(3)	1,684	1,626
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(3)	1,701	1,617
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(1)(4)	2,596	2,444
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(3)	2,482	2,022
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1(1)(3)	21,078	17,041
Verus Securitization Trust 2021-7
1.83%, 10/25/2066, Series 2021-7, Class A1(1)(3)	10,256	8,687
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(3)	13,653	11,606
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(3)	1,517	1,368
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(3)	2,303	1,975
Verus Securitization Trust 2022-3
4.13%, 02/25/2067, Series 2022-3, Class A1(1)(4)	22,383	20,927
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1(1)(4)	12,876	12,409
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1(1)(4)	15,660	15,331
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(3)	3,765	3,540
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(3)	1,009	896
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
5.49% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)	1,300	1,220
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
5.43% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)	1,914	1,747
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
5.37% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)	3,198	2,829
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
5.51% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)	3,191	2,851
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
3.89% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)	8,617	6,647
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	4,759	4,465
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.36%, 07/15/2046, Series 2013-LC12, Class B(3)	1,940	1,449
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS	3,015	2,898
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3	841	790
4.51%, 03/15/2059, Series 2016-C33, Class B(3)	4,317	4,030
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS	3,155	2,871
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS	4,341	3,955
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS	6,000	5,462
Wells Fargo Commercial Mortgage Trust 2017-HSDB
5.91% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031, Series 2017-HSDB, Class A(1)(2)	8,284	8,208
6.16% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 12/13/2031, Series 2017-HSDB, Class B(1)(2)	6,700	6,632
6.90% (1 Month LIBOR USD + 2.09%, 2.10% Floor), 12/13/2031, Series 2017-HSDB, Class D(1)(2)	100	98
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.50%, 09/15/2031, Series 2019-JWDR, Class A(1)(3)	6,560	5,813
3.04%, 09/15/2031, Series 2019-JWDR, Class C(1)(3)	290	255
3.33%, 09/15/2031, Series 2019-JWDR, Class D(1)(3)	10,000	8,629
3.86%, 09/15/2031, Series 2019-JWDR, Class E(1)(3)	6,766	5,723
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	5,200	4,440
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(3)	5,349	4,366
WFRBS Commercial Mortgage Trust 2013-C15
4.51%, 08/15/2046, Series 2013-C15, Class B(3)	1,525	1,350
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	2,365	1,807
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(3)	4,250	4,014
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(3)	825	759
WMRK Commercial Mortgage Trust 2022-WMRK
7.62% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A(1)(2)	2,158	2,136
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)	1,740	1,499
3.60%, 11/10/2036, Series 2017-WWP, Class C(1)(3)	320	243

Total Mortgage-Backed Obligations (Cost: $10,800,139)		10,245,034

Total Bonds & Notes (Cost: $30,832,256)		28,632,164

BANK LOANS – 1.12%
1011778 BC ULC

6.59% (LIBOR + 1.75%), 11/19/2026(2)		1,540	1,523
AAdvantage Loyality IP Ltd.
9.56% (LIBOR + 4.75%), 04/20/2028(2)		2,848	2,888
Acrisure LLC
8.34% (LIBOR + 3.50%), 02/15/2027(2)		2,962	2,861
Acuity Specialty Products, Inc.
9.16% (LIBOR + 4.00%), 08/12/2024(2)		2,369	2,006
AEA International Holdings SARL
8.94% (LIBOR + 3.75%), 09/07/2028(2)		1,339	1,329
Allied Universal Holdco LLC
8.66% (CME Term SOFR + 3.75%), 05/12/2028(2)		1,121	1,063
Amentum Government Services Holdings LLC
8.84% (LIBOR + 4.00%), 01/29/2027(2)		404	396
AmSurg LLC
0.00%, 04/29/2027		1,269	1,247
16.33% (CME Term SOFR + 11.65%), 04/28/2028(2)		3,229	2,336
AmWINS Group, Inc.
7.09% (LIBOR + 2.25%), 02/19/2028(2)		7,580	7,479
Arches Buyer, Inc.
8.16% (CME Term SOFR + 3.25%), 12/06/2027(2)		732	688
ASP Blade Holdings, Inc.
9.16% (LIBOR + 4.00%), 10/13/2028(2)		251	208
Asurion LLC
8.09% (LIBOR + 3.25%), 12/23/2026(2)		613	568
Athena Health Group, Inc.
8.26% (CME Term SOFR + 3.50%), 02/15/2029(2)		2,700	2,524
Avantor Funding, Inc.
7.09% (CME Term SOFR + 2.25%), 11/08/2027(2)		1,470	1,467
Avolon TLB Borrower 1 (US) LLC
6.26% (LIBOR + 1.50%), 02/12/2027(2)		690	683
6.51% (LIBOR + 1.75%), 01/15/2025(2)		281	281
AZZ, Inc.
9.16% (CME Term SOFR + 4.25%), 05/13/2029(2)		278	277
Bakelite US Holdco, Inc.
9.05% (CME Term SOFR + 4.00%), 05/29/2029(2)		2,287	2,172
Bally’s Corp.
7.96% (LIBOR + 3.25%), 10/02/2028(2)		2,972	2,832
Bausch + Lomb Corp.
8.46% (CME Term SOFR + 3.25%), 05/10/2027(2)		1,283	1,244
BCPE North Star US Holdco 2, Inc.
9.16% (LIBOR + 4.00%), 06/09/2028(2)		1,517	1,388
Berry Global, Inc.
6.51% (LIBOR + 1.75%), 07/01/2026(2)		1,352	1,346
Carnival Corp.
6.66% (EURIBOR + 3.75%), 06/30/2025(2)	EUR	4,863	5,182
7.84% (LIBOR + 3.00%), 06/30/2025(2)		$10,503	10,343
8.09% (LIBOR + 3.25%), 10/18/2028(2)		3,530	3,443
Central Parent, Inc.
9.15% (CME Term SOFR + 4.25%), 07/06/2029(2)		2,145	2,135
Charter Communications Operating LLC
6.56% (CME Term SOFR + 1.75%), 02/01/2027(2)		484	479
Clarios Global LP
8.09% (LIBOR + 3.25%), 04/30/2026(2)		761	755
Coherent Corp.
7.67% (CME Term SOFR + 2.75%), 07/02/2029(2)		1,286	1,272
Commscope, Inc.
8.09% (LIBOR + 3.25%), 04/06/2026(2)		5,389	5,174
ConnectWise LLC
8.34% (LIBOR + 3.50%), 09/29/2028(2)		1,401	1,350
Corporation Service Co.
8.16% (CME Term SOFR + 3.25%), 11/02/2029(2)		431	430
Crown Finance US, Inc.
14.84% (CME Term SOFR + 10.00%), 09/07/2023(2)		2,841	2,874
CSC Holdings LLC
9.33% (CME Term SOFR + 4.50%), 01/18/2028(2)		1,678	1,549
Deerfield Dakota Holding LLC
8.56% (CME Term SOFR + 3.75%), 04/09/2027(2)		1,758	1,699
Diamond Sports Group LLC
0.00%, 08/24/2026		1,719	92
DIRECTV Financing LLC
9.84% (LIBOR + 5.00%), 08/02/2027(2)		9,342	8,971
DTI Holdco, Inc.
9.43% (CME Term SOFR + 4.75%), 04/26/2029(2)		287	265
Elanco Animal Health, Inc.
6.41% (CME Term SOFR + 1.75%), 08/01/2027(2)		5,922	5,785
Element Materials Technology Group US Holdings, Inc.
9.25% (CME Term SOFR + 4.25%), 06/22/2029(2)		283	279
9.25% (CME Term SOFR + 4.25%), 06/22/2029(2)		613	605
Entegris, Inc.
7.62% (CME Term SOFR + 2.75%), 07/06/2029(2)		627	626
Fanatics Commerce Intermediate Holdco LLC
8.09% (LIBOR + 3.25%), 11/24/2028(2)		478	475
Fertitta Entertainment LLC
8.81% (CME Term SOFR + 4.00%), 01/27/2029(2)		5,607	5,511
Formula One Management Ltd.

8.06% (CME Term SOFR + 3.25%), 01/15/2030(2)		168	168
Frontier Communications Corp.
8.63% (LIBOR + 3.75%), 05/01/2028(2)		1,649	1,561
Gainwell Acquisition Corp.
9.00% (CME Term SOFR + 4.00%), 10/01/2027(2)		2,468	2,351
Gen Digital, Inc.
0.00%, 09/10/2027		2,673	2,609
6.91% (CME Term SOFR + 2.00%), 09/12/2029(2)		2,270	2,245
Genesee & Wyoming, Inc.
7.00% (CME Term SOFR + 2.00%), 12/30/2026(2)		830	824
Gray Television, Inc.
7.66% (CME Term SOFR + 3.00%), 12/01/2028(2)		2,143	2,080
Grifols Worldwide Operations Ltd.
6.84% (LIBOR + 2.00%), 11/15/2027(2)		4,514	4,420
Hilton Worldwide Finance LLC
6.64% (CME Term SOFR + 1.75%), 06/22/2026(2)		7,632	7,619
Hostess Brands LLC
7.08% (LIBOR + 2.25%), 08/03/2025(2)		1,501	1,500
Hub International Ltd.
8.06% (LIBOR + 3.25%), 04/25/2025(2)		642	640
ICON Plc
7.41% (CME Term SOFR + 2.25%), 07/03/2028(2)		153	153
7.41% (CME Term SOFR + 2.25%), 07/03/2028(2)		614	612
Ingenico Group
0.00%, 07/25/2028	EUR	36,800	38,813
Intelsat Jackson Holdings SA
9.08% (CME Term SOFR + 4.25%), 02/01/2029(2)		$2,905	2,868
Jazz Pharmaceuticals Plc
8.34% (LIBOR + 3.50%), 05/05/2028(2)		4,635	4,613
KFC Holding Co.
6.51% (LIBOR + 1.75%), 03/15/2028(2)		1,146	1,138
Lealand Finance Co. BV
5.84% (LIBOR + 1.00%), 06/30/2025(2)		638	420
7.84% (LIBOR + 3.00%), 06/28/2024(2)		149	100
Light and Wonder International, Inc.
7.96% (CME Term SOFR + 3.00%), 04/14/2029(2)		898	889
LSF11 A5 Holdco LLC
8.42% (CME Term SOFR + 3.50%), 10/15/2028(2)		551	533
Lumen Technologies, Inc.
7.17% (CME Term SOFR + 2.25%), 03/15/2027(2)		433	284
Market Bidco Ltd.
0.00%, 11/04/2027	EUR	21,570	19,560
Medline Borrower LP
8.09% (LIBOR + 3.25%), 10/23/2028(2)		$2,723	2,651
Naked Juice LLC
8.25% (CME Term SOFR + 3.25%), 01/24/2029(2)		2,351	2,062
11.00% (CME Term SOFR + 6.00%), 01/24/2030(2)		154	115
Nouryon Finance BV
7.53% (CME Term SOFR + 2.75%), 10/01/2025(2)		768	761
Open Text Corp.
8.41% (CME Term SOFR + 3.50%), 01/31/2030(2)		579	577
Oracle Corp.
6.46% (CME Term SOFR + 1.60%), 08/16/2027(2)		7,790	7,712
Organon & Co.
8.00% (LIBOR + 3.00%), 06/02/2028(2)		4,459	4,452
Osmosis Buyer Ltd.
8.48% (CME Term SOFR + 3.75%), 07/31/2028(2)		1,226	1,179
Penn Entertainment, Inc.
7.66% (CME Term SOFR + 2.75%), 05/03/2029(2)		671	669
Peraton Corp.
8.59% (CME Term SOFR + 3.75%), 02/01/2028(2)		1,298	1,279
Pre-Paid Legal Services, Inc.
8.59% (LIBOR + 3.75%), 12/15/2028(2)		1,062	1,043
Prime Security Services Borrower LLC
7.52% (LIBOR + 2.75%), 09/23/2026(2)		964	959
Project Champion
0.00%, 01/04/2030	EUR	4,100	3,913
0.00%, 01/04/2030		$8,200	7,216
Proofpoint, Inc.
8.09% (LIBOR + 3.25%), 08/31/2028(2)		188	184
RealPage, Inc.
7.84% (LIBOR + 3.00%), 04/24/2028(2)		447	432
Renaissance Holding Corp.
0.00%, 04/05/2030		871	846
Safe Fleet Holdings LLC
8.61% (CME Term SOFR + 3.75%), 02/23/2029(2)		391	382
SBA Senior Finance II LLC
6.60% (LIBOR + 1.75%), 04/11/2025(2)		2,620	2,616
Setanta Aircraft Leasing DAC
7.16% (LIBOR + 2.00%), 11/05/2028(2)		1,500	1,499
Sigma Holdco BV
6.24% (EURIBOR + 3.50%), 07/02/2025(2)	EUR	7,690	7,786
Sophia LP
8.66% (LIBOR + 3.50%), 10/07/2027(2)		$408	403
Sotera Health Holdings LLC

7.58% (CME Term SOFR + 2.75%), 12/11/2026(2)	12,000	11,535
Spin Holdco, Inc.
8.99% (LIBOR + 4.00%), 03/04/2028(2)	3,023	2,528
SS&C Technologies Holdings, Inc.
6.59% (LIBOR + 1.75%), 04/16/2025(2)	225	225
6.59% (LIBOR + 1.75%), 04/16/2025(2)	249	248
Sunshine Luxembourg VII Sarl
8.91% (LIBOR + 3.75%), 10/01/2026(2)	5,647	5,587
SVF II Finco LP
5.00%, 12/22/2023(18)	9,367	9,367
Syniverse Holdings LLC
11.90% (CME Term SOFR + 7.00%), 05/13/2027(2)	290	255
Trans Union LLC
7.09% (LIBOR + 2.25%), 12/01/2028(2)	2,736	2,711
TransDigm, Inc.
0.00%, 05/30/2025	21,646	21,597
0.00%, 12/09/2025	19,710	19,661
8.15% (CME Term SOFR + 3.25%), 02/22/2027(2)	2,731	2,725
8.15% (CME Term SOFR + 3.25%), 08/24/2028(2)	2,566	2,556
TruGreen LP
8.84% (LIBOR + 4.00%), 11/02/2027(2)	442	408
United AirLines, Inc.
8.57% (LIBOR + 3.75%), 04/21/2028(2)	662	656
US Renal Care, Inc.
9.88% (LIBOR + 5.00%), 06/26/2026(2)	1,130	760
William Morris Endeavor Entertainment LLC
7.60% (LIBOR + 2.75%), 05/18/2025(2)	279	276
Windstream Services LLC
8.91% (CME Term SOFR + 4.00%), 02/23/2027(2)	4,210	3,894
11.16% (CME Term SOFR + 6.25%), 09/21/2027(2)	72	65
Zayo Group Holdings, Inc.
7.84% (LIBOR + 3.00%), 03/09/2027(2)	5,111	4,138
9.06% (CME Term SOFR + 4.25%), 03/09/2027(2)	1,103	866

Total Bank Loans (Cost: $333,618)		332,894

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.09%
Communications – 0.06%
Clear Channel Outdoor Holdings, Inc. - Class A(13)	2,065	2,478
iHeartMedia, Inc. - Class A(13)	499	1,946
iHeartMedia, Inc. - Class B(13)(18)	365	1,282
Intelsat SA(13)(17)	446	10,749

Total Communications		16,455

Consumer Discretionary – 0.03%
Neiman Marcus Group, Inc.(13)(17)(18)	62	9,630

Total Consumer Discretionary		9,630

Financials – 0.00%(14)
CBL & Associates Properties, Inc.	2	44
Voyager Aviation Holdings LLC(1)(8)(13)(18)	0	—

Total Financials		44

Total Common Stocks (Cost: $53,207)		26,129

CONVERTIBLE PREFERRED STOCKS – 0.17%
Financials – 0.17%
Bank of America Corp., 7.25%	23	27,297
Wells Fargo & Co., 7.50%	20	23,846

Total Financials		51,143

Total Convertible Preferred Stocks (Cost: $62,493)		51,143

PREFERRED STOCKS – 0.00%(14)
Financials – 0.00%(14)
Cayenne Aviation Holdings LLC(1)(8)(13)(18)	0	7

Total Financials		7

Total Preferred Stocks (Cost: $61)		7

RIGHTS – 0.00%(14)
Communications – 0.00%(14)
Intelsat Jackson Holdings SA, expires 12/31/2049(8)(13)(18)	47	—
Intelsat Jackson Holdings SA, expires 12/31/2049(8)(13)(18)	48	—

Total Communications		—

Total Rights (Cost: $0)		—

WARRANTS – 0.00%(14)
Communications – 0.00%(14)
Intelsat SA, expires 02/17/2027(8)(13)(18)	1	—
Intelsat SA, expires 02/17/2027(8)(13)(18)	4	—
Windstream Holdings II LLC, expires 09/21/2055(13)(18)	9	81

Total Communications		81

Total Warrants (Cost: $8,440)		81

SHORT-TERM INVESTMENTS – 12.78%
Money Market Funds – 2.42%
Fidelity Institutional Money Market Government Fund - Class I, 4.76%(15)	719,397	719,397

Total Money Market Funds (Cost: $719,397)		719,397

	Principal Amount (000s)		Value (000s)
Government Related – 2.37%
Federal Home Loan Bank Discount Notes, 4.98%, 06/21/2023		$28,750	28,455
Federal Home Loan Bank Discount Notes, 5.08%, 08/25/2023		25,000	24,534
Federal Home Loan Bank Discount Notes, 5.17%, 09/28/2023		75,000	73,271
Federal Home Loan Banks, 4.85%, 05/05/2023(2)		167,900	167,897
Federal Home Loan Banks, 4.85%, 05/18/2023(2)		9,100	9,100
Japan Treasury Discount Bill, -0.26%, 06/26/2023		JPY 5,722,000	43,117
Japan Treasury Discount Bill, -0.20%, 06/19/2023		6,180,000	46,567
Japan Treasury Discount Bill, -0.19%, 06/12/2023		15,274,000	115,087
Japan Treasury Discount Bill, -0.16%, 05/29/2023		18,300,000	137,877
Japan Treasury Discount Bill, -0.16%, 06/05/2023		4,190,000	31,570
Japan Treasury Discount Bill, -0.12%, 04/10/2023		2,326,000	17,519
Republic of Argentina, -55.27%, 09/18/2023		ARS 2,162,182	10,001

Total Government Related (Cost: $702,396)			704,995

Repurchase Agreements – 2.65%
BNP Paribas SA, 4.86% dated 03/31/2023, due 04/03/2023, repurchase price $443,460 (collateralized by U.S. Treasury Note, value $453,727, 0.75%-4.38%, 10/31/2024-04/30/2027)		$443,400	443,400
BNP Paribas SA, 4.92% dated 03/31/2023, due 04/03/2023, repurchase price $305,442 (collateralized by the following: U.S. Treasury Note, value $311,982, 2.38%, 08/15/2025, U.S. Treasury Inflation Indexed Bond, value $39,954, 0.13%, 10/15/2025)		344,500	344,500

Total Repurchase Agreements (Cost: $787,900)			787,900

U.S. Treasury Bills – 5.17%
U.S. Treasury Bill, 0.00%, 04/06/2023		151,945	151,887
U.S. Treasury Bill, 0.00%, 04/25/2023(11)		437	436
U.S. Treasury Bill, 0.00%, 05/18/2023		112,785	112,125
U.S. Treasury Bill, 0.00%, 05/25/2023		170,440	169,304
U.S. Treasury Bill, 0.00%, 06/08/2023		114,900	113,940
U.S. Treasury Bill, 0.00%, 06/15/2023		171,832	170,215
U.S. Treasury Bill, 0.00%, 07/05/2023		200,000	197,575
U.S. Treasury Bill, 0.00%, 07/20/2023		221,290	218,214
U.S. Treasury Bill, 0.00%, 07/25/2023		200,000	197,067
U.S. Treasury Bill, 0.00%, 07/27/2023		69,930	68,888
U.S. Treasury Bill, 0.00%, 08/03/2023		16,206	15,947
U.S. Treasury Bill, 0.00%, 08/10/2023		73,640	72,402
U.S. Treasury Bill, 0.00%, 09/07/2023		50,000	48,980

Total U.S. Treasury Bills (Cost: $1,536,544)			1,536,980

Time Deposits – 0.17%
ANZ, Hong Kong, 2.45% due 04/03/2023	AUD	1,971	1,317
BNP Paribas, Paris, 3.57% due 04/03/2023	CAD	1,807	1,337
Brown Brothers Harriman, 0.00% due 04/03/2023	CHF	145	159
Brown Brothers Harriman, 1.83% due 04/03/2023(8)	NOK	3	0
Brown Brothers Harriman, 1.99% due 04/03/2023(8)	SEK	5	0
Brown Brothers Harriman, 2.11% due 04/03/2023	EUR	249	270
Brown Brothers Harriman, 3.40% due 04/03/2023	GBP	667	823
Brown Brothers Harriman, 3.65% due 04/03/2023	NZD	90	57
Brown Brothers Harriman, 6.04% due 04/03/2023	ZAR	5,960	335
Citibank, London, 2.11% due 04/03/2023	EUR	24,093	26,129
Citibank, New York, 4.33% due 04/03/2023(8)		$0	0
JP Morgan, New York, 4.33% due 04/03/2023		1,382	1,382
Skandinaviska Enskilda Banken AB, Stockholm, 3.40% due 04/03/2023	GBP	2,516	3,104
Sumitomo, Tokyo, -0.53% due 04/03/2023	JPY	112,520	848
Sumitomo, Tokyo, 4.33% due 04/03/2023		$14,901	14,901

Total Time Deposits (Cost: $50,662)			50,662

Total Short-Term Investments (Cost: $3,796,899)			3,799,934

TOTAL INVESTMENTS IN SECURITIES – 110.50% (Cost: $35,086,974)			32,842,352

TBA SALE COMMITMENTS – (0.40)%
Mortgage-Backed Obligations – (0.40)%
Fannie Mae
1.50%, 04/01/2053(16)		(1,051)	(825)
2.50%, 04/01/2053(16)		(6,969)	(6,006)
2.50%, 05/01/2053(16)		(8,025)	(6,924)
3.00%, 04/01/2053(16)		(2,557)	(2,294)
4.00%, 04/01/2053(16)		(72,026)	(68,887)
4.50%, 04/01/2053(16)		(17,633)	(17,277)
5.50%, 04/01/2053(16)		(1,849)	(1,868)
Ginnie Mae
3.50%, 04/01/2053(16)		(14,717)	(13,797)

Total Mortgage-Backed Obligations (Proceeds Received: $(115,078))			(117,878)

Total TBA Sale Commitments (Proceeds Received: $(115,078))			(117,878)

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.10)%			(3,002,399)

TOTAL NET ASSETS – 100.00%			$29,722,075

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

COP Colombian Peso

CZK Czech Koruna

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

RUB Russian Ruble

SEK Swedish Krona

ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,702,415, which represents 25.91% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2023.
(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2023.
(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2023.
(5)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2023.
(6)	Security in default as of March 31, 2023. The value of these securities totals $4,340, which represents 0.01% of total net assets.
(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(8)	A zero balance may reflect actual amounts rounding to less than one thousand.
(9)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(10)	Inflation protected security. The value of these securities totals $706,940, which represents 2.38% of total net assets.
(11)

Partially assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $144,913, which represents 0.49% of total net assets.

(12)	Delayed delivery purchase commitment security. The value of these securities totals $3,116,426, which represents 10.49% of total net assets.
(13)	Non-income producing security.
(14)	Amount calculated is less than 0.005%.
(15)	Represents annualized seven-day yield as of the close of the reporting period.
(16)	Delayed delivery sale commitment security. The value of these securities totals $(117,878), which represents (0.40)% of total net assets.
(17)	Security that is restricted at March 31, 2023. The value of the restricted security totals $54,978, which represents 0.18% of total net assets.
(18)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $20,367 or 0.07% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
17	3 Month EURIBOR Future	Jun. 2024	EUR	4,111	$4,460	$2
275	Australian 10 Year Bond Future	Jun. 2023	AUD	32,702	22,589	730
12	Euro-Bobl Future	Jun. 2023	EUR	1,436	1,534	(24)
232	Euro-Bund Future	Jun. 2023		30,424	34,178	1,183
5,140	U.S. 2 Year Note Future	Jun. 2023		$1,052,230	1,061,169	8,939
5,942	U.S. 5 Year Note Future	Jun. 2023		640,532	650,695	10,163
6,127	U.S. 10 Year Note Future	Jun. 2023		699,771	704,126	4,355
4,575	U.S. Long Bond Future	Jun. 2023		577,816	600,040	22,224
9,150	U.S. Ultra 10 Year Note Future	Jun. 2023		1,078,515	1,108,437	29,922
1,317	U.S. Ultra Bond Future	Jun. 2023		180,733	185,862	5,129

						82,623

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(17)	3 Month EURIBOR Future(1)	Jun. 2023	EUR	(4,103)	$(4,451)	$0
(15)	3 Month SOFR Future	Dec. 2023		$(3,601)	(3,577)	24
(214)	3 Month SOFR Future	Mar. 2024		(51,260)	(51,199)	61
(288)	Euro-BTP Future	Jun. 2023	EUR	(32,086)	(36,028)	(1,231)
(336)	Euro-Bund Future	Jun. 2023		(44,117)	(49,499)	(1,654)
(205)	Japan 10 Year Bond Future	Jun. 2023	JPY	(29,825,556)	(228,692)	(4,060)
(351)	U.S. 2 Year Note Future	Jun. 2023		$(72,471)	(72,465)	6
(652)	U.S. 10 Year Note Future	Jun. 2023		(74,827)	(74,929)	(102)
(1,950)	U.S. Ultra 10 Year Note Future	Jun. 2023		(230,259)	(236,224)	(5,965)
(376)	U.S. Ultra Bond Future	Jun. 2023		(50,922)	(53,063)	(2,141)

						(15,062)

						$67,561

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,311	USD	1,544	04/04/23	Deutsche Bank(1)	$0
AUD	1,220	USD	814	04/18/23	Morgan Stanley	1
AUD	30,315	USD	20,180	05/02/23	Deutsche Bank	104
AUD	38,799	USD	25,922	05/02/23	Morgan Stanley	39
BRL*	4,477	USD	865	04/04/23	Goldman Sachs	18
BRL*	379,293	USD	73,425	05/03/23	Goldman Sachs	1,044
CAD	955	USD	700	04/18/23	Bank of America	7
CAD	1,480	USD	1,095	06/21/23	BNP Paribas	1
CLP*	38,150,368	USD	46,369	06/01/23	Deutsche Bank	1,291
COP	4,012,747	USD	840	04/18/23	Barclays Bank	19
COP	2,466,209	USD	494	05/10/23	Barclays Bank	31
CZK	21,206	USD	960	04/18/23	Barclays Bank	19
EUR	1,561	USD	1,660	04/04/23	Bank of America	33
EUR	1,899	USD	2,021	04/04/23	BNP Paribas	38
EUR	275,909	USD	298,589	04/04/23	Deutsche Bank	635
EUR	2,705	USD	2,901	04/04/23	J.P. Morgan	33
EUR	1,416	USD	1,512	04/04/23	Morgan Stanley	23
EUR	920	USD	982	04/18/23	Deutsche Bank	17
EUR	673	USD	712	05/10/23	Morgan Stanley	20
EUR	206	USD	221	05/10/23	UBS	3
GBP	1,035	USD	1,259	04/04/23	BNP Paribas	18
GBP	3,554	USD	4,285	04/04/23	Deutsche Bank	99
GBP	19,214	USD	23,402	04/04/23	J.P. Morgan	300
IDR*	6,460,650	USD	420	04/18/23	Barclays Bank	12
IDR*	1,147,768	USD	74	06/21/23	Bank of America	2
IDR*	74,002,594	USD	4,937	06/21/23	BNP Paribas	7
IDR*	92,898,995	USD	6,106	06/23/23	BNP Paribas	99
IDR*	157,347,630	USD	10,362	06/27/23	Morgan Stanley	146
IDR*	411,480,891	USD	26,787	06/28/23	BNP Paribas	691
INR*	11,060	USD	134	04/19/23	J.P. Morgan(1)	0
JPY	12,020,027	USD	88,652	04/04/23	Bank of America	1,878
JPY	38,478	USD	290	04/18/23	Barclays Bank(1)	0
JPY	95,256	USD	710	04/18/23	Goldman Sachs	9
JPY	11,981,479	USD	90,390	05/02/23	Bank of America	262
MXN	12,573	USD	671	04/10/23	Goldman Sachs	26
MXN	15,242	USD	840	04/18/23	Deutsche Bank	3
MXN	18,900	USD	1,000	04/18/23	Morgan Stanley	46
MXN	20,116	USD	1,099	05/10/23	Goldman Sachs	10
MXN	57,259	USD	3,063	05/10/23	J.P. Morgan	92
MXN	937,547	USD	49,134	06/21/23	BNP Paribas	2,095
PEN*	4,245	USD	1,122	04/03/23	J.P. Morgan	6
PEN*	10,560	USD	2,784	04/10/23	J.P. Morgan	21
PEN*	12,854	USD	3,393	04/13/23	J.P. Morgan	21
PEN*	8,887	USD	2,342	04/27/23	Bank of America	16
PEN*	12,854	USD	3,404	05/03/23	Bank of America	5

PEN*	10,560	USD	2,791	06/21/23	BNP Paribas	1
THB	19,314	USD	560	04/18/23	UBS	6
USD	1,130	PEN*	4,245	04/03/23	J.P. Morgan	1
USD	37,531	AUD	56,048	04/04/23	Morgan Stanley	66
USD	17,895	JPY	2,326,000	04/10/23	Morgan Stanley	362
USD	7,185	KRW*	9,371,331	04/14/23	BNP Paribas	8
USD	57	KRW*	71,037	04/14/23	Goldman Sachs	3
USD	560	THB	19,053	04/18/23	Barclays Bank	2
USD	420	TWD*	12,803	04/18/23	Barclays Bank(1)	0
USD	589	EUR	540	04/18/23	Morgan Stanley	3
USD	1,000	JPY	131,258	04/18/23	Morgan Stanley	9
USD	248,811	GBP	201,265	05/02/23	BNP Paribas	386
USD	7,239	ZAR	120,980	05/12/23	Goldman Sachs	468
USD	5,814	CAD	7,751	05/16/23	Bank of America	75
USD	2,517	JPY	330,136	06/21/23	Deutsche Bank	1
USD	1,006	ZAR	17,780	09/12/23	BNP Paribas	22
ZAR	8,035	USD	450	04/18/23	Barclays Bank	1
ZAR	7,993	USD	430	04/18/23	Morgan Stanley	18
ZAR	6,813	USD	372	05/10/23	Barclays Bank	9
ZAR	15,909	USD	870	05/10/23	Morgan Stanley	20

					Total Unrealized Appreciation	10,701

AUD	1,756	USD	1,183	04/04/23	BNP Paribas	(10)
AUD	75,101	USD	50,605	04/04/23	Deutsche Bank	(404)
AUD	45,994	USD	30,922	04/04/23	Morgan Stanley	(177)
AUD	56,048	USD	37,569	05/02/23	Morgan Stanley	(67)
CHF	538	USD	590	04/18/23	Bank of America	(1)
EUR	4,618	USD	5,014	04/04/23	Deutsche Bank	(6)
EUR	1,428	USD	1,554	04/04/23	J.P. Morgan	(5)
EUR	2,598	USD	2,823	04/04/23	Morgan Stanley	(5)
EUR	10,225	USD	11,134	05/02/23	BNP Paribas	(28)
KRW*	37,235,728	USD	30,171	04/14/23	BNP Paribas	(1,655)
KRW*	19,231,039	USD	15,488	04/14/23	Morgan Stanley	(760)
KRW*	570,117	USD	440	04/18/23	Barclays Bank	(3)
KRW*	544,748	USD	420	04/18/23	Citibank	(3)
KRW*	9,330,519	USD	7,185	06/28/23	BNP Paribas	(7)
NOK	328,108	USD	32,653	05/16/23	Morgan Stanley	(1,253)
USD	281,950	GBP	235,246	04/04/23	Bank of America	(8,249)
USD	20,160	AUD	30,315	04/04/23	Deutsche Bank	(105)
USD	876	BRL*	4,477	04/04/23	Goldman Sachs	(7)
USD	4,930	EUR	4,642	04/04/23	J.P. Morgan	(105)
USD	25,895	AUD	38,799	04/04/23	Morgan Stanley	(40)
USD	295,238	EUR	279,099	04/04/23	Morgan Stanley	(7,444)
USD	2,805	PEN*	10,560	04/10/23	BNP Paribas	(1)
USD	268	MXN	5,092	04/10/23	Goldman Sachs	(14)
USD	3,410	PEN*	12,854	04/13/23	Bank of America	(4)
USD	420	COP	2,021,405	04/18/23	Barclays Bank	(13)
USD	420	IDR*	6,379,800	04/18/23	Barclays Bank	(7)
USD	420	KRW*	553,140	04/18/23	Barclays Bank	(4)
USD	2,277	ZAR	41,521	04/18/23	BNP Paribas	(52)
USD	420	MXN	7,883	04/18/23	Citibank	(16)

USD	2,455	ZAR	44,776	04/18/23	Deutsche Bank	(57)
USD	1,559	MXN	29,890	04/18/23	Goldman Sachs	(95)
USD	590	PLN	2,601	04/18/23	Goldman Sachs	(12)
USD	988	GBP	820	04/18/23	J.P. Morgan	(24)
USD	2,348	ZAR	42,944	04/18/23	J.P. Morgan	(61)
USD	700	CAD	963	04/18/23	Morgan Stanley	(13)
USD	984	EUR	920	04/18/23	Morgan Stanley	(15)
USD	420	MXN	7,801	04/18/23	Morgan Stanley	(12)
USD	709	NZD	1,145	04/18/23	Morgan Stanley	(7)
USD	299,068	EUR	275,909	05/02/23	Deutsche Bank	(625)
USD	2,129	COP	10,303,428	05/10/23	Bank of America	(67)
USD	2,244	MXN	42,618	05/10/23	Barclays Bank	(104)
USD	1,681	ZAR	30,338	05/10/23	Barclays Bank	(17)
USD	7,274	PEN*	28,944	05/10/23	Goldman Sachs	(399)
USD	2,004	EUR	1,859	05/10/23	J.P. Morgan	(17)
USD	8,209	MXN	154,462	05/10/23	J.P. Morgan	(302)
USD	427	MXN	8,054	05/10/23	Morgan Stanley	(16)
USD	11,452	ZAR	210,746	05/15/23	Bank of America	(341)
USD	23,687	ZAR	442,020	05/15/23	Deutsche Bank	(1,048)
USD	35	ZAR	636	05/15/23	J.P. Morgan	(1)
USD	7,677	ZAR	140,420	05/17/23	J.P. Morgan	(179)
USD	7,329	ZAR	136,604	05/19/23	Deutsche Bank	(313)
USD	15,045	ZAR	280,037	05/19/23	J.P. Morgan	(619)
USD	137,798	JPY	18,300,000	05/30/23	Deutsche Bank	(1,199)
USD	31,540	JPY	4,190,000	06/05/23	Bank of America	(312)
USD	624	CZK	14,259	06/07/23	Deutsche Bank	(32)
USD	261	CZK	5,796	06/07/23	Morgan Stanley	(6)
USD	465	CZK	10,437	06/07/23	UBS	(16)
USD	113,429	JPY	15,274,000	06/12/23	Bank of America	(2,803)
USD	45,761	JPY	6,180,000	06/20/23	Bank of America	(1,324)
USD	22,097	TWD*	674,170	06/20/23	BNP Paribas	(166)
USD	11,674	TWD*	355,902	06/20/23	Goldman Sachs	(79)
USD	12	TWD*	372	06/20/23	Morgan Stanley(1)	(0)
USD	2,808	CAD	3,864	06/21/23	BNP Paribas	(55)
USD	16,545	TWD*	504,702	06/21/23	BNP Paribas	(124)
USD	380	EUR	352	06/21/23	UBS	(3)
USD	423	CLP	340,885	06/22/23	Deutsche Bank	(2)
USD	20	IDR*	308,077	06/23/23	Goldman Sachs(1)	(0)
USD	43,552	JPY	5,722,000	06/26/23	BNP Paribas	(82)
USD	75	IDR*	1,157,282	06/28/23	BNP Paribas	(2)
USD	1,484	IDR*	22,352,722	06/30/23	Citibank	(9)
USD	4,069	MXN	76,209	08/31/23	J.P. Morgan	(37)

					Total Unrealized Depreciation	(31,040)

					Net Unrealized Depreciation	$(20,339)

*	Non-deliverable forward
(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at March 31, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe Crossover Series 39 Version 1 Index	5.00%	6/20/2028	4.36%	EUR	1,105	$(11)	$(22)	$(33)

						$(11)	$(22)	$(33)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.62%		$5,200	$18	$17	$35
AT&T, Inc.	1.00	6/20/2026	0.74		6,900	106	(50)	56
Barclays Bank PLC(1)	1.00	12/20/2023	0.90	EUR	6,200	7	0	7
Boeing Co.	1.00	6/20/2027	0.83		$7,500	(473)	524	51
CDX.EM.29	1.00	6/20/2023	0.59		1,700	(29)	31	2
CDX.EM.30	1.00	12/20/2023	0.58		6,120	(106)	126	20
CDX.EM.31	1.00	6/20/2024	0.76		7,482	(251)	275	24
CDX.EM.32	1.00	12/20/2024	0.96		11,050	(475)	485	10
CDX.EM.34	1.00	12/20/2025	2.56		2,852	(184)	75	(109)
CDX.EM.36	1.00	12/20/2026	1.92		26,864	(890)	76	(814)
CDX.EM.38	1.00	12/20/2027	2.22		3,800	(318)	130	(188)
CDX.NA.HY.35	5.00	12/20/2025	3.83		495	39	(25)	14
CDX.NA.HY.38	5.00	6/20/2027	4.33		5,247	(184)	315	131
CDX.NA.HY.39	5.00	12/20/2027	4.69		146,000	(3,241)	5,192	1,951
CDX.NA.HY.39	5.00	6/20/2028	2.30		4,600	(336)	73	(263)
CDX.NA.HY.40	5.00	6/20/2028	4.62		179,500	(170)	3,279	3,109
Ford Motor Credit Co. LLC	5.00	6/20/2023	1.19		28,100	760	(475)	285
Ford Motor Credit Co. LLC	5.00	6/20/2024	1.44		19,600	1,026	(169)	857
Ford Motor Credit Co. LLC	5.00	12/20/2024	1.73		1,700	105	(11)	94
Ford Motor Credit Co. LLC	5.00	6/20/2025	1.89		700	27	19	46
Ford Motor Credit Co. LLC	5.00	12/20/2025	2.14		600	23	21	44
Ford Motor Credit Co. LLC	5.00	6/20/2026	2.31		19,400	1,620	(75)	1,545
General Electric Co.	1.00	12/20/2023	0.27		700	(12)	16	4
Rolls-Royce PLC	1.00	6/20/2025	1.45	EUR	16,900	(1,133)	964	(169)

						$(4,071)	$10,813	$6,742

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2027	0.34%	$2,433	$(59)	$(4)	$(63)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.83	975	15	(18)	(3)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.83	974	15	(18)	(3)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.83	970	15	(18)	(3)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.83	976	15	(18)	(3)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.83	1,370	21	(25)	(4)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.83	586	9	(11)	(2)
Barclays Bank	Brazilian Government International	1.00	Quarterly	6/20/2028	2.27	2,517	183	(39)	144
Barclays Bank	Brazilian Government International	1.00	Quarterly	6/20/2028	2.27	1,239	91	(20)	71
Barclays Bank	Chile Government International	1.00	Quarterly	6/20/2028	1.04	876	9	(8)	1
Barclays Bank	Colombia Government International	1.00	Quarterly	6/20/2028	2.82	3,563	361	(71)	290
Barclays Bank	Mexico Government International	1.00	Quarterly	6/20/2028	1.20	3,190	62	(33)	29
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2028	5.14	1,198	213	(10)	203

							$950	$(293)	$657

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	6/20/2024	0.60%	$300	$(4)	$5	$1
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	0.83	3,200	(24)	34	10
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	2.61	600	(54)	14	(40)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	2.35	1,900	(85)	(10)	(95)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	2.61	800	(71)	18	(53)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	2.16	1,400	(66)	11	(55)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	2.35	400	(15)	(5)	(20)
Morgan Stanley	Colombia Government International(1)	1.00	Quarterly	6/20/2027	2.35	900	(46)	0	(46)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	2.61	1,000	(89)	23	(66)
Goldman Sachs	Mexico Government International	1.00	Quarterly	6/20/2023	0.17	8,200	(21)	39	18
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2023	0.23	8,500	(382)	434	52
Goldman Sachs	Mexico Government International	1.00	Quarterly	6/20/2028	1.20	200	(3)	2	(1)
J.P. Morgan	Mexico Government International(1)	1.00	Quarterly	6/20/2024	0.34	100	(1)	1	0
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.70	100	(1)	2	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.43	300	(1)	4	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.84	500	75	(72)	3
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.94	400	(4)	5	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	1.20	1,500	(34)	20	(14)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	0.99	4,700	(81)	83	2
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2023	2.58	3,000	(171)	139	(32)
Bank of America	Turkey Government International	1.00	Quarterly	6/20/2024	3.47	400	(37)	25	(12)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	4.11	1,300	(134)	69	(65)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	2.58	200	(14)	12	(2)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	2.58	500	(40)	34	(6)
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	4.45	200	(34)	20	(14)
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	3.47	1,200	(90)	55	(35)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	4.11	900	(96)	51	(45)
J.P. Morgan	Turkey Government International	1.00	Quarterly	12/20/2023	2.58	200	(14)	12	(2)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2023	2.58	500	(39)	33	(6)
Morgan Stanley	Turkey Government International	1.00	Quarterly	6/20/2024	3.47	400	(46)	35	(11)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	4.11	3,700	(449)	267	(182)
Goldman Sachs	CMBX NA Series 14	3.00	Quarterly	12/16/2072	3.74	645	(109)	58	(51)

							$(2,180)	$1,418	$(762)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.00%	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	$(6)	$(1,210)	$(1,216)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(1,112)	(1,084)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(1,906)	(2,068)

						$(140)	$(4,228)	$(4,368)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$109	$109
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	166	166
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	93	93
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	221	221
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	153	153
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	87	87
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	223	3,163	3,386
0.20	1 Year JPY TONA(1)	Received	Annual	2/3/2025	JPY	930,858	0	(12)	(12)
0.21	1 Year JPY TONA(1)	Received	Annual	2/3/2025		930,858	0	(13)	(13)
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(266)	4,144	3,878
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$108,850	(7,309)	(13,943)	(21,252)
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052	EUR	158,000	945	5,928	6,873
0.89	1 Year JPY TONA(1)	Received	Annual	2/15/2033	JPY	549,176	0	(102)	(102)
0.90	1 Year JPY TONA(1)	Received	Annual	2/15/2033		549,176	0	(107)	(107)
0.90	1 Year JPY TONA(1)	Received	Annual	2/15/2033		1,098,352	0	(216)	(216)
0.92	1 Year JPY TONA(1)	Received	Annual	2/15/2033		1,590,716	0	(333)	(333)
1.25	3 Month USD LIBOR	Received	Quarterly	12/15/2026		$1,300	(23)	137	114
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		26,170	(731)	(3,743)	(4,474)
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900	4,735	13,512	18,247
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200	(14,295)	40,618	26,323
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2029		3,570	(403)	65	(338)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		9,860	(434)	(822)	(1,256)
2.00	Secured Overnight Financing Rate	Paid	Annual	12/21/2029		168,700	(15,819)	1,885	(13,934)
2.00	6 Month EURIBOR	Paid	Semi-Annual	9/21/2032	EUR	68,370	994	(6,005)	(5,011)
2.00	Secured Overnight Financing Rate	Paid	Annual	12/21/2032		$378,900	(46,615)	6,162	(40,453)
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200	(9)	625	616
2.37	Secured Overnight Financing Rate(1)	Received	Annual	2/9/2053		554	0	(1)	(1)
2.37	Secured Overnight Financing Rate(1)	Received	Annual	2/3/2053		595	0	(1)	(1)
2.41	Secured Overnight Financing Rate(1)	Received	Annual	2/17/2053		729	0	(2)	(2)
2.44	6 Month EURIBOR(1)	Paid	Semi-Annual	7/14/2032	EUR	3,088	0	(52)	(52)
2.47	Secured Overnight Financing Rate(1)	Received	Annual	2/10/2053		$729	0	(4)	(4)
2.69	Euro Short-Term Rate(1)	Paid	Annual	2/15/2033	EUR	1,291	0	1	1
2.74	Euro Short-Term Rate(1)	Paid	Annual	3/22/2033		648	0	2	2
2.95	Euro Short-Term Rate(1)	Paid	Annual	3/2/2033		650	0	8	8
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	489	(1,880)	(1,391)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$6,100	353	(505)	(152)
3.00	Secured Overnight Financing Rate	Paid	Annual	6/21/2033		100	(2)	1	(1)
3.00	Secured Overnight Financing Rate	Paid	Annual	6/21/2033		104,870	(1,970)	593	(1,377)
3.00	6 Month EURIBOR	Received	Semi-Annual	9/20/2033	EUR	96,100	685	(1,246)	(561)
3.00	Secured Overnight Financing Rate	Received	Annual	9/20/2053		$26,103	—	(483)	(483)
3.00	Secured Overnight Financing Rate	Received	Annual	9/20/2053		25,946	—	(480)	(480)
3.13	Secured Overnight Financing Rate(1)	Received	Annual	3/22/2033		713	0	(4)	(4)
3.15	Secured Overnight Financing Rate(1)	Received	Annual	2/14/2033		1,446	0	(9)	(9)
3.25	Sterling Overnight Index Average	Received	Annual	9/20/2053	GBP	700	23	(36)	(13)
3.28	Secured Overnight Financing Rate(1)	Received	Annual	2/24/2033		$1,440	0	(16)	(16)
3.28	Secured Overnight Financing Rate(1)	Received	Annual	3/3/2033		667	0	(8)	(8)
3.30	3 Month Canadian Bank Bill(1)	Paid	Quarterly	3/27/2033	CAD	435	0	0	0
3.35	3 Month Canadian Bank Bill	Paid	Quarterly	3/30/2033		884	(2)	4	2
3.35	Secured Overnight Financing Rate(1)	Received	Annual	3/3/2033		$688	0	(10)	(10)
3.37	3 Month Canadian Bank Bill(1)	Received	Quarterly	3/27/2053	CAD	188	0	0	0
3.40	3 Month Canadian Bank Bill	Received	Quarterly	3/30/2053		383	1	(2)	(1)
3.45	Secured Overnight Financing Rate(1)	Received	Annual	3/2/2033		$723	0	(13)	(13)
3.50	Sterling Overnight Index Average	Received	Annual	9/20/2033	GBP	15,600	129	(338)	(209)
3.60	Secured Overnight Financing Rate	Paid	Annual	9/20/2025		$370,000	—	(155)	(155)
4.45	3 Month CZK PRIBOR(1)	Received	Quarterly	6/19/2025	CZK	56,878	0	8	8
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(9)	(9)
5.53	6 Month PLN WIBOR(1)	Received	Semi-Annual	9/20/2025	PLN	9,071	0	14	14
5.54	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/4/2027	MXN	3,400	0	(21)	(21)
5.70	6 Month PLN WIBOR(1)	Received	Semi-Annual	9/20/2028	PLN	11,241	0	(43)	(43)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(14)	(65)	(79)
7.20	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	3/20/2025	ZAR	79,003	0	(17)	(17)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037	MXN	900	3	2	5
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(2)	(109)	(111)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	4	2	6
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	(6)	18
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	98	(23)	75
7.70	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	6/19/2025	ZAR	91,890	0	3	3
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027	MXN	800	—	1	1
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027		3,300	0	5	5
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027		100	—	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(7)	33	26
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		1,600	0	2	2

8.05	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028	2,400	0	3	3
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027	14,300	—	10	10
8.42	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/20/2028	32,803	0	(13)	(13)
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024	49,700	—	75	75
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024	119,300	—	180	180
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032	14,300	—	(16)	(16)
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027	12,100	—	1	1
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032	6,000	—	(7)	(7)
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024	29,000	—	42	42
10.20	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	3/27/2025	49,599	0	8	8

						$(79,195)	$47,196	$(31,999)

Lunar - payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	11.65%	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025	BRL 3,780	$—	$(14)	$(14)
Citibank	11.69	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025	5,296	—	(18)	(18)
Bank of America	12.60	Brazil Cetip DI Interbank Deposit	Paid	7/1/2024	13,937	—	3	3
Citibank	12.85	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025	13,496	—	34	34
Goldman Sachs	12.97	Brazil Cetip DI Interbank Deposit	Paid	7/1/2024	4,956	—	5	5
Citibank	12.97	Brazil Cetip DI Interbank Deposit	Paid	7/1/2024	8,195	—	8	8

						$—	$18	$18

Over-the-Counter Total Return Swap Contracts - Purchased

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Fequency	Maturity Date	Notional Amount (000s)	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
J.P. Morgan	IBOXX USD Liquid Investment	Secured Overnight Financing Rate	Quarterly	06/20/2023	$43,185	$(7)	$479	$472
J.P. Morgan	IBOXX USD Liquid Investment	Secured Overnight Financing Rate	Quarterly	06/20/2023	43,185	(7)	658	651

						$(14)	$1,137	$1,123

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SAJIBOR	South African Johannesburg Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
TONA	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

Bridge Builder Municipal Bond Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 95.97%
Alabama – 2.77%
Alabama Community College System ACCS Enhancements Fee Revenue
4.00%, 09/01/2035	$430	$447
4.00%, 09/01/2037	750	762
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	4,845	5,000
5.00%, 09/01/2036	10,000	10,884
Alabama Housing Finance Authority
3.88%, 12/01/2023	2,500	2,500
5.00%, 06/01/2026(1)	3,430	3,535
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,313
5.00%, 06/01/2035	4,000	4,159
5.00%, 11/01/2035	6,400	7,347
Birmingham Airport Authority
5.00%, 07/01/2028	700	787
5.00%, 07/01/2030	1,000	1,156
5.00%, 07/01/2031	350	404
5.00%, 07/01/2032	300	345
5.00%, 07/01/2034	800	910
Black Belt Energy Gas District
4.00%, 12/01/2049(1)	12,530	12,461
4.00%, 07/01/2052(1)	6,805	6,805
4.00%, 10/01/2052(1)	3,380	3,337
4.00%, 10/01/2052(1)	20,065	19,810
4.00%, 12/01/2052(1)	5,550	5,380
4.00%, 04/01/2053(1)	10,210	10,044
4.32% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(2)	24,660	23,749
5.00%, 06/01/2027	1,585	1,672
5.00%, 06/01/2028	2,270	2,411
5.25%, 06/01/2027	1,300	1,371
5.25%, 12/01/2027	1,170	1,239
5.25%, 06/01/2028	1,540	1,632
5.25%, 12/01/2028	1,275	1,348
5.25%, 02/01/2053(1)	12,855	13,540
5.50%, 11/01/2053(1)	18,190	19,199
City of Hoover AL
5.00%, 03/01/2041	8,210	9,313
City of Montgomery AL
4.00%, 12/01/2036	400	414
4.00%, 12/01/2037	500	512
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2024	440	454
5.00%, 09/01/2025	475	498
5.00%, 09/01/2026	500	535
5.00%, 09/01/2028	550	609
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500	1,535
5.25%, 10/01/2048	1,650	1,691
5.50%, 10/01/2053	715	733
6.00%, 10/01/2042	9,350	9,913
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,401
5.00%, 06/01/2036	2,600	2,806
5.00%, 06/01/2037	3,300	3,530
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,371
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870	3,691
2.90%, 07/15/2034(1)	200	199
3.95%, 06/01/2034(1)	34,750	34,750
Lower Alabama Gas District
4.00%, 12/01/2050(1)	12,610	12,501
Mobile County Board of School Commissioners
4.00%, 03/01/2034	1,315	1,381
4.00%, 03/01/2035	1,360	1,411
4.00%, 03/01/2036	1,500	1,539
4.00%, 03/01/2038	1,750	1,773
4.00%, 03/01/2039	1,700	1,713
4.00%, 03/01/2040	1,580	1,583
4.00%, 03/01/2041	2,765	2,754
5.00%, 03/01/2028	1,030	1,100
5.00%, 03/01/2038	1,400	1,562
5.00%, 03/01/2039	1,720	1,910
Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	697
4.00%, 03/01/2039	415	420
4.00%, 03/01/2041	400	399
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000	1,007
Prichard Water Works & Sewer Board
2.25%, 11/01/2027	210	125
2.38%, 11/01/2028	550	314
Southeast Alabama Gas Supply District
3.97% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365	5,373
4.00%, 06/01/2049(1)	17,010	17,017
Southeast Energy Authority A Cooperative District
4.00%, 12/01/2051(1)	3,875	3,766
5.00%, 05/01/2053(1)	12,765	13,154
5.50%, 01/01/2053(1)	14,400	15,393

State of Alabama
3.00%, 08/01/2026	5,000	5,026
Sumter County Industrial Development Authority
6.00%, 07/15/2052(1)	5,000	4,501
Tender Option Bond Trust Receipts/Certificates
3.95%, 08/01/2026(3)	5,000	5,000
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	4,273	3,736
5.25%, 05/01/2044(3)	7,400	6,061
University of Alabama
4.00%, 06/01/2033	1,070	1,147

Total Alabama		354,865

Alaska – 0.17%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,250	1,220
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,526
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2037	1,500	1,613
5.00%, 12/01/2040	2,500	2,771
5.00%, 12/01/2042	1,500	1,581
5.25%, 12/01/2047	1,620	1,724
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,510
Northern Tobacco Securitization Corp.
0.50%, 06/01/2031	155	155
4.00%, 06/01/2034	1,000	1,013
4.00%, 06/01/2050	3,145	2,773
4.00%, 06/01/2050	3,570	3,552
5.00%, 06/01/2032	875	967
5.00%, 06/01/2033	750	825

Total Alaska		21,230

Arizona – 1.61%
Arizona Health Facilities Authority
4.22% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	3,750	3,665
5.00%, 12/01/2039	1,150	1,173
Arizona Industrial Development Authority
2.65%, 07/01/2026	330	318
3.00%, 12/15/2031(3)	400	342
4.00%, 07/01/2031	275	280
4.00%, 07/01/2031	310	307
4.00%, 11/01/2039	1,140	1,099
4.00%, 07/15/2041(3)	265	218
4.00%, 12/15/2041(3)	600	479
4.00%, 07/15/2050(3)	1,500	1,121
4.00%, 07/01/2051	1,825	1,497
4.00%, 07/15/2051(3)	500	374
4.00%, 12/15/2051(3)	925	672
4.00%, 07/15/2056(3)	475	346
4.50%, 07/15/2029(3)	2,500	2,401
5.00%, 02/01/2034	2,585	3,028
5.00%, 07/15/2040(3)	835	806
5.00%, 07/01/2049(3)	650	589
5.00%, 07/15/2049	500	458
5.00%, 07/15/2050(3)	2,365	2,158
5.50%, 07/01/2052(3)	655	633
Arizona State University
5.00%, 07/01/2042	500	523
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	18,960	19,188
5.00%, 09/01/2052(1)	10,250	10,742
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	1,964
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,346
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2043	2,500	2,705
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,912
5.00%, 07/01/2025	1,295	1,365
5.00%, 07/01/2026	1,675	1,765
5.00%, 07/01/2027	4,600	4,913
5.00%, 07/01/2028	1,070	1,187
5.00%, 07/01/2028	4,440	4,811
5.00%, 07/01/2029	725	797
5.00%, 07/01/2029	12,865	12,902
5.00%, 07/01/2030	1,000	1,122
5.00%, 07/01/2030	1,500	1,504
5.00%, 07/01/2031	725	811
5.00%, 07/01/2032	120	134
5.00%, 07/01/2032	800	850
5.00%, 07/01/2036	3,000	3,185
5.00%, 07/01/2042	540	556
5.00%, 07/01/2045	635	671
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2032	1,370	1,670
5.00%, 07/15/2033	1,920	2,338
5.00%, 07/15/2034	1,785	2,148
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	275
5.00%, 07/01/2027	715	776
5.00%, 07/01/2033	435	398
5.00%, 07/01/2038	450	390
5.00%, 07/01/2048	915	735
5.00%, 05/15/2056	1,375	1,142
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2030	700	731
5.00%, 07/01/2033	415	433
5.00%, 07/01/2034	765	793
5.00%, 07/01/2037	4,750	4,822

5.00%, 07/01/2038	1,295	1,314
5.00%, 07/01/2049	525	518
Industrial Development Authority of the County of Pima
4.00%, 04/01/2035	415	420
4.00%, 04/01/2036	420	419
4.00%, 04/01/2040	675	650
4.00%, 06/15/2041(3)	675	551
4.00%, 06/15/2051(3)	1,000	736
4.00%, 06/15/2057(3)	1,000	706
5.00%, 04/01/2033	575	643
5.00%, 04/01/2034	795	885
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100	2,054
Maricopa County Industrial Development Authority
4.00%, 10/15/2047(3)	2,200	1,818
5.00%, 01/01/2046(1)	3,210	3,429
5.00%, 07/01/2047	1,000	1,060
5.75%, 01/01/2036(3)	1,500	1,188
6.00%, 01/01/2048(3)	1,155	813
Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2036	1,315	1,388
4.00%, 07/01/2037	860	898
4.00%, 07/01/2038	500	515
4.00%, 07/01/2039	1,035	1,059
4.00%, 07/01/2040	1,090	1,110
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	848
4.00%, 07/01/2038	19,340	19,518
5.00%, 07/01/2025	5,000	5,261
5.00%, 07/01/2026	7,000	7,540
5.00%, 07/01/2033	6,555	7,663
Mizuho Floater/Residual Trust
3.92%, 03/01/2026(3)	3,820	3,820
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2041	4,680	4,746
5.00%, 01/01/2024	1,600	1,629
5.00%, 01/01/2033	1,000	1,116
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020	5,352
5.00%, 12/01/2037	4,430	4,621
State of Arizona
5.00%, 10/01/2024	1,075	1,114
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,190	965
5.00%, 12/01/2050	500	419
5.00%, 12/01/2054	750	617
University of Arizona
5.00%, 06/01/2038	1,955	2,156
Western Maricopa Education Center District No 402
5.00%, 07/01/2024	320	329
5.00%, 07/01/2025	1,410	1,485
Yuma & La Paz Counties Community College District
4.00%, 07/01/2033	370	398
4.00%, 07/01/2034	375	398
4.00%, 07/01/2035	350	365

Total Arizona		206,102

Arkansas – 0.19%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	144
4.00%, 07/01/2027	220	221
4.50%, 09/01/2049(3)	2,900	2,595
4.75%, 09/01/2049(3)	2,500	2,292
5.45%, 09/01/2052(3)	2,500	2,489
Tender Option Bond Trust Receipts/Certificates
0.00%, 09/01/2044(3)	10,000	10,000
University of Arkansas
5.00%, 03/01/2033	5,845	6,050
5.00%, 11/01/2047	1,000	1,054

Total Arkansas		24,845

California – 7.60%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300	1,306
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	1,710	1,798
5.00%, 10/01/2036	2,500	2,583
5.00%, 10/01/2037	2,000	2,057
Alisal Union School District
5.25%, 08/01/2042	740	801
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860	2,114
Apple Valley Public Financing Authority
4.00%, 06/01/2036	1,350	1,394
Bay Area Toll Authority
2.85%, 04/01/2047(1)	985	981
2.95%, 04/01/2047(1)	1,155	1,149
4.38% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(2)	15,000	14,528
4.42% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)	10,000	9,907
5.22% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000	1,010
Calexico Unified School District
4.00%, 08/01/2042	680	685
California Community Choice Financing Authority
5.00%, 07/01/2053	6,510	6,843
5.00%, 12/01/2053(1)	5,075	5,303
5.25%, 01/01/2054	12,325	12,614
California Community Housing Agency
3.00%, 08/01/2056(3)	570	376
4.00%, 08/01/2050(3)	2,665	2,005
4.00%, 08/01/2051(3)	925	645
4.00%, 02/01/2056(3)	2,535	1,879

4.00%, 02/01/2056(3)	5,865	4,526
5.00%, 08/01/2049(3)	6,215	5,903
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	406
4.00%, 06/01/2036	275	275
4.00%, 06/01/2037	275	273
4.00%, 06/01/2038	275	272
5.00%, 06/01/2026	215	225
California Health Facilities Financing Authority
4.00%, 04/01/2035	1,930	1,971
4.00%, 04/01/2045	2,000	1,916
5.00%, 08/15/2034	125	135
California Housing Finance
3.50%, 11/20/2035	7,885	7,509
4.00%, 03/20/2033	3,318	3,332
4.25%, 01/15/2035	501	510
California Infrastructure & Economic Development Bank
3.65%, 01/01/2050(3)	54,350	54,364
4.00%, 10/01/2041	2,235	2,300
5.00%, 11/01/2057	1,250	1,282
California Municipal Finance Authority
0.70%, 12/01/2044(1)	3,550	3,477
4.00%, 05/15/2032	750	781
4.00%, 05/15/2036	2,750	2,792
4.00%, 08/15/2037	1,560	1,557
4.00%, 08/15/2042	1,635	1,571
4.00%, 02/01/2051	975	920
4.13%, 10/01/2041(1)	6,000	6,039
5.00%, 08/15/2029	1,000	1,109
5.00%, 05/15/2033	1,870	1,949
5.00%, 11/01/2033	765	863
5.00%, 08/15/2034	1,065	1,169
5.00%, 05/15/2036	2,500	2,578
5.00%, 12/31/2043	16,725	16,938
5.00%, 12/31/2047	555	558
5.00%, 05/15/2049	1,000	996
5.00%, 10/01/2049(3)	515	468
5.00%, 10/01/2057(3)	1,000	885
5.25%, 11/01/2034	1,000	1,144
5.25%, 11/01/2052	2,165	2,311
5.25%, 06/01/2053	2,265	2,467
California Pollution Control Financing Authority
2.95%, 08/01/2024(1)(3)	4,050	4,049
5.00%, 07/01/2037(3)	5,000	5,001
California Public Finance Authority
2.13%, 11/15/2027(3)	1,875	1,779
2.38%, 11/15/2028(3)	500	470
4.00%, 07/15/2041	2,800	2,841
5.00%, 07/01/2027(3)	175	170
5.00%, 11/15/2036(3)	250	240
5.00%, 07/01/2047(3)	140	135
5.00%, 10/15/2047	3,075	3,088
California School Finance Authority
2.00%, 10/01/2024(3)	285	277
3.00%, 10/01/2031(3)	215	202
4.00%, 11/01/2031(3)	500	467
4.00%, 11/01/2041(3)	980	809
4.00%, 06/01/2061(3)	1,000	697
California State Public Works Board
4.00%, 11/01/2038	4,000	4,135
5.00%, 03/01/2024	2,500	2,558
5.00%, 03/01/2025	3,340	3,506
5.00%, 08/01/2030	970	1,153
5.00%, 08/01/2033	1,800	2,157
5.00%, 09/01/2039	10,705	10,973
California Statewide Communities Development Authority
4.00%, 09/02/2025	375	375
4.00%, 09/02/2029	200	201
4.00%, 09/02/2029	300	299
4.00%, 09/02/2031	300	297
4.00%, 04/01/2036	675	690
4.00%, 05/15/2036	1,540	1,584
4.00%, 04/01/2037	700	706
4.00%, 05/15/2037	3,595	3,667
4.00%, 04/01/2038	2,400	2,369
4.00%, 05/15/2038	2,795	2,838
4.00%, 05/15/2039	2,030	2,052
4.00%, 09/02/2051	1,000	813
4.00%, 09/02/2051	1,175	1,007
4.00%, 09/02/2051	1,220	1,047
5.00%, 11/01/2032(3)	1,135	1,163
5.00%, 04/01/2035	1,300	1,431
5.00%, 01/01/2038	750	781
5.00%, 09/02/2039	745	779
5.00%, 05/15/2040	400	405
5.00%, 11/01/2041(3)	875	871
5.00%, 09/02/2042	1,300	1,324
5.00%, 01/01/2043	1,000	1,028
5.00%, 09/02/2044	700	720
5.00%, 09/02/2044	1,000	1,005
5.00%, 09/02/2044	1,350	1,401
5.00%, 02/01/2045	1,175	1,076
5.00%, 04/01/2046(1)	4,300	4,974
5.00%, 01/01/2048	2,840	2,902
5.00%, 09/02/2049	700	715
5.00%, 09/02/2052	1,900	1,898
5.25%, 12/01/2048(3)	800	784
5.25%, 12/01/2056(3)	6,635	6,449
5.38%, 11/01/2049(3)	100	82

5.50%, 12/01/2054	2,270	2,272
5.50%, 12/01/2058(3)	6,315	6,312
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	704
4.00%, 05/15/2036	800	819
4.00%, 05/15/2037	850	862
4.00%, 05/15/2038	460	495
4.00%, 05/15/2038	750	757
4.00%, 05/15/2038	8,235	8,309
4.00%, 05/15/2039	775	779
4.00%, 05/15/2039	11,305	11,365
4.00%, 05/15/2040	750	749
4.00%, 05/15/2041	800	793
4.00%, 05/15/2044	3,000	2,911
4.75%, 05/15/2035	8,340	8,536
5.00%, 05/15/2025	240	251
5.00%, 05/15/2025	1,760	1,831
5.00%, 05/15/2026	520	551
5.00%, 05/15/2026	1,455	1,543
5.00%, 05/15/2027	1,325	1,426
5.00%, 05/15/2028	1,150	1,254
5.00%, 05/15/2031	2,325	2,529
5.00%, 05/15/2033	1,325	1,429
5.00%, 05/15/2033	1,600	1,813
5.00%, 05/15/2034	130	150
5.00%, 05/15/2034	1,860	2,064
5.00%, 05/15/2034	2,295	2,573
5.00%, 05/15/2035	1,510	1,633
5.00%, 05/15/2036	145	167
5.00%, 05/15/2036	2,515	2,673
5.00%, 05/15/2036	2,585	2,845
5.00%, 05/15/2037	2,000	2,173
5.00%, 05/15/2038	3,705	4,002
5.00%, 05/15/2040	1,095	1,111
5.00%, 05/15/2040	10,000	10,705
5.00%, 05/15/2041	2,255	2,405
5.25%, 05/15/2031	4,805	5,269
5.25%, 05/15/2032	1,000	1,095
5.50%, 05/15/2036	3,500	4,039
5.50%, 05/15/2047	2,725	3,011
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,324
5.00%, 09/01/2036	1,255	1,426
5.00%, 09/01/2037	2,705	3,048
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,516
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,345
City of Vernon CA Electric System Revenue
5.00%, 10/01/2027	475	512
CMFA Special Finance Agency
4.00%, 08/01/2045(3)	970	769
CMFA Special Finance Agency VII
3.00%, 08/01/2056(3)	2,000	1,309
4.00%, 08/01/2047(3)	2,315	1,790
CMFA Special Finance Agency VIII
3.00%, 08/01/2056(3)	3,000	1,957
CMFA Special Finance Agency XII
4.38%, 08/01/2049(3)	800	627
Compton Community College District
0.00%, 08/01/2038	3,000	1,088
Corona Community Facilities District
5.00%, 09/01/2027	100	107
5.25%, 09/01/2034	185	204
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	166
5.00%, 09/01/2031	225	247
5.00%, 09/01/2034	335	365
5.00%, 09/01/2036	560	597
CSCDA Community Improvement Authority
3.00%, 09/01/2056(3)	6,565	4,310
3.13%, 08/01/2056(3)	1,550	1,054
3.13%, 06/01/2057(3)	4,540	2,984
3.25%, 04/01/2057(3)	2,880	1,964
4.00%, 07/01/2056(3)	1,162	830
4.00%, 08/01/2056(3)	1,225	938
4.00%, 09/01/2056(3)	800	606
4.00%, 10/01/2056(3)	250	203
4.00%, 10/01/2056(3)	5,045	3,757
4.00%, 12/01/2056(3)	5,030	3,633
4.00%, 06/01/2058(3)	1,575	1,201
4.00%, 12/01/2058(3)	3,360	2,513
4.00%, 12/01/2059(3)	255	164
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,918
Fontana Unified School District
2.38%, 08/01/2044	1,500	1,074
Foothill-de Anza Community College District
5.00%, 04/01/2035	250	259
5.00%, 04/01/2036	200	207
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	8,300	7,759
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000	971
0.00%, 06/01/2066	23,000	2,326
5.00%, 06/01/2024	255	262
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037	2,050	2,327
5.00%, 08/01/2042	630	697

Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,400	2,584
Irvine Unified School District
5.00%, 03/01/2057	795	805
Kern Community College District
5.25%, 08/01/2036	1,150	1,375
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,307
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,683
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,284
5.00%, 12/01/2030	2,520	2,696
5.00%, 12/01/2032	3,250	3,949
5.00%, 12/01/2034	5,375	6,459
Los Angeles Department of Water & Power
5.00%, 07/01/2039	2,500	2,870
5.00%, 07/01/2039	12,645	14,231
5.00%, 07/01/2040	9,185	10,260
5.00%, 07/01/2042	4,495	4,700
5.00%, 07/01/2046	3,880	4,297
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,515
4.00%, 07/01/2037	3,000	3,115
5.00%, 07/01/2027	2,385	2,659
Madera Unified School District
4.00%, 08/01/2044	1,250	1,254
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,806
5.00%, 08/01/2028	1,000	1,060
5.00%, 08/01/2029	775	821
5.00%, 08/01/2030	2,530	2,682
Metropolitan Water District of Southern California
4.11% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	2,530	2,521
4.11% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	6,650	6,625
Mizuho Floater/Residual Trust
4.27%, 06/01/2050(1)(3)	13,400	13,400
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,289
4.00%, 08/01/2029	1,000	1,098
4.00%, 08/01/2030	1,445	1,599
4.00%, 08/01/2032	2,030	2,263
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,590
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000	4,112
5.00%, 03/01/2028	1,340	1,428
5.00%, 03/01/2030	1,700	1,806
5.00%, 03/01/2042	1,390	1,463
North Coast County Water District
4.00%, 10/01/2033	250	273
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,830
Ontario International Airport Authority
4.00%, 05/15/2039	850	855
4.00%, 05/15/2040	635	636
4.00%, 05/15/2041	400	399
Orange County Community Facilities District
5.25%, 08/15/2045	975	995
Orange County Transportation Authority
5.00%, 10/15/2024	6,385	6,637
Pittsburg Unified School District
4.00%, 08/01/2035	280	293
4.00%, 08/01/2039	400	405
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,863
Port of Oakland
5.00%, 05/01/2023	175	175
5.00%, 05/01/2024	150	154
5.00%, 05/01/2025	4,800	4,964
5.00%, 05/01/2026	1,170	1,233
5.00%, 05/01/2027	3,970	4,252
5.00%, 05/01/2028	1,875	2,038
5.00%, 05/01/2029	1,875	2,067
5.00%, 11/01/2029	1,875	2,080
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	17,100
5.00%, 05/15/2047	10,825	11,891
Riverside County Transportation Commission
4.00%, 06/01/2046	5,250	5,014
Sacramento City Financing Authority
5.00%, 12/01/2033	875	927
Sacramento City Unified School District
5.00%, 07/01/2031	1,740	2,094
San Diego County Regional Airport Authority
4.00%, 07/01/2035	4,815	4,899
5.00%, 07/01/2030	205	229
5.00%, 07/01/2037	6,000	6,505
5.00%, 07/01/2038	6,100	6,588
San Diego Unified School District
5.00%, 07/01/2047	3,090	3,287
San Francisco Bay Area Rapid Transit District
3.00%, 08/01/2050	4,195	3,319
5.00%, 08/01/2032	5,000	5,293
5.00%, 08/01/2039	2,650	3,039
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037	945	1,009
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2043	1,970	2,130

San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2049	3,250	3,284
State of California
4.00%, 10/01/2024	4,475	4,575
4.00%, 03/01/2025	3,500	3,602
4.00%, 10/01/2025	2,240	2,328
4.00%, 03/01/2026	375	393
4.00%, 10/01/2026	2,740	2,898
4.00%, 10/01/2033	2,900	3,151
4.00%, 11/01/2035	1,750	1,862
4.00%, 03/01/2036	2,385	2,518
4.00%, 10/01/2036	6,300	6,604
4.00%, 11/01/2036	2,735	2,885
4.00%, 11/01/2037	1,625	1,695
5.00%, 08/01/2023	3,000	3,025
5.00%, 12/01/2023	2,980	3,030
5.00%, 05/01/2024	1,945	1,998
5.00%, 10/01/2024	1,790	1,856
5.00%, 12/01/2024	1,255	1,307
5.00%, 10/01/2025	1,280	1,363
5.00%, 09/01/2026	2,000	2,183
5.00%, 08/01/2027	620	656
5.00%, 11/01/2028	8,000	9,188
5.00%, 08/01/2029	935	1,016
5.00%, 09/01/2029	370	403
5.00%, 11/01/2029	3,170	3,546
5.00%, 04/01/2030	5,130	6,043
5.00%, 08/01/2030	3,500	3,797
5.00%, 08/01/2030	3,910	4,340
5.00%, 11/01/2032	11,555	13,714
5.00%, 03/01/2033	7,765	9,092
5.00%, 09/01/2034	1,430	1,722
5.00%, 04/01/2035	2,585	3,076
5.00%, 04/01/2035	4,980	5,597
5.00%, 09/01/2035	1,365	1,629
5.00%, 09/01/2035	2,320	2,768
5.00%, 10/01/2037	15,000	17,322
5.00%, 10/01/2041	19,860	22,376
5.00%, 04/01/2042	1,700	1,827
5.00%, 04/01/2042	1,750	1,989
5.00%, 09/01/2042	26,500	30,258
5.00%, 09/01/2052	1,000	1,110
5.50%, 12/01/2052	1,550	1,680
State of California Department of Water Resources
5.00%, 12/01/2025	1,500	1,609
5.00%, 12/01/2033	8,530	10,189
Tender Option Bond Trust Receipts/Certificates
4.27%, 05/01/2053(1)(3)	18,700	18,700
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	270
5.00%, 10/01/2034	250	268
5.00%, 10/01/2035	240	255
5.00%, 10/01/2038	600	626
University of California
5.00%, 05/15/2034	1,500	1,859
5.00%, 05/15/2036	1,135	1,362
5.00%, 05/15/2039	20,000	23,533
5.50%, 05/15/2040	14,250	17,260
West Contra Costa Healthcare District
4.00%, 07/01/2034	1,125	1,188
4.00%, 07/01/2036	1,220	1,265
4.00%, 07/01/2038	1,320	1,352

Total California		973,269

Colorado – 2.39%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,237
5.00%, 12/15/2030	3,500	3,799
Adams County School District No 1
5.00%, 12/01/2033	1,000	1,084
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,000	1,503
Amber Creek Metropolitan District
5.00%, 12/01/2037	731	693
5.13%, 12/01/2047	1,050	942
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,333
5.50%, 12/01/2043	1,750	1,964
Arkansas River Power Authority
5.00%, 10/01/2031	750	788
5.00%, 10/01/2038	4,665	4,755
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	465
5.00%, 12/01/2050	1,000	876
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400	1,340
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J
5.00%, 12/15/2035	2,195	2,361
5.00%, 12/15/2036	1,500	1,607
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525	514
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	472
5.00%, 12/01/2050	1,340	1,139
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500	488
City & County of Denver CO
5.00%, 10/01/2032	9,405	9,245
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465	4,494

5.00%, 11/15/2025	4,390	4,612
5.00%, 11/15/2027	8,200	8,861
5.00%, 11/15/2029	3,105	3,340
5.00%, 12/01/2029	1,130	1,227
5.00%, 11/15/2031(1)	1,000	1,045
5.00%, 12/01/2031	7,045	7,636
5.00%, 11/15/2032	2,175	2,548
5.00%, 12/01/2032	385	417
5.00%, 12/01/2035	5,520	5,889
5.50%, 11/15/2031	6,030	7,122
5.50%, 11/15/2032	1,660	1,986
5.50%, 11/15/2033	1,865	2,222
5.50%, 11/15/2042	2,760	3,090
5.75%, 11/15/2034	960	1,157
5.75%, 11/15/2035	890	1,062
5.75%, 11/15/2040	6,500	7,520
5.75%, 11/15/2041	1,300	1,497
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2042	2,120	2,226
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500	1,730
5.00%, 11/15/2042	1,550	1,655
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2026	80	80
4.00%, 06/01/2026	535	547
4.00%, 06/01/2028	580	600
4.00%, 05/01/2029	70	69
4.00%, 05/01/2030	65	64
4.00%, 06/01/2030	325	338
4.00%, 06/01/2032	340	354
4.00%, 05/01/2036	75	70
4.00%, 07/01/2036	1,295	1,309
4.00%, 12/15/2036	750	752
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	680
4.00%, 01/01/2035	2,495	2,603
4.00%, 11/01/2039	3,775	3,696
4.00%, 08/01/2044	1,520	1,390
5.00%, 11/01/2023	1,350	1,368
5.00%, 11/01/2024	1,125	1,160
5.00%, 11/01/2025	1,715	1,808
5.00%, 11/01/2026	1,330	1,432
5.00%, 08/01/2027	1,000	1,079
5.00%, 08/01/2028	1,000	1,095
5.00%, 05/15/2031	1,000	1,185
5.00%, 05/15/2032	1,000	1,203
5.00%, 11/15/2036(1)	1,790	1,816
5.00%, 11/15/2036(1)	4,980	5,038
5.00%, 08/01/2044	6,110	6,305
5.00%, 09/01/2046	1,000	1,016
5.00%, 08/01/2049(1)	1,330	1,395
5.00%, 11/15/2049(1)	235	257
5.00%, 11/15/2049(1)	2,350	2,507
5.00%, 05/15/2062(1)	3,295	3,554
5.00%, 05/15/2062(1)	4,415	4,912
5.25%, 11/01/2038	1,100	1,208
5.25%, 11/01/2039	1,000	1,092
6.13%, 12/01/2045(3)	675	464
6.25%, 12/01/2050(3)	205	139
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,265	3,219
5.00%, 12/31/2051	4,400	4,299
5.00%, 12/31/2056	4,790	4,623
Colorado Housing & Finance Authority
4.25%, 11/01/2049	380	385
4.25%, 11/01/2049	700	709
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635	618
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775	744
5.00%, 12/01/2049	1,500	1,361
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	490
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	811
County of El Paso CO
4.00%, 12/01/2033	800	857
4.00%, 12/01/2035	910	956
5.00%, 12/01/2031	600	695
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	11,526
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,074
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,357	1,337
5.63%, 12/01/2048	2,130	2,042
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,797
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500	496
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000	1,009
E-470 Public Highway Authority
3.58% (SOFR + 0.35%), 09/01/2039(2)	2,195	2,186
5.00%, 09/01/2040	4,975	5,043
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000	2,059
Eagle County School District No Re50J
4.00%, 12/01/2036	980	1,015

Fiddlers Business Improvement District
5.00%, 12/01/2032(3)	1,190	1,203
Ground Water Management Subdistrict of Central Colorado Water Conservancy Distributors
4.00%, 12/01/2040	2,735	2,749
Hogback Metropolitan District
5.00%, 12/01/2041	725	660
5.00%, 12/01/2051	1,050	904
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,217
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	664
5.00%, 12/01/2049	1,000	891
Mizuho Floater/Residual Trust
4.27%, 07/01/2034(1)(3)(6)	300	300
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	397
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500	464
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775	1,819
Peak Metropolitan District No 1
5.00%, 12/01/2041(3)	1,000	916
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	398
4.00%, 12/01/2051	650	482
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(3)	250	195
4.75%, 12/01/2045(3)	1,900	1,083
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	679
Rampart Range Metropolitan District No 5
4.00%, 12/01/2051	2,125	1,482
Regional Transportation District
4.00%, 01/15/2033	850	870
4.00%, 07/15/2033	270	278
4.00%, 07/15/2034	750	763
5.00%, 06/01/2031	1,315	1,492
5.00%, 07/15/2032	600	660
Reunion Metropolitan District
3.63%, 12/01/2044	1,673	1,223
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,500	1,286
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290	1,347
Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2042	1,035	1,004
Southglenn Metropolitan District
5.00%, 12/01/2046	500	465
Southlands Metropolitan District No 1
3.50%, 12/01/2027	500	467
State of Colorado
4.00%, 12/15/2035	7,400	7,754
4.00%, 12/15/2037	1,800	1,829
6.00%, 12/15/2038	5,000	6,161
6.00%, 12/15/2039	1,200	1,471
6.00%, 12/15/2040	12,165	14,820
6.00%, 12/15/2041	6,125	7,430
STC Metropolitan District No 2
3.00%, 12/01/2025	555	526
5.00%, 12/01/2038	500	465
University of Colorado
2.00%, 06/01/2051(1)	1,310	1,268
2.00%, 06/01/2051(1)	1,545	1,506
2.00%, 06/01/2054(1)	5,955	5,853
5.00%, 06/01/2047	500	541
University of Colorado Hospital Authority
5.00%, 11/15/2047(1)	9,530	9,730
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	207
5.00%, 12/15/2024	135	140
5.00%, 12/01/2025	180	190
5.00%, 12/15/2025	85	90
5.00%, 12/01/2026	195	211
5.00%, 12/01/2027	205	225
5.00%, 12/01/2028	210	235
5.00%, 12/15/2028	130	139
5.00%, 12/01/2029	210	238
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	500	534
5.00%, 12/01/2031	230	259
5.00%, 12/01/2032	250	281
5.00%, 12/01/2035	100	110
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	853
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,539
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	570
5.00%, 12/01/2049	1,000	893

Total Colorado		306,308

Connecticut – 2.37%
City of Bridgeport CT
4.00%, 08/01/2036	225	231
4.00%, 06/01/2037	2,460	2,496
4.00%, 09/01/2042	995	968
5.00%, 09/15/2029	2,600	2,971
5.00%, 09/15/2030	2,250	2,569
5.00%, 06/01/2033	1,985	2,263
5.00%, 08/01/2034	250	287

5.00%, 09/01/2040	1,380	1,516
City of Hartford CT
5.00%, 07/15/2023	2,000	2,013
5.00%, 07/15/2026	2,430	2,566
City of New Britain CT
5.00%, 03/01/2027	1,260	1,368
5.00%, 03/01/2028	1,490	1,619
5.00%, 03/01/2033	1,900	2,050
City of New Haven CT
4.00%, 08/01/2037	1,000	1,010
5.00%, 08/15/2029	2,000	2,143
5.00%, 08/15/2031	1,000	1,071
5.25%, 08/01/2023	1,115	1,123
City of West Haven CT
4.00%, 09/15/2030	300	323
4.00%, 09/15/2031	325	347
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250	1,243
3.00%, 11/15/2050	5,920	5,807
3.00%, 05/15/2051	8,480	8,295
5.00%, 05/15/2025	1,995	2,078
5.00%, 11/15/2025	1,270	1,337
5.00%, 05/15/2026	1,290	1,374
5.00%, 11/15/2026	600	645
5.00%, 05/15/2027	675	733
5.00%, 11/15/2027	550	603
5.00%, 05/15/2028	700	773
5.00%, 11/15/2028	750	835
5.00%, 05/15/2029	720	809
5.00%, 11/15/2029	1,000	1,131
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(1)	5,885	5,678
0.55%, 07/01/2037(1)	4,500	4,470
1.10%, 07/01/2033(1)	22,000	21,187
1.80%, 07/01/2049(1)	2,005	1,956
2.00%, 07/01/2042(1)	6,470	6,210
4.00%, 07/01/2032	250	271
4.00%, 07/01/2033	265	284
4.00%, 07/01/2034	275	292
4.00%, 07/01/2035	250	262
4.00%, 07/01/2036	200	206
4.00%, 07/01/2044	865	712
4.00%, 07/01/2046	880	789
4.00%, 07/01/2049	3,370	2,645
5.00%, 11/01/2023	695	704
5.00%, 11/01/2024	475	492
5.00%, 07/01/2025(3)	435	432
5.00%, 06/01/2027	200	218
5.00%, 06/01/2028	400	443
5.00%, 11/01/2028	1,245	1,411
5.00%, 07/01/2029	150	170
5.00%, 07/01/2029(3)	440	437
5.00%, 07/01/2029	1,000	1,106
5.00%, 07/01/2030	175	201
5.00%, 06/01/2031	600	686
5.00%, 07/01/2031	250	291
5.00%, 07/01/2032	700	790
5.00%, 07/01/2032	2,000	2,212
5.00%, 07/01/2033	235	271
5.00%, 07/01/2033	600	673
5.00%, 07/01/2033	2,730	3,040
5.00%, 07/01/2034	320	366
5.00%, 07/01/2034	700	781
5.00%, 07/01/2035	350	396
5.00%, 07/01/2035	525	581
5.00%, 07/01/2036	360	402
5.00%, 07/01/2036	1,000	1,097
5.00%, 07/01/2037	390	431
5.00%, 07/01/2039	3,275	3,585
5.00%, 07/01/2043	1,750	1,630
5.00%, 07/01/2049(3)	1,550	1,343
5.00%, 07/01/2053(1)	2,625	2,808
5.00%, 07/01/2053(1)	3,445	3,566
Metropolitan District
4.00%, 09/01/2037	3,980	4,108
4.00%, 09/01/2038	3,000	3,064
State of Connecticut
3.00%, 01/15/2024	450	452
3.00%, 01/15/2032	3,030	3,031
3.00%, 01/15/2039	1,475	1,318
4.00%, 01/15/2024	290	293
4.00%, 01/15/2036	2,605	2,759
4.00%, 04/15/2037	3,075	3,160
4.00%, 01/15/2039	5,000	5,122
4.00%, 01/15/2039	8,835	9,030
5.00%, 07/15/2023	1,160	1,168
5.00%, 01/15/2026	850	910
5.00%, 04/15/2026	1,500	1,616
5.00%, 06/15/2027	1,680	1,767
5.00%, 09/15/2027	1,000	1,112
5.00%, 03/01/2029	1,500	1,532
5.00%, 04/15/2030	565	647
5.00%, 06/15/2032	500	606
5.00%, 06/15/2032	710	742
5.00%, 09/15/2032	325	396
5.00%, 11/15/2032	200	210
5.00%, 09/15/2033	4,500	5,052
5.00%, 04/15/2034	645	733
5.00%, 04/15/2035	225	254

5.00%, 06/15/2035	300	352
5.00%, 11/15/2035	1,500	1,762
5.00%, 11/15/2035	1,500	1,762
5.00%, 04/15/2036	2,300	2,569
5.00%, 11/15/2036	1,000	1,158
5.00%, 06/15/2038	700	796
5.00%, 01/15/2040	8,325	9,127
5.00%, 01/15/2042	8,780	9,761
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	4,480	4,666
4.00%, 05/01/2038	830	851
4.00%, 05/01/2038	1,025	1,057
4.00%, 05/01/2039	3,680	3,747
4.00%, 05/01/2040	7,545	7,647
4.00%, 11/01/2040	4,240	4,298
5.00%, 09/01/2023	900	909
5.00%, 05/01/2030	2,000	2,341
5.00%, 05/01/2033	3,000	3,490
5.00%, 05/01/2034	3,400	3,940
5.00%, 05/01/2034	8,900	10,493
5.00%, 05/01/2035	2,800	3,263
5.00%, 01/01/2036	1,500	1,640
5.00%, 05/01/2037	5,000	5,627
5.00%, 01/01/2038	4,400	4,754
5.00%, 07/01/2038	6,500	7,457
5.00%, 07/01/2039	6,000	6,824
5.25%, 07/01/2040	3,500	4,034
5.25%, 07/01/2042	2,500	2,856
Town of Hamden CT
5.00%, 08/15/2026	500	515
5.00%, 08/15/2026	1,335	1,432
5.00%, 08/01/2030	500	565
5.00%, 01/01/2040	1,875	1,662
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,933
University of Connecticut
5.00%, 11/01/2028	1,290	1,466
5.00%, 05/01/2042	5,000	5,538
5.25%, 11/15/2034	3,705	4,161

Total Connecticut		303,657

Delaware – 0.32%
County of Kent DE
5.00%, 07/01/2040	2,120	2,046
5.00%, 07/01/2048	2,305	2,125
County of Sussex DE
5.00%, 01/01/2036	2,130	2,056
Delaware Municipal Electric Corp.
4.00%, 07/01/2036	365	378
Delaware River & Bay Authority
4.00%, 01/01/2042	185	186
4.00%, 01/01/2046	1,100	1,081
5.00%, 01/01/2029	350	399
5.00%, 01/01/2032	500	601
5.00%, 01/01/2035	350	415
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630	4,421
4.00%, 09/01/2030	180	182
4.00%, 09/01/2041	550	502
4.00%, 06/01/2042	1,000	807
5.00%, 09/01/2036	1,225	1,262
5.00%, 08/01/2039	715	711
5.00%, 09/01/2040	250	259
5.00%, 09/01/2046	700	706
5.00%, 11/15/2048	2,000	1,892
5.00%, 08/01/2049	900	857
5.00%, 09/01/2050	250	253
5.00%, 08/01/2054	835	784
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385	1,456
5.00%, 06/01/2043	1,000	1,023
5.00%, 06/01/2048	500	507
5.00%, 06/01/2050	2,790	2,819
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,774
5.00%, 09/01/2034	6,750	7,878
5.00%, 09/01/2035	1,000	1,157

Total Delaware		40,537

District of Columbia – 1.52%
District of Columbia
0.00%, 06/01/2046(3)	1,200	755
4.00%, 02/01/2037	2,860	2,957
5.00%, 03/01/2024	455	465
5.00%, 10/01/2029	5,000	5,821
5.00%, 06/01/2030	1,085	1,116
5.00%, 12/01/2033	5,000	5,741
5.00%, 06/01/2034	1,000	1,053
5.00%, 06/01/2034	2,100	2,311
5.00%, 12/01/2034	3,240	3,917
5.00%, 03/01/2035	3,770	4,324
5.00%, 06/01/2035	3,000	3,073
5.00%, 06/01/2038	2,635	2,689
5.00%, 06/01/2038	3,000	3,130
5.00%, 01/01/2040	2,050	2,385
5.00%, 07/01/2040	1,445	1,656
5.00%, 06/01/2042	2,000	2,133
5.00%, 07/01/2042	1,530	1,366
5.00%, 06/01/2046	3,370	3,385
5.00%, 07/01/2052	1,230	1,035

District of Columbia Housing Finance Agency
0.70%, 06/01/2024(1)	10,000	9,946
5.00%, 12/01/2026(1)	3,725	3,882
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000	382
0.00%, 06/15/2046	13,000	2,975
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340	9,096
3.00%, 10/01/2057(1)	8,715	8,592
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	571
4.00%, 10/01/2038	635	634
5.00%, 10/01/2023	850	857
5.00%, 10/01/2024	1,325	1,360
5.00%, 10/01/2024	1,500	1,553
5.00%, 10/01/2025	1,185	1,257
5.00%, 10/01/2026	8,500	9,062
5.00%, 10/01/2027	500	539
5.00%, 10/01/2028	4,150	4,546
5.00%, 10/01/2029	4,155	4,532
5.00%, 10/01/2030	2,530	2,845
5.00%, 10/01/2030	5,280	5,658
5.00%, 10/01/2031	4,305	4,899
5.00%, 10/01/2031	5,335	5,794
5.00%, 10/01/2032	5,000	5,260
5.00%, 10/01/2032	11,490	13,050
5.00%, 10/01/2033	6,230	7,051
5.00%, 10/01/2034	1,520	1,709
5.00%, 10/01/2035	1,350	1,504
5.00%, 10/01/2036	1,075	1,184
5.00%, 10/01/2037	1,000	1,045
5.00%, 10/01/2043	8,000	8,295
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,278
0.00%, 10/01/2035	6,025	3,790
0.00%, 10/01/2037	1,000	563
4.00%, 10/01/2038	415	415
5.00%, 10/01/2034	1,500	1,639
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330	1,345
5.00%, 10/01/2024	1,030	1,065
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2024	2,115	2,179
5.00%, 07/01/2032	1,255	1,375
Washington Metropolitan Area Transit Authority Dedicated Revenue
4.00%, 07/15/2035	2,190	2,336
5.00%, 07/15/2023	1,665	1,676
5.00%, 07/15/2024	1,100	1,134
5.00%, 07/15/2036	2,550	3,015
5.00%, 07/15/2037	2,300	2,627
5.00%, 07/15/2039	1,445	1,676

Total District of Columbia		194,503

Florida – 5.85%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,553
5.00%, 12/01/2036	1,000	1,013
5.00%, 12/01/2044	3,350	3,359
6.00%, 11/15/2034	35	27
6.25%, 11/15/2044	400	287
6.38%, 11/15/2049	300	212
Alachua County School Board
5.00%, 07/01/2027	1,155	1,259
5.00%, 07/01/2030	2,140	2,453
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	214
2.75%, 05/01/2031(3)	270	231
Astonia Community Development District
2.50%, 05/01/2026(3)	250	237
3.00%, 05/01/2031(3)	205	181
Ave Maria Stewardship Community District
2.88%, 05/01/2027	1,225	1,167
Avenir Community Development District
5.63%, 05/01/2054	2,000	1,923
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	125	117
2.88%, 05/01/2031	250	216
5.00%, 05/01/2042	1,920	1,847
5.00%, 05/01/2053	1,440	1,338
Berry Bay Community Development District
2.63%, 05/01/2026	200	189
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,495
5.00%, 04/01/2039	1,335	1,358
5.00%, 04/01/2040	5,000	5,391
Capital Projects Finance Authority
5.00%, 10/01/2024	550	556
5.00%, 10/01/2025	2,630	2,681
5.00%, 10/01/2026	1,275	1,312
5.00%, 10/01/2027	1,750	1,815
5.00%, 10/01/2034	500	515
5.00%, 10/01/2035	500	511
Capital Trust Agency, Inc.
4.00%, 06/15/2023(3)	550	549
4.00%, 06/15/2025(3)	250	244
4.00%, 06/15/2031(3)	700	634
5.25%, 12/01/2058(3)	2,650	2,395
Celebration Community Development District
2.25%, 05/01/2026	105	98
2.75%, 05/01/2031	120	103

Central Florida Expressway Authority
4.00%, 07/01/2034	2,935	3,132
4.00%, 07/01/2039	1,525	1,547
5.00%, 07/01/2026	1,375	1,487
5.00%, 07/01/2035	5,000	5,619
CFM Community Development District
2.88%, 05/01/2031	420	362
Charles Cove Community Development District
3.00%, 05/01/2031	280	244
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,457
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2047	330	353
City of Jacksonville FL
5.00%, 10/01/2026	475	515
5.00%, 10/01/2027	380	421
5.00%, 08/15/2028	3,045	3,420
5.00%, 10/01/2028	755	855
5.00%, 08/15/2029	2,500	2,860
5.00%, 10/01/2029	655	757
5.00%, 08/15/2030	1,700	1,925
5.00%, 10/01/2030	615	721
5.00%, 08/15/2031	2,250	2,546
5.00%, 08/15/2032	1,200	1,357
5.00%, 10/01/2032	565	682
5.00%, 08/15/2033	1,200	1,351
5.00%, 06/01/2053(3)	1,485	1,281
City of Miami Gardens FL
5.00%, 07/01/2034	1,725	1,774
City of Orlando FL
5.00%, 10/01/2031	1,120	1,270
5.00%, 10/01/2032	1,300	1,396
5.00%, 10/01/2032	1,680	1,902
5.00%, 10/01/2035	1,200	1,344
5.00%, 10/01/2036	1,000	1,113
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,193
City of Palmetto FL
4.25%, 06/01/2027	250	252
5.00%, 06/01/2032	400	421
City of Pompano Beach FL
1.45%, 01/01/2027	600	528
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250	252
5.00%, 08/15/2024	400	412
5.00%, 08/15/2025	700	733
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,442
City of Tampa FL
0.00%, 09/01/2036	800	470
0.00%, 09/01/2037	800	443
5.00%, 04/01/2040	1,115	1,142
Cobblestone Community Development District
3.40%, 05/01/2027	190	182
COLLIER CNTY FL EDUCTNL FACS A REGD N/C B/E
5.50%, 06/01/2032	2,490	2,743
Cordova Palms Community Development District
2.40%, 05/01/2026(3)	175	164
2.80%, 05/01/2031(3)	245	210
4.50%, 05/01/2027	115	115
5.10%, 05/01/2032	170	171
5.30%, 05/01/2032	105	105
County of Broward FL Airport System Revenue
5.00%, 10/01/2025	2,125	2,214
5.00%, 10/01/2026	1,000	1,058
5.00%, 10/01/2026	3,665	3,877
5.00%, 10/01/2027	1,650	1,769
5.00%, 10/01/2027	3,500	3,752
5.00%, 10/01/2028	1,500	1,631
5.00%, 10/01/2029	500	519
5.00%, 10/01/2029	1,150	1,267
5.00%, 10/01/2030	405	432
5.00%, 10/01/2031	1,525	1,678
5.00%, 10/01/2036	1,350	1,450
5.00%, 10/01/2036	1,500	1,569
5.00%, 10/01/2040	10,000	10,173
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	1,021
5.00%, 09/01/2030	310	355
5.00%, 09/01/2030	1,780	1,982
5.00%, 09/01/2032	265	299
5.00%, 09/01/2034	1,925	2,123
5.00%, 09/01/2035	2,000	2,184
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,531
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,268
5.00%, 10/01/2030	1,680	1,914
5.00%, 10/01/2031	1,375	1,562
5.00%, 10/01/2035	1,805	2,023
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,909
County of Lee FL Airport Revenue
5.00%, 10/01/2039	7,240	7,786
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,142
County of Miami-Dade FL
5.00%, 07/01/2023	1,000	1,006
5.00%, 07/01/2023	7,135	7,177
5.00%, 10/01/2024	1,785	1,845

5.00%, 07/01/2038	1,060	1,121
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,668
4.00%, 10/01/2038	1,900	1,930
4.00%, 10/01/2040	1,450	1,459
4.00%, 10/01/2041	1,500	1,503
5.00%, 10/01/2024	2,510	2,585
5.00%, 10/01/2029	625	637
5.00%, 10/01/2030	250	290
5.00%, 10/01/2031	7,500	7,631
5.00%, 10/01/2033	23,355	23,667
5.00%, 10/01/2034	6,070	6,139
5.00%, 10/01/2034	8,520	8,617
5.00%, 10/01/2035	1,000	1,009
5.00%, 10/01/2037	2,990	3,047
5.00%, 10/01/2038	490	498
5.00%, 10/01/2040	2,380	2,449
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755	1,797
5.00%, 07/01/2043	2,535	2,814
5.00%, 07/01/2044	12,040	13,319
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	1,600	1,479
4.00%, 10/01/2035	1,540	1,598
4.00%, 10/01/2038	1,250	1,271
4.00%, 10/01/2040	8,880	8,759
4.00%, 10/01/2048	1,700	1,655
5.00%, 10/01/2031	4,000	4,203
5.00%, 10/01/2032	1,275	1,337
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,019
4.00%, 10/01/2039	7,000	7,078
4.00%, 10/01/2040	6,000	6,003
4.00%, 10/01/2041	10,000	10,002
6.00%, 10/01/2038	7,000	7,117
6.25%, 10/01/2038	2,000	2,033
County of Palm Beach FL
5.00%, 05/01/2029	1,915	2,053
County of Pasco FL
5.00%, 10/01/2050	4,785	5,113
5.25%, 09/01/2032	550	646
5.25%, 09/01/2033	750	883
5.25%, 09/01/2034	675	786
5.25%, 09/01/2035	585	675
5.50%, 09/01/2037	1,550	1,786
5.50%, 09/01/2038	2,820	3,239
5.50%, 09/01/2039	500	571
5.50%, 09/01/2040	1,250	1,419
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	3,345	3,351
Duval County Public Schools
5.00%, 07/01/2031	8,280	9,612
5.00%, 07/01/2032	5,500	6,379
5.00%, 07/01/2033	5,860	6,767
5.00%, 07/01/2034	8,350	9,591
5.00%, 07/01/2035	11,000	12,513
East Nassau Stewardship District
2.40%, 05/01/2026	185	174
3.00%, 05/01/2031	245	213
Elevation Pointe Community Development District
3.90%, 05/01/2027	205	200
4.13%, 05/01/2032	250	238
4.40%, 05/01/2032	1,100	1,057
Entrada Community Development District
2.13%, 05/01/2026(3)	270	251
Epperson North Community Development District
2.45%, 11/01/2026	125	116
2.50%, 05/01/2026	85	80
3.00%, 05/01/2031	165	144
3.10%, 11/01/2031	185	161
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,162
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	80	78
3.25%, 11/01/2025	155	150
Everest GMR Community Development District
6.20%, 05/01/2054	3,000	2,967
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,727
Florida Development Finance Corp.
1.75%, 06/01/2026(3)	510	460
2.38%, 06/01/2027(3)	440	393
3.00%, 07/01/2031(3)	375	335
3.00%, 06/01/2032	2,465	1,859
4.00%, 06/01/2024	105	104
4.00%, 06/01/2026	110	106
4.00%, 07/01/2031	170	169
4.00%, 11/15/2034	3,300	3,399
4.00%, 11/15/2035	2,850	2,897
4.00%, 07/01/2051(3)	1,000	842
5.00%, 04/01/2028	315	343
5.00%, 04/01/2029	250	276
5.00%, 05/01/2029(3)	2,915	2,707
5.00%, 02/15/2031	595	616
5.00%, 06/01/2031	140	135
5.00%, 06/15/2032	545	558
5.00%, 06/01/2035	125	116
5.00%, 02/01/2036	1,905	1,957
5.00%, 02/15/2038	600	609

5.00%, 06/15/2038	860	861
5.00%, 02/15/2048	1,600	1,613
5.00%, 02/01/2052	2,830	2,620
5.00%, 06/15/2056	2,570	2,400
Florida Higher Educational Facilities Financial Authority
4.50%, 06/01/2033(3)	2,000	1,907
5.00%, 10/01/2029	1,000	1,073
5.00%, 10/01/2033	1,000	1,060
5.00%, 06/01/2048(3)	2,310	2,034
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,380	2,367
4.50%, 05/01/2026(1)	9,742	9,943
Florida Municipal Power Agency
3.00%, 10/01/2032	1,400	1,347
5.00%, 10/01/2025	3,475	3,673
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	234
5.00%, 10/01/2032	150	177
5.00%, 10/01/2033	200	235
5.00%, 10/01/2035	250	289
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000	2,078
5.00%, 10/01/2033	2,020	2,094
5.00%, 10/01/2034	11,000	12,020
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,113
Harbor Bay Community Development District
3.10%, 05/01/2024	40	39
3.10%, 05/01/2024	200	197
3.10%, 05/01/2024	250	247
Hillsborough County Aviation Authority
4.00%, 10/01/2038	1,000	1,030
4.00%, 10/01/2040	1,610	1,625
4.00%, 10/01/2041	1,100	1,109
5.00%, 10/01/2032	375	422
5.00%, 10/01/2033	465	522
5.00%, 10/01/2034	2,150	2,398
5.00%, 10/01/2035	2,275	2,521
5.00%, 10/01/2036	2,650	2,918
5.00%, 10/01/2040	12,500	12,952
5.00%, 10/01/2047	8,000	8,681
Hillsborough County Port District
5.00%, 06/01/2038	900	943
Hillsborough County School Board
5.00%, 07/01/2029	1,795	2,043
Hilltop Point Community Development District
5.00%, 05/01/2033	200	197
Hyde Park Community Development District No 1
3.25%, 05/01/2027	425	404
3.60%, 05/01/2032	505	454
JEA Electric System Revenue
4.00%, 10/01/2038	10,830	10,953
4.00%, 10/01/2039	10,550	10,622
5.00%, 10/01/2026	1,120	1,217
5.00%, 10/01/2031	1,360	1,565
5.00%, 10/01/2033	2,130	2,441
5.00%, 10/01/2034	1,215	1,380
JEA Water & Sewer System Revenue
4.00%, 10/01/2038	4,390	4,482
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	122
3.88%, 05/01/2031	1,155	1,099
3.90%, 05/01/2041	285	241
4.10%, 05/01/2051	265	214
4.13%, 05/01/2031	2,000	1,922
4.13%, 05/01/2041	200	175
4.30%, 05/01/2051	325	272
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	185	174
2.50%, 05/01/2025(3)	375	360
2.63%, 05/01/2031	300	254
3.13%, 05/01/2025	195	190
3.13%, 05/01/2030(3)	310	278
3.40%, 05/01/2030	370	340
4.00%, 05/01/2040	600	517
4.00%, 05/01/2050	1,000	784
4.35%, 05/01/2024	660	660
4.55%, 05/01/2024(3)	315	315
Laurel Road Community Development District
3.00%, 05/01/2031	550	479
3.13%, 05/01/2031	2,405	2,111
4.00%, 05/01/2052	1,450	1,118
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	1,799
5.63%, 12/01/2037(3)	250	194
5.75%, 12/01/2052(3)	750	519
Lee County School Board
5.00%, 08/01/2028	3,275	3,636
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850	2,972
5.00%, 04/01/2035	6,575	7,180
5.00%, 04/01/2037	2,060	2,209
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,630
LT Ranch Community Development District
3.00%, 05/01/2025	415	403
Manatee County School District
5.00%, 10/01/2025	520	551
5.00%, 10/01/2029	1,250	1,361

5.00%, 10/01/2030	1,250	1,359
Marion County School Board
5.00%, 06/01/2026	1,455	1,522
Martin County Health Facilities Authority
5.00%, 11/15/2023	800	812
Meadow View at Twin Creeks Community Development District
2.40%, 05/01/2026	150	141
3.00%, 05/01/2031	310	270
Miami Beach Health Facilities Authority
4.00%, 11/15/2041	500	480
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,919
5.00%, 04/01/2045	1,010	1,028
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,299
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	115
5.00%, 08/01/2026	155	165
5.00%, 08/01/2027	345	373
5.00%, 08/01/2028	400	432
5.00%, 08/01/2028	460	504
5.00%, 08/01/2029	480	516
5.00%, 08/01/2030	680	728
5.00%, 08/01/2030	1,050	1,169
5.00%, 08/01/2032	750	801
Mirada II Community Development District
2.50%, 05/01/2026	405	381
Mizuho Floater/Residual Trust
4.27%, 05/01/2034(1)(3)(6)	990	990
Monroe County School District
5.00%, 06/01/2033	540	596
5.00%, 06/01/2035	500	549
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	200	189
North Springs Improvement District
4.00%, 05/01/2041	2,000	2,004
Orange County Convention Center
5.00%, 10/01/2023	1,510	1,524
Orange County Health Facilities Authority
5.00%, 10/01/2039	1,125	1,181
5.00%, 10/01/2053	2,300	2,443
Orange County School Board
5.00%, 08/01/2029	1,000	1,058
5.00%, 08/01/2033	1,740	1,841
Orlando Utilities Commission
1.25%, 10/01/2046(1)	1,190	1,032
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	150	146
4.00%, 06/01/2031	625	577
4.25%, 06/01/2056	2,100	1,562
5.00%, 12/01/2023	105	107
5.00%, 05/15/2024	615	609
5.00%, 12/01/2024	105	109
5.00%, 05/15/2028	1,920	1,821
5.00%, 06/01/2055	2,500	2,187
Palm Beach County School District
5.00%, 08/01/2023	500	504
5.00%, 08/01/2024	220	227
5.00%, 08/01/2026	1,065	1,151
5.00%, 08/01/2026	3,750	4,053
5.00%, 08/01/2030	4,520	4,747
5.00%, 08/01/2032	3,000	3,146
5.00%, 08/01/2038	1,280	1,436
5.00%, 08/01/2039	2,560	2,854
5.25%, 08/01/2038	6,500	7,444
Palm Coast Park Community Development District
2.40%, 05/01/2026	120	113
4.63%, 05/01/2032	500	495
Pasco County School Board
5.00%, 08/01/2030	450	528
5.00%, 08/01/2033	1,000	1,158
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	89
Pinellas County Housing Finance Authority
0.65%, 01/01/2025(1)	2,210	2,117
Poitras East Community Development District
4.00%, 05/01/2028	1,000	988
Portico Community Development District
2.80%, 05/01/2025	620	594
Preston Cove Community Development District
3.25%, 05/01/2027	200	190
3.60%, 05/01/2032	340	306
Reunion East Community Development District
2.40%, 05/01/2026	145	136
2.85%, 05/01/2031	200	172
Reunion West Community Development District
3.00%, 05/01/2036	450	366
Ridge at Apopka Community Development District
4.75%, 05/01/2027	250	249
River Hall Community Development District
3.00%, 05/01/2031	250	219
Rivers Edge II Community Development District
2.40%, 05/01/2026	350	328
3.00%, 05/01/2031	300	261
Rolling Hills Community Development District
3.13%, 05/01/2027	315	298
3.65%, 05/01/2032	400	360
3.75%, 05/01/2042	485	384

Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750	667
5.00%, 01/01/2047	875	752
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	289
4.25%, 05/01/2053	1,945	1,530
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,131
5.00%, 05/01/2026	1,000	1,045
5.00%, 05/01/2028	2,785	2,919
5.00%, 02/01/2030	500	529
5.00%, 05/01/2031	5,000	5,221
5.00%, 05/01/2031(1)	6,410	6,551
School District of Broward County
5.00%, 07/01/2028	1,500	1,653
5.00%, 07/01/2029	2,545	2,805
5.00%, 07/01/2030	3,955	4,615
5.00%, 07/01/2030	5,500	5,736
5.00%, 07/01/2031	1,000	1,166
5.00%, 07/01/2033	5,000	5,799
5.00%, 07/01/2038	6,410	7,291
5.00%, 07/01/2045	12,400	13,643
Seminole County Industrial Development Authority
3.75%, 11/15/2025	180	169
4.00%, 06/15/2041(3)	425	348
4.00%, 06/15/2051(3)	830	625
4.00%, 06/15/2056(3)	705	512
Seminole Improvement District
4.40%, 10/01/2027	250	248
5.00%, 10/01/2032	250	250
5.30%, 10/01/2037	500	502
Somerset Community Development District
4.00%, 05/01/2024	200	199
4.00%, 05/01/2025	210	208
4.00%, 05/01/2032	255	240
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	172
Southshore Bay Community Development District
3.00%, 05/01/2033(3)	400	336
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	165
4.00%, 12/15/2026	185	177
4.00%, 12/15/2027	215	203
St Johns County School Board
5.00%, 07/01/2029	1,250	1,432
5.00%, 07/01/2030	1,500	1,716
5.00%, 07/01/2031	1,000	1,144
State of Florida
5.00%, 06/01/2024	2,415	2,483
5.00%, 07/01/2024	2,460	2,535
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,454
4.00%, 07/01/2039	3,625	3,712
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,442
5.00%, 07/01/2024	4,000	4,119
Stillwater Community Development District
2.38%, 06/15/2026(3)	245	229
Sunbridge Stewardship District
5.20%, 05/01/2042	500	481
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,413
Tampa Bay Water
5.00%, 10/01/2042	1,875	2,118
5.00%, 10/01/2043	2,000	2,249
5.00%, 10/01/2044	3,345	3,749
Tolomato Community Development District
2.00%, 05/01/2023	1,250	1,249
2.00%, 05/01/2024	1,295	1,274
2.10%, 05/01/2025	1,345	1,306
2.80%, 05/01/2027	2,015	1,879
2.88%, 05/01/2027	170	159
3.00%, 05/01/2032	1,500	1,288
3.50%, 05/01/2024	170	168
Town of Davie FL
5.00%, 04/01/2048	1,440	1,483
Tradition Community Development District No 9
2.30%, 05/01/2026	195	183
2.70%, 05/01/2031	270	230
Two Rivers North Community Development District
4.63%, 05/01/2027	125	124
4.88%, 05/01/2032	250	246
V-Dana Community Development District
2.60%, 05/01/2026	125	118
3.13%, 05/01/2031	125	111
Verano No 3 Community Development District
2.38%, 05/01/2026	80	75
3.00%, 05/01/2031	120	106
Viera Stewardship District
2.30%, 05/01/2026	255	238
2.80%, 05/01/2031	465	399
3.13%, 05/01/2041	750	552
Village Community Development District No 13
3.00%, 05/01/2029	960	882
3.38%, 05/01/2034	970	864
Village Community Development District No 14
5.38%, 05/01/2042	4,095	4,063
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	745
5.00%, 10/15/2044	390	411

5.00%, 10/15/2049	730	765
Volusia County School Board
5.00%, 08/01/2024	2,100	2,165
Watergrass Community Development District II
2.00%, 05/01/2026	285	264
2.50%, 05/01/2031	310	260
West Villages Improvement District
4.00%, 05/01/2024	205	204
Westside Community Development District
3.50%, 05/01/2024(3)	355	351
Westside Haines City Community Development District
2.50%, 05/01/2026	125	118
3.00%, 05/01/2031	215	189
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	355	338
3.63%, 05/01/2032	350	315
Wiregrass II Community Development District
4.50%, 05/01/2027	100	99
4.80%, 05/01/2032	240	236

Total Florida		748,842

Georgia – 3.22%
Atlanta Development Authority
5.25%, 07/01/2044	5,500	5,633
6.50%, 01/01/2029(4)	420	189
6.75%, 01/01/2035(4)	2,390	1,076
7.00%, 01/01/2040(4)	2,585	1,163
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	1,350	1,316
2.88%, 07/01/2031(3)	1,680	1,580
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	379
Bartow County Development Authority
3.95%, 12/01/2032	8,030	8,147
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,476
5.00%, 07/01/2031	650	745
5.00%, 07/01/2037	1,800	1,986
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	255
5.00%, 07/01/2026	580	615
5.00%, 07/01/2026	1,210	1,305
5.00%, 07/01/2027	2,635	2,908
5.00%, 01/01/2029	875	884
5.00%, 07/01/2032	250	283
5.00%, 07/01/2033	350	395
5.00%, 07/01/2033	2,000	2,286
5.00%, 07/01/2034	250	281
5.00%, 07/01/2034	1,300	1,478
5.00%, 07/01/2035	350	390
5.00%, 07/01/2036	350	385
5.00%, 07/01/2037	385	421
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2038	1,590	1,722
5.00%, 11/01/2040	14,595	15,092
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500	519
5.00%, 04/01/2047	1,150	1,171
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700	2,991
5.00%, 07/01/2054(1)	3,330	3,502
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,137
4.00%, 03/01/2041	935	743
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,365
Development Authority for Fulton County
5.00%, 06/15/2044	580	632
5.00%, 04/01/2047	1,500	1,528
Development Authority of Burke County
1.50%, 01/01/2040(1)	4,000	3,811
1.70%, 12/01/2049(1)	2,400	2,337
2.25%, 10/01/2032(1)	2,250	2,246
2.25%, 10/01/2032(1)	2,800	2,795
2.88%, 12/01/2049(1)	5,640	5,527
2.93%, 11/01/2053(1)	2,940	2,918
3.25%, 11/01/2045(1)	3,000	2,984
3.95%, 07/01/2049(1)	12,000	12,000
4.05%, 11/01/2052(1)	7,125	7,125
Development Authority of Monroe County
3.88%, 10/01/2048	4,815	4,881
4.10%, 11/01/2048(1)	38,000	38,000
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	3,375	3,243
5.00%, 11/01/2047(3)	500	450
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300	1,318
Fulton County Residential Care Facilities for the Elderly Authority
3.00%, 04/01/2024(3)	275	269
4.00%, 04/01/2051(3)	1,500	991
5.00%, 04/01/2047(3)	700	575
5.00%, 04/01/2054(3)	550	435
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650	695
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,094
4.00%, 01/01/2036	1,500	1,392
4.00%, 01/01/2054	7,115	5,618
5.00%, 01/01/2054(3)	5,500	4,298
Georgia State Road & Tollway Authority

5.00%, 06/01/2023	1,000	1,004
5.00%, 06/01/2023	3,250	3,262
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,938
4.00%, 08/01/2037	750	715
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	638
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500	510
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000	1,014
Main Street Natural Gas, Inc.
3.95% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700	1,703
4.00%, 12/01/2029	1,370	1,347
4.00%, 04/01/2048(1)	7,520	7,529
4.00%, 08/01/2048(1)	6,475	6,487
4.00%, 08/01/2049(1)	37,670	37,874
4.00%, 03/01/2050(1)	10,000	9,944
4.00%, 05/01/2052(1)	23,800	23,365
4.00%, 07/01/2052(1)	12,855	12,851
4.00%, 09/01/2052(1)	11,210	10,961
5.00%, 05/15/2027	5,500	5,660
5.00%, 05/15/2043	4,520	4,543
5.00%, 12/01/2052(1)	11,480	11,930
5.00%, 06/01/2053	11,180	11,663
5.00%, 07/01/2053	5,755	6,091
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2033	1,250	1,536
5.00%, 07/01/2034	1,000	1,220
5.00%, 07/01/2035	525	635
5.00%, 07/01/2039	900	1,046
Municipal Electric Authority of Georgia
4.00%, 11/01/2023	805	809
4.00%, 01/01/2034	1,800	1,846
4.00%, 01/01/2035	435	436
4.00%, 01/01/2035	1,500	1,530
4.00%, 01/01/2036	435	430
4.00%, 01/01/2037	860	838
4.00%, 01/01/2038	850	805
4.00%, 01/01/2039	850	795
4.00%, 01/01/2046	400	386
4.00%, 01/01/2046	590	570
4.00%, 01/01/2051	220	184
4.00%, 01/01/2051	1,100	978
5.00%, 01/01/2024	830	841
5.00%, 01/01/2025	350	361
5.00%, 01/01/2025	900	929
5.00%, 01/01/2025	950	981
5.00%, 01/01/2026	300	316
5.00%, 01/01/2026	320	338
5.00%, 01/01/2026	1,000	1,055
5.00%, 01/01/2027	300	322
5.00%, 01/01/2027	1,500	1,609
5.00%, 11/01/2027	200	218
5.00%, 01/01/2028	25	27
5.00%, 01/01/2028	750	816
5.00%, 11/01/2028	275	305
5.00%, 11/01/2029	300	337
5.00%, 01/01/2030	1,000	1,097
5.00%, 01/01/2031	685	754
5.00%, 01/01/2033	1,200	1,314
5.00%, 01/01/2034	1,080	1,214
5.00%, 01/01/2035	465	504
5.00%, 01/01/2039	605	636
5.00%, 01/01/2049	3,610	3,688
5.00%, 01/01/2056	190	190
5.00%, 01/01/2056	280	286
5.00%, 01/01/2056	1,930	1,972
5.00%, 01/01/2062	700	720
5.00%, 01/01/2062	1,155	1,189
5.00%, 01/01/2063	515	516
5.25%, 07/01/2064	2,000	2,097
Paulding County Hospital Authority
4.00%, 04/01/2041	3,225	3,167
5.00%, 04/01/2033	250	279
5.00%, 04/01/2034	350	389
5.00%, 04/01/2035	200	220
5.00%, 04/01/2036	330	360
5.00%, 04/01/2037	300	324
5.00%, 04/01/2038	450	483
5.00%, 04/01/2039	725	775
5.00%, 04/01/2042	1,875	1,962
5.00%, 04/01/2043	2,250	2,346
Private Colleges & Universities Authority
4.00%, 04/01/2037	1,000	1,012
4.00%, 09/01/2037	8,350	8,657
4.00%, 09/01/2038	4,665	4,806
5.00%, 10/01/2023	300	303
5.00%, 04/01/2027	1,900	1,945
5.00%, 04/01/2028	400	439
5.00%, 04/01/2034	780	882
5.00%, 04/01/2044	1,000	1,024
Savannah Economic Development Authority
7.25%, 01/01/2049	120	124
State of Georgia
4.00%, 08/01/2034	6,455	7,070
4.00%, 02/01/2036	5,000	5,166

Total Georgia		412,418

Guam – 0.24%

Antonio B Won Pat International Airport Authority
5.13%, 10/01/2034	780	801
5.25%, 10/01/2029	1,145	1,200
5.38%, 10/01/2033	1,050	1,105
5.38%, 10/01/2043	1,250	1,253
Guam Department of Education
3.63%, 02/01/2025	570	560
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,568
Guam Power Authority
5.00%, 10/01/2043	1,800	1,876
5.00%, 10/01/2044	1,000	1,039
Territory of Guam
4.00%, 01/01/2036	2,000	1,955
4.00%, 01/01/2042	2,040	1,844
5.00%, 11/01/2027	430	457
5.00%, 01/01/2028	375	397
5.00%, 11/01/2028	485	521
5.00%, 12/01/2028	2,500	2,613
5.00%, 01/01/2029	850	905
5.00%, 11/01/2029	485	525
5.00%, 01/01/2030	750	801
5.00%, 11/01/2030	250	272
5.00%, 12/01/2030	1,750	1,824
5.00%, 01/01/2031	625	672
5.00%, 11/15/2031	3,385	3,555
5.00%, 12/01/2034	2,500	2,584
5.00%, 11/01/2035	875	931
5.00%, 11/01/2040	1,000	1,020

Total Guam		30,278

Hawaii – 0.56%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275	1,318
5.00%, 11/01/2024	1,895	1,967
5.00%, 11/01/2028	540	617
5.00%, 10/01/2029	2,000	2,122
5.00%, 11/01/2029	1,800	2,098
5.00%, 07/01/2034	810	939
5.00%, 07/01/2035	1,345	1,547
Kauai County Community Facilities District
4.00%, 05/15/2028	485	473
State of Hawaii
5.00%, 08/01/2023	1,925	1,940
5.00%, 01/01/2030	2,330	2,658
5.00%, 01/01/2032	12,800	14,545
5.00%, 01/01/2033	9,500	10,778
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275	1,375
5.00%, 07/01/2032	1,500	1,616
5.00%, 07/01/2033	1,425	1,532
5.00%, 07/01/2041	3,000	3,043
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	2,054
4.00%, 07/01/2035	2,320	2,363
4.00%, 07/01/2036	545	563
4.00%, 07/01/2039	1,000	1,012
University of Hawaii
5.00%, 10/01/2028	4,015	4,560
5.00%, 10/01/2028	4,445	5,049
5.00%, 10/01/2029	1,225	1,419
5.00%, 10/01/2030	5,350	6,310

Total Hawaii		71,898

Idaho – 0.18%
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	413
4.00%, 03/01/2035	250	255
4.00%, 03/01/2039	700	683
4.00%, 03/01/2040	835	810
4.00%, 03/01/2041	850	821
4.00%, 03/01/2046	2,900	2,675
5.00%, 03/01/2034	3,155	3,207
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	452
3.00%, 05/01/2032	630	593
4.00%, 07/15/2036	500	513
4.00%, 07/15/2037	645	656
4.00%, 07/15/2038	1,250	1,260
4.00%, 07/15/2039	6,500	6,531
4.00%, 01/01/2050	175	176
5.00%, 07/15/2035	875	1,005
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051(3)	3,512	2,557

Total Idaho		22,607

Illinois – 8.07%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	458
Chicago Board of Education
0.00%, 12/01/2025	265	241
5.00%, 12/01/2023	2,000	2,012
5.00%, 12/01/2024	130	132
5.00%, 12/01/2024	2,175	2,211
5.00%, 12/01/2025	2,500	2,599
5.00%, 12/01/2026	145	150
5.00%, 12/01/2026	3,660	3,796
5.00%, 12/01/2028	1,270	1,333
5.00%, 12/01/2029	540	570
5.00%, 12/01/2030	2,000	2,101
5.00%, 12/01/2030	2,430	2,553
5.00%, 12/01/2031	2,185	2,283

5.00%, 12/01/2033	300	310
5.00%, 12/01/2033	2,310	2,316
5.00%, 12/01/2033	5,845	6,129
5.00%, 12/01/2034	250	266
5.00%, 12/01/2037	7,950	8,074
5.00%, 12/01/2038	1,250	1,265
5.00%, 12/01/2039	5,000	5,035
5.00%, 12/01/2041	550	548
5.00%, 12/01/2042	200	195
5.00%, 12/01/2042	925	925
5.00%, 12/01/2046	1,200	1,179
5.00%, 12/01/2046	3,555	3,511
5.00%, 12/01/2047	5,295	5,228
5.25%, 12/01/2039	2,000	2,021
6.50%, 12/01/2046	100	105
6.75%, 12/01/2030(3)	1,500	1,666
7.00%, 12/01/2046(3)	400	434
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,923
5.00%, 01/01/2027	1,800	1,876
5.00%, 01/01/2027	7,750	7,824
5.00%, 01/01/2030	865	873
5.00%, 01/01/2032	2,000	2,016
5.00%, 01/01/2034	1,000	1,006
5.00%, 01/01/2041	835	856
5.00%, 01/01/2046	300	305
5.50%, 01/01/2028	5,000	5,006
Chicago O’Hare International Airport
4.00%, 01/01/2035	6,450	6,703
4.00%, 01/01/2036	2,500	2,588
4.00%, 01/01/2036	3,285	3,385
4.00%, 01/01/2037	2,500	2,568
4.00%, 01/01/2038	1,500	1,521
5.00%, 01/01/2025	415	428
5.00%, 01/01/2027	520	551
5.00%, 01/01/2028	1,000	1,059
5.00%, 01/01/2030	520	565
5.00%, 01/01/2030	2,000	2,069
5.00%, 01/01/2030	3,105	3,177
5.00%, 01/01/2031	660	696
5.00%, 01/01/2031	700	716
5.00%, 01/01/2031	835	907
5.00%, 01/01/2032	600	675
5.00%, 01/01/2032	1,140	1,237
5.00%, 01/01/2032	1,300	1,329
5.00%, 01/01/2032	11,555	11,925
5.00%, 01/01/2033	345	363
5.00%, 01/01/2033	400	449
5.00%, 01/01/2033	1,200	1,300
5.00%, 01/01/2033	2,520	2,597
5.00%, 07/01/2033	550	574
5.00%, 01/01/2034	325	363
5.00%, 01/01/2034	400	420
5.00%, 01/01/2035	715	793
5.00%, 01/01/2035	1,285	1,381
5.00%, 01/01/2036	430	448
5.00%, 01/01/2036	750	824
5.00%, 01/01/2037	2,000	2,076
5.00%, 01/01/2042	500	512
5.00%, 01/01/2048	880	920
5.00%, 01/01/2048	1,025	1,051
5.00%, 01/01/2053	615	641
Chicago Park District
5.00%, 01/01/2029	3,000	3,046
5.00%, 01/01/2044	5,700	6,070
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2023	240	241
5.00%, 06/01/2024	200	204
5.00%, 06/01/2025	200	208
5.00%, 06/01/2026	160	169
5.00%, 06/01/2026	8,275	8,763
5.00%, 06/01/2029	1,500	1,640
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,947
5.50%, 03/01/2030	755	864
5.50%, 03/01/2034	700	789
5.50%, 03/01/2036	400	442
5.50%, 03/01/2038	555	601
City of Chicago IL
4.00%, 01/01/2035	1,300	1,274
4.00%, 01/01/2036	4,000	3,834
5.00%, 01/01/2027	500	521
5.00%, 01/01/2027	2,000	2,092
5.00%, 01/01/2030	2,000	2,132
5.00%, 01/01/2030	2,380	2,537
5.00%, 01/01/2031	2,400	2,548
5.00%, 01/01/2031	2,915	3,111
5.00%, 01/01/2032	13,095	13,932
5.00%, 01/01/2033	2,000	2,123
5.00%, 01/01/2034	1,445	1,528
5.00%, 01/01/2035	750	768
5.00%, 01/01/2035	2,650	2,659
5.00%, 01/01/2035	7,540	8,120
5.00%, 01/01/2038	2,500	2,534
5.00%, 01/01/2039	1,200	1,231
5.25%, 01/01/2027	2,435	2,496
5.50%, 01/01/2035	1,000	1,023
5.50%, 01/01/2039	4,400	4,788
5.50%, 01/01/2040	1,750	1,884

5.50%, 01/01/2041	4,000	4,232
5.50%, 01/01/2043	1,650	1,738
5.63%, 01/01/2031	1,500	1,599
5.75%, 01/01/2034	2,000	2,140
6.00%, 01/01/2038	1,910	2,041
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000	2,033
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2024	500	507
5.00%, 01/01/2028	2,900	2,938
5.00%, 01/01/2028	3,000	3,012
5.00%, 01/01/2029	1,300	1,314
5.00%, 01/01/2030	1,000	1,069
5.00%, 01/01/2030	1,310	1,362
5.00%, 01/01/2033	2,000	2,041
5.00%, 01/01/2039	1,000	1,008
5.00%, 01/01/2044	5,000	5,004
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025	1,026
5.00%, 11/01/2023	650	657
5.00%, 11/01/2024	250	257
5.00%, 11/01/2024	1,000	1,029
5.00%, 11/01/2024	1,150	1,183
5.00%, 11/01/2025	1,000	1,024
5.00%, 11/01/2033	500	511
City of Galesburg IL
4.00%, 10/01/2036	565	548
5.00%, 10/01/2029	230	249
5.00%, 10/01/2031	325	356
City of Joliet IL
5.00%, 12/15/2037	1,000	1,127
5.00%, 12/15/2038	1,090	1,221
5.25%, 12/15/2039	730	829
5.50%, 12/15/2042	1,305	1,487
City of Springfield IL
5.00%, 12/01/2025	395	417
5.00%, 12/01/2026	160	166
City of Sterling IL
4.00%, 11/01/2031	500	542
4.00%, 11/01/2032	500	538
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	515
5.00%, 12/30/2031	635	739
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	753
4.00%, 02/01/2035	350	368
4.00%, 02/01/2037	535	554
4.00%, 02/01/2039	415	425
4.00%, 02/01/2041	475	481
Cook County Community College District No 508
5.25%, 12/01/2028	1,150	1,157
Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000	938
3.00%, 12/01/2037	1,000	871
3.00%, 12/01/2038	1,000	864
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	879
County of Cook IL
4.00%, 11/15/2026	555	580
4.00%, 11/15/2027	560	590
4.00%, 11/15/2028	280	297
5.00%, 11/15/2023	350	354
5.00%, 11/15/2023	3,090	3,134
5.00%, 11/15/2024	375	387
5.00%, 11/15/2025	375	396
5.00%, 11/15/2026	750	809
5.00%, 11/15/2026	1,450	1,563
5.00%, 11/15/2029	1,000	1,075
5.00%, 11/15/2029	1,630	1,852
5.00%, 11/15/2030	500	537
5.00%, 11/15/2031	1,750	2,012
5.00%, 11/15/2032	2,800	3,203
5.00%, 11/15/2034	1,200	1,255
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	204
5.00%, 11/15/2033	150	173
5.00%, 11/15/2033	2,795	3,023
5.00%, 11/15/2035	315	356
5.00%, 11/15/2036	645	720
5.25%, 11/15/2035	3,000	3,243
County of Kendall IL
5.00%, 12/15/2024	2,190	2,271
County of Sangamon IL
3.00%, 12/15/2032	500	494
4.00%, 12/15/2036	500	515
Crawford Hospital District
4.00%, 01/01/2041	580	562
Illinois Development Finance Authority
0.00%, 07/15/2025	4,500	4,198
8.00%, 06/01/2032	930	931
Illinois Finance Authority
3.00%, 07/01/2035	2,250	2,099
3.60%, 08/15/2057	4,500	4,500
3.63%, 02/15/2032	355	361
3.75%, 02/15/2034	200	204
4.00%, 05/15/2023	10	10
4.00%, 05/15/2023	85	85
4.00%, 10/01/2028(3)	280	262
4.00%, 10/15/2028	670	629

4.00%, 11/01/2028	235	239
4.00%, 10/01/2029(3)	405	375
4.00%, 10/15/2029	1,045	967
4.00%, 10/01/2030(3)	630	575
4.00%, 10/15/2030	730	666
4.00%, 11/01/2030	250	254
4.00%, 11/01/2030	2,500	2,549
4.00%, 10/01/2031(3)	620	558
4.00%, 10/15/2031	1,135	1,021
4.00%, 10/01/2032(3)	340	302
4.00%, 10/01/2033(3)	375	328
4.00%, 08/01/2034	2,050	2,018
4.00%, 08/01/2035	1,625	1,578
4.00%, 02/15/2036	800	810
4.00%, 07/15/2037	3,090	3,170
4.00%, 08/01/2037	1,160	1,094
4.00%, 07/15/2038	5,750	5,865
4.00%, 08/01/2038	1,165	1,089
4.00%, 10/01/2038	7,090	7,117
4.00%, 07/15/2039	6,280	6,383
4.00%, 08/15/2039	9,280	9,174
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	130	137
4.13%, 08/15/2037	1,090	1,056
4.75%, 05/15/2033	125	125
4.75%, 05/15/2033	835	799
5.00%, 11/15/2023	1,680	1,701
5.00%, 12/01/2023	1,880	1,904
5.00%, 01/01/2024	250	254
5.00%, 02/15/2024	215	219
5.00%, 05/15/2024	350	358
5.00%, 02/15/2025	695	721
5.00%, 07/15/2025	230	242
5.00%, 08/01/2025	1,605	1,648
5.00%, 02/15/2026	360	383
5.00%, 02/15/2026	1,345	1,427
5.00%, 08/15/2026	1,500	1,621
5.00%, 03/01/2028	15	16
5.00%, 05/15/2028	12,620	13,788
5.00%, 07/01/2028	750	828
5.00%, 09/01/2028	500	502
5.00%, 01/01/2029	1,650	1,805
5.00%, 02/15/2029	1,445	1,570
5.00%, 10/01/2029	505	568
5.00%, 12/01/2029	340	359
5.00%, 02/15/2030	1,240	1,347
5.00%, 05/15/2030	1,180	1,094
5.00%, 07/01/2030	275	297
5.00%, 07/15/2030	710	786
5.00%, 09/01/2030	430	431
5.00%, 10/01/2030	565	632
5.00%, 11/01/2030	1,455	1,544
5.00%, 11/15/2030	2,000	2,083
5.00%, 01/01/2031	3,545	3,857
5.00%, 02/15/2031	300	326
5.00%, 05/15/2031	5,000	5,417
5.00%, 07/01/2031	1,420	1,551
5.00%, 08/15/2031	1,525	1,772
5.00%, 08/15/2032	730	845
5.00%, 05/15/2033	795	699
5.00%, 07/01/2033	10,000	11,357
5.00%, 08/15/2033	250	267
5.00%, 08/15/2033	1,695	1,954
5.00%, 10/01/2033	500	540
5.00%, 10/01/2033	700	771
5.00%, 12/01/2033	700	732
5.00%, 01/01/2034	605	658
5.00%, 02/15/2034	1,890	2,039
5.00%, 07/01/2034	300	324
5.00%, 08/15/2034	2,500	2,664
5.00%, 10/01/2034	430	463
5.00%, 11/15/2034	300	309
5.00%, 11/15/2034	3,000	3,093
5.00%, 07/01/2035	2,160	2,328
5.00%, 08/15/2035	100	103
5.00%, 08/15/2035	600	641
5.00%, 10/01/2035	400	427
5.00%, 10/01/2035	4,470	4,671
5.00%, 02/15/2036	905	966
5.00%, 07/01/2036	830	897
5.00%, 08/15/2036	1,000	1,069
5.00%, 10/01/2036	620	665
5.00%, 01/01/2037	2,785	3,088
5.00%, 05/15/2037	395	375
5.00%, 05/15/2037	500	583
5.00%, 05/15/2037	1,050	1,103
5.00%, 08/15/2037	1,000	1,069
5.00%, 08/15/2038	1,000	1,113
5.00%, 11/15/2038	3,795	3,858
5.00%, 05/15/2039	1,100	1,259
5.00%, 08/15/2039	1,200	1,325
5.00%, 08/15/2040	5,000	5,478
5.00%, 02/15/2041	1,075	1,120
5.00%, 05/15/2041	400	343
5.00%, 08/01/2042	120	121
5.00%, 01/01/2044	4,145	4,596
5.00%, 08/15/2044	200	200
5.00%, 12/01/2046	5,950	6,019
5.00%, 05/15/2047	100	89

5.00%, 08/01/2049	140	140
5.00%, 05/15/2050(1)	1,625	1,654
5.00%, 05/15/2050(1)	2,170	2,294
5.00%, 05/15/2051	1,000	797
5.00%, 05/15/2056	1,630	1,266
5.13%, 05/15/2038	1,000	828
5.25%, 08/15/2031	500	538
5.25%, 07/01/2035	20,085	22,934
5.25%, 02/15/2037	380	380
5.25%, 05/15/2047	35	35
5.25%, 05/15/2047	245	227
5.25%, 05/15/2054	1,000	730
5.63%, 08/01/2053(3)	1,600	1,562
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	927
3.50%, 04/01/2052	5,540	5,505
3.75%, 04/01/2050	555	556
4.50%, 10/01/2048	3,590	3,648
6.25%, 10/01/2052	5,825	6,505
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,583
4.00%, 02/01/2035	24,645	25,036
5.00%, 02/01/2031	470	491
5.00%, 02/01/2032	5,000	5,216
Illinois Sports Facilities Authority
5.00%, 06/15/2030	700	721
5.00%, 06/15/2030	750	771
5.00%, 06/15/2031	575	590
5.25%, 06/15/2032	1,735	1,770
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935	951
5.00%, 01/01/2025	1,250	1,302
5.00%, 01/01/2026	1,550	1,656
5.00%, 01/01/2028	3,000	3,351
5.00%, 12/01/2031	235	248
5.00%, 12/01/2032	425	448
5.00%, 01/01/2034	1,300	1,424
5.00%, 01/01/2036	1,000	1,131
5.00%, 01/01/2037	1,260	1,304
5.00%, 01/01/2037	4,425	4,473
5.00%, 01/01/2038	20,000	20,208
5.00%, 01/01/2040	1,150	1,183
5.00%, 01/01/2041	2,190	2,381
5.00%, 01/01/2041	6,665	6,918
5.00%, 01/01/2042	5,515	5,814
5.00%, 01/01/2044	2,270	2,419
5.00%, 01/01/2046	1,140	1,234
Illinois State University
5.00%, 04/01/2032	1,745	1,925
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,172
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125	4,289
5.00%, 02/01/2026	1,930	2,056
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,653
5.50%, 12/01/2040	2,145	2,442
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,040
5.00%, 01/01/2027	100	104
5.00%, 01/01/2027	2,100	2,188
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,127
Lake County School District No 112 North Shore
4.00%, 12/01/2037	1,695	1,742
Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2034	820	873
4.00%, 12/01/2035	870	914
4.00%, 12/01/2036	500	520
4.00%, 12/01/2037	400	411
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,299
4.00%, 01/01/2033	1,950	2,030
4.00%, 01/01/2034	1,750	1,815
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	811
4.00%, 12/01/2040	1,965	1,947
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	460	450
0.00%, 01/15/2024	540	526
0.00%, 01/15/2025	1,000	943
0.00%, 01/15/2026	1,000	916
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165	161
0.00%, 06/15/2028	15,615	12,984
0.00%, 06/15/2029	2,540	2,028
0.00%, 12/15/2030	11,000	8,250
0.00%, 12/15/2034	550	345
0.00%, 12/15/2035	10,000	5,926
0.00%, 06/15/2037	1,490	769
0.00%, 06/15/2041	1,460	590
4.00%, 06/15/2052	1,820	1,567
5.00%, 12/15/2027	2,500	2,609
5.00%, 12/15/2028	1,000	1,045
5.00%, 12/15/2032	550	574
5.00%, 06/15/2042	4,600	4,715
5.00%, 06/15/2050	16,465	16,622
5.00%, 06/15/2057	3,275	3,291
5.50%, 06/15/2053	5,000	5,077

Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,224
Northern Illinois University
4.00%, 10/01/2032	515	532
4.00%, 10/01/2034	1,000	1,024
4.00%, 10/01/2039	875	843
4.00%, 10/01/2040	800	754
4.00%, 10/01/2041	800	750
4.00%, 10/01/2043	975	908
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,503
Peoria Public Building Commission
5.00%, 12/01/2023	2,375	2,410
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	1,740	1,745
5.00%, 06/01/2024	2,275	2,326
Regional Transportation Authority
5.75%, 06/01/2034	3,400	4,193
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,038
5.00%, 01/01/2025	4,000	4,153
5.00%, 01/01/2026	2,000	2,114
5.00%, 01/01/2029	1,000	1,117
5.00%, 01/01/2037	1,140	1,240
5.25%, 01/01/2043	1,100	1,166
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	906
5.50%, 02/01/2043	530	592
5.50%, 02/01/2047	530	586
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	1,625	1,767
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325	355
5.00%, 12/01/2029	710	802
5.00%, 12/01/2031	600	673
5.00%, 12/01/2033	375	418
Southern Illinois University
4.00%, 04/01/2029	200	209
4.00%, 04/01/2035	300	300
4.00%, 04/01/2039	500	487
5.00%, 04/01/2032	240	266
5.00%, 04/01/2033	300	330
Southwestern Illinois Development Authority
4.00%, 04/15/2031	1,000	1,078
State of Illinois
4.00%, 03/01/2024	4,000	4,034
4.00%, 02/01/2030	4,725	4,909
4.00%, 03/01/2031	1,500	1,592
4.00%, 10/01/2032	1,390	1,465
4.00%, 03/01/2038	1,125	1,118
4.00%, 11/01/2039	2,000	1,949
4.00%, 10/01/2040	800	772
5.00%, 09/01/2023	1,365	1,376
5.00%, 09/01/2024	1,365	1,402
5.00%, 11/01/2024	750	773
5.00%, 02/01/2025	455	462
5.00%, 05/01/2025	3,050	3,104
5.00%, 06/01/2025	880	916
5.00%, 10/01/2025	355	372
5.00%, 10/01/2025	10,000	10,481
5.00%, 11/01/2025	2,040	2,141
5.00%, 11/01/2025	17,705	18,587
5.00%, 02/01/2026	705	744
5.00%, 06/01/2026	125	133
5.00%, 10/01/2026	2,270	2,423
5.00%, 11/01/2026	5,120	5,474
5.00%, 12/01/2026	1,380	1,478
5.00%, 02/01/2027	1,635	1,756
5.00%, 03/01/2027	250	269
5.00%, 02/01/2028	1,000	1,073
5.00%, 05/01/2028	265	269
5.00%, 11/01/2028	5,000	5,327
5.00%, 11/01/2028	15,940	17,289
5.00%, 02/01/2029	1,000	1,071
5.00%, 03/01/2029	2,620	2,898
5.00%, 04/01/2029	605	614
5.00%, 03/01/2030	1,875	2,100
5.00%, 03/01/2030	11,310	12,657
5.00%, 10/01/2030	3,575	4,026
5.00%, 03/01/2031	11,350	12,837
5.00%, 10/01/2031	1,750	1,965
5.00%, 10/01/2031	7,300	7,978
5.00%, 05/01/2032	6,050	6,134
5.00%, 01/01/2033	415	433
5.00%, 03/01/2033	1,000	1,127
5.00%, 03/01/2034	1,000	1,132
5.00%, 05/01/2034	2,500	2,531
5.00%, 01/01/2035	1,400	1,454
5.00%, 03/01/2035	3,670	4,128
5.00%, 03/01/2035	23,005	25,927
5.00%, 03/01/2036	1,000	1,115
5.00%, 05/01/2038	1,200	1,270
5.00%, 02/01/2039	1,500	1,508
5.00%, 01/01/2041	800	818
5.00%, 11/01/2041	1,500	1,541
5.25%, 02/01/2029	3,720	3,772
5.25%, 02/01/2030	100	101
5.25%, 12/01/2030	11,685	12,737
5.25%, 02/01/2031	760	770

5.50%, 07/01/2024	1,000	1,005
5.50%, 05/01/2025	840	882
5.50%, 07/01/2025	400	402
5.50%, 07/01/2038	1,500	1,504
5.50%, 03/01/2042	3,125	3,477
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027	1,000	1,024
5.00%, 06/15/2023	510	512
5.00%, 06/15/2024	590	602
5.00%, 06/15/2024	4,905	4,918
5.00%, 06/15/2025	340	352
5.00%, 06/15/2025	4,190	4,202
5.00%, 06/15/2026	500	525
5.00%, 06/15/2027	1,000	1,063
Tender Option Bond Trust Receipts/Certificates
3.75%, 07/15/2025(3)	4,780	4,780
University of Illinois
3.00%, 04/01/2034	3,400	3,211
4.00%, 04/01/2036	1,500	1,499
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005	1,886
Village of Bolingbrook IL
4.00%, 03/01/2025	500	511
4.00%, 03/01/2027	1,000	1,047
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,157
Village of Hillside IL
5.00%, 01/01/2024	220	221
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,399
0.00%, 11/01/2026	905	810
5.00%, 11/01/2023	420	425
5.00%, 11/01/2024	2,390	2,476
5.00%, 11/01/2026	1,800	1,958
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	417
5.00%, 01/01/2038	355	397
5.25%, 01/01/2039	280	318
5.25%, 01/01/2041	1,160	1,302
5.50%, 01/01/2047	4,880	5,505
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000	1,055
4.00%, 12/01/2036	1,095	1,122

Total Illinois		1,033,420

Indiana – 1.50%
Ball State University
5.00%, 07/01/2033	955	1,044
Center Grove Community School Corp.
5.00%, 01/01/2024	1,435	1,452
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037	10,000	10,518
City of Whiting IN
5.00%, 12/01/2044(1)	21,625	22,107
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,374
Elkhart County Building Corp.
4.00%, 12/01/2032	1,265	1,367
Evansville Waterworks District
5.00%, 01/01/2037	500	568
Indiana Finance Authority
0.65%, 08/01/2025	2,250	2,091
0.70%, 12/01/2046(1)	8,525	7,806
0.75%, 12/01/2038(1)	500	446
0.95%, 12/01/2038(1)	900	810
1.40%, 08/01/2029	2,500	2,224
2.25%, 12/01/2058(1)	1,285	1,262
2.50%, 11/01/2030	1,000	895
3.75%, 03/01/2031(1)	1,450	1,481
4.00%, 05/01/2034(1)	2,500	2,502
4.00%, 02/01/2036	15,000	15,796
4.00%, 10/01/2036	1,100	1,131
4.00%, 02/01/2037	12,395	12,833
4.00%, 12/01/2037(1)	10,000	10,008
4.13%, 12/01/2026	7,055	6,899
4.25%, 11/01/2030	4,175	4,209
4.50%, 05/01/2035(1)	1,200	1,227
4.50%, 12/15/2046(1)	10,000	10,001
5.00%, 12/01/2024	3,000	3,121
5.00%, 05/01/2026	1,100	1,178
5.00%, 11/01/2026	1,200	1,300
5.00%, 05/01/2027	700	766
5.00%, 05/01/2029	685	779
5.00%, 11/01/2029	2,350	2,598
5.00%, 09/01/2031	440	469
5.00%, 03/01/2036	4,000	4,120
5.00%, 09/01/2036	1,000	1,051
5.25%, 02/01/2033	2,500	2,616
5.25%, 01/01/2051	5,450	5,482
5.50%, 07/01/2052	3,400	3,601
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	845	827
3.00%, 07/01/2051	905	887
3.50%, 01/01/2049	835	830
5.00%, 01/01/2024	285	290
5.00%, 01/01/2024	500	508
5.00%, 07/01/2024	295	303
5.00%, 07/01/2024	500	513
5.00%, 01/01/2025	300	312
5.00%, 01/01/2025	1,245	1,290

5.00%, 01/01/2026	300	320
5.00%, 01/01/2026	600	635
5.00%, 07/01/2026	320	345
5.00%, 07/01/2026	400	428
5.00%, 10/01/2026	3,445	3,560
5.00%, 01/01/2027	300	327
5.00%, 01/01/2027	575	622
5.00%, 07/01/2027	300	330
5.00%, 07/01/2027	400	437
5.00%, 01/01/2028	600	661
5.00%, 07/01/2028	500	555
Indianapolis Local Public Improvement Bond Bank
5.00%, 06/01/2023	435	436
5.00%, 07/15/2023	300	302
5.00%, 07/15/2024	1,000	1,030
5.00%, 01/01/2025	1,195	1,223
5.00%, 07/15/2025	750	792
5.00%, 01/15/2027	700	767
5.00%, 01/01/2028	455	459
5.00%, 01/15/2028	500	560
5.00%, 01/01/2029	1,000	1,047
5.00%, 01/01/2030	3,530	3,563
5.00%, 01/01/2031	1,000	1,048
5.00%, 01/01/2032	5,000	5,105
5.00%, 01/01/2036	615	705
5.00%, 01/01/2037	900	1,023
5.00%, 01/01/2038	1,125	1,269
5.00%, 01/01/2039	1,250	1,397
5.00%, 02/01/2054	2,020	2,112
5.25%, 01/01/2039	2,000	2,193
Lebanon Middle School Building Corp.
5.00%, 07/10/2023	1,740	1,751
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2035	500	591
5.50%, 07/15/2036	1,000	1,171
5.50%, 07/15/2038	1,000	1,154
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	412
5.00%, 01/15/2029	540	571
5.00%, 01/15/2030	700	740

Total Indiana		192,533

Iowa – 0.33%
City of Coralville IA
4.00%, 06/01/2026	415	409
4.00%, 06/01/2028	300	294
4.00%, 05/01/2030	805	808
4.00%, 06/01/2034	890	837
5.00%, 05/01/2036	735	778
5.00%, 05/01/2038	1,400	1,460
5.00%, 05/01/2040	2,260	2,335
5.00%, 05/01/2041	1,650	1,698
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	3,160
Dubuque Community School District Infrastructure Sales Services & Use Tax
3.00%, 07/01/2036	600	553
3.00%, 07/01/2037	675	607
Iowa Finance Authority
1.50%, 01/01/2042(1)	1,370	1,348
4.75%, 08/01/2042	1,180	1,121
5.00%, 05/15/2043	270	211
5.00%, 05/15/2048	825	622
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380	390
4.00%, 10/01/2031	395	404
4.00%, 10/01/2032	140	142
4.00%, 10/01/2033	275	278
4.00%, 10/01/2036	325	315
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,045
5.00%, 12/01/2025	1,775	1,850
5.00%, 12/01/2028	1,640	1,801
5.00%, 12/01/2029	1,275	1,412
5.00%, 12/01/2030	1,000	1,121
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	2,630	281
PEFA, Inc.
5.00%, 09/01/2049(1)	17,160	17,504

Total Iowa		42,784

Kansas – 0.22%
City of Lenexa KS
5.00%, 05/15/2039	325	309
City of Manhattan KS
4.00%, 06/01/2027	2,275	2,279
4.00%, 06/01/2028	300	278
4.00%, 06/01/2036	500	407
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042(3)	4,025	4,112
City of Prairie Village KS
2.88%, 04/01/2030	375	333
3.13%, 04/01/2036	500	402
Kansas Development Finance Authority
5.00%, 11/15/2054(1)	4,710	5,432
5.00%, 11/15/2054	12,320	13,660
Wyandotte County Unified School District No 500 Kansas City
4.13%, 09/01/2037	750	795

Total Kansas		28,007

Kentucky – 1.42%
City of Ashland KY
4.00%, 02/01/2034	500	503

4.00%, 02/01/2038	620	588
5.00%, 02/01/2028	255	274
5.00%, 02/01/2032	395	424
City of Berea KY
3.95%, 06/01/2032(1)	600	600
City of Henderson KY
3.70%, 01/01/2032(3)	5,000	4,741
4.45%, 01/01/2042(3)	1,000	931
4.45%, 01/01/2042(3)	6,520	6,072
4.70%, 01/01/2052(3)	1,955	1,791
County of Carroll KY
1.55%, 09/01/2042(1)	10,750	9,783
1.75%, 10/01/2034(1)	1,045	960
County of Trimble KY
1.30%, 09/01/2044(1)	3,000	2,532
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,032
5.00%, 09/01/2025	1,250	1,314
Kentucky Bond Development Corp.
5.00%, 09/01/2038	1,000	1,102
Kentucky Economic Development Finance Authority
4.20%, 05/01/2034(1)	19,000	19,000
5.00%, 08/01/2030	2,160	2,380
5.00%, 05/15/2031	350	320
5.00%, 06/01/2037	480	487
5.00%, 06/01/2041	225	227
5.00%, 06/01/2045	1,000	1,003
5.00%, 12/01/2045	300	309
5.00%, 05/15/2046	500	376
5.00%, 12/01/2047	180	180
5.00%, 05/15/2051	325	236
5.25%, 06/01/2041	725	747
6.00%, 11/15/2036	275	232
6.25%, 11/15/2046	2,325	1,815
6.38%, 11/15/2051	250	193
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	12,000	12,015
4.00%, 01/01/2049(1)	12,500	12,493
4.00%, 12/01/2049(1)	10,000	9,955
4.00%, 02/01/2050(1)	30,855	30,459
4.00%, 12/01/2050(1)	17,720	17,675
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,060	1,066
6.00%, 07/01/2053	970	976
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,620
5.00%, 04/01/2027	1,000	1,090
5.00%, 11/01/2027	2,435	2,642
5.00%, 05/01/2029	1,000	1,090
5.00%, 05/01/2029	1,025	1,139
5.00%, 11/01/2031	1,685	1,881
5.00%, 05/01/2032	270	299
Kentucky State University
3.00%, 11/01/2032	160	159
4.00%, 11/01/2038	500	505
5.00%, 11/01/2031	180	213
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	401
5.00%, 07/01/2035	500	577
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	13,352
5.00%, 10/01/2023	1,565	1,580
5.00%, 10/01/2030	2,500	2,646
5.00%, 10/01/2032	430	453
5.00%, 10/01/2037	1,200	1,263
5.00%, 10/01/2047(1)	740	782
5.00%, 10/01/2047(1)	1,100	1,204
5.00%, 10/01/2047(1)	2,165	2,178
Tender Option Bond Trust Receipts/Certificates
4.12%, 02/15/2026(1)(3)	1,800	1,800

Total Kentucky		181,665

Louisiana – 1.99%
City of Youngsville LA Sales Tax Revenue
4.00%, 05/01/2036	250	261
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,055
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000	1,105
5.00%, 09/01/2028	960	1,083
5.00%, 09/01/2029	365	420
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,411
4.00%, 02/01/2036	750	782
4.00%, 02/01/2038	1,055	1,065
4.00%, 02/01/2039	2,740	2,759
4.00%, 02/01/2042	370	370
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,128
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600	599
5.63%, 06/15/2048(3)	1,560	1,504
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	7,420	7,072
3.50%, 11/01/2032	6,000	5,515
5.00%, 10/01/2028	1,045	1,166
5.00%, 08/15/2037	20,000	20,974
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500	2,475
1.65%, 09/01/2034(1)	4,500	4,455

Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000	2,047
4.00%, 10/01/2036	765	741
4.00%, 10/01/2037	1,005	961
5.00%, 12/15/2023	335	340
5.00%, 12/15/2024	330	342
5.00%, 12/15/2025	275	293
5.00%, 12/15/2026	300	327
5.00%, 12/15/2028	250	277
5.00%, 12/15/2029	200	221
5.00%, 12/15/2030	150	165
5.00%, 05/15/2031	1,250	1,344
5.00%, 12/15/2031	390	429
5.00%, 05/15/2032	1,000	1,074
5.00%, 05/15/2050(1)	7,500	7,766
Mizuho Floater/Residual Trust
4.27%, 06/01/2033(1)(3)(6)	1,200	1,200
New Orleans Aviation Board
5.00%, 01/01/2024	55	56
5.00%, 01/01/2024	1,525	1,544
5.00%, 01/01/2027	850	872
5.00%, 01/01/2028	155	164
5.00%, 01/01/2028	1,250	1,283
5.00%, 01/01/2029	810	830
5.00%, 01/01/2030	275	290
5.00%, 01/01/2033	740	777
5.00%, 01/01/2033	2,600	2,858
5.00%, 01/01/2034	170	178
5.00%, 01/01/2034	750	786
5.00%, 01/01/2034	2,750	3,011
5.00%, 01/01/2036	500	519
5.00%, 01/01/2037	500	517
5.00%, 01/01/2040	1,540	1,564
5.00%, 01/01/2040	9,890	9,954
Parish of St James LA
4.36%, 11/01/2040(1)	61,725	61,725
4.40%, 11/01/2040(1)	30,000	30,000
6.10%, 06/01/2038(1)(3)	1,000	1,074
6.10%, 12/01/2040(1)(3)	1,930	2,073
6.35%, 07/01/2040(3)	3,015	3,246
6.35%, 10/01/2040(3)	440	474
Parish of St John the Baptist LA
2.10%, 06/01/2037(1)	5,995	5,852
2.13%, 06/01/2037(1)	8,175	7,982
2.20%, 06/01/2037(1)	2,475	2,323
2.38%, 06/01/2037(1)	1,000	944
4.05%, 06/01/2037(1)	7,425	7,425
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	803
5.00%, 04/01/2035	420	447
5.00%, 04/01/2037	500	525
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080	6,957
State of Louisiana
4.00%, 05/01/2032	5,000	5,122
4.00%, 05/01/2034	10,685	10,892
5.00%, 03/01/2038	5,000	5,487

Total Louisiana		255,280

Maine – 0.08%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2035	250	258
4.00%, 07/01/2041	1,480	1,339
4.00%, 07/01/2046	330	283
5.00%, 07/01/2032	550	629
5.00%, 07/01/2034	600	681
5.00%, 07/01/2034	1,000	1,114
5.00%, 07/01/2041	1,235	1,232
5.00%, 07/01/2043	610	613
5.00%, 07/01/2046	1,840	1,711
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	723
Maine Turnpike Authority
5.00%, 07/01/2032	885	1,029
5.00%, 07/01/2034	900	1,036

Total Maine		10,648

Maryland – 2.37%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,518
4.00%, 07/01/2037	790	812
4.00%, 07/01/2037	1,235	1,269
4.00%, 07/01/2039	605	614
4.50%, 06/01/2033	150	147
5.00%, 09/01/2023	1,000	1,000
5.00%, 07/01/2026	720	776
5.00%, 07/01/2029	4,770	5,211
5.00%, 09/01/2030	3,000	3,064
5.00%, 09/01/2031	1,000	1,021
5.00%, 09/01/2032	1,000	1,020
5.00%, 09/01/2036	2,790	2,805
5.00%, 10/15/2037	890	1,038
5.00%, 09/01/2046	2,550	2,403
City of Gaithersburg MD
5.00%, 01/01/2027	1,335	1,344
5.00%, 01/01/2033	130	129
City of Rockville MD
5.00%, 11/01/2042	2,250	1,986
5.00%, 11/01/2047	1,885	1,616
City of Westminster MD
6.25%, 07/01/2044	2,025	2,043

County of Baltimore MD
4.00%, 03/01/2036	5,075	5,308
5.00%, 10/01/2023	2,495	2,524
5.00%, 03/01/2024	1,100	1,124
5.00%, 03/01/2040	4,610	5,384
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,254
5.38%, 07/01/2048	625	529
County of Prince George’s MD
4.00%, 08/01/2029	4,035	4,053
5.00%, 07/01/2034	2,000	2,426
5.13%, 07/01/2039(3)	1,500	1,476
County of Washington MD
4.00%, 05/01/2036	1,500	1,233
4.00%, 05/01/2042	3,225	2,444
Maryland Community Development Administration
2.75%, 09/01/2023	125	125
2.85%, 03/01/2024	325	325
2.95%, 03/01/2025	385	385
3.00%, 09/01/2051	19,975	19,503
3.10%, 03/01/2026	180	180
3.25%, 03/01/2027	595	601
3.50%, 03/01/2050	860	855
4.00%, 09/01/2049	730	735
5.00%, 09/01/2042	2,000	2,083
6.00%, 03/01/2053	8,000	8,837
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,123
4.00%, 06/01/2038	350	292
4.00%, 09/01/2040	410	360
4.00%, 09/01/2050	2,245	1,828
5.00%, 07/01/2027	1,100	1,101
5.00%, 06/01/2028	2,000	2,148
5.00%, 07/01/2028	100	102
5.00%, 11/12/2028	9,935	10,271
5.00%, 07/01/2029	75	77
5.00%, 06/01/2035	1,415	1,495
5.00%, 07/01/2036	100	100
5.00%, 06/30/2038	2,800	2,903
5.00%, 12/31/2039	2,350	2,424
5.00%, 12/31/2040	3,575	3,663
5.00%, 06/30/2041	4,860	4,956
5.00%, 12/31/2041	5,950	6,068
5.00%, 06/30/2042	5,000	5,074
5.00%, 06/01/2049	1,350	1,382
5.00%, 06/01/2058	600	553
5.25%, 06/30/2053	1,995	2,090
5.25%, 06/30/2055	14,800	15,003
5.38%, 07/01/2038	1,215	1,293
5.75%, 09/01/2025	2,500	2,522
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	109
4.00%, 06/01/2046	860	776
4.00%, 06/01/2051	1,435	1,256
4.00%, 06/01/2055	895	769
5.00%, 07/01/2024	535	550
5.00%, 07/01/2030	600	623
5.00%, 07/01/2032	750	782
5.00%, 07/01/2035	75	78
5.00%, 08/15/2038	1,945	1,982
5.00%, 07/01/2043	500	504
5.00%, 07/01/2045	2,000	2,025
5.00%, 07/01/2045(1)	2,075	2,223
5.50%, 01/01/2029	1,500	1,618
5.50%, 01/01/2030	1,750	1,883
5.50%, 01/01/2046	2,005	2,033
Maryland Stadium Authority
5.00%, 05/01/2032	765	818
5.00%, 05/01/2041	5,000	5,398
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	2,925
Maryland State Transportation Authority
5.00%, 07/01/2023	500	503
5.00%, 07/01/2024	1,000	1,029
5.00%, 07/01/2030	4,655	5,146
5.00%, 07/01/2034	1,550	1,801
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	662
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,215
Rib Floater Trust Various States
4.22%, 11/15/2049(1)(3)	10,600	10,600
State of Maryland
3.00%, 08/01/2027	6,490	6,656
4.00%, 08/01/2035	1,000	1,076
5.00%, 08/01/2024	1,450	1,497
5.00%, 03/15/2032	6,625	7,778
5.00%, 06/01/2034	2,115	2,564
5.00%, 06/01/2035	3,700	4,443
5.00%, 03/15/2036	6,535	7,877
5.00%, 06/01/2036	10,250	12,182
5.00%, 06/01/2037	5,500	6,474
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000	6,058
3.00%, 10/01/2033	2,500	2,513
4.00%, 10/01/2032	1,400	1,479
5.00%, 12/01/2023	815	828
5.00%, 10/01/2026	11,570	12,615
5.00%, 12/01/2027	1,205	1,349

5.00%, 12/01/2028	1,335	1,525
Tender Option Bond Trust Receipts/Certificates
0.00%, 07/01/2036(3)	11,000	11,000
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000	5,089
5.00%, 06/01/2040	2,800	3,280
5.00%, 06/01/2041	1,670	1,946

Total Maryland		303,565

Massachusetts – 1.70%
City of Boston MA
5.00%, 04/01/2023	2,095	2,095
Commonwealth of Massachusetts
4.00%, 11/01/2037	2,500	2,587
4.00%, 11/01/2040	1,075	1,092
4.00%, 02/01/2042	6,000	6,013
5.00%, 09/01/2023	2,500	2,526
5.00%, 09/01/2025	6,400	6,793
5.00%, 07/01/2028	350	379
5.00%, 12/01/2030	1,500	1,637
5.00%, 01/01/2032	1,890	2,110
5.00%, 10/01/2033	4,075	4,957
5.00%, 07/01/2035	1,500	1,681
5.00%, 01/01/2036	1,000	1,115
5.00%, 04/01/2036	1,520	1,645
5.00%, 07/01/2036	1,000	1,111
5.00%, 07/01/2036	12,630	13,177
5.00%, 04/01/2037	3,850	4,145
5.00%, 09/01/2038	2,620	2,871
5.00%, 07/01/2040	5,000	5,181
5.00%, 05/01/2049	2,665	2,862
5.50%, 08/01/2030	1,140	1,372
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2034	4,930	5,494
5.00%, 06/01/2035	4,000	4,432
5.00%, 06/01/2036	3,845	4,234
5.00%, 06/01/2040	7,435	8,049
Massachusetts Bay Transportation Authority Sales Tax Revenue
5.00%, 07/01/2040	5,000	5,187
5.00%, 07/01/2041	4,000	4,549
Massachusetts Clean Water Trust
5.00%, 08/01/2031	1,790	2,037
Massachusetts Development Finance Agency
4.00%, 07/15/2036	16,860	17,306
4.00%, 07/01/2045	1,325	1,289
5.00%, 07/01/2023	900	905
5.00%, 10/01/2024	2,020	2,088
5.00%, 07/01/2025	1,090	1,129
5.00%, 10/01/2025	905	930
5.00%, 07/01/2026	1,140	1,201
5.00%, 10/01/2026	955	993
5.00%, 10/01/2028	475	525
5.00%, 07/01/2030	590	643
5.00%, 01/01/2031	475	495
5.00%, 10/01/2031	355	400
5.00%, 01/01/2032	635	660
5.00%, 07/01/2032	500	543
5.00%, 10/01/2032	1,000	1,215
5.00%, 01/01/2033	540	561
5.00%, 07/15/2033(3)	315	320
5.00%, 10/01/2033	1,000	1,208
5.00%, 01/01/2034	710	736
5.00%, 07/01/2034	500	538
5.00%, 07/15/2034(3)	270	273
5.00%, 01/01/2035	745	769
5.00%, 07/15/2035(3)	275	275
5.00%, 01/01/2036	1,100	1,131
5.00%, 07/15/2036(3)	465	460
5.00%, 07/01/2037	2,235	2,281
5.00%, 07/15/2037(3)	490	480
5.00%, 10/01/2037(3)	500	505
5.00%, 07/01/2038(1)	8,525	8,665
5.00%, 10/01/2039	2,250	2,590
5.00%, 01/01/2040	755	770
5.00%, 10/01/2041	2,275	2,229
5.00%, 03/01/2044	1,000	1,014
5.00%, 07/15/2046(3)	1,000	917
5.00%, 10/01/2047(3)	1,375	1,324
5.00%, 10/01/2048	1,750	1,761
5.00%, 10/01/2048	9,700	9,192
5.00%, 10/01/2057(3)	1,000	927
5.13%, 01/01/2040	1,020	941
5.13%, 11/15/2046(3)	800	813
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700	2,308
5.00%, 07/01/2024	2,190	2,231
5.00%, 07/01/2026	5,000	5,258
5.00%, 07/01/2027	1,500	1,608
5.00%, 07/01/2028	1,250	1,351
5.00%, 07/01/2029	1,600	1,743
5.00%, 07/01/2030	1,425	1,568
Massachusetts Housing Finance Agency
0.80%, 12/01/2025	1,820	1,671
4.52% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,365	9,365
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500	1,569
5.00%, 11/15/2034	10,000	10,797
5.00%, 08/15/2037	4,500	4,703
Massachusetts Water Resources Authority
5.25%, 08/01/2033	2,065	2,595

Total Massachusetts		217,100

Michigan – 3.08%
Avondale School District
5.00%, 11/01/2023	680	689
5.00%, 11/01/2024	800	830
5.00%, 11/01/2025	785	834
5.00%, 11/01/2026	765	833
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	786
5.00%, 02/15/2037	1,695	1,718
City of Detroit MI
5.00%, 04/01/2023	750	750
5.00%, 04/01/2024	900	908
5.00%, 04/01/2025	900	918
5.00%, 04/01/2034	1,000	1,037
5.00%, 04/01/2035	1,700	1,779
5.00%, 04/01/2036	300	311
5.50%, 04/01/2031	560	611
5.50%, 04/01/2033	470	511
5.50%, 04/01/2035	350	377
5.50%, 04/01/2037	465	493
5.50%, 04/01/2039	645	678
5.50%, 04/01/2045	750	773
5.50%, 04/01/2050	605	619
City of Greenville MI
4.00%, 06/01/2029	285	308
4.00%, 06/01/2035	715	755
City of Royal Oak MI
5.00%, 04/01/2029	500	564
5.00%, 04/01/2031	1,045	1,177
City of Saginaw MI Water Supply System Revenue
4.00%, 07/01/2034	355	382
4.00%, 07/01/2035	185	198
4.00%, 07/01/2036	195	206
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2023	500	505
5.00%, 10/01/2024	765	791
County of Jackson MI
4.00%, 05/01/2034	610	650
County of Kent MI
5.00%, 06/01/2028	700	754
Dearborn School District
5.00%, 05/01/2035	1,080	1,233
Detroit City School District
5.25%, 05/01/2030	3,345	3,941
Detroit Downtown Development Authority
5.00%, 07/01/2037	540	547
5.00%, 07/01/2038	1,000	1,012
DETROIT MI REGD B/E
, 04/01/2034	750	791
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,588
5.00%, 01/01/2051	1,345	1,414
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075	1,121
5.00%, 11/01/2037	1,750	1,911
5.00%, 11/01/2038	1,000	1,089
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,207
5.00%, 07/01/2032	290	349
5.00%, 07/01/2034	355	416
5.00%, 07/01/2036	1,000	1,053
5.25%, 07/01/2047	4,330	4,725
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	258
5.00%, 07/01/2034	395	463
5.00%, 07/01/2046	2,625	2,757
Karegnondi Water Authority
5.00%, 11/01/2036	1,300	1,391
5.00%, 11/01/2041	2,225	2,319
5.25%, 11/01/2040	130	131
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,000	773
4.00%, 11/15/2045	750	566
Lake Orion Community School District
5.00%, 05/01/2025	3,275	3,440
Lansing Board of Water & Light
2.00%, 07/01/2051(1)	8,585	8,182
5.00%, 07/01/2037	4,875	5,417
5.00%, 07/01/2038	2,620	2,887
Michigan Finance Authority
1.20%, 10/15/2030(1)	1,900	1,706
1.20%, 10/15/2038(1)	18,900	17,172
3.75%, 11/15/2049(1)	3,600	3,650
4.00%, 12/01/2035	1,500	1,539
4.00%, 12/01/2036	6,610	6,711
4.00%, 12/01/2036	22,235	22,481
4.00%, 12/01/2040	1,485	1,465
5.00%, 10/01/2023	420	421
5.00%, 10/01/2024	3,000	3,104
5.00%, 11/01/2024	750	778
5.00%, 11/01/2025	400	426
5.00%, 11/01/2025	1,000	1,063
5.00%, 11/01/2026	500	543
5.00%, 12/01/2026	1,190	1,293
5.00%, 06/01/2027	690	725
5.00%, 11/01/2027	500	551
5.00%, 06/01/2028	2,380	2,534
5.00%, 04/15/2029	4,000	4,534

5.00%, 06/01/2029	1,500	1,615
5.00%, 12/01/2029	500	551
5.00%, 04/15/2030	4,155	4,778
5.00%, 06/01/2030	1,725	1,875
5.00%, 07/01/2030	600	626
5.00%, 10/01/2030	800	819
5.00%, 06/01/2031	2,895	3,161
5.00%, 04/15/2032	3,165	3,734
5.00%, 06/01/2032	280	305
5.00%, 08/01/2032	850	876
5.00%, 10/01/2032	1,150	1,361
5.00%, 11/15/2032	1,445	1,511
5.00%, 04/15/2033	1,935	2,272
5.00%, 06/01/2033	510	553
5.00%, 07/01/2033	350	364
5.00%, 04/15/2034	970	1,131
5.00%, 04/15/2035	555	640
5.00%, 07/01/2035	2,000	2,069
5.00%, 04/15/2036	5,000	5,693
5.00%, 12/01/2039	3,000	3,209
5.00%, 06/01/2040	900	935
5.00%, 11/01/2044	2,710	2,759
5.00%, 11/15/2044(1)	2,035	2,159
5.00%, 12/01/2044(1)	2,550	2,650
5.00%, 06/01/2049	2,020	2,052
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	390	366
Michigan State Building Authority
5.00%, 04/15/2035	1,250	1,408
5.00%, 04/15/2038	10,000	10,415
Michigan State Hospital Finance Authority
4.00%, 11/15/2047(1)	4,505	4,554
4.00%, 11/15/2047(1)	9,750	9,766
5.00%, 12/01/2023	1,150	1,168
5.00%, 12/01/2024	275	286
5.00%, 12/01/2025	700	744
5.00%, 12/01/2027	415	460
Michigan State Housing Development Authority
3.00%, 06/01/2052	2,105	2,059
3.50%, 12/01/2050	885	880
5.00%, 12/01/2025(1)	4,593	4,698
5.00%, 06/01/2053	3,920	4,138
5.50%, 06/01/2053	17,360	18,781
Michigan Strategic Fund
1.80%, 10/01/2049(1)	2,075	2,020
4.00%, 10/01/2061(1)	2,000	1,972
5.00%, 06/30/2025	2,000	2,043
5.00%, 12/31/2025	2,595	2,668
5.00%, 06/30/2026	2,800	2,893
5.00%, 12/31/2026	355	369
5.00%, 06/30/2030	1,080	1,137
5.00%, 06/30/2032	150	158
Michigan Technological University
4.00%, 10/01/2051	1,255	1,174
5.00%, 10/01/2025	400	421
5.00%, 10/01/2026	270	291
5.00%, 10/01/2027	595	655
5.00%, 10/01/2028	890	996
5.00%, 10/01/2029	2,000	2,278
5.00%, 10/01/2030	355	411
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	2,300	265
Milan Area Schools
5.00%, 05/01/2023	245	245
Oakland University
5.00%, 03/01/2041	2,190	2,267
Portage Public Schools
5.00%, 11/01/2028	1,000	1,074
Richfield Public School Academy
2.50%, 09/01/2025	180	170
Romeo Community School District
4.00%, 05/01/2027	325	343
4.00%, 05/01/2033	525	576
4.00%, 05/01/2034	540	586
4.00%, 05/01/2035	755	812
4.00%, 05/01/2036	780	827
4.00%, 05/01/2037	815	854
4.00%, 05/01/2038	1,255	1,295
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320	10,544
Royal Oak School District
5.00%, 05/01/2023	600	601
5.00%, 05/01/2024	600	615
Saginaw City School District
4.00%, 05/01/2031	1,290	1,416
4.00%, 05/01/2034	1,035	1,101
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	884
5.00%, 07/01/2028	435	472
State of Michigan
5.00%, 03/15/2025	1,145	1,195
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	6,025
4.00%, 11/15/2046	24,000	23,734
5.00%, 11/15/2036	7,550	8,708
Summit Academy North
2.25%, 11/01/2026	440	403
4.00%, 11/01/2031	785	724
University of Michigan

4.00%, 04/01/2049(1)	9,650	9,714
5.00%, 04/01/2024	1,670	1,712
5.00%, 04/01/2033	560	675
Van Buren Public Schools
4.00%, 11/01/2037	1,925	1,965
4.00%, 11/01/2038	2,005	2,035
Wayne County Airport Authority
5.00%, 12/01/2023	250	253
5.00%, 12/01/2023	400	406
5.00%, 12/01/2023	550	556
5.00%, 12/01/2024	375	389
5.00%, 12/01/2024	500	514
5.00%, 12/01/2025	600	625
5.00%, 12/01/2025	1,000	1,045
5.00%, 12/01/2027	4,055	4,223
5.00%, 12/01/2031	350	381
5.00%, 12/01/2032	1,400	1,424
5.00%, 12/01/2033	325	353
5.00%, 12/01/2040	2,000	2,221
5.00%, 12/01/2040	4,000	4,107
5.00%, 12/01/2041	1,000	1,105
5.00%, 12/01/2042	900	923
5.00%, 12/01/2042	1,000	1,001
5.00%, 12/01/2046	4,250	4,611
5.00%, 12/01/2047	1,000	1,018
Wayne State University
5.00%, 11/15/2036	3,090	3,389
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	3,975
4.00%, 11/01/2036	4,305	4,471
5.00%, 11/01/2023	80	81
5.00%, 11/01/2024	185	191
5.00%, 11/01/2025	95	101
5.00%, 11/01/2026	1,000	1,090
5.00%, 11/01/2027	600	667
5.00%, 11/01/2029	585	663
Wyoming Public Schools
4.00%, 05/01/2041	685	687

Total Michigan		394,636

Minnesota – 0.38%
City of Deephaven MN
5.00%, 10/01/2037	1,250	1,136
5.00%, 10/01/2049	2,200	1,859
City of Independence MN
4.00%, 07/01/2041	1,500	1,214
City of Minneapolis MN
4.00%, 11/15/2037	1,625	1,643
City of Moorhead MN
5.00%, 12/01/2025	595	608
City of Rochester MN
5.00%, 12/01/2025	700	687
5.00%, 11/15/2057	2,530	2,761
5.25%, 12/01/2038	1,000	875
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(3)	2,280	2,245
County of Hennepin MN
5.00%, 12/15/2037	2,500	2,835
Duluth Economic Development Authority
5.00%, 02/15/2033	500	534
5.00%, 02/15/2034	750	799
5.00%, 02/15/2037	1,250	1,309
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	532
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	833
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	332
5.00%, 01/01/2036	1,335	1,467
5.00%, 01/01/2037	1,750	1,864
Minnesota Housing Finance Agency
3.00%, 07/01/2051	660	646
3.00%, 01/01/2052	2,660	2,602
3.00%, 07/01/2052	15	15
5.00%, 08/01/2032	1,400	1,675
5.00%, 08/01/2033	770	913
5.00%, 08/01/2035	920	1,068
5.00%, 08/01/2036	2,965	3,402
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895	4,064
5.00%, 02/01/2026	2,315	2,469
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185	3,244
State of Minnesota
5.00%, 08/01/2023	1,465	1,477
5.00%, 08/01/2032	2,925	3,597

Total Minnesota		48,705

Mississippi – 0.18%
Mississippi Business Finance Corp.
7.75%, 07/15/2047(1)	8,435	8,509
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,724
4.00%, 10/01/2041(3)	1,640	1,401
5.00%, 03/01/2035	1,250	1,356
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	996
5.00%, 01/01/2033	1,750	1,920
5.00%, 10/01/2035	700	751
5.00%, 10/01/2036	2,000	2,127
5.00%, 10/01/2040(1)	1,215	1,296

5.00%, 09/01/2044(1)	2,000	2,076
State of Mississippi
5.00%, 10/01/2030	1,000	1,111

Total Mississippi		23,267

Missouri – 0.74%
Belton School District No 124
5.00%, 03/01/2028	250	280
5.50%, 03/01/2033	500	560
5.50%, 03/01/2036	500	554
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,034
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	305
5.00%, 01/01/2031	135	151
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	415
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,612
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	284
4.00%, 02/15/2034	500	505
4.00%, 07/01/2035	1,500	1,537
4.00%, 02/15/2039	990	927
4.00%, 02/01/2040	100	99
5.00%, 06/01/2025	7,000	7,316
5.00%, 04/01/2027	1,705	1,722
5.00%, 02/01/2029	1,000	1,040
5.00%, 06/01/2033	1,550	1,798
5.00%, 02/01/2035	1,000	979
5.00%, 02/01/2036	200	206
5.00%, 08/01/2040	1,145	1,100
5.00%, 10/01/2042	6,370	6,742
5.00%, 10/01/2046	6,000	6,459
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90	78
4.38%, 11/15/2035	230	184
4.75%, 11/15/2047	1,250	929
Kansas City Industrial Development Authority
4.00%, 03/01/2050	3,750	3,483
4.00%, 03/01/2057	6,250	5,789
5.00%, 03/01/2025	1,250	1,302
5.00%, 03/01/2025	2,000	2,061
5.00%, 03/01/2026	4,395	4,597
5.00%, 03/01/2027	2,955	3,220
5.00%, 03/01/2028	3,350	3,604
5.00%, 03/01/2033	1,000	1,085
Missouri Housing Development Commission
3.25%, 05/01/2051	2,975	2,937
4.00%, 05/01/2050	225	227
Mizuho Floater/Residual Trust
4.27%, 06/01/2033(1)(3)(6)	260	260
North Kansas City School District No 74
5.25%, 03/01/2039	8,000	9,318
5.25%, 03/01/2040	7,450	8,614
St Louis County Industrial Development Authority
5.00%, 12/01/2025	465	466
5.00%, 09/01/2038	500	470
5.00%, 09/01/2048	1,700	1,470
5.13%, 08/15/2045	200	171
5.13%, 09/01/2048	2,590	2,281
5.50%, 09/01/2033	1,000	1,002
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,046
5.38%, 06/01/2043	2,000	2,053
Washington Industrial Development Authority
2.50%, 11/01/2029	190	173
Wright City R-II School District
6.00%, 03/01/2037	575	709
6.00%, 03/01/2040	1,100	1,335

Total Missouri		94,489

Montana – 0.09%
City of Kalispell MT
5.25%, 05/15/2037	765	682
5.25%, 05/15/2047	500	403
5.25%, 05/15/2052	50	39
County of Gallatin MT
4.00%, 10/15/2032(3)	1,770	1,662
4.00%, 10/15/2036(3)	2,965	2,624
4.00%, 10/15/2041(3)	1,800	1,485
4.00%, 10/15/2046(3)	1,160	911
4.00%, 10/15/2051(3)	950	716
Mizuho Floater/Residual Trust
4.27%, 06/01/2034(1)(3)(6)	2,100	2,100
Montana Board of Housing
4.00%, 12/01/2047	140	140
4.00%, 06/01/2050	130	131

Total Montana		10,893

Nebraska – 0.61%
Ashland-Greenwood Public Schools
4.00%, 12/15/2034	1,000	1,076
4.00%, 12/15/2037	1,340	1,376
4.00%, 12/15/2039	1,000	1,006
Central Plains Energy Project
4.00%, 12/01/2049(1)	32,905	32,997
5.00%, 09/01/2033	1,500	1,639
5.00%, 09/01/2035	1,025	1,121
5.00%, 03/01/2050(1)	5,670	5,710
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027	1,710	1,878

Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	434
Hershey Public Schools
4.00%, 12/15/2026	400	422
4.00%, 12/15/2028	640	671
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,770	1,730
3.50%, 09/01/2050	720	716
3.75%, 09/01/2049	660	655
4.00%, 09/01/2049	570	569
Nebraska Public Power District
0.60%, 01/01/2051(1)	16,920	16,807
5.00%, 01/01/2024	2,455	2,498
Omaha Airport Authority
5.00%, 12/15/2031	515	545
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,291
Omaha Public Power District Nebraska City Station Unit 2
5.25%, 02/01/2042	4,250	4,373

Total Nebraska		77,514

Nevada – 1.14%
Carson City NV
5.00%, 09/01/2026	550	581
City of Henderson NV
4.00%, 06/01/2035	900	952
4.00%, 06/01/2036	925	967
5.00%, 06/01/2037	3,230	3,649
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	445	400
4.00%, 06/01/2049	1,060	890
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900	862
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	420	319
3.00%, 06/01/2041	630	454
3.13%, 06/01/2046	1,300	881
City of North Las Vegas NV
4.00%, 06/01/2036	1,240	1,271
6.00%, 06/01/2052(3)	1,300	1,304
City of Reno NV
0.00%, 07/01/2058(3)	11,500	1,454
5.00%, 06/01/2038	150	161
City of Sparks NV
2.50%, 06/15/2024(3)	575	561
Clark County School District
4.00%, 06/15/2034	5,000	5,162
4.00%, 06/15/2038	775	787
5.00%, 06/15/2023	370	372
5.00%, 06/15/2023	1,665	1,673
5.00%, 06/15/2024	4,500	4,625
5.00%, 06/15/2025	25	26
5.00%, 06/15/2025	3,780	3,981
5.00%, 06/15/2025	6,060	6,369
5.00%, 06/15/2029	4,080	4,568
5.00%, 06/15/2033	410	473
5.00%, 06/15/2034	1,555	1,737
5.00%, 06/15/2034	2,350	2,608
5.00%, 06/15/2035	500	570
5.00%, 06/15/2037	1,000	1,134
County of Clark Department of Aviation
5.00%, 07/01/2024	3,320	3,396
5.00%, 07/01/2028	630	648
5.00%, 07/01/2030	730	749
5.00%, 07/01/2035	7,000	8,048
5.00%, 07/01/2036	2,250	2,563
County of Clark NV
4.00%, 07/01/2039	4,500	4,521
5.00%, 11/01/2028	3,000	3,269
5.00%, 06/01/2032	3,000	3,360
5.00%, 12/01/2032	5,385	6,085
5.00%, 06/01/2035	2,070	2,278
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2025	2,220	2,314
Henderson Local Improvement Districts
2.00%, 09/01/2024	120	115
3.00%, 09/01/2036	175	130
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	654
5.00%, 07/01/2043	2,500	2,628
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000	1,048
5.00%, 06/15/2040	685	703
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000	1,029
5.00%, 06/01/2039	2,815	2,896
5.00%, 06/01/2039	41,100	45,212
Nevada Housing Division
4.00%, 10/01/2049	385	387
5.00%, 12/01/2025(1)	2,775	2,843
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	501
4.00%, 07/01/2026	1,540	1,546

Total Nevada		145,714

New Hampshire – 0.32%
New Hampshire Business Finance Authority
3.75%, 07/01/2045(1)(3)	1,000	753
4.00%, 10/20/2036	8,652	8,278
4.00%, 08/15/2039	1,100	1,071
4.00%, 01/01/2041	2,000	1,661

4.00%, 01/01/2051	3,000	2,307
4.13%, 01/20/2034	3,453	3,442
4.35% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(2)	7,520	7,334
4.38%, 09/20/2036	2,724	2,697
5.00%, 01/01/2024	720	730
5.00%, 08/15/2029	750	847
5.25%, 07/01/2039(3)	240	219
5.63%, 07/01/2046(3)	125	114
5.75%, 07/01/2054(3)	315	286
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	106
5.00%, 07/01/2023	500	503
5.00%, 08/01/2027	1,575	1,698
5.00%, 10/01/2028	1,580	1,663
5.00%, 07/01/2030	390	425
5.00%, 08/01/2030	305	330
5.00%, 10/01/2032	2,825	2,929
5.00%, 10/01/2038	425	429
5.00%, 07/01/2044	3,040	2,957
5.25%, 07/01/2027(3)(4)	459	101
6.13%, 07/01/2052(3)(4)	205	45
6.25%, 07/01/2042(3)(4)	584	129

Total New Hampshire		41,054

New Jersey – 3.85%
Atlantic County Improvement Authority
4.00%, 07/01/2037	460	463
Camden County Improvement Authority
5.00%, 01/15/2028	500	546
5.00%, 01/15/2029	1,000	1,092
5.00%, 01/15/2033	500	543
6.00%, 06/15/2042	265	288
Cherry Hill Township School District
4.00%, 08/01/2038	11,000	11,330
Clearview Regional High School District
4.00%, 08/01/2040	3,640	3,676
County of Essex NJ
2.00%, 08/15/2031	3,265	2,969
County of Hudson NJ
3.00%, 11/15/2025	4,000	4,042
County of Mercer NJ
2.00%, 02/15/2032	1,180	1,050
2.38%, 02/15/2030	2,020	1,926
County of Union NJ
3.00%, 03/01/2026	3,000	3,015
Garden State Preservation Trust
5.75%, 11/01/2028	2,000	2,214
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	756
5.00%, 07/01/2037	1,130	1,250
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,159
4.00%, 01/01/2037	855	875
5.00%, 10/01/2026	1,500	1,633
5.00%, 10/01/2027	1,000	1,111
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,096
New Jersey Economic Development Authority
1.20%, 11/01/2034(1)	3,000	2,989
2.20%, 10/01/2039(1)	1,400	1,236
3.13%, 07/01/2029	445	430
4.00%, 06/15/2023	1,200	1,202
4.00%, 06/15/2035	500	515
4.00%, 06/15/2037	600	606
4.00%, 06/15/2038	600	602
4.00%, 11/01/2038	825	828
4.00%, 11/01/2039	1,000	1,001
4.00%, 06/15/2040	1,000	994
4.00%, 11/01/2044	1,000	970
4.00%, 08/01/2059	355	294
5.00%, 06/15/2024	2,000	2,046
5.00%, 06/15/2025	5,190	5,418
5.00%, 03/01/2026	2,000	2,002
5.00%, 06/01/2026	900	959
5.00%, 06/15/2026	470	496
5.00%, 06/15/2029	1,000	1,113
5.00%, 01/01/2030	500	497
5.00%, 06/15/2030	455	468
5.00%, 06/15/2030	4,000	4,412
5.00%, 11/01/2030	1,315	1,469
5.00%, 01/01/2031	500	505
5.00%, 11/01/2031	2,200	2,457
5.00%, 06/15/2032	370	381
5.00%, 06/15/2033	5,000	5,562
5.00%, 07/01/2033	2,000	2,148
5.00%, 11/01/2033	1,500	1,728
5.00%, 06/15/2034	1,000	1,105
5.00%, 06/15/2035	1,595	1,725
5.00%, 11/01/2035	1,415	1,590
5.00%, 10/01/2037	5,185	5,195
5.00%, 10/01/2039(3)	355	259
5.00%, 01/01/2040(3)	540	391
5.00%, 06/15/2040	1,910	1,928
5.00%, 10/01/2047	8,450	8,138
5.00%, 01/01/2048	3,400	3,082
5.00%, 06/15/2054(3)	3,250	2,946
5.00%, 08/01/2059	1,000	1,020
5.13%, 01/01/2034	705	711
5.13%, 06/15/2043	2,450	2,451
5.25%, 09/01/2025(3)	1,605	1,692

5.25%, 09/01/2026(3)	30,000	32,294
5.25%, 01/01/2044	190	166
5.50%, 01/01/2027	500	506
5.50%, 06/15/2030	2,000	2,224
5.63%, 11/15/2030	2,095	2,111
5.63%, 11/15/2030	2,980	3,002
5.63%, 01/01/2052	2,000	2,011
New Jersey Educational Facilities Authority
4.00%, 07/01/2034	3,375	3,453
5.00%, 06/01/2023	930	933
5.00%, 07/01/2023	3,390	3,407
5.00%, 07/01/2032	4,920	5,128
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	2,850	2,887
5.00%, 07/01/2023	140	141
5.00%, 07/01/2025	120	126
5.00%, 07/01/2026	40	43
5.00%, 07/01/2027	60	65
5.00%, 07/01/2028	155	166
5.00%, 07/01/2030	165	178
5.00%, 07/01/2033	500	527
5.00%, 07/01/2041	815	813
5.00%, 07/01/2042(1)	2,755	2,885
5.00%, 07/01/2043(1)	2,250	2,310
5.00%, 07/01/2045(1)	3,705	3,954
5.00%, 07/01/2046	2,375	2,406
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2023	300	304
5.00%, 12/01/2023	460	467
5.00%, 12/01/2024	745	771
5.00%, 12/01/2024	1,000	1,026
5.00%, 12/01/2025	490	518
5.00%, 12/01/2025	535	558
5.00%, 12/01/2025	1,000	1,042
5.00%, 12/01/2025	2,600	2,710
5.00%, 12/01/2026	1,330	1,408
5.00%, 12/01/2026	1,550	1,641
5.00%, 12/01/2027	1,455	1,564
5.00%, 12/01/2027	1,470	1,580
5.00%, 12/01/2027	2,965	3,186
5.00%, 12/01/2030	4,805	5,346
5.00%, 12/01/2044	1,000	998
New Jersey Housing & Mortgage Finance Agency
3.50%, 07/01/2025(1)	5,000	4,994
3.55%, 04/01/2027	1,690	1,650
3.65%, 04/01/2028	1,215	1,179
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,769
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,316
0.00%, 12/15/2026	3,000	2,682
0.00%, 12/15/2027	3,260	2,805
0.00%, 12/15/2028	980	813
0.00%, 12/15/2028	1,020	845
0.00%, 12/15/2030	2,000	1,534
0.00%, 12/15/2030	3,000	2,319
0.00%, 12/15/2031	4,060	3,031
0.00%, 12/15/2031	4,275	3,164
4.00%, 06/15/2034	1,920	2,000
4.00%, 06/15/2037	2,000	2,019
4.00%, 06/15/2039	2,250	2,252
4.00%, 06/15/2039	3,850	3,854
4.00%, 06/15/2040	1,820	1,809
4.00%, 06/15/2040	6,000	5,965
4.00%, 06/15/2040	6,550	6,512
4.00%, 06/15/2042	1,140	1,119
4.00%, 06/15/2046	1,585	1,507
4.00%, 06/15/2050	1,565	1,446
4.00%, 06/15/2050	4,030	3,741
5.00%, 06/15/2023	900	904
5.00%, 12/15/2023	2,720	2,757
5.00%, 06/15/2024	2,500	2,510
5.00%, 12/15/2024	1,335	1,380
5.00%, 06/15/2025	450	452
5.00%, 12/15/2025	1,255	1,325
5.00%, 12/15/2026	2,000	2,149
5.00%, 06/15/2027	505	537
5.00%, 12/15/2028	5,510	6,090
5.00%, 06/15/2029	1,200	1,274
5.00%, 12/15/2029	820	919
5.00%, 06/15/2030	1,350	1,431
5.00%, 12/15/2030	2,000	2,205
5.00%, 06/15/2031	3,545	3,754
5.00%, 06/15/2032	235	242
5.00%, 06/15/2032	1,910	2,209
5.00%, 06/15/2032	2,725	3,003
5.00%, 06/15/2032	7,440	8,494
5.00%, 12/15/2032	1,940	2,136
5.00%, 06/15/2033	6,385	7,335
5.00%, 12/15/2033	595	661
5.00%, 12/15/2033	2,200	2,410
5.00%, 06/15/2034	1,500	1,717
5.00%, 06/15/2034	4,040	4,598
5.00%, 12/15/2034	1,130	1,228
5.00%, 06/15/2035	1,280	1,439
5.00%, 12/15/2036	1,915	2,047
5.00%, 06/15/2037	1,470	1,622
5.00%, 06/15/2037	1,780	1,932
5.00%, 06/15/2037	2,980	3,275

5.00%, 06/15/2038	1,675	1,832
5.00%, 06/15/2040	2,040	2,184
5.00%, 06/15/2050	905	947
5.25%, 12/15/2023	3,940	4,000
5.25%, 06/15/2036	2,000	2,271
5.25%, 06/15/2039	5,000	5,563
5.25%, 06/15/2041	5,000	5,501
5.25%, 06/15/2043	9,100	9,634
5.25%, 06/15/2046	1,200	1,300
5.50%, 12/15/2023	190	193
5.50%, 06/15/2050	1,025	1,131
New Jersey Turnpike Authority
4.00%, 01/01/2051	725	708
5.00%, 01/01/2028	1,540	1,653
5.00%, 01/01/2033	5,000	5,196
5.00%, 01/01/2034	1,175	1,218
5.00%, 01/01/2042	10,950	12,199
5.25%, 01/01/2052	5,000	5,599
Newark Board of Education
4.00%, 07/15/2037	2,075	2,082
5.00%, 07/15/2031	1,300	1,503
5.00%, 07/15/2033	1,600	1,839
Salem County Improvement Authority
4.00%, 08/15/2042	400	386
Sayreville School District
4.00%, 01/15/2036	5,530	5,759
4.00%, 01/15/2038	3,700	3,801
State of New Jersey
2.00%, 06/01/2023	5,595	5,588
4.00%, 06/01/2030	4,560	5,035
4.00%, 06/01/2031	3,845	4,280
4.00%, 06/01/2032	2,370	2,653
5.00%, 06/01/2025	2,635	2,771
5.00%, 06/01/2026	3,420	3,687
5.00%, 06/01/2027	5,000	5,510
5.00%, 06/01/2029	13,235	15,137
5.00%, 06/01/2039	3,902	4,287
5.00%, 06/01/2040	2,220	2,433
Tender Option Bond Trust Receipts/Certificates
4.17%, 12/15/2028(1)(3)	1,935	1,935
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	9,000	9,033
5.25%, 06/01/2046	7,590	7,849

Total New Jersey		492,507

New Mexico – 0.28%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,597
5.00%, 07/01/2028	1,700	1,839
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	844
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	506
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	4,864
5.00%, 09/01/2026	1,530	1,629
5.00%, 09/01/2027	2,130	2,303
5.00%, 09/01/2029	1,000	1,116
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360	2,470
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	490	491
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	17,250	17,715

Total New Mexico		36,374

New York – 10.08%
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000	1,037
Buffalo Sewer Authority
4.00%, 06/15/2036	265	272
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750	744
5.00%, 08/01/2023	515	519
5.00%, 01/01/2035(3)	3,900	3,944
5.00%, 12/01/2041(3)	2,450	2,167
5.00%, 06/15/2051(3)	3,000	2,684
5.00%, 12/01/2051(3)	1,650	1,384
5.00%, 12/01/2055(3)	1,430	1,174
5.50%, 05/01/2048(3)	1,350	1,335
City of Long Beach NY
5.00%, 09/01/2028	2,000	2,155
5.00%, 09/01/2029	2,800	3,059
City of New York NY
3.00%, 08/01/2036	2,500	2,330
4.00%, 10/01/2035	905	945
4.00%, 08/01/2037	2,500	2,561
4.00%, 08/01/2038	3,500	3,556
4.00%, 03/01/2040	5,870	5,885
4.00%, 08/01/2040	3,305	3,313
4.00%, 03/01/2042	530	526
5.00%, 08/01/2025	1,600	1,696
5.00%, 08/01/2026	2,575	2,797
5.00%, 08/01/2027	400	417
5.00%, 08/01/2027	2,975	3,142
5.00%, 08/01/2028	400	429
5.00%, 08/01/2028	700	761
5.00%, 08/01/2028	3,975	4,198
5.00%, 08/01/2029	1,305	1,457
5.00%, 08/01/2031	1,000	1,113
5.00%, 08/01/2032	1,745	1,912

5.00%, 11/01/2032	2,200	2,583
5.00%, 08/01/2033	1,000	1,205
5.00%, 01/01/2034	1,575	1,776
5.00%, 06/01/2034	2,685	2,814
5.00%, 08/01/2034	1,690	1,956
5.00%, 05/01/2035	585	691
5.00%, 06/01/2035	4,265	4,458
5.00%, 03/01/2038	2,250	2,507
5.00%, 09/01/2038	2,200	2,528
5.00%, 08/01/2047	6,100	6,624
5.00%, 03/01/2050	575	621
5.25%, 09/01/2040	19,695	22,614
5.25%, 10/01/2040	2,275	2,615
5.25%, 09/01/2041	10,355	11,813
5.25%, 10/01/2047	5,930	6,622
5.50%, 05/01/2044	900	1,041
City of Yonkers NY
5.00%, 09/01/2023	1,000	1,010
5.00%, 09/01/2025	1,015	1,072
County of Erie NY
5.00%, 06/01/2025	1,000	1,054
County of Nassau NY
5.00%, 10/01/2024	3,000	3,104
County of Suffolk NY
4.00%, 02/01/2028	1,865	2,003
5.00%, 06/15/2024	665	684
5.00%, 06/15/2025	710	747
5.00%, 10/01/2025	810	858
5.00%, 10/01/2026	415	451
5.00%, 10/01/2028	680	772
5.00%, 06/15/2029	985	1,132
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	578
Genesee County Funding Corp.
5.00%, 12/01/2031	375	409
5.00%, 12/01/2032	460	498
5.00%, 12/01/2033	750	808
5.00%, 12/01/2034	700	748
5.00%, 12/01/2035	540	571
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,490	882
0.00%, 01/01/2055	710	611
5.00%, 01/01/2056	1,485	1,284
Hempstead Town Local Development Corp.
4.00%, 07/01/2039	575	577
5.53%, 02/01/2040	3,500	3,384
5.89%, 02/01/2032	1,250	1,270
6.24%, 02/01/2047	1,000	1,021
6.47%, 02/01/2033	1,000	1,044
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	8,878
4.00%, 02/15/2039	1,450	1,469
4.00%, 02/15/2044	18,870	18,569
4.00%, 02/15/2047	2,230	2,158
5.00%, 02/15/2032	2,325	2,512
5.00%, 02/15/2035	1,700	1,826
5.00%, 02/15/2037	1,335	1,426
Long Island Power Authority
0.85%, 09/01/2050(1)	16,125	15,203
1.00%, 09/01/2025	9,250	8,707
1.50%, 09/01/2051(1)	4,310	4,065
1.65%, 09/01/2049(1)	4,395	4,288
5.00%, 09/01/2023	550	555
5.00%, 09/01/2024	565	584
5.00%, 09/01/2025	1,000	1,060
5.00%, 09/01/2026	2,000	2,175
5.00%, 09/01/2027	6,500	7,236
5.00%, 09/01/2033	600	722
5.00%, 09/01/2034	650	774
5.00%, 09/01/2039	1,000	1,021
5.00%, 09/01/2039	1,725	1,865
5.00%, 09/01/2052(1)	6,450	6,988
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,046
4.00%, 11/15/2039	540	544
4.00%, 11/15/2045	5,560	5,153
4.00%, 11/15/2046	2,545	2,347
5.00%, 11/15/2024	1,500	1,555
5.00%, 11/15/2024	1,885	1,907
5.00%, 11/15/2025	1,155	1,208
5.00%, 11/15/2026	1,600	1,698
5.00%, 11/15/2026	2,350	2,493
5.00%, 11/15/2028	2,970	3,206
5.00%, 11/15/2028	4,000	4,327
5.00%, 11/15/2029	745	766
5.00%, 11/15/2029	2,220	2,300
5.00%, 11/15/2030	730	786
5.00%, 11/15/2031	1,055	1,108
5.00%, 11/15/2033	1,025	1,057
5.00%, 11/15/2033	1,715	1,835
5.00%, 11/15/2033	3,645	3,900
5.00%, 11/15/2034	275	324
5.00%, 11/15/2034	7,500	7,986
5.00%, 11/15/2035	1,750	1,801
5.00%, 11/15/2036	820	875
5.00%, 11/15/2037	1,500	1,558
5.00%, 11/15/2039	2,000	2,019
5.00%, 11/15/2048(1)	1,410	1,438
5.25%, 11/15/2036	5,000	5,386

Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	932
5.00%, 12/01/2032	1,000	1,070
5.00%, 12/01/2033	1,000	1,066
5.00%, 12/01/2034	1,100	1,166
5.00%, 01/01/2050	490	372
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,500
5.00%, 11/15/2056	4,380	4,385
Nassau County Industrial Development Agency
5.00%, 01/01/2058(1)	1,334	600
9.00%, 01/01/2041(3)	515	427
New York City Educational Construction Fund
5.00%, 04/01/2052	3,070	3,272
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060	1,088
New York City Housing Development Corp.
0.60%, 05/01/2061(1)	2,775	2,584
0.70%, 11/01/2060(1)	7,205	6,753
0.70%, 11/01/2060(1)	20,320	19,089
0.90%, 11/01/2060(1)	24,505	22,699
1.13%, 05/01/2060(1)	7,500	7,216
2.75%, 05/01/2050(1)	6,500	6,480
3.40%, 11/01/2062(1)	7,060	7,090
5.00%, 05/01/2026	110	117
5.00%, 05/01/2027	600	650
5.00%, 11/01/2027	855	935
5.00%, 05/01/2028	875	963
5.00%, 11/01/2028	600	666
5.00%, 05/01/2029	300	336
5.00%, 11/01/2029	875	987
5.00%, 11/01/2030	500	568
New York City Industrial Development Agency
3.00%, 01/01/2034	1,000	946
3.00%, 01/01/2037	1,205	1,053
4.00%, 03/01/2045	3,500	3,374
5.00%, 01/01/2024	2,250	2,284
5.00%, 01/01/2031	1,250	1,431
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	1,500	1,524
4.00%, 06/15/2039	9,020	9,168
4.00%, 06/15/2040	5,200	5,234
5.00%, 06/15/2029	1,100	1,229
5.00%, 06/15/2031	6,075	6,390
5.00%, 06/15/2032	1,000	1,194
5.00%, 06/15/2034	6,000	7,248
5.00%, 06/15/2035	9,025	9,548
5.00%, 06/15/2036	5,000	5,267
5.00%, 06/15/2037	6,000	6,236
5.00%, 06/15/2038	2,375	2,624
5.00%, 06/15/2039	2,000	2,074
5.00%, 06/15/2039	8,320	8,629
5.00%, 06/15/2040	1,130	1,244
5.00%, 06/15/2040	2,115	2,314
5.00%, 06/15/2040	5,000	5,390
5.00%, 06/15/2046	9,785	9,829
5.00%, 06/15/2049	3,375	3,604
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,073
5.00%, 07/15/2025	1,695	1,790
5.00%, 07/15/2026	1,995	2,163
5.00%, 07/15/2027	1,940	2,153
5.00%, 07/15/2032	2,000	2,202
5.00%, 07/15/2037	1,905	2,078
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	8,074
3.00%, 11/01/2039	1,975	1,707
3.75%, 08/01/2039(1)	1,800	1,800
4.00%, 05/01/2036	2,000	2,094
4.00%, 02/01/2038	9,675	9,894
4.00%, 05/01/2038	26,755	27,287
4.00%, 08/01/2038	500	507
4.00%, 05/01/2039	5,000	5,044
4.00%, 11/01/2042	3,000	2,980
4.00%, 02/01/2043	1,600	1,589
4.00%, 05/01/2043	785	779
5.00%, 11/01/2023	2,165	2,194
5.00%, 11/01/2024	4,215	4,373
5.00%, 11/01/2025	5,355	5,704
5.00%, 11/01/2028	1,500	1,593
5.00%, 11/01/2029	2,000	2,097
5.00%, 02/01/2030	4,480	4,795
5.00%, 05/01/2033	2,535	2,830
5.00%, 08/01/2034	700	780
5.00%, 11/01/2034	2,300	2,734
5.00%, 08/01/2035	1,600	1,768
5.00%, 11/01/2036	350	408
5.00%, 11/01/2036	7,000	7,948
5.00%, 11/01/2037	4,165	4,839
5.00%, 08/01/2038	1,975	2,141
5.00%, 02/01/2039	10,000	11,312
5.00%, 02/01/2040	2,870	3,057
5.00%, 11/01/2040	19,305	21,945
5.00%, 02/01/2041	200	206
5.00%, 05/01/2042	4,250	4,530
5.00%, 02/01/2047	3,375	3,685
5.25%, 11/01/2037	3,750	4,395
5.25%, 11/01/2037	7,000	8,204
New York Convention Center Development Corp.

5.00%, 11/15/2033	3,000	3,107
5.00%, 11/15/2040	1,085	1,113
New York Liberty Development Corp.
2.63%, 09/15/2069	400	366
2.75%, 11/15/2041	14,370	11,255
2.80%, 09/15/2069	1,025	939
4.00%, 02/15/2043	3,550	3,540
4.00%, 02/15/2043	4,250	4,246
5.00%, 11/15/2044(3)	6,520	6,262
5.15%, 11/15/2034(3)	2,485	2,483
5.25%, 10/01/2035	2,285	2,628
5.38%, 11/15/2040(3)	6,200	6,175
New York Power Authority
4.00%, 11/15/2038	3,500	3,581
New York State Bridge Authority
5.00%, 01/01/2035	565	650
5.00%, 01/01/2036	475	541
5.00%, 01/01/2037	535	601
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,246
4.00%, 03/15/2037	3,030	3,097
4.00%, 03/15/2038	7,685	7,791
4.00%, 03/15/2039	1,200	1,208
4.00%, 03/15/2042	20,445	20,259
4.00%, 03/15/2043	4,000	3,956
4.00%, 03/15/2045	1,150	1,127
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	240	241
5.00%, 07/01/2023	1,000	1,006
5.00%, 03/15/2024	3,700	3,786
5.00%, 05/01/2024	4,870	4,977
5.00%, 07/01/2024	5	5
5.00%, 07/01/2024	10	10
5.00%, 07/01/2024	335	345
5.00%, 03/15/2025	500	525
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	250	263
5.00%, 12/01/2026(3)	300	305
5.00%, 12/01/2026(3)	1,500	1,538
5.00%, 03/15/2027	2,500	2,622
5.00%, 07/01/2027	200	212
5.00%, 12/01/2027(3)	500	508
5.00%, 07/01/2028	110	117
5.00%, 12/01/2028(3)	600	610
5.00%, 12/01/2028(3)	3,300	3,396
5.00%, 10/01/2029	1,430	1,592
5.00%, 12/01/2029(3)	450	456
5.00%, 07/01/2030	150	163
5.00%, 10/01/2030	1,910	2,126
5.00%, 12/01/2030(3)	1,000	1,012
5.00%, 12/01/2031(3)	1,200	1,221
5.00%, 03/15/2032	3,000	3,421
5.00%, 03/15/2033	2,335	2,802
5.00%, 12/01/2033(3)	700	705
5.00%, 07/01/2034	410	438
5.00%, 10/01/2034	3,745	4,189
5.00%, 03/15/2035	1,500	1,565
5.00%, 03/15/2036	3,500	4,073
5.00%, 03/15/2036	5,000	5,745
5.00%, 07/01/2036	735	771
5.00%, 07/15/2037	700	730
5.00%, 03/15/2041	1,065	1,189
5.00%, 03/15/2041	1,335	1,439
5.00%, 03/15/2046	1,775	1,934
5.00%, 05/01/2048(1)	1,040	1,091
5.00%, 05/01/2048(1)	5,695	5,759
5.25%, 03/15/2033	6,000	6,399
5.25%, 03/15/2038	1,930	2,130
New York State Environmental Facilities Corp.
5.00%, 05/15/2026	335	336
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	3,852
0.65%, 11/01/2056(1)	7,645	7,077
0.75%, 05/01/2025	10,450	9,762
0.75%, 11/01/2025	960	883
0.75%, 11/01/2025	2,785	2,595
0.75%, 11/01/2025	4,870	4,500
1.00%, 11/01/2061(1)	1,815	1,670
1.10%, 11/01/2061(1)	13,130	11,934
2.50%, 11/01/2060(1)	9,700	9,399
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,497
4.00%, 01/01/2040	5,000	5,009
4.00%, 03/15/2043	9,000	8,925
5.00%, 01/01/2032	775	807
5.00%, 03/15/2034	2,750	3,312
5.00%, 03/15/2038	10,260	11,767
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000	795
4.00%, 03/15/2038	800	812
4.00%, 03/15/2038	8,675	8,833
4.00%, 03/15/2039	10,000	10,069
4.00%, 03/15/2039	9,995	10,091
4.00%, 03/15/2042	1,500	1,490
4.00%, 03/15/2045	790	779
5.00%, 03/15/2024	400	410
5.00%, 03/15/2035	2,800	2,846

5.00%, 03/15/2035	3,000	3,445
5.00%, 03/15/2036	2,090	2,372
5.00%, 03/15/2037	8,135	9,039
5.00%, 03/15/2038	1,275	1,386
New York Transportation Development Corp.
2.25%, 08/01/2026	955	888
4.00%, 10/01/2030	3,860	3,783
4.00%, 12/01/2039	450	443
4.00%, 12/01/2040	500	487
4.00%, 12/01/2041	450	434
4.00%, 12/01/2042	500	457
4.00%, 12/01/2042	500	478
5.00%, 08/01/2026	820	821
5.00%, 01/01/2027	3,500	3,618
5.00%, 12/01/2028	400	433
5.00%, 12/01/2028	1,300	1,437
5.00%, 12/01/2029	300	335
5.00%, 12/01/2030	250	283
5.00%, 01/01/2031	1,015	1,055
5.00%, 08/01/2031	10,105	10,117
5.00%, 12/01/2031	300	339
5.00%, 12/01/2032	1,775	1,999
5.00%, 12/01/2032	2,355	2,607
5.00%, 01/01/2033	5,500	5,678
5.00%, 12/01/2033	700	758
5.00%, 12/01/2033	985	1,106
5.00%, 12/01/2033	3,650	4,016
5.00%, 12/01/2034	400	430
5.00%, 12/01/2034	500	558
5.00%, 12/01/2034	3,990	4,349
5.00%, 12/01/2035	500	554
5.00%, 12/01/2035	800	852
5.00%, 12/01/2035	2,335	2,519
5.00%, 01/01/2036	1,830	1,850
5.00%, 12/01/2036	550	603
5.00%, 12/01/2036	1,360	1,452
5.00%, 12/01/2037	500	525
5.00%, 12/01/2037	600	654
5.00%, 12/01/2037	3,625	3,844
5.00%, 12/01/2038	500	544
5.00%, 12/01/2038	2,420	2,561
5.00%, 12/01/2039	715	753
5.00%, 10/01/2040	2,200	2,210
5.00%, 12/01/2040	450	471
5.00%, 07/01/2041	2,300	2,307
5.00%, 12/01/2041	450	468
5.00%, 12/01/2042	450	466
5.00%, 07/01/2046	25,965	26,017
5.25%, 08/01/2031	435	448
5.38%, 08/01/2036	800	818
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	766
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	325
5.00%, 12/01/2027	1,425	1,447
5.00%, 12/01/2028	1,000	1,015
5.00%, 12/01/2035	1,160	1,294
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,154
Port Authority of New York & New Jersey
3.00%, 12/01/2032	5,000	5,117
4.00%, 11/01/2037	2,000	2,011
5.00%, 09/15/2024	5,115	5,248
5.00%, 09/15/2026	1,000	1,057
5.00%, 10/15/2028	4,000	4,169
5.00%, 09/15/2029	1,500	1,622
5.00%, 10/15/2029	1,000	1,074
5.00%, 07/15/2031	4,000	4,542
5.00%, 12/01/2031	5,000	5,053
5.00%, 09/15/2032	1,500	1,613
5.00%, 10/15/2033	1,200	1,227
5.00%, 10/15/2033	6,000	6,371
5.00%, 11/15/2033	5,660	5,958
5.00%, 12/01/2033	5,070	5,123
5.00%, 08/01/2034	7,415	8,539
5.00%, 10/15/2034	980	1,001
5.00%, 01/15/2035	150	181
5.00%, 01/15/2036	200	236
5.00%, 10/15/2036	2,300	2,344
5.00%, 01/15/2037	225	262
5.00%, 10/15/2037	4,665	4,753
5.00%, 01/15/2039	360	397
5.00%, 01/15/2039	450	514
5.00%, 01/15/2040	500	567
5.00%, 01/15/2041	475	535
5.00%, 01/15/2042	975	1,090
5.25%, 08/01/2040	2,000	2,248
5.50%, 08/01/2041	11,255	12,847
5.50%, 08/01/2052	1,000	1,112
St Lawrence County Industrial Development Agency
5.00%, 07/01/2032	350	411
5.00%, 07/01/2033	400	465
5.00%, 07/01/2034	350	404
5.00%, 07/01/2035	400	456
5.00%, 07/01/2036	840	947
5.00%, 07/01/2037	880	982
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000	911
3.25%, 10/01/2051	9,000	8,848

5.00%, 10/01/2023	920	927
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	2,210	1,610
Tender Option Bond Trust Receipts/Certificates
4.17%, 05/01/2030(1)(3)	8,400	8,400
4.19%, 05/15/2028(1)(3)	10,100	10,100
4.22%, 01/01/2053(1)(3)	4,750	4,750
Tompkins County Development Corp.
5.00%, 07/01/2044	115	111
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,863
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,263
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(1)	2,425	2,294
2.00%, 05/15/2045(1)	6,375	6,045
4.00%, 11/15/2033	570	638
4.00%, 11/15/2034	115	126
4.00%, 05/15/2040	1,250	1,262
4.00%, 05/15/2042	2,840	2,842
5.00%, 11/15/2030	4,000	4,750
5.00%, 11/15/2032	8,095	9,794
5.00%, 11/15/2033	6,000	7,038
5.00%, 11/15/2034	430	520
5.00%, 11/15/2034	4,165	4,658
5.00%, 11/15/2038	1,000	1,050
5.00%, 05/15/2039	11,650	13,174
5.00%, 11/15/2039	3,000	3,416
5.00%, 05/15/2041	5,075	5,664
5.00%, 11/15/2042	1,910	2,062
5.00%, 11/15/2042	2,900	3,218
5.00%, 05/15/2051(1)	1,900	2,021
5.00%, 05/15/2051	3,100	3,334
5.25%, 05/15/2041	1,895	2,174
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	340	388
5.00%, 05/15/2041	720	816
Utility Debt Securitization Authority
5.00%, 12/15/2041	5,000	5,423
Westchester County Local Development Corp.
2.88%, 07/01/2026(3)	1,500	1,426
5.00%, 01/01/2037	525	516
5.00%, 01/01/2041	500	482
5.50%, 05/01/2042	150	151

Total New York		1,290,519

North Carolina – 0.84%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050(1)	1,500	1,686
City of Charlotte NC
4.00%, 06/01/2038	2,450	2,491
City of Charlotte NC Airport Special Facilities Revenue
4.00%, 07/01/2038	1,525	1,522
4.00%, 07/01/2039	1,670	1,659
4.00%, 07/01/2040	2,030	1,996
4.00%, 07/01/2041	1,500	1,463
County of New Hanover NC
5.00%, 10/01/2027	100	111
5.00%, 10/01/2034	1,000	1,114
5.00%, 10/01/2047	840	936
Greater Asheville Regional Airport Authority
5.00%, 07/01/2035	1,750	1,956
5.00%, 07/01/2036	1,505	1,665
5.00%, 07/01/2037	1,780	1,952
5.25%, 07/01/2038	1,200	1,334
5.25%, 07/01/2042	1,100	1,197
5.50%, 07/01/2047	3,135	3,440
North Carolina Capital Facilities Finance Agency
3.65%, 07/01/2034(1)	2,200	2,202
4.00%, 05/01/2023	265	265
4.00%, 05/01/2024	190	192
5.00%, 05/01/2031	1,000	1,137
North Carolina Housing Finance Agency
3.75%, 07/01/2052	3,600	3,612
6.00%, 07/01/2053	4,645	5,147
North Carolina Medical Care Commission
2.55%, 06/01/2048(1)	3,955	3,907
4.00%, 03/01/2029	140	130
4.00%, 03/01/2030	145	133
4.00%, 03/01/2031	145	131
4.00%, 09/01/2033	180	169
4.00%, 03/01/2041	2,225	1,724
4.00%, 03/01/2042	1,500	1,148
4.00%, 09/01/2047	1,000	794
4.88%, 07/01/2040	550	485
5.00%, 10/01/2024	300	312
5.00%, 10/01/2025	155	156
5.00%, 10/01/2025	1,000	998
5.00%, 03/01/2027	150	149
5.00%, 03/01/2028	155	153
5.00%, 10/01/2030	420	420
5.00%, 10/01/2030	2,100	2,041
5.00%, 01/01/2031	625	601
5.00%, 10/01/2031	2,950	2,876
5.00%, 09/01/2037	3,000	3,100
5.00%, 10/01/2037	250	233
5.00%, 01/01/2039	1,225	1,106
5.00%, 07/01/2039	1,110	1,027
5.00%, 09/01/2041	440	457
5.00%, 10/01/2043	2,000	1,768

5.00%, 07/01/2049	900	774
5.00%, 02/01/2051(1)	1,000	1,060
6.25%, 07/01/2035	1,000	1,008
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,550	3,179
5.00%, 02/01/2024	15,390	15,663
5.00%, 01/01/2027	530	574
5.00%, 01/01/2032	1,000	1,059
5.00%, 01/01/2049	3,325	3,464
5.00%, 07/01/2051	1,700	1,715
Raleigh Durham Airport Authority
5.00%, 05/01/2025	3,000	3,116
State of North Carolina
2.00%, 03/01/2036	2,230	1,795
5.00%, 05/01/2026	4,750	5,128
5.00%, 05/01/2027	7,500	8,294

Total North Carolina		107,924

North Dakota – 0.11%
City of Grand Forks ND
4.00%, 12/01/2037	675	607
4.00%, 12/01/2041	1,830	1,583
4.00%, 12/01/2046	1,425	1,187
5.00%, 12/01/2027	1,110	1,172
5.00%, 12/01/2028	1,500	1,598
5.00%, 12/01/2031	1,300	1,413
North Dakota Housing Finance Agency
3.00%, 07/01/2051	5,740	5,627
3.00%, 01/01/2052	1,410	1,380

Total North Dakota		14,567

Ohio – 2.32%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	426
4.00%, 11/15/2034	500	497
4.00%, 11/15/2036	2,000	1,899
4.00%, 11/15/2037	2,300	2,160
4.00%, 11/15/2038	450	418
5.25%, 11/15/2031	530	562
5.25%, 11/15/2032	645	683
5.25%, 11/15/2033	1,770	1,866
5.25%, 11/15/2046	1,255	1,277
American Municipal Power, Inc.
1.00%, 02/15/2048(1)	2,015	1,949
4.00%, 02/15/2036	1,975	2,014
4.00%, 02/15/2038	2,860	2,865
5.00%, 02/15/2035	3,285	3,730
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	10,000	7,316
4.00%, 06/01/2038	1,000	979
4.00%, 06/01/2048	15,125	13,348
5.00%, 06/01/2055	63,110	57,140
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450	2,492
City of Columbus OH
5.00%, 04/01/2033	1,345	1,531
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	1,026
City of Upper Arlington OH
5.75%, 12/01/2042	500	532
Clermont County Port Authority
5.00%, 12/01/2029	750	794
5.00%, 12/01/2030	850	898
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125	127
5.50%, 12/01/2053	1,600	1,617
County of Allen OH Hospital Facilities Revenue
5.00%, 12/01/2029	585	666
5.00%, 12/01/2030	585	673
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,554
5.00%, 02/15/2042	5,050	5,110
5.50%, 02/15/2052	1,790	1,830
5.50%, 02/15/2057	2,745	2,804
County of Fairfield OH
4.25%, 06/15/2024	1,470	1,470
County of Franklin OH
5.00%, 11/15/2033(1)	12,090	12,117
County of Hamilton OH
5.00%, 09/15/2034	1,050	1,145
County of Marion OH
5.13%, 12/01/2049	575	492
County of Montgomery OH
4.00%, 08/01/2038	2,055	2,060
4.00%, 08/01/2039	2,220	2,221
5.00%, 08/01/2025	515	539
County of Muskingum OH
5.00%, 02/15/2048	2,080	1,805
County of Scioto OH
5.00%, 02/15/2029	1,200	1,270
Crestview Local School District/Columbiana County
4.00%, 12/01/2043	385	385
Forest Hills Local School District
5.00%, 12/01/2044	4,725	4,823
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	2,770	2,638
5.00%, 12/01/2051	2,135	1,998
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,022
5.00%, 09/01/2030	475	557
5.00%, 09/01/2032	1,000	1,171

5.00%, 09/01/2034	700	746
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000	4,866
2.10%, 07/01/2028(1)	12,500	12,165
2.10%, 10/01/2028(1)	15,000	14,597
2.88%, 02/01/2026	5,400	5,166
3.25%, 09/01/2029	2,995	2,833
4.00%, 09/01/2030(1)	1,500	1,511
4.25%, 11/01/2039(1)	7,575	7,638
4.50%, 01/15/2048(3)	2,000	1,827
5.00%, 07/01/2049(3)	8,800	7,922
Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	865	873
4.00%, 07/01/2032	900	906
4.00%, 07/01/2035	505	496
5.00%, 05/01/2028	1,535	1,694
5.00%, 01/01/2032	235	260
5.00%, 10/01/2032	1,000	1,111
5.00%, 01/01/2033	285	313
5.00%, 05/01/2033	995	1,120
5.00%, 01/01/2034	360	396
5.00%, 01/15/2034	600	610
5.25%, 01/01/2035	375	416
5.25%, 01/01/2036	500	550
5.25%, 01/01/2037	420	456
Ohio Housing Finance Agency
4.50%, 03/01/2050	165	168
Ohio State University
4.00%, 12/01/2039	7,350	7,541
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,269
5.00%, 02/15/2051	795	865
Ohio Water Development Authority
5.00%, 06/01/2031	450	539
5.00%, 12/01/2031	600	724
5.00%, 06/01/2032	350	426
5.00%, 12/01/2032	400	490
5.00%, 06/01/2033	350	427
5.00%, 12/01/2033	400	486
5.00%, 06/01/2034	300	364
5.00%, 12/01/2034	425	513
5.00%, 06/01/2035	500	600
5.00%, 12/01/2035	600	716
5.00%, 12/01/2035	1,000	1,167
5.00%, 12/01/2040	435	499
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485	417
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	901
State of Ohio
3.65%, 11/01/2035(1)	2,200	2,202
4.00%, 01/15/2038	2,500	2,462
4.00%, 01/15/2040	1,550	1,508
4.00%, 01/15/2041	655	635
4.00%, 01/15/2050	450	413
5.00%, 08/01/2024	2,500	2,581
5.00%, 02/01/2028	1,295	1,457
5.00%, 03/01/2028	690	778
5.00%, 03/01/2028	860	969
5.00%, 03/15/2028	1,725	1,946
5.00%, 01/01/2030	1,170	1,299
5.00%, 12/15/2030	1,500	1,771
5.00%, 12/15/2031	1,000	1,182
5.00%, 12/15/2032	1,000	1,180
5.00%, 12/15/2033	1,000	1,176
5.00%, 12/15/2034	1,000	1,168
5.00%, 01/15/2035	1,645	1,780
5.00%, 10/01/2035	1,410	1,544
5.00%, 03/01/2037	1,365	1,569
5.00%, 03/01/2040	3,200	3,655
5.00%, 01/15/2050	1,000	1,034
Tender Option Bond Trust Receipts/Certificates
0.00%, 09/01/2048(3)	10,000	10,000
United Local School District
4.00%, 12/01/2032	320	340
University of Akron
4.00%, 01/01/2027	2,780	2,888
5.00%, 01/01/2037	6,675	6,914
University of Cincinnati
5.00%, 06/01/2028	250	276
5.00%, 06/01/2029	400	441

Total Ohio		297,248

Oklahoma – 0.45%
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,537
5.00%, 09/01/2026	1,725	1,859
5.00%, 09/01/2028	1,120	1,199
Cleveland County Educational Facilities Authority
5.00%, 09/01/2025	300	316
5.00%, 09/01/2026	375	404
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,653
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	531
5.00%, 12/01/2025	545	574
5.00%, 12/01/2026	820	882
Grady County School Finance Authority
5.00%, 09/01/2028	375	413
5.00%, 09/01/2030	1,235	1,349

Grand River Dam Authority
5.00%, 06/01/2023	1,000	1,004
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	2,045
Norman Regional Hospital Authority
4.00%, 09/01/2045	1,750	1,485
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,115
5.00%, 07/01/2026	2,195	2,313
5.00%, 07/01/2030	1,350	1,457
5.00%, 07/01/2032	2,960	3,189
5.00%, 07/01/2035	3,240	3,452
5.00%, 07/01/2043	1,065	1,103
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900	950
5.70%, 04/01/2025(4)	335	168
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,152
Oklahoma Development Finance Authority
4.00%, 06/01/2023	1,305	1,307
5.00%, 08/01/2023	515	516
5.00%, 08/01/2026	75	77
5.00%, 08/01/2030	1,010	1,055
5.25%, 08/15/2048	3,330	3,155
5.50%, 08/15/2057	1,780	1,703
Oklahoma State University
5.00%, 09/01/2031	1,500	1,757
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	728
5.00%, 01/01/2026	2,500	2,664
5.00%, 01/01/2027	3,000	3,273
5.00%, 01/01/2028	2,905	3,235
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,210
5.00%, 06/01/2033	1,240	1,336
Tulsa County Industrial Authority
5.00%, 11/15/2023	230	230
5.00%, 11/15/2029	400	408
5.25%, 11/15/2037	1,000	1,007
5.25%, 11/15/2045	1,500	1,457

Total Oklahoma		57,268

Oregon – 0.73%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300	317
County of Yamhill OR
4.00%, 12/01/2030	950	1,006
Hillsboro School District No 1J
4.00%, 06/15/2035	750	789
4.00%, 06/15/2037	2,250	2,321
5.00%, 06/15/2028	1,525	1,685
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	210
5.00%, 09/01/2032	270	284
5.00%, 09/01/2046	1,000	1,021
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145	1,255
Oregon State Facilities Authority
5.00%, 06/01/2030	7,775	8,744
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,697
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,682
5.00%, 07/01/2027	1,000	1,073
5.00%, 07/01/2027	2,000	2,145
5.00%, 07/01/2028	2,000	2,182
5.00%, 07/01/2028	2,190	2,390
5.00%, 07/01/2029	750	839
5.00%, 07/01/2031	1,000	1,059
5.00%, 07/01/2032	1,000	1,014
5.00%, 07/01/2032	12,930	14,828
5.00%, 07/01/2033	3,485	3,533
5.00%, 07/01/2036	2,200	2,466
5.00%, 07/01/2038	1,370	1,515
5.00%, 07/01/2045	2,420	2,540
5.25%, 07/01/2039	7,000	7,869
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,000	811
4.00%, 05/15/2041	1,500	1,488
4.00%, 05/15/2047	475	352
4.00%, 05/15/2057	1,500	1,044
State of Oregon
5.00%, 05/01/2035	2,120	2,208
5.00%, 05/01/2043	3,300	3,771
State of Oregon Department of Transportation
5.25%, 11/15/2047	2,705	3,078
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,095	1,089
4.00%, 07/01/2051	2,725	2,769
Yamhill County Hospital Authority
1.75%, 11/15/2026	1,355	1,264
2.13%, 11/15/2027	1,000	900
2.50%, 11/15/2028	1,000	831
5.00%, 11/15/2046	1,540	1,194
5.00%, 11/15/2051	1,005	754
5.00%, 11/15/2051	1,100	825
5.00%, 11/15/2056	1,940	1,419

Total Oregon		93,261

Pennsylvania – 3.89%
Allegheny County Airport Authority

4.00%, 01/01/2046	1,000	956
5.00%, 01/01/2033	1,365	1,518
5.00%, 01/01/2056	13,570	14,315
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	318
4.00%, 03/01/2033	300	315
4.00%, 03/01/2035	345	358
4.00%, 03/01/2041	2,615	2,533
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,476
5.00%, 07/15/2034	5,100	5,640
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	915	759
4.00%, 12/01/2041	1,720	1,268
4.25%, 12/01/2050	1,915	1,333
Allentown City School District
5.00%, 02/01/2031	500	566
5.00%, 02/01/2033	470	530
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(3)	1,250	1,275
5.00%, 05/01/2032(3)	2,025	2,057
5.00%, 05/01/2036	850	888
5.00%, 05/01/2042(3)	1,750	1,704
5.00%, 05/01/2042	3,875	3,909
5.00%, 05/01/2042(3)	4,345	4,231
6.00%, 05/01/2042(3)	450	458
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475	492
5.00%, 07/01/2027	475	496
5.00%, 07/01/2028	925	970
5.00%, 07/01/2029	500	526
5.00%, 07/01/2030	675	710
5.00%, 07/01/2033	640	661
5.00%, 07/01/2034	1,580	1,610
5.00%, 07/01/2035	435	440
5.00%, 07/01/2036	665	667
5.00%, 07/01/2037	1,410	1,397
5.00%, 07/01/2038	1,460	1,427
5.00%, 07/01/2039	1,510	1,457
Capital Region Water Revenue
5.00%, 07/15/2023	1,750	1,761
5.00%, 07/15/2025	1,000	1,051
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	442
5.00%, 07/15/2028	350	386
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	96	94
5.00%, 10/15/2032(3)	1,415	1,392
5.00%, 03/01/2038(3)	325	316
5.13%, 03/01/2048(3)	848	787
5.88%, 10/15/2047(3)	3,385	3,320
Chichester School District
4.00%, 09/15/2028	750	801
4.00%, 09/15/2029	900	967
City of Oil City PA
4.00%, 12/01/2032	185	198
City of Philadelphia PA
5.00%, 08/01/2023	4,000	4,030
5.00%, 07/15/2026	2,475	2,521
5.00%, 08/01/2027	1,500	1,652
5.00%, 08/01/2028	6,000	6,312
5.00%, 02/01/2029	3,175	3,603
5.00%, 08/01/2031	500	591
5.00%, 08/01/2031	8,000	8,704
5.00%, 08/01/2033	2,000	2,184
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	2,092
5.00%, 07/01/2026	1,155	1,244
5.00%, 07/01/2027	1,520	1,671
5.00%, 07/01/2029	230	252
5.00%, 07/01/2030	1,000	1,062
5.00%, 07/01/2031	2,000	2,119
5.00%, 07/01/2032	1,745	1,844
5.00%, 07/01/2033	1,000	1,053
5.00%, 07/01/2047	1,060	1,076
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,263
5.00%, 11/01/2027	1,540	1,706
5.00%, 11/01/2032	1,000	1,099
City of Reading PA
5.00%, 11/01/2027	2,330	2,558
Coatesville School District
5.00%, 08/01/2025	875	922
Commonwealth Financing Authority
4.00%, 06/01/2039	10,000	9,864
5.00%, 06/01/2027	750	820
5.00%, 06/01/2027	1,500	1,626
5.00%, 06/01/2027	2,165	2,367
5.00%, 06/01/2028	2,555	2,819
5.00%, 06/01/2030	1,750	2,020
Commonwealth of Pennsylvania
4.00%, 02/01/2032	2,380	2,470
4.00%, 04/01/2033	20,000	20,020
5.00%, 01/01/2024	5,800	5,904
5.00%, 01/01/2027	2,095	2,293
5.00%, 10/01/2036	3,215	3,761
County of Lancaster PA
4.00%, 11/01/2030	560	598
County of Lehigh PA

4.00%, 07/01/2039	1,955	1,942
County of Luzerne PA
5.00%, 12/15/2029	750	825
Cumberland County Municipal Authority
3.00%, 01/01/2024	500	492
4.00%, 01/01/2033	210	215
4.00%, 01/01/2033	545	512
4.00%, 01/01/2033	745	763
4.50%, 01/01/2040(3)	3,500	2,901
Dauphin County General Authority
5.00%, 10/15/2030(3)	2,000	1,953
5.00%, 06/01/2035	1,000	1,044
Deer Creek Drainage Basin Authority
4.00%, 12/01/2033	575	615
4.00%, 12/01/2035	375	393
5.00%, 12/01/2028	275	312
Delaware County Authority
5.00%, 08/01/2030	1,150	1,204
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,158
Delaware River Port Authority
5.00%, 01/01/2037	5,300	5,370
Doylestown Hospital Authority
4.00%, 07/01/2045	750	520
5.00%, 07/01/2046	3,700	2,979
5.00%, 07/01/2049	3,620	2,860
Easton Area School District
5.00%, 04/01/2029	1,000	1,071
5.00%, 04/01/2030	2,805	3,000
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500	392
Geisinger Authority
5.00%, 04/01/2035	3,000	3,255
5.00%, 02/15/2039	1,500	1,554
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,114
5.00%, 06/01/2044	1,085	1,134
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2030	780	817
5.00%, 07/01/2034	2,000	2,074
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	814
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,138
Lancaster County Hospital Authority
5.00%, 07/01/2023	775	775
5.00%, 07/01/2031	560	535
5.00%, 07/01/2032	560	531
5.00%, 12/01/2032	250	229
5.00%, 12/01/2037	820	715
5.00%, 07/01/2045	1,970	1,804
5.00%, 12/01/2047	2,010	1,604
5.00%, 11/01/2051	2,600	2,697
Lancaster Industrial Development Authority
4.00%, 07/01/2031	165	151
4.00%, 07/01/2037	130	111
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	410
4.00%, 03/01/2039	320	284
4.00%, 03/01/2040	500	437
4.00%, 03/01/2046	750	612
4.00%, 03/01/2051	800	628
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000	1,061
Manheim Central School District
4.00%, 05/01/2038	850	869
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460	464
5.00%, 10/01/2023	50	50
5.00%, 09/01/2024	410	421
5.00%, 10/01/2028	1,000	1,022
5.00%, 09/01/2032	1,000	1,100
5.00%, 09/01/2033	305	335
5.00%, 10/01/2036	1,320	1,324
5.00%, 10/01/2040	1,595	1,526
Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500	2,611
5.25%, 01/01/2040	1,510	1,336
5.38%, 01/01/2050	500	416
North Allegheny School District
4.00%, 05/01/2035	1,000	1,053
4.00%, 05/01/2036	705	733
Northampton County General Purpose Authority
4.30% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625	1,626
5.00%, 08/15/2036	455	473
Pennsylvania Economic Development Financing Authority
0.40%, 10/01/2023	7,500	7,369
1.75%, 08/01/2038(1)	10,000	9,692
3.20%, 12/01/2030(1)	5,500	5,500
3.25%, 08/01/2039(3)	625	451
3.50%, 08/01/2045(1)	1,800	1,800
4.00%, 04/15/2037	1,000	1,001
4.00%, 11/15/2042	7,500	7,321
4.37% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(2)	3,085	3,015
5.00%, 04/15/2026	2,500	2,655
5.00%, 04/15/2031	2,095	2,355
5.00%, 12/31/2034	1,000	1,021
5.00%, 12/31/2038	4,750	4,795
5.25%, 06/30/2035	2,700	2,962

5.50%, 06/30/2037	5,450	5,981
5.50%, 06/30/2038	5,450	5,957
5.75%, 06/30/2048	8,185	8,836
6.00%, 06/30/2061	2,575	2,820
9.00%, 04/01/2051(1)(3)	3,030	3,412
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	3,005	3,085
5.00%, 06/15/2025	1,855	1,948
5.00%, 08/15/2029	1,600	1,752
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	14,775	14,323
3.00%, 10/01/2052	8,600	8,327
3.50%, 04/01/2051	635	631
5.75%, 10/01/2053	10,740	11,710
Pennsylvania Turnpike Commission
4.00%, 12/01/2036	905	933
4.00%, 12/01/2037	1,000	1,024
4.00%, 12/01/2038	360	370
4.00%, 12/01/2039	4,000	4,074
4.00%, 12/01/2042	625	617
4.00%, 12/01/2045	2,000	1,943
4.00%, 12/01/2046	2,000	1,932
5.00%, 06/01/2028	2,085	2,231
5.00%, 12/01/2031	350	417
5.00%, 06/01/2032	2,000	2,169
5.00%, 12/01/2032	350	416
5.00%, 12/01/2032	1,295	1,537
5.00%, 06/01/2033	3,155	3,410
5.00%, 12/01/2033	375	441
5.00%, 12/01/2033	5,250	6,217
5.00%, 12/01/2034	300	348
5.00%, 12/01/2034	1,240	1,354
5.00%, 12/01/2034	2,155	2,527
5.00%, 12/01/2035	500	580
5.00%, 12/01/2035	575	666
5.00%, 12/01/2036	500	573
5.00%, 12/01/2037	450	501
5.00%, 12/01/2037	550	618
5.00%, 12/01/2039	1,000	1,121
5.00%, 12/01/2041	2,560	2,670
5.25%, 12/01/2052	1,350	1,489
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,930
5.00%, 12/01/2038	1,035	1,112
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	675	641
4.00%, 06/01/2041	750	620
4.00%, 06/01/2051	800	605
4.00%, 06/01/2056	850	620
5.00%, 07/01/2031	205	190
5.00%, 07/01/2032	600	552
5.00%, 07/01/2037	150	132
5.00%, 06/15/2039	500	483
5.00%, 06/15/2040(3)	900	881
5.00%, 08/01/2040	620	630
5.00%, 06/15/2050	1,375	1,239
5.00%, 06/15/2050(3)	1,700	1,572
5.00%, 08/01/2050	1,050	1,054
5.25%, 11/01/2052	3,030	3,254
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,039
5.00%, 08/01/2024	425	437
5.00%, 08/01/2024	500	514
5.00%, 08/01/2025	450	473
5.00%, 08/01/2027	750	819
5.00%, 08/01/2028	625	696
5.00%, 08/01/2029	1,000	1,133
5.00%, 08/01/2031	1,760	2,021
5.00%, 08/01/2032	1,000	1,146
5.00%, 08/01/2033	1,250	1,429
5.00%, 08/01/2034	1,410	1,604
5.00%, 08/01/2035	1,000	1,128
5.00%, 08/01/2036	1,690	1,885
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,817
Pittsburgh Water & Sewer Authority
4.62% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(2)	15,000	15,006
5.00%, 09/01/2038	1,000	1,094
Reading School District
5.00%, 03/01/2035	1,100	1,188
5.00%, 03/01/2036	1,250	1,343
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335	1,336
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,741
5.00%, 09/01/2029	1,500	1,685
5.00%, 09/01/2030	15	16
5.00%, 09/01/2030	3,985	4,247
5.00%, 09/01/2031	1,000	1,063
5.00%, 09/01/2031	1,200	1,328
5.00%, 09/01/2032	1,200	1,326
5.00%, 09/01/2032	2,200	2,461
5.00%, 09/01/2033	960	1,078
5.00%, 09/01/2033	1,500	1,680
5.00%, 09/01/2043	1,690	1,793
Scranton School District
5.00%, 06/01/2033	530	594
5.00%, 06/01/2035	515	574
South Wayne County Water & Sewer Authority

4.00%, 02/15/2036	600	624
State Public School Building Authority
4.00%, 06/15/2033	685	731
4.00%, 06/15/2034	700	746
5.00%, 06/15/2025	3,000	3,120
5.00%, 06/01/2026	180	188
5.00%, 06/01/2029	665	758
5.00%, 12/01/2032	725	791
5.00%, 12/01/2032	2,335	2,484
5.25%, 09/15/2030	990	1,079
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000	1,032
5.00%, 01/01/2038	4,125	4,176
Tender Option Bond Trust Receipts/Certificates
3.89%, 12/01/2060(1)(3)	50	50
Trinity Area School District
4.00%, 11/01/2043	2,250	2,264
Upper Merion Area School District
5.00%, 01/15/2030	600	643
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,103
York County School of Technology Authority
5.00%, 02/15/2028	400	411

Total Pennsylvania		498,565

Puerto Rico – 2.68%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	2,503	2,356
0.00%, 07/01/2033	2,886	1,634
0.00%, 11/01/2043(1)	3,823	1,663
0.00%, 11/01/2051	7,132	3,094
4.00%, 07/01/2033	17,038	15,316
4.00%, 07/01/2035	7,946	6,926
4.00%, 07/01/2037	4,224	3,574
4.00%, 07/01/2041	2,352	1,907
5.25%, 07/01/2023	5,861	5,869
5.38%, 07/01/2025	16,798	17,056
5.63%, 07/01/2027	20,607	21,290
5.63%, 07/01/2029	8,592	8,970
5.75%, 07/01/2031	13,012	13,798
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(3)	1,460	1,236
4.00%, 07/01/2042(3)	2,900	2,455
4.00%, 07/01/2042(3)	4,450	3,767
4.00%, 07/01/2047(3)	1,025	826
5.00%, 07/01/2027(3)	1,070	1,087
5.00%, 07/01/2028(3)	2,075	2,105
5.00%, 07/01/2029(3)	1,360	1,375
5.00%, 07/01/2029(3)	3,150	3,184
5.00%, 07/01/2030(3)	15,000	15,126
5.00%, 07/01/2033(3)	4,540	4,522
5.00%, 07/01/2033(3)	4,925	4,905
5.00%, 07/01/2035(3)	13,555	13,395
5.00%, 07/01/2037(3)	1,050	1,031
5.00%, 07/01/2037(3)	2,430	2,386
5.00%, 07/01/2037(3)	6,575	6,456
5.00%, 07/01/2047(3)	14,715	13,829
6.13%, 07/01/2024	125	127
Puerto Rico Electric Power Authority
3.70%, 07/01/2017(4)	20	14
5.00%, 07/01/2019(4)	80	56
5.00%, 07/01/2024(4)	415	295
5.00%, 07/01/2025(4)	25	18
5.00%, 07/01/2026(4)	60	43
5.00%, 07/01/2027(4)	15	11
5.00%, 07/01/2027(4)	25	18
5.00%, 07/01/2028(4)	30	21
5.00%, 07/01/2028(4)	170	121
5.00%, 07/01/2032(4)	815	583
5.00%, 07/01/2037(4)	2,300	1,645
5.05%, 07/01/2042(4)	120	86
5.25%, 07/01/2019(4)	270	190
5.25%, 07/01/2023(4)	3,495	2,490
5.25%, 07/01/2024(4)	110	78
5.25%, 07/01/2026(4)	635	452
5.25%, 07/01/2027(4)	200	143
5.25%, 07/01/2027(4)	210	150
5.25%, 07/01/2027(4)	315	224
5.25%, 07/01/2028(4)	60	43
5.25%, 07/01/2033(4)	95	67
5.25%, 07/01/2040(4)	3,075	2,206
5.50%, 07/01/2018(4)	5	4
5.50%, 07/01/2038(4)	4,000	2,850
5.75%, 07/01/2036(4)	1,300	943
6.75%, 07/01/2036(4)	1,560	1,129
7.25%, 07/01/2030(4)	265	191
Puerto Rico Highway & Transportation Authority
0.00%, 07/01/2053	13,231	7,707
5.00%, 07/01/2062	6,300	5,969
Puerto Rico Housing Finance Authority
5.00%, 12/01/2023	4,300	4,356
5.00%, 12/01/2024	9,270	9,555
5.00%, 03/01/2027	1,250	1,322
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	225
5.00%, 07/01/2030	285	318
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	1,659	1,569
0.00%, 07/01/2024	4,596	4,346
0.00%, 07/01/2027	407	334

0.00%, 07/01/2027	2,061	1,693
0.00%, 07/01/2029	2,569	1,913
0.00%, 07/01/2031	5,167	3,447
0.00%, 07/01/2033	12,567	7,543
0.00%, 07/01/2046	32,706	8,547
0.00%, 07/01/2051	6,000	1,160
4.33%, 07/01/2040	6,839	6,224
4.33%, 07/01/2040	22,355	20,344
4.50%, 07/01/2034	2,582	2,548
4.55%, 07/01/2040	5,850	5,471
4.75%, 07/01/2053	8,294	7,587
4.78%, 07/01/2058	13,362	12,128
5.00%, 07/01/2058	35,870	33,777

Total Puerto Rico		343,419

Rhode Island – 0.33%
Providence Public Building Authority
5.00%, 09/15/2038	2,570	2,767
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,233
Rhode Island Health & Educational Building Corp.
4.00%, 05/15/2034	1,750	1,874
4.00%, 09/15/2042	5,000	4,875
5.00%, 09/01/2031	2,215	2,201
5.00%, 09/01/2036	100	95
5.00%, 05/15/2039	700	706
5.50%, 05/15/2040	1,205	1,379
5.50%, 05/15/2041	1,570	1,785
5.50%, 05/15/2047	4,130	4,634
Rhode Island Housing & Mortgage Finance Corp.
3.00%, 10/01/2051	3,505	3,421
3.50%, 10/01/2050	925	920
4.00%, 10/01/2049	385	387
5.00%, 10/01/2026	395	425
5.00%, 04/01/2027	215	234
5.00%, 10/01/2027	250	273
5.00%, 10/01/2027	520	568
5.00%, 04/01/2028	480	526
5.00%, 10/01/2028	275	307
5.00%, 10/01/2029	285	322
Rhode Island Infrastructure Bank
4.00%, 10/01/2034	2,000	2,181
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	240
5.00%, 12/01/2024	600	617
5.00%, 12/01/2025	500	524
5.00%, 12/01/2025	1,000	1,045
5.00%, 12/01/2026	750	798
5.00%, 12/01/2026	1,000	1,064
5.00%, 12/01/2027	800	865
5.00%, 12/01/2027	1,000	1,081
5.00%, 12/01/2028	1,150	1,260
5.00%, 12/01/2029	675	749
5.00%, 12/01/2030	1,645	1,842
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455	1,471

Total Rhode Island		42,669

South Carolina – 0.95%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415	2,561
Connector 2000 Association, Inc.
0.00%, 01/01/2032(6)	859	318
0.00%, 01/01/2032	4,284	2,370
0.00%, 01/01/2042	5,258	1,372
0.00%, 07/22/2051	25,010	3,156
County of Richland SC
5.00%, 03/01/2025	2,900	3,038
Greenville Housing Authority/SC
5.00%, 10/01/2026	3,710	3,851
Lexington County Health Services District, Inc.
5.00%, 11/01/2023	300	303
5.00%, 11/01/2024	780	806
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	34,495	34,555
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	4,113
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060	1,076
South Carolina Jobs-Economic Development Authority
4.00%, 04/01/2033	1,730	1,730
5.00%, 04/01/2031	510	564
5.00%, 05/01/2037	500	438
5.00%, 05/01/2042	500	413
5.00%, 11/15/2042	585	542
5.00%, 05/01/2043	4,675	4,850
5.00%, 04/01/2047	2,000	1,702
5.00%, 04/01/2052	1,750	1,451
5.00%, 11/15/2054	1,000	874
6.00%, 02/01/2035(3)(4)	525	210
6.25%, 02/01/2045(3)(4)	995	398
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	2,052
5.00%, 07/01/2027	3,120	3,350
5.00%, 07/01/2028	1,100	1,197
South Carolina Public Service Authority
4.00%, 12/01/2036	3,500	3,489
5.00%, 12/01/2032	1,500	1,568
5.00%, 12/01/2032	6,345	7,060
5.00%, 12/01/2035	1,500	1,559
5.00%, 12/01/2041	3,000	3,060

5.25%, 12/01/2038	10,000	11,253
5.75%, 12/01/2043	2,000	2,040
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	625	631
4.00%, 07/01/2050	630	636
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	323
5.00%, 10/01/2035	5,325	5,820
TENDER OPTION BOND TRUST RECEI REGD V/R B/E
5.00%, 08/01/2042	7,500	7,500

Total South Carolina		122,229

South Dakota – 0.14%
City of Sioux Falls SD
5.00%, 11/01/2042	750	649
County of Lawrence SD
4.00%, 12/01/2036	730	770
4.00%, 12/01/2038	810	828
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,676
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	364
5.00%, 09/01/2025	880	924
5.00%, 09/01/2026	2,000	2,145
5.00%, 11/01/2029	800	846
5.00%, 11/01/2030	1,000	1,056
5.00%, 07/01/2033(1)	2,630	2,675
5.00%, 11/01/2045	1,500	1,521
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,080	1,059
4.00%, 11/01/2047	3,285	3,291

Total South Dakota		17,804

Tennessee – 1.03%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037(4)	1,240	744
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030	500	504
5.00%, 10/01/2032	1,215	1,222
5.00%, 10/01/2035	2,260	2,268
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850	1,856
5.00%, 07/01/2035	1,275	1,366
Health Educational & Housing Facility Board of the City of Memphis
5.00%, 07/01/2027(1)	4,220	4,423
5.00%, 07/01/2027(1)	7,157	7,500
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825	1,825
5.00%, 04/01/2024	1,000	1,018
5.00%, 04/01/2027	1,740	1,848
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	540	449
5.50%, 07/01/2037	1,600	1,170
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 04/01/2026(1)	4,580	4,633
5.00%, 06/01/2044(1)	10,000	10,327
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2031	1,100	1,162
Metropolitan Government of Nashville & Davidson County TN Electric Revenue
5.00%, 05/15/2042	2,000	2,119
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	1,950	2,170
5.00%, 07/01/2031	1,920	2,161
5.00%, 07/01/2036	2,050	2,217
5.25%, 07/01/2032	1,150	1,330
5.25%, 07/01/2033	1,000	1,149
5.25%, 07/01/2034	1,250	1,428
5.25%, 07/01/2035	1,375	1,557
5.50%, 07/01/2036	1,125	1,283
5.50%, 07/01/2037	2,400	2,727
5.50%, 07/01/2038	3,225	3,650
5.50%, 07/01/2039	2,300	2,590
5.50%, 07/01/2040	2,000	2,227
5.50%, 07/01/2052	1,820	1,978
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	945	949
5.13%, 06/01/2036(3)	3,290	3,334
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	560
0.00%, 04/01/2030	750	672
0.00%, 04/01/2031	650	583
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590	1,377
Tennergy Corp.
5.00%, 02/01/2050(1)	9,320	9,478
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(1)	2,135	2,137
4.00%, 11/01/2049(1)	2,070	2,068
5.00%, 02/01/2027	2,725	2,772
5.00%, 05/01/2052(1)	3,610	3,766
Tennessee Housing Development Agency
3.00%, 01/01/2052	1,610	1,571
3.75%, 07/01/2052	2,335	2,343
5.00%, 01/01/2053	3,215	3,373
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	26,572

Total Tennessee		132,456

Texas – 8.17%
Alamito Public Facility Corp.
3.50%, 09/01/2025(1)	1,990	1,989
3.50%, 09/01/2025(1)	4,315	4,313

4.38%, 03/01/2041	3,710	3,711
Arlington Higher Education Finance Corp.
4.00%, 08/15/2031	435	462
4.00%, 08/15/2038	4,410	4,482
4.00%, 08/15/2039	4,925	4,982
4.00%, 08/15/2040	5,130	5,156
4.00%, 08/15/2041	5,400	5,405
4.00%, 08/15/2042	3,000	2,994
Arlington Independent School District
4.00%, 02/15/2039	1,500	1,537
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	443
5.00%, 08/01/2028	310	342
5.00%, 08/01/2031	300	330
5.00%, 08/01/2031	580	637
Austin Convention Enterprises, Inc.
5.00%, 01/01/2025	150	150
5.00%, 01/01/2027	400	405
5.00%, 01/01/2028	540	547
5.00%, 01/01/2028	1,570	1,627
5.00%, 01/01/2029	475	481
5.00%, 01/01/2029	1,045	1,083
5.00%, 01/01/2030	720	728
5.00%, 01/01/2032	1,700	1,758
5.00%, 01/01/2034	1,000	1,008
Austin Independent School District
4.00%, 08/01/2032	2,835	3,137
4.00%, 08/01/2033	3,160	3,454
4.00%, 08/01/2034	3,620	3,914
4.00%, 08/01/2035	2,465	2,634
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425	1,435
5.00%, 10/01/2025	1,780	1,844
5.00%, 10/01/2026	1,400	1,472
5.00%, 10/01/2028	1,925	2,052
5.00%, 10/01/2030	2,175	2,311
5.00%, 10/01/2033	2,000	2,112
5.00%, 10/01/2034	2,000	2,109
5.00%, 10/01/2036	1,000	1,042
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,642
Baytown Area Water Authority
5.00%, 05/01/2023	1,000	1,002
5.00%, 05/01/2024	1,000	1,023
5.00%, 05/01/2025	1,000	1,044
Birdville Independent School District
5.00%, 02/15/2026	725	777
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290	270
5.25%, 12/01/2035	525	528
Brazosport Independent School District
2.13%, 02/15/2033	1,310	1,182
Capital Area Housing Finance Corp.
0.29%, 08/01/2039(1)	2,015	1,916
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	1,003
4.00%, 01/01/2033	1,000	1,027
4.00%, 01/01/2036	500	509
4.00%, 01/01/2037	620	625
5.00%, 01/01/2024	175	177
5.00%, 01/01/2025	225	232
5.00%, 01/01/2025	3,795	3,879
5.00%, 01/01/2028	300	313
5.00%, 01/01/2029	750	820
5.00%, 01/01/2031	500	559
5.00%, 01/01/2031	600	671
5.00%, 01/01/2032	500	558
5.00%, 01/01/2034	1,475	1,555
5.00%, 01/01/2035	600	669
5.00%, 01/01/2036	600	663
5.00%, 01/01/2037	605	663
Central Texas Turnpike System
5.00%, 08/15/2037	2,500	2,522
5.00%, 08/15/2042	1,400	1,406
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,330
4.00%, 04/01/2040	1,450	1,461
City of Arlington TX
5.00%, 08/15/2031	265	288
5.00%, 08/15/2033	290	313
5.00%, 08/15/2035	320	341
City of Arlington TX Special Tax Revenue
4.00%, 02/15/2044	1,000	974
City of Austin TX
5.00%, 09/01/2023	2,160	2,182
5.00%, 09/01/2037	2,900	3,366
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,208
5.00%, 11/15/2028	1,000	1,020
5.25%, 11/15/2047	1,825	1,959
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	910
5.00%, 11/15/2034	500	600
5.00%, 11/15/2039	1,575	1,795
5.00%, 11/15/2040	2,820	3,178
5.00%, 11/15/2041	2,500	2,803
City of Crandall TX
3.38%, 09/15/2026(3)	50	46
4.00%, 09/15/2031(3)	100	91

City of Dallas TX
5.00%, 02/15/2024	1,055	1,078
5.00%, 02/15/2027	8,125	8,860
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,143
4.00%, 08/15/2030	1,040	1,069
4.00%, 08/15/2032	1,000	1,021
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,446
5.00%, 10/01/2031	800	863
City of El Paso TX
5.00%, 08/15/2025	2,245	2,369
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,998
5.00%, 03/01/2035	1,035	1,190
5.00%, 03/01/2036	2,355	2,682
City of Elgin TX
4.00%, 07/15/2029	350	375
4.00%, 07/15/2034	175	184
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	767
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2029	750	853
5.00%, 08/15/2032	1,250	1,457
5.00%, 08/15/2034	1,300	1,499
City of Grand Prairie TX
4.00%, 02/15/2039	1,300	1,333
City of Houston TX
5.00%, 03/01/2025	750	784
5.00%, 03/01/2028	1,000	1,096
5.00%, 03/01/2031	2,880	3,269
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	1,950	1,654
4.00%, 07/15/2041	4,000	3,392
4.75%, 07/01/2024	1,200	1,200
5.00%, 07/01/2027	1,625	1,633
5.00%, 07/01/2027	3,000	3,304
5.00%, 07/15/2027	2,325	2,337
5.00%, 07/01/2029	1,000	1,080
5.00%, 07/01/2031	1,750	1,888
5.00%, 07/01/2032	1,750	1,885
5.00%, 07/01/2033	1,770	1,978
5.00%, 07/01/2034	2,815	3,129
5.00%, 07/15/2035	800	790
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2035	300	316
4.00%, 11/15/2036	300	312
5.00%, 11/15/2023	225	228
5.00%, 05/15/2028	410	421
5.00%, 11/15/2033	400	432
5.00%, 11/15/2035	2,650	2,924
5.00%, 11/15/2036	1,000	1,064
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,279
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	3,036
4.00%, 04/15/2039	2,500	2,517
City of Midland TX
4.00%, 03/01/2044	1,250	1,251
City of Pearland TX
5.00%, 03/01/2024	650	664
City of San Antonio TX
4.00%, 08/01/2033	1,185	1,306
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,136
5.00%, 07/01/2028	1,750	1,893
5.00%, 07/01/2030	1,000	1,093
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440	20,097
1.75%, 02/01/2049(1)	4,000	3,840
2.00%, 02/01/2049(1)	15,940	15,098
5.00%, 02/01/2030	1,000	1,103
5.00%, 02/01/2039	1,700	1,863
5.00%, 02/01/2040	1,465	1,597
5.00%, 02/01/2041	570	619
City of Temple TX
4.00%, 08/01/2031	225	243
4.00%, 08/01/2033	200	213
4.00%, 08/01/2034	240	254
4.00%, 08/01/2035	215	225
4.00%, 08/01/2039	220	222
4.00%, 08/01/2041	170	168
City of Waco TX
4.00%, 02/01/2039	1,605	1,633
5.00%, 02/01/2025	1,710	1,744
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	370	371
3.00%, 08/15/2033	260	259
3.00%, 08/15/2034	490	482
3.00%, 08/15/2035	680	655
3.00%, 08/15/2036	330	310
3.00%, 08/15/2037	730	671
3.00%, 08/15/2038	380	341
3.00%, 08/15/2039	780	687
3.00%, 08/15/2040	935	807
3.00%, 08/15/2041	965	817
4.00%, 08/15/2036	350	366
4.00%, 08/15/2037	500	518
5.00%, 08/15/2030	170	196

6.13%, 08/15/2048	4,750	4,778
Collin County Community College District
4.00%, 08/15/2038	3,300	3,345
Conroe Local Government Corp.
5.00%, 10/01/2033	200	230
5.00%, 10/01/2034	200	230
5.00%, 10/01/2035	135	154
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,424
4.00%, 08/15/2036	2,580	2,668
County of Collin TX
4.00%, 02/15/2037	1,105	1,141
County of Denton TX
3.00%, 07/15/2033	5,215	5,215
County of El Paso TX
5.00%, 02/15/2029	1,500	1,664
5.00%, 02/15/2031	1,280	1,367
County of Harris TX
5.00%, 10/01/2027	5,000	5,572
5.00%, 08/15/2031	1,760	2,107
5.00%, 08/15/2032	1,000	1,216
County of Lubbock TX
4.00%, 02/15/2040	3,385	3,416
5.00%, 02/15/2035	765	892
County of Tarrant TX
5.00%, 07/15/2037	945	1,065
5.00%, 07/15/2038	2,500	2,802
Cypress-Fairbanks Independent School District
3.00%, 02/15/2034	2,420	2,405
4.00%, 02/15/2033	575	621
5.00%, 02/15/2025	1,000	1,020
5.00%, 02/15/2025	1,205	1,260
5.00%, 02/15/2027	470	504
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	572
Dallas College
5.00%, 02/15/2035	3,250	3,412
5.00%, 02/15/2036	2,250	2,355
5.00%, 02/15/2037	2,250	2,348
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125	1,145
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	2,017
4.00%, 11/01/2035	3,870	4,009
4.00%, 11/01/2045	4,215	4,155
4.00%, 11/01/2046	3,950	3,891
5.00%, 11/01/2031	2,310	2,682
5.00%, 11/01/2032	1,600	1,610
5.00%, 11/01/2032	1,500	1,794
5.25%, 11/01/2027	1,145	1,156
Dallas Independent School District
4.00%, 02/15/2025	1,655	1,701
4.00%, 02/15/2026	1,000	1,046
Decatur Hospital Authority
5.00%, 09/01/2030	555	549
5.00%, 09/01/2032	1,110	1,092
Deer Park Independent School District
5.00%, 08/15/2047	2,750	3,061
Denton Independent School District
0.00%, 08/15/2025	500	470
2.00%, 08/01/2044(1)	175	173
2.00%, 08/01/2044	845	837
2.00%, 08/01/2044	4,315	4,247
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	967
5.00%, 08/15/2034	1,225	1,463
Edinburg Consolidated Independent School District
5.00%, 02/15/2035	1,235	1,305
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,267
5.00%, 08/15/2029	50	50
Forney Independent School District
5.00%, 08/15/2034	2,540	2,989
Fort Bend Independent School District
0.72%, 08/01/2051(1)	8,890	8,147
0.88%, 08/01/2050(1)	2,775	2,625
Fort Worth Independent School District
5.00%, 02/15/2035	1,125	1,349
5.00%, 02/15/2036	560	664
5.00%, 02/15/2047	2,500	2,656
Galveston Independent School District
5.00%, 02/01/2034	500	573
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,929
5.00%, 10/01/2033	1,205	1,333
5.00%, 10/01/2034	1,500	1,650
5.00%, 10/01/2052(1)	9,910	10,006
Greater Texoma Utility Authority
5.00%, 10/01/2037	1,305	1,467
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	5,500	5,460
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,436
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)	1,630	1,538
5.00%, 01/01/2043	180	154
5.00%, 07/01/2049(1)	1,480	1,527
5.00%, 10/01/2051(1)	14,500	16,758
Harris County Flood Control District

4.00%, 10/01/2036	480	500
4.00%, 10/01/2037	4,400	4,527
5.00%, 10/01/2031	3,145	3,701
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	847
Houston Independent School District
4.00%, 06/01/2029(1)	1,200	1,202
4.00%, 06/01/2039(1)	4,415	4,424
Irving Hospital Authority
5.00%, 10/15/2035	625	647
Keller Independent School District
4.00%, 08/15/2038	10,000	10,118
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	278
4.00%, 09/01/2035	250	243
5.00%, 09/01/2030	250	266
Lamar Consolidated Independent School District
5.00%, 02/15/2040	4,675	5,232
Love Field Airport Modernization Corp.
4.00%, 11/01/2038	1,000	993
5.00%, 11/01/2028	1,250	1,250
5.00%, 11/01/2030	1,080	1,116
5.00%, 11/01/2035	1,000	1,038
Lower Colorado River Authority
5.00%, 05/15/2025	1,190	1,249
5.00%, 05/15/2026	1,000	1,077
5.00%, 05/15/2030	1,635	1,899
5.00%, 05/15/2032	705	841
5.00%, 05/15/2036	1,425	1,573
5.00%, 05/15/2038	3,480	3,841
5.00%, 05/15/2040	5,250	5,733
5.00%, 05/15/2051	5,000	5,374
6.00%, 05/15/2052	1,825	2,124
Magnolia Independent School District
5.00%, 08/15/2037	1,450	1,655
5.00%, 08/15/2038	515	581
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065	1,046
Mission Economic Development Corp.
4.63%, 10/01/2031(3)	3,955	3,859
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50	51
5.00%, 09/15/2033	270	276
5.00%, 09/15/2034	55	56
5.00%, 09/15/2035	1,145	1,166
5.00%, 09/15/2036	75	76
5.00%, 09/15/2037	1,245	1,260
5.00%, 09/15/2038	125	126
5.00%, 09/15/2043	380	381
5.00%, 09/15/2048	1,070	1,067
Needville Independent School District
5.00%, 08/15/2025	1,175	1,242
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2023(3)	700	697
4.00%, 08/15/2026(3)	665	642
4.00%, 08/15/2028(3)	1,075	1,021
4.00%, 08/15/2029(3)	1,000	941
4.00%, 08/15/2031(3)	725	667
4.00%, 08/15/2036(3)	1,545	1,311
4.25%, 10/01/2026	2,000	1,969
5.00%, 08/15/2024	730	752
5.00%, 08/15/2026	200	215
5.00%, 08/15/2027	375	411
5.00%, 04/01/2029	1,000	997
5.00%, 08/15/2030	3,500	3,834
5.00%, 04/01/2031	335	359
5.00%, 10/01/2031	160	152
5.00%, 11/01/2031	1,750	1,750
5.00%, 04/01/2034	475	486
5.00%, 10/01/2034	185	171
5.00%, 07/01/2035	2,100	1,785
5.00%, 04/01/2036	820	878
5.00%, 04/01/2037	1,310	1,434
5.00%, 10/01/2039	250	214
5.00%, 07/01/2040	4,000	3,605
5.00%, 11/01/2040	1,100	1,050
5.00%, 07/01/2047	1,075	914
5.00%, 04/01/2048	1,250	1,338
5.00%, 07/01/2058	275	278
5.25%, 10/01/2049	610	490
5.50%, 11/15/2052	250	202
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	535
North East Independent School District
2.00%, 08/01/2052(1)	9,700	9,657
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2028	1,050	1,162
5.00%, 06/01/2029	600	663
North Texas Tollway Authority
4.00%, 01/01/2033	1,000	1,066
4.00%, 01/01/2034	1,000	1,059
4.00%, 01/01/2035	1,000	1,050
4.00%, 01/01/2036	1,600	1,661
4.00%, 01/01/2037	1,650	1,697
4.00%, 01/01/2038	1,250	1,268
4.00%, 01/01/2040	1,250	1,248
5.00%, 01/01/2025	860	896
5.00%, 01/01/2030	75	79
5.00%, 01/01/2030	6,250	6,332

5.00%, 01/01/2031	105	111
5.00%, 01/01/2031	500	529
5.00%, 01/01/2031	1,100	1,212
5.00%, 01/01/2031	1,900	1,924
5.00%, 01/01/2032	1,100	1,208
5.00%, 01/01/2033	500	539
5.00%, 01/01/2033	1,250	1,368
5.00%, 01/01/2033	3,150	3,263
5.00%, 01/01/2034	1,400	1,527
5.00%, 01/01/2035	1,500	1,629
5.00%, 01/01/2036	550	576
5.00%, 01/01/2039	170	176
5.00%, 01/01/2045	10,005	10,187
5.25%, 01/01/2038	5,400	6,134
Northside Independent School District
0.70%, 06/01/2050(1)	24,595	23,294
1.60%, 08/01/2049(1)	14,805	14,446
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,449
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295	4,188
Permanent University Fund - Texas A&M University System
5.00%, 07/01/2037	6,585	7,681
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235	253
5.00%, 07/01/2032	5,315	6,456
5.00%, 07/01/2033	3,795	4,671
Pflugerville Independent School District
2.50%, 02/15/2039(1)	1,340	1,337
Plano Independent School District
5.00%, 02/15/2033	2,600	3,135
5.00%, 02/15/2034	2,175	2,607
Port Arthur Independent School District
4.00%, 02/15/2034	550	593
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850	776
2.00%, 01/01/2027(3)	550	486
2.13%, 01/01/2028(3)	575	492
2.25%, 01/01/2029(3)	820	681
2.50%, 01/01/2030(3)	1,000	815
2.63%, 01/01/2031(3)	800	639
2.88%, 01/01/2041(3)	1,000	661
4.00%, 01/01/2050(3)	1,035	749
Port of Port Arthur Navigation District
4.50%, 04/01/2040(1)	8,665	8,665
4.50%, 04/01/2040(1)	17,485	17,485
4.50%, 04/01/2040(1)	40,990	40,990
Rockwall Independent School District
0.00%, 02/15/2024	1,005	981
Sabine-Neches Navigation District
5.25%, 02/15/2036	500	578
5.25%, 02/15/2038	650	739
5.25%, 02/15/2040	1,890	2,124
5.25%, 02/15/2042	1,500	1,671
San Antonio Independent School District
5.00%, 08/15/2039	3,500	3,998
5.00%, 08/15/2040	4,330	4,905
San Antonio Public Facilities Corp.
5.00%, 09/15/2025	1,000	1,055
5.00%, 09/15/2026	1,000	1,079
San Antonio Water System
4.00%, 05/15/2039	4,500	4,602
5.00%, 05/15/2032	270	324
5.00%, 05/15/2032	3,000	3,008
5.00%, 05/15/2035	540	631
5.00%, 05/15/2036	590	682
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	433
4.00%, 09/01/2033	425	449
4.00%, 09/01/2034	355	372
4.00%, 09/01/2035	225	233
4.00%, 09/01/2036	700	719
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,999
State of Texas
5.00%, 08/01/2025	2,035	2,048
5.00%, 08/01/2026	1,000	1,028
5.00%, 04/01/2027	5,000	5,335
5.00%, 10/01/2032	3,710	3,916
5.00%, 04/01/2033	3,900	4,145
5.00%, 04/01/2039	10,000	10,234
5.00%, 10/01/2044	1,590	1,648
5.50%, 08/01/2032	1,000	1,075
Tarrant County College District
5.00%, 08/15/2038	5,000	5,720
5.00%, 08/15/2039	7,000	7,954
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 10/01/2041	1,950	1,961
4.00%, 10/01/2042	1,285	1,277
5.00%, 07/01/2026	1,775	1,899
5.00%, 11/15/2035(4)	1,015	406
5.00%, 11/15/2035	1,750	1,688
5.00%, 11/15/2037	4,400	4,594
5.00%, 10/01/2038	1,775	1,945
5.00%, 10/01/2039	1,650	1,798
5.00%, 11/15/2040	1,650	1,655
5.00%, 11/15/2040	1,800	1,680
5.00%, 11/15/2045(4)	1,175	470
5.00%, 11/15/2046	1,615	1,580

5.00%, 11/15/2052(1)	3,100	3,473
5.75%, 12/01/2054(4)	531	345
Tarrant County Hospital District
5.25%, 08/15/2034	3,200	3,874
Texas A&M University
3.00%, 05/15/2028	2,300	2,327
5.00%, 05/15/2035	1,500	1,785
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,600	1,455
3.50%, 03/01/2051	5,845	5,814
3.50%, 07/01/2052	7,570	7,520
4.00%, 03/01/2050	1,325	1,340
6.00%, 03/01/2053	6,000	6,706
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025	3,000	3,122
6.25%, 12/15/2026	4,790	5,040
Texas Municipal Gas Acquisition & Supply Corp. II
3.90% (3 Month LIBOR USD + 0.69%), 09/15/2027(2)	31,555	31,192
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2028	15,315	15,916
5.00%, 12/15/2030	7,480	7,808
Texas Municipal Power Agency
3.00%, 09/01/2034	785	748
3.00%, 09/01/2038	2,900	2,530
3.00%, 09/01/2040	1,800	1,511
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,527
4.00%, 12/31/2033	2,040	2,055
4.00%, 06/30/2036	1,175	1,149
5.00%, 12/31/2034	3,000	3,180
5.00%, 12/31/2045	1,020	1,024
5.00%, 12/31/2050	5,410	5,413
5.00%, 12/31/2055	2,755	2,745
5.00%, 06/30/2058	8,500	8,388
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,576
Texas State Technical College
5.25%, 08/01/2035	2,750	3,240
5.25%, 08/01/2036	2,675	3,119
Texas State University System
5.00%, 03/15/2029	610	668
5.00%, 03/15/2032	1,325	1,441
Texas Transportation Commission
0.65%, 10/01/2041(1)	15,145	13,846
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	633
0.00%, 08/01/2037	725	356
0.00%, 08/01/2038	800	368
0.00%, 08/01/2039	710	307
0.00%, 08/01/2040	1,500	606
5.00%, 08/01/2057	2,930	2,914
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020	5,081
Texas Water Development Board
4.00%, 08/01/2035	2,640	2,809
4.00%, 10/15/2036	8,740	8,974
4.00%, 10/15/2044	5,000	5,010
5.00%, 04/15/2028	1,500	1,693
5.00%, 10/15/2028	2,370	2,703
5.00%, 04/15/2029	2,000	2,305
5.00%, 10/15/2029	4,100	4,771
5.00%, 04/15/2030	2,000	2,349
5.00%, 10/15/2030	3,060	3,628
5.00%, 04/15/2032	1,420	1,641
5.00%, 04/15/2033	1,000	1,216
5.00%, 10/15/2033	3,420	4,136
5.00%, 10/15/2034	1,900	2,277
5.00%, 08/01/2041	6,000	6,786
5.00%, 10/15/2043	1,040	1,112
Tomball Independent School District
5.00%, 02/15/2041	4,000	4,314
University of Houston
5.00%, 02/15/2030	860	914
University of North Texas System
5.00%, 04/15/2032	210	250
5.00%, 04/15/2033	205	242
5.00%, 04/15/2034	280	330
5.00%, 04/15/2035	295	346
5.00%, 04/15/2036	280	323
5.00%, 04/15/2037	370	422
5.00%, 04/15/2038	425	481
5.00%, 04/15/2039	465	523
Uptown Development Authority
4.00%, 09/01/2032	425	422
5.00%, 09/01/2033	715	741
Viridian Municipal Management District
4.00%, 12/01/2029	520	530
4.00%, 12/01/2031	560	568
4.00%, 12/01/2032	580	587
4.00%, 12/01/2033	605	611
Wylie Independent School District
0.00%, 08/15/2037	600	341

Total Texas		1,045,732

Utah – 0.43%
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,479
County of Utah UT
5.00%, 05/15/2041	4,940	5,119
Intermountain Power Agency

4.00%, 07/01/2036	1,860	1,948
5.00%, 07/01/2029	1,125	1,303
5.00%, 07/01/2030	1,250	1,472
5.00%, 07/01/2037	5,175	5,894
5.00%, 07/01/2041	1,000	1,115
5.00%, 07/01/2042	640	710
Military Installation Development Authority
4.00%, 06/01/2041	200	159
4.00%, 06/01/2041	1,200	941
4.00%, 06/01/2052	3,500	2,463
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000	1,039
5.00%, 07/01/2026	1,700	1,796
5.00%, 07/01/2026	3,000	3,169
5.00%, 07/01/2030	1,000	1,079
5.00%, 07/01/2047	5,000	5,108
5.25%, 07/01/2048	3,000	3,115
State of Utah
5.00%, 07/01/2023	1,760	1,770
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(3)	3,500	2,968
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,339
4.00%, 10/15/2040	2,130	2,025
Utah Infrastructure Agency
3.00%, 10/15/2026	500	474
4.00%, 10/15/2028	350	339
4.00%, 10/15/2029	610	585
4.00%, 10/15/2031	250	236
4.00%, 10/15/2033	600	554
4.00%, 10/15/2034	1,410	1,288
4.00%, 10/15/2036	500	438
4.00%, 10/15/2041	800	801
4.00%, 10/15/2041	1,550	1,267
4.00%, 10/15/2044	960	941
5.00%, 10/15/2027	550	559
5.25%, 10/15/2039	400	449

Total Utah		54,942

Vermont – 0.08%
University of Vermont & State Agricultural College
5.00%, 10/01/2040	3,710	3,829
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	1,021
5.00%, 10/15/2029	890	909
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,919	1,866
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	829
5.00%, 06/15/2026	100	105
5.00%, 06/15/2026	500	527
5.00%, 06/15/2027	700	737
5.00%, 06/15/2030	450	491
5.00%, 06/15/2031	500	548

Total Vermont		10,862

Virgin Islands – 0.26%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,110
5.00%, 10/01/2027	14,870	15,200
5.00%, 10/01/2028	4,145	4,223
5.00%, 10/01/2030	4,035	4,121
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000	3,002

Total Virgin Islands		32,656

Virginia – 1.69%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905	983
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	1,700	1,720
5.00%, 07/01/2046	4,535	4,605
5.00%, 07/01/2051	1,670	1,691
County of Botetourt VA
4.75%, 07/01/2023	25	25
6.00%, 07/01/2034	1,500	1,514
County of Fairfax VA
4.00%, 10/01/2038	2,660	2,792
County of Loudoun VA
5.00%, 12/01/2023	825	838
Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290	1,310
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,703
5.00%, 05/15/2044	975	984
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,255	1,302
5.00%, 01/01/2033	1,320	1,364
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	510
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	10,051
5.00%, 07/01/2027	835	926
5.00%, 07/01/2045	3,435	3,788
5.50%, 07/01/2057	1,275	1,460
Hanover County Economic Development Authority
4.00%, 07/01/2040(3)	2,000	1,548
4.00%, 07/01/2047(3)	2,000	1,426
Henrico County Economic Development Authority
5.00%, 10/01/2047	1,185	1,242
James City County Economic Development Authority
4.00%, 12/01/2027	445	428

4.00%, 12/01/2029	235	221
4.00%, 12/01/2035	515	452
5.00%, 02/01/2026(1)	4,267	4,376
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870	3,715
5.00%, 01/01/2046	240	194
5.00%, 01/01/2049	500	395
Salem Economic Development Authority
5.00%, 04/01/2030	710	769
5.00%, 04/01/2031	400	432
5.00%, 04/01/2032	700	753
5.00%, 04/01/2033	350	375
5.00%, 04/01/2034	925	988
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	50
5.00%, 06/15/2030	150	158
5.00%, 06/15/2033	150	157
5.00%, 06/15/2034	500	522
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000	754
5.00%, 06/01/2047	9,405	8,840
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,251
3.00%, 02/01/2039	1,080	957
4.00%, 02/01/2034	2,610	2,712
4.00%, 09/01/2036	6,500	6,721
4.00%, 09/01/2041	1,690	1,718
5.00%, 09/01/2023	1,000	1,010
5.00%, 02/01/2026	1,000	1,073
5.00%, 02/01/2030	1,500	1,681
5.00%, 07/01/2030(3)	500	482
5.00%, 02/01/2034	1,000	1,150
5.00%, 02/01/2039	18,215	20,755
5.00%, 07/01/2045(3)	500	472
5.00%, 07/01/2045(3)	3,500	3,307
5.25%, 07/01/2035(3)	1,000	987
5.25%, 02/01/2041	6,400	7,347
Virginia Commonwealth Transportation Board
5.00%, 09/15/2023	2,500	2,528
Virginia Housing Development Authority
5.25%, 11/01/2057	1,350	1,419
Virginia Public Building Authority
5.00%, 08/01/2023	1,425	1,436
5.00%, 08/01/2024	2,245	2,316
Virginia Public School Authority
5.00%, 08/01/2036	4,220	5,032
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,285
4.00%, 07/01/2033	1,160	1,170
4.00%, 01/01/2034	2,500	2,517
4.00%, 07/01/2034	1,785	1,791
4.00%, 01/01/2036	2,000	1,968
4.00%, 01/01/2037	1,250	1,214
4.00%, 01/01/2039	6,770	6,430
4.00%, 01/01/2040	2,650	2,446
4.00%, 01/01/2040	5,395	5,064
4.00%, 01/01/2048	11,130	9,642
5.00%, 01/01/2026	750	780
5.00%, 01/01/2027	1,000	1,053
5.00%, 01/01/2033	4,000	4,356
5.00%, 07/01/2033	2,325	2,527
5.00%, 01/01/2036	2,500	2,652
5.00%, 01/01/2038	2,000	2,081
5.00%, 07/01/2038	6,250	6,502
5.00%, 12/31/2038	830	876
5.00%, 12/31/2047	4,075	4,145
5.00%, 01/01/2048(1)(3)	500	456
5.00%, 12/31/2049	3,105	3,060
5.00%, 12/31/2052	10,065	9,866
5.00%, 12/31/2056	6,465	6,290
Wise County Industrial Development Authority
1.20%, 11/01/2040(1)	3,355	3,247
York County Economic Development Authority
1.90%, 05/01/2033(1)	600	598

Total Virginia		216,731

Washington – 2.53%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000	1,004
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000	2,211
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	7,633
5.00%, 11/01/2035	960	1,022
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385	3,591
4.00%, 07/01/2035	3,430	3,665
4.00%, 07/01/2041	2,360	2,383
4.46% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000	5,001
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	723
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	493
Clark County Public Utility District No 1 Water Revenue
5.00%, 01/01/2024	395	402
County of King WA Sewer Revenue
4.20% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(2)	13,060	12,713
5.00%, 01/01/2047	20,000	20,380
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	718

5.00%, 12/01/2031	925	1,044
Energy Northwest
5.00%, 07/01/2028	15,000	16,949
5.00%, 07/01/2034	6,890	7,963
5.00%, 07/01/2038	1,000	1,037
King County Housing Authority
3.00%, 06/01/2024	785	785
3.00%, 12/01/2024	800	800
4.00%, 12/01/2026	430	445
4.00%, 06/01/2027	585	607
4.00%, 12/01/2027	400	417
4.00%, 06/01/2028	1,115	1,162
4.00%, 06/01/2029	840	880
4.00%, 06/01/2030	400	421
4.00%, 06/01/2031	650	678
4.00%, 11/01/2031	1,640	1,708
4.00%, 06/01/2032	625	646
4.00%, 11/01/2032	1,705	1,763
4.00%, 06/01/2033	500	516
4.00%, 06/01/2034	525	538
4.00%, 06/01/2035	735	747
5.00%, 11/01/2027	1,000	1,098
5.00%, 11/01/2028	1,430	1,599
5.00%, 11/01/2029	750	853
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500	4,786
King County School District No 403 Renton
5.00%, 12/01/2038	2,410	2,745
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,775
5.00%, 12/01/2036	3,205	3,535
5.00%, 12/01/2037	1,425	1,562
5.00%, 12/01/2038	865	947
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	2,899
Port of Seattle WA
5.00%, 07/01/2024	595	598
5.00%, 03/01/2025	440	454
5.00%, 04/01/2029	5,050	5,573
5.00%, 04/01/2030	2,000	2,044
5.00%, 08/01/2032	11,940	13,490
5.00%, 04/01/2033	3,205	3,511
5.00%, 04/01/2034	1,000	1,020
5.00%, 04/01/2036	3,940	4,232
5.00%, 01/01/2037	3,500	3,751
5.00%, 05/01/2037	3,000	3,130
5.00%, 08/01/2038	12,000	13,058
5.00%, 08/01/2039	1,380	1,495
5.00%, 08/01/2041	2,930	3,163
Seattle Housing Authority
1.00%, 06/01/2026	2,365	2,186
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,260
State of Washington
4.00%, 07/01/2035	1,600	1,728
4.00%, 07/01/2035	3,700	3,996
5.00%, 08/01/2027	235	254
5.00%, 08/01/2027	550	580
5.00%, 08/01/2028	235	255
5.00%, 08/01/2030	235	254
5.00%, 08/01/2030	1,830	2,025
5.00%, 06/01/2034	660	737
5.00%, 08/01/2035	1,855	2,023
5.00%, 07/01/2036	1,505	1,653
5.00%, 08/01/2036	2,750	3,207
5.00%, 06/01/2039	2,000	2,177
5.00%, 08/01/2039	13,350	13,633
5.00%, 08/01/2039	15,000	17,194
5.00%, 08/01/2042	1,810	1,927
5.00%, 02/01/2047	2,650	2,935
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2031	1,100	1,254
Tobacco Settlement Authority
5.00%, 06/01/2023	1,000	1,003
5.00%, 06/01/2024	1,000	1,003
University of Washington
4.00%, 05/01/2048(1)	10,000	10,485
Washington Health Care Facilities Authority
5.00%, 08/15/2023	650	655
5.00%, 10/01/2024	465	465
5.00%, 07/01/2025	360	372
5.00%, 08/01/2028	1,005	1,101
5.00%, 07/01/2029	115	119
5.00%, 07/01/2030	410	424
5.00%, 08/01/2030	3,500	3,856
5.00%, 08/15/2030	1,000	1,063
5.00%, 08/15/2031	845	894
5.00%, 09/01/2031	185	205
5.00%, 08/15/2032	480	505
5.00%, 09/01/2032	180	199
5.00%, 09/01/2033	225	248
5.00%, 07/01/2034	105	108
5.00%, 09/01/2034	450	493
5.00%, 09/01/2035	365	396
5.00%, 07/01/2042	2,415	2,457
5.00%, 08/01/2049(1)	10,000	10,333
5.00%, 09/01/2050	500	514
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	373

4.00%, 05/01/2045	1,000	950
4.00%, 05/01/2050	950	889
5.00%, 05/01/2028	420	461
5.00%, 05/01/2029	180	201
5.00%, 10/01/2029	565	611
5.00%, 10/01/2029	1,855	1,950
5.00%, 10/01/2033	690	747
5.00%, 10/01/2033	735	766
Washington State Convention Center Public Facilities District
4.00%, 07/01/2031	15,860	15,150
Washington State Housing Finance Commission
2.13%, 07/01/2027(3)	1,625	1,459
3.50%, 12/20/2035	2,093	1,961
3.70%, 07/01/2030	5,000	5,129
4.00%, 07/01/2026(3)	720	684
4.52% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000	9,990
5.00%, 01/01/2024(3)	180	178
5.00%, 01/01/2025(3)	375	366
5.00%, 01/01/2026(3)	300	289
5.00%, 12/01/2026	350	378
5.00%, 06/01/2028	500	554
5.00%, 06/01/2029	500	560
5.00%, 06/01/2030	500	568
5.00%, 12/01/2030	500	572
5.00%, 07/01/2031(3)	1,000	930
5.00%, 07/01/2053(3)	400	286
5.00%, 01/01/2055(3)	2,775	2,011
Washington State University
5.00%, 04/01/2029	425	433
5.00%, 04/01/2029	860	880

Total Washington		323,865

West Virginia – 0.19%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(3)	750	665
4.88%, 06/01/2043(3)	250	227
5.50%, 06/01/2037(3)	200	203
5.75%, 06/01/2043(3)	200	203
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,318
State of West Virginia
5.00%, 12/01/2036	2,910	3,188
5.00%, 06/01/2041	1,330	1,444
West Virginia Economic Development Authority
5.00%, 07/01/2045(1)	3,180	3,176
West Virginia Hospital Finance Authority
4.54%, 06/01/2033(1)	4,925	4,925
5.00%, 01/01/2031	620	659
5.00%, 09/01/2039	2,625	2,688
West Virginia Parkways Authority
5.00%, 06/01/2047	3,280	3,573
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2032	940	1,006

Total West Virginia		24,275

Wisconsin – 1.65%
City of Milwaukee WI
5.00%, 04/01/2027	3,255	3,517
5.00%, 04/01/2030	3,000	3,405
County of Waushara WI
4.75%, 12/01/2023	2,500	2,516
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	615
5.00%, 11/15/2032	500	539
PMA Levy & Aid Anticipation Notes Program
4.00%, 09/27/2023	2,750	2,761
Public Finance Authority
3.00%, 04/01/2025(3)	325	312
4.00%, 03/01/2024(3)	1,015	1,002
4.00%, 03/01/2025(3)	535	520
4.00%, 06/15/2031(3)	450	411
4.00%, 12/01/2031	450	444
4.00%, 04/01/2032(3)	1,060	990
4.00%, 08/01/2035(6)	6,250	5,444
4.00%, 07/01/2041	1,000	785
4.00%, 12/01/2041	2,000	1,827
4.00%, 04/01/2042(3)	850	690
4.00%, 06/15/2042(3)	750	606
4.00%, 04/01/2052(3)	1,350	1,009
4.00%, 06/01/2056(3)	2,650	1,725
4.00%, 07/01/2061(3)	1,175	846
4.13%, 05/01/2026(3)	515	495
4.25%, 07/01/2054	3,575	2,628
4.30%, 11/01/2030	2,765	2,690
5.00%, 12/01/2025	1,000	1,013
5.00%, 12/01/2027	7,815	8,046
5.00%, 05/15/2028(3)	200	197
5.00%, 06/15/2034	500	525
5.00%, 07/01/2035	5,000	5,438
5.00%, 07/01/2036	305	326
5.00%, 01/01/2037	500	530
5.00%, 06/15/2037(3)	1,130	1,079
5.00%, 07/01/2037	825	830
5.00%, 01/01/2038	350	368
5.00%, 07/01/2038	375	394
5.00%, 06/15/2039(3)	410	386
5.00%, 06/15/2039	500	511
5.00%, 04/01/2040(3)	400	384
5.00%, 10/01/2043(3)	170	148
5.00%, 10/01/2044	1,300	1,336
5.00%, 10/01/2048(3)	1,865	1,566

5.00%, 06/15/2049(3)	420	373
5.00%, 06/15/2049(3)	750	661
5.00%, 06/15/2049	1,100	1,098
5.00%, 04/01/2050(3)	550	500
5.00%, 02/01/2052	2,000	2,000
5.00%, 06/01/2052(3)	800	639
5.00%, 10/01/2053(3)	1,305	1,070
5.00%, 06/15/2054(3)	455	397
5.00%, 07/01/2055(3)	550	471
5.00%, 05/01/2060(3)	4,855	4,233
5.25%, 07/01/2028	4,000	4,004
5.25%, 05/15/2037(3)	500	476
5.25%, 03/01/2042	1,605	1,636
5.25%, 05/15/2042(3)	60	55
5.25%, 07/01/2042	1,405	1,537
5.25%, 10/01/2043	2,105	2,079
5.25%, 05/15/2047(3)	60	53
5.25%, 10/01/2048	2,105	2,044
5.25%, 05/15/2052(3)	115	100
5.25%, 07/01/2061(3)	400	305
5.38%, 07/01/2047	2,135	2,319
5.51%, 06/01/2037(1)	500	522
5.61%, 06/01/2047(1)	500	522
9.00%, 05/01/2071(3)	2,245	2,279
Racine Unified School District
4.00%, 08/09/2023	5,565	5,572
State of Wisconsin
5.00%, 05/01/2023	4,000	4,007
5.00%, 05/01/2024	7,470	7,659
5.00%, 05/01/2025	520	538
5.00%, 05/01/2025	1,730	1,820
5.00%, 05/01/2025	5,335	5,604
5.00%, 05/01/2030	1,000	1,077
5.00%, 05/01/2032	450	508
5.00%, 05/01/2033	9,790	11,026
5.00%, 05/01/2034	2,400	2,584
Tender Option Bond Trust Receipts/Certificates
3.90%, 10/01/2030(3)	7,500	7,500
4.12%, 06/01/2028(1)(3)	1,440	1,440
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,394
4.00%, 04/01/2038	2,110	2,120
Village of Mount Pleasant WI
3.00%, 03/01/2027	1,875	1,875
Wisconsin Center District
0.00%, 12/15/2028	1,025	856
0.00%, 12/15/2030	550	424
0.00%, 12/15/2030	1,045	805
0.00%, 12/15/2032	1,400	988
0.00%, 12/15/2033	1,500	1,011
Wisconsin Health & Educational Facilities Authority
2.55%, 11/01/2027	225	211
2.83%, 11/01/2028	605	534
3.75%, 02/15/2050(1)	7,400	7,400
4.00%, 02/15/2025	270	277
4.00%, 02/15/2026	510	527
4.00%, 02/15/2031	460	475
4.00%, 02/15/2033	550	568
4.00%, 09/15/2041	1,010	845
4.00%, 09/15/2045	950	759
4.62% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000	4,002
5.00%, 11/01/2024	155	153
5.00%, 04/01/2025	2,000	2,086
5.00%, 04/01/2026	1,000	1,068
5.00%, 02/15/2027	300	317
5.00%, 04/01/2027	1,700	1,853
5.00%, 10/01/2027	580	639
5.00%, 04/01/2028	900	999
5.00%, 10/01/2028	700	786
5.00%, 11/01/2029	760	717
5.00%, 04/01/2030	1,670	1,869
5.00%, 12/15/2033	1,450	1,601
5.00%, 09/01/2036	400	441
5.00%, 08/15/2039	5,395	5,745
5.00%, 09/15/2050	645	651
5.00%, 08/15/2054(1)	830	887
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	1,340	1,309
3.00%, 09/01/2052	2,195	2,142
3.50%, 09/01/2050	1,760	1,751
Wisconsin Housing & Economic Development Authority Housing Revenue
0.40%, 05/01/2045(1)	5,000	4,894
0.50%, 11/01/2050(1)	3,100	2,931
0.61%, 11/01/2042(1)	405	390
0.81%, 11/01/2052(1)	1,350	1,285
WISCONSIN ST HLTH & EDUCTNL FA REGD V/R B/E
1.65%, 04/01/2035	13,700	13,700

Total Wisconsin		210,847

Wyoming – 0.08%
County of Laramie WY
4.00%, 05/01/2026	200	207
4.00%, 05/01/2031	500	532
4.00%, 05/01/2033	500	521
4.00%, 05/01/2035	500	516
4.00%, 05/01/2038	1,365	1,371
Wyoming Community Development Authority
3.00%, 06/01/2049	6,625	6,497

Total Wyoming		9,644

Total Municipal Bonds (Cost: $12,667,682)		12,288,997

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 2.59%
Money Market Funds – 2.52%
Fidelity Institutional Money Market Government Fund—Class I, 4.76%(5)	32,197	321,937

Total Money Market Funds (Cost: $321,937)		321,937

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.07%
ANZ, London, 4.33% due 04/03/2023	$2,801	2,801
Citibank, New York, 4.33% due 04/03/2023	6,373	6,373

Total Time Deposits (Cost: $9,174)		9,174

Total Short-Term Investments (Cost: $331,111)		331,111

TOTAL INVESTMENTS IN SECURITIES – 98.56% (Cost: $12,998,794)		12,620,108

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.44%		184,356

TOTAL NET ASSETS – 100.00%		$12,804,464

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2023.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $654,619, which represents 5.11% of total net assets.

(4)	Security in default as of March 31, 2023. The value of these securities totals $19,515, which represents 0.15% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is restricted at March 31, 2023. The value of the restricted securities totals $10,612, which represents 0.08% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(439)	U.S. 5 Year Note Future	Jun. 2023	$(46,923)	$(48,074)	$(1,151)
(872)	U.S. 10 Year Note Future	Jun. 2023	(97,048)	(100,212)	(3,164)
(145)	U.S. Long Bond Future	Jun. 2023	(18,243)	(19,018)	(775)
(900)	U.S. Ultra 10 Year Note Future	Jun. 2023	(105,272)	(109,027)	(3,755)

					$(8,845)

MUNICIPAL BONDS	% of Net Assets
Education	7.48%
General Obligation	18.85%
General Revenue	27.97%
Healthcare	10.83%
Housing	5.71%
Transportation	15.64%
Utilities	9.49%

Total Municipal Bonds	95.97%

SHORT-TERM INVESTMENTS	2.59%

TOTAL INVESTMENTS	98.56%
OTHER ASSETS IN EXCESS OF LIABILITIES	1.44%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.87%
Communication Services – 7.74%
Alphabet, Inc. - Class A(1)	5,622	$583,159
Alphabet, Inc. - Class C(1)	4,274	444,449
Cable One, Inc.(2)	0	270
Charter Communications, Inc. - Class A(1)	11	4,048
Electronic Arts, Inc.	2	220
Liberty Broadband Corp. - Class A(1)	1	67
Liberty Broadband Corp. - Class C(1)	6	502
Liberty Media Corp.-Liberty Formula One - Class A(1)(2)	0	19
Liberty Media Corp.-Liberty Formula One - Class C(1)	2	185
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2	60
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5	133
Live Nation Entertainment, Inc.(1)	8	591
Madison Square Garden Sports Corp. - Class A	1	202
Match Group, Inc.(1)	28	1,071
Meta Platforms, Inc. - Class A(1)	711	150,635
Netflix, Inc.(1)	754	260,335
Nexstar Media Group, Inc. - Class A(2)	0	55
Pinterest, Inc. - Class A(1)	14	371
Playtika Holding Corp.(1)	10	117
ROBLOX Corp. - Class A(1)	48	2,158
Roku, Inc. - Class A(1)	4	243
Spotify Technology SA(1)	15	2,006
Take-Two Interactive Software, Inc.(1)	15	1,755
T-Mobile U.S., Inc.(1)	366	52,955
Trade Desk, Inc. - Class A(1)	401	24,396
TripAdvisor, Inc.(1)	1	14
Walt Disney Co.(1)	988	98,897
Warner Bros Discovery, Inc.(1)	186	2,805
World Wrestling Entertainment, Inc. - Class A	5	426
ZoomInfo Technologies, Inc. - Class A(1)	30	741

Total Communication Services		1,632,885

Consumer Discretionary – 14.07%
Advance Auto Parts, Inc.(2)	0	60
Airbnb, Inc. - Class A(1)	405	50,384
Amazon.com, Inc.(1)	10,108	1,044,034
Aptiv Plc(1)	553	62,068
AutoZone, Inc.(1)	2	4,508
Best Buy Co., Inc.	7	514
Booking Holdings, Inc.(1)	4	11,092
Bright Horizons Family Solutions, Inc.(1)	2	124
Brunswick Corp.	1	112
Burlington Stores, Inc.(1)	7	1,324
Caesars Entertainment, Inc.(1)	15	731
CarMax, Inc.(1)	2	135
Carvana Co. - Class A(1)	10	97
Chipotle Mexican Grill, Inc. - Class A(1)	18	30,095
Choice Hotels International, Inc.	4	420
Churchill Downs, Inc.	4	979
Darden Restaurants, Inc.	10	1,491
Deckers Outdoor Corp.(1)	3	1,127
Domino’s Pizza, Inc.	3	906
DoorDash, Inc. - Class A(1)	24	1,513
DR Horton, Inc.	18	1,733
DraftKings, Inc. - Class A(1)	38	745
eBay, Inc.	8	337
Etsy, Inc.(1)	13	1,493
Expedia Group, Inc.(1)	16	1,555
Five Below, Inc.(1)	6	1,207
Floor & Decor Holdings, Inc. - Class A(1)	11	1,095
Genuine Parts Co.	1	212
H&R Block, Inc.	14	492
Hilton Worldwide Holdings, Inc.	21	2,896
Home Depot, Inc.	588	173,538
Las Vegas Sands Corp.(1)	13	774
Leslie’s, Inc.(1)	17	189
Lowe’s Companies, Inc.	56	11,261
Lucid Group, Inc.(1)	58	466
Lululemon Athletica, Inc.(1)	206	75,056
LVMH Moet Hennessy Louis Vuitton SE	155	142,034
Marriott International, Inc. - Class A	353	58,663
Mattel, Inc.(1)	18	326
McDonald’s Corp.	651	181,917
MercadoLibre, Inc.(1)	122	160,401
Mister Car Wash, Inc.(1)	7	60
Mobileye Global, Inc. - Class A(1)	727	31,449
NIKE, Inc. - Class B	1,128	138,353
Nordstrom, Inc.	10	168
Norwegian Cruise Line Holdings Ltd.(1)	4	51
NVR, Inc.(1)(2)	0	1,276
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	0	17
O’Reilly Automotive, Inc.(1)	3	2,304

Planet Fitness, Inc. - Class A(1)	7	508
Polaris, Inc.	4	484
Pool Corp.	4	1,402
PulteGroup, Inc.	10	560
RH(1)	1	186
Ross Stores, Inc.	16	1,646
Six Flags Entertainment Corp.(1)	4	109
Skechers USA, Inc. - Class A(1)	2	104
Starbucks Corp.	2,200	229,107
Tapestry, Inc.	4	154
Tesla, Inc.(1)	1,183	245,435
TJX Companies, Inc.	125	9,809
Toll Brothers, Inc.	6	359
TopBuild Corp.(1)	3	598
Tractor Supply Co.	12	2,797
Travel + Leisure Co.	6	237
Ulta Beauty, Inc.(1)	16	8,802
Vail Resorts, Inc.	4	954
Victoria’s Secret & Co.(1)	6	213
Wayfair, Inc. - Class A(1)	6	194
Wendy’s Co.	18	399
Williams-Sonoma, Inc.	6	687
Wyndham Hotels & Resorts, Inc.	6	436
Wynn Resorts Ltd.(1)	1	149
YETI Holdings, Inc.(1)	9	379
Yum! Brands, Inc.	1,975	260,849

Total Consumer Discretionary		2,968,339

Consumer Staples – 5.71%
BJ’s Wholesale Club Holdings, Inc.(1)	9	693
Boston Beer Co., Inc. - Class A(1)	1	323
Brown-Forman Corp. - Class A	3	181
Brown-Forman Corp. - Class B	12	750
Church & Dwight Co., Inc.	12	1,047
Clorox Co.	11	1,734
Coca-Cola Co.	2,845	176,501
Colgate-Palmolive Co.	55	4,128
Costco Wholesale Corp.	252	125,329
Darling Ingredients, Inc.(1)	1	69
Dollar General Corp.	1,444	303,820
Dollar Tree, Inc.(1)	7	1,009
Estee Lauder Companies, Inc. - Class A	453	111,719
Freshpet, Inc.(1)	3	179
Grocery Outlet Holding Corp.(1)	1	16
Hershey Co.	14	3,474
Kellogg Co.	15	1,010
Kimberly-Clark Corp.	22	2,895
Lamb Weston Holdings, Inc.	15	1,617
L’Oreal SA	149	66,497
Mondelez International, Inc. - Class A	1,426	99,424
Monster Beverage Corp.(1)	73	3,947
Olaplex Holdings, Inc.(1)	13	57
PepsiCo, Inc.	126	22,969
Performance Food Group Co.(1)	5	311
Pilgrim’s Pride Corp.(1)	3	64
Procter & Gamble Co.	1,191	177,127
Sysco Corp.	1,193	92,123
Target Corp.	28	4,559

Total Consumer Staples		1,203,572

Energy – 1.88%
Antero Resources Corp.(1)	20	459
Cheniere Energy, Inc.	15	2,420
Chevron Corp.	878	143,214
ConocoPhillips	1,391	138,050
Coterra Energy, Inc.	14	341
Devon Energy Corp.	34	1,727
Diamondback Energy, Inc.	11	1,489
Enviva, Inc.	3	89
EOG Resources, Inc.	46	5,285
Halliburton Co.	44	1,385
Hess Corp.	24	3,151
New Fortress Energy, Inc. - Class A	6	171
Occidental Petroleum Corp.	71	4,413
ONEOK, Inc.	6	353
Ovintiv, Inc.	19	686
PDC Energy, Inc.	5	345
Pioneer Natural Resources Co.	125	25,451
Range Resources Corp.	17	462
Schlumberger NV	1,289	63,275
Southwestern Energy Co.(1)	9	46
Targa Resources Corp.	24	1,768
Texas Pacific Land Corp.	1	1,053

Total Energy		395,633

Financials – 15.80%
Adyen NV(1)(3)	31	49,887
American Express Co.	2,378	392,250
Ameriprise Financial, Inc.	7	2,227
Aon Plc - Class A	828	261,155
Apollo Global Management, Inc.	40	2,497
Arch Capital Group Ltd.(1)	12	838
Ares Management Corp. - Class A	16	1,374

Arthur J. Gallagher & Co.	3	495
Assurant, Inc.(2)	0	33
Bank of America Corp.	7,377	210,976
Blackstone, Inc. - Class A	77	6,721
Blue Owl Capital, Inc. - Class A	45	501
Brown & Brown, Inc.	2	119
Charles Schwab Corp.	91	4,766
Commerce Bancshares, Inc.	919	53,636
Credit Acceptance Corp.(1)(2)	0	27
Erie Indemnity Co. - Class A	2	465
Euronet Worldwide, Inc.(1)	4	436
Everest Re Group Ltd.	1	459
FactSet Research Systems, Inc.	4	1,691
First Citizens BancShares, Inc. - Class A(2)	0	300
Fiserv, Inc.(1)	6	664
FleetCor Technologies, Inc.(1)	896	188,840
Goldman Sachs Group, Inc.	373	121,901
Intercontinental Exchange, Inc.	2,014	209,990
Jack Henry & Associates, Inc.	8	1,180
Lincoln National Corp.	4	89
LPL Financial Holdings, Inc.	9	1,728
Markel Corp.(1)(2)	0	420
MarketAxess Holdings, Inc.	4	1,563
Marsh & McLennan Companies, Inc.	921	153,367
Mastercard, Inc. - Class A	387	140,792
Moody’s Corp.	77	23,601
Morningstar, Inc.	2	485
MSCI, Inc. - Class A	531	297,278
PayPal Holdings, Inc.(1)	38	2,875
Progressive Corp.	55	7,837
Raymond James Financial, Inc.	2	160
RenaissanceRe Holdings Ltd.	2	500
Rocket Companies, Inc. - Class A(1)	8	72
Ryan Specialty Holdings, Inc. - Class A(1)	9	364
S&P Global, Inc.	852	293,629
Shift4 Payments, Inc. - Class A(1)	6	418
Toast, Inc. - Class A(1)	27	478
Tradeweb Markets, Inc. - Class A	7	571
Upstart Holdings, Inc.(1)	1	18
UWM Holdings Corp.	10	49
Visa, Inc. - Class A	3,488	786,439
Wells Fargo & Co.	2,811	105,062
Western Alliance Bancorp	7	239
Western Union Co.	12	134
WEX, Inc.(1)	3	613

Total Financials		3,332,209

Healthcare – 17.20%
10X Genomics, Inc. - Class A(1)	9	493
Abbott Laboratories	359	36,320
AbbVie, Inc.	191	30,379
Agilent Technologies, Inc.	29	3,963
agilon health, Inc.(1)	19	442
Align Technology, Inc.(1)	6	2,109
Alnylam Pharmaceuticals, Inc.(1)	13	2,663
AmerisourceBergen Corp. - Class A	18	2,820
Amgen, Inc.	48	11,695
AstraZeneca Plc - ADR	591	41,006
Avantor, Inc.(1)	61	1,289
Baxter International, Inc.	8	335
Bio-Techne Corp.	17	1,247
Boston Scientific Corp.(1)	2,629	131,511
Bruker Corp.	11	903
Catalent, Inc.(1)	6	397
Certara, Inc.(1)	8	191
Charles River Laboratories International, Inc.(1)	5	1,018
Chemed Corp.	1	297
Cigna Group	5	1,290
Danaher Corp.	2,040	514,132
DaVita, Inc.(1)	6	485
Definitive Healthcare Corp. - Class A(1)	1	15
DexCom, Inc.(1)	42	4,826
Doximity, Inc. - Class A(1)	6	180
Edwards Lifesciences Corp.(1)	67	5,510
Elevance Health, Inc.	8	3,617
Eli Lilly & Co.	403	138,360
Exact Sciences Corp.(1)	4	240
Exelixis, Inc.(1)	30	575
GE HealthCare Technologies, Inc.(1)	2	178
Globus Medical, Inc. - Class A(1)(2)	0	26
Guardant Health, Inc.(1)	11	246
HCA Healthcare, Inc.	1	380
Horizon Therapeutics Plc(1)	22	2,410
Humana, Inc.	203	98,618
ICU Medical, Inc.(1)(2)	0	71
IDEXX Laboratories, Inc.(1)	9	4,430
Incyte Corp.(1)	17	1,229
Insulet Corp.(1)	7	2,356
Intuitive Surgical, Inc.(1)	1,165	297,719
Ionis Pharmaceuticals, Inc.(1)	14	492
IQVIA Holdings, Inc.(1)	1,516	301,472

Johnson & Johnson	1,873	290,314
Maravai LifeSciences Holdings, Inc. - Class A(1)	12	165
Masimo Corp.(1)	4	718
McKesson Corp.	3	1,059
Medtronic Plc	878	70,764
Merck & Co., Inc.	114	12,163
Mettler-Toledo International, Inc.(1)	2	3,627
Moderna, Inc.(1)	2	325
Molina Healthcare, Inc.(1)	5	1,278
Natera, Inc.(1)	10	540
Neurocrine Biosciences, Inc.(1)	10	1,043
Novavax, Inc.(1)	8	57
Novo Nordisk A/S - ADR	549	87,447
Novocure Ltd.(1)	11	673
Penumbra, Inc.(1)	4	1,080
Regeneron Pharmaceuticals, Inc.(1)	270	221,701
Repligen Corp.(1)	4	706
ResMed, Inc.	16	3,415
Sarepta Therapeutics, Inc.(1)	9	1,254
Seagen, Inc.(1)	15	2,973
Sotera Health Co.(1)	11	193
Stryker Corp.	20	5,787
Syneos Health, Inc. - Class A(1)	2	73
Tandem Diabetes Care, Inc.(1)	7	268
Teladoc Health, Inc.(1)	1	34
Thermo Fisher Scientific, Inc.	832	479,749
Ultragenyx Pharmaceutical, Inc.(1)	6	223
UnitedHealth Group, Inc.	1,188	561,559
Veeva Systems, Inc. - Class A(1)	15	2,768
Vertex Pharmaceuticals, Inc.(1)	236	74,254
Waters Corp.(1)	6	1,962
West Pharmaceutical Services, Inc.	8	2,773
Zoetis, Inc. - Class A	896	149,205

Total Healthcare		3,628,085

Industrials – 3.86%
Advanced Drainage Systems, Inc.	7	568
AECOM	1	77
AGCO Corp.	1	113
Allegion Plc	7	799
Allison Transmission Holdings, Inc.	8	357
AO Smith Corp.	3	217
Armstrong World Industries, Inc.	3	196
Automatic Data Processing, Inc.	41	9,204
Axon Enterprise, Inc.(1)	6	1,271
Boeing Co.(1)	19	3,951
Booz Allen Hamilton Holding Corp. - Class A	14	1,311
Broadridge Financial Solutions, Inc.	11	1,666
BWX Technologies, Inc.	4	240
Carlisle Companies, Inc.	5	1,051
Caterpillar, Inc.	321	73,397
CH Robinson Worldwide, Inc.	3	339
ChargePoint Holdings, Inc.(1)	28	295
Cintas Corp.	9	4,030
Copart, Inc.(1)	46	3,460
Core & Main, Inc. - Class A(1)	2	56
CoStar Group, Inc.(1)	6	420
CSX Corp.	57	1,709
Deere & Co.	29	12,091
Delta Air Lines, Inc.(1)	69	2,398
Donaldson Co., Inc.	2	154
Driven Brands Holdings, Inc.(1)(2)	0	15
Emerson Electric Co.	20	1,737
Equifax, Inc.	7	1,327
Expeditors International of Washington, Inc.	5	588
Fastenal Co.	62	3,351
Fortune Brands Innovations, Inc.	5	276
FTI Consulting, Inc.(1)	2	308
Generac Holdings, Inc.(1)	7	723
General Electric Co.	7	624
Genpact Ltd.	10	463
Graco, Inc.	12	912
GXO Logistics, Inc.(1)	1	68
HEICO Corp.	408	69,731
HEICO Corp. - Class A	8	1,078
Honeywell International, Inc.	1,070	204,423
Howmet Aerospace, Inc.	4	173
Huntington Ingalls Industries, Inc.	1	191
IDEX Corp.	1	329
Illinois Tool Works, Inc.	30	7,213
JB Hunt Transport Services, Inc.	8	1,384
KBR, Inc.	9	516
Landstar System, Inc.	3	613
Lincoln Electric Holdings, Inc.	6	1,022
Lockheed Martin Corp.	25	11,610
Lyft, Inc. - Class A(1)	28	262
Masco Corp.	1	70
Masterbrand, Inc.(1)	5	38
Middleby Corp.(1)(2)	0	66
MSA Safety, Inc.	1	196
Nordson Corp.	1	321

Norfolk Southern Corp.	521	110,380
Northrop Grumman Corp.	37	16,897
Old Dominion Freight Line, Inc.	11	3,652
Otis Worldwide Corp.	5	462
Parker-Hannifin Corp.	3	1,048
Paychex, Inc.	35	3,987
Plug Power, Inc.(1)	29	335
Quanta Services, Inc.	8	1,396
Republic Services, Inc. - Class A	2	203
Ritchie Bros Auctioneers, Inc.	6	346
Robert Half International, Inc.	10	821
Rockwell Automation, Inc.	8	2,441
Rollins, Inc.	23	865
RXO, Inc.(1)	1	13
SiteOne Landscape Supply, Inc.(1)	3	391
Spirit AeroSystems Holdings, Inc. - Class A	11	370
Tetra Tech, Inc.	2	334
Toro Co.	11	1,253
Trane Technologies Plc	14	2,648
TransDigm Group, Inc.	2	1,574
TransUnion	15	943
Trex Co., Inc.(1)	12	574
Uber Technologies, Inc.(1)	2,586	81,963
Union Pacific Corp.	66	13,341
United Parcel Service, Inc. - Class B	71	13,720
United Rentals, Inc.	3	1,366
Valmont Industries, Inc.(2)	0	95
Verisk Analytics, Inc. - Class A	17	3,217
Vertiv Holdings Co. - Class A	5	73
Waste Management, Inc.	710	115,777
Watsco, Inc.	2	597
WESCO International, Inc.	2	383
WillScot Mobile Mini Holdings Corp. - Class A(1)	12	553
WW Grainger, Inc.	5	3,350
XPO, Inc.(1)	1	20
Xylem, Inc.	3	283

Total Industrials		814,669

Information Technology – 25.69%
Accenture Plc - Class A	363	103,814
Adobe, Inc.(1)	902	347,614
Advanced Micro Devices, Inc.(1)	827	81,032
Allegro MicroSystems, Inc.(1)	7	333
Alteryx, Inc. - Class A(1)	6	372
Amphenol Corp. - Class A	1,598	130,596
Analog Devices, Inc.	790	155,737
ANSYS, Inc.(1)	5	1,641
Apple, Inc.	3,655	602,679
Applied Materials, Inc.	982	120,659
AppLovin Corp. - Class A(1)	24	381
Arista Networks, Inc.(1)	27	4,452
Arrow Electronics, Inc.(1)(2)	0	35
Aspen Technology, Inc.(1)	3	667
Atlassian Corp. - Class A(1)	283	48,454
Autodesk, Inc.(1)	1,112	231,494
Bentley Systems, Inc. - Class B	18	778
Black Knight, Inc.(1)	2	86
Broadcom, Inc.	114	73,254
Cadence Design Systems, Inc.(1)	233	48,869
CCC Intelligent Solutions Holdings, Inc.(1)	7	67
CDW Corp.	15	2,826
Ceridian HCM Holding, Inc.(1)	3	216
Cisco Systems, Inc.	2,096	109,592
Cloudflare, Inc. - Class A(1)	31	1,883
Cognex Corp.	679	33,632
Coherent Corp.(1)	2	83
Confluent, Inc. - Class A(1)	13	316
Corning, Inc.	5	165
Crowdstrike Holdings, Inc. - Class A(1)	241	33,082
Datadog, Inc. - Class A(1)	28	2,069
Dell Technologies, Inc. - Class C	4	170
DocuSign, Inc. - Class A(1)	21	1,245
DoubleVerify Holdings, Inc. - Class Rights(1)	8	239
Dropbox, Inc. - Class A(1)	27	584
Dynatrace, Inc.(1)	23	980
Elastic NV(1)	8	489
Enphase Energy, Inc.(1)	14	2,974
Entegris, Inc.	16	1,313
EPAM Systems, Inc.(1)	6	1,760
Fair Isaac Corp.(1)	3	1,830
Five9, Inc.(1)	8	557
Fortinet, Inc.(1)	70	4,622
Gartner, Inc.(1)	8	2,703
Gen Digital, Inc.	21	365
GLOBALFOUNDRIES, Inc.(1)	2	116
Globant SA(1)	4	731
GoDaddy, Inc. - Class A(1)	2	184
HP, Inc.	50	1,457
HubSpot, Inc.(1)	5	2,139
Informatica, Inc. - Class A(1)	1	9
International Business Machines Corp.	65	8,500

Intuit, Inc.	608	271,070
Jabil, Inc.	12	1,015
Jamf Holding Corp.(1)	6	123
Keysight Technologies, Inc.(1)	18	2,896
KLA Corp.	15	5,960
Lam Research Corp.	15	7,706
Lattice Semiconductor Corp.(1)	15	1,390
Manhattan Associates, Inc.(1)	4	645
Microchip Technology, Inc.	49	4,107
Micron Technology, Inc.	22	1,335
Microsoft Corp.	5,285	1,523,630
MongoDB, Inc. - Class A(1)	7	1,658
Monolithic Power Systems, Inc.	5	2,483
National Instruments Corp.	2	99
nCino, Inc.(1)	1	29
NCR Corp.(1)	1	13
NetApp, Inc.	23	1,488
New Relic, Inc.(1)	6	424
Nutanix, Inc. - Class A(1)	13	328
NVIDIA Corp.	1,107	307,532
Okta, Inc. - Class A(1)	2	202
ON Semiconductor Corp.(1)	29	2,391
Oracle Corp.	113	10,524
Palantir Technologies, Inc. - Class A(1)	197	1,667
Palo Alto Networks, Inc.(1)	32	6,404
Paycom Software, Inc.(1)	5	1,669
Paylocity Holding Corp.(1)	4	853
Pegasystems, Inc.	5	218
Procore Technologies, Inc.(1)	6	346
PTC, Inc.(1)	11	1,472
Pure Storage, Inc. - Class A(1)	31	780
QUALCOMM, Inc.	121	15,419
RingCentral, Inc. - Class A(1)	9	275
Salesforce, Inc.(1)	2,310	461,481
SentinelOne, Inc. - Class A(1)	14	231
ServiceNow, Inc.(1)	434	201,576
Smartsheet, Inc. - Class A(1)	14	665
Snowflake, Inc. - Class A(1)	396	61,068
Splunk, Inc.(1)	17	1,673
Synopsys, Inc.(1)	16	6,346
Teradata Corp.(1)	6	235
Teradyne, Inc.	15	1,639
Texas Instruments, Inc.	67	12,471
Thoughtworks Holding, Inc.(1)	9	67
Twilio, Inc. - Class A(1)	7	470
Tyler Technologies, Inc.(1)	4	1,375
Ubiquiti, Inc.(2)	0	58
UiPath, Inc. - Class A(1)	4	77
Unity Software, Inc.(1)	18	576
Universal Display Corp.	5	723
VeriSign, Inc.(1)	1	217
VMware, Inc. - Class A(1)	11	1,401
Vontier Corp.	10	286
Wix.com Ltd.(1)	5	453
Workday, Inc. - Class A(1)	1,519	313,735
Zebra Technologies Corp. - Class A(1)	2	714
Zoom Video Communications, Inc. - Class A(1)	14	1,002
Zscaler, Inc.(1)	9	1,061

Total Information Technology		5,415,596

Materials – 3.48%
Albemarle Corp.	6	1,432
Ardagh Metal Packaging SA	4	17
Avery Dennison Corp.	342	61,145
Axalta Coating Systems Ltd.(1)	6	180
Ball Corp.	3,658	201,586
Berry Global Group, Inc.	6	369
CF Industries Holdings, Inc.	21	1,528
Chemours Co.	10	291
Crown Holdings, Inc.	11	898
Eagle Materials, Inc.	3	482
Ecolab, Inc.	1,579	261,428
FMC Corp.	5	558
Ginkgo Bioworks Holdings, Inc.(1)	14	19
Graphic Packaging Holding Co.	25	638
Linde Plc	11	3,977
Louisiana-Pacific Corp.	1	37
Martin Marietta Materials, Inc.	1	213
Mosaic Co.	4	199
MP Materials Corp.(1)	10	271
PPG Industries, Inc.	13	1,793
Royal Gold, Inc.	1	69
RPM International, Inc.	1	62
Scotts Miracle-Gro Co.	1	101
Sealed Air Corp.	16	732
Sherwin-Williams Co.	862	193,809
Southern Copper Corp.	6	464
Valvoline, Inc.	19	649
Vulcan Materials Co.	7	1,189

Total Materials		734,136

Real Estate – 2.44%
American Tower Corp.		283	57,854
Apartment Income REIT Corp.		2	57
Camden Property Trust		1	92
CBRE Group, Inc. - Class A(1)		17	1,212
Crown Castle, Inc.		47	6,228
Equinix, Inc.		369	266,223
Equity LifeStyle Properties, Inc.		12	785
Extra Space Storage, Inc.		2	268
Iron Mountain, Inc.		23	1,237
Lamar Advertising Co. - Class A		8	808
Opendoor Technologies, Inc.(1)		11	20
Prologis, Inc.		1,391	173,616
Public Storage		13	4,046
SBA Communications Corp. - Class A		3	690
Simon Property Group, Inc.		17	1,900
Zillow Group, Inc. - Class A(1)(2)		0	13
Zillow Group, Inc. - Class C(1)		1	37

Total Real Estate			515,086

Utilities – 0.00%(4)
AES Corp.		13	320
National Fuel Gas Co.		1	52
Vistra Corp.		25	601

Total Utilities			973

Total Common Stocks (Cost: $15,809,058)			20,641,183

PREFERRED STOCKS – 0.19%
Consumer Discretionary – 0.19%
Dr Ing hc F Porsche AG(1)		316	40,515

Total Consumer Discretionary			40,515

Total Preferred Stocks (Cost: $30,605)			40,515

SHORT-TERM INVESTMENTS – 2.36%
Money Market Funds – 2.36%
Goldman Sachs Financial Square Government Fund - Class I, 4.72%(5)		497,396	497,396

Total Money Market Funds (Cost: $497,396)			497,396

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.00%(4)
Citibank, London, 2.11% due 04/03/2023(2)	EUR	0	0
Citibank, New York, 4.33% due 04/03/2023		$168	168

Total Time Deposits (Cost: $168)			168

Total Short-Term Investments (Cost: $497,564)			497,564

TOTAL INVESTMENTS IN SECURITIES – 100.42% (Cost: $16,337,227)			21,179,262

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.42)%			(87,551)

TOTAL NET ASSETS – 100.00%			$21,091,711

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $49,887, which represents 0.24% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
19	NASDAQ 100 E-mini Future	Jun. 2023	$4,595	$5,054	$459
19	S&P 500 E-mini Future	Jun. 2023	3,715	3,931	216

					$675

Bridge Builder Large Cap Value Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.03%
Communication Services – 7.50%
Activision Blizzard, Inc.	34	$2,899
Alphabet, Inc. - Class A(1)	34	3,538
Alphabet, Inc. - Class C(1)	1,725	179,382
Altice USA, Inc. - Class A(1)	10	34
AMC Entertainment Holdings, Inc. - Class A(1)	22	112
AT&T, Inc.	1,806	34,770
Cable One, Inc.(2)	0	65
Comcast Corp. - Class A	5,670	214,934
DISH Network Corp. - Class A(1)	11	99
Electronic Arts, Inc.	1,029	123,926
Fox Corp. - Class A	203	6,913
Fox Corp. - Class B	6	196
Frontier Communications Parent, Inc.(1)	11	251
IAC, Inc.(1)	3	174
Interpublic Group of Companies, Inc.	17	642
Liberty Broadband Corp. - Class A(1)(2)	0	29
Liberty Broadband Corp. - Class C(1)	3	220
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	60
Liberty Media Corp.-Liberty Formula One - Class C(1)	8	577
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2	62
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5	144
Live Nation Entertainment, Inc.(1)	3	242
Lumen Technologies, Inc.	369	977
Madison Square Garden Sports Corp. - Class A(2)	0	86
Match Group, Inc.(1)	1	33
Meta Platforms, Inc. - Class A(1)	986	208,945
Netflix, Inc.(1)	227	78,356
New York Times Co. - Class A	7	279
News Corp. - Class A	2,473	42,715
News Corp. - Class B	252	4,384
Nexstar Media Group, Inc. - Class A	49	8,443
Omnicom Group, Inc.	9	818
Paramount Global - Class A(2)	0	10
Paramount Global - Class B	407	9,080
Pinterest, Inc. - Class A(1)	20	553
Roku, Inc. - Class A(1)	4	249
Sirius XM Holdings, Inc.	29	114
Take-Two Interactive Software, Inc.(1)	1	151
TEGNA, Inc.	273	4,613
T-Mobile U.S., Inc.(1)	408	59,031
TripAdvisor, Inc.(1)	4	73
Verizon Communications, Inc.	1,255	48,803
Walt Disney Co.(1)	1,118	111,947
Warner Bros Discovery, Inc.(1)	4,129	62,349

Total Communication Services		1,211,278

Consumer Discretionary – 8.80%
Academy Sports & Outdoors, Inc.	104	6,806
ADT, Inc.	8	59
Advance Auto Parts, Inc.	2	296
Aptiv Plc(1)	596	66,835
Aramark	1,762	63,069
AutoNation, Inc.(1)	352	47,360
AutoZone, Inc.(1)(2)	0	179
Bath & Body Works, Inc.	10	362
Best Buy Co., Inc.	278	21,743
Bloomin’ Brands, Inc.	260	6,661
Booking Holdings, Inc.(1)	28	75,037
BorgWarner, Inc.	160	7,852
Boyd Gaming Corp.	3	208
Bright Horizons Family Solutions, Inc.(1)	2	136
Brunswick Corp.	3	217
Burlington Stores, Inc.(1)(2)	0	32
Caesars Entertainment, Inc.(1)	3	134

Capri Holdings Ltd.(1)	6	268
CarMax, Inc.(1)	6	389
Carnival Corp.(1)	42	428
Carter’s, Inc.	74	5,338
Columbia Sportswear Co.	1	134
Compass Group Plc	4,368	109,782
Darden Restaurants, Inc.	1	229
Deckers Outdoor Corp.(1)(2)	0	65
Dick’s Sporting Goods, Inc.	70	9,948
Domino’s Pizza, Inc.(2)	0	136
DoorDash, Inc. - Class A(1)	1	86
DR Horton, Inc.	7	635
eBay, Inc.	268	11,898
Foot Locker, Inc.	126	4,986
Ford Motor Co.	1,044	13,155
GameStop Corp. - Class A(1)	12	269
Gap, Inc.	9	88
Garmin Ltd.	7	673
General Motors Co.	430	15,772
Gentex Corp.	10	292
Genuine Parts Co.	6	924
Grand Canyon Education, Inc.(1)	1	154
H&R Block, Inc.	1	36
Hanesbrands, Inc.	14	76
Harley-Davidson, Inc.	180	6,827
Hasbro, Inc.	6	307
Hilton Worldwide Holdings, Inc.	3	451
Home Depot, Inc.	228	67,430
Hyatt Hotels Corp. - Class A(1)	2	239
Kohl’s Corp.	686	16,141
Las Vegas Sands Corp.(1)	1,990	114,310
La-Z-Boy, Inc.	211	6,127
Lear Corp.	3	358
Leggett & Platt, Inc.	6	185
Lennar Corp. - Class A	85	8,935
Lennar Corp. - Class B	1	67
Leslie’s, Inc.(1)	1	6
Lithia Motors, Inc. - Class A	101	23,085
LKQ Corp.	11	617
Lowe’s Companies, Inc.	4	723
Lucid Group, Inc.(1)	2	12
Macy’s, Inc.	195	3,408
Marriott International, Inc. - Class A	490	81,355
Marriott Vacations Worldwide Corp.	269	36,328
Mattel, Inc.(1)	1,085	19,970
McDonald’s Corp.	423	118,384
MGM Resorts International	1,083	48,096
Mister Car Wash, Inc.(1)	1	10
Mohawk Industries, Inc.(1)	2	231
Newell Brands, Inc.	16	198
NIKE, Inc. - Class B	977	119,848
Nordstrom, Inc.	90	1,466
Norwegian Cruise Line Holdings Ltd.(1)	17	227
NVR, Inc.(1)(2)	0	195
Ollie’s Bargain Outlet Holdings, Inc.(1)	3	146
O’Reilly Automotive, Inc.(1)	2	1,365
Peloton Interactive, Inc. - Class A(1)	13	145
Penn Entertainment, Inc.(1)	6	192
Penske Automotive Group, Inc.	92	13,079
Petco Health & Wellness Co., Inc. - Class A(1)	4	34
Planet Fitness, Inc. - Class A(1)	1	79
Polaris, Inc.	1	61
PulteGroup, Inc.	164	9,555
PVH Corp.	83	7,381
QuantumScape Corp. - Class A(1)	12	95
Ralph Lauren Corp. - Class A	2	211
RH(1)	1	129
Rivian Automotive, Inc. - Class A(1)	23	350
Ross Stores, Inc.	9	902
Royal Caribbean Cruises Ltd.(1)	10	622
SeaWorld Entertainment, Inc.(1)	940	57,656
Service Corp. International	7	450

Six Flags Entertainment Corp.(1)	2	42
Skechers USA, Inc. - Class A(1)	5	240
Sleep Number Corp.(1)	63	1,928
Starbucks Corp.	32	3,334
Tapestry, Inc.	9	381
Tempur Sealy International, Inc.	7	292
Thor Industries, Inc.	81	6,469
TJX Companies, Inc.	1,983	155,382
Toll Brothers, Inc.	2	144
TopBuild Corp.(1)(2)	0	48
Travel + Leisure Co.	1	45
Under Armour, Inc. - Class A(1)	8	78
Under Armour, Inc. - Class C(1)	9	73
Vail Resorts, Inc.(2)	0	24
VF Corp.	15	347
Victoria’s Secret & Co.(1)	1	31
Wayfair, Inc. - Class A(1)	1	37
Whirlpool Corp.	70	9,229
Williams-Sonoma, Inc.	1	68
Wyndham Hotels & Resorts, Inc.	1	74
Wynn Resorts Ltd.(1)	4	441
Yum! Brands, Inc.	11	1,443

Total Consumer Discretionary		1,420,885

Consumer Staples – 8.07%
Albertsons Companies, Inc. - Class A	382	7,934
Altria Group, Inc.	1,942	86,674
Archer-Daniels-Midland Co.	128	10,162
BJ’s Wholesale Club Holdings, Inc.(1)	2	164
Brown-Forman Corp. - Class A	1	46
Brown-Forman Corp. - Class B	3	216
Bunge Ltd.	64	6,141
Campbell Soup Co.	8	467
Casey’s General Stores, Inc.	2	347
Church & Dwight Co., Inc.	6	514
Clorox Co.	1	149
Coca-Cola Co.	1,417	87,867
Colgate-Palmolive Co.	1,432	107,594
Conagra Brands, Inc.	1,528	57,379
Constellation Brands, Inc. - Class A	76	17,133
Costco Wholesale Corp.	146	72,442
Coty, Inc. - Class A(1)	16	191
Darling Ingredients, Inc.(1)	7	385
Diageo Plc - ADR	361	65,451
Dollar General Corp.	261	54,826
Dollar Tree, Inc.(1)	6	895
Edgewell Personal Care Co.	115	4,892
Flowers Foods, Inc.	8	216
Freshpet, Inc.(1)	1	63
General Mills, Inc.	26	2,198
Grocery Outlet Holding Corp.(1)	4	107
Heineken Holding NV	826	75,813
Herbalife Nutrition Ltd.(1)	208	3,344
Hershey Co.	1	219
Hormel Foods Corp.	12	495
Ingredion, Inc.	91	9,266
J.M. Smucker Co.	44	6,918
Kellogg Co.	5	334
Keurig Dr Pepper, Inc.	38	1,325
Kimberly-Clark Corp.	303	40,632
Kraft Heinz Co.	314	12,160
Kroger Co.	411	20,271
McCormick & Co., Inc.	11	903
Molson Coors Beverage Co. - Class B	278	14,354
Mondelez International, Inc. - Class A	124	8,612
Monster Beverage Corp.(1)	2	124
PepsiCo, Inc.	578	105,278
Performance Food Group Co.(1)	5	282
Philip Morris International, Inc.	2,263	220,050
Pilgrim’s Pride Corp.(1)	1	21
Post Holdings, Inc.(1)	2	214
Procter & Gamble Co.	734	109,089
Reynolds Consumer Products, Inc.	2	64

Seaboard Corp.(2)	0	34
Spectrum Brands Holdings, Inc.	2	121
Sprouts Farmers Market, Inc.(1)	290	10,162
Target Corp.	9	1,508
Tyson Foods, Inc. - Class A	511	30,339
US Foods Holding Corp.(1)	9	330
Walgreens Boots Alliance, Inc.	238	8,242
Walmart, Inc.	253	37,281

Total Consumer Staples		1,302,238

Energy – 5.46%
Antero Midstream Corp.	15	161
Antero Resources Corp.(1)	4	92
APA Corp.	220	7,939
Baker Hughes Co. - Class A	41	1,193
Cheniere Energy, Inc.	5	738
Chesapeake Energy Corp.	76	5,787
Chevron Corp.	146	23,892
Civitas Resources, Inc.	86	5,846
ConocoPhillips	53	5,298
Coterra Energy, Inc.	29	714
Devon Energy Corp.	15	744
Diamondback Energy, Inc.	3	449
DT Midstream, Inc.	4	212
Enbridge, Inc.	208	7,944
EOG Resources, Inc.	1,139	130,548
EQT Corp.	16	509
Exxon Mobil Corp.	952	104,418
Halliburton Co.	1,764	55,801
Hess Corp.	868	114,840
HF Sinclair Corp.	190	9,176
Kinder Morgan, Inc.	87	1,522
Marathon Oil Corp.	287	6,874
Marathon Petroleum Corp.	117	15,825
NOV, Inc.	17	313
Occidental Petroleum Corp.	6	382
ONEOK, Inc.	17	1,101
Ovintiv, Inc.	3	106
PDC Energy, Inc.	2	120
Phillips 66	706	71,616
Pioneer Natural Resources Co.	345	70,433
Range Resources Corp.	4	98
Schlumberger NV	2,091	102,666
Southwestern Energy Co.(1)	45	226
Suncor Energy, Inc.	68	2,124
TC Energy Corp.	717	27,892
TotalEnergies SE - ADR	294	17,386
TotalEnergies SE	1,092	64,404
Valero Energy Corp.	95	13,222
Vitesse Energy, Inc.	207	3,942
Williams Companies, Inc.	180	5,384

Total Energy		881,937

Financials – 18.96%
Affiliated Managers Group, Inc.	32	4,568
Affirm Holdings, Inc. - Class A(1)	11	119
Aflac, Inc.	235	15,179
AGNC Investment Corp.	25	255
Allstate Corp.	437	48,464
Ally Financial, Inc.	13	324
American Express Co.	763	125,796
American Financial Group, Inc.	51	6,205
American International Group, Inc.	2,324	117,059
Ameriprise Financial, Inc.	59	17,981
Annaly Capital Management, Inc.	148	2,823
Aon Plc - Class A	1	165
Apollo Global Management, Inc.	114	7,194
Arch Capital Group Ltd.(1)	1,590	107,944
Ares Capital Corp.	394	7,199
Arthur J. Gallagher & Co.	8	1,543
Assurant, Inc.	2	247
Assured Guaranty Ltd.	2	123
Axis Capital Holdings Ltd.	776	42,330
Bank of America Corp.	3,674	105,064

Bank of Hawaii Corp.	2	86
Bank of New York Mellon Corp.	330	14,984
Bank OZK	5	172
BankUnited, Inc.	162	3,647
Berkshire Hathaway, Inc. - Class B(1)	483	149,197
BlackRock, Inc. - Class A	6	4,329
Block, Inc. - Class A(1)	23	1,610
BOK Financial Corp.	1	100
Brighthouse Financial, Inc.(1)	3	128
Brown & Brown, Inc.	9	543
Capital One Financial Corp.	135	12,977
Carlyle Group, Inc.	282	8,751
CBOE Global Markets, Inc.	5	615
Charles Schwab Corp.	272	14,246
Chubb Ltd.	952	184,801
Cincinnati Financial Corp.	7	760
Citigroup, Inc.	731	34,257
Citizens Financial Group, Inc.	395	12,010
CME Group, Inc. - Class A	368	70,509
CNA Financial Corp.	140	5,454
Coinbase Global, Inc. - Class A(1)	7	469
Columbia Banking System, Inc.	9	201
Comerica, Inc.	6	250
Commerce Bancshares, Inc.	5	288
Credit Acceptance Corp.(1)(2)	0	113
Cullen/Frost Bankers, Inc.	3	269
Discover Financial Services	70	6,885
East West Bancorp, Inc.	1,054	58,518
Equitable Holdings, Inc.	1,609	40,840
Erie Indemnity Co. - Class A(2)	0	59
Essent Group Ltd.	99	3,977
Euronet Worldwide, Inc.(1)	1	64
Evercore, Inc. - Class A	1	173
Everest Re Group Ltd.	20	7,008
F&G Annuities & Life, Inc.	1	13
Fidelity National Financial, Inc.	11	395
Fidelity National Information Services, Inc.	1,152	62,601
Fifth Third Bancorp	1,204	32,074
First American Financial Corp.	4	230
First Citizens BancShares, Inc. - Class A(2)	0	365
First Hawaiian, Inc.	6	122
First Horizon Corp.	23	407
First Republic Bank	8	107
Fiserv, Inc.(1)	932	105,388
FNB Corp.	431	5,001
Franklin Resources, Inc.	132	3,546
Global Payments, Inc.	11	1,206
Globe Life, Inc.	4	426
Goldman Sachs Group, Inc.	298	97,347
Hanover Insurance Group, Inc.	1	191
Hartford Financial Services Group, Inc.	602	41,974
Huntington Bancshares, Inc.	2,706	30,306
Interactive Brokers Group, Inc. - Class A	4	332
Intercontinental Exchange, Inc.	24	2,510
Invesco Ltd.	16	260
Janus Henderson Group Plc	6	155
Jefferies Financial Group, Inc.	2,083	66,107
JPMorgan Chase & Co.	433	56,404
Kemper Corp.	3	152
KeyCorp	365	4,569
KKR & Co., Inc. - Class Miscella	25	1,316
Lazard Ltd. - Class A	4	128
Lincoln National Corp.	131	2,945
Loews Corp.	491	28,466
M&T Bank Corp.	438	52,332
Markel Corp.(1)(2)	0	572
Marsh & McLennan Companies, Inc.	588	97,983
Mastercard, Inc. - Class A	248	90,243
MetLife, Inc.	967	56,026
MGIC Investment Corp.	187	2,515
Moody’s Corp.(2)	0	119
Morgan Stanley	1,386	121,726

Morningstar, Inc.(2)	0	26
MSCI, Inc. - Class A	1	477
Nasdaq, Inc.	15	813
Navient Corp.	415	6,636
New York Community Bancorp, Inc.	30	267
Northern Trust Corp.	526	46,324
Old Republic International Corp.	12	302
OneMain Holdings, Inc. - Class A	5	191
PacWest Bancorp	5	44
PayPal Holdings, Inc.(1)	34	2,613
Pinnacle Financial Partners, Inc.	3	182
PNC Financial Services Group, Inc.	954	121,222
Popular, Inc.	3	180
Primerica, Inc.	2	275
Principal Financial Group, Inc.	10	779
Progressive Corp.	3	470
Prosperity Bancshares, Inc.	4	233
Prudential Financial, Inc.	16	1,319
Radian Group, Inc.	253	5,594
Raymond James Financial, Inc.	78	7,254
Regions Financial Corp.	676	12,549
Reinsurance Group of America, Inc. - Class A	3	388
RenaissanceRe Holdings Ltd.	1	170
Rithm Capital Corp.	552	4,419
Robinhood Markets, Inc. - Class A(1)	25	245
Rocket Companies, Inc. - Class A(1)	2	22
S&P Global, Inc.	14	4,839
SEI Investments Co.	5	263
SLM Corp.	11	134
SoFi Technologies, Inc.(1)	34	207
Starwood Property Trust, Inc.	12	210
State Street Corp.	294	22,222
Stifel Financial Corp.	4	263
Synchrony Financial	1,545	44,933
Synovus Financial Corp.	6	186
T Rowe Price Group, Inc.	10	1,075
TFS Financial Corp.	2	26
Tradeweb Markets, Inc. - Class A	2	143
Travelers Companies, Inc.	10	1,752
Truist Financial Corp.	197	6,706
Unum Group	9	339
Upstart Holdings, Inc.(1)	2	32
US Bancorp	3,685	132,860
Virtu Financial, Inc. - Class A	4	76
Visa, Inc. - Class A	871	196,476
Voya Financial, Inc.	91	6,470
Webster Financial Corp.	8	304
Wells Fargo & Co.	3,585	133,997
Western Alliance Bancorp	2	61
Western Union Co.	320	3,567
WEX, Inc.(1)(2)	0	90
White Mountains Insurance Group Ltd.(2)	0	169
Willis Towers Watson Plc	287	66,660
Wintrust Financial Corp.	3	197
WR Berkley Corp.	9	555
Zions Bancorp N.A.	194	5,805

Total Financials		3,059,042

Healthcare – 15.04%
10X Genomics, Inc. - Class A(1)(2)	0	25
Abbott Laboratories	239	24,217
AbbVie, Inc.	250	39,776
Acadia Healthcare Co., Inc.(1)	4	281
Agilent Technologies, Inc.	1	179
agilon health, Inc.(1)	1	21
Align Technology, Inc.(1)	1	281
Amedisys, Inc.(1)	1	98
Amgen, Inc.	75	18,107
AstraZeneca Plc - ADR	255	17,672
Avantor, Inc.(1)	2,677	56,594
Azenta, Inc.(1)	3	140
Baxter International, Inc.	1,865	75,661
Becton Dickinson & Co.	204	50,394

Biogen, Inc.(1)	57	15,926
BioMarin Pharmaceutical, Inc.(1)	8	793
Bio-Rad Laboratories, Inc. - Class A(1)	1	444
Boston Scientific Corp.(1)	62	3,114
Bristol Myers Squibb Co.	507	35,120
Cardinal Health, Inc.	301	22,740
Catalent, Inc.(1)	5	349
Centene Corp.(1)	319	20,144
Certara, Inc.(1)	2	52
Charles River Laboratories International, Inc.(1)(2)	0	26
Chemed Corp.(2)	0	222
Cigna Group	318	81,184
Cooper Companies, Inc.	2	785
CVS Health Corp.	1,243	92,369
Danaher Corp.	345	86,966
DaVita, Inc.(1)	71	5,751
Definitive Healthcare Corp. - Class A(1)	1	9
Dentsply Sirona, Inc.	9	372
Doximity, Inc. - Class A(1)	2	79
Elanco Animal Health, Inc.(1)	19	178
Elevance Health, Inc.	271	124,523
Eli Lilly & Co.	7	2,348
Encompass Health Corp.	4	236
Enhabit, Inc.(1)	2	32
Enovis Corp.(1)	2	113
Envista Holdings Corp.(1)	1,143	46,728
Exact Sciences Corp.(1)	6	423
Exelixis, Inc.(1)	2	35
GE HealthCare Technologies, Inc.(1)	321	26,367
Gilead Sciences, Inc.	333	27,667
Globus Medical, Inc. - Class A(1)	3	184
HCA Healthcare, Inc.	64	16,965
Henry Schein, Inc.(1)	6	477
Hologic, Inc.(1)	673	54,279
Horizon Therapeutics Plc(1)	1	75
Humana, Inc.	120	58,034
ICU Medical, Inc.(1)	1	111
Illumina, Inc.(1)	7	1,599
Incyte Corp.(1)	1	79
Integra LifeSciences Holdings Corp.(1)	3	181
Intuitive Surgical, Inc.(1)	1	311
Ionis Pharmaceuticals, Inc.(1)(2)	0	16
Jazz Pharmaceuticals Plc(1)	92	13,520
Johnson & Johnson	1,000	154,980
Koninklijke Philips NV	2,804	51,498
Laboratory Corp. of America Holdings	4	879
Lantheus Holdings, Inc.(1)	72	5,948
LivaNova Plc(1)	634	27,616
Masimo Corp.(1)(2)	0	91
McKesson Corp.	46	16,384
Medtronic Plc	2,824	227,664
Merck & Co., Inc.	2,256	239,968
Mirati Therapeutics, Inc.(1)	2	68
Moderna, Inc.(1)	14	2,091
Molina Healthcare, Inc.(1)	1	155
Natera, Inc.(1)(2)	0	12
Oak Street Health, Inc.(1)	5	204
Organon & Co.	105	2,464
PerkinElmer, Inc.	6	744
Perrigo Co. Plc	1,678	60,193
Pfizer, Inc.	2,666	108,768
Premier, Inc. - Class A	5	171
QIAGEN NV(1)	10	455
Quest Diagnostics, Inc.	45	6,341
QuidelOrtho Corp.(1)	2	193
Regeneron Pharmaceuticals, Inc.(1)	4	3,172
Repligen Corp.(1)	1	112
Royalty Pharma Plc - Class A	16	580
Sanofi - ADR	126	6,834
Sanofi	188	20,405
Select Medical Holdings Corp.	170	4,384
STERIS Plc	4	826

Stryker Corp.	467	133,404
Syneos Health, Inc. - Class A(1)	4	127
Tandem Diabetes Care, Inc.(1)(2)	0	9
Teladoc Health, Inc.(1)	6	165
Teleflex, Inc.	2	520
Tenet Healthcare Corp.(1)	5	273
Thermo Fisher Scientific, Inc.	15	8,637
Ultragenyx Pharmaceutical, Inc.(1)	1	24
United Therapeutics Corp.(1)	24	5,363
UnitedHealth Group, Inc.	409	193,384
Universal Health Services, Inc. - Class B	55	6,985
Vertex Pharmaceuticals, Inc.(1)	178	56,122
Viatris, Inc.	1,836	17,664
Zimmer Biomet Holdings, Inc.	282	36,476

Total Healthcare		2,426,725

Industrials – 14.85%
3M Co.	81	8,517
Acuity Brands, Inc.	47	8,635
AECOM	854	72,011
AerCap Holdings NV(1)	672	37,796
AGCO Corp.	91	12,331
Air Lease Corp. - Class A	1,432	56,376
Airbus SE	692	92,482
Alaska Air Group, Inc.(1)	91	3,811
Allegion Plc	1	88
Allison Transmission Holdings, Inc.	130	5,885
American Airlines Group, Inc.(1)	28	412
AMETEK, Inc.	10	1,466
AO Smith Corp.	4	281
Armstrong World Industries, Inc.	1	52
Atkore, Inc.(1)	91	12,756
Automatic Data Processing, Inc.	277	61,711
Avis Budget Group, Inc.(1)	1	235
Axon Enterprise, Inc.(1)	1	143
AZEK Co., Inc. - Class A(1)	5	107
Boeing Co.(1)	143	30,435
Broadridge Financial Solutions, Inc.(2)	0	63
Builders FirstSource, Inc.(1)	6	562
BWX Technologies, Inc.	1,103	69,508
CACI International, Inc. - Class A(1)	199	58,928
Canadian National Railway Co.	608	71,715
Carlisle Companies, Inc.(2)	0	72
Carrier Global Corp.	37	1,671
Caterpillar, Inc.	39	8,812
CH Robinson Worldwide, Inc.	4	366
Cintas Corp.(2)	0	109
Clarivate Plc(1)	20	186
Clean Harbors, Inc.(1)	2	314
Concentrix Corp.	2	232
Copa Holdings SA - Class A(1)	1	116
Core & Main, Inc. - Class A(1)	2	53
CoStar Group, Inc.(1)	15	1,046
Crane Holdings Co.	47	5,309
CSX Corp.	69	2,054
Cummins, Inc.	68	16,321
Curtiss-Wright Corp.	35	6,144
Deere & Co.	210	86,769
Delta Air Lines, Inc.(1)	113	3,953
Donaldson Co., Inc.	4	294
Dover Corp.	6	921
Driven Brands Holdings, Inc.(1)	3	80
Dun & Bradstreet Holdings, Inc.	11	126
Eaton Corp. Plc	17	2,983
Emerson Electric Co.	17	1,476
Equifax, Inc.	3	533
Esab Corp.	2	140
Expeditors International of Washington, Inc.	5	528
FedEx Corp.	541	123,673
Flowserve Corp.	81	2,753
Fortive Corp.	16	1,061
Fortune Brands Innovations, Inc.	4	207
FTI Consulting, Inc.(1)	1	164

Gates Industrial Corp. Plc(1)	4	58
General Dynamics Corp.	381	87,002
General Electric Co.	899	85,936
Genpact Ltd.	4	170
Graco, Inc.	2	166
GXO Logistics, Inc.(1)	4	204
Hayward Holdings, Inc.(1)	4	41
HEICO Corp.(2)	0	23
HEICO Corp. - Class A(2)	0	32
Hertz Global Holdings, Inc.(1)	9	141
Hexcel Corp.	4	254
Hillenbrand, Inc.	158	7,519
Honeywell International, Inc.	599	114,564
Howmet Aerospace, Inc.	14	614
Hubbell, Inc. - Class B	2	565
Huntington Ingalls Industries, Inc.	26	5,306
IDEX Corp.	3	624
Illinois Tool Works, Inc.	1	324
Ingersoll Rand, Inc.	18	1,039
ITT, Inc.	4	318
Jacobs Solutions, Inc.	5	640
JB Hunt Transport Services, Inc.	379	66,574
JetBlue Airways Corp.(1)	14	101
Johnson Controls International Plc	30	1,811
KBR, Inc.	2	109
Kirby Corp.(1)	3	187
Knight-Swift Transportation Holdings, Inc. - Class A	7	389
L3Harris Technologies, Inc.	224	43,891
Landstar System, Inc.(2)	0	27
Leidos Holdings, Inc.	6	543
Lennox International, Inc.	1	347
Lockheed Martin Corp.	148	70,129
Lyft, Inc. - Class A(1)	3	27
ManpowerGroup, Inc.	2	177
Masco Corp.	9	460
MasTec, Inc.(1)	3	257
Masterbrand, Inc.(1)	4	28
MDU Resources Group, Inc.	1,937	59,032
Mercury Systems, Inc.(1)	2	114
Middleby Corp.(1)	2	317
Moog, Inc. - Class A	65	6,527
MSA Safety, Inc.	1	137
MSC Industrial Direct Co., Inc. - Class A	2	166
Nordson Corp.	2	421
Norfolk Southern Corp.	10	2,103
Northrop Grumman Corp.	353	163,111
nVent Electric Plc	7	292
Oshkosh Corp.	3	242
Otis Worldwide Corp.	16	1,353
Owens Corning	96	9,183
PACCAR, Inc.	22	1,637
Parker-Hannifin Corp.	4	1,455
Pentair Plc	7	394
Plug Power, Inc.(1)	12	138
Quanta Services, Inc.	3	472
Raytheon Technologies Corp.	2,166	212,113
Regal Rexnord Corp.	3	408
Republic Services, Inc. - Class A	8	1,146
Ritchie Bros Auctioneers, Inc.	1	32
Robert Half International, Inc.	1	44
Rockwell Automation, Inc.	2	474
Rollins, Inc.	1	25
RXO, Inc.(1)	4	86
Ryder System, Inc.	102	9,067
Safran SA	598	88,544
Schneider National, Inc. - Class B	3	71
Science Applications International Corp.	42	4,479
Sensata Technologies Holding Plc	7	331
Siemens AG	209	33,908
SiteOne Landscape Supply, Inc.(1)	1	107
Snap-on, Inc.	41	10,017
Southwest Airlines Co.	678	22,064

SS&C Technologies Holdings, Inc.	10	539
Stanley Black & Decker, Inc.	871	70,169
Stericycle, Inc.(1)	323	14,106
Sunrun, Inc.(1)	9	185
Tetra Tech, Inc.	1	203
Textron, Inc.	138	9,727
Timken Co.	3	217
Trane Technologies Plc	4	767
TransDigm Group, Inc.	1	1,005
TransUnion	2	136
Uber Technologies, Inc.(1)	11	353
U-Haul Holding Co.(2)	0	24
U-Haul Holding Co. - Class B	4	189
Union Pacific Corp.	381	76,616
United Airlines Holdings, Inc.(1)	14	626
United Parcel Service, Inc. - Class B	647	125,471
United Rentals, Inc.	14	5,713
Univar Solutions, Inc.(1)	217	7,585
Valmont Industries, Inc.	1	258
Vertiv Holdings Co. - Class A	5,389	77,116
Waste Management, Inc.	1	187
Watsco, Inc.	1	213
Werner Enterprises, Inc.	137	6,223
WESCO International, Inc.	1	135
Westinghouse Air Brake Technologies Corp.	8	792
WillScot Mobile Mini Holdings Corp. - Class A(1)	4	191
Woodward, Inc.	3	248
XPO, Inc.(1)	4	129
Xylem, Inc.	7	698

Total Industrials		2,395,200

Information Technology – 7.49%
Accenture Plc - Class A	345	98,532
Advanced Micro Devices, Inc.(1)	15	1,470
Akamai Technologies, Inc.(1)	7	525
Amdocs Ltd.	74	7,105
Amkor Technology, Inc.	293	7,616
Amphenol Corp. - Class A	6	510
Analog Devices, Inc.	18	3,475
ANSYS, Inc.(1)	2	594
Applied Materials, Inc.	197	24,181
Arrow Electronics, Inc.(1)	93	11,601
Avnet, Inc.	110	4,970
BILL Holdings, Inc.(1)	4	357
Black Knight, Inc.(1)	6	349
Broadcom, Inc.	141	90,364
CCC Intelligent Solutions Holdings, Inc.(1)	5	44
Ceridian HCM Holding, Inc.(1)	5	351
Ciena Corp.(1)	6	336
Cirrus Logic, Inc.(1)	2	259
Cisco Systems, Inc.	791	41,335
Cognex Corp.	1	28
Cognizant Technology Solutions Corp. - Class A	514	31,299
Coherent Corp.(1)	5	175
Consensus Cloud Solutions, Inc.(1)	19	649
Corning, Inc.	30	1,066
Dell Technologies, Inc. - Class C	215	8,635
Diodes, Inc.(1)	77	7,180
Dolby Laboratories, Inc. - Class A	3	218
DoubleVerify Holdings, Inc. - Class Rights(1)	1	21
Dropbox, Inc. - Class A(1)	1	20
DXC Technology Co.(1)	177	4,513
F5, Inc.(1)	3	375
First Solar, Inc.(1)	5	1,016
Flex Ltd.(1)	252	5,808
Gen Digital, Inc.	15	259
GLOBALFOUNDRIES, Inc.(1)	2	145
GoDaddy, Inc. - Class A(1)	6	459
Guidewire Software, Inc.(1)	4	294
Hewlett Packard Enterprise Co.	528	8,405
HP, Inc.	599	17,583
Informatica, Inc. - Class A(1)	2	27
Intel Corp.	848	27,691

International Business Machines Corp.	67	8,805
IPG Photonics Corp.(1)	1	181
Jabil, Inc.	106	9,352
Jamf Holding Corp.(1)(2)	0	6
Juniper Networks, Inc.	14	476
Keysight Technologies, Inc.(1)	1	87
Kyndryl Holdings, Inc.(1)	9	139
Littelfuse, Inc.	1	285
Lumentum Holdings, Inc.(1)	3	167
Manhattan Associates, Inc.(1)	1	154
Marvell Technology, Inc.	37	1,607
Methode Electronics, Inc.	117	5,139
Microchip Technology, Inc.	716	60,019
Micron Technology, Inc.	38	2,318
Microsoft Corp.	588	169,658
MKS Instruments, Inc.	2	213
Motorola Solutions, Inc.	7	2,056
National Instruments Corp.	5	258
nCino, Inc.(1)	2	52
NCR Corp.(1)	5	118
Nutanix, Inc. - Class A(1)	5	126
NXP Semiconductors NV	254	47,418
Okta, Inc. - Class A(1)	6	488
ON Semiconductor Corp.(1)	7	581
Oracle Corp.	894	83,026
Paycor HCM, Inc.(1)	3	77
Procore Technologies, Inc.(1)	1	48
Qorvo, Inc.(1)	69	7,042
QUALCOMM, Inc.	1,109	141,508
Roper Technologies, Inc.	5	2,031
Salesforce, Inc.(1)	33	6,592
Samsung Electronics Co. Ltd.	1,812	89,615
Seagate Technology Holdings Plc	114	7,531
SentinelOne, Inc. - Class A(1)	2	40
Skyworks Solutions, Inc.	7	811
Snowflake, Inc. - Class A(1)	1	126
TD SYNNEX Corp.	89	8,567
TE Connectivity Ltd.	60	7,879
Teledyne Technologies, Inc.(1)	2	897
Teradata Corp.(1)	2	88
Teradyne, Inc.	1	74
Texas Instruments, Inc.	670	124,553
Trimble, Inc.(1)	11	558
Twilio, Inc. - Class A(1)	5	318
Tyler Technologies, Inc.(1)(2)	0	89
Ubiquiti, Inc.(2)	0	56
UiPath, Inc. - Class A(1)	15	256
Unity Software, Inc.(1)	3	105
VeriSign, Inc.(1)	4	758
Viasat, Inc.(1)	3	108
VMware, Inc. - Class A(1)	38	4,766
Vontier Corp.	3	73
Western Digital Corp.(1)	14	519
Wix.com Ltd.(1)	1	57
Wolfspeed, Inc.(1)	5	348
Zebra Technologies Corp. - Class A(1)	1	422
Zoom Video Communications, Inc. - Class A(1)	5	397

Total Information Technology		1,208,878

Materials – 4.49%
Air Products & Chemicals, Inc.	268	76,943
Albemarle Corp.	2	543
Alcoa Corp.	8	331
Amcor Plc	64	730
AptarGroup, Inc.	3	344
Ardagh Group SA - Class A(1)(4)	1	7
Ardagh Metal Packaging SA	4	17
Ashland, Inc.	2	220
Avery Dennison Corp.	1	251
Axalta Coating Systems Ltd.(1)	2,309	69,949
Ball Corp.	8	443
Berry Global Group, Inc.	145	8,531
Celanese Corp. - Class A	5	510

CF Industries Holdings, Inc.	671	48,607
Chemours Co.	2	73
Cleveland-Cliffs, Inc.(1)	22	405
Corteva, Inc.	31	1,884
CRH Plc - ADR	1,344	68,379
Crown Holdings, Inc.	1	55
Dow, Inc.	31	1,688
DuPont de Nemours, Inc.	668	47,930
Eagle Materials, Inc.(2)	0	47
Eastman Chemical Co.	102	8,638
Ecolab, Inc.	527	87,273
Element Solutions, Inc.	2,830	54,653
FMC Corp.	4	438
Freeport-McMoRan, Inc.	62	2,543
Ginkgo Bioworks Holdings, Inc.(1)	31	41
Graphic Packaging Holding Co.	253	6,458
Huntsman Corp.	301	8,247
Ingevity Corp.(1)	87	6,222
International Flavors & Fragrances, Inc.	178	16,405
International Paper Co.	1,166	42,062
Linde Plc	313	111,120
Louisiana-Pacific Corp.	144	7,796
LyondellBasell Industries NV - Class A	84	7,877
Martin Marietta Materials, Inc.	2	872
Mosaic Co.	13	592
NewMarket Corp.(2)	0	99
Newmont Corp.	35	1,702
Nucor Corp.	11	1,731
Olin Corp.	5	303
Packaging Corp. of America	4	548
PPG Industries, Inc.	5	641
Reliance Steel & Aluminum Co.	48	12,266
Royal Gold, Inc.	3	350
RPM International, Inc.	103	9,010
Scotts Miracle-Gro Co.	1	85
Silgan Holdings, Inc.	4	196
Sonoco Products Co.	4	264
Southern Copper Corp.	1	85
SSR Mining, Inc.	9	135
Steel Dynamics, Inc.	7	823
United States Steel Corp.	10	252
Vulcan Materials Co.	3	503
Westlake Corp.	1	163
Westrock Co.	224	6,831

Total Materials		725,111

Real Estate – 2.83%
Alexandria Real Estate Equities, Inc.	8	950
American Assets Trust, Inc.	152	2,833
American Homes 4 Rent - Class A	13	421
American Tower Corp.	244	49,955
Americold Realty Trust, Inc.	12	335
Apartment Income REIT Corp.	6	209
AvalonBay Communities, Inc.	6	1,033
Boston Properties, Inc.	7	367
Brandywine Realty Trust	330	1,563
Brixmor Property Group, Inc.	13	273
Camden Property Trust	4	431
CBRE Group, Inc. - Class A(1)	7	509
Corporate Office Properties Trust	1,728	40,979
Cousins Properties, Inc.	91	1,943
CubeSmart	10	451
Digital Realty Trust, Inc.	13	1,238
Douglas Emmett, Inc.	7	90
EastGroup Properties, Inc.	2	289
EPR Properties	3	116
Equinix, Inc.	1	726
Equity LifeStyle Properties, Inc.	3	202
Equity Residential	636	38,143
Essex Property Trust, Inc.	3	591
Extra Space Storage, Inc.	5	823
Federal Realty Investment Trust	3	343
First Industrial Realty Trust, Inc.	6	297

Gaming & Leisure Properties, Inc.	11	550
Healthcare Realty Trust, Inc. - Class A	16	317
Healthpeak Properties, Inc.	24	520
Highwoods Properties, Inc.	4	104
Host Hotels & Resorts, Inc.	444	7,327
Howard Hughes Corp.(1)	738	59,063
Hudson Pacific Properties, Inc.	5	34
Invitation Homes, Inc.	26	825
Iron Mountain, Inc.	3	165
JBG SMITH Properties	4	68
Jones Lang LaSalle, Inc.(1)	2	300
Kilroy Realty Corp.	5	167
Kimco Realty Corp.	26	510
Lamar Advertising Co. - Class A(2)	0	44
Life Storage, Inc.	4	480
Medical Properties Trust, Inc.	232	1,909
Mid-America Apartment Communities, Inc.	5	767
National Retail Properties, Inc.	8	351
National Storage Affiliates Trust	4	151
Office Properties Income Trust	132	1,620
Omega Healthcare Investors, Inc.	186	5,102
Opendoor Technologies, Inc.(1)	18	31
Park Hotels & Resorts, Inc.	9	117
Prologis, Inc.	40	5,010
Public Storage	160	48,476
Rayonier, Inc.	727	24,182
Realty Income Corp.	27	1,736
Regency Centers Corp.	7	454
Rexford Industrial Realty, Inc.	8	505
SBA Communications Corp. - Class A	4	930
Simon Property Group, Inc.	7	814
SL Green Realty Corp.	2	58
Spirit Realty Capital, Inc.	6	240
Sun Communities, Inc.	5	742
UDR, Inc.	14	582
Ventas, Inc.	17	749
VICI Properties, Inc. - Class A	2,869	93,599
Vornado Realty Trust	74	1,133
Welltower, Inc.	81	5,824
WeWork, Inc. - Class A(1)	6	5
Weyerhaeuser Co.	1,509	45,476
WP Carey, Inc.	9	700
Zillow Group, Inc. - Class A(1)	2	94
Zillow Group, Inc. - Class C(1)	6	282

Total Real Estate		457,223

Utilities – 3.54%
AES Corp.	24	570
Alliant Energy Corp.	11	579
Ameren Corp.	238	20,586
American Electric Power Co., Inc.	22	2,042
American Water Works Co., Inc.	8	1,240
Atmos Energy Corp.	6	691
Avangrid, Inc.	3	118
Brookfield Renewable Corp. - Class A	6	194
CenterPoint Energy, Inc.	1,990	58,637
CMS Energy Corp.	13	769
Consolidated Edison, Inc.	16	1,485
Constellation Energy Corp.	14	1,126
Dominion Energy, Inc.	779	43,561
DTE Energy Co.	8	915
Duke Energy Corp.	34	3,240
Edison International	17	1,165
Entergy Corp.	529	56,984
Essential Utilities, Inc.	10	437
Evergy, Inc.	10	588
Eversource Energy	15	1,183
Exelon Corp.	1,311	54,919
FirstEnergy Corp.	24	942
Hawaiian Electric Industries, Inc.	5	178
IDACORP, Inc.	2	230
National Fuel Gas Co.	96	5,532
NextEra Energy, Inc.	721	55,545

NiSource, Inc.		298	8,331
NRG Energy, Inc.		311	10,664
OGE Energy Corp.		9	325
PG&E Corp.(1)		362	5,856
Pinnacle West Capital Corp.		879	69,672
PPL Corp.		32	886
Public Service Enterprise Group, Inc.		22	1,362
Sempra Energy		342	51,734
Southern Co.		1,311	91,186
UGI Corp.		175	6,076
Vistra Corp.		382	9,171
WEC Energy Group, Inc.		14	1,311
Xcel Energy, Inc.		24	1,608

Total Utilities			571,638

Total Common Stocks (Cost: $11,713,349)			15,660,155

CONVERTIBLE PREFERRED STOCKS – 0.16%
Healthcare – 0.07%
Becton Dickinson & Co., 6.00%		225	11,196

Total Healthcare			11,196

Utilities – 0.09%
NextEra Energy, Inc., 6.93%		125	5,805
NiSource, Inc., 7.75%		89	9,311

Total Utilities			15,116

Total Convertible Preferred Stocks (Cost: $26,704)			26,312

PREFERRED STOCKS – 0.32%
Consumer Discretionary – 0.32%
Dr Ing hc F Porsche AG(1)		180	23,110
Volkswagen AG		214	29,252

Total Consumer Discretionary			52,362

Total Preferred Stocks (Cost: $50,277)			52,362

SHORT-TERM INVESTMENTS – 2.47%
Money Market Funds – 2.38%
Goldman Sachs Financial Square Government Fund - Class I, 4.72%(3)		385,073	385,073

Total Money Market Funds (Cost: $385,073)			385,073

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.09%
Brown Brothers Harriman, 1.99% due 04/03/2023(2)	SEK	0	0
Brown Brothers Harriman, 3.40% due 04/03/2023	GBP	23	29
Citibank, New York, 4.33% due 04/03/2023		$12,649	12,649
Skandinaviska Enskilda Banken AB, Stockholm, 3.40% due 04/03/2023	GBP	951	1,173

Total Time Deposits (Cost: $13,851)			13,851

Total Short-Term Investments (Cost: $398,924)			398,924

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $12,189,254)			16,137,753

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.02%			3,460

TOTAL NET ASSETS – 100.00%			$16,141,213

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $7, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
20	S&P 500 E-mini Future	Jun. 2023	$3,911	$4,138	$227

					$227

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.26%
Communication Services – 8.20%
Activision Blizzard, Inc.	77	$6,621
Alphabet, Inc. - Class A(1)	504	52,248
Alphabet, Inc. - Class C(1)	135	14,076
AT&T, Inc.	44	838
Comcast Corp. - Class A	477	18,093
DISH Network Corp. - Class A(1)	190	1,769
Electronic Arts, Inc.	74	8,967
IAC, Inc.(1)	48	2,454
Live Nation Entertainment, Inc.(1)	29	2,048
Match Group, Inc.(1)	22	838
Meta Platforms, Inc. - Class A(1)	95	20,154
Netflix, Inc.(1)	22	7,710
News Corp. - Class B	6	102
Omnicom Group, Inc.	8	788
Spotify Technology SA(1)	31	4,084
T-Mobile U.S., Inc.(1)	164	23,775
Trade Desk, Inc. - Class A(1)	29	1,776
Verizon Communications, Inc.	216	8,405
Walt Disney Co.(1)	62	6,239
Warner Bros Discovery, Inc.(1)	41	620

Total Communication Services		181,605

Consumer Discretionary – 9.47%
Amazon.com, Inc.(1)	529	54,636
Aptiv Plc(1)	97	10,903
Aramark	246	8,812
AutoZone, Inc.(1)(2)	0	470
Bath & Body Works, Inc.	9	345
Best Buy Co., Inc.	1	97
Booking Holdings, Inc.(1)	3	8,899
BorgWarner, Inc.	2	78
Caesars Entertainment, Inc.(1)	8	412
Chipotle Mexican Grill, Inc. - Class A(1)	3	5,115
Coupang, Inc. - Class A(1)	199	3,186
Darden Restaurants, Inc.(2)	0	1
Domino’s Pizza, Inc.	2	613
DR Horton, Inc.	8	748
eBay, Inc.	15	650
Ford Motor Co.	46	585
General Motors Co.	65	2,388
Hilton Worldwide Holdings, Inc.	3	490
Home Depot, Inc.	46	13,592
Las Vegas Sands Corp.(1)	251	14,427
Lithia Motors, Inc. - Class A	15	3,420
LKQ Corp.	10	577

Lowe’s Companies, Inc.	4	782
Lululemon Athletica, Inc.(1)	5	1,990
Marriott International, Inc. - Class A	19	3,183
Marriott Vacations Worldwide Corp.	35	4,738
McDonald’s Corp.	7	1,879
MGM Resorts International	164	7,277
NIKE, Inc. - Class B	42	5,170
Norwegian Cruise Line Holdings Ltd.(1)	30	404
O’Reilly Automotive, Inc.(1)	1	881
Peloton Interactive, Inc. - Class A(1)	221	2,501
Pool Corp.	1	427
PulteGroup, Inc.	3	169
Ralph Lauren Corp. - Class A	1	133
Rivian Automotive, Inc. - Class A(1)	145	2,249
Ross Stores, Inc.	106	11,293
SeaWorld Entertainment, Inc.(1)	149	9,134
Starbucks Corp.	8	847
Tapestry, Inc.	9	385
Tesla, Inc.(1)	42	8,615
TJX Companies, Inc.	219	17,135
Ulta Beauty, Inc.(1)(2)	0	131

Total Consumer Discretionary		209,767

Consumer Staples – 4.51%
Altria Group, Inc.	18	812
Archer-Daniels-Midland Co.	2	143
Campbell Soup Co.	10	524
Coca-Cola Co.	161	10,015
Colgate-Palmolive Co.	5	360
Conagra Brands, Inc.	1	26
Costco Wholesale Corp.	4	1,978
Dollar General Corp.	58	12,248
Dollar Tree, Inc.(1)	2	248
Estee Lauder Companies, Inc. - Class A	3	616
General Mills, Inc.	14	1,155
Hershey Co.	1	130
J.M. Smucker Co.(2)	0	38
Kellogg Co.	6	411
Kimberly-Clark Corp.	4	507
Kraft Heinz Co.	8	324
Kroger Co.	4	174
Mondelez International, Inc. - Class A	111	7,765
Monster Beverage Corp.(1)	138	7,448
PepsiCo, Inc.	67	12,229
Philip Morris International, Inc.	113	10,997
Procter & Gamble Co.	92	13,668
Target Corp.	4	693
Walmart, Inc.	118	17,451

Total Consumer Staples		99,960

Energy – 4.66%
Baker Hughes Co. - Class A	14	401
Chevron Corp.	109	17,735
ConocoPhillips	4	387

Coterra Energy, Inc.	28	697
Diamondback Energy, Inc.	3	444
EOG Resources, Inc.	10	1,102
EQT Corp.	79	2,536
Exxon Mobil Corp.	144	15,816
Halliburton Co.	284	8,981
Hess Corp.	112	14,815
Kinder Morgan, Inc.	191	3,345
Marathon Oil Corp.	13	322
Marathon Petroleum Corp.	4	588
Occidental Petroleum Corp.	4	240
ONEOK, Inc.	1	76
Phillips 66	102	10,379
Pioneer Natural Resources Co.	113	23,009
Schlumberger NV	5	270
Targa Resources Corp.	5	349
Valero Energy Corp.	6	845
Vitesse Energy, Inc.	29	551
Williams Companies, Inc.	10	290

Total Energy		103,178

Financials – 14.21%
Affirm Holdings, Inc. - Class A(1)	63	713
Allstate Corp.	69	7,622
American Express Co.	43	7,012
American International Group, Inc.	155	7,807
Ameriprise Financial, Inc.(2)	0	31
Aon Plc - Class A	2	761
Arthur J. Gallagher & Co.(2)	0	53
Axis Capital Holdings Ltd.	125	6,816
Bank of America Corp.	377	10,772
Berkshire Hathaway, Inc. - Class B(1)	133	41,081
BlackRock, Inc. - Class A	1	768
Capital One Financial Corp.	8	742
Charles Schwab Corp.	13	671
Chubb Ltd.	45	8,680
Citigroup, Inc.	15	686
Citizens Financial Group, Inc.	31	941
CME Group, Inc. - Class A	34	6,565
Discover Financial Services	3	338
East West Bancorp, Inc.	158	8,749
FactSet Research Systems, Inc.(2)	0	76
Fidelity National Information Services, Inc.	185	10,077
Fifth Third Bancorp(2)	0	0
First Republic Bank	9	121
Fiserv, Inc.(1)	166	18,800
Global Payments, Inc.	50	5,244
Globe Life, Inc.(2)	0	1
Goldman Sachs Group, Inc.	2	619
Hartford Financial Services Group, Inc.	54	3,787
Intercontinental Exchange, Inc.	52	5,437
Invesco Ltd.	26	431
Jefferies Financial Group, Inc.	295	9,360

JPMorgan Chase & Co.	163	21,189
KeyCorp	57	714
M&T Bank Corp.	69	8,234
Marsh & McLennan Companies, Inc.	3	571
Mastercard, Inc. - Class A	52	18,910
MetLife, Inc.	6	376
Moody’s Corp.	2	640
MSCI, Inc. - Class A	1	695
Nasdaq, Inc.	8	420
Northern Trust Corp.	70	6,205
PayPal Holdings, Inc.(1)	24	1,813
PNC Financial Services Group, Inc.	4	566
Progressive Corp.	72	10,267
Prudential Financial, Inc.	11	883
Raymond James Financial, Inc.(2)	0	0
S&P Global, Inc.	3	910
State Street Corp.	2	123
T Rowe Price Group, Inc.	12	1,385
Travelers Companies, Inc.	85	14,615
US Bancorp	201	7,243
Visa, Inc. - Class A	172	38,858
Wells Fargo & Co.	141	5,260
Willis Towers Watson Plc	44	10,260
WR Berkley Corp.(2)	0	29
Zions Bancorp N.A.(2)	0	0

Total Financials		314,927

Healthcare – 15.28%
Abbott Laboratories	9	920
AbbVie, Inc.	26	4,141
Agilent Technologies, Inc.	4	541
Align Technology, Inc.(1)	3	1,075
AmerisourceBergen Corp. - Class A(2)	0	60
Amgen, Inc.	5	1,094
Avantor, Inc.(1)	511	10,807
Baxter International, Inc.	19	764
Bayer AG - ADR	121	1,929
Becton Dickinson & Co.	63	15,649
Bio-Rad Laboratories, Inc. - Class A(1)	1	352
Bio-Techne Corp.	3	241
Boston Scientific Corp.(1)	11	549
Bristol Myers Squibb Co.	11	766
Cigna Group	59	15,002
CVS Health Corp.	91	6,753
Daiichi Sankyo Co. Ltd. - ADR	80	2,915
Danaher Corp.	4	1,061
DaVita, Inc.(1)	9	742
DexCom, Inc.(1)	3	367
Edwards Lifesciences Corp.(1)	12	1,021
Elevance Health, Inc.	27	12,397
Eli Lilly & Co.	51	17,445
Envista Holdings Corp.(1)	177	7,224
GE HealthCare Technologies, Inc.(1)	2	149

Gilead Sciences, Inc.	9	730
HCA Healthcare, Inc.	13	3,502
Hologic, Inc.(1)	102	8,262
Humana, Inc.	34	16,414
IDEXX Laboratories, Inc.(1)	2	849
Illumina, Inc.(1)	2	481
Incyte Corp.(1)	1	57
Insulet Corp.(1)	10	3,270
Intuitive Surgical, Inc.(1)	45	11,458
IQVIA Holdings, Inc.(1)	3	542
Johnson & Johnson	129	20,040
Laboratory Corp. of America Holdings	2	534
LivaNova Plc(1)	76	3,297
McKesson Corp.	3	1,056
Medtronic Plc	97	7,842
Merck & Co., Inc.	302	32,123
Penumbra, Inc.(1)	8	2,176
Perrigo Co. Plc	222	7,956
Pfizer, Inc.	220	8,974
Regeneron Pharmaceuticals, Inc.(1)	1	780
ResMed, Inc.	4	787
Stryker Corp.	80	22,709
Teleflex, Inc.(2)	0	121
Thermo Fisher Scientific, Inc.	30	17,544
UnitedHealth Group, Inc.	120	56,516
Vertex Pharmaceuticals, Inc.(1)	18	5,598
Viatris, Inc.	11	110
Zoetis, Inc. - Class A	5	851

Total Healthcare		338,543

Industrials – 9.63%
AECOM	132	11,158
AerCap Holdings NV(1)	109	6,104
AMETEK, Inc.	3	478
Automatic Data Processing, Inc.	61	13,491
Boeing Co.(1)	6	1,340
BWX Technologies, Inc.	171	10,760
CACI International, Inc. - Class A(1)	30	8,898
Canadian Pacific Railway Ltd.	72	5,525
Caterpillar, Inc.	4	868
CH Robinson Worldwide, Inc.	4	364
Copart, Inc.(1)	16	1,215
CoStar Group, Inc.(1)	10	683
CSX Corp.	41	1,226
Cummins, Inc.(2)	0	48
Deere & Co.	24	9,938
Delta Air Lines, Inc.(1)	14	489
Dover Corp.	3	481
Eaton Corp. Plc	48	8,202
Emerson Electric Co.	7	618
Fastenal Co.	2	86
FedEx Corp.	1	239
Generac Holdings, Inc.(1)	5	530

General Dynamics Corp.(2)	0	63
General Electric Co.	10	940
Honeywell International, Inc.	83	15,840
Illinois Tool Works, Inc.	5	1,147
Ingersoll Rand, Inc.	133	7,720
Jacobs Solutions, Inc.	12	1,403
JB Hunt Transport Services, Inc.	60	10,555
Johnson Controls International Plc	11	677
Lockheed Martin Corp.	3	1,436
MDU Resources Group, Inc.	306	9,319
Northrop Grumman Corp.	5	2,508
Old Dominion Freight Line, Inc.	7	2,475
Otis Worldwide Corp.	1	73
PACCAR, Inc.	7	525
Parker-Hannifin Corp.(2)	0	164
Paychex, Inc.	6	716
Pentair Plc	21	1,166
Quanta Services, Inc.(2)	0	58
Raytheon Technologies Corp.	259	25,327
Republic Services, Inc. - Class A	4	507
Rockwell Automation, Inc.	1	409
Stanley Black & Decker, Inc.	85	6,832
Textron, Inc.(2)	0	0
Trane Technologies Plc(2)	0	33
Union Pacific Corp.	16	3,258
United Parcel Service, Inc. - Class B	67	12,921
Vertiv Holdings Co. - Class A	866	12,398
Waste Management, Inc.	74	12,012
Westinghouse Air Brake Technologies Corp.(2)	0	1
WW Grainger, Inc.(2)	0	101

Total Industrials		213,325

Information Technology – 23.06%
Accenture Plc - Class A	22	6,306
Adobe, Inc.(1)	25	9,717
Advanced Micro Devices, Inc.(1)	52	5,086
Akamai Technologies, Inc.(1)	14	1,132
Amphenol Corp. - Class A	116	9,444
Analog Devices, Inc.	8	1,515
ANSYS, Inc.(1)	3	871
Apple, Inc.	701	115,632
Applied Materials, Inc.	7	851
Arista Networks, Inc.(1)	78	13,174
ASML Holding NV - Class REG	32	22,094
Atlassian Corp. - Class A(1)	28	4,771
Autodesk, Inc.(1)	4	821
Broadcom, Inc.	22	14,150
Cadence Design Systems, Inc.(1)	37	7,716
CDW Corp.	1	125
Ceridian HCM Holding, Inc.(1)	2	123
Cisco Systems, Inc.	23	1,222
Cognizant Technology Solutions Corp. - Class A	101	6,142
DXC Technology Co.(1)	21	540

Dynatrace, Inc.(1)	38	1,597
Enphase Energy, Inc.(1)	9	1,856
First Solar, Inc.(1)	3	559
Fortinet, Inc.(1)	24	1,589
HashiCorp, Inc. - Class A(1)	26	750
Hewlett Packard Enterprise Co.	8	122
Intel Corp.	18	590
International Business Machines Corp.	4	478
Intuit, Inc.	49	21,952
Lam Research Corp.	2	887
Marvell Technology, Inc.	62	2,703
Microchip Technology, Inc.	109	9,151
Micron Technology, Inc.	11	683
Microsoft Corp.	515	148,599
MongoDB, Inc. - Class A(1)	11	2,619
Motorola Solutions, Inc.	4	1,186
NVIDIA Corp.	126	35,085
NXP Semiconductors NV	2	413
ON Semiconductor Corp.(1)	5	393
Oracle Corp.	235	21,838
Palo Alto Networks, Inc.(1)	4	815
Paylocity Holding Corp.(1)	7	1,347
QUALCOMM, Inc.	63	7,979
Roper Technologies, Inc.(2)	0	113
Salesforce, Inc.(1)	49	9,753
ServiceNow, Inc.(1)	19	8,640
Synopsys, Inc.(1)	2	758
TE Connectivity Ltd.	7	957
Teledyne Technologies, Inc.(1)	8	3,543
Teradyne, Inc.	1	99
Texas Instruments, Inc.	7	1,358
Trimble, Inc.(1)	22	1,151

Total Information Technology		510,995

Materials – 4.85%
Air Products & Chemicals, Inc.	80	22,910
Amcor Plc	23	263
ArcelorMittal SA	282	8,507
Axalta Coating Systems Ltd.(1)	367	11,114
Ball Corp.	84	4,655
Corteva, Inc.	5	299
CRH Plc - ADR	223	11,344
Dow, Inc.	9	515
DuPont de Nemours, Inc.	101	7,230
Ecolab, Inc.	34	5,587
Element Solutions, Inc.	397	7,667
Freeport-McMoRan, Inc.	10	416
International Flavors & Fragrances, Inc.	15	1,424
International Paper Co.	12	424
Linde Plc	4	1,455
Martin Marietta Materials, Inc.(2)	0	37
Newmont Corp.	8	394
Nucor Corp.	5	800

PPG Industries, Inc.	80	10,703
Sherwin-Williams Co.	23	5,218
Vulcan Materials Co.	38	6,463

Total Materials		107,425

Real Estate – 2.13%
Alexandria Real Estate Equities, Inc.	1	89
American Tower Corp.	50	10,206
AvalonBay Communities, Inc.	5	814
Camden Property Trust	4	405
CBRE Group, Inc. - Class A(1)	1	76
Corporate Office Properties Trust	318	7,545
Crown Castle, Inc.	6	830
Equinix, Inc.	1	597
Equity Residential	18	1,059
Healthpeak Properties, Inc.	48	1,044
Howard Hughes Corp.(1)	99	7,924
Prologis, Inc.	8	958
Realty Income Corp.	8	533
Simon Property Group, Inc.	3	385
UDR, Inc.(2)	0	0
VICI Properties, Inc. - Class A	452	14,736

Total Real Estate		47,201

Utilities – 2.25%
AES Corp.	6	146
Ameren Corp.	9	741
American Water Works Co., Inc.	3	422
CenterPoint Energy, Inc.	290	8,553
CMS Energy Corp.(2)	0	0
Consolidated Edison, Inc.	8	805
DTE Energy Co.	2	238
Duke Energy Corp.	5	456
Entergy Corp.	76	8,217
Eversource Energy	15	1,176
Exelon Corp.	203	8,495
NextEra Energy, Inc.	36	2,807
NiSource, Inc.	6	171
PG&E Corp.(1)	24	385
Pinnacle West Capital Corp.	134	10,616
PPL Corp.	13	365
Sempra Energy	19	2,863
Southern Co.	19	1,349
WEC Energy Group, Inc.	10	948
Xcel Energy, Inc.	18	1,201

Total Utilities		49,954

Total Common Stocks (Cost: $2,024,131)		2,176,880

SHORT-TERM INVESTMENTS – 1.41%
Money Market Funds – 1.29%
Goldman Sachs Financial Square Government Fund - Class I, 4.72%(3)	28,526	28,526

Total Money Market Funds (Cost: $28,526)		28,526

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.12%
Royal Bank of Canada, Toronto, 4.33% due 04/03/2023	$2,056	2,056
Sumitomo Trust Bank, London, 4.33% due 04/03/2023	689	689

Total Time Deposits (Cost: $2,745)		2,745

Total Short-Term Investments (Cost: $31,271)		31,271

TOTAL INVESTMENTS IN SECURITIES – 99.67% (Cost: $2,055,402)		2,208,151

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.34%		7,435

TOTAL NET ASSETS – 100.00%		$2,215,586

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.27%
Communication Services – 2.65%
AdTheorent Holding Co., Inc.(1)	5	8
Anterix, Inc.(1)	1	25
Arena Group Holdings, Inc.(1)	1	5
Bandwidth, Inc. - Class A(1)	1	9
Boston Omaha Corp. - Class A(1)(2)	0	6
Cable One, Inc.	13	9,072
Cargurus, Inc. - Class A(1)	15	281
Cars.com, Inc.(1)	1	23
Charge Enterprises, Inc.(1)	18	20
Cinemark Holdings, Inc.(1)	12	184
Cogent Communications Holdings, Inc.	3	221
Consolidated Communications Holdings, Inc.(1)	1	3
DHI Group, Inc.(1)	5	21
Electronic Arts, Inc.	61	7,306
Endeavor Group Holdings, Inc. - Class A(1)	250	5,972
Entravision Communications Corp. - Class A	6	38
Eventbrite, Inc. - Class A(1)	10	87
EverQuote, Inc. - Class A(1)	3	43
Gambling.com Group Ltd.(1)	1	12
Globalstar, Inc.(1)	84	97
Gogo, Inc.(1)	1	10
Gray Television, Inc.	5	48
IDT Corp. - Class B(1)	2	57
IMAX Corp.(1)	4	81
Innovid Corp.(1)	11	15
Integral Ad Science Holding Corp.(1)	2	25
Iridium Communications, Inc.	307	19,001
John Wiley & Sons, Inc. - Class A	102	3,966
Leafly Holdings, Inc.(1)	4	2
Liberty Broadband Corp. - Class A(1)	1	83
Liberty Broadband Corp. - Class C(1)	6	473
Liberty Media Corp.-Liberty Braves - Class A(1)	2	54
Liberty Media Corp.-Liberty Braves - Class C(1)	6	186
Liberty Media Corp.-Liberty Formula One - Class A(1)(2)	0	17
Liberty Media Corp.-Liberty Formula One - Class C(1)	135	10,082
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2	60
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5	126
Live Nation Entertainment, Inc.(1)	266	18,595
Madison Square Garden Sports Corp. - Class A	1	191
Match Group, Inc.(1)	28	1,067
MediaAlpha, Inc. - Class A(1)	4	56
Nexstar Media Group, Inc. - Class A(2)	0	58
Ooma, Inc.(1)	3	42
Pinterest, Inc. - Class A(1)	520	14,182
Playstudios, Inc.(1)	5	20
Playtika Holding Corp.(1)	9	106
PubMatic, Inc. - Class A(1)	6	80
QuinStreet, Inc.(1)(2)	0	7
Quotient Technology, Inc.(1)	1	4
Reservoir Media, Inc.(1)	3	17
ROBLOX Corp. - Class A(1)	48	2,137
Roku, Inc. - Class A(1)	4	240
Shutterstock, Inc.	48	3,468
Sinclair Broadcast Group, Inc. - Class A	6	102
Spotify Technology SA(1)	35	4,647
Stagwell, Inc. - Class A(1)	1	6

Take-Two Interactive Software, Inc.(1)	191	22,801
TechTarget, Inc.(1)	4	144
Thryv Holdings, Inc.(1)	1	25
Trade Desk, Inc. - Class A(1)	47	2,841
TripAdvisor, Inc.(1)	1	16
Vimeo, Inc.(1)	21	79
Vinco Ventures, Inc.(1)	18	6
Vivid Seats, Inc. - Class A(1)	1	6
Warner Bros Discovery, Inc.(1)	184	2,781
Warner Music Group Corp. - Class A	485	16,183
Wejo Group Ltd.(1)	10	5
WideOpenWest, Inc.(1)	5	50
World Wrestling Entertainment, Inc. - Class A	139	12,656
Yelp, Inc. - Class A(1)	10	305
Ziff Davis, Inc.(1)	1	98
ZipRecruiter, Inc. - Class A(1)	194	3,094
ZoomInfo Technologies, Inc. - Class A(1)	29	719

Total Communication Services		164,553

Consumer Discretionary – 11.20%
Accel Entertainment, Inc. - Class A(1)	8	73
Acushnet Holdings Corp.	77	3,897
Advance Auto Parts, Inc.	203	24,746
aka Brands Holding Corp.(1)(2)	1	0
Allbirds, Inc. - Class A(1)	3	4
American Axle & Manufacturing Holdings, Inc.(1)	1	7
Aptiv Plc(1)	101	11,374
Arko Corp.	12	103
Asbury Automotive Group, Inc.(1)	1	194
Aterian, Inc.(1)(2)	1	0
AutoZone, Inc.(1)	2	4,447
Bath & Body Works, Inc.	436	15,949
Beachbody Co., Inc.(1)(2)	0	0
Bed Bath & Beyond, Inc.(1)	8	3
Best Buy Co., Inc.	7	515
Bloomin’ Brands, Inc.	9	240
Bluegreen Vacations Holding Corp. - Class A(2)	0	2
Boot Barn Holdings, Inc.(1)	4	331
Boyd Gaming Corp.	95	6,063
Bright Horizons Family Solutions, Inc.(1)	107	8,215
Brinker International, Inc.(1)	6	220
Brunswick Corp.	1	106
Buckle, Inc.	4	144
Build-A-Bear Workshop, Inc.	1	33
Burlington Stores, Inc.(1)	98	19,768
Caesars Entertainment, Inc.(1)	15	730
Caleres, Inc.	5	110
Camping World Holdings, Inc. - Class A	6	116
Canoo, Inc.(1)	43	28
CarMax, Inc.(1)	2	122
CarParts.com, Inc.(1)	8	41
Carriage Services, Inc. - Class A	2	57
Carvana Co. - Class A(1)	11	103
Cavco Industries, Inc.(1)	1	407
Century Casinos, Inc.(1)	3	23
Century Communities, Inc.(2)	0	23
Cheesecake Factory, Inc.	7	252
Chegg, Inc.(1)	18	296
Chico’s FAS, Inc.(1)	13	72
Children’s Place, Inc.(1)	1	44
Chipotle Mexican Grill, Inc. - Class A(1)	29	49,500
Choice Hotels International, Inc.	3	402
Churchill Downs, Inc.	4	972
Citi Trends, Inc.(1)(2)	0	1
Clarus Corp.	3	32
Columbia Sportswear Co.	42	3,799

Coursera, Inc.(1)	17	192
Cracker Barrel Old Country Store, Inc.	3	369
Crocs, Inc.(1)	58	7,285
Darden Restaurants, Inc.	10	1,479
Dave & Buster’s Entertainment, Inc.(1)	6	232
Deckers Outdoor Corp.(1)	75	33,584
Denny’s Corp.(1)	6	64
Designer Brands, Inc. - Class A	5	45
Destination XL Group, Inc.(1)	5	26
Dillard’s, Inc. - Class A	1	181
Dine Brands Global, Inc.	2	131
Domino’s Pizza, Inc.	29	9,466
DoorDash, Inc. - Class A(1)	24	1,502
Dorman Products, Inc.(1)	4	332
DR Horton, Inc.	113	11,075
DraftKings, Inc. - Class A(1)	38	729
Dream Finders Homes, Inc. - Class A(1)	3	39
Duluth Holdings, Inc. - Class B(1)	1	6
Duolingo, Inc. - Class A(1)	4	501
eBay, Inc.	8	333
Ermenegildo Zegna NV	2	26
Etsy, Inc.(1)	135	15,003
European Wax Center, Inc. - Class A	3	66
Everi Holdings, Inc.(1)	7	117
EVgo, Inc.(1)	2	16
Expedia Group, Inc.(1)	16	1,529
F45 Training Holdings, Inc.(1)	5	5
Faraday Future Intelligent Electric, Inc.(1)	42	15
Farfetch Ltd. - Class A(1)	644	3,163
First Watch Restaurant Group, Inc.(1)	1	12
Fisker, Inc.(1)	26	158
Five Below, Inc.(1)	135	27,861
Floor & Decor Holdings, Inc. - Class A(1)	47	4,600
Fox Factory Holding Corp.(1)	132	16,058
Franchise Group, Inc.	4	99
Full House Resorts, Inc.(1)	1	9
Funko, Inc. - Class A(1)	5	47
Gentherm, Inc.(1)	171	10,307
Genuine Parts Co.	1	203
Global-e Online Ltd.(1)	298	9,601
Golden Entertainment, Inc.(1)	3	127
Green Brick Partners, Inc.(1)	1	37
Groupon, Inc. - Class A(1)(2)	0	1
Guess?, Inc.	5	88
H&R Block, Inc.	13	469
Helen of Troy Ltd.(1)	3	330
Hibbett, Inc.	1	86
Hilton Grand Vacations, Inc.(1)	13	558
Hilton Worldwide Holdings, Inc.	20	2,846
Holley, Inc.(1)	8	22
Hovnanian Enterprises, Inc. - Class A(1)	1	49
Hyatt Hotels Corp. - Class A(1)	119	13,346
Inspired Entertainment, Inc.(1)	2	26
Installed Building Products, Inc.	3	399
International Game Technology Plc	3	87
iRobot Corp.(1)	3	150
Jack in the Box, Inc.(2)	0	35
KB Home	2	80
Kontoor Brands, Inc.	8	391
Krispy Kreme, Inc.	3	44
Kura Sushi USA, Inc. - Class A(1)	1	45
Las Vegas Sands Corp.(1)	13	759
Latham Group, Inc.(1)	6	17
LCI Industries	4	397
Leslie’s, Inc.(1)	1,866	20,541

LGI Homes, Inc.(1)(2)	0	23
Lindblad Expeditions Holdings, Inc.(1)(2)	0	4
LKQ Corp.	108	6,110
Lovesac Co.(1)	2	62
Lucid Group, Inc.(1)	58	468
Lululemon Athletica, Inc.(1)	45	16,569
Lulu’s Fashion Lounge Holdings, Inc.(1)	2	5
Luminar Technologies, Inc. - Class A(1)	37	240
M/I Homes, Inc.(1)(2)	0	31
Malibu Boats, Inc. - Class A(1)	3	168
Marine Products Corp.	1	14
MarineMax, Inc.(1)(2)	0	6
MasterCraft Boat Holdings, Inc.(1)	2	75
Mattel, Inc.(1)	18	329
MDC Holdings, Inc.	2	84
Meritage Homes Corp.(2)	0	37
Mister Car Wash, Inc.(1)	7	56
Mobileye Global, Inc. - Class A(1)	422	18,241
Monarch Casino & Resort, Inc.	2	144
Mullen Automotive, Inc.(1)	155	20
Murphy USA, Inc.	3	758
National Vision Holdings, Inc.(1)	129	2,440
NEOGAMES SA(1)	2	31
Nerdy, Inc.(1)	7	31
Noodles & Co. - Class A(1)	6	28
Nordstrom, Inc.	10	167
Norwegian Cruise Line Holdings Ltd.(1)	3	41
NVR, Inc.(1)(2)	0	1,243
Ollie’s Bargain Outlet Holdings, Inc.(1)	72	4,161
ONE Group Hospitality, Inc.(1)	3	24
OneSpaWorld Holdings Ltd.(1)	10	118
OneWater Marine, Inc. - Class A(1)(2)	0	3
O’Reilly Automotive, Inc.(1)	3	2,290
Oxford Industries, Inc.	2	163
Papa John’s International, Inc.	98	7,306
Patrick Industries, Inc.(2)	0	20
PetMed Express, Inc.	3	44
Planet Fitness, Inc. - Class A(1)	357	27,690
Polaris, Inc.	4	474
Pool Corp.	39	13,472
Portillo’s, Inc. - Class A(1)	5	101
PulteGroup, Inc.	10	554
Purple Innovation, Inc. - Class A(1)(2)	0	1
Ralph Lauren Corp. - Class A	65	7,525
RCI Hospitality Holdings, Inc.	1	93
RealReal, Inc.(1)	2	2
Red Rock Resorts, Inc. - Class A	3	149
Rent the Runway, Inc. - Class A(1)	7	21
Revolve Group, Inc. - Class A(1)	154	4,044
RH(1)	1	184
Rocky Brands, Inc.(2)	0	1
Ross Stores, Inc.	15	1,627
Rover Group, Inc. - Class A(1)	13	57
Rush Street Interactive, Inc.(1)	8	26
Ruth’s Hospitality Group, Inc.	5	75
Sabre Corp.(1)	10	42
Sally Beauty Holdings, Inc.(1)	14	226
SeaWorld Entertainment, Inc.(1)	3	176
Shake Shack, Inc. - Class A(1)	5	304
Six Flags Entertainment Corp.(1)	4	100
Skechers USA, Inc. - Class A(1)	200	9,489
Skyline Champion Corp.(1)	94	7,048
Sleep Number Corp.(1)	1	42
Smith & Wesson Brands, Inc.(2)	0	5
Solid Power, Inc.(1)	8	24

Sonder Holdings, Inc.(1)	27	21
Sonos, Inc.(1)	19	368
Steven Madden Ltd.	206	7,417
Stitch Fix, Inc. - Class A(1)	5	27
Stoneridge, Inc.(1)	1	12
Stride, Inc.(1)	6	241
Sturm Ruger & Co., Inc.	2	132
Sweetgreen, Inc. - Class A(1)	13	101
Tapestry, Inc.	3	146
Target Hospitality Corp.(1)	4	54
Taylor Morrison Home Corp. - Class A(1)	2	68
Texas Roadhouse, Inc. - Class A	232	25,111
ThredUp, Inc. - Class A(1)	1	4
Toll Brothers, Inc.	6	366
TopBuild Corp.(1)	73	15,245
Torrid Holdings, Inc.(1)	1	5
Tractor Supply Co.	189	44,390
Travel + Leisure Co.	6	244
TRI Pointe Homes, Inc.(1)	1	35
Udemy, Inc.(1)	10	92
Ulta Beauty, Inc.(1)	80	43,602
Under Armour, Inc. - Class C(1)	638	5,440
Universal Technical Institute, Inc.(1)	5	37
Upbound Group, Inc.	7	177
Vail Resorts, Inc.	4	947
Victoria’s Secret & Co.(1)	6	214
Visteon Corp.(1)	153	24,055
Vizio Holding Corp. - Class A(1)	10	92
Vuzix Corp.(1)	7	30
Warby Parker, Inc. - Class A(1)	12	130
Wayfair, Inc. - Class A(1)	5	184
Wendy’s Co.	18	394
Williams-Sonoma, Inc.	6	678
Wingstop, Inc.	173	31,702
Winmark Corp.	18	5,687
Wolverine World Wide, Inc.	11	192
Workhorse Group, Inc.(1)	20	27
Wyndham Hotels & Resorts, Inc.	6	437
Wynn Resorts Ltd.(1)	1	161
XPEL, Inc.(1)	3	213
Xponential Fitness, Inc. - Class A(1)	1	27
YETI Holdings, Inc.(1)	9	367
Yum! Brands, Inc.	3	454

Total Consumer Discretionary		695,392

Consumer Staples – 4.74%
22nd Century Group, Inc.(1)	24	18
Beauty Health Co.(1)	11	145
BellRing Brands, Inc.(1)	589	20,021
Benson Hill, Inc.(1)	13	15
Beyond Meat, Inc.(1)	9	146
BJ’s Wholesale Club Holdings, Inc.(1)	258	19,627
Boston Beer Co., Inc. - Class A(1)	36	11,813
BRC, Inc. - Class A(1)	4	21
Brown-Forman Corp. - Class A	3	185
Brown-Forman Corp. - Class B	11	738
Calavo Growers, Inc.	3	74
Cal-Maine Foods, Inc.	5	311
Celsius Holdings, Inc.(1)	271	25,156
Central Garden & Pet Co. - Class A(1)	1	21
Central Garden & Pet Co. - Class A(1)	2	85
Chefs’ Warehouse, Inc.(1)	4	122
Church & Dwight Co., Inc.	12	1,037
Clorox Co.	155	24,508
Coca-Cola Consolidated, Inc.	1	370
Darling Ingredients, Inc.(1)	1	66

Dollar Tree, Inc.(1)	116	16,651
Duckhorn Portfolio, Inc.(1)	6	98
elf Beauty, Inc.(1)	7	591
Energizer Holdings, Inc.	11	366
Freshpet, Inc.(1)	345	22,822
Grocery Outlet Holding Corp.(1)	209	5,904
Herbalife Nutrition Ltd.(1)	10	153
Hershey Co.	13	3,430
Hormel Foods Corp.	437	17,419
Inter Parfums, Inc.	105	14,926
J&J Snack Foods Corp.	2	331
J.M. Smucker Co.	122	19,199
John B Sanfilippo & Son, Inc.	1	81
Kellogg Co.	15	993
Lamb Weston Holdings, Inc.	345	36,043
Lancaster Colony Corp.	2	489
Local Bounti Corp.(1)	9	7
McCormick & Co., Inc.	336	27,958
Medifast, Inc.	2	165
MGP Ingredients, Inc.	93	9,019
Mission Produce, Inc.(1)	1	9
National Beverage Corp.(1)	3	180
Natural Grocers by Vitamin Cottage, Inc.	1	12
Nu Skin Enterprises, Inc. - Class A	3	117
Olaplex Holdings, Inc.(1)	12	52
Performance Food Group Co.(1)	109	6,593
Pilgrim’s Pride Corp.(1)	3	60
PriceSmart, Inc.	2	169
Rite Aid Corp.(1)	5	11
Simply Good Foods Co.(1)	115	4,558
Sovos Brands, Inc.(1)	4	67
Sprouts Farmers Market, Inc.(1)	16	547
SunOpta, Inc.(1)	13	104
Tattooed Chef, Inc.(1)	8	11
The Fresh Market, Inc.(1)(2)(4)	7	–
Thorne HealthTech, Inc.(1)	2	9
Tootsie Roll Industries, Inc.	2	94
Turning Point Brands, Inc.	2	46
United Natural Foods, Inc.(1)	1	16
USANA Health Sciences, Inc.(1)	2	109
Utz Brands, Inc.	8	139
Vector Group Ltd.	3	35
Veru, Inc.(1)	9	11
Vintage Wine Estates, Inc.(1)	1	1
Vita Coco Co., Inc.(1)	4	80
Vital Farms, Inc.(1)	5	69
WD-40 Co.	2	359

Total Consumer Staples		294,582

Energy – 2.09%
Amplify Energy Corp.(1)	4	27
Antero Resources Corp.(1)	20	454
Arch Resources, Inc.	2	288
Battalion Oil Corp.(1)	1	4
Berry Corp.	2	16
Borr Drilling Ltd.(1)	14	104
Cactus, Inc. - Class A	130	5,362
Callon Petroleum Co.(1)	6	201
Cameco Corp.	708	18,517
ChampionX Corp.	455	12,338
Cheniere Energy, Inc.	15	2,397
Chord Energy Corp.	4	489
CNX Resources Corp.(1)	1	23
Comstock Resources, Inc.	14	147
CONSOL Energy, Inc.	5	278
Coterra Energy, Inc.	184	4,507

Crescent Energy Co. - Class A	6	66
CVR Energy, Inc.	4	141
Delek US Holdings, Inc.	10	236
Denbury, Inc.(1)	90	7,865
Devon Energy Corp.	34	1,710
Diamondback Energy, Inc.	11	1,475
DMC Global, Inc.(1)	1	16
Earthstone Energy, Inc. - Class A(1)	6	82
Empire Petroleum Corp.(1)	1	17
Energy Fuels, Inc.(1)	19	106
Enerplus Corp.	498	7,174
Enviva, Inc.	3	94
Equitrans Midstream Corp.	15	84
Golar LNG Ltd.(1)	1	16
Gulfport Energy Corp.(1)	2	127
Halliburton Co.	43	1,372
Hess Corp.	24	3,111
HighPeak Energy, Inc.	1	21
Kinetik Holdings, Inc. - Class A(2)	0	7
Kosmos Energy Ltd.(1)	66	491
Liberty Energy, Inc. - Class A	20	251
Magnolia Oil & Gas Corp. - Class A	387	8,459
Matador Resources Co.	115	5,483
Murphy Oil Corp.	9	351
Nabors Industries Ltd.(1)	1	140
New Fortress Energy, Inc. - Class A	6	172
NextDecade Corp.(1)	5	25
NexTier Oilfield Solutions, Inc.(1)	26	205
Noble Corp. Plc(1)	2	87
Northern Oil & Gas, Inc.	8	248
Oceaneering International, Inc.(1)	13	235
ONEOK, Inc.	5	336
Ovintiv, Inc.	19	669
Par Pacific Holdings, Inc.(1)	7	212
Patterson-UTI Energy, Inc.	21	246
PBF Energy, Inc. - Class A	4	170
PDC Energy, Inc.	5	325
Permian Resources Corp. - Class A	723	7,590
Pioneer Natural Resources Co.	16	3,197
ProFrac Holding Corp. - Class A(1)	2	20
Range Resources Corp.	17	439
Ranger Oil Corp. - Class A	122	4,979
Riley Exploration Permian, Inc.	1	36
Ring Energy, Inc.(1)	5	9
RPC, Inc.	11	85
SandRidge Energy, Inc.(1)	4	51
SilverBow Resources, Inc.(1)	2	40
Sitio Royalties Corp. - Class A	10	235
SM Energy Co.	18	498
Solaris Oilfield Infrastructure, Inc. - Class A	5	41
Southwestern Energy Co.(1)	1,039	5,196
Talos Energy, Inc.(1)	10	152
Targa Resources Corp.	24	1,756
TechnipFMC Plc(1)	1,152	15,723
Tellurian, Inc.(1)	74	91
TETRA Technologies, Inc.(1)	18	48
Texas Pacific Land Corp.	1	1,031
Uranium Energy Corp.(1)	53	152
Ur-Energy, Inc.(1)	28	30
US Silica Holdings, Inc.(1)	2	18
VAALCO Energy, Inc.	16	73
Valaris Ltd.(1)	9	580
Vertex Energy, Inc.(1)	7	72
Vital Energy, Inc.(1)	2	110
W&T Offshore, Inc.(1)	12	60

Weatherford International Plc(1)	10	615

Total Energy		129,904

Financials – 10.42%
Ameriprise Financial, Inc.	7	2,190
AMERISAFE, Inc.	62	3,030
Apollo Global Management, Inc.	39	2,471
Arch Capital Group Ltd.(1)	12	833
Ares Management Corp. - Class A	16	1,361
Arthur J. Gallagher & Co.	162	30,906
Artisan Partners Asset Management, Inc. - Class A	6	184
Assurant, Inc.(2)	0	38
Atlanticus Holdings Corp.(1)(2)	0	9
Avantax, Inc.(1)	7	184
AvidXchange Holdings, Inc.(1)	19	148
Axos Financial, Inc.(1)	1	30
B. Riley Financial, Inc.	3	89
BancFirst Corp.	2	145
Bancorp, Inc.(1)	4	111
Bank of NT Butterfield & Son Ltd.(2)	0	13
BayCom Corp.(2)	0	5
Blue Owl Capital, Inc. - Class A	44	493
Bridgewater Bancshares, Inc.(1)	1	7
Brightsphere Investment Group, Inc.	4	103
Brown & Brown, Inc.	2	115
BRP Group, Inc. - Class A(1)	9	226
Cadence Bank	1	29
Camden National Corp.	67	2,425
Cantaloupe, Inc.(1)	5	27
Cass Information Systems, Inc.(2)	0	14
Coastal Financial Corp.(1)	2	55
Cohen & Steers, Inc.	150	9,565
Columbia Banking System, Inc.	301	6,442
Columbia Financial, Inc.(1)	2	35
Credit Acceptance Corp.(1)(2)	0	29
Cullen/Frost Bankers, Inc.	111	11,693
Curo Group Holdings Corp.	2	4
Diamond Hill Investment Group, Inc.(2)	0	70
Donnelley Financial Solutions, Inc.(1)(2)	0	11
Eastern Bankshares, Inc.	5	62
eHealth, Inc.(1)	1	9
Erie Indemnity Co. - Class A	2	458
Esquire Financial Holdings, Inc.	1	35
Euronet Worldwide, Inc.(1)	46	5,155
Everest Re Group Ltd.	171	61,089
EVERTEC, Inc.	9	305
FactSet Research Systems, Inc.	47	19,527
Farmers & Merchants Bancorp, Inc.	1	18
Federated Hermes, Inc. - Class B	13	505
First Bancorp	1	15
First Citizens BancShares, Inc. - Class A(2)	0	286
First Financial Bankshares, Inc.	19	607
First Interstate BancSystem, Inc. - Class A	238	7,104
First Merchants Corp.	245	8,057
FirstCash Holdings, Inc.	206	19,651
Five Star Bancorp	1	16
FleetCor Technologies, Inc.(1)	8	1,609
Flywire Corp.(1)	152	4,475
Focus Financial Partners, Inc. - Class A(1)	81	4,213
FVCBankcorp, Inc.(1)(2)	0	4
GCM Grosvenor, Inc. - Class A	6	43
Glacier Bancorp, Inc.	2	93
Global Payments, Inc.	438	46,084
Goosehead Insurance, Inc. - Class A(1)	2	126
Green Dot Corp. - Class A(1)(2)	0	8
Greene County Bancorp, Inc.	1	23

Hamilton Lane, Inc. - Class A	5	393
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	23
HCI Group, Inc.	1	48
Hingham Institution for Savings(2)	0	7
HomeTrust Bancshares, Inc.	1	13
Houlihan Lokey, Inc. - Class A	119	10,437
I3 Verticals, Inc. - Class A(1)	3	82
International Money Express, Inc.(1)	4	116
Investors Title Co.(2)	0	5
Jack Henry & Associates, Inc.	8	1,168
Kemper Corp.	65	3,543
Kinsale Capital Group, Inc.	100	29,950
Lakeland Financial Corp.	3	191
LendingClub Corp.(1)	1	5
LendingTree, Inc.(1)	1	40
Lincoln National Corp.	4	86
Live Oak Bancshares, Inc.	4	94
LPL Financial Holdings, Inc.	8	1,715
Markel Corp.(1)(2)	0	418
MarketAxess Holdings, Inc.	114	44,645
MarketWise, Inc.(1)	1	2
Marqeta, Inc. - Class A(1)	64	291
Metrocity Bankshares, Inc.	1	10
Metropolitan Bank Holding Corp.(1)(2)	0	6
Moelis & Co. - Class A	5	183
Moneylion, Inc.(1)	2	1
Morningstar, Inc.	2	484
MSCI, Inc. - Class A	58	32,574
Nasdaq, Inc.	375	20,494
National Bank Holdings Corp. - Class A(2)	0	13
NerdWallet, Inc. - Class A(1)	4	61
Nicolet Bankshares, Inc.(1)(2)	0	15
NMI Holdings, Inc. - Class A(1)	1	20
Northern Trust Corp.	200	17,626
Open Lending Corp. - Class A(1)	16	111
Palomar Holdings, Inc. - Class A(1)	104	5,730
Pathward Financial, Inc.	1	43
Payoneer Global, Inc.(1)	906	5,687
PennyMac Mortgage Investment Trust	3	37
Perella Weinberg Partners - Class A	5	46
Piper Sandler Companies	51	7,015
PJT Partners, Inc. - Class A	3	251
PRA Group, Inc.(1)	383	14,916
Priority Technology Holdings, Inc.(1)	3	11
PROG Holdings, Inc.(1)	1	26
Raymond James Financial, Inc.	2	156
Remitly Global, Inc.(1)	14	245
RenaissanceRe Holdings Ltd.	2	496
RLI Corp.	6	765
Rocket Companies, Inc. - Class A(1)	6	58
Ryan Specialty Holdings, Inc. - Class A(1)	877	35,287
Sculptor Capital Management, Inc. - Class A	2	14
Selective Insurance Group, Inc.	89	8,455
ServisFirst Bancshares, Inc.	7	401
Shift4 Payments, Inc. - Class A(1)	243	18,450
Silvercrest Asset Management Group, Inc. - Class A	1	22
SiriusPoint Ltd.(1)	1	10
Skyward Specialty Insurance Group, Inc.(1)(2)	0	7
StepStone Group, Inc. - Class A	8	193
Stock Yards Bancorp, Inc.	4	199
StoneCo Ltd. - Class A(1)	21	203
StoneX Group, Inc.(1)(2)	0	23
Third Coast Bancshares, Inc.(1)(2)	0	4
Toast, Inc. - Class A(1)	1,459	25,901
Tradeweb Markets, Inc. - Class A	1,035	81,801

Triumph Financial, Inc.(1)	1	65
Trupanion, Inc.(1)	6	246
UMB Financial Corp.	57	3,293
Universal Insurance Holdings, Inc.	1	11
Upstart Holdings, Inc.(1)	1	21
UWM Holdings Corp.	10	50
Value Line, Inc.(2)	0	7
Veritex Holdings, Inc.	1	17
Victory Capital Holdings, Inc. - Class A	1	19
Virtus Investment Partners, Inc.(2)	0	24
Walker & Dunlop, Inc.	3	238
West BanCorp, Inc.	1	12
Westamerica BanCorp	1	37
Western Alliance Bancorp	7	241
Western Union Co.	12	139
WEX, Inc.(1)	43	7,958
Wintrust Financial Corp.	51	3,730
WisdomTree, Inc.	19	113
World Acceptance Corp.(1)(2)	0	35
WSFS Financial Corp.	178	6,710

Total Financials		646,955

Healthcare – 21.50%
10X Genomics, Inc. - Class A(1)	9	496
23andMe Holding Co. - Class A(1)	16	35
Aadi Bioscience, Inc.(1)	2	15
Abcam Plc - ADR(1)	472	6,353
AbCellera Biologics, Inc.(1)	13	97
Acadia Healthcare Co., Inc.(1)	258	18,656
ACADIA Pharmaceuticals, Inc.(1)	18	332
Aclaris Therapeutics, Inc.(1)	9	76
Acrivon Therapeutics, Inc.(1)	1	7
Adaptive Biotechnologies Corp.(1)	1	7
Addus HomeCare Corp.(1)	1	98
ADMA Biologics, Inc.(1)	13	44
Aduro Bioteech, Inc.(1)(4)	5	13
Affimed NV(1)	19	14
Agenus, Inc.(1)	44	67
Agilent Technologies, Inc.	257	35,561
Agiliti, Inc.(1)	4	67
agilon health, Inc.(1)	417	9,896
AirSculpt Technologies, Inc.	2	8
Akero Therapeutics, Inc.(1)	42	1,614
Akoya Biosciences, Inc.(1)	2	20
Alector, Inc.(1)	9	55
Align Technology, Inc.(1)	82	27,487
Alignment Healthcare, Inc.(1)	14	91
Alkermes Plc(1)	24	675
Alnylam Pharmaceuticals, Inc.(1)	48	9,654
Alphatec Holdings, Inc.(1)	9	145
Alpine Immune Sciences, Inc.(1)	2	13
AmerisourceBergen Corp. - Class A	17	2,779
Amicus Therapeutics, Inc.(1)	292	3,234
AMN Healthcare Services, Inc.(1)	6	525
Amneal Pharmaceuticals, Inc.(1)	14	20
Amphastar Pharmaceuticals, Inc.(1)	6	209
Amylyx Pharmaceuticals, Inc.(1)	1	42
AN2 Therapeutics, Inc.(1)(2)	0	1
Anavex Life Sciences Corp.(1)	10	87
Apellis Pharmaceuticals, Inc.(1)	102	6,717
Apollo Medical Holdings, Inc.(1)	6	208
Arbutus Biopharma Corp.(1)	9	29
Arcturus Therapeutics Holdings, Inc.(1)	3	72
Arcutis Biotherapeutics, Inc.(1)	6	66
Argenx SE - ADR(1)	137	51,099
Arrowhead Pharmaceuticals, Inc.(1)	15	384

Artivion, Inc.(1)	5	65
Arvinas, Inc.(1)	7	193
Ascendis Pharma - ADR(1)	465	49,818
Atara Biotherapeutics, Inc.(1)	1	4
AtriCure, Inc.(1)	62	2,571
Atrion Corp.(2)	0	124
Aura Biosciences, Inc.(1)	3	32
Aurinia Pharmaceuticals, Inc.(1)	19	213
Avantor, Inc.(1)	60	1,277
Avid Bioservices, Inc.(1)	9	168
Axogen, Inc.(1)	6	54
Axonics, Inc.(1)	91	4,984
Axsome Therapeutics, Inc.(1)	5	291
Azenta, Inc.(1)	85	3,771
Babylon Holdings Ltd. - Class A(1)	1	3
Beam Therapeutics, Inc.(1)	9	286
BioCryst Pharmaceuticals, Inc.(1)	19	155
Biohaven Ltd.(1)	6	78
BioLife Solutions, Inc.(1)(2)	0	7
BioNTech SE - ADR	115	14,330
Bio-Rad Laboratories, Inc. - Class A(1)	29	13,892
Bio-Techne Corp.	328	24,316
Blueprint Medicines Corp.(1)	9	392
Bridgebio Pharma, Inc.(1)	10	161
Bruker Corp.	11	895
Cano Health, Inc.(1)	25	22
Cardiovascular Systems, Inc.(1)	3	65
CareDx, Inc.(1)	7	69
Cassava Sciences, Inc.(1)	6	133
Catalent, Inc.(1)	893	58,711
Catalyst Pharmaceuticals, Inc.(1)	14	235
Celldex Therapeutics, Inc.(1)	1	51
Celularity, Inc.(1)	9	6
Cerevel Therapeutics Holdings, Inc.(1)	8	207
Certara, Inc.(1)	8	197
Cerus Corp.(1)	25	74
Charles River Laboratories International, Inc.(1)	42	8,466
Chemed Corp.	1	295
Chimerix, Inc.(1)	7	9
Chinook Therapeutics, Inc.(1)	206	4,760
Clover Health Investments Corp. - Class A(1)	55	46
Codexis, Inc.(1)	9	39
Coherus Biosciences, Inc.(1)	11	77
Collegium Pharmaceutical, Inc.(1)	5	118
CONMED Corp.	89	9,283
Cooper Companies, Inc.	87	32,390
Corcept Therapeutics, Inc.(1)	13	275
CorVel Corp.(1)	1	243
Crinetics Pharmaceuticals, Inc.(1)	439	7,051
Cross Country Healthcare, Inc.(1)	1	15
CryoPort, Inc.(1)	5	127
CTI BioPharma Corp.(1)	3	13
Cutera, Inc.(1)	2	57
Cytek Biosciences, Inc.(1)	17	155
Cytokinetics, Inc.(1)	11	382
DaVita, Inc.(1)	6	478
Deciphera Pharmaceuticals, Inc.(1)	2	33
Definitive Healthcare Corp. - Class A(1)	248	2,558
Denali Therapeutics, Inc.(1)	16	368
Dentsply Sirona, Inc.	509	19,994
DexCom, Inc.(1)	572	66,412
DocGo, Inc.(1)	12	104
Doximity, Inc. - Class A(1)	5	176
Dynavax Technologies Corp. - Class A(1)	18	172
Eagle Pharmaceuticals, Inc.(1)	2	45

Edwards Lifesciences Corp.(1)	363	30,031
Eiger BioPharmaceuticals, Inc.(1)	5	5
Embecta Corp.	7	206
Enanta Pharmaceuticals, Inc.(1)(2)	0	13
Ensign Group, Inc.	8	758
Envista Holdings Corp.(1)	300	12,275
Esperion Therapeutics, Inc.(1)	11	17
Evolent Health, Inc. - Class A(1)	232	7,540
Evolus, Inc.(1)	5	42
Exact Sciences Corp.(1)	351	23,833
Exelixis, Inc.(1)	487	9,444
EyePoint Pharmaceuticals, Inc.(1)	2	4
Fate Therapeutics, Inc.(1)	12	69
FibroGen, Inc.(1)	11	214
Figs, Inc. - Class A(1)	16	100
Foghorn Therapeutics, Inc.(1)	3	18
Geron Corp.(1)	43	94
Glaukos Corp.(1)	7	336
Globus Medical, Inc. - Class A(1)	148	8,361
Gossamer Bio, Inc.(1)	9	12
GreenLight Biosciences Holdings PBC(1)	13	6
GTX, Inc.(1)(2)(4)	0	0
Guardant Health, Inc.(1)	10	245
Haemonetics Corp.(1)	7	607
Halozyme Therapeutics, Inc.(1)	580	22,161
Harmony Biosciences Holdings, Inc.(1)	4	127
HealthEquity, Inc.(1)	214	12,561
HealthStream, Inc.(1)(2)	0	8
Heron Therapeutics, Inc.(1)	15	23
Heska Corp.(1)	62	6,047
HilleVax, Inc.(1)	1	9
Hims & Hers Health, Inc.(1)	15	150
Hologic, Inc.(1)	112	9,024
Horizon Therapeutics Plc(1)	22	2,396
Humacyte, Inc.(1)	8	26
ICON Plc(1)	58	12,409
ICU Medical, Inc.(1)(2)	0	62
IDEXX Laboratories, Inc.(1)	53	26,310
IGM Biosciences, Inc.(1)	1	17
Illumina, Inc.(1)	21	4,801
ImmunityBio, Inc.(1)	9	16
Immunocore Holdings Plc - ADR(1)	38	1,889
ImmunoGen, Inc.(1)	16	61
Immunovant, Inc.(1)	139	2,158
Inari Medical, Inc.(1)	6	399
Incyte Corp.(1)	17	1,211
Inhibrx, Inc.(1)	5	89
Innovage Holding Corp.(1)(2)	0	3
Innoviva, Inc.(1)	9	106
Inogen, Inc.(1)(2)	0	3
Insmed, Inc.(1)	20	339
Inspire Medical Systems, Inc.(1)	136	31,874
Insulet Corp.(1)	52	16,567
Integra LifeSciences Holdings Corp.(1)	512	29,375
Intellia Therapeutics, Inc.(1)	8	296
Intercept Pharmaceuticals, Inc.(1)	4	48
Intra-Cellular Therapies, Inc.(1)	13	725
Ionis Pharmaceuticals, Inc.(1)	14	491
IQVIA Holdings, Inc.(1)	20	3,929
iRadimed Corp.	1	39
iRhythm Technologies, Inc.(1)	160	19,903
Ironwood Pharmaceuticals, Inc. - Class A(1)	20	213
IVERIC bio, Inc.(1)	20	486
Joint Corp.(1)	2	38
Karuna Therapeutics, Inc.(1)	31	5,542

Karyopharm Therapeutics, Inc.(1)	12	46
Keros Therapeutics, Inc.(1)	3	113
Kiniksa Pharmaceuticals Ltd. - Class A(1)	4	46
Krystal Biotech, Inc.(1)	43	3,464
Lantheus Holdings, Inc.(1)	10	825
LeMaitre Vascular, Inc.	3	150
Lexicon Pharmaceuticals, Inc.(1)	5	12
LifeStance Health Group, Inc.(1)	1	4
Ligand Pharmaceuticals, Inc.(1)	52	3,827
Liquidia Corp.(1)	4	30
LivaNova Plc(1)	55	2,390
Madrigal Pharmaceuticals, Inc.(1)	2	450
MannKind Corp.(1)	4	15
Maravai LifeSciences Holdings, Inc. - Class A(1)	12	164
Masimo Corp.(1)	4	714
Medpace Holdings, Inc.(1)	37	6,941
MeiraGTx Holdings Plc(1)(2)	0	1
Merit Medical Systems, Inc.(1)	7	519
Mesa Laboratories, Inc.	69	12,136
Mettler-Toledo International, Inc.(1)	2	3,585
Mineralys Therapeutics, Inc.(1)	1	12
Mirum Pharmaceuticals, Inc.(1)	3	63
ModivCare, Inc.(1)	1	52
Molina Healthcare, Inc.(1)	5	1,269
Morphic Holding, Inc.(1)	67	2,510
NanoString Technologies, Inc.(1)	7	64
Nano-X Imaging Ltd.(1)(2)	0	3
Natera, Inc.(1)	124	6,863
National Research Corp.	2	92
Neogen Corp.(1)	276	5,117
Neurocrine Biosciences, Inc.(1)	146	14,827
Nevro Corp.(1)	5	188
NextGen Healthcare, Inc.(1)	4	71
NGM Biopharmaceuticals, Inc.(1)	4	14
Novavax, Inc.(1)	10	67
Novocure Ltd.(1)	11	658
Nutex Health, Inc.(1)	37	37
NuVasive, Inc.(1)	105	4,324
Ocugen, Inc.(1)	32	27
Ocular Therapeutix, Inc.(1)	11	60
OmniAb, Inc.(1)	92	338
OmniAb, Inc. - Class CR3(1)(2)(4)(5)	19	–
OmniAb, Inc. - Class CR4(1)(2)(4)(5)	19	–
Omnicell, Inc.(1)	127	7,478
Oncology Institute, Inc.(1)	5	3
Opthea Ltd. - ADR(1)	163	646
OptimizeRx Corp.(1)	2	35
Option Care Health, Inc.(1)	24	776
Organogenesis Holdings, Inc. - Class A(1)	10	21
OrthoPediatrics Corp.(1)	2	100
Outlook Therapeutics, Inc.(1)	22	24
Outset Medical, Inc.(1)	7	132
Owens & Minor, Inc.(1)	1	19
Owlet, Inc.(1)	16	5
P3 Health Partners, Inc.(1)	2	2
Pacific Biosciences of California, Inc.(1)	336	3,887
Pacira BioSciences, Inc.(1)	137	5,585
Paragon 28, Inc.(1)	7	122
Patterson Companies, Inc.	10	271
Pear Therapeutics, Inc.(1)	4	1
Pennant Group, Inc.(1)	4	55
Penumbra, Inc.(1)	88	24,522
PepGen, Inc.(1)(2)	0	6
PetIQ, Inc. - Class A(1)	3	39
Phathom Pharmaceuticals, Inc.(1)	3	25

Phibro Animal Health Corp. - Class A	3	42
Phreesia, Inc.(1)	4	114
Pliant Therapeutics, Inc.(1)	85	2,267
Point Biopharma Global, Inc. - Class A(1)	12	89
Praxis Precision Medicines, Inc.(1)(2)	0	0
Precigen, Inc.(1)	13	14
Prestige Consumer Healthcare, Inc.(1)	181	11,332
Prime Medicine, Inc.(1)	1	9
Privia Health Group, Inc.(1)	8	209
PROCEPT BioRobotics Corp.(1)	53	1,499
Progyny, Inc.(1)	11	355
Prometheus Biosciences, Inc.(1)	39	4,205
Prothena Corp. Plc(1)	6	277
Provention Bio, Inc.(1)	8	189
PTC Therapeutics, Inc.(1)	8	377
Pulmonx Corp.(1)	5	57
Quanterix Corp.(1)	1	6
R1 RCM, Inc.(1)	22	329
RadNet, Inc.(1)	7	184
Rallybio Corp.(1)	2	14
RAPT Therapeutics, Inc.(1)	3	55
Reata Pharmaceuticals, Inc. - Class A(1)	36	3,235
Recursion Pharmaceuticals, Inc. - Class A(1)	2	13
Relay Therapeutics, Inc.(1)	1	19
Relmada Therapeutics, Inc.(1)	3	6
Repligen Corp.(1)	280	47,114
Replimune Group, Inc.(1)	133	2,350
ResMed, Inc.	55	12,144
Revance Therapeutics, Inc.(1)	131	4,215
REVOLUTION Medicines, Inc.(1)	2	41
Rigel Pharmaceuticals, Inc.(1)	27	35
RxSight, Inc.(1)	3	55
Sangamo Therapeutics, Inc.(1)	1	2
Sarepta Therapeutics, Inc.(1)	61	8,351
Schrodinger, Inc.(1)	78	2,049
Science 37 Holdings, Inc.(1)	7	2
Scilex Holding Co.(1)(5)	1	9
Seagen, Inc.(1)	14	2,928
Select Medical Holdings Corp.	13	332
Senseonics Holdings, Inc.(1)	69	49
Seres Therapeutics, Inc.(1)	10	57
Shockwave Medical, Inc.(1)	65	14,009
SI-BONE, Inc.(1)	5	97
SIGA Technologies, Inc.	7	41
Sight Sciences, Inc.(1)(2)	0	2
Silk Road Medical, Inc.(1)	5	214
Simulations Plus, Inc.	2	99
SomaLogic, Inc.(1)	2	6
Sotera Health Co.(1)	11	189
SpringWorks Therapeutics, Inc.(1)	111	2,850
STAAR Surgical Co.(1)	7	449
STERIS Plc	141	26,970
Supernus Pharmaceuticals, Inc.(1)	198	7,183
Surgery Partners, Inc.(1)	186	6,407
Surmodics, Inc.(1)	2	45
Syndax Pharmaceuticals, Inc.(1)	2	43
Syneos Health, Inc. - Class A(1)	2	66
Tactile Systems Technology, Inc.(1)	1	15
Tandem Diabetes Care, Inc.(1)	317	12,881
Teladoc Health, Inc.(1)	2	40
Tenon Medical, Inc.(1)	2	4
TG Therapeutics, Inc.(1)	19	291
Theravance Biopharma, Inc.(1)	8	92
Third Harmonic Bio, Inc.(1)	1	3
TransMedics Group, Inc.(1)	4	337

Travere Therapeutics, Inc. - Class Preferre(1)	8	187
Treace Medical Concepts, Inc.(1)	5	136
Twist Bioscience Corp.(1)	6	85
UFP Technologies, Inc.(1)	1	129
Ultragenyx Pharmaceutical, Inc.(1)	6	225
US Physical Therapy, Inc.	2	183
Utah Medical Products, Inc.(2)	0	47
Vaxart, Inc.(1)	3	3
Vaxcyte, Inc.(1)	87	3,277
Veeva Systems, Inc. - Class A(1)	535	98,313
Ventyx Biosciences, Inc.(1)	70	2,345
Vera Therapeutics, Inc. - Class A(1)	3	22
Vericel Corp.(1)	133	3,885
Verve Therapeutics, Inc.(1)	1	13
Vicarious Surgical, Inc.(1)	8	19
ViewRay, Inc.(1)	19	66
Viking Therapeutics, Inc.(1)	48	805
Viridian Therapeutics, Inc.(1)	4	102
VistaGen Therapeutics, Inc.(1)	18	2
Waters Corp.(1)	103	31,977
West Pharmaceutical Services, Inc.	189	65,467
Xenon Pharmaceuticals, Inc.(1)	558	19,984
Xeris Biopharma Holdings, Inc.(1)	18	30
Y-mAbs Therapeutics, Inc.(1)	5	25
Zentalis Pharmaceuticals, Inc.(1)	7	112
Zynex, Inc.(1)	3	40

Total Healthcare		1,335,503

Industrials – 18.45%
AAON, Inc.	185	17,921
AAR Corp.(1)	104	5,695
ACV Auctions, Inc. - Class A(1)	8	108
Advanced Drainage Systems, Inc.	7	559
AECOM	194	16,360
Aerojet Rocketdyne Holdings, Inc.(1)	9	493
Aerovironment, Inc.(1)	84	7,738
AGCO Corp.	94	12,694
Air Transport Services Group, Inc.(1)	3	68
Alamo Group, Inc.	1	232
Albany International Corp. - Class A	96	8,584
Allegiant Travel Co. - Class A(1)	1	95
Allegion Plc	7	787
Allied Motion Technologies, Inc.	2	71
Allison Transmission Holdings, Inc.	8	351
Alta Equipment Group, Inc.(2)	0	8
Ameresco, Inc. - Class A(1)	95	4,672
American Woodmark Corp.(1)(2)	0	7
AMETEK, Inc.	324	47,086
AO Smith Corp.	180	12,457
Apogee Enterprises, Inc.	3	140
Applied Industrial Technologies, Inc.	48	6,784
ArcBest Corp.	1	108
Aris Water Solutions, Inc. - Class A	3	24
Armstrong World Industries, Inc.	3	203
Array Technologies, Inc.(1)	22	484
ASGN, Inc.(1)	7	593
Atkore, Inc.(1)	26	3,626
Atlas Technical Consultants, Inc.(1)	2	24
Axon Enterprise, Inc.(1)	205	46,152
AZEK Co., Inc. - Class A(1)	347	8,164
Babcock & Wilcox Enterprises, Inc.(1)	9	52
Barrett Business Services, Inc.	1	81
Beacon Roofing Supply, Inc.(1)	113	6,674
Berkshire Grey, Inc.(1)	6	8
Blink Charging Co.(1)	6	55
Bloom Energy Corp. - Class A(1)	304	6,054

Blue Bird Corp.(1)	2	51
Boise Cascade Co.	1	76
Booz Allen Hamilton Holding Corp. - Class A	14	1,298
Brady Corp. - Class A	5	276
Brink’s Co.	7	444
Broadridge Financial Solutions, Inc.	11	1,654
Brookfield Business Corp. - Class A	3	67
Builders FirstSource, Inc.(1)	280	24,851
BWX Technologies, Inc.	4	239
CACI International, Inc. - Class A(1)	21	6,143
Cadre Holdings, Inc.	3	59
Carlisle Companies, Inc.	5	1,039
Casella Waste Systems, Inc. - Class A(1)	7	607
CBIZ, Inc.(1)	7	342
CH Robinson Worldwide, Inc.	3	331
ChargePoint Holdings, Inc.(1)	27	285
Chart Industries, Inc.(1)	116	14,566
Cimpress Plc(1)	3	117
Cintas Corp.	9	3,981
CIRCOR International, Inc.(1)	1	25
Clean Harbors, Inc.(1)	154	21,956
CNH Industrial NV	930	14,205
Comfort Systems USA, Inc.	46	6,703
Construction Partners, Inc. - Class A(1)	6	156
Copart, Inc.(1)	45	3,417
Core & Main, Inc. - Class A(1)	299	6,916
CoStar Group, Inc.(1)	572	39,354
CRA International, Inc.	1	110
CSG Systems International, Inc.	5	248
CSW Industrials, Inc.	2	299
Curtiss-Wright Corp.	73	12,921
Custom Truck One Source, Inc.(1)	2	17
Daseke, Inc.(1)	6	46
Delta Air Lines, Inc.(1)	68	2,378
Distribution Solutions Group, Inc.(1)	1	32
Donaldson Co., Inc.	2	140
Douglas Dynamics, Inc.	3	104
Driven Brands Holdings, Inc.(1)(2)	0	10
Dycom Industries, Inc.(1)	4	396
EMCOR Group, Inc.	7	1,123
Energy Recovery, Inc.(1)	8	185
Energy Vault Holdings, Inc.(1)	12	26
Enerpac Tool Group Corp. - Class A	8	216
EnerSys	1	64
Enovix Corp.(1)	16	241
Equifax, Inc.	6	1,317
Esab Corp.	87	5,137
ESCO Technologies, Inc.(2)	0	35
ESS Tech, Inc.(1)	11	15
Evoqua Water Technologies Corp.(1)	151	7,503
ExlService Holdings, Inc.(1)	90	14,624
Expeditors International of Washington, Inc.	5	574
Exponent, Inc.	7	746
Fastenal Co.	61	3,309
Federal Signal Corp.	9	474
First Advantage Corp.(1)	1	9
Fluence Energy, Inc. - Class A(1)	5	110
Fluor Corp.(1)	19	585
Forrester Research, Inc.(1)	2	53
Fortive Corp.	991	67,589
Fortune Brands Innovations, Inc.	5	280
Forward Air Corp.	4	425
Franklin Covey Co.(1)	2	71
Franklin Electric Co., Inc.	7	633
Frontier Group Holdings, Inc.(1)	5	53

FTC Solar, Inc.(1)	6	13
FTI Consulting, Inc.(1)	70	13,862
FuelCell Energy, Inc.(1)	43	123
GATX Corp.(2)	0	31
Generac Holdings, Inc.(1)	170	18,324
Genpact Ltd.	10	463
Global Industrial Co.	2	40
GMS, Inc.(1)	6	351
Gorman-Rupp Co.	1	14
Graco, Inc.	309	22,573
GrafTech International Ltd.	29	139
Great Lakes Dredge & Dock Corp.(1)	2	13
Griffon Corp.	3	104
GXO Logistics, Inc.(1)	1	68
H&E Equipment Services, Inc.	5	205
Healthcare Services Group, Inc.	5	75
HEICO Corp.	76	13,038
HEICO Corp. - Class A	72	9,832
Heliogen, Inc.(1)	12	3
Helios Technologies, Inc.	5	314
Herc Holdings, Inc.	42	4,818
Hillenbrand, Inc.	5	242
Hillman Solutions Corp.(1)	179	1,506
HireRight Holdings Corp.(1)	3	33
HNI Corp.	6	169
Howmet Aerospace, Inc.	147	6,247
Hubbell, Inc. - Class B	37	9,053
Hudson Technologies, Inc.(1)	7	58
Huntington Ingalls Industries, Inc.	1	190
Huron Consulting Group, Inc.(1)	2	139
Hyzon Motors, Inc.(1)	13	10
IBEX Holdings Ltd.(1)	1	32
ICF International, Inc.	2	212
IDEX Corp.	124	28,751
IES Holdings, Inc.(1)	1	35
Ingersoll Rand, Inc.	716	41,631
Insperity, Inc.	5	637
Insteel Industries, Inc.	3	73
Interface, Inc. - Class A	7	54
Janus International Group, Inc.(1)	12	118
JB Hunt Transport Services, Inc.	30	5,343
JELD-WEN Holding, Inc.(1)	4	55
Joby Aviation, Inc.(1)	35	150
John Bean Technologies Corp.	5	505
Kadant, Inc.	2	353
Karat Packaging, Inc.	1	11
KBR, Inc.	127	6,980
Kforce, Inc.	3	182
Knight-Swift Transportation Holdings, Inc. - Class A	207	11,696
Korn Ferry	8	397
Kornit Digital Ltd.(1)	121	2,344
Kratos Defense & Security Solutions, Inc.(1)	450	6,065
Landstar System, Inc.	32	5,784
Legalzoom.com, Inc.(1)	14	129
Li-Cycle Holdings Corp.(1)	8	45
Lightning eMotors, Inc.(1)	5	1
Lincoln Electric Holdings, Inc.	43	7,207
Lindsay Corp.	2	246
Liquidity Services, Inc.(1)	2	25
Luxfer Holdings Plc	1	24
Lyft, Inc. - Class A(1)	27	252
Markforged Holding Corp.(1)	2	2
Marten Transport Ltd.	6	135
Masco Corp.	1	61
Masonite International Corp.(1)	3	295

Masterbrand, Inc.(1)	5	38
MAXIMUS, Inc.	78	6,143
McGrath RentCorp	63	5,857
Microvast Holdings, Inc.(1)	14	17
Middleby Corp.(1)(2)	0	54
Miller Industries, Inc.(2)	0	3
Momentus, Inc. - Class A(1)	2	1
Montrose Environmental Group, Inc.(1)	4	142
Moog, Inc. - Class A	1	66
MRC Global, Inc.(1)	12	120
MSA Safety, Inc.	57	7,544
MSC Industrial Direct Co., Inc. - Class A	94	7,911
Mueller Industries, Inc.	3	215
Mueller Water Products, Inc. - Class A	23	319
MYR Group, Inc.(1)	2	300
NEXTracker, Inc. - Class A(1)	4	145
Nikola Corp.(1)	46	56
Nordson Corp.	130	28,987
Northwest Pipe Co.(1)(2)	0	8
NV5 Global, Inc.(1)	2	207
Old Dominion Freight Line, Inc.	11	3,608
Omega Flex, Inc.	1	56
Otis Worldwide Corp.	5	458
PAM Transportation Services, Inc.(1)	1	27
Parker-Hannifin Corp.	3	1,041
Paychex, Inc.	34	3,935
PGT Innovations, Inc.(1)	8	213
Pitney Bowes, Inc.	8	33
Planet Labs PBC(1)	25	99
Plug Power, Inc.(1)	28	324
Primoris Services Corp.	193	4,756
Proterra, Inc.(1)	15	23
Proto Labs, Inc.(1)	1	21
Quanta Services, Inc.	161	26,770
Radiant Logistics, Inc.(1)	1	9
RBC Bearings, Inc.(1)	76	17,740
Red Violet, Inc.(1)	1	26
Regal Rexnord Corp.	40	5,576
Republic Services, Inc. - Class A	1	194
Ritchie Bros Auctioneers, Inc.	6	351
Robert Half International, Inc.	10	799
Rocket Lab USA, Inc.(1)	31	127
Rockwell Automation, Inc.	157	46,138
Rollins, Inc.	23	858
RXO, Inc.(1)	1	15
Saia, Inc.(1)	129	35,132
Sarcos Technology & Robotics Corp.(1)	15	7
Shoals Technologies Group, Inc. - Class A(1)	347	7,901
Shyft Group, Inc.	5	116
Simpson Manufacturing Co., Inc.	106	11,575
SiteOne Landscape Supply, Inc.(1)	116	15,864
SP Plus Corp.(1)	3	102
Spirit AeroSystems Holdings, Inc. - Class A	10	362
Stem, Inc.(1)	20	112
Stericycle, Inc.(1)	171	7,438
Sterling Check Corp.(1)	3	35
Sterling Infrastructure, Inc.(1)	4	134
Sun Country Airlines Holdings, Inc.(1)	5	99
SunPower Corp. - Class A(1)	12	169
Tecnoglass, Inc.	78	3,256
Tennant Co.	1	85
Terex Corp.	5	233
Tetra Tech, Inc.	2	337
Textainer Group Holdings Ltd.	1	30
Titan International, Inc.(1)	8	80

Toro Co.	338	37,576
TPI Composites, Inc.(1)	6	72
Trane Technologies Plc	14	2,609
Transcat, Inc.(1)	1	96
TransDigm Group, Inc.	2	1,557
TransUnion	15	934
Trex Co., Inc.(1)	353	17,160
TriNet Group, Inc.(1)	5	441
Trinity Industries, Inc.	2	47
TTEC Holdings, Inc.	3	103
UFP Industries, Inc.	8	608
UniFirst Corp.	33	5,875
United Rentals, Inc.	34	13,535
Universal Logistics Holdings, Inc.	1	22
Upwork, Inc.(1)	18	206
Valmont Industries, Inc.	27	8,487
Velo3D, Inc.(1)	9	20
Verisk Analytics, Inc. - Class A	235	45,177
Veritiv Corp.	2	257
Verra Mobility Corp. - Class A(1)	20	345
Vertiv Holdings Co. - Class A	5	69
Vicor Corp.(1)	3	151
Virgin Galactic Holdings, Inc.(1)	17	69
Wabash National Corp.	6	150
Watsco, Inc.	2	593
Watts Water Technologies, Inc. - Class A	4	677
Werner Enterprises, Inc.	1	49
WESCO International, Inc.	59	9,129
Willdan Group, Inc.(1)(2)	0	3
WillScot Mobile Mini Holdings Corp. - Class A(1)	404	18,922
WNS Holdings Ltd. - ADR(1)	73	6,778
WW Grainger, Inc.	5	3,306
Xometry, Inc. - Class A(1)	5	76
Xos, Inc.(1)	7	3
XPO, Inc.(1)	1	25
Xylem, Inc.	71	7,397
Zurn Elkay Water Solutions Corp.	18	391

Total Industrials		1,145,660

Information Technology – 23.78%
8x8, Inc.(1)	16	68
908 Devices, Inc.(1)	1	5
A10 Networks, Inc.	7	115
ACI Worldwide, Inc.(1)	16	443
ACM Research, Inc. - Class A(1)	1	9
ADTRAN Holdings, Inc.	10	165
Advanced Energy Industries, Inc.	80	7,849
Aeva Technologies, Inc.(1)	1	2
AEye, Inc.(1)	15	5
Agilysys, Inc.(1)	3	239
Akamai Technologies, Inc.(1)	324	25,369
Akoustis Technologies, Inc.(1)	9	29
Alarm.com Holdings, Inc.(1)	7	358
Alkami Technology, Inc.(1)	5	69
Allegro MicroSystems, Inc.(1)	7	341
Alpha & Omega Semiconductor Ltd.(1)	3	68
Altair Engineering, Inc. - Class A(1)	136	9,789
Alteryx, Inc. - Class A(1)	6	379
Ambarella, Inc.(1)	68	5,280
American Software, Inc. - Class A	197	2,484
Amkor Technology, Inc.	3	80
Amphenol Corp. - Class A	47	3,843
Amplitude, Inc. - Class A(1)	8	102
ANSYS, Inc.(1)	60	19,980
Appfolio, Inc. - Class A(1)	3	360
Appian Corp. - Class A(1)	6	258

Applied Digital Corp.(1)	3	8
AppLovin Corp. - Class A(1)	23	362
Arista Networks, Inc.(1)	393	66,045
Arlo Technologies, Inc.(1)	13	77
Arrow Electronics, Inc.(1)(2)	0	39
Arteris, Inc.(1)	3	14
Asana, Inc. - Class A(1)	490	10,349
Aspen Technology, Inc.(1)	21	4,788
Atlassian Corp. - Class A(1)	246	42,156
Atomera, Inc.(1)	3	20
Autodesk, Inc.(1)	84	17,485
AvePoint, Inc.(1)	19	79
Avid Technology, Inc.(1)	3	102
Axcelis Technologies, Inc.(1)	189	25,233
Badger Meter, Inc.	28	3,439
Belden, Inc.	31	2,725
Bentley Systems, Inc. - Class B	399	17,149
BigCommerce Holdings, Inc.(1)	9	83
Black Knight, Inc.(1)	2	87
Blackbaud, Inc.(1)	7	451
Blackline, Inc.(1)	8	542
Box, Inc. - Class A(1)	325	8,704
Braze, Inc. - Class A(1)	56	1,950
Brightcove, Inc.(1)	4	17
C3.ai, Inc. - Class A(1)	2	54
Cadence Design Systems, Inc.(1)	91	19,181
Calix, Inc.(1)	124	6,659
Cambium Networks Corp.(1)	2	31
Casa Systems, Inc.(1)	5	6
CCC Intelligent Solutions Holdings, Inc.(1)	6	58
CDW Corp.	14	2,799
Cepton, Inc.(1)	5	2
Cerberus Cyber Sentinel Corp.(1)	7	2
Ceridian HCM Holding, Inc.(1)	245	17,903
CEVA, Inc.(1)	3	104
Clear Secure, Inc. - Class A	9	248
Clearfield, Inc.(1)	2	87
Cloudflare, Inc. - Class A(1)	30	1,852
Cognex Corp.	86	4,276
Coherent Corp.(1)	2	78
CommScope Holding Co., Inc.(1)	30	193
CommVault Systems, Inc.(1)	7	372
CompoSecure, Inc.(1)	1	8
Confluent, Inc. - Class A(1)	13	323
Consensus Cloud Solutions, Inc.(1)	1	45
Corning, Inc.	5	169
Corsair Gaming, Inc.(1)	3	62
Couchbase, Inc.(1)	4	59
Credo Technology Group Holding Ltd.(1)	15	137
Crowdstrike Holdings, Inc. - Class A(1)	23	3,148
CS Disco, Inc.(1)	3	20
CTS Corp.	5	234
CyberArk Software Ltd.(1)	172	25,509
Cyxtera Technologies, Inc.(1)	5	2
Datadog, Inc. - Class A(1)	224	16,266
Dell Technologies, Inc. - Class C	4	153
Diebold Nixdorf, Inc.(1)	8	9
Digi International, Inc.(1)	104	3,501
Digimarc Corp.(1)	2	37
Digital Turbine, Inc.(1)	14	171
DigitalOcean Holdings, Inc.(1)	162	6,348
Diodes, Inc.(1)	5	439
DocuSign, Inc. - Class A(1)	21	1,225
Domo, Inc. - Class B(1)	5	66
DoubleVerify Holdings, Inc. - Class Rights(1)	8	240

Dropbox, Inc. - Class A(1)	26	573
Dynatrace, Inc.(1)	236	9,982
DZS, Inc.(1)	3	24
Ebix, Inc.	1	11
Edgio, Inc.(1)	18	14
eGain Corp.(1)	2	12
Elastic NV(1)	8	479
Endava Plc - ADR(1)	104	6,989
Enfusion, Inc. - Class A(1)	4	40
EngageSmart, Inc.(1)	5	102
Enphase Energy, Inc.(1)	14	2,932
Entegris, Inc.	16	1,299
Envestnet, Inc.(1)	151	8,873
EPAM Systems, Inc.(1)	6	1,745
ePlus, Inc.(1)	3	146
Everbridge, Inc.(1)	6	205
EverCommerce, Inc.(1)	1	5
Extreme Networks, Inc.(1)	19	356
Fabrinet(1)	5	641
Fair Isaac Corp.(1)	26	18,551
FARO Technologies, Inc.(1)(2)	0	6
First Solar, Inc.(1)	102	22,141
Five9, Inc.(1)	137	9,921
Focus Universal, Inc.(1)	4	10
ForgeRock, Inc. - Class A(1)	5	96
FormFactor, Inc.(1)	11	362
Fortinet, Inc.(1)	171	11,361
Gartner, Inc.(1)	8	2,655
Gen Digital, Inc.	21	367
Gitlab, Inc. - Class A(1)	64	2,207
GLOBALFOUNDRIES, Inc.(1)	2	123
Globant SA(1)	24	3,942
GoDaddy, Inc. - Class A(1)	2	183
Grid Dynamics Holdings, Inc.(1)	8	89
Guidewire Software, Inc.(1)	102	8,341
Hackett Group, Inc.	3	57
Harmonic, Inc.(1)	14	200
HP, Inc.	48	1,413
HubSpot, Inc.(1)	150	64,418
Identiv, Inc.(1)	3	21
Impinj, Inc.(1)	102	13,887
indie Semiconductor, Inc. - Class A(1)	16	165
Infinera Corp.(1)	28	221
Informatica, Inc. - Class A(1)	1	10
Information Services Group, Inc.	2	11
Inseego Corp.(1)	2	1
Insight Enterprises, Inc.(1)	4	560
Instructure Holdings, Inc.(1)(2)	0	8
Intapp, Inc.(1)	2	94
InterDigital, Inc.	2	120
IonQ, Inc.(1)	2	14
IronNet, Inc.(1)	8	3
Itron, Inc.(1)	1	29
Jabil, Inc.	11	1,001
Jamf Holding Corp.(1)	6	120
Keysight Technologies, Inc.(1)	18	2,856
Kulicke & Soffa Industries, Inc.	8	431
Lattice Semiconductor Corp.(1)	847	80,841
Lightwave Logic, Inc.(1)	16	86
Littelfuse, Inc.	19	5,006
LivePerson, Inc.(1)	10	46
MACOM Technology Solutions Holdings, Inc.(1)	201	14,252
Manhattan Associates, Inc.(1)	121	18,733
Marvell Technology, Inc.	169	7,298
Matterport, Inc.(1)	23	63

MaxLinear, Inc. - Class A(1)	11	374
MeridianLink, Inc.(1)	3	58
Microchip Technology, Inc.	142	11,907
MicroStrategy, Inc. - Class A(1)	1	244
MicroVision, Inc.(1)	24	64
Mitek Systems, Inc.(1)	6	58
Model N, Inc.(1)	6	186
Momentive Global, Inc.(1)	19	178
Monday.com Ltd.(1)	85	12,153
MongoDB, Inc. - Class A(1)	124	28,856
Monolithic Power Systems, Inc.	65	32,550
N-able, Inc.(1)	9	117
Napco Security Technologies, Inc.(1)	5	173
National Instruments Corp.	235	12,322
nCino, Inc.(1)	229	5,675
NCR Corp.(1)	1	16
NetApp, Inc.	23	1,473
New Relic, Inc.(1)	6	430
NextNav, Inc.(1)	11	22
Novanta, Inc.(1)	5	831
Nutanix, Inc. - Class A(1)	772	20,056
Okta, Inc. - Class A(1)	386	33,305
ON Semiconductor Corp.(1)	929	76,448
Ondas Holdings, Inc.(1)	5	6
OneSpan, Inc.(1)	2	37
Onto Innovation, Inc.(1)	160	14,092
OSI Systems, Inc.(1)(2)	0	31
PagerDuty, Inc.(1)	13	443
Palantir Technologies, Inc. - Class A(1)	1,332	11,259
Palo Alto Networks, Inc.(1)	224	44,794
PAR Technology Corp.(1)	1	50
Paycom Software, Inc.(1)	18	5,517
Paycor HCM, Inc.(1)	257	6,819
Paylocity Holding Corp.(1)	54	10,645
PDF Solutions, Inc.(1)	4	185
Pegasystems, Inc.	4	216
Perficient, Inc.(1)	5	359
Photronics, Inc.(1)	7	108
Plexus Corp.(1)	3	332
Power Integrations, Inc.	79	6,719
PowerSchool Holdings, Inc. - Class A(1)	2	46
Procore Technologies, Inc.(1)	237	14,831
Progress Software Corp.	6	361
PROS Holdings, Inc.(1)	123	3,373
PTC, Inc.(1)	73	9,332
Pure Storage, Inc. - Class A(1)	1,103	28,148
Q2 Holdings, Inc.(1)	8	205
Qualys, Inc.(1)	86	11,236
Rambus, Inc.(1)	194	9,961
Rapid7, Inc.(1)	121	5,552
Rimini Street, Inc.(1)	7	30
RingCentral, Inc. - Class A(1)	89	2,742
Rogers Corp.(1)	3	445
Samsara, Inc. - Class A(1)	165	3,253
Sapiens International Corp. NV	4	76
Semtech Corp.(1)	9	222
SentinelOne, Inc. - Class A(1)	15	238
Shopify, Inc. - Class A(1)	294	14,072
ShotSpotter, Inc.(1)	1	51
Silicon Laboratories, Inc.(1)	97	17,062
SiTime Corp.(1)	22	3,126
SkyWater Technology, Inc.(1)	2	22
SMART Global Holdings, Inc.(1)	7	127
SmartRent, Inc. - Class A(1)	19	49
Smartsheet, Inc. - Class A(1)	83	3,974

Splunk, Inc.(1)	17	1,656
Sprout Social, Inc. - Class A(1)	186	11,325
SPS Commerce, Inc.(1)	96	14,614
Squarespace, Inc. - Class A(1)	1	34
Sumo Logic, Inc.(1)	11	136
Super Micro Computer, Inc.(1)	194	20,628
Synaptics, Inc.(1)	6	646
Synopsys, Inc.(1)	161	62,323
Teledyne Technologies, Inc.(1)	61	27,187
Telos Corp.(1)	8	19
Tenable Holdings, Inc.(1)	105	4,972
Teradata Corp.(1)	6	241
Teradyne, Inc.	15	1,619
Thoughtworks Holding, Inc.(1)	9	65
Transphorm, Inc.(1)	4	15
Tucows, Inc. - Class A(1)	2	29
Turtle Beach Corp.(1)	2	19
Twilio, Inc. - Class A(1)	7	471
Tyler Technologies, Inc.(1)	85	30,165
Ubiquiti, Inc.(2)	0	36
UiPath, Inc. - Class A(1)	3	61
Ultra Clean Holdings, Inc.(1)	2	73
Unisys Corp.(1)	7	27
Unity Software, Inc.(1)	17	551
Universal Display Corp.	5	721
Varonis Systems, Inc. - Class B(1)	261	6,800
Veeco Instruments, Inc.(1)	6	125
Verint Systems, Inc.(1)	9	322
VeriSign, Inc.(1)	1	227
Veritone, Inc.(1)	5	28
Viant Technology, Inc. - Class A(1)	2	7
Viavi Solutions, Inc.(1)	33	358
Vontier Corp.	10	284
Weave Communications, Inc.(1)	4	21
Wix.com Ltd.(1)	5	455
WM Technology, Inc.(1)	12	10
Workday, Inc. - Class A(1)	220	45,439
Workiva, Inc. - Class A(1)	7	719
Yext, Inc.(1)	16	158
Zebra Technologies Corp. - Class A(1)	2	713
Zeta Global Holdings Corp. - Class A(1)	17	179
Zoom Video Communications, Inc. - Class A(1)	13	978
Zscaler, Inc.(1)	478	55,809
Zuora, Inc. - Class A(1)	18	181

Total Information Technology		1,476,505

Materials – 1.73%
5E Advanced Materials, Inc.(1)	6	30
AdvanSix, Inc.	1	50
Albemarle Corp.	6	1,419
Alpha Metallurgical Resources, Inc.	2	349
American Vanguard Corp.	4	77
Amyris, Inc.(1)	3	5
AptarGroup, Inc.	119	14,064
Ardagh Metal Packaging SA	4	18
Aspen Aerogels, Inc.(1)	7	55
ATI, Inc.(1)	464	18,320
Avery Dennison Corp.	5	955
Avient Corp.	113	4,637
Axalta Coating Systems Ltd.(1)	6	178
Balchem Corp.	39	4,896
Ball Corp.	13	721
Berry Global Group, Inc.	94	5,534
Cabot Corp.	8	626
Century Aluminum Co.(1)	8	75
CF Industries Holdings, Inc.	21	1,507

Chase Corp.	55	5,795
Chemours Co.	9	283
Commercial Metals Co.	3	145
Compass Minerals International, Inc.	5	173
Constellium SE - Class A(1)	10	149
Crown Holdings, Inc.	11	894
Cryptyde, Inc.(1)(2)	1	0
Dakota Gold Corp.(1)	8	30
Diversey Holdings Ltd.(1)	11	91
Eagle Materials, Inc.	3	463
FMC Corp.	5	557
Ginkgo Bioworks Holdings, Inc.(1)	17	22
Graphic Packaging Holding Co.	354	9,022
Greif, Inc. - Class A	1	40
Greif, Inc. - Class B(2)	0	7
Hawkins, Inc.	2	74
HB Fuller Co.	7	465
Hycroft Mining Holding Corp.(1)	16	7
Ingevity Corp.(1)	97	6,956
Innospec, Inc.	91	9,307
Ivanhoe Electric, Inc.(1)	3	41
Kaiser Aluminum Corp.	2	174
Kronos Worldwide, Inc.	3	29
Livent Corp.(1)	291	6,322
Louisiana-Pacific Corp.	1	43
LSB Industries, Inc.(1)	11	110
Martin Marietta Materials, Inc.	1	206
Materion Corp.	3	324
Mativ Holdings, Inc.	1	13
Mosaic Co.	4	202
MP Materials Corp.(1)	63	1,781
Myers Industries, Inc.	5	117
Novagold Resources, Inc.(1)	33	205
O-I Glass, Inc.(1)	18	414
Origin Materials, Inc.(1)	9	40
Orion Engineered Carbons SA	9	232
Piedmont Lithium, Inc.(1)	1	41
PPG Industries, Inc.	13	1,775
PureCycle Technologies, Inc.(1)	13	88
Quaker Chemical Corp.	1	257
Ramaco Resources, Inc.	3	28
Royal Gold, Inc.	1	65
RPM International, Inc.	1	61
Ryerson Holding Corp.(2)	0	7
Schnitzer Steel Industries, Inc. - Class A(2)	0	12
Scotts Miracle-Gro Co.	2	107
Sealed Air Corp.	16	713
Sensient Technologies Corp.	6	451
Silgan Holdings, Inc.	70	3,734
Stepan Co.(2)	0	38
Sylvamo Corp.	5	218
United States Lime & Minerals, Inc.(2)	0	40
Valvoline, Inc.	18	640
Vulcan Materials Co.	7	1,173
Warrior Met Coal, Inc.	1	29

Total Materials		107,726

Real Estate – 0.65%
Agree Realty Corp.	79	5,417
Alexander’s, Inc.(2)	0	69
Apartment Income REIT Corp.	1	45
Bluerock Homes Trust, Inc.(1)(2)	0	4
Camden Property Trust	1	94
CareTrust REIT, Inc.	1	25
CBL & Associates Properties, Inc.	1	18
CBRE Group, Inc. - Class A(1)	16	1,190

Clipper Realty, Inc.	2	12
Community Healthcare Trust, Inc.	2	83
Compass, Inc. - Class A(1)	40	130
Corporate Office Properties Trust	139	3,296
Cushman & Wakefield Plc(1)	23	244
DigitalBridge Group, Inc.	21	249
Douglas Elliman, Inc.	1	4
Easterly Government Properties, Inc. - Class A	211	2,899
Equity LifeStyle Properties, Inc.	12	778
Essential Properties Realty Trust, Inc.	2	50
eXp World Holdings, Inc.	10	133
Extra Space Storage, Inc.	2	273
FirstService Corp.	62	8,689
Forestar Group, Inc.(1)(2)	0	7
Four Corners Property Trust, Inc.	1	34
Gladstone Commercial Corp.	6	70
Gladstone Land Corp.	2	42
Hersha Hospitality Trust - Class A	1	4
Industrial Logistics Properties Trust	1	2
Innovative Industrial Properties, Inc. - Class A	4	306
Iron Mountain, Inc.	23	1,221
Lamar Advertising Co. - Class A	8	806
Marcus & Millichap, Inc.	4	122
Newmark Group, Inc. - Class A	1	9
NexPoint Residential Trust, Inc.	3	140
Offerpad Solutions, Inc.(1)	9	5
Opendoor Technologies, Inc.(1)	12	21
Outfront Media, Inc.	21	338
Pebblebrook Hotel Trust	239	3,359
Phillips Edison & Co., Inc.	17	564
Postal Realty Trust, Inc. - Class A	2	28
PotlatchDeltic Corp.	1	60
Redfin Corp.(1)	16	144
RMR Group, Inc. - Class A	2	41
Safehold, Inc.(1)	2	73
Saul Centers, Inc.	2	66
SBA Communications Corp. - Class A	3	675
Simon Property Group, Inc.	17	1,884
St Joe Co.	5	209
Tanger Factory Outlet Centers, Inc.	15	296
Terreno Realty Corp.	92	5,947
UMH Properties, Inc.	7	102
Universal Health Realty Income Trust	2	98
Zillow Group, Inc. - Class A(1)	1	24
Zillow Group, Inc. - Class C(1)	1	35

Total Real Estate		40,434

Utilities – 0.06%
AES Corp.	13	304
Altus Power, Inc. - Class A(1)	7	38
American States Water Co.	3	238
Artesian Resources Corp. - Class A	1	52
Brookfield Infrastructure Corp. - Class A	14	667
California Water Service Group	2	127
Clearway Energy, Inc. - Class A	5	159
Clearway Energy, Inc. - Class C	12	383
Global Water Resources, Inc.	3	33
MGE Energy, Inc.	2	186
Middlesex Water Co.	1	63
Montauk Renewables, Inc.(1)	10	80
National Fuel Gas Co.	1	42
New Jersey Resources Corp.	1	69
Ormat Technologies, Inc.	4	372
Otter Tail Corp.	3	199
Pure Cycle Corp.(1)	4	34
Southwest Gas Holdings, Inc.	1	62

Via Renewables, Inc. - Class A	1	11
Vistra Corp.	24	579
York Water Co.	2	101

Total Utilities		3,799

Total Common Stocks (Cost: $5,016,044)		6,041,013

SHORT-TERM INVESTMENTS – 2.80%
Money Market Funds – 2.71%
Goldman Sachs Financial Square Government Fund - Class I, 4.72%(3)	168,700	168,700

Total Money Market Funds (Cost: $168,700)		168,700

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.09%
ANZ, London, 4.33% due 04/03/2023	$824	824
BBVA, Madrid, 4.33% due 04/03/2023	690	690
Citibank, New York, 4.33% due 04/03/2023	2,455	2,455
Sumitomo Trust Bank, London, 4.33% due 04/03/2023	1,322	1,322

Total Time Deposits (Cost: $5,291)		5,291

Total Short-Term Investments (Cost: $173,991)		173,991

TOTAL INVESTMENTS IN SECURITIES – 100.07% (Cost: $5,190,035)		6,215,004

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.07)%		(4,649)

TOTAL NET ASSETS – 100.00%		$6,210,355

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $13, which represents 0.00% of total net assets.
(5)	Security that is restricted at March 31, 2023. The value of the restricted securities totals $9, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
3	S&P MidCap 400 E-mini Future	Jun. 2023	$733	$759	$26
14	E-mini Russell 2000 Future	Jun. 2023	1,240	1,270	30
6	S&P 500 E-mini Future	Jun. 2023	1,173	1,241	68

					$124

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.18%
Communication Services – 1.81%
Advantage Solutions, Inc.(1)	25	$39
Altice USA, Inc. - Class A(1)	6	22
AMC Entertainment Holdings, Inc. - Class A(1)	16	78
AMC Networks, Inc. - Class A(1)	76	1,330
Anterix, Inc.(1)	4	130
Arena Group Holdings, Inc.(1)	1	4
ATN International, Inc.	3	138
Audacy, Inc. - Class A(1)	40	5
Bandwidth, Inc. - Class A(1)	6	92
Boston Omaha Corp. - Class A(1)	6	144
Bumble, Inc. - Class A(1)	31	610
Cable One, Inc.	3	2,300
Cardlytics, Inc.(1)	10	35
Cars.com, Inc.(1)	18	339
Cinemark Holdings, Inc.(1)	7	109
Clear Channel Outdoor Holdings, Inc. - Class A(1)	116	139
Cogent Communications Holdings, Inc.	6	387
Consolidated Communications Holdings, Inc.(1)	22	58
Cumulus Media, Inc. - Class A(1)	5	20
Daily Journal Corp.(1)(2)	0	108
DHI Group, Inc.(1)	2	6
DISH Network Corp. - Class A(1)	8	72
EchoStar Corp. - Class A(1)	11	200
Electronic Arts, Inc.	8	942
Entravision Communications Corp. - Class A	313	1,891
Eventbrite, Inc. - Class A(1)	3	26
EW Scripps Co. - Class A(1)	18	169
Fox Corp. - Class A	227	7,746
Fox Corp. - Class B	4	138
Frontier Communications Parent, Inc.(1)	7	168
fuboTV, Inc.(1)	56	68
Gannett Co., Inc.(1)	47	88
Globalstar, Inc.(1)	32	37
Gogo, Inc.(1)	14	199
Gray Television, Inc.	15	127
IAC, Inc.(1)	2	121
IDT Corp. - Class B(1)	1	45
iHeartMedia, Inc. - Class A(1)	37	143
IMAX Corp.(1)	6	113
Innovid Corp.(1)	3	4
Integral Ad Science Holding Corp.(1)	8	114
Interpublic Group of Companies, Inc.	184	6,859
John Wiley & Sons, Inc. - Class A	1	33
KORE Group Holdings, Inc.(1)	12	14
Liberty Broadband Corp. - Class A(1)(2)	0	24
Liberty Broadband Corp. - Class C(1)	2	158
Liberty Latin America Ltd. - Class A(1)	13	104
Liberty Latin America Ltd. - Class C(1)	44	361
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	44
Liberty Media Corp.-Liberty Formula One - Class C(1)	115	8,641
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2	46
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4	98
Lions Gate Entertainment Corp. - Class A(1)	20	219
Lions Gate Entertainment Corp. - Class B(1)	35	359
Live Nation Entertainment, Inc.(1)	53	3,676
Lumen Technologies, Inc.	31	82
Madison Square Garden Entertainment Corp.(1)	8	476
Madison Square Garden Sports Corp. - Class A(2)	0	58
Magnite, Inc.(1)	41	378
Marcus Corp.	8	122
Match Group, Inc.(1)	1	21
New York Times Co. - Class A	5	193
News Corp. - Class A	12	200
News Corp. - Class B	4	65
Nexstar Media Group, Inc. - Class A	259	44,678

Omnicom Group, Inc.	6	577
Outbrain, Inc.(1)	10	42
Paramount Global - Class A(2)	0	4
Paramount Global - Class B	113	2,530
Pinterest, Inc. - Class A(1)	14	390
Playstudios, Inc.(1)	11	40
Playtika Holding Corp.(1)(2)	0	4
PubMatic, Inc. - Class A(1)	1	19
QuinStreet, Inc.(1)	15	238
Quotient Technology, Inc.(1)	26	86
Radius Global Infrastructure, Inc. - Class A(1)	24	347
Roku, Inc. - Class A(1)	3	176
Scholastic Corp.	9	311
Shenandoah Telecommunications Co.	15	286
Sirius XM Holdings, Inc.	21	85
Skillz, Inc. - Class A(1)	108	64
Stagwell, Inc. - Class A(1)	22	163
Take-Two Interactive Software, Inc.(1)	60	7,153
TEGNA, Inc.	542	9,172
Telephone & Data Systems, Inc.	32	332
Thryv Holdings, Inc.(1)	6	139
Townsquare Media, Inc. - Class A	26	205
TripAdvisor, Inc.(1)	3	56
TrueCar, Inc.(1)	26	61
United States Cellular Corp.(1)	5	97
Urban One, Inc.(1)	3	14
Urban One, Inc. - Class A(1)	3	24
Vinco Ventures, Inc.(1)	26	8
Vivid Seats, Inc. - Class A(1)	7	50
Warner Bros Discovery, Inc.(1)	19	288
WideOpenWest, Inc.(1)	7	74
Ziff Davis, Inc.(1)	12	899

Total Communication Services		109,347

Consumer Discretionary – 12.14%
1-800-Flowers.com, Inc. - Class A(1)	8	90
1stdibs.com, Inc.(1)	6	26
2U, Inc.(1)	24	167
Aaron’s Co., Inc.	34	325
Abercrombie & Fitch Co. - Class A(1)	15	420
Academy Sports & Outdoors, Inc.	24	1,545
Accel Entertainment, Inc. - Class A(1)	161	1,466
Acushnet Holdings Corp.	7	374
Adient Plc(1)	30	1,212
ADT, Inc.	6	45
Adtalem Global Education, Inc.(1)	14	529
Advance Auto Parts, Inc.	21	2,609
aka Brands Holding Corp.(1)	4	2
Allbirds, Inc. - Class A(1)	20	24
American Axle & Manufacturing Holdings, Inc.(1)	244	1,903
American Eagle Outfitters, Inc.	48	645
American Public Education, Inc.(1)	5	29
America’s Car-Mart, Inc.(1)	2	146
AMMO, Inc.(1)	27	53
Aptiv Plc(1)	6	694
Aramark	420	15,042
Asbury Automotive Group, Inc.(1)	50	10,395
Aterian, Inc.(1)	16	14
AutoNation, Inc.(1)	1	137
AutoZone, Inc.(1)	11	26,571
Bally’s Corp.(1)	11	213
BARK, Inc.(1)	34	49
Bath & Body Works, Inc.	7	253
Beachbody Co., Inc.(1)	30	15
Beazer Homes USA, Inc.(1)	9	144
Bed Bath & Beyond, Inc.(1)	7	3
Best Buy Co., Inc.	72	5,605
Big 5 Sporting Goods Corp.	6	47
Big Lots, Inc.	9	103
Biglari Holdings, Inc. - Class B(1)(2)	0	42
BJ’s Restaurants, Inc.(1)	7	203
Bloomin’ Brands, Inc.	161	4,139
Bluegreen Vacations Holding Corp. - Class A	3	76
BorgWarner, Inc.	153	7,529
Bowlero Corp.(1)	9	158

Boyd Gaming Corp.	81	5,225
Bright Horizons Family Solutions, Inc.(1)	96	7,409
Brinker International, Inc.(1)	200	7,586
Brunswick Corp.	189	15,494
Buckle, Inc.	1	26
Build-A-Bear Workshop, Inc.	1	29
Burlington Stores, Inc.(1)(2)	0	26
Caesars Entertainment, Inc.(1)	2	97
Canada Goose Holdings, Inc.(1)	417	8,027
Capri Holdings Ltd.(1)	47	2,204
CarMax, Inc.(1)	59	3,805
Carnival Corp.(1)	30	300
Carter’s, Inc.	1	84
Cato Corp. - Class A	5	45
Cavco Industries, Inc.(1)	3	828
Cenntro Electric Group Ltd.(1)	50	23
Century Casinos, Inc.(1)	2	12
Century Communities, Inc.	8	522
Chico’s FAS, Inc.(1)	10	53
Children’s Place, Inc.(1)	1	52
Chuy’s Holdings, Inc.(1)	5	193
Citi Trends, Inc.(1)	3	51
Clarus Corp.	2	15
Columbia Sportswear Co.	1	97
Conn’s, Inc.(1)	4	25
Container Store Group, Inc.(1)	9	30
ContextLogic, Inc. - Class A(1)	181	81
Dana, Inc.	41	610
Darden Restaurants, Inc.	56	8,645
Dave & Buster’s Entertainment, Inc.(1)	67	2,462
Deckers Outdoor Corp.(1)(2)	0	43
Denny’s Corp.(1)	5	57
Designer Brands, Inc. - Class A	175	1,527
Destination XL Group, Inc.(1)	10	52
Dick’s Sporting Goods, Inc.	39	5,524
Dine Brands Global, Inc.	26	1,742
Domino’s Pizza, Inc.	13	4,175
DoorDash, Inc. - Class A(1)	1	55
DR Horton, Inc.	5	448
Duluth Holdings, Inc. - Class B(1)	3	19
eBay, Inc.	325	14,417
El Pollo Loco Holdings, Inc.	6	53
Ermenegildo Zegna NV	14	191
Ethan Allen Interiors, Inc.	7	194
European Wax Center, Inc. - Class A	1	12
Everi Holdings, Inc.(1)	62	1,062
EVgo, Inc.(1)	19	146
Expedia Group, Inc.(1)	94	9,145
Express, Inc.(1)	18	14
Faraday Future Intelligent Electric, Inc.(1)	69	24
First Watch Restaurant Group, Inc.(1)	3	53
Foot Locker, Inc.	113	4,488
Ford Motor Co.	316	3,987
Fossil Group, Inc.(1)	14	46
Franchise Group, Inc.	211	5,755
Frontdoor, Inc.(1)	282	7,862
Full House Resorts, Inc.(1)	7	49
Funko, Inc. - Class A(1)	320	3,020
GameStop Corp. - Class A(1)	8	187
Gap, Inc.	6	58
Garmin Ltd.	105	10,614
Genesco, Inc.(1)	4	144
Gentex Corp.	306	8,564
Genuine Parts Co.	4	653
G-III Apparel Group Ltd.(1)	73	1,134
Goodyear Tire & Rubber Co.(1)	232	2,562
GoPro, Inc. - Class A(1)	40	201
Graham Holdings Co. - Class B	1	682
Grand Canyon Education, Inc.(1)	139	15,798
Green Brick Partners, Inc.(1)	6	212
Group 1 Automotive, Inc.	30	6,879
Groupon, Inc. - Class A(1)	6	24
GrowGeneration Corp.(1)	20	68
H&R Block, Inc.	313	11,043

Hanesbrands, Inc.	690	3,628
Harley-Davidson, Inc.	448	17,010
Hasbro, Inc.	83	4,443
Haverty Furniture Companies, Inc.	5	145
Helen of Troy Ltd.(1)	47	4,437
Hibbett, Inc.	32	1,869
Hilton Worldwide Holdings, Inc.	2	317
Hyatt Hotels Corp. - Class A(1)	1	158
Inspirato, Inc.(1)	7	7
Inspired Entertainment, Inc.(1)	2	24
Installed Building Products, Inc.	89	10,158
International Game Technology Plc	838	22,468
iRobot Corp.(1)	1	40
Jack in the Box, Inc.	100	8,781
JOANN, Inc.	4	6
Johnson Outdoors, Inc. - Class A	2	98
KB Home	19	772
Kohl’s Corp.	74	1,744
Krispy Kreme, Inc.	17	259
Lands’ End, Inc.(1)	5	44
Landsea Homes Corp.(1)	3	21
Las Vegas Sands Corp.(1)	163	9,361
Laureate Education, Inc. - Class A	42	497
La-Z-Boy, Inc.	437	12,713
Lear Corp.	33	4,627
Legacy Housing Corp.(1)	3	65
Leggett & Platt, Inc.	4	128
Lennar Corp. - Class A	8	802
Lennar Corp. - Class B(2)	0	43
Leslie’s, Inc.(1)(2)	0	5
LGI Homes, Inc.(1)	6	667
Life Time Group Holdings, Inc.(1)	13	203
Lifetime Brands, Inc.	4	21
Light & Wonder, Inc.(1)	29	1,758
Lindblad Expeditions Holdings, Inc.(1)	10	93
Lithia Motors, Inc. - Class A	1	188
LKQ Corp.	393	22,333
LL Flooring Holdings, Inc.(1)	8	32
Lordstown Motors Corp. - Class A(1)	52	34
Lucid Group, Inc.(1)	1	8
M/I Homes, Inc.(1)	7	444
Macy’s, Inc.	142	2,482
Malibu Boats, Inc. - Class A(1)	40	2,255
MarineMax, Inc.(1)	75	2,166
Marriott International, Inc. - Class A	75	12,447
Marriott Vacations Worldwide Corp.	1	155
Mattel, Inc.(1)	5	101
MDC Holdings, Inc.	111	4,324
Meritage Homes Corp.	11	1,237
MGM Resorts International	10	430
Mister Car Wash, Inc.(1)	1	7
Modine Manufacturing Co.(1)	16	361
Mohawk Industries, Inc.(1)	74	7,377
Monro, Inc.	140	6,898
Motorcar Parts of America, Inc.(1)	7	51
Movado Group, Inc.	5	135
National Vision Holdings, Inc.(1)	23	430
Newell Brands, Inc.	506	6,293
Nordstrom, Inc.	76	1,229
Norwegian Cruise Line Holdings Ltd.(1)	12	156
NVR, Inc.(1)	5	28,196
ODP Corp.(1)	81	3,639
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	103
OneWater Marine, Inc. - Class A(1)	61	1,699
O’Reilly Automotive, Inc.(1)	1	951
Overstock.com, Inc.(1)	13	267
Oxford Industries, Inc.	165	17,406
Papa John’s International, Inc.	3	219
Patrick Industries, Inc.	6	413
Peloton Interactive, Inc. - Class A(1)	9	106
Penn Entertainment, Inc.(1)	45	1,334
Penske Automotive Group, Inc.	47	6,710
Perdoceo Education Corp.(1)	20	270
Petco Health & Wellness Co., Inc. - Class A(1)	2	21

PetMed Express, Inc.	1	20
Planet Fitness, Inc. - Class A(1)	1	53
PLBY Group, Inc.(1)	17	33
Polaris, Inc.	109	12,040
PulteGroup, Inc.	115	6,692
Purple Innovation, Inc. - Class A(1)	18	47
PVH Corp.	167	14,927
QuantumScape Corp. - Class A(1)	8	67
Qurate Retail, Inc.(1)	105	104
Ralph Lauren Corp. - Class A	1	144
RCI Hospitality Holdings, Inc.(2)	0	18
RealReal, Inc.(1)	19	24
Red Robin Gourmet Burgers, Inc.(1)	30	432
Red Rock Resorts, Inc. - Class A	585	26,076
RH(1)(2)	0	84
Rivian Automotive, Inc. - Class A(1)	16	245
Rocky Brands, Inc.	2	42
Ross Stores, Inc.	138	14,650
Rover Group, Inc. - Class A(1)	2	9
Royal Caribbean Cruises Ltd.(1)	7	441
RumbleON, Inc. - Class B(1)	3	17
Sabre Corp.(1)	83	355
Sally Beauty Holdings, Inc.(1)	2	38
SeaWorld Entertainment, Inc.(1)	6	385
Service Corp. International	5	311
Shoe Carnival, Inc.	5	137
Signet Jewelers Ltd.	14	1,088
Six Flags Entertainment Corp.(1)	1	29
Skechers USA, Inc. - Class A(1)	350	16,616
Skyline Champion Corp.(1)	237	17,803
Sleep Number Corp.(1)	4	116
Smith & Wesson Brands, Inc.	13	162
Snap One Holdings Corp.(1)	5	48
Solid Power, Inc.(1)	25	77
Solo Brands, Inc. - Class A(1)	79	570
Sonic Automotive, Inc. - Class A	6	303
Sportsman’s Warehouse Holdings, Inc.(1)	11	92
Standard Motor Products, Inc.	6	233
Stitch Fix, Inc. - Class A(1)	16	82
Stoneridge, Inc.(1)	7	129
Strategic Education, Inc.	7	629
Sturm Ruger & Co., Inc.	1	31
Superior Group of Companies, Inc.	4	33
Tapestry, Inc.	77	3,333
Taylor Morrison Home Corp. - Class A(1)	28	1,086
Tempur Sealy International, Inc.	326	12,884
Thor Industries, Inc.	67	5,303
ThredUp, Inc. - Class A(1)	16	42
Tile Shop Holdings, Inc.(1)	10	46
Tilly’s, Inc. - Class A(1)	6	50
Toll Brothers, Inc.	254	15,248
TopBuild Corp.(1)(2)	0	31
Topgolf Callaway Brands Corp.(1)	43	938
Torrid Holdings, Inc.(1)	1	7
Traeger, Inc.(1)	9	38
Travel + Leisure Co.	57	2,225
TravelCenters of America, Inc.(1)	4	339
TRI Pointe Homes, Inc.(1)	29	722
Tupperware Brands Corp.(1)	13	31
Under Armour, Inc. - Class A(1)	6	54
Under Armour, Inc. - Class C(1)	578	4,931
Unifi, Inc.(1)	4	37
Universal Electronics, Inc.(1)	4	45
Urban Outfitters, Inc.(1)	308	8,539
Vacasa, Inc. - Class A(1)	37	35
Vail Resorts, Inc.	24	5,574
VF Corp.	138	3,172
Victoria’s Secret & Co.(1)	1	24
Vista Outdoor, Inc.(1)	17	484
Visteon Corp.(1)	42	6,595
Vizio Holding Corp. - Class A(1)	67	618
Vuzix Corp.(1)	3	12
Wayfair, Inc. - Class A(1)	1	33
Weyco Group, Inc.	2	42

Whirlpool Corp.	118	15,606
Williams-Sonoma, Inc.	29	3,533
Winmark Corp.	1	275
Winnebago Industries, Inc.	9	530
Workhorse Group, Inc.(1)	3	4
WW International, Inc.(1)	18	73
Wyndham Hotels & Resorts, Inc.	146	9,924
Wynn Resorts Ltd.(1)	3	309
Xponential Fitness, Inc. - Class A(1)	4	135
Yum! Brands, Inc.	8	1,004
Zumiez, Inc.(1)	282	5,201

Total Consumer Discretionary		734,944

Consumer Staples – 3.98%
Albertsons Companies, Inc. - Class A	7	151
Alico, Inc.	2	52
Andersons, Inc.	10	413
AppHarvest, Inc.(1)	34	21
Archer-Daniels-Midland Co.	152	12,123
B&G Foods, Inc.	22	340
Beauty Health Co.(1)	3	35
BellRing Brands, Inc.(1)	139	4,737
Benson Hill, Inc.(1)	25	28
BJ’s Wholesale Club Holdings, Inc.(1)	1	113
Boston Beer Co., Inc. - Class A(1)(2)	0	5
Boxed, Inc.(1)	21	4
Brown-Forman Corp. - Class A	1	37
Brown-Forman Corp. - Class B	2	147
Bunge Ltd.	4	401
Cal-Maine Foods, Inc.	1	59
Campbell Soup Co.	6	324
Casey’s General Stores, Inc.	1	242
Central Garden & Pet Co. - Class A(1)	2	90
Central Garden & Pet Co. - Class A(1)	224	8,764
Chefs’ Warehouse, Inc.(1)	3	106
Church & Dwight Co., Inc.	259	22,880
Clorox Co.	1	101
Coca-Cola Europacific Partners Plc	139	8,205
Conagra Brands, Inc.	218	8,184
Coty, Inc. - Class A(1)	11	127
Darling Ingredients, Inc.(1)	5	264
Dollar Tree, Inc.(1)	4	632
Edgewell Personal Care Co.	111	4,703
Flowers Foods, Inc.	6	156
Fresh Del Monte Produce, Inc.	10	288
Freshpet, Inc.(1)	1	40
Grocery Outlet Holding Corp.(1)	3	71
Hain Celestial Group, Inc.(1)	28	482
Herbalife Nutrition Ltd.(1)	11	171
Hershey Co.	1	151
HF Foods Group, Inc.(1)	10	41
Honest Co., Inc.(1)	19	34
Hormel Foods Corp.	9	348
Hostess Brands, Inc. - Class A(1)	328	8,170
Ingles Markets, Inc. - Class A	5	400
Ingredion, Inc.	60	6,086
J.M. Smucker Co.	23	3,546
John B Sanfilippo & Son, Inc.	1	101
Kellogg Co.	4	235
Keurig Dr Pepper, Inc.	240	8,479
Kroger Co.	175	8,625
Lancaster Colony Corp.	128	25,877
Lifecore Biomedical, Inc.(1)	10	39
McCormick & Co., Inc.	8	634
Mission Produce, Inc.(1)	11	123
Molson Coors Beverage Co. - Class B	163	8,427
Natural Grocers by Vitamin Cottage, Inc.(2)	0	4
Nature’s Sunshine Products, Inc.(1)	5	46
Nomad Foods Ltd.(1)	705	13,214
Nu Skin Enterprises, Inc. - Class A	9	356
Performance Food Group Co.(1)	182	10,965
Pilgrim’s Pride Corp.(1)	11	256
Post Holdings, Inc.(1)	214	19,236
PriceSmart, Inc.	3	207
Primo Water Corp.	49	748

Reynolds Consumer Products, Inc.	2	46
Rite Aid Corp.(1)	8	19
Seaboard Corp.(2)	0	30
Seneca Foods Corp. - Class A(1)	1	78
Simply Good Foods Co.(1)	329	13,079
Sovos Brands, Inc.(1)	3	55
SpartanNash Co.	11	269
Spectrum Brands Holdings, Inc.	69	4,564
Sprouts Farmers Market, Inc.(1)	106	3,717
SunOpta, Inc.(1)	2	17
Tattooed Chef, Inc.(1)	1	1
Tootsie Roll Industries, Inc.	1	34
TreeHouse Foods, Inc.(1)	16	794
Tyson Foods, Inc. - Class A	118	6,973
United Natural Foods, Inc.(1)	46	1,209
Universal Corp.	8	402
US Foods Holding Corp.(1)	399	14,735
Utz Brands, Inc.	3	47
Vector Group Ltd.	38	458
Village Super Market, Inc. - Class A	2	55
Vintage Wine Estates, Inc.(1)	8	9
Walgreens Boots Alliance, Inc.	84	2,915
Weis Markets, Inc.	5	433
Whole Earth Brands, Inc.(1)	12	30

Total Consumer Staples		240,813

Energy – 4.64%
Aemetis, Inc.(1)	12	28
Alto Ingredients, Inc.(1)	25	38
Amplify Energy Corp.(1)	2	16
Antero Midstream Corp.	10	106
Antero Resources Corp.(1)	3	70
APA Corp.	118	4,245
Archrock, Inc.	42	411
Ardmore Shipping Corp.	13	187
Baker Hughes Co. - Class A	29	826
Berry Corp.	20	160
Borr Drilling Ltd.(1)	34	255
Bristow Group, Inc.(1)	7	158
California Resources Corp.	121	4,650
Callon Petroleum Co.(1)	3	92
Centrus Energy Corp. - Class A(1)	3	91
ChampionX Corp.	481	13,059
Cheniere Energy, Inc.	3	507
Chesapeake Energy Corp.	4	280
Chord Energy Corp.	5	715
Civitas Resources, Inc.	23	1,575
Clean Energy Fuels Corp.(1)	54	234
CNX Resources Corp.(1)	651	10,436
CONSOL Energy, Inc.	1	36
Coterra Energy, Inc.	491	12,042
Devon Energy Corp.	169	8,576
DHT Holdings, Inc.	42	459
Diamond Offshore Drilling, Inc.(1)	32	380
Diamondback Energy, Inc.	153	20,741
DMC Global, Inc.(1)	4	94
Dorian LPG Ltd.	9	187
Dril-Quip, Inc.(1)	10	295
DT Midstream, Inc.	3	145
Earthstone Energy, Inc. - Class A(1)	66	861
Energy Fuels, Inc.(1)	8	43
Enviva, Inc.	50	1,458
EQT Corp.	11	356
Equitrans Midstream Corp.	97	563
Excelerate Energy, Inc. - Class A	6	134
Expro Group Holdings NV(1)	488	8,959
FLEX LNG Ltd.	9	296
Frontline Plc	39	643
Gevo, Inc.(1)	66	101
Golar LNG Ltd.(1)	29	637
Green Plains, Inc.(1)	14	438
Halliburton Co.	555	17,564
Helix Energy Solutions Group, Inc.(1)	44	338
Helmerich & Payne, Inc.	183	6,533
Hess Corp.	2	245

HF Sinclair Corp.	166	8,025
International Seaways, Inc.	15	627
Kinetik Holdings, Inc. - Class A	5	147
Magnolia Oil & Gas Corp. - Class A	953	20,857
Marathon Oil Corp.	373	8,938
Marathon Petroleum Corp.	143	19,338
Matador Resources Co.	355	16,932
Murphy Oil Corp.	26	957
Nabors Industries Ltd.(1)(2)	0	49
NACCO Industries, Inc. - Class A	1	41
National Energy Services Reunited Corp.(1)	11	59
Newpark Resources, Inc.(1)	27	103
NextDecade Corp.(1)	2	8
Noble Corp. Plc(1)	22	852
Nordic American Tankers Ltd.	64	254
Northern Oil & Gas, Inc.	3	91
NOV, Inc.	12	224
Oceaneering International, Inc.(1)	3	53
Oil States International, Inc.(1)	19	162
ONEOK, Inc.	12	768
Ovintiv, Inc.	2	79
Patterson-UTI Energy, Inc.	22	255
PBF Energy, Inc. - Class A	28	1,228
PDC Energy, Inc.	1	79
Peabody Energy Corp.(1)	37	939
Permian Resources Corp. - Class A	64	671
Phillips 66	71	7,233
Pioneer Natural Resources Co.	92	18,850
Plains GP Holdings LP - Class A(1)	787	10,321
ProFrac Holding Corp. - Class A(1)	4	56
ProPetro Holding Corp.(1)	28	202
Range Resources Corp.	2	64
REX American Resources Corp.(1)	5	154
Riley Exploration Permian, Inc.	1	48
Ring Energy, Inc.(1)	15	29
Schlumberger NV	264	12,975
Scorpio Tankers, Inc.	15	823
Select Energy Services, Inc. - Class A	22	153
SFL Corp. Ltd.	35	331
Southwestern Energy Co.(1)	31	157
Teekay Corp.(1)	22	137
Teekay Tankers Ltd. - Class A(1)	7	304
Tidewater, Inc.(1)	15	640
Ur-Energy, Inc.(1)	5	6
US Silica Holdings, Inc.(1)	19	227
Valero Energy Corp.	98	13,679
Vertex Energy, Inc.(1)	2	22
Viper Energy Partners LP	325	9,091
Vitesse Energy, Inc.	1	13
W&T Offshore, Inc.(1)	6	31
Williams Companies, Inc.	37	1,114
World Fuel Services Corp.	85	2,167

Total Energy		280,826

Financials – 18.01%
1st Source Corp.	5	230
ACNB Corp.	3	89
AFC Gamma, Inc.	5	65
Affiliated Managers Group, Inc.	1	163
Affirm Holdings, Inc. - Class A(1)	7	74
Aflac, Inc.	137	8,809
AGNC Investment Corp.	17	173
Alerus Financial Corp.	5	85
Allstate Corp.	363	40,191
Ally Financial, Inc.	190	4,850
Amalgamated Financial Corp.	6	112
A-Mark Precious Metals, Inc.	60	2,072
Ambac Financial Group, Inc.(1)	14	218
Amerant Bancorp, Inc. - Class A	9	197
American Equity Investment Life Holding Co.	22	813
American Financial Group, Inc.	36	4,432
American International Group, Inc.	393	19,815
American National Bankshares, Inc.	3	110
Ameriprise Financial, Inc.	132	40,319
Ameris Bancorp	79	2,876

AMERISAFE, Inc.	6	314
Angel Oak Mortgage REIT, Inc.	4	26
Annaly Capital Management, Inc.	86	1,646
Aon Plc - Class A	44	13,816
Apollo Commercial Real Estate Finance, Inc.	44	407
Apollo Global Management, Inc.	43	2,706
Arbor Realty Trust, Inc.	51	588
Arch Capital Group Ltd.(1)	117	7,926
Ares Commercial Real Estate Corp.	16	147
Ares Management Corp. - Class A	134	11,214
Argo Group International Holdings Ltd.	10	291
ARMOUR Residential REIT, Inc.	49	256
Arrow Financial Corp.	5	126
Arthur J. Gallagher & Co.	179	34,314
Artisan Partners Asset Management, Inc. - Class A	7	220
Assetmark Financial Holdings, Inc.(1)	7	206
Associated Banc-Corp.	296	5,328
Associated Capital Group, Inc. - Class A(2)	0	18
Assurant, Inc.	1	180
Assured Guaranty Ltd.	2	88
Atlantic Union Bankshares Corp.	23	798
Atlanticus Holdings Corp.(1)	1	14
AvidXchange Holdings, Inc.(1)	6	43
Axis Capital Holdings Ltd.	145	7,912
Axos Financial, Inc.(1)	16	588
Bakkt Holdings, Inc.(1)	17	29
Banc of California, Inc.	14	175
BancFirst Corp.	3	215
Banco Latinoamericano de Comercio Exterior SA - Class E	9	148
Bancorp, Inc.(1)	6	169
Bank First Corp.	2	179
Bank of Hawaii Corp.	128	6,658
Bank of Marin Bancorp	6	123
Bank of New York Mellon Corp.	130	5,911
Bank of NT Butterfield & Son Ltd.	270	7,296
Bank OZK	258	8,838
BankUnited, Inc.	89	2,000
Bankwell Financial Group, Inc.	2	57
Banner Corp.	9	498
Bar Harbor Bankshares	5	127
BayCom Corp.	3	58
BCB Bancorp, Inc.	6	75
Berkshire Hills Bancorp, Inc.	12	296
BGC Partners, Inc. - Class A	97	509
Blackstone Mortgage Trust, Inc. - Class A	54	958
Blue Foundry Bancorp(1)	8	79
Blue Ridge Bankshares, Inc.	6	60
BOK Financial Corp.	69	5,854
Bread Financial Holdings, Inc.	13	407
Bridgewater Bancshares, Inc.(1)	6	64
Bright Health Group, Inc.(1)	54	12
Brighthouse Financial, Inc.(1)	53	2,321
Brightsphere Investment Group, Inc.	686	16,169
BrightSpire Capital, Inc. - Class A	30	177
Broadmark Realty Capital, Inc.	41	195
Brookline Bancorp, Inc.	642	6,743
Brown & Brown, Inc.	7	381
Business First Bancshares, Inc.	8	136
Byline Bancorp, Inc.	8	181
Cadence Bank	729	15,129
Cambridge Bancorp	2	151
Camden National Corp.	5	181
Cannae Holdings, Inc.(1)	22	446
Cantaloupe, Inc.(1)	8	44
Capital Bancorp, Inc.	3	54
Capital City Bank Group, Inc.	5	142
Capitol Federal Financial, Inc.	35	235
Capstar Financial Holdings, Inc.	7	101
Carlyle Group, Inc.	6	199
Carter Bankshares, Inc.(1)	8	108
Cass Information Systems, Inc.	3	149
Cathay General Bancorp	356	12,305
CBOE Global Markets, Inc.	128	17,221
Central Pacific Financial Corp.	7	130

Chicago Atlantic Real Estate Finance, Inc.	1	20
Chimera Investment Corp.	221	1,247
Cincinnati Financial Corp.	5	522
Citizens & Northern Corp.	5	110
Citizens Financial Group, Inc.	231	7,020
City Holding Co.	4	364
Civista Bancshares, Inc.	5	87
Claros Mortgage Trust, Inc.	29	336
CNA Financial Corp.	76	2,958
CNB Financial Corp.	8	149
CNO Financial Group, Inc.	361	8,003
Coinbase Global, Inc. - Class A(1)	5	330
Colony Bankcorp, Inc.	6	57
Columbia Banking System, Inc.	423	9,055
Columbia Financial, Inc.(1)	7	132
Comerica, Inc.	16	716
Commerce Bancshares, Inc.	3	201
Community Bank System, Inc.	14	751
Community Trust Bancorp, Inc.	5	205
Compass Diversified Holdings	207	3,943
ConnectOne Bancorp, Inc.	58	1,017
Consumer Portfolio Services, Inc.(1)	3	34
Crawford & Co. - Class A	5	38
Credit Acceptance Corp.(1)(2)	0	79
CrossFirst Bankshares, Inc.(1)	15	155
Cullen/Frost Bankers, Inc.	2	186
Curo Group Holdings Corp.	2	4
Customers Bancorp, Inc.(1)	8	152
CVB Financial Corp.	843	14,060
Dime Community Bancshares, Inc.	11	240
Discover Financial Services	215	21,284
Donegal Group, Inc. - Class A	6	90
Donnelley Financial Solutions, Inc.(1)	125	5,103
Dynex Capital, Inc.	16	194
Eagle Bancorp, Inc.	8	278
East West Bancorp, Inc.	359	19,902
Eastern Bankshares, Inc.	39	493
eHealth, Inc.(1)	6	60
Element Fleet Management Corp.	444	5,826
Ellington Financial, Inc.	19	232
Employers Holdings, Inc.	7	304
Enact Holdings, Inc.	28	637
Encore Capital Group, Inc.(1)	7	368
Enova International, Inc.(1)	10	423
Enstar Group Ltd.(1)	4	832
Enterprise Bancorp, Inc.	3	94
Enterprise Financial Services Corp.	12	522
Equitable Holdings, Inc.	11	285
Equity Bancshares, Inc. - Class A	5	122
Erie Indemnity Co. - Class A(2)	0	48
Esquire Financial Holdings, Inc.	1	22
Essent Group Ltd.	102	4,071
Euronet Worldwide, Inc.(1)	22	2,426
Evercore, Inc. - Class A	1	129
Everest Re Group Ltd.	82	29,275
EVERTEC, Inc.	132	4,470
EZCORP, Inc. - Class A(1)	15	133
F&G Annuities & Life, Inc.	1	10
FactSet Research Systems, Inc.	78	32,513
Farmers & Merchants Bancorp, Inc.	3	71
Farmers National Banc Corp.	12	151
FB Financial Corp.	12	377
Federal Agricultural Mortgage Corp. - Class C	3	378
Fidelity National Financial, Inc.	8	276
Fidelity National Information Services, Inc.	181	9,842
Fifth Third Bancorp	575	15,308
Finance Of America Companies, Inc. - Class A(1)	11	13
Financial Institutions, Inc.	6	108
First American Financial Corp.	172	9,593
First Bancorp	11	399
First Bancorp	365	4,169
First Bancorp, Inc.	3	88
First Bancshares, Inc.	8	219
First Bank/Hamilton NJ	6	58

First Busey Corp.	17	355
First Business Financial Services, Inc.	3	86
First Citizens BancShares, Inc. - Class A(2)	0	247
First Commonwealth Financial Corp.	27	340
First Community Bankshares, Inc.	6	143
First Financial Bancorp	25	544
First Financial Corp.	4	164
First Foundation, Inc.	17	126
First Guaranty Bancshares, Inc.	2	29
First Hawaiian, Inc.	307	6,334
First Horizon Corp.	16	285
First Internet Bancorp	3	50
First Interstate BancSystem, Inc. - Class A	357	10,667
First Merchants Corp.	48	1,584
First Mid Bancshares, Inc.	18	495
First of Long Island Corp.	7	99
First Republic Bank	6	80
First Western Financial, Inc.(1)	3	57
FirstCash Holdings, Inc.	6	562
Five Star Bancorp	3	61
FleetCor Technologies, Inc.(1)	29	6,012
Flushing Financial Corp.	11	158
FNB Corp.	360	4,170
Franklin BSP Realty Trust, Inc.	25	304
Franklin Resources, Inc.	9	233
FS KKR Capital Corp.	122	2,259
Fulton Financial Corp.	53	731
FVCBankcorp, Inc.(1)	5	54
GCM Grosvenor, Inc. - Class A	2	13
Genworth Financial, Inc. - Class A(1)	135	676
German American Bancorp, Inc.	10	334
Glacier Bancorp, Inc.	387	16,244
Global Payments, Inc.	60	6,327
Globe Life, Inc.	99	10,934
Goosehead Insurance, Inc. - Class A(1)	1	35
Granite Point Mortgage Trust, Inc.	15	73
Great Southern Bancorp, Inc.	3	171
Green Dot Corp. - Class A(1)	11	197
Greenlight Capital Re Ltd. - Class A(1)	8	73
Guaranty Bancshares, Inc.	3	80
Hancock Whitney Corp.	27	970
Hanmi Financial Corp.	249	4,631
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26	731
Hanover Insurance Group, Inc.	61	7,859
HarborOne Bancorp, Inc.	15	179
Hartford Financial Services Group, Inc.	303	21,131
HBT Financial, Inc.	4	84
Heartland Financial USA, Inc.	14	533
Heritage Commerce Corp.	20	168
Heritage Financial Corp.	9	198
Hilltop Holdings, Inc.	16	478
Hingham Institution for Savings(2)	0	112
Hippo Holdings, Inc.(1)	5	85
Home Bancorp, Inc.	3	84
Home Bancshares, Inc.	234	5,073
Home Point Capital, Inc.	3	5
HomeStreet, Inc.	5	85
HomeTrust Bancshares, Inc.	4	99
Hope Bancorp, Inc.	32	318
Horace Mann Educators Corp.	221	7,392
Horizon Bancorp, Inc.	14	152
Huntington Bancshares, Inc.	1,161	12,999
Independent Bank Corp.	7	124
Independent Bank Corp.	240	15,728
Independent Bank Group, Inc.	42	1,930
Interactive Brokers Group, Inc. - Class A	3	232
International Bancshares Corp.	17	746
Invesco Ltd.	11	184
Invesco Mortgage Capital, Inc.	11	124
Investors Title Co.(2)	0	50
Jackson Financial, Inc. - Class A	23	872
James River Group Holdings Ltd.	10	204
Janus Henderson Group Plc	4	111
Jefferies Financial Group, Inc.	6	193

John Marshall Bancorp, Inc.	4	77
Kearny Financial Corp.	19	157
Kemper Corp.	2	104
KeyCorp	300	3,758
KKR & Co., Inc. - Class Miscella	17	916
KKR Real Estate Finance Trust, Inc.	18	206
Ladder Capital Corp. - Class A	36	338
Lakeland Bancorp, Inc.	22	339
Lakeland Financial Corp.	116	7,243
Lazard Ltd. - Class A	110	3,642
Lemonade, Inc.(1)	15	211
LendingClub Corp.(1)	31	222
Lincoln National Corp.	83	1,876
Live Oak Bancshares, Inc.	2	59
Loews Corp.	80	4,639
Luther Burbank Corp.	6	58
M&T Bank Corp.	5	628
Macatawa Bank Corp.	9	97
Markel Corp.(1)(2)	0	402
MarketWise, Inc.(1)	6	10
MBIA, Inc.(1)	16	147
Mercantile Bank Corp.	6	175
Merchants Bancorp	5	134
Mercury General Corp.	9	272
Metrocity Bankshares, Inc.	5	84
Metropolitan Bank Holding Corp.(1)	3	104
MFA Financial, Inc.	32	314
MGIC Investment Corp.	219	2,938
Mid Penn Bancorp, Inc.	5	122
Midland States Bancorp, Inc.	8	163
MidWestOne Financial Group, Inc.	5	119
Moelis & Co. - Class A	11	404
MoneyGram International, Inc.(1)	29	300
Moneylion, Inc.(1)	46	26
Morningstar, Inc.(2)	0	15
Mr Cooper Group, Inc.(1)	230	9,412
MSCI, Inc. - Class A	1	327
MVB Financial Corp.	3	69
Nasdaq, Inc.	440	24,069
National Bank Holdings Corp. - Class A	7	251
National Western Life Group, Inc. - Class A	1	179
Navient Corp.	256	4,094
NBT Bancorp, Inc.	11	378
Nelnet, Inc. - Class A	5	422
New York Community Bancorp, Inc.	20	184
New York Mortgage Trust, Inc.	29	286
Nexpoint Real Estate Finance, Inc.	2	37
NI Holdings, Inc.(1)	3	33
Nicolet Bankshares, Inc.(1)	4	224
NMI Holdings, Inc. - Class A(1)	24	534
Northeast Bank	2	79
Northern Trust Corp.	6	550
Northfield Bancorp, Inc.	13	151
Northwest Bancshares, Inc.	33	392
OceanFirst Financial Corp.	20	367
OFG Bancorp	13	337
Old National Bancorp	421	6,078
Old Republic International Corp.	142	3,535
Old Second Bancorp, Inc.	14	194
OneMain Holdings, Inc. - Class A	3	129
Oportun Financial Corp.(1)	8	32
Oppenheimer Holdings, Inc. - Class A	3	100
OppFi, Inc.(1)	5	9
Orchid Island Capital, Inc. - Class A	11	121
Origin Bancorp, Inc.	39	1,241
Orrstown Financial Services, Inc.	3	64
Oscar Health, Inc. - Class A(1)	39	253
Pacific Premier Bancorp, Inc.	429	10,295
PacWest Bancorp	30	293
Park National Corp.	4	520
Parke Bancorp, Inc.	4	65
Pathward Financial, Inc.	5	219
Patria Investments Ltd. - Class A	48	709
Paysafe Ltd.(1)	9	155

PCB Bancorp	5	69
Peapack Gladstone Financial Corp.	6	185
PennantPark Investment Corp.	164	863
PennyMac Financial Services, Inc.	8	503
PennyMac Mortgage Investment Trust	22	275
Peoples Bancorp, Inc.	10	253
Peoples Financial Services Corp.	2	102
Perella Weinberg Partners - Class A	1	12
Pinnacle Financial Partners, Inc.	2	125
Pioneer Bancorp, Inc.(1)	5	47
Piper Sandler Companies	5	756
Popular, Inc.	43	2,451
PRA Group, Inc.(1)	12	472
Preferred Bank	4	194
Premier Financial Corp.	42	868
Primerica, Inc.	1	198
Primis Financial Corp.	8	77
Principal Financial Group, Inc.	80	5,956
ProAssurance Corp.	14	267
PROG Holdings, Inc.(1)	13	310
Prospect Capital Corp.	296	2,057
Prosperity Bancshares, Inc.	178	10,937
Provident Bancorp, Inc.	7	50
Provident Financial Services, Inc.	70	1,347
Prudential Financial, Inc.	11	928
QCR Holdings, Inc.	21	928
Radian Group, Inc.	47	1,041
Raymond James Financial, Inc.	59	5,481
RBB Bancorp	5	79
Ready Capital Corp.	22	225
Red River Bancshares, Inc.	1	66
Redwood Trust, Inc.	35	237
Regional Management Corp.	2	64
Regions Financial Corp.	507	9,408
Reinsurance Group of America, Inc. - Class A	133	17,671
RenaissanceRe Holdings Ltd.	30	6,077
Renasant Corp.	15	449
Repay Holdings Corp. - Class A(1)	28	182
Republic Bancorp, Inc. - Class A	3	122
Republic First Bancorp, Inc.(1)	15	21
Rithm Capital Corp.	1,955	15,639
Robinhood Markets, Inc. - Class A(1)	18	171
Rocket Companies, Inc. - Class A(1)	2	14
Root, Inc. - Class A(1)	3	13
S&T Bancorp, Inc.	11	342
Safety Insurance Group, Inc.	4	304
Sandy Spring Bancorp, Inc.	165	4,295
Sculptor Capital Management, Inc. - Class A	4	33
Seacoast Banking Corp. of Florida	23	540
SEI Investments Co.	3	178
Selective Insurance Group, Inc.	276	26,266
Selectquote, Inc.(1)	41	89
Shore Bancshares, Inc.	6	89
Sierra Bancorp	5	83
Silvercrest Asset Management Group, Inc. - Class A(2)	0	3
Simmons First National Corp. - Class A	33	576
SiriusPoint Ltd.(1)	27	218
Skyward Specialty Insurance Group, Inc.(1)	3	57
SLM Corp.	919	11,391
SmartFinancial, Inc.	5	120
SoFi Technologies, Inc.(1)	25	151
South Plains Financial, Inc.	3	74
South State Corp.	273	19,442
Southern First Bancshares, Inc.(1)	3	79
Southern Missouri Bancorp, Inc.	3	97
Southside Bancshares, Inc.	8	272
Starwood Property Trust, Inc.	9	157
State Street Corp.	114	8,641
Stellar Bancorp, Inc.	15	359
Sterling Bancorp, Inc.(1)	8	43
Stewart Information Services Corp.	7	290
Stifel Financial Corp.	205	12,140
Stock Yards Bancorp, Inc.	2	92
StoneCo Ltd. - Class A(1)	41	395

StoneX Group, Inc.(1)	5	518
Summit Financial Group, Inc.	4	82
Sunlight Financial Holdings, Inc.(1)	9	3
SWK Holdings Corp.(1)	1	20
Synchrony Financial	13	389
Synovus Financial Corp.	4	134
T Rowe Price Group, Inc.	7	759
Texas Capital Bancshares, Inc.(1)	118	5,777
TFS Financial Corp.	1	18
Third Coast Bancshares, Inc.(1)	4	64
Tiptree, Inc.	8	116
Tompkins Financial Corp.	4	284
Towne Bank	56	1,493
TPG RE Finance Trust, Inc.	22	157
Tradeweb Markets, Inc. - Class A	1	95
Travelers Companies, Inc.	25	4,293
Trean Insurance Group, Inc.(1)	8	48
TriCo Bancshares	10	431
Triumph Financial, Inc.(1)	4	234
TrustCo Bank Corp. NY	5	160
Trustmark Corp.	16	407
Two Harbors Investment Corp.	426	6,270
UMB Financial Corp.	114	6,555
United Bankshares, Inc.	390	13,739
United Community Banks, Inc.	179	5,021
United Fire Group, Inc.	7	175
Unity Bancorp, Inc.	2	51
Universal Insurance Holdings, Inc.	96	1,750
Univest Financial Corp.	10	240
Unum Group	104	4,102
Upstart Holdings, Inc.(1)	2	28
USCB Financial Holdings, Inc.(1)	4	40
UWM Holdings Corp.(2)	0	1
Valley National Bancorp	472	4,362
Value Line, Inc.(2)	0	1
Velocity Financial, Inc.(1)	2	18
Veritex Holdings, Inc.	83	1,516
Victory Capital Holdings, Inc. - Class A	4	107
Virtu Financial, Inc. - Class A	3	57
Virtus Investment Partners, Inc.	2	350
Voya Financial, Inc.	108	7,745
Walker & Dunlop, Inc.	3	231
Washington Federal, Inc.	19	587
Washington Trust Bancorp, Inc.	6	214
Waterstone Financial, Inc.	7	102
Webster Financial Corp.	323	12,748
WesBanco, Inc.	18	538
West BanCorp, Inc.	5	83
Westamerica BanCorp	6	257
Western Alliance Bancorp	40	1,423
Western Union Co.	192	2,139
WEX, Inc.(1)(2)	0	68
White Mountains Insurance Group Ltd.(2)	0	107
Willis Towers Watson Plc	50	11,699
Wintrust Financial Corp.	55	4,019
World Acceptance Corp.(1)(2)	0	30
WR Berkley Corp.	6	389
WSFS Financial Corp.	17	623
Zions Bancorp N.A.	300	8,975

Total Financials		1,089,709

Healthcare – 8.04%
10X Genomics, Inc. - Class A(1)(2)	0	17
23andMe Holding Co. - Class A(1)	48	110
2seventy bio, Inc.(1)	12	123
4D Molecular Therapeutics, Inc.(1)	9	157
AbCellera Biologics, Inc.(1)	37	277
Absci Corp.(1)	15	26
Acadia Healthcare Co., Inc.(1)	3	195
Accolade, Inc.(1)	21	296
Acrivon Therapeutics, Inc.(1)	1	17
AdaptHealth Corp. - Class A(1)	409	5,090
Adaptive Biotechnologies Corp.(1)	33	293
Addus HomeCare Corp.(1)	133	14,152
Adicet Bio, Inc.(1)	9	53

ADMA Biologics, Inc.(1)	37	122
Aduro Bioteech, Inc.(1)(5)	1	3
Aerovate Therapeutics, Inc.(1)	3	61
Affimed NV(1)	3	2
Agilent Technologies, Inc.	65	9,008
Agiliti, Inc.(1)	244	3,905
agilon health, Inc.(1)(2)	0	10
Agios Pharmaceuticals, Inc.(1)	17	389
Akero Therapeutics, Inc.(1)	10	385
Align Technology, Inc.(1)	1	202
Allogene Therapeutics, Inc.(1)	25	123
Allovir, Inc.(1)	11	45
Alpha Teknova, Inc.(1)	3	8
Alphatec Holdings, Inc.(1)	3	41
Alpine Immune Sciences, Inc.(1)	4	31
ALX Oncology Holdings, Inc.(1)	6	28
Amedisys, Inc.(1)	1	71
American Well Corp. - Class A(1)	71	166
AmerisourceBergen Corp. - Class A	312	49,944
AMN Healthcare Services, Inc.(1)	85	7,088
Amylyx Pharmaceuticals, Inc.(1)	13	369
AN2 Therapeutics, Inc.(1)	3	32
AnaptysBio, Inc.(1)	6	136
AngioDynamics, Inc.(1)	12	123
ANI Pharmaceuticals, Inc.(1)	4	151
Anika Therapeutics, Inc.(1)	4	123
Arbutus Biopharma Corp.(1)	17	52
Arcellx, Inc.(1)	9	283
Arcturus Therapeutics Holdings, Inc.(1)	1	17
Arcus Biosciences, Inc.(1)	16	289
Artivion, Inc.(1)	2	24
Atara Biotherapeutics, Inc.(1)	27	79
Atea Pharmaceuticals, Inc.(1)	25	84
Athira Pharma, Inc.(1)	11	27
ATI Physical Therapy, Inc.(1)	27	7
AtriCure, Inc.(1)	5	203
Avanos Medical, Inc.(1)	14	425
Avantor, Inc.(1)	598	12,639
Aveanna Healthcare Holdings, Inc.(1)	15	16
Avidity Biosciences, Inc.(1)	20	311
Azenta, Inc.(1)	2	94
BioCryst Pharmaceuticals, Inc.(1)	18	146
Biogen, Inc.(1)	4	1,215
Biohaven Ltd.(1)	8	103
BioLife Solutions, Inc.(1)	10	211
BioMarin Pharmaceutical, Inc.(1)	6	550
Bionano Genomics, Inc.(1)	91	101
Bio-Rad Laboratories, Inc. - Class A(1)	1	312
Bioventus, Inc. - Class A(1)	11	11
Bioxcel Therapeutics, Inc.(1)	6	109
Bluebird Bio, Inc.(1)	33	105
Boston Scientific Corp.(1)	251	12,578
Bridgebio Pharma, Inc.(1)	12	204
Brookdale Senior Living, Inc.(1)	57	168
Butterfly Network, Inc.(1)	39	73
C4 Therapeutics, Inc.(1)	14	45
Cara Therapeutics, Inc.(1)	15	73
Cardinal Health, Inc.	85	6,415
Cardiovascular Systems, Inc.(1)	6	111
CareMax, Inc.(1)	17	45
Caribou Biosciences, Inc.(1)	18	97
Castle Biosciences, Inc.(1)	7	168
Catalent, Inc.(1)	4	243
Celldex Therapeutics, Inc.(1)	11	400
Centene Corp.(1)	61	3,879
Century Therapeutics, Inc.(1)	6	20
Certara, Inc.(1)	1	31
Charles River Laboratories International, Inc.(1)(2)	0	21
Chemed Corp.(2)	0	151
Chimerix, Inc.(1)	7	9
Chinook Therapeutics, Inc.(1)	16	367
Cigna Group	14	3,658
Cogent Biosciences, Inc.(1)	20	211
Community Health Systems, Inc.(1)	40	195

Computer Programs & Systems, Inc.(1)	4	127
Contra Cincor Pharma I(1)(5)	7	20
Cooper Companies, Inc.	43	15,985
Crinetics Pharmaceuticals, Inc.(1)	14	228
Cross Country Healthcare, Inc.(1)	10	219
CryoPort, Inc.(1)	3	63
CTI BioPharma Corp.(1)	25	104
Cue Health, Inc.(1)	32	58
Cullinan Oncology, Inc.(1)	8	81
Cytokinetics, Inc.(1)	2	82
DaVita, Inc.(1)	65	5,272
Day One Biopharmaceuticals, Inc.(1)	8	112
Deciphera Pharmaceuticals, Inc.(1)	12	178
Definitive Healthcare Corp. - Class A(1)(2)	0	5
Dentsply Sirona, Inc.	6	254
Design Therapeutics, Inc.(1)	10	57
DICE Therapeutics, Inc.(1)	11	313
Doximity, Inc. - Class A(1)	2	59
Dyne Therapeutics, Inc.(1)	9	108
Edgewise Therapeutics, Inc.(1)	11	75
Editas Medicine, Inc. - Class A(1)	21	156
Eiger BioPharmaceuticals, Inc.(1)	1	1
Elanco Animal Health, Inc.(1)	13	126
Embecta Corp.	51	1,427
Emergent BioSolutions, Inc.(1)	16	169
Enanta Pharmaceuticals, Inc.(1)	6	232
Encompass Health Corp.	3	161
Enhabit, Inc.(1)	1	20
Enochian Biosciences, Inc.(1)	7	6
Enovis Corp.(1)	258	13,803
Envista Holdings Corp.(1)	391	15,974
EQRx, Inc.(1)	62	120
Erasca, Inc.(1)	22	65
Exact Sciences Corp.(1)	4	294
Exelixis, Inc.(1)	1	26
EyePoint Pharmaceuticals, Inc.(1)	5	15
FibroGen, Inc.(1)	3	59
Figs, Inc. - Class A(1)	6	40
Fulcrum Therapeutics, Inc.(1)	15	44
Fulgent Genetics, Inc.(1)	6	198
Gelesis Holdings, Inc.(1)	8	1
GeneDx Holdings Corp. - Class A(1)	89	33
Generation Bio Co.(1)	16	68
Geron Corp.(1)	43	94
Globus Medical, Inc. - Class A(1)	2	123
HCA Healthcare, Inc.	64	16,975
Health Catalyst, Inc.(1)	17	194
HealthStream, Inc.(1)	7	187
Henry Schein, Inc.(1)	4	334
HilleVax, Inc.(1)	5	76
Hims & Hers Health, Inc.(1)	6	63
Hologic, Inc.(1)	184	14,836
Horizon Therapeutics Plc(1)(2)	0	54
Humana, Inc.	25	12,352
ICON Plc(1)	121	25,932
Icosavax, Inc.(1)	7	42
ICU Medical, Inc.(1)	41	6,751
Ideaya Biosciences, Inc.(1)	14	191
IGM Biosciences, Inc.(1)	1	12
ImmunityBio, Inc.(1)	5	10
ImmunoGen, Inc.(1)	33	127
Immunovant, Inc.(1)	14	214
Inari Medical, Inc.(1)	1	82
Incyte Corp.(1)	1	54
Innovage Holding Corp.(1)	5	39
Innoviva, Inc.(1)	147	1,657
Inogen, Inc.(1)	7	91
Inotiv, Inc.(1)	6	27
Inovio Pharmaceuticals, Inc.(1)	73	60
Instil Bio, Inc.(1)	18	12
Integer Holdings Corp.(1)	179	13,875
Integra LifeSciences Holdings Corp.(1)	2	124
Intellia Therapeutics, Inc.(1)	9	327
Invitae Corp.(1)	78	106

Invivyd, Inc.(1)	14	17
Ionis Pharmaceuticals, Inc.(1)(2)	0	12
Iovance Biotherapeutics, Inc.(1)	47	285
IQVIA Holdings, Inc.(1)	125	24,839
Ironwood Pharmaceuticals, Inc. - Class A(1)	370	3,887
iTeos Therapeutics, Inc.(1)	7	101
Janux Therapeutics, Inc.(1)	6	70
Jazz Pharmaceuticals Plc(1)	83	12,089
Jounce Therapeutics, Inc.(1)	15	28
KalVista Pharmaceuticals, Inc.(1)	8	59
Keros Therapeutics, Inc.(1)(2)	0	10
Kezar Life Sciences, Inc.(1)	15	48
Kiniksa Pharmaceuticals Ltd. - Class A(1)	1	6
Kinnate Biopharma, Inc.(1)	10	62
Kodiak Sciences, Inc.(1)	11	70
Kronos Bio, Inc.(1)	11	17
Krystal Biotech, Inc.(1)	4	348
Kura Oncology, Inc.(1)	20	249
Kymera Therapeutics, Inc.(1)	12	350
Laboratory Corp. of America Holdings	51	11,709
Lantheus Holdings, Inc.(1)	241	19,914
Lexicon Pharmaceuticals, Inc.(1)	15	37
LifeStance Health Group, Inc.(1)	21	154
Ligand Pharmaceuticals, Inc.(1)	4	303
Liquidia Corp.(1)	6	39
LivaNova Plc(1)	4	172
Lyell Immunopharma, Inc.(1)	55	129
MacroGenics, Inc.(1)	19	138
MannKind Corp.(1)	69	285
Maravai LifeSciences Holdings, Inc. - Class A(1)	266	3,732
Masimo Corp.(1)(2)	0	63
MaxCyte, Inc.(1)	27	135
McKesson Corp.	25	8,794
MeiraGTx Holdings Plc(1)	9	47
Merit Medical Systems, Inc.(1)	2	177
Mersana Therapeutics, Inc.(1)	30	122
MiMedx Group, Inc.(1)	34	116
Mineralys Therapeutics, Inc.(1)	2	31
Mirati Therapeutics, Inc.(1)	1	50
ModivCare, Inc.(1)	121	10,145
Molina Healthcare, Inc.(1)	2	420
Monte Rosa Therapeutics, Inc.(1)	9	67
Morphic Holding, Inc.(1)	1	46
Multiplan Corp.(1)	118	125
Myriad Genetics, Inc.(1)	25	573
NanoString Technologies, Inc.(1)	1	15
Nano-X Imaging Ltd.(1)	12	72
Natera, Inc.(1)(2)	0	12
National HealthCare Corp.	4	222
Nautilus Biotechnology, Inc. - Class A(1)	13	36
Nektar Therapeutics - Class A(1)	65	46
Neogen Corp.(1)	5	100
NeoGenomics, Inc.(1)	39	685
NextGen Healthcare, Inc.(1)	9	157
NGM Biopharmaceuticals, Inc.(1)	5	21
Nkarta, Inc.(1)	9	34
Nurix Therapeutics, Inc.(1)	14	121
Nuvalent, Inc. - Class A(1)	7	170
Nuvation Bio, Inc.(1)	34	56
Oak Street Health, Inc.(1)	4	137
OmniAb, Inc.(1)	22	81
OmniAb, Inc. - Class CR3(1)(2)(5)(6)	2	–
OmniAb, Inc. - Class CR4(1)(2)(5)(6)	2	–
OPKO Health, Inc.(1)	127	186
OraSure Technologies, Inc.(1)	22	134
Organon & Co.	216	5,078
Orthofix Medical, Inc.(1)	11	181
Owens & Minor, Inc.(1)	20	292
P3 Health Partners, Inc.(1)	2	2
Pacific Biosciences of California, Inc.(1)	77	887
Pardes Biosciences, Inc. - Class A(1)	15	19
Patterson Companies, Inc.	54	1,447
Pear Therapeutics, Inc.(1)	13	3
Pediatrix Medical Group, Inc.(1)	26	382

PepGen, Inc.(1)	3	42
PerkinElmer, Inc.	4	516
Perrigo Co. Plc	4	146
PetIQ, Inc. - Class A(1)	2	22
PhenomeX, Inc.(1)	25	29
Phibro Animal Health Corp. - Class A(2)	0	3
Phreesia, Inc.(1)	8	259
PMV Pharmaceuticals, Inc.(1)	11	53
Point Biopharma Global, Inc. - Class A(1)	1	10
Praxis Precision Medicines, Inc.(1)	12	10
Precigen, Inc.(1)	5	5
Premier, Inc. - Class A	266	8,604
Prestige Consumer Healthcare, Inc.(1)	242	15,181
Prime Medicine, Inc.(1)	2	22
Protagonist Therapeutics, Inc.(1)	15	334
Provention Bio, Inc.(1)	3	69
PTC Therapeutics, Inc.(1)	5	259
QIAGEN NV(1)	7	317
Quanterix Corp.(1)	9	103
Quantum-Si, Inc.(1)	25	45
Quest Diagnostics, Inc.	3	481
QuidelOrtho Corp.(1)	84	7,474
Rallybio Corp.(1)	1	8
RAPT Therapeutics, Inc.(1)	3	51
Reata Pharmaceuticals, Inc. - Class A(1)	1	129
Recursion Pharmaceuticals, Inc. - Class A(1)	39	257
REGENXBIO, Inc.(1)	13	238
Relay Therapeutics, Inc.(1)	24	398
Relmada Therapeutics, Inc.(1)	2	5
Repligen Corp.(1)(2)	0	80
Replimune Group, Inc.(1)	14	252
REVOLUTION Medicines, Inc.(1)	23	502
Rocket Pharmaceuticals, Inc.(1)	18	303
Royalty Pharma Plc - Class A	11	408
RxSight, Inc.(1)	1	9
Sage Therapeutics, Inc.(1)	16	678
Sana Biotechnology, Inc.(1)	28	91
Sangamo Therapeutics, Inc.(1)	40	71
Science 37 Holdings, Inc.(1)	3	1
Scilex Holding Co.(1)(6)	16	133
Seer, Inc. - Class A(1)	15	60
Select Medical Holdings Corp.	5	129
Sharecare, Inc.(1)	92	131
Sight Sciences, Inc.(1)	6	49
Singular Genomics Systems, Inc.(1)	20	24
SomaLogic, Inc.(1)	41	105
Sotera Health Co.(1)	184	3,296
SpringWorks Therapeutics, Inc.(1)	9	236
STERIS Plc	3	584
Stoke Therapeutics, Inc.(1)	7	61
Supernus Pharmaceuticals, Inc.(1)	15	559
Surgery Partners, Inc.(1)	2	66
Sutro Biopharma, Inc.(1)	17	79
Syndax Pharmaceuticals, Inc.(1)	14	305
Syneos Health, Inc. - Class A(1)	282	10,038
Tactile Systems Technology, Inc.(1)	4	69
Talaris Therapeutics, Inc.(1)	8	14
Tandem Diabetes Care, Inc.(1)(2)	0	5
Tango Therapeutics, Inc.(1)	14	54
Tarsus Pharmaceuticals, Inc.(1)	6	72
Teladoc Health, Inc.(1)	4	114
Teleflex, Inc.	1	362
Tenaya Therapeutics, Inc.(1)	13	37
Tenet Healthcare Corp.(1)	3	191
Theravance Biopharma, Inc.(1)	2	21
Theseus Pharmaceuticals, Inc.(1)	5	48
Third Harmonic Bio, Inc.(1)	2	8
Travere Therapeutics, Inc. - Class Preferre(1)	2	35
Twist Bioscience Corp.(1)	6	86
Tyra Biosciences, Inc.(1)	4	62
Ultragenyx Pharmaceutical, Inc.(1)(2)	0	20
United Therapeutics Corp.(1)	31	7,044
Universal Health Services, Inc. - Class B	35	4,459
Utah Medical Products, Inc.(2)	0	6

Vanda Pharmaceuticals, Inc.(1)	17	116
Varex Imaging Corp.(1)	12	211
Vaxart, Inc.(1)	37	28
VBI Vaccines, Inc.(1)	50	15
Vera Therapeutics, Inc. - Class A(1)(2)	0	3
Veracyte, Inc.(1)	22	499
Veradigm, Inc.(1)	34	438
Verve Therapeutics, Inc.(1)	13	182
Viatris, Inc.	270	2,594
ViewRay, Inc.(1)	7	23
Vir Biotechnology, Inc.(1)	22	523
Viridian Therapeutics, Inc.(1)	3	81
VistaGen Therapeutics, Inc.(1)	11	1
Xencor, Inc.(1)	18	501
Zentalis Pharmaceuticals, Inc.(1)	1	13
Zimmer Biomet Holdings, Inc.	102	13,143
Zimvie, Inc.(1)	36	258

Total Healthcare		486,708

Industrials – 20.24%
3D Systems Corp.(1)	39	416
AAR Corp.(1)	10	564
ABM Industries, Inc.	260	11,676
ACCO Brands Corp.	28	151
Acuity Brands, Inc.	1	178
ACV Auctions, Inc. - Class A(1)	19	242
Advanced Drainage Systems, Inc.	44	3,740
AECOM	4	316
Aerojet Rocketdyne Holdings, Inc.(1)	6	342
AerSale Corp.(1)	8	134
AGCO Corp.	77	10,401
Air Lease Corp. - Class A	288	11,336
Air Transport Services Group, Inc.(1)	11	235
Alamo Group, Inc.(2)	0	88
Alaska Air Group, Inc.(1)	420	17,637
Albany International Corp. - Class A	8	691
Alight, Inc. - Class A(1)	120	1,103
Allegiant Travel Co. - Class A(1)	72	6,608
Allegion Plc	223	23,784
Allied Motion Technologies, Inc.(2)	0	13
Allison Transmission Holdings, Inc.	110	4,989
Alta Equipment Group, Inc.	5	86
American Airlines Group, Inc.(1)	132	1,942
American Woodmark Corp.(1)	5	254
AMETEK, Inc.	344	49,948
AO Smith Corp.	3	201
API Group Corp.(1)	64	1,444
ArcBest Corp.	49	4,532
Archer Aviation, Inc. - Class A(1)	45	127
Arcosa, Inc.	154	9,738
Argan, Inc.	4	166
Armstrong World Industries, Inc.	1	40
ASGN, Inc.(1)	53	4,421
Astec Industries, Inc.	7	290
Astra Space, Inc.(1)	65	28
Astronics Corp.(1)	8	110
Atkore, Inc.(1)	62	8,766
Atlas Technical Consultants, Inc.(1)	2	27
Avis Budget Group, Inc.(1)	1	151
Axon Enterprise, Inc.(1)	49	11,100
AZEK Co., Inc. - Class A(1)	214	5,034
AZZ, Inc.	7	301
Barnes Group, Inc.	15	606
Barrett Business Services, Inc.	12	1,105
Beacon Roofing Supply, Inc.(1)	81	4,780
Bird Global, Inc. - Class A(1)	64	18
Blade Air Mobility, Inc.(1)	16	55
BlueLinx Holdings, Inc.(1)	3	182
Boise Cascade Co.	101	6,366
Brady Corp. - Class A	3	176
BrightView Holdings, Inc.(1)	12	70
Brink’s Co.	225	15,056
Broadridge Financial Solutions, Inc.(2)	0	49
Brookfield Business Corp. - Class A	1	23
Builders FirstSource, Inc.(1)	64	5,646

BWX Technologies, Inc.	161	10,126
CACI International, Inc. - Class A(1)	108	31,885
Caesarstone Ltd.	7	27
Carlisle Companies, Inc.(2)	0	54
Carrier Global Corp.	25	1,166
Casella Waste Systems, Inc. - Class A(1)	157	12,970
CBIZ, Inc.(1)	294	14,530
CECO Environmental Corp.(1)	24	342
CH Robinson Worldwide, Inc.	3	255
Cintas Corp.(2)	0	81
CIRCOR International, Inc.(1)	4	127
Clarivate Plc(1)	14	135
Clean Harbors, Inc.(1)	2	219
Columbus McKinnon Corp.	9	317
CompX International, Inc.	1	9
Concentrix Corp.	1	158
Concrete Pumping Holdings, Inc.(1)	7	49
Conduent, Inc.(1)	54	186
Copa Holdings SA - Class A(1)	1	81
Copart, Inc.(1)	151	11,336
Core & Main, Inc. - Class A(1)	1	32
CoreCivic, Inc.(1)	192	1,770
Costamare, Inc.	16	152
CoStar Group, Inc.(1)	11	726
Covenant Logistics Group, Inc. - Class A	3	100
Crane Holdings Co.	144	16,396
Cummins, Inc.	47	11,227
Curtiss-Wright Corp.	64	11,323
Custom Truck One Source, Inc.(1)	13	87
Delta Air Lines, Inc.(1)	76	2,640
Deluxe Corp.	165	2,633
Desktop Metal, Inc. - Class A(1)	82	189
DIRTT Environmental Solutions(1)	126	67
Distribution Solutions Group, Inc.(1)(2)	0	11
Donaldson Co., Inc.	3	201
Dover Corp.	164	24,953
Driven Brands Holdings, Inc.(1)	2	55
Ducommun, Inc.(1)	3	181
Dun & Bradstreet Holdings, Inc.	460	5,404
DXP Enterprises, Inc.(1)	40	1,080
Dycom Industries, Inc.(1)	12	1,115
Eagle Bulk Shipping, Inc.	4	198
Eaton Corp. Plc	85	14,547
EMCOR Group, Inc.	30	4,813
Encore Wire Corp.	6	1,023
EnerSys	11	970
Eneti, Inc.	7	62
Ennis, Inc.	8	169
EnPro Industries, Inc.	6	672
Equifax, Inc.	43	8,813
Esab Corp.	410	24,208
ESCO Technologies, Inc.	147	14,042
ESS Tech, Inc.(1)	2	3
Expeditors International of Washington, Inc.	114	12,521
Fathom Digital Manufacturing C(1)	19	11
Federal Signal Corp.	274	14,854
Ferguson Plc	79	10,504
First Advantage Corp.(1)	16	227
Flowserve Corp.	288	9,789
Fluor Corp.(1)	4	121
Fortive Corp.	122	8,346
Fortune Brands Innovations, Inc.	3	151
Forward Air Corp.	156	16,768
FTI Consulting, Inc.(1)	1	116
FuelCell Energy, Inc.(1)	33	95
Gates Industrial Corp. Plc(1)	193	2,684
GATX Corp.	10	1,134
Genco Shipping & Trading Ltd.	12	185
Genpact Ltd.	3	118
GEO Group, Inc.(1)	37	294
Gibraltar Industries, Inc.(1)	283	13,708
Global Industrial Co.	1	33
GMS, Inc.(1)	55	3,181
Golden Ocean Group Ltd.	39	368

Gorman-Rupp Co.	6	138
Graco, Inc.	2	114
Granite Construction, Inc.	14	574
Great Lakes Dredge & Dock Corp.(1)	16	87
Greenbrier Companies, Inc.	10	318
Griffon Corp.	7	212
GXO Logistics, Inc.(1)	3	142
Harsco Corp.(1)	24	162
Hawaiian Holdings, Inc.(1)	16	145
Hayward Holdings, Inc.(1)	522	6,121
Healthcare Services Group, Inc.	12	166
Heartland Express, Inc.	14	222
HEICO Corp.(2)	0	16
HEICO Corp. - Class A(2)	0	20
Heidrick & Struggles International, Inc.	6	180
Heritage-Crystal Clean, Inc.(1)	5	170
Hertz Global Holdings, Inc.(1)	6	93
Hexcel Corp.	149	10,196
Hillenbrand, Inc.	112	5,331
Hillman Solutions Corp.(1)	284	2,391
HireRight Holdings Corp.(1)	337	3,571
Howmet Aerospace, Inc.	454	19,242
Hub Group, Inc. - Class A(1)	10	849
Hubbell, Inc. - Class B	33	8,091
Huntington Ingalls Industries, Inc.	23	4,850
Huron Consulting Group, Inc.(1)	2	193
Hydrofarm Holdings Group, Inc.(1)	12	21
Hyliion Holdings Corp.(1)	42	83
Hyster-Yale Materials Handling, Inc.	3	166
IBEX Holdings Ltd.(1)	29	716
ICF International, Inc.	122	13,387
IDEX Corp.	2	439
IES Holdings, Inc.(1)	1	38
Ingersoll Rand, Inc.	12	722
Interface, Inc. - Class A	4	32
ITT, Inc.	118	10,144
Jacobs Solutions, Inc.	4	457
JB Hunt Transport Services, Inc.(2)	0	49
JELD-WEN Holding, Inc.(1)	16	203
JetBlue Airways Corp.(1)	10	72
Joby Aviation, Inc.(1)	8	36
Kaman Corp.	8	194
KAR Auction Services, Inc.(1)	152	2,085
Karat Packaging, Inc.	12	157
KBR, Inc.	237	13,043
Kelly Services, Inc. - Class A	10	173
Kennametal, Inc.	26	704
Kimball International, Inc. - Class B	11	137
Kirby Corp.(1)	115	8,040
Knight-Swift Transportation Holdings, Inc. - Class A	5	269
Korn Ferry	58	2,984
Kratos Defense & Security Solutions, Inc.(1)	39	519
L3Harris Technologies, Inc.	21	4,143
Landstar System, Inc.	61	10,887
Leidos Holdings, Inc.	91	8,377
Lennox International, Inc.	1	242
Leonardo DRS, Inc.(1)	45	585
Li-Cycle Holdings Corp.(1)	27	150
Liquidity Services, Inc.(1)	4	46
Loomis AB - Class B	41	1,401
Luxfer Holdings Plc	35	588
Lyft, Inc. - Class A(1)	2	19
Manitowoc Co., Inc.(1)	11	188
ManpowerGroup, Inc.	60	4,955
Markforged Holding Corp.(1)	29	27
Marten Transport Ltd.	5	102
Masco Corp.	262	13,032
MasTec, Inc.(1)	2	176
Masterbrand, Inc.(1)	3	21
Matson, Inc.	12	690
Matthews International Corp. - Class A	9	338
Maxar Technologies, Inc.	23	1,175
MAXIMUS, Inc.	338	26,610
MDU Resources Group, Inc.	155	4,710

Mercury Systems, Inc.(1)	2	77
Microvast Holdings, Inc.(1)	20	25
Middleby Corp.(1)	2	223
Miller Industries, Inc.	3	109
MillerKnoll, Inc.	263	5,375
Momentus, Inc. - Class A(1)	13	7
Moog, Inc. - Class A	59	5,909
MSA Safety, Inc.	1	91
MSC Industrial Direct Co., Inc. - Class A	1	119
Mueller Industries, Inc.	11	824
National Presto Industries, Inc.	2	119
NEXTracker, Inc. - Class A(1)	1	40
Nikola Corp.(1)	8	10
NL Industries, Inc.	3	16
Nordson Corp.	1	296
Norfolk Southern Corp.	54	11,517
Northwest Pipe Co.(1)	2	71
NOW, Inc.(1)	34	384
NuScale Power Corp.(1)	10	94
nVent Electric Plc	838	35,964
Oshkosh Corp.	2	168
Otis Worldwide Corp.	376	31,742
Owens Corning	66	6,363
PACCAR, Inc.	16	1,143
Park Aerospace Corp.	6	86
Parker-Hannifin Corp.	119	40,035
Parsons Corp.(1)	10	469
Pentair Plc	5	277
Planet Labs PBC(1)	7	27
Plug Power, Inc.(1)	8	93
Powell Industries, Inc.	3	123
Preformed Line Products Co.	1	94
Primoris Services Corp.	15	375
Proterra, Inc.(1)	37	56
Proto Labs, Inc.(1)	7	237
Quad/Graphics, Inc.(1)	10	44
Quanex Building Products Corp.	10	223
Quanta Services, Inc.	2	326
Radiant Logistics, Inc.(1)	8	51
RBC Bearings, Inc.(1)	8	1,763
Redwire Corp.(1)	6	19
Regal Rexnord Corp.	153	21,535
Republic Services, Inc. - Class A	316	42,737
Resideo Technologies, Inc.(1)	342	6,247
Resources Connection, Inc.	10	173
REV Group, Inc.	10	121
Ritchie Bros Auctioneers, Inc.	180	10,137
Robert Half International, Inc.	60	4,818
Rockwell Automation, Inc.	1	333
Rollins, Inc.	1	20
Rush Enterprises, Inc. - Class A	13	705
Rush Enterprises, Inc. - Class B	2	126
RXO, Inc.(1)	349	6,847
Ryder System, Inc.	41	3,616
Safe Bulkers, Inc.	21	78
Schneider National, Inc. - Class B	294	7,867
Science Applications International Corp.	89	9,616
Sensata Technologies Holding Plc	257	12,847
SiteOne Landscape Supply, Inc.(1)	1	73
Skillsoft Corp.(1)	24	47
SkyWest, Inc.(1)	15	341
Snap-on, Inc.	25	6,245
Southwest Airlines Co.	18	590
Spire Global, Inc.(1)	36	24
Spirit AeroSystems Holdings, Inc. - Class A(2)	0	6
Spirit Airlines, Inc.	34	579
SPX Technologies, Inc.(1)	14	959
SS&C Technologies Holdings, Inc.	7	376
Standex International Corp.	130	15,969
Stanley Black & Decker, Inc.	4	362
Steelcase, Inc. - Class A	27	225
Stem, Inc.(1)	2	13
Stericycle, Inc.(1)	89	3,894
Sterling Check Corp.(1)	1	8

Sterling Infrastructure, Inc.(1)	2	59
Sunrun, Inc.(1)	6	128
TaskUS, Inc. - Class A(1)	249	3,591
Tecnoglass, Inc.	40	1,674
Tennant Co.	3	213
Terex Corp.	11	509
Terran Orbital Corp.(1)	12	22
Tetra Tech, Inc.	1	138
Textainer Group Holdings Ltd.	167	5,357
Textron, Inc.	263	18,576
Thermon Group Holdings, Inc.(1)	10	253
Timken Co.	248	20,236
Titan International, Inc.(1)	189	1,977
Titan Machinery, Inc.(1)	6	194
Trane Technologies Plc	3	542
TransDigm Group, Inc.	1	708
TransUnion	122	7,566
TriNet Group, Inc.(1)	43	3,432
Trinity Industries, Inc.	22	531
Triton International Ltd.	18	1,144
Triumph Group, Inc.(1)	21	238
TrueBlue, Inc.(1)	10	175
TuSimple Holdings, Inc. - Class A(1)	47	69
Tutor Perini Corp.(1)	13	81
UFP Industries, Inc.	2	192
U-Haul Holding Co.(2)	0	16
U-Haul Holding Co. - Class B	2	129
UniFirst Corp.	5	823
United Airlines Holdings, Inc.(1)	101	4,457
United Rentals, Inc.	11	4,494
Univar Solutions, Inc.(1)	5	171
Universal Logistics Holdings, Inc.	1	15
V2X, Inc.(1)	4	145
Valmont Industries, Inc.	1	176
Vertiv Holdings Co. - Class A	466	6,667
Viad Corp.(1)	6	134
View, Inc.(1)	52	26
Virgin Galactic Holdings, Inc.(1)	41	165
VSE Corp.	3	146
Wabash National Corp.	2	53
Watsco, Inc.(2)	0	151
Werner Enterprises, Inc.	18	798
WESCO International, Inc.	179	27,698
Westinghouse Air Brake Technologies Corp.	6	561
Wheels Up Experience, Inc.(1)	46	29
Willdan Group, Inc.(1)	3	48
WillScot Mobile Mini Holdings Corp. - Class A(1)	853	40,005
WNS Holdings Ltd. - ADR(1)	61	5,669
Woodward, Inc.	2	176
XPO, Inc.(1)	254	8,102
Xylem, Inc.	5	489

Total Industrials		1,224,997

Information Technology – 8.58%
908 Devices, Inc.(1)	5	42
A10 Networks, Inc.	4	62
ACI Worldwide, Inc.(1)	353	9,528
ACM Research, Inc. - Class A(1)	13	149
Adeia, Inc.	32	287
ADTRAN Holdings, Inc.	2	35
Advanced Energy Industries, Inc.	3	304
Aeva Technologies, Inc.(1)	29	34
Akamai Technologies, Inc.(1)	5	368
Alpha & Omega Semiconductor Ltd.(1)	1	37
Amdocs Ltd.	54	5,183
American Software, Inc. - Class A	2	31
Amkor Technology, Inc.	323	8,395
Amphenol Corp. - Class A	4	362
Analog Devices, Inc.	28	5,608
ANSYS, Inc.(1)	1	419
Applied Digital Corp.(1)	11	24
Arrow Electronics, Inc.(1)	71	8,867
Aviat Networks, Inc.(1)	2	86
Avid Technology, Inc.(1)	4	130
Avnet, Inc.	171	7,719

AXT, Inc.(1)	14	54
Belden, Inc.	208	18,062
Benchmark Electronics, Inc.	11	260
BILL Holdings, Inc.(1)	3	243
Black Knight, Inc.(1)	4	245
Blackbaud, Inc.(1)	1	59
Blend Labs, Inc. - Class A(1)	57	57
Brightcove, Inc.(1)	4	18
C3.ai, Inc. - Class A(1)	15	511
Calix, Inc.(1)	4	202
CCC Intelligent Solutions Holdings, Inc.(1)	3	27
CDW Corp.	73	14,195
Cepton, Inc.(1)	3	1
Cerence, Inc.(1)	13	359
Ceridian HCM Holding, Inc.(1)	3	250
Check Point Software Technologies Ltd.(1)	229	29,792
Ciena Corp.(1)	159	8,357
Cipher Mining, Inc.(1)	12	28
Cirrus Logic, Inc.(1)	34	3,695
Cleanspark, Inc.(1)	22	61
Cognex Corp.(2)	0	17
Cognizant Technology Solutions Corp. - Class A	270	16,436
Coherent Corp.(1)	350	13,330
Cohu, Inc.(1)	239	9,179
CompoSecure, Inc.(1)	1	6
Comtech Telecommunications Corp.	8	101
Consensus Cloud Solutions, Inc.(1)	15	501
Corning, Inc.	21	748
Corsair Gaming, Inc.(1)	5	96
Cvent Holding Corp. - Class A(1)	15	124
Dell Technologies, Inc. - Class C	6	247
Diebold Nixdorf, Inc.(1)	7	8
Digi International, Inc.(1)	7	240
Digimarc Corp.(1)(2)	0	4
Digital Turbine, Inc.(1)	80	995
Diodes, Inc.(1)	43	3,963
Dolby Laboratories, Inc. - Class A	2	152
DoubleVerify Holdings, Inc. - Class Rights(1)(2)	0	7
Dropbox, Inc. - Class A(1)	1	12
DXC Technology Co.(1)	122	3,108
E2open Parent Holdings, Inc.(1)	63	365
Eastman Kodak Co.(1)	18	73
Ebix, Inc.	7	89
Edgio, Inc.(1)	2	1
eGain Corp.(1)	4	32
Entegris, Inc.	64	5,257
ePlus, Inc.(1)	2	93
Everbridge, Inc.(1)	115	3,975
EverCommerce, Inc.(1)	7	70
Evolv Technologies Holdings, Inc.(1)	27	85
F5, Inc.(1)	2	265
Fair Isaac Corp.(1)	14	9,983
FARO Technologies, Inc.(1)	5	132
Fastly, Inc. - Class A(1)	35	627
First Solar, Inc.(1)	3	706
Flex Ltd.(1)	242	5,576
ForgeRock, Inc. - Class A(1)	4	84
FormFactor, Inc.(1)	231	7,358
Gen Digital, Inc.	322	5,519
GLOBALFOUNDRIES, Inc.(1)	1	105
GoDaddy, Inc. - Class A(1)	4	317
Greenidge Generation Holdings, Inc.(1)	3	2
Guidewire Software, Inc.(1)	3	208
Hackett Group, Inc.	1	19
Hewlett Packard Enterprise Co.	472	7,521
HP, Inc.	432	12,693
Ichor Holdings Ltd.(1)	9	286
Impinj, Inc.(1)	1	88
Informatica, Inc. - Class A(1)	1	15
Information Services Group, Inc.	5	25
Inseego Corp.(1)	18	11
Insight Enterprises, Inc.(1)	2	217
Instructure Holdings, Inc.(1)	5	119
InterDigital, Inc.	6	430

IonQ, Inc.(1)	32	200
IPG Photonics Corp.(1)	1	125
Itron, Inc.(1)	13	715
Jabil, Inc.	93	8,201
Jamf Holding Corp.(1)(2)	0	5
Juniper Networks, Inc.	10	333
Kaleyra, Inc.(1)	3	5
Keysight Technologies, Inc.(1)	60	9,650
Kimball Electronics, Inc.(1)	8	181
KLA Corp.	11	4,262
Knowles Corp.(1)	28	478
Kulicke & Soffa Industries, Inc.	72	3,802
Kyndryl Holdings, Inc.(1)	6	90
Latch, Inc.(1)	39	30
Littelfuse, Inc.	1	195
LiveRamp Holdings, Inc.(1)	20	441
LiveVox Holdings, Inc.(1)	8	24
Lumentum Holdings, Inc.(1)	2	111
Manhattan Associates, Inc.(1)	1	111
Marathon Digital Holdings, Inc.(1)	37	323
Matterport, Inc.(1)	19	52
Methode Electronics, Inc.	256	11,217
Microchip Technology, Inc.	193	16,151
MicroStrategy, Inc. - Class A(1)	1	359
Mirion Technologies, Inc. - Class A(1)	43	365
Mitek Systems, Inc.(1)	1	8
MKS Instruments, Inc.	16	1,435
Motorola Solutions, Inc.	133	37,975
N-able, Inc.(1)	2	32
National Instruments Corp.	3	180
nCino, Inc.(1)	2	41
NCR Corp.(1)	82	1,937
NetApp, Inc.	152	9,686
NETGEAR, Inc.(1)	9	162
NetScout Systems, Inc.(1)	21	608
nLight, Inc.(1)	13	134
Nutanix, Inc. - Class A(1)	3	87
NXP Semiconductors NV	78	14,565
Okta, Inc. - Class A(1)	4	342
Olo, Inc. - Class A(1)	28	228
ON Semiconductor Corp.(1)	5	411
ON24, Inc.(1)	13	116
OneSpan, Inc.(1)	8	139
OSI Systems, Inc.(1)	4	453
Ouster, Inc.(1)	84	71
PAR Technology Corp.(1)	5	174
Paycor HCM, Inc.(1)	2	51
PC Connection, Inc.	4	160
Perficient, Inc.(1)	134	9,690
PFSweb, Inc.	5	20
Photronics, Inc.(1)	5	89
Plexus Corp.(1)	183	17,842
Porch Group, Inc.(1)	23	32
PowerSchool Holdings, Inc. - Class A(1)	10	189
Procore Technologies, Inc.(1)	1	36
PROS Holdings, Inc.(1)	5	123
Qorvo, Inc.(1)	163	16,514
Rackspace Technology, Inc.(1)	17	31
Rambus, Inc.(1)	268	13,741
Ribbon Communications, Inc.(1)	23	80
Rigetti Computing, Inc.(1)	21	15
Riot Platforms, Inc.(1)	50	498
Sanmina Corp.(1)	73	4,458
Sapiens International Corp. NV	3	55
ScanSource, Inc.(1)	8	238
Seagate Technology Holdings Plc	83	5,501
SecureWorks Corp. - Class A(1)	4	32
SentinelOne, Inc. - Class A(1)	2	29
Skyworks Solutions, Inc.	5	570
Softchoice Corp.	421	5,402
SolarWinds Corp.(1)	15	128
Squarespace, Inc. - Class A(1)	7	220
Sumo Logic, Inc.(1)	12	150
TD SYNNEX Corp.	32	3,080

TE Connectivity Ltd.	94	12,290
Teledyne Technologies, Inc.(1)	1	636
Teradata Corp.(1)	123	4,950
Teradyne, Inc.	45	4,792
Terawulf, Inc.(1)	17	16
Thoughtworks Holding, Inc.(1)	640	4,708
Trimble, Inc.(1)	7	393
TTM Technologies, Inc.(1)	207	2,795
Turtle Beach Corp.(1)	1	14
Twilio, Inc. - Class A(1)	3	219
Tyler Technologies, Inc.(1)	70	24,702
Ubiquiti, Inc.(2)	0	24
UiPath, Inc. - Class A(1)	11	185
Ultra Clean Holdings, Inc.(1)	9	307
Unisys Corp.(1)	6	22
Unity Software, Inc.(1)	2	79
Upland Software, Inc.(1)	8	36
Veeco Instruments, Inc.(1)	3	69
Verint Systems, Inc.(1)	163	6,080
VeriSign, Inc.(1)	3	532
Viasat, Inc.(1)	2	74
Vishay Intertechnology, Inc.	168	3,791
Vishay Precision Group, Inc.(1)	4	158
Vontier Corp.	99	2,698
Western Digital Corp.(1)	160	6,042
Wix.com Ltd.(1)(2)	0	36
WM Technology, Inc.(1)	2	2
Wolfspeed, Inc.(1)	4	242
Xerox Holdings Corp.	126	1,939
Xperi, Inc.(1)	13	139
Zebra Technologies Corp. - Class A(1)	1	293
Zoom Video Communications, Inc. - Class A(1)	4	275

Total Information Technology		519,488

Materials – 7.51%
AdvanSix, Inc.	6	214
Albemarle Corp.	2	381
Alcoa Corp.	5	228
Amcor Plc	46	518
American Vanguard Corp.	1	27
Amyris, Inc.(1)	57	78
AptarGroup, Inc.	2	234
Arconic Corp.(1)	274	7,198
Ardagh Group SA - Class A(1)(2)(5)	0	4
Ardagh Metal Packaging SA	1,188	4,848
Ashland, Inc.	147	15,075
Avery Dennison Corp.	66	11,889
Avient Corp.	550	22,624
Axalta Coating Systems Ltd.(1)	849	25,702
Ball Corp.	6	315
Berry Global Group, Inc.	314	18,519
Carpenter Technology Corp.	15	665
Celanese Corp. - Class A	29	3,211
Chase Corp.	2	177
Chemours Co.	122	3,652
Clearwater Paper Corp.(1)	5	172
Cleveland-Cliffs, Inc.(1)	16	284
Coeur Mining, Inc.(1)	87	345
Commercial Metals Co.	30	1,480
Constellium SE - Class A(1)	347	5,309
Contra Resolute Forest(1)(5)	13	17
Corteva, Inc.	301	18,128
Crown Holdings, Inc.	149	12,308
Cryptyde, Inc.(1)(2)	3	0
Danimer Scientific, Inc.(1)	29	98
Dow, Inc.	68	3,717
DuPont de Nemours, Inc.	232	16,681
Eagle Materials, Inc.(2)	0	29
Eastman Chemical Co.	65	5,470
Ecovyst, Inc.(1)	26	285
Element Solutions, Inc.	931	17,978
FMC Corp.	268	32,750
Freeport-McMoRan, Inc.	461	18,842
FutureFuel Corp.	9	68
Ginkgo Bioworks Holdings, Inc.(1)	21	28

Glatfelter Corp.	13	41
Graphic Packaging Holding Co.	493	12,566
Greif, Inc. - Class A	92	5,830
Greif, Inc. - Class B	1	109
Hawkins, Inc.	2	104
Haynes International, Inc.	4	186
HB Fuller Co.	192	13,116
Hecla Mining Co.	171	1,084
Huntsman Corp.	171	4,676
Hycroft Mining Holding Corp.(1)	7	3
Ingevity Corp.(1)	55	3,927
Innospec, Inc.	1	122
International Flavors & Fragrances, Inc.	8	718
International Paper Co.	107	3,846
Intrepid Potash, Inc.(1)	4	99
Ivanhoe Electric, Inc.(1)	8	96
Kaiser Aluminum Corp.	51	3,800
Koppers Holdings, Inc.	90	3,152
Louisiana-Pacific Corp.	2	110
LyondellBasell Industries NV - Class A	65	6,076
Martin Marietta Materials, Inc.	2	615
Materion Corp.	122	14,129
Mativ Holdings, Inc.	65	1,403
Minerals Technologies, Inc.	46	2,776
Mosaic Co.	140	6,408
NewMarket Corp.(2)	0	64
Novagold Resources, Inc.(1)	4	24
Nucor Corp.	8	1,207
O-I Glass, Inc.(1)	188	4,264
Olin Corp.	4	206
Olympic Steel, Inc.	3	153
Origin Materials, Inc.(1)	12	53
Packaging Corp. of America	3	385
Pactiv Evergreen, Inc.	334	2,674
Perimeter Solutions SA(1)	36	293
Piedmont Lithium, Inc.(1)	4	234
PolyMet Mining Corp.(1)	7	15
PPG Industries, Inc.	113	15,095
PureCycle Technologies, Inc.(1)	8	54
Quaker Chemical Corp.	31	6,136
Ranpak Holdings Corp. - Class A(1)	14	73
Rayonier Advanced Materials, Inc.(1)	19	122
Reliance Steel & Aluminum Co.	46	11,776
Royal Gold, Inc.	2	245
RPM International, Inc.	4	322
Ryerson Holding Corp.	6	212
Schnitzer Steel Industries, Inc. - Class A	7	227
Scotts Miracle-Gro Co.	1	56
Sealed Air Corp.	86	3,944
Sensient Technologies Corp.	1	56
Silgan Holdings, Inc.	321	17,252
Sonoco Products Co.	3	180
SSR Mining, Inc.	6	97
Steel Dynamics, Inc.	97	11,000
Stepan Co.	6	611
Summit Materials, Inc. - Class A(1)	37	1,057
SunCoke Energy, Inc.	26	236
Sylvamo Corp.	41	1,884
TimkenSteel Corp.(1)	14	259
Tredegar Corp.	9	84
TriMas Corp.	314	8,751
Trinseo Plc	51	1,055
Tronox Holdings Plc - Class A	36	521
United States Lime & Minerals, Inc.(2)	0	25
United States Steel Corp.	7	178
Valhi, Inc.	1	13
Valvoline, Inc.	254	8,858
Vulcan Materials Co.	94	16,082
Warrior Met Coal, Inc.	14	531
Westlake Corp.	1	117
Westrock Co.	77	2,349
Worthington Industries, Inc.	10	631

Total Materials		454,201

Real Estate – 6.02%

Acadia Realty Trust	25	348
Agree Realty Corp.	27	1,866
Alexander & Baldwin, Inc.	22	419
Alexandria Real Estate Equities, Inc.	5	660
American Assets Trust, Inc.	15	280
American Homes 4 Rent - Class A	202	6,356
American Realty Investors, Inc.(1)	1	17
Americold Realty Trust, Inc.	8	232
Anywhere Real Estate, Inc.(1)	34	179
Apartment Income REIT Corp.	4	151
Apartment Investment & Management Co. - Class A	46	354
Apple Hospitality REIT, Inc.	324	5,035
Armada Hoffler Properties, Inc.	20	234
Ashford Hospitality Trust, Inc.(1)	10	33
AvalonBay Communities, Inc.	4	717
Bluerock Homes Trust, Inc.(1)	1	14
Boston Properties, Inc.	5	257
Braemar Hotels & Resorts, Inc.	20	77
Brandywine Realty Trust	272	1,288
Brixmor Property Group, Inc.	540	11,621
Broadstone Net Lease, Inc. - Class A	661	11,241
BRT Apartments Corp.	4	71
Camden Property Trust	3	309
CareTrust REIT, Inc.	83	1,617
CBL & Associates Properties, Inc.	7	179
CBRE Group, Inc. - Class A(1)	5	356
Centerspace	5	259
Chatham Lodging Trust	120	1,258
City Office REIT, Inc.	129	891
Clipper Realty, Inc.	1	3
Community Healthcare Trust, Inc.	3	107
Corporate Office Properties Trust	31	733
Cousins Properties, Inc.	5	97
CTO Realty Growth, Inc.	7	115
CubeSmart	407	18,801
Cushman & Wakefield Plc(1)	347	3,658
DiamondRock Hospitality Co.	65	527
DigitalBridge Group, Inc.	6	69
Diversified Healthcare Trust	336	453
Doma Holdings, Inc.(1)	48	20
Douglas Elliman, Inc.	21	66
Douglas Emmett, Inc.	360	4,437
Easterly Government Properties, Inc. - Class A	78	1,077
EastGroup Properties, Inc.	1	209
Elme Communities	27	481
Empire State Realty Trust, Inc. - Class A	978	6,347
EPR Properties	62	2,355
Equity Commonwealth	33	674
Equity LifeStyle Properties, Inc.	88	5,937
Equity Residential	152	9,145
Essential Properties Realty Trust, Inc.	39	981
Essex Property Trust, Inc.	46	9,532
Extra Space Storage, Inc.	4	578
Farmland Partners, Inc.	16	174
Federal Realty Investment Trust	2	245
First Industrial Realty Trust, Inc.	4	211
Forestar Group, Inc.(1)	4	61
Four Corners Property Trust, Inc.	97	2,605
Franklin Street Properties Corp.	147	231
FRP Holdings, Inc.(1)	2	114
Gaming & Leisure Properties, Inc.	7	385
Getty Realty Corp.	17	629
Gladstone Commercial Corp.	1	15
Gladstone Land Corp.	5	79
Global Medical REIT, Inc.	19	177
Global Net Lease, Inc.	224	2,879
Healthcare Realty Trust, Inc. - Class A	11	221
Healthpeak Properties, Inc.	280	6,148
Hersha Hospitality Trust - Class A	10	66
Highwoods Properties, Inc.	62	1,432
Host Hotels & Resorts, Inc.	228	3,763
Howard Hughes Corp.(1)	1	88
Hudson Pacific Properties, Inc.	4	27
Independence Realty Trust, Inc.	69	1,110

Indus Realty Trust, Inc.	2	111
Industrial Logistics Properties Trust	135	414
InvenTrust Properties Corp.	21	494
Invitation Homes, Inc.	19	583
Iron Mountain, Inc.	2	117
JBG SMITH Properties	3	49
Jones Lang LaSalle, Inc.(1)	42	6,043
Kennedy-Wilson Holdings, Inc.	37	615
Kilroy Realty Corp.	96	3,120
Kimco Realty Corp.	18	357
Kite Realty Group Trust	155	3,251
Lamar Advertising Co. - Class A	119	11,872
Life Storage, Inc.	3	338
LTC Properties, Inc.	12	437
LXP Industrial Trust	816	8,411
Macerich Co.	66	701
Medical Properties Trust, Inc.	336	2,764
Mid-America Apartment Communities, Inc.	3	527
National Health Investors, Inc.	33	1,713
National Retail Properties, Inc.	5	242
National Storage Affiliates Trust	193	8,065
Necessity Retail REIT, Inc.	42	262
NETSTREIT Corp.	53	965
Newmark Group, Inc. - Class A	39	276
NexPoint Residential Trust, Inc.(2)	0	18
Office Properties Income Trust	113	1,385
Omega Healthcare Investors, Inc.	196	5,364
One Liberty Properties, Inc.	5	108
Opendoor Technologies, Inc.(1)	10	17
Orion Office REIT, Inc.	18	119
Paramount Group, Inc.	454	2,070
Park Hotels & Resorts, Inc.	7	86
Pebblebrook Hotel Trust	536	7,530
Phillips Edison & Co., Inc.	364	11,858
Physicians Realty Trust	180	2,685
Piedmont Office Realty Trust, Inc. - Class A	233	1,699
Plymouth Industrial REIT, Inc.	578	12,139
Postal Realty Trust, Inc. - Class A	2	34
PotlatchDeltic Corp.	327	16,173
Prologis, Inc.	75	9,411
Rayonier, Inc.	232	7,718
Re/Max Holdings, Inc. - Class A	5	103
Realty Income Corp.	19	1,212
Regency Centers Corp.	223	13,666
Retail Opportunity Investments Corp.	38	528
Rexford Industrial Realty, Inc.	6	357
RLJ Lodging Trust	50	528
RMR Group, Inc. - Class A	2	49
RPT Realty	26	248
Ryman Hospitality Properties, Inc.	121	10,841
Sabra Health Care REIT, Inc.	362	4,160
Safehold, Inc.(1)	8	222
Saul Centers, Inc.(2)	0	16
SBA Communications Corp. - Class A	3	658
Service Properties Trust	168	1,669
Simon Property Group, Inc.	155	17,371
SITE Centers Corp.	61	745
SL Green Realty Corp.	2	45
Spirit Realty Capital, Inc.	4	171
STAG Industrial, Inc.	56	1,897
Star Holdings(1)	4	72
Stratus Properties, Inc.	2	35
Summit Hotel Properties, Inc.	137	961
Sun Communities, Inc.	4	525
Sunstone Hotel Investors, Inc.	66	649
Tanger Factory Outlet Centers, Inc.	188	3,692
Tejon Ranch Co.(1)	6	114
Terreno Realty Corp.	25	1,619
Transcontinental Realty Investors, Inc.(1)(2)	0	20
UDR, Inc.	144	5,913
UMH Properties, Inc.	71	1,057
Uniti Group, Inc.	374	1,329
Urban Edge Properties	36	545
Urstadt Biddle Properties, Inc. - Class A	8	149

Ventas, Inc.	12	529
Veris Residential, Inc.(1)	27	394
VICI Properties, Inc. - Class A	231	7,549
Vornado Realty Trust	5	82
Welltower, Inc.	171	12,226
WeWork, Inc. - Class A(1)	7	5
Weyerhaeuser Co.	238	7,177
Whitestone REIT - Class B	14	132
WP Carey, Inc.	6	494
Xenia Hotels & Resorts, Inc.	35	463
Zillow Group, Inc. - Class A(1)	2	74
Zillow Group, Inc. - Class C(1)	5	201

Total Real Estate		364,014

Utilities – 5.21%
AES Corp.	17	401
ALLETE, Inc.	34	2,204
Alliant Energy Corp.	401	21,408
Altus Power, Inc. - Class A(1)	20	110
Ameren Corp.	252	21,812
American Electric Power Co., Inc.	147	13,390
American States Water Co.	6	542
American Water Works Co., Inc.	6	864
Artesian Resources Corp. - Class A	1	52
Atmos Energy Corp.	4	488
Avangrid, Inc.	2	90
Avista Corp.	19	824
Black Hills Corp.	195	12,335
Brookfield Renewable Corp. - Class A	4	134
California Water Service Group	13	730
CenterPoint Energy, Inc.	859	25,294
Chesapeake Utilities Corp.	2	262
CMS Energy Corp.	349	21,449
Consolidated Edison, Inc.	11	1,032
Constellation Energy Corp.	10	783
DTE Energy Co.	88	9,624
Edison International	11	811
Entergy Corp.	152	16,421
Essential Utilities, Inc.	7	307
Evergy, Inc.	419	25,638
Eversource Energy	11	824
FirstEnergy Corp.	253	10,132
Hawaiian Electric Industries, Inc.	3	126
IDACORP, Inc.	2	165
MGE Energy, Inc.	91	7,095
National Fuel Gas Co.	119	6,890
New Jersey Resources Corp.	206	10,948
NiSource, Inc.	12	344
Northwest Natural Holding Co.	20	948
NorthWestern Corp.	18	1,064
NRG Energy, Inc.	231	7,921
OGE Energy Corp.	6	227
ONE Gas, Inc.	251	19,863
Ormat Technologies, Inc.	7	619
Otter Tail Corp.	7	510
PG&E Corp.(1)	50	813
Pinnacle West Capital Corp.	3	271
PNM Resources, Inc.	27	1,299
Portland General Electric Co.	260	12,717
PPL Corp.	23	627
Public Service Enterprise Group, Inc.	15	950
SJW Group	8	647
Southwest Gas Holdings, Inc.	49	3,058
Spire, Inc.	16	1,131
Sunnova Energy International, Inc.(1)	31	477
UGI Corp.	485	16,872
Unitil Corp.	5	282
Via Renewables, Inc. - Class A(2)	0	2
Vistra Corp.	1,218	29,235
WEC Energy Group, Inc.	10	914
Xcel Energy, Inc.	17	1,123

Total Utilities		315,099

Total Common Stocks (Cost: $4,594,021)		5,820,146

RIGHTS – 0.00%(3)

Materials – 0.00%(3)
PolyMet Mining Corp., expires 04/10/2023(1)(2)		11	0

Total Materials			0

Total Rights (Cost: $3)			0

EXCHANGE TRADED FUNDS – 0.38%
iShares Russell Mid-Capital Value ETF		219	23,240

Total Exchange Traded Funds (Cost: $25,411)			23,240

SHORT-TERM INVESTMENTS – 3.35%
Money Market Funds – 3.23%
Goldman Sachs Financial Square Government Fund - Class I, 4.72%(4)		195,576	195,576

Total Money Market Funds (Cost: $195,576)			195,576

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.12%
ANZ, London, 4.33% due 04/03/2023		$495	495
BNP Paribas, 3.57% due 04/03/2023(2)	CAD	0	0
Citibank, New York, 4.33% due 04/03/2023		$1,872	1,872
JP Morgan, New York, 4.33% due 04/03/2023		440	440
Royal Bank of Canada, Toronto, 4.33% due 04/03/2023		2,184	2,184
Sumitomo Trust Bank, London, 4.33% due 04/03/2023		889	889
Sumitomo, Tokyo, 4.33% due 04/03/2023		1,484	1,484

Total Time Deposits (Cost: $7,364)			7,364

Total Short-Term Investments (Cost: $202,940)			202,940

TOTAL INVESTMENTS IN SECURITIES – 99.91% (Cost: $4,822,375)			6,046,326

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.09%			5,232

TOTAL NET ASSETS – 100.00%			$6,051,558

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $44, which represents 0.00% of total net assets.
(6)	Security that is restricted at March 31, 2023. The value of the restricted securities totals $133, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
22	E-mini Russell 2000 Future	Jun. 2023	$1,918	$1,995	$77
7	S&P 500 E-mini Future	Jun. 2023	1,380	1,448	68
1	S&P MidCap 400 E-mini Future	Jun. 2023	247	253	6

					$151

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.56%
Communication Services – 2.30%
Bumble, Inc. - Class A(1)	35	$677
Cable One, Inc.	3	1,944
Cogent Communications Holdings, Inc.	1	43
Criteo SA - ADR(1)	55	1,720
Daily Journal Corp.(1)	1	165
Gray Television, Inc.	17	150
Iridium Communications, Inc.	4	270
John Wiley & Sons, Inc. - Class A	7	257
Liberty Broadband Corp. - Class A(1)	3	255
Liberty Broadband Corp. - Class C(1)	1	91
Liberty Latin America Ltd. - Class A(1)	10	85
Liberty Latin America Ltd. - Class C(1)	18	145
Liberty Media Corp.-Liberty Formula One - Class C(1)	21	1,598
Madison Square Garden Entertainment Corp.(1)	1	68
Madison Square Garden Sports Corp. - Class A	1	99
Match Group, Inc.(1)	30	1,163
News Corp. - Class B	1	25
Nexstar Media Group, Inc. - Class A	20	3,442
Omnicom Group, Inc.(2)	0	32
Pinterest, Inc. - Class A(1)	8	212
Radius Global Infrastructure, Inc. - Class A(1)	12	176
ROBLOX Corp. - Class A(1)	1	60
Roku, Inc. - Class A(1)	4	246
Spotify Technology SA(1)	2	291
Take-Two Interactive Software, Inc.(1)	9	1,115
TEGNA, Inc.	17	294
Trade Desk, Inc. - Class A(1)	23	1,385
TrueCar, Inc.(1)	33	75
Vivid Seats, Inc. - Class A(1)	9	71
Warner Bros Discovery, Inc.(1)	16	236
Yelp, Inc. - Class A(1)	6	198
Ziff Davis, Inc.(1)	2	156

Total Communication Services		16,744

Consumer Discretionary – 12.86%
2U, Inc.(1)	24	162
Abercrombie & Fitch Co. - Class A(1)	2	51
Academy Sports & Outdoors, Inc.	3	222
Accel Entertainment, Inc. - Class A(1)	10	92
Adient Plc(1)	2	86
ADT, Inc.	203	1,468
Adtalem Global Education, Inc.(1)	1	30
American Axle & Manufacturing Holdings, Inc.(1)	4	32
American Eagle Outfitters, Inc.	11	153
Aptiv Plc(1)	16	1,807
Aramark	24	877
Asbury Automotive Group, Inc.(1)	1	236
AutoZone, Inc.(1)	1	1,544
Bath & Body Works, Inc.	40	1,481
Best Buy Co., Inc.	6	498
Big Lots, Inc.	10	112
Booking Holdings, Inc.(1)(2)	0	361
BorgWarner, Inc.(2)	0	20
Bright Horizons Family Solutions, Inc.(1)	7	516
Burlington Stores, Inc.(1)	5	1,028
Caesars Entertainment, Inc.(1)	1	64
CarMax, Inc.(1)	2	149
Carriage Services, Inc. - Class A	6	194
Carter’s, Inc.	16	1,160
Cavco Industries, Inc.(1)	1	270
Century Communities, Inc.	3	208
Chegg, Inc.(1)	2	25
Chewy, Inc. - Class A(1)	13	470
Children’s Place, Inc.(1)	1	32
Chipotle Mexican Grill, Inc. - Class A(1)	1	2,258

Choice Hotels International, Inc.(2)	0	51
Churchill Downs, Inc.	3	688
Coursera, Inc.(1)	2	25
Cracker Barrel Old Country Store, Inc.	1	60
Crocs, Inc.(1)	17	2,110
Dana, Inc.	47	713
Darden Restaurants, Inc.(2)	0	27
Dave & Buster’s Entertainment, Inc.(1)	1	25
Deckers Outdoor Corp.(1)	5	2,319
Dine Brands Global, Inc.	21	1,401
Domino’s Pizza, Inc.	3	833
DoorDash, Inc. - Class A(1)	3	178
Dorman Products, Inc.(1)	1	111
DR Horton, Inc.	44	4,258
eBay, Inc.	2	86
Etsy, Inc.(1)	4	496
Expedia Group, Inc.(1)	2	219
Five Below, Inc.(1)	15	3,058
Floor & Decor Holdings, Inc. - Class A(1)	27	2,634
Foot Locker, Inc.	7	264
Fox Factory Holding Corp.(1)	31	3,794
Frontdoor, Inc.(1)	10	270
Garmin Ltd.	4	401
Genesco, Inc.(1)	1	25
Gentex Corp.	2	46
G-III Apparel Group Ltd.(1)	14	212
Goodyear Tire & Rubber Co.(1)	126	1,386
Graham Holdings Co. - Class B(2)	0	35
Green Brick Partners, Inc.(1)	1	45
Group 1 Automotive, Inc.	1	339
Helen of Troy Ltd.(1)	11	1,027
Hilton Grand Vacations, Inc.(1)	43	1,893
Hilton Worldwide Holdings, Inc.	14	1,927
Installed Building Products, Inc.	1	139
International Game Technology Plc	1	39
Jack in the Box, Inc.	3	232
KB Home	40	1,621
Kontoor Brands, Inc.	4	197
Krispy Kreme, Inc.	2	37
La-Z-Boy, Inc.	1	18
LCI Industries	1	99
Lear Corp.	9	1,207
Lennar Corp. - Class A	1	83
Lennar Corp. - Class B	2	182
Leslie’s, Inc.(1)	13	146
Levi Strauss & Co. - Class A	41	751
LGI Homes, Inc.(1)	2	209
Light & Wonder, Inc.(1)	4	221
Lithia Motors, Inc. - Class A	1	142
LKQ Corp.	82	4,639
LL Flooring Holdings, Inc.(1)	44	169
Lucid Group, Inc.(1)	22	173
Lululemon Athletica, Inc.(1)	2	755
Meritage Homes Corp.	2	221
MGM Resorts International	6	263
Monro, Inc.	1	28
Nordstrom, Inc.	1	24
Norwegian Cruise Line Holdings Ltd.(1)	4	54
NVR, Inc.(1)(2)	0	95
ODP Corp.(1)	3	152
O’Reilly Automotive, Inc.(1)(2)	0	97
Oxford Industries, Inc.(2)	0	48
Papa John’s International, Inc.	18	1,325
Patrick Industries, Inc.	1	53
Penske Automotive Group, Inc.(2)	0	47
Planet Fitness, Inc. - Class A(1)	25	1,915
Pool Corp.	11	3,614
PulteGroup, Inc.	40	2,332
Ralph Lauren Corp. - Class A	18	2,100
Red Rock Resorts, Inc. - Class A	1	39
RH(1)	1	153
Rivian Automotive, Inc. - Class A(1)	11	168
Ross Stores, Inc.	6	642

Royal Caribbean Cruises Ltd.(1)	9	618
Sally Beauty Holdings, Inc.(1)	96	1,498
SeaWorld Entertainment, Inc.(1)	2	149
Shoe Carnival, Inc.	2	58
Signet Jewelers Ltd.	2	170
Six Flags Entertainment Corp.(1)	4	117
Sonic Automotive, Inc. - Class A	1	63
Sonos, Inc.(1)	2	33
Steven Madden Ltd.	3	102
Strategic Education, Inc.	2	140
Tapestry, Inc.	56	2,406
Taylor Morrison Home Corp. - Class A(1)	39	1,485
Tempur Sealy International, Inc.	1	44
Texas Roadhouse, Inc. - Class A	21	2,282
Topgolf Callaway Brands Corp.(1)	8	170
Tractor Supply Co.	18	4,285
Travel + Leisure Co.	1	38
Ulta Beauty, Inc.(1)(2)	0	56
Urban Outfitters, Inc.(1)	2	57
Vail Resorts, Inc.	6	1,405
Visteon Corp.(1)	1	215
Wendy’s Co.	45	988
Whirlpool Corp.	1	123
Williams-Sonoma, Inc.	11	1,290
Wingstop, Inc.	10	1,774
Wyndham Hotels & Resorts, Inc.	12	784
YETI Holdings, Inc.(1)	5	216
Yum China Holdings, Inc.	34	2,174
Yum! Brands, Inc.(2)	0	22

Total Consumer Discretionary		93,753

Consumer Staples – 3.70%
Andersons, Inc.	4	185
BellRing Brands, Inc.(1)	1	36
BJ’s Wholesale Club Holdings, Inc.(1)	29	2,211
Cal-Maine Foods, Inc.	1	56
Casey’s General Stores, Inc.	6	1,229
Celsius Holdings, Inc.(1)	1	139
Central Garden & Pet Co. - Class A(1)	6	252
Church & Dwight Co., Inc.	63	5,531
Clorox Co.	1	217
Coca-Cola Consolidated, Inc.(2)	0	37
Constellation Brands, Inc. - Class A	4	866
Darling Ingredients, Inc.(1)	3	155
Dollar Tree, Inc.(1)	1	209
Edgewell Personal Care Co.	5	207
elf Beauty, Inc.(1)	1	109
Energizer Holdings, Inc.	1	18
Flowers Foods, Inc.	2	47
Hain Celestial Group, Inc.(1)	97	1,658
Herbalife Nutrition Ltd.(1)	12	186
Hershey Co.	1	313
Hostess Brands, Inc. - Class A(1)	48	1,188
Ingles Markets, Inc. - Class A	1	56
John B Sanfilippo & Son, Inc.	1	80
Kellogg Co.	6	384
Keurig Dr Pepper, Inc.	97	3,420
Kroger Co.	5	257
Lancaster Colony Corp.	1	140
MGP Ingredients, Inc.	1	73
Mission Produce, Inc.(1)	14	150
Nature’s Sunshine Products, Inc.(1)	12	126
Nomad Foods Ltd.(1)	115	2,152
Nu Skin Enterprises, Inc. - Class A	4	138
Performance Food Group Co.(1)	1	65
PriceSmart, Inc.	1	95
Primo Water Corp.	13	193
Reynolds Consumer Products, Inc.	127	3,488
Simply Good Foods Co.(1)	5	195
Sprouts Farmers Market, Inc.(1)	2	55
TreeHouse Foods, Inc.(1)	3	146
United Natural Foods, Inc.(1)	7	177
Universal Corp.	2	79
Vector Group Ltd.	15	179

Village Super Market, Inc. - Class A	1	15
WD-40 Co.	2	445

Total Consumer Staples		26,957

Energy – 4.38%
Antero Resources Corp.(1)	5	122
APA Corp.	6	227
Arch Resources, Inc.	1	142
Baker Hughes Co. - Class A	61	1,747
Berry Corp.	3	26
Bristow Group, Inc.(1)	1	22
California Resources Corp.	10	386
Callon Petroleum Co.(1)	4	146
Cameco Corp.	72	1,872
ChampionX Corp.	33	899
Cheniere Energy, Inc.	11	1,702
Chesapeake Energy Corp.	4	271
Chord Energy Corp.	1	189
Civitas Resources, Inc.	3	238
CNX Resources Corp.(1)	19	297
Comstock Resources, Inc.	12	127
CONSOL Energy, Inc.(2)	0	21
Coterra Energy, Inc.	11	263
Crescent Energy Co. - Class A	15	170
Delek US Holdings, Inc.	7	156
Denbury, Inc.(1)	12	1,088
Devon Energy Corp.	15	756
Diamondback Energy, Inc.	3	376
Dorian LPG Ltd.	5	108
Dril-Quip, Inc.(1)	1	30
EOG Resources, Inc.	23	2,673
EQT Corp.	28	879
Expro Group Holdings NV(1)	4	68
Frontline Plc	7	121
Golar LNG Ltd.(1)	5	111
Green Plains, Inc.(1)	6	173
Halliburton Co.	12	391
Helmerich & Payne, Inc.	9	309
Hess Corp.	4	539
HF Sinclair Corp.	25	1,216
International Seaways, Inc.	6	237
Kosmos Energy Ltd.(1)	34	253
Liberty Energy, Inc. - Class A	13	162
Magnolia Oil & Gas Corp. - Class A	53	1,155
Marathon Oil Corp.	14	343
Murphy Oil Corp.	8	281
Nabors Industries Ltd.(1)	1	166
National Energy Services Reunited Corp.(1)	33	173
NexTier Oilfield Solutions, Inc.(1)	4	31
Noble Corp. Plc(1)	5	205
NOV, Inc.	29	528
ONEOK, Inc.(2)	0	24
Ovintiv, Inc.	6	230
PBF Energy, Inc. - Class A	4	174
PDC Energy, Inc.	3	218
Peabody Energy Corp.(1)	5	135
Permian Resources Corp. - Class A	21	219
Phillips 66	2	204
Range Resources Corp.	7	178
REX American Resources Corp.(1)	3	96
Ring Energy, Inc.(1)	77	146
RPC, Inc.	4	34
Scorpio Tankers, Inc.	1	60
Sitio Royalties Corp. - Class A	49	1,105
SM Energy Co.	13	363
Solaris Oilfield Infrastructure, Inc. - Class A	2	20
Southwestern Energy Co.(1)	28	140
Targa Resources Corp.	3	235
TechnipFMC Plc(1)	37	505
Teekay Corp.(1)	35	217
Texas Pacific Land Corp.(2)	0	478
Tidewater, Inc.(1)	57	2,492
Valaris Ltd.(1)	3	213
Valero Energy Corp.	17	2,386

Vitesse Energy, Inc.	16	302
Williams Companies, Inc.	9	271
World Fuel Services Corp.	4	97

Total Energy		31,937

Financials – 13.82%
1st Source Corp.	1	31
Affiliated Managers Group, Inc.	1	111
Aflac, Inc.	2	137
AGNC Investment Corp.	15	150
Allstate Corp.	25	2,774
Ally Financial, Inc.	9	221
American Equity Investment Life Holding Co.	4	131
American Financial Group, Inc.	8	971
Ameriprise Financial, Inc.(2)	0	48
AMERISAFE, Inc.	4	196
Annaly Capital Management, Inc.	101	1,927
Apollo Commercial Real Estate Finance, Inc.	10	97
Apollo Global Management, Inc.	4	255
Arbor Realty Trust, Inc.	6	65
Arch Capital Group Ltd.(1)	75	5,083
Ares Management Corp. - Class A	15	1,223
Argo Group International Holdings Ltd.	2	58
ARMOUR Residential REIT, Inc.	21	110
Arrow Financial Corp.	1	29
Arthur J. Gallagher & Co.	2	339
Associated Banc-Corp.	2	32
Atlantic Union Bankshares Corp.	1	25
Axis Capital Holdings Ltd.	10	553
Axos Financial, Inc.(1)	1	48
BancFirst Corp.	3	213
Banco Latinoamericano de Comercio Exterior SA - Class E	9	162
Bank First Corp.	1	50
BankUnited, Inc.	21	475
Blackstone Mortgage Trust, Inc. - Class A	16	286
Bread Financial Holdings, Inc.	7	209
Bridgewater Bancshares, Inc.(1)	17	183
Brighthouse Financial, Inc.(1)	4	185
BrightSpire Capital, Inc. - Class A	13	77
Brown & Brown, Inc.	59	3,416
Byline Bancorp, Inc.	1	23
Cadence Bank	8	156
Cannae Holdings, Inc.(1)	2	45
Capital City Bank Group, Inc.	6	181
CBOE Global Markets, Inc.	12	1,645
Chimera Investment Corp.	9	51
Cincinnati Financial Corp.(2)	0	48
Citizens & Northern Corp.	4	92
Citizens Financial Group, Inc.	29	883
City Holding Co.	1	101
Claros Mortgage Trust, Inc.	4	50
CNA Financial Corp.	1	32
CNO Financial Group, Inc.	7	150
Cohen & Steers, Inc.	1	42
Coinbase Global, Inc. - Class A(1)	4	275
Columbia Financial, Inc.(1)	2	37
Comerica, Inc.	26	1,115
Commerce Bancshares, Inc.	6	327
Community Bank System, Inc.	30	1,578
Community Trust Bancorp, Inc.(2)	0	1
Compass Diversified Holdings	9	170
CrossFirst Bankshares, Inc.(1)	12	123
Cullen/Frost Bankers, Inc.	15	1,596
Customers Bancorp, Inc.(1)	9	161
Diamond Hill Investment Group, Inc.(2)	0	23
Discover Financial Services	18	1,788
Eagle Bancorp, Inc.	4	149
East West Bancorp, Inc.	4	245
Eastern Bankshares, Inc.	18	233
Employers Holdings, Inc.	4	149
Enact Holdings, Inc.	11	251
Enstar Group Ltd.(1)	1	243
Essent Group Ltd.	5	200
Euronet Worldwide, Inc.(1)	25	2,817

Evercore, Inc. - Class A(2)	0	28
Everest Re Group Ltd.	6	2,118
EVERTEC, Inc.	3	91
FactSet Research Systems, Inc.	6	2,505
Farmers National Banc Corp.	3	35
Fifth Third Bancorp	88	2,355
Financial Institutions, Inc.	5	96
First Bancorp	151	1,724
First Bancorp, Inc.	3	90
First Bancshares, Inc.	1	33
First Busey Corp.	6	125
First Citizens BancShares, Inc. - Class A	3	2,470
First Commonwealth Financial Corp.	12	152
First Community Bankshares, Inc.	1	33
First Financial Bancorp	2	42
First Financial Bankshares, Inc.	5	153
First Financial Corp.	1	32
First Hawaiian, Inc.	70	1,437
First Horizon Corp.	18	312
First Merchants Corp.	8	275
First of Long Island Corp.	2	27
First Republic Bank	5	76
FirstCash Holdings, Inc.	1	136
FleetCor Technologies, Inc.(1)	1	270
FNB Corp.	2	24
Franklin BSP Realty Trust, Inc.	8	93
Genworth Financial, Inc. - Class A(1)	39	193
German American Bancorp, Inc.	1	45
Glacier Bancorp, Inc.	59	2,485
Global Payments, Inc.	5	489
Hamilton Lane, Inc. - Class A(2)	0	19
Hancock Whitney Corp.	5	191
Hanover Insurance Group, Inc.	12	1,600
HarborOne Bancorp, Inc.	6	78
HBT Financial, Inc.	4	84
Heritage Financial Corp.	10	220
Home Bancshares, Inc.	12	253
Hope Bancorp, Inc.	7	70
Horace Mann Educators Corp.	1	41
Houlihan Lokey, Inc. - Class A	10	879
Independent Bank Corp.	3	50
Independent Bank Corp.	6	381
Jack Henry & Associates, Inc.	5	736
Jackson Financial, Inc. - Class A	1	25
Kemper Corp.	30	1,651
KeyCorp	22	270
Kinsale Capital Group, Inc.	3	865
KKR & Co., Inc. - Class Miscella	1	58
Ladder Capital Corp. - Class A	21	195
Lakeland Bancorp, Inc.	8	127
Loews Corp.	28	1,628
LPL Financial Holdings, Inc.	11	2,135
M&T Bank Corp.	3	332
Macatawa Bank Corp.	15	149
MBIA, Inc.(1)	8	71
Metropolitan Bank Holding Corp.(1)	4	119
MFA Financial, Inc.	6	64
Moelis & Co. - Class A	27	1,027
Morningstar, Inc.	1	183
Mr Cooper Group, Inc.(1)	2	65
MSCI, Inc. - Class A	3	1,666
National Western Life Group, Inc. - Class A	1	161
NBT Bancorp, Inc.	1	36
New York Community Bancorp, Inc.	30	269
New York Mortgage Trust, Inc.	10	96
NMI Holdings, Inc. - Class A(1)	2	53
Northfield Bancorp, Inc.	3	39
Northwest Bancshares, Inc.	22	263
OFG Bancorp	2	62
Old National Bancorp	9	130
Old Second Bancorp, Inc.	5	68
Open Lending Corp. - Class A(1)	29	204
Orchid Island Capital, Inc. - Class A	15	162

Pacific Premier Bancorp, Inc.	1	31
Payoneer Global, Inc.(1)	25	157
Peapack Gladstone Financial Corp.	1	34
Pinnacle Financial Partners, Inc.	3	142
PROG Holdings, Inc.(1)	1	26
Progressive Corp.	8	1,188
Prosperity Bancshares, Inc.	31	1,933
Provident Financial Services, Inc.	4	84
Prudential Financial, Inc.(2)	0	27
QCR Holdings, Inc.(2)	0	19
Radian Group, Inc.	10	221
Ready Capital Corp.	14	140
Redwood Trust, Inc.	9	59
Regions Financial Corp.	87	1,617
Reinsurance Group of America, Inc. - Class A	12	1,620
Remitly Global, Inc.(1)	45	765
Republic Bancorp, Inc. - Class A	4	155
RLI Corp.	22	2,989
Rocket Companies, Inc. - Class A(1)	4	34
Ryan Specialty Holdings, Inc. - Class A(1)	14	563
S&P Global, Inc.	2	725
S&T Bancorp, Inc.	3	104
Safety Insurance Group, Inc.(2)	0	32
SEI Investments Co.(2)	0	19
Selective Insurance Group, Inc.	19	1,835
ServisFirst Bancshares, Inc.	2	131
Shift4 Payments, Inc. - Class A(1)	9	698
Shore Bancshares, Inc.	1	15
Simmons First National Corp. - Class A	21	371
SiriusPoint Ltd.(1)	20	166
South State Corp.	3	248
Southern First Bancshares, Inc.(1)	1	29
Stewart Information Services Corp.	2	72
Stifel Financial Corp.	33	1,926
StoneCo Ltd. - Class A(1)	14	130
StoneX Group, Inc.(1)	4	421
Synchrony Financial	1	41
Synovus Financial Corp.	31	964
T Rowe Price Group, Inc.(2)	0	42
Texas Capital Bancshares, Inc.(1)	34	1,654
Toast, Inc. - Class A(1)	52	920
Tompkins Financial Corp.(2)	0	32
Towne Bank	11	291
Tradeweb Markets, Inc. - Class A	14	1,114
Triumph Financial, Inc.(1)	4	209
TrustCo Bank Corp. NY	1	38
Trustmark Corp.	12	286
Two Harbors Investment Corp.	13	191
UMB Financial Corp.	5	310
United Bankshares, Inc.	12	430
United Fire Group, Inc.	4	97
Universal Insurance Holdings, Inc.	12	210
Univest Financial Corp.	7	155
Valley National Bancorp	14	125
Virtu Financial, Inc. - Class A	14	259
Washington Federal, Inc.	2	59
Washington Trust Bancorp, Inc.	10	329
Waterstone Financial, Inc.	10	152
Webster Financial Corp.	19	737
WEX, Inc.(1)	6	1,011
White Mountains Insurance Group Ltd.(2)	0	22
Wintrust Financial Corp.	19	1,377
WSFS Financial Corp.	3	123
Zions Bancorp N.A.	44	1,325

Total Financials		100,798

Healthcare – 11.88%
10X Genomics, Inc. - Class A(1)	11	605
AbCellera Biologics, Inc.(1)	2	16
Abiomed, Inc.(1)(2)(4)	0	–
Acadia Healthcare Co., Inc.(1)	28	2,040
ACADIA Pharmaceuticals, Inc.(1)	1	23
AdaptHealth Corp. - Class A(1)	1	18
Adaptive Biotechnologies Corp.(1)	14	120

Addus HomeCare Corp.(1)	1	56
Agilent Technologies, Inc.	13	1,731
Agios Pharmaceuticals, Inc.(1)	6	146
Akero Therapeutics, Inc.(1)	2	73
Alcon, Inc.	47	3,341
Alector, Inc.(1)	21	128
Align Technology, Inc.(1)	2	707
Alignment Healthcare, Inc.(1)	70	447
Alkermes Plc(1)	6	171
Alnylam Pharmaceuticals, Inc.(1)	5	1,061
Amedisys, Inc.(1)	6	464
American Well Corp. - Class A(1)	65	154
AmerisourceBergen Corp. - Class A(2)	0	45
Amicus Therapeutics, Inc.(1)	3	33
Amphastar Pharmaceuticals, Inc.(1)	3	103
Amylyx Pharmaceuticals, Inc.(1)	4	128
AngioDynamics, Inc.(1)	5	55
Apellis Pharmaceuticals, Inc.(1)	3	227
Arrowhead Pharmaceuticals, Inc.(1)	7	179
AtriCure, Inc.(1)	4	185
Avanos Medical, Inc.(1)	4	119
Avantor, Inc.(1)	5	104
Axonics, Inc.(1)	14	757
Azenta, Inc.(1)	3	151
Beam Therapeutics, Inc.(1)	16	483
BioCryst Pharmaceuticals, Inc.(1)	2	17
Biogen, Inc.(1)	1	206
Biohaven Ltd.(1)(2)	0	3
Bio-Rad Laboratories, Inc. - Class A(1)(2)	0	50
Bio-Techne Corp.	48	3,529
Bridgebio Pharma, Inc.(1)	20	325
Bruker Corp.	23	1,843
Cardiovascular Systems, Inc.(1)	7	144
Catalent, Inc.(1)	2	164
Celldex Therapeutics, Inc.(1)	1	25
Centene Corp.(1)	8	499
Charles River Laboratories International, Inc.(1)	18	3,580
Chemed Corp.	5	2,575
Computer Programs & Systems, Inc.(1)	3	90
Cooper Companies, Inc.	5	2,052
CorVel Corp.(1)	2	298
Crinetics Pharmaceuticals, Inc.(1)	6	96
Cymabay Therapeutics, Inc.(1)	12	108
Cytek Biosciences, Inc.(1)	14	131
Cytokinetics, Inc.(1)	4	134
DaVita, Inc.(1)	2	173
Deciphera Pharmaceuticals, Inc.(1)	2	26
Denali Therapeutics, Inc.(1)	1	19
DexCom, Inc.(1)	17	1,973
Ensign Group, Inc.	2	162
Envista Holdings Corp.(1)	60	2,437
Evolent Health, Inc. - Class A(1)	27	870
Exact Sciences Corp.(1)	12	834
Exelixis, Inc.(1)	33	647
Geron Corp.(1)	8	18
Glaukos Corp.(1)	4	179
Globus Medical, Inc. - Class A(1)	3	145
Haemonetics Corp.(1)	2	198
Halozyme Therapeutics, Inc.(1)	26	994
HealthEquity, Inc.(1)	1	46
Hologic, Inc.(1)	12	995
Horizon Therapeutics Plc(1)	13	1,449
ICON Plc(1)	13	2,697
IDEXX Laboratories, Inc.(1)	2	1,041
Inari Medical, Inc.(1)	6	363
Inogen, Inc.(1)	11	142
Insmed, Inc.(1)	7	122
Inspire Medical Systems, Inc.(1)	1	144
Insulet Corp.(1)	7	2,325
Integer Holdings Corp.(1)	2	180
Integra LifeSciences Holdings Corp.(1)	37	2,105
Intellia Therapeutics, Inc.(1)	4	142
Intra-Cellular Therapies, Inc.(1)	3	159

Ionis Pharmaceuticals, Inc.(1)	4	142
Iovance Biotherapeutics, Inc.(1)	24	148
IQVIA Holdings, Inc.(1)	1	181
iRhythm Technologies, Inc.(1)	10	1,179
Ironwood Pharmaceuticals, Inc. - Class A(1)	5	52
IVERIC bio, Inc.(1)	2	52
Jazz Pharmaceuticals Plc(1)	5	677
Karuna Therapeutics, Inc.(1)	1	135
Krystal Biotech, Inc.(1)	2	128
Laboratory Corp. of America Holdings(2)	0	45
Lantheus Holdings, Inc.(1)	3	242
LeMaitre Vascular, Inc.	3	178
Ligand Pharmaceuticals, Inc.(1)(2)	0	19
Madrigal Pharmaceuticals, Inc.(1)	2	387
Maravai LifeSciences Holdings, Inc. - Class A(1)	18	250
Masimo Corp.(1)	1	194
McKesson Corp.	2	858
Medpace Holdings, Inc.(1)	1	142
Merit Medical Systems, Inc.(1)	5	351
Mersana Therapeutics, Inc.(1)	29	117
Mettler-Toledo International, Inc.(1)	1	1,464
Molina Healthcare, Inc.(1)	1	188
Myriad Genetics, Inc.(1)	1	21
Natera, Inc.(1)	13	705
Neogen Corp.(1)	11	206
NeoGenomics, Inc.(1)	18	305
Neurocrine Biosciences, Inc.(1)	15	1,473
Novocure Ltd.(1)	4	218
OmniAb, Inc. - Class CR3(1)(2)(4)(5)	0	–
OmniAb, Inc. - Class CR4(1)(2)(4)(5)	0	–
Omnicell, Inc.(1)	7	425
Option Care Health, Inc.(1)	20	625
Orthofix Medical, Inc.(1)	9	150
OrthoPediatrics Corp.(1)	4	188
Pacific Biosciences of California, Inc.(1)	28	321
Pacira BioSciences, Inc.(1)	4	177
Patterson Companies, Inc.	2	42
Pediatrix Medical Group, Inc.(1)	89	1,328
Phibro Animal Health Corp. - Class A	4	61
Phreesia, Inc.(1)	6	201
Prestige Consumer Healthcare, Inc.(1)	3	164
Progyny, Inc.(1)	5	162
Prometheus Biosciences, Inc.(1)	1	153
Prothena Corp. Plc(1)	1	70
PTC Therapeutics, Inc.(1)	5	240
QIAGEN NV(1)	23	1,060
Quest Diagnostics, Inc.(2)	0	32
R1 RCM, Inc.(1)	14	210
Relay Therapeutics, Inc.(1)	10	159
Repligen Corp.(1)	6	979
Replimune Group, Inc.(1)	8	139
ResMed, Inc.	6	1,212
Revance Therapeutics, Inc.(1)	1	44
REVOLUTION Medicines, Inc.(1)	3	57
Royalty Pharma Plc - Class A	6	226
Sage Therapeutics, Inc.(1)	4	168
Sangamo Therapeutics, Inc.(1)	77	135
Sarepta Therapeutics, Inc.(1)	11	1,492
Seagen, Inc.(1)	4	823
Select Medical Holdings Corp.	2	60
Shockwave Medical, Inc.(1)	7	1,427
Silk Road Medical, Inc.(1)	1	26
SomaLogic, Inc.(1)	59	150
SpringWorks Therapeutics, Inc.(1)	7	176
Stevanato Group SpA	65	1,673
Supernus Pharmaceuticals, Inc.(1)	2	56
Surgery Partners, Inc.(1)	1	34
Surmodics, Inc.(1)	9	215
Syneos Health, Inc. - Class A(1)	30	1,054
Tandem Diabetes Care, Inc.(1)	4	155
Teleflex, Inc.	8	1,905
Tenet Healthcare Corp.(1)	3	150
Travere Therapeutics, Inc. - Class Preferre(1)	8	183

Ultragenyx Pharmaceutical, Inc.(1)	15	604
Universal Health Services, Inc. - Class B	5	697
US Physical Therapy, Inc.(2)	0	40
Vaxcyte, Inc.(1)	2	86
Veeva Systems, Inc. - Class A(1)	1	196
Veracyte, Inc.(1)	1	27
Veradigm, Inc.(1)	3	42
Vir Biotechnology, Inc.(1)	4	84
West Pharmaceutical Services, Inc.	11	3,816
Xencor, Inc.(1)	3	83
Zimmer Biomet Holdings, Inc.	18	2,272

Total Healthcare		86,635

Industrials – 21.56%
AAON, Inc.	25	2,396
AAR Corp.(1)	1	53
ABM Industries, Inc.	5	220
ACCO Brands Corp.	32	170
Advanced Drainage Systems, Inc.	2	201
AECOM	24	1,999
AerCap Holdings NV(1)	80	4,479
Aerojet Rocketdyne Holdings, Inc.(1)	3	178
Aerovironment, Inc.(1)	2	166
AGCO Corp.(2)	0	67
Air Lease Corp. - Class A	16	634
Alamo Group, Inc.(2)	0	37
Alaska Air Group, Inc.(1)	42	1,757
Albany International Corp. - Class A	1	119
Alight, Inc. - Class A(1)	24	221
Allegion Plc	14	1,511
Ameresco, Inc. - Class A(1)	8	403
American Airlines Group, Inc.(1)	2	28
American Woodmark Corp.(1)	2	97
AMETEK, Inc.	8	1,128
AO Smith Corp.	1	93
API Group Corp.(1)	54	1,223
Applied Industrial Technologies, Inc.	1	199
ArcBest Corp.	3	236
Arcosa, Inc.	33	2,103
Array Technologies, Inc.(1)	5	118
ASGN, Inc.(1)	2	194
Atkore, Inc.(1)(2)	0	41
Axon Enterprise, Inc.(1)	1	157
AZEK Co., Inc. - Class A(1)	21	489
AZZ, Inc.	3	126
Barnes Group, Inc.	3	133
Beacon Roofing Supply, Inc.(1)	2	95
Bloom Energy Corp. - Class A(1)	1	22
Boise Cascade Co.	4	245
Booz Allen Hamilton Holding Corp. - Class A	11	995
BrightView Holdings, Inc.(1)	27	150
Builders FirstSource, Inc.(1)	19	1,656
CACI International, Inc. - Class A(1)	4	1,126
Carlisle Companies, Inc.	13	2,967
Carrier Global Corp.	6	253
Casella Waste Systems, Inc. - Class A(1)	1	81
CBIZ, Inc.(1)	1	45
Chart Industries, Inc.(1)	11	1,429
Cintas Corp.	1	415
Columbus McKinnon Corp.	2	74
Comfort Systems USA, Inc.	2	284
Copart, Inc.(1)	31	2,327
Core & Main, Inc. - Class A(1)	98	2,261
CoStar Group, Inc.(1)	1	86
Crane Holdings Co.	15	1,732
CSG Systems International, Inc.	2	82
CSW Industrials, Inc.(2)	0	25
Cummins, Inc.(2)	0	23
Delta Air Lines, Inc.(1)	21	732
Donaldson Co., Inc.	40	2,626
Ducommun, Inc.(1)	1	45
Dun & Bradstreet Holdings, Inc.	110	1,297
Dycom Industries, Inc.(1)	23	2,139
EMCOR Group, Inc.	4	632

Encore Wire Corp.(2)	0	68
Energy Recovery, Inc.(1)	5	122
EnerSys	2	192
Ennis, Inc.	6	123
Equifax, Inc.	4	783
ESCO Technologies, Inc.(2)	0	26
Evoqua Water Technologies Corp.(1)	6	307
ExlService Holdings, Inc.(1)	1	126
Expeditors International of Washington, Inc.	3	352
Exponent, Inc.	25	2,472
Fastenal Co.	8	415
Federal Signal Corp.	1	60
Fluor Corp.(1)	40	1,225
Fortune Brands Innovations, Inc.	1	75
Forward Air Corp.(2)	0	48
Franklin Electric Co., Inc.	1	136
FTI Consulting, Inc.(1)	14	2,848
FuelCell Energy, Inc.(1)	57	162
Gates Industrial Corp. Plc(1)	96	1,334
GATX Corp.(2)	0	19
Generac Holdings, Inc.(1)	2	180
Genpact Ltd.	35	1,619
Gibraltar Industries, Inc.(1)	1	43
Global Industrial Co.	6	171
Graco, Inc.	43	3,169
Granite Construction, Inc.	1	31
Griffon Corp.	2	52
GXO Logistics, Inc.(1)	4	185
Heartland Express, Inc.	2	25
HEICO Corp.	8	1,414
HEICO Corp. - Class A	7	887
Heidrick & Struggles International, Inc.	3	85
Helios Technologies, Inc.	1	55
Herc Holdings, Inc.	16	1,839
Hillenbrand, Inc.	6	285
Hillman Solutions Corp.(1)	21	178
HNI Corp.	2	65
Hub Group, Inc. - Class A(1)	2	150
Hubbell, Inc. - Class B	7	1,642
IDEX Corp.	4	910
Ingersoll Rand, Inc.	15	870
Insperity, Inc.	1	107
ITT, Inc.	17	1,485
Jacobs Solutions, Inc.	40	4,683
JB Hunt Transport Services, Inc.(2)	0	50
JetBlue Airways Corp.(1)	26	189
John Bean Technologies Corp.	1	60
KAR Auction Services, Inc.(1)	14	197
KBR, Inc.	1	52
Kelly Services, Inc. - Class A	2	33
Kennametal, Inc.	3	84
Kirby Corp.(1)	28	1,982
Knight-Swift Transportation Holdings, Inc. - Class A	40	2,281
Korn Ferry	21	1,071
L3Harris Technologies, Inc.	4	748
Lincoln Electric Holdings, Inc.	25	4,144
Luxfer Holdings Plc	5	87
Masonite International Corp.(1)	17	1,507
MasTec, Inc.(1)	32	3,063
Masterbrand, Inc.(1)	1	10
Matson, Inc.	3	151
Maxar Technologies, Inc.	4	207
MAXIMUS, Inc.	1	52
Miller Industries, Inc.	8	287
MillerKnoll, Inc.	7	134
Moog, Inc. - Class A	1	54
Mueller Industries, Inc.	3	187
MYR Group, Inc.(1)	1	142
National Presto Industries, Inc.	1	106
Nordson Corp.	21	4,668
nVent Electric Plc	1	28
Old Dominion Freight Line, Inc.	3	944
Oshkosh Corp.	14	1,142

Parker-Hannifin Corp.(2)	0	37
Paychex, Inc.	2	220
Pentair Plc	1	39
Quanex Building Products Corp.	2	52
Quanta Services, Inc.	21	3,566
RBC Bearings, Inc.(1)	22	5,152
Regal Rexnord Corp.	18	2,531
Republic Services, Inc. - Class A	35	4,691
Resideo Technologies, Inc.(1)	13	246
Resources Connection, Inc.	1	14
Ritchie Bros Auctioneers, Inc.	9	497
Robert Half International, Inc.	19	1,502
Rockwell Automation, Inc.(2)	0	134
Rollins, Inc.	21	800
Rush Enterprises, Inc. - Class A(2)	0	26
RXO, Inc.(1)	23	457
Saia, Inc.(1)(2)	0	57
Schneider National, Inc. - Class B	2	66
Sensata Technologies Holding Plc	31	1,559
Shoals Technologies Group, Inc. - Class A(1)	31	699
Simpson Manufacturing Co., Inc.	1	69
SiteOne Landscape Supply, Inc.(1)	8	1,138
Spirit AeroSystems Holdings, Inc. - Class A	55	1,901
SPX Technologies, Inc.(1)	2	116
Standex International Corp.(2)	0	51
Stanley Black & Decker, Inc.	1	80
Star Bulk Carriers Corp.	67	1,424
Steelcase, Inc. - Class A	8	63
Stericycle, Inc.(1)	1	44
Sunrun, Inc.(1)	6	129
Terex Corp.	5	232
Tetra Tech, Inc.	28	4,166
Timken Co.	37	2,988
Toro Co.	57	6,286
Trane Technologies Plc	12	2,154
TransDigm Group, Inc.(2)	0	42
Triton International Ltd.	1	52
TrueBlue, Inc.(1)	3	45
TTEC Holdings, Inc.	5	173
UFP Industries, Inc.	1	60
UniFirst Corp.(2)	0	50
United Airlines Holdings, Inc.(1)	1	59
United Rentals, Inc.(2)	0	59
Upwork, Inc.(1)	14	158
Valmont Industries, Inc.	10	3,193
Verra Mobility Corp. - Class A(1)	8	134
Vertiv Holdings Co. - Class A	128	1,828
Vicor Corp.(1)	3	161
VSE Corp.	3	139
Watsco, Inc.	11	3,485
Watts Water Technologies, Inc. - Class A	10	1,642
Werner Enterprises, Inc.	5	227
WillScot Mobile Mini Holdings Corp. - Class A(1)	13	626
WW Grainger, Inc.(2)	0	72
XPO, Inc.(1)	55	1,739
Xylem, Inc.	5	501
Zurn Elkay Water Solutions Corp.	10	209

Total Industrials		157,343

Information Technology – 15.78%
ACI Worldwide, Inc.(1)	70	1,877
Adeia, Inc.	9	82
Advanced Energy Industries, Inc.	2	239
Advanced Micro Devices, Inc.(1)	6	633
Akamai Technologies, Inc.(1)	3	199
Allegro MicroSystems, Inc.(1)	57	2,719
Altair Engineering, Inc. - Class A(1)	5	360
Amdocs Ltd.	47	4,534
Amphenol Corp. - Class A	1	51
Amplitude, Inc. - Class A(1)	12	151
ANSYS, Inc.(1)	1	317
AppLovin Corp. - Class A(1)	16	249
Arista Networks, Inc.(1)	8	1,351
Arrow Electronics, Inc.(1)(2)	0	48

Aspen Technology, Inc.(1)	6	1,447
AvePoint, Inc.(1)	6	25
Avnet, Inc.	36	1,628
Axcelis Technologies, Inc.(1)	1	199
Belden, Inc.	18	1,579
Benchmark Electronics, Inc.	3	80
Bentley Systems, Inc. - Class B	32	1,395
Black Knight, Inc.(1)	3	152
Blackbaud, Inc.(1)	3	215
Blackline, Inc.(1)	3	177
Box, Inc. - Class A(1)	5	141
C3.ai, Inc. - Class A(1)	14	475
Cadence Design Systems, Inc.(1)	11	2,349
Calix, Inc.(1)(2)	0	24
CDW Corp.(2)	0	39
Ceridian HCM Holding, Inc.(1)	3	222
Ciena Corp.(1)	21	1,099
Clear Secure, Inc. - Class A	11	293
Cloudflare, Inc. - Class A(1)	3	194
Cognex Corp.	1	33
Coherent Corp.(1)	4	167
Cohu, Inc.(1)	7	260
CommScope Holding Co., Inc.(1)	4	26
CommVault Systems, Inc.(1)	21	1,203
Comtech Telecommunications Corp.	2	23
Confluent, Inc. - Class A(1)	23	563
Crowdstrike Holdings, Inc. - Class A(1)	7	902
CyberArk Software Ltd.(1)	9	1,265
Datadog, Inc. - Class A(1)	3	226
Dell Technologies, Inc. - Class C	1	30
Diodes, Inc.(1)	5	491
DocuSign, Inc. - Class A(1)	3	160
DoubleVerify Holdings, Inc. - Class Rights(1)	24	715
DXC Technology Co.(1)	1	35
Dynatrace, Inc.(1)	50	2,124
Ebix, Inc.	1	17
Entegris, Inc.	33	2,737
Envestnet, Inc.(1)(2)	0	24
ePlus, Inc.(1)	2	99
EverCommerce, Inc.(1)	31	331
Extreme Networks, Inc.(1)	6	109
F5, Inc.(1)	4	528
Fabrinet(1)	1	62
Fair Isaac Corp.(1)	6	3,879
FARO Technologies, Inc.(1)	1	17
Fastly, Inc. - Class A(1)	5	97
Five9, Inc.(1)	8	588
FormFactor, Inc.(1)	24	762
Fortinet, Inc.(1)	8	556
Gartner, Inc.(1)(2)	0	94
Gen Digital, Inc.	46	782
Globant SA(1)	3	495
HashiCorp, Inc. - Class A(1)	21	603
HP, Inc.	9	261
HubSpot, Inc.(1)	3	1,086
Ichor Holdings Ltd.(1)	6	206
Insight Enterprises, Inc.(1)	1	151
Itron, Inc.(1)	3	146
Jabil, Inc.	5	439
Juniper Networks, Inc.	21	718
Keysight Technologies, Inc.(1)	6	960
Kulicke & Soffa Industries, Inc.	35	1,823
Lattice Semiconductor Corp.(1)	93	8,907
LiveVox Holdings, Inc.(1)	12	37
Lumentum Holdings, Inc.(1)	18	969
MACOM Technology Solutions Holdings, Inc.(1)	27	1,889
Manhattan Associates, Inc.(1)	15	2,259
Marvell Technology, Inc.	12	512
MaxLinear, Inc. - Class A(1)	1	36
Methode Electronics, Inc.	1	34
Microchip Technology, Inc.	5	426
MKS Instruments, Inc.	31	2,784
Model N, Inc.(1)	5	183

Momentive Global, Inc.(1)	4	34
MongoDB, Inc. - Class A(1)	5	1,160
Monolithic Power Systems, Inc.	1	488
Motorola Solutions, Inc.(2)	0	25
nCino, Inc.(1)	4	102
NCR Corp.(1)	53	1,250
NetApp, Inc.	4	238
Novanta, Inc.(1)	14	2,212
Okta, Inc. - Class A(1)	10	895
ON Semiconductor Corp.(1)	17	1,398
Onto Innovation, Inc.(1)	6	554
OSI Systems, Inc.(1)(2)	0	48
Palantir Technologies, Inc. - Class A(1)	23	194
Palo Alto Networks, Inc.(1)	6	1,141
Paycom Software, Inc.(1)	1	239
Paylocity Holding Corp.(1)	6	1,124
Pegasystems, Inc.	1	41
Photronics, Inc.(1)	2	36
Power Integrations, Inc.	30	2,506
Procore Technologies, Inc.(1)	25	1,596
PTC, Inc.(1)	9	1,156
Pure Storage, Inc. - Class A(1)	49	1,242
Q2 Holdings, Inc.(1)	6	154
Qualys, Inc.(1)	18	2,323
Rambus, Inc.(1)	3	145
Rapid7, Inc.(1)	9	419
RingCentral, Inc. - Class A(1)	4	125
Rogers Corp.(1)	1	235
Samsara, Inc. - Class A(1)	44	863
Sanmina Corp.(1)	4	255
ScanSource, Inc.(1)	4	107
Semtech Corp.(1)	7	175
SentinelOne, Inc. - Class A(1)	11	175
Silicon Laboratories, Inc.(1)	1	155
Smartsheet, Inc. - Class A(1)	30	1,440
SolarEdge Technologies, Inc.(1)	3	904
Splunk, Inc.(1)	2	170
Sprout Social, Inc. - Class A(1)(2)	0	28
SPS Commerce, Inc.(1)	14	2,096
Super Micro Computer, Inc.(1)	1	91
Synaptics, Inc.(1)	17	1,900
Synopsys, Inc.(1)	11	4,164
Teledyne Technologies, Inc.(1)	4	1,936
Tenable Holdings, Inc.(1)	5	261
Teradyne, Inc.	13	1,399
Trimble, Inc.(1)	6	292
TTM Technologies, Inc.(1)	12	160
Tucows, Inc. - Class A(1)	7	133
Twilio, Inc. - Class A(1)	3	228
Tyler Technologies, Inc.(1)	6	1,999
Ultra Clean Holdings, Inc.(1)	1	41
Unity Software, Inc.(1)	5	170
Varonis Systems, Inc. - Class B(1)	7	169
Veeco Instruments, Inc.(1)	11	226
Viavi Solutions, Inc.(1)	22	235
Vishay Intertechnology, Inc.	3	57
Vishay Precision Group, Inc.(1)	2	84
Wolfspeed, Inc.(1)	2	141
Workday, Inc. - Class A(1)	2	447
Workiva, Inc. - Class A(1)	2	233
Xerox Holdings Corp.	12	179
Zebra Technologies Corp. - Class A(1)	9	2,832
Zoom Video Communications, Inc. - Class A(1)	8	592
Zscaler, Inc.(1)	11	1,285

Total Information Technology		115,074

Materials – 4.23%
AdvanSix, Inc.	1	57
Alpha Metallurgical Resources, Inc.(2)	0	26
AptarGroup, Inc.	9	1,112
Arconic Corp.(1)	5	130
Ashland, Inc.	24	2,452
ATI, Inc.(1)	61	2,416
Avery Dennison Corp.	8	1,458

Avient Corp.	7	287
Axalta Coating Systems Ltd.(1)	2	63
Ball Corp.	21	1,169
Berry Global Group, Inc.	42	2,488
Cabot Corp.	2	124
Carpenter Technology Corp.	4	171
CF Industries Holdings, Inc.	2	172
Coeur Mining, Inc.(1)	7	27
Commercial Metals Co.	4	212
Compass Minerals International, Inc.	1	23
Constellium SE - Class A(1)	9	138
Corteva, Inc.	1	75
Crown Holdings, Inc.	3	229
Eagle Materials, Inc.	17	2,439
Ecovyst, Inc.(1)	17	184
FMC Corp.	1	174
Freeport-McMoRan, Inc.	66	2,707
HB Fuller Co.	1	53
Hecla Mining Co.	11	68
Huntsman Corp.	91	2,490
Ingevity Corp.(1)	1	57
Innospec, Inc.	11	1,096
International Flavors & Fragrances, Inc.	2	207
International Paper Co.	2	75
Ivanhoe Electric, Inc.(1)	13	164
Louisiana-Pacific Corp.	1	35
LyondellBasell Industries NV - Class A	1	58
Martin Marietta Materials, Inc.	1	364
Mativ Holdings, Inc.	4	94
Minerals Technologies, Inc.	1	79
Mosaic Co.	1	39
Novagold Resources, Inc.(1)	6	39
Nucor Corp.(2)	0	58
O-I Glass, Inc.(1)	5	121
Packaging Corp. of America(2)	0	19
PPG Industries, Inc.	1	170
Reliance Steel & Aluminum Co.	3	744
Royal Gold, Inc.(2)	0	46
RPM International, Inc.	19	1,653
Schnitzer Steel Industries, Inc. - Class A	2	52
Scotts Miracle-Gro Co.	3	219
Silgan Holdings, Inc.	1	56
Sonoco Products Co.(2)	0	15
SSR Mining, Inc.	4	64
Steel Dynamics, Inc.	2	243
Stepan Co.	1	57
Summit Materials, Inc. - Class A(1)	6	174
TriMas Corp.	8	234
Vulcan Materials Co.	21	3,609
Westlake Corp.(2)	0	35
Worthington Industries, Inc.(2)	0	29

Total Materials		30,849

Real Estate – 3.60%
Acadia Realty Trust	5	71
Agree Realty Corp.	6	409
Alexander & Baldwin, Inc.	3	60
Alexandria Real Estate Equities, Inc.(2)	0	16
American Assets Trust, Inc.	8	154
American Homes 4 Rent - Class A	12	385
Apartment Investment & Management Co. - Class A	6	48
Apple Hospitality REIT, Inc.	12	181
Boston Properties, Inc.	39	2,127
Brixmor Property Group, Inc.	2	43
Broadstone Net Lease, Inc. - Class A	63	1,069
Camden Property Trust	11	1,125
CBRE Group, Inc. - Class A(1)	50	3,661
Corporate Office Properties Trust	5	117
Cousins Properties, Inc.	23	481
CubeSmart	65	3,021
DiamondRock Hospitality Co.	14	114
EastGroup Properties, Inc.(2)	0	46
Elme Communities	9	162
Empire State Realty Trust, Inc. - Class A	12	78

Essential Properties Realty Trust, Inc.	2	56
eXp World Holdings, Inc.	12	155
Extra Space Storage, Inc.	1	214
Four Corners Property Trust, Inc.	6	165
FRP Holdings, Inc.(1)	1	29
Gaming & Leisure Properties, Inc.	51	2,679
Getty Realty Corp.	1	51
Global Medical REIT, Inc.	11	103
Hersha Hospitality Trust - Class A	2	13
Howard Hughes Corp.(1)(2)	0	29
Hudson Pacific Properties, Inc.	33	218
Independence Realty Trust, Inc.	15	242
InvenTrust Properties Corp.	10	226
Kennedy-Wilson Holdings, Inc.	11	183
Kilroy Realty Corp.	5	159
Kite Realty Group Trust	15	315
LXP Industrial Trust	18	180
Macerich Co.	9	93
Marcus & Millichap, Inc.	1	20
National Health Investors, Inc.	3	170
Necessity Retail REIT, Inc.	11	68
NETSTREIT Corp.	12	215
One Liberty Properties, Inc.(2)	0	1
Orion Office REIT, Inc.	27	183
Outfront Media, Inc.	6	90
Phillips Edison & Co., Inc.	2	60
Physicians Realty Trust	91	1,358
Plymouth Industrial REIT, Inc.	4	79
Postal Realty Trust, Inc. - Class A	7	107
PotlatchDeltic Corp.	4	201
Redfin Corp.(1)	28	251
Retail Opportunity Investments Corp.	14	194
RLJ Lodging Trust	7	79
RPT Realty	20	193
Ryman Hospitality Properties, Inc.	12	1,036
Sabra Health Care REIT, Inc.	8	87
Safehold, Inc.(1)	6	174
SBA Communications Corp. - Class A	1	158
Service Properties Trust	15	144
Simon Property Group, Inc.(2)	0	40
SITE Centers Corp.	5	59
STAG Industrial, Inc.	49	1,647
Star Holdings(1)	6	98
Summit Hotel Properties, Inc.	13	93
Sunstone Hotel Investors, Inc.	23	224
Terreno Realty Corp.	4	258
Uniti Group, Inc.	42	150
Veris Residential, Inc.(1)	8	110
Vornado Realty Trust	9	138
Xenia Hotels & Resorts, Inc.	5	71

Total Real Estate		26,234

Utilities – 2.45%
ALLETE, Inc.	4	261
American Electric Power Co., Inc.	37	3,335
American States Water Co.	1	125
American Water Works Co., Inc.	19	2,790
Avangrid, Inc.	6	237
Avista Corp.	4	162
Black Hills Corp.	1	77
Brookfield Infrastructure Corp. - Class A	3	141
California Water Service Group	3	151
Consolidated Edison, Inc.	2	168
Constellation Energy Corp.	1	70
DTE Energy Co.	2	226
Edison International	2	121
Essential Utilities, Inc.	1	34
Evergy, Inc.	5	284
Eversource Energy	4	325
FirstEnergy Corp.	86	3,434
Hawaiian Electric Industries, Inc.	1	20
IDACORP, Inc.	21	2,312
MGE Energy, Inc.	5	395
National Fuel Gas Co.	6	363

New Jersey Resources Corp.	6	340
NRG Energy, Inc.	5	177
ONE Gas, Inc.	6	446
Ormat Technologies, Inc.	1	101
PNM Resources, Inc.	4	203
Portland General Electric Co.	4	176
Pure Cycle Corp.(1)	6	59
SJW Group(2)	0	16
Southwest Gas Holdings, Inc.	20	1,236
WEC Energy Group, Inc.(2)	0	16
York Water Co.	1	41

Total Utilities		17,842

Total Common Stocks (Cost: $655,534)		704,166

SHORT-TERM INVESTMENTS – 3.07%
Money Market Funds – 2.67%
Goldman Sachs Financial Square Government Fund - Class I, 4.72%(3)	19,494	19,494

Total Money Market Funds (Cost: $19,494)		19,494

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.40%
ANZ, London, 4.33% due 04/03/2023	$2,065	2,065
BBVA, Madrid, 4.33% due 04/03/2023	857	857

Total Time Deposits (Cost: $2,922)		2,922

Total Short-Term Investments (Cost: $22,416)		22,416

TOTAL INVESTMENTS IN SECURITIES – 99.63% (Cost: $677,950)		726,582

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.37%		2,719

TOTAL NET ASSETS – 100.00%		$729,301

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(5)	Security that is restricted at March 31, 2023. The value of the restricted securities totals $-, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.83%
Australia – 2.19%
ALS Ltd.	334	$2,775
AMP Ltd.	2,030	1,432
Ampol Ltd.	13	257
ANZ Group Holdings Ltd.	600	9,249
APA Group	61	415
Aristocrat Leisure Ltd.	172	4,308
ASX Ltd.	10	449
Atlassian Corp. - Class A(1)	408	69,879
Aurizon Holdings Ltd.	95	214
Beach Energy Ltd.	2,147	2,033
BHP Group Ltd.	842	26,610
BlueScope Steel Ltd.	259	3,503
Brambles Ltd.	398	3,593
carsales.com Ltd.	149	2,231
Challenger Ltd.	281	1,179
Cleanaway Waste Management Ltd.	2,247	3,596
Cochlear Ltd.	301	47,885
Coles Group Ltd.	69	835
Commonwealth Bank of Australia	88	5,819
Computershare Ltd.	28	405
CSL Ltd.	430	83,200
Dexus	56	281
EBOS Group Ltd.	8	245
Endeavour Group Ltd.	75	339
Evolution Mining Ltd.	740	1,536
Fortescue Metals Group Ltd.	88	1,322
Goodman Group	88	1,111
GPT Group	100	287
GWA Group Ltd.	467	513
IDP Education Ltd.	11	199
IGO Ltd.	35	302
Insurance Australia Group Ltd.	127	401
IPH Ltd.	283	1,411
Lendlease Corp. Ltd.	35	171
Lottery Corp. Ltd.	115	396
Macquarie Group Ltd.	78	9,224
Medibank Pvt Ltd.	142	321
Metcash Ltd.	804	2,078
Mineral Resources Ltd.	9	478
Mirvac Group	210	295
National Australia Bank Ltd.	165	3,073
Newcrest Mining Ltd.	337	6,008
Northern Star Resources Ltd.	62	507
Orica Ltd.	24	246
Origin Energy Ltd.	92	510
OZ Minerals Ltd.	54	1,019
Pilbara Minerals Ltd.	131	349
Qantas Airways Ltd.(1)	971	4,332
QBE Insurance Group Ltd.	980	9,591
Ramsay Health Care Ltd.	9	413
REA Group Ltd.	3	254
Reece Ltd.	13	147
Rio Tinto Ltd.	19	1,554
Santos Ltd.	1,746	8,035
Scentre Group	265	491
Seek Ltd.	17	278
Sonic Healthcare Ltd.	24	551
South32 Ltd.	236	693
Stockland	125	335
Suncorp Group Ltd.	64	524
Telstra Group Ltd.	1,447	4,097
Transurban Group	160	1,530
Treasury Wine Estates Ltd.	38	335
Vicinity Ltd.	205	268
Washington H Soul Pattinson & Co. Ltd.	11	225
Wesfarmers Ltd.	59	2,001
Westpac Banking Corp.	181	2,639
WiseTech Global Ltd.	8	346
Woodside Energy Group Ltd.	308	6,886
Woolworths Group Ltd.	63	1,600

Total Australia		349,614

Austria – 0.14%
Andritz AG	72	4,904
Erste Group Bank AG	18	584
Oesterreichische Post AG	119	4,419
OMV AG	8	350
Verbund AG	4	310
Voestalpine AG	6	218

Wienerberger AG	383	11,098

Total Austria		21,883

Belgium – 0.43%
Ageas SA	9	370
Anheuser-Busch InBev SA	973	64,860
D’ieteren Group	1	251
Elia Group SA	2	224
Groupe Bruxelles Lambert NV	5	434
KBC Group NV	13	892
Sofina SA	1	178
Solvay SA	4	443
UCB SA	7	604
Umicore SA	11	365
Warehouses de Pauw CVA	8	246

Total Belgium		68,867

Bermuda – 0.33%
Arch Capital Group Ltd.(1)	704	47,764
Hiscox Ltd.	357	4,879

Total Bermuda		52,643

Brazil – 0.67%
Ambev SA	17,413	49,231
B3 SA - Brasil Bolsa Balcao	1,665	3,400
Banco do Brasil SA	1,561	12,048
Localiza Rent a Car SA	343	3,612
Raia Drogasil SA	8,125	39,193

Total Brazil		107,484

Canada – 1.81%
Canadian Pacific Railway Ltd.	1,762	135,576
First Quantum Minerals Ltd.	105	2,415
Magna International, Inc.	396	21,207
Shopify, Inc. - Class A(1)	926	44,371
Thomson Reuters Corp.	328	42,688
Waste Connections, Inc.	307	42,743

Total Canada		289,000

Chile – 0.00%(2)
Antofagasta Plc	21	405

Total Chile		405

China – 2.57%
Alibaba Group Holding Ltd.(1)	7,551	95,635
Baidu, Inc. - ADR(1)	40	6,005
Baidu, Inc. - Class A(1)	1,408	26,523
Contemporary Amperex Technology Co. Ltd. - Class A	512	30,316
Li Ning Co. Ltd.	9,200	72,345
LONGi Green Energy Technology Co. Ltd. - Class A	4,898	28,816
Meituan - Class B(1)(3)	1,862	33,783
Ping An Insurance Group Co. of China Ltd. - Class H	6,020	38,946
Shenzhou International Group Holdings Ltd.	266	2,795
Tingyi Cayman Islands Holding Corp.	1,366	2,286
Trip.com Group Ltd.(1)	637	23,994
Trip.com Group Ltd. - ADR(1)	850	32,019
Vipshop Holdings Ltd. - ADR(1)	213	3,239
Weichai Power Co. Ltd. - Class H	1,808	2,901
Yum China Holdings, Inc.	92	5,811
Zhongsheng Group Holdings Ltd.	677	3,333

Total China		408,747

Denmark – 2.77%
AP Moller - Maersk - Class A(4)	0	282
AP Moller - Maersk - Class B(4)	0	471
Carlsberg AS - Class B	84	13,008
Chr Hansen Holding	6	430
Coloplast - Class B	213	27,993
Danske Bank(1)	1,465	29,478
Demant(1)	403	14,137
DSV	428	82,947
Genmab(1)	3	1,287
GN Store Nord AS(1)	290	6,493
Novo Nordisk - Class B	1,339	212,612
Novozymes - Class B	11	550
Orsted AS(3)	133	11,349
Pandora	5	446
ROCKWOOL - Class B(4)	0	112
Tryg	19	407
Vestas Wind Systems	1,369	39,903

Total Denmark		441,905

Finland – 0.60%
Elisa OYJ	7	447
Fortum OYJ(1)	23	354
Kesko OYJ - Class B	14	300
Kone OYJ - Class B	17	908
Metso Outotec OYJ	34	377
Neste OYJ	22	1,081
Nokia OYJ	11,937	58,595
Nordea Bank Abp - Class A	174	1,856
Orion OYJ - Class B	5	245
Sampo OYJ - Class A	537	25,330
Stora Enso OYJ - Class R	28	367
UPM-Kymmene OYJ(1)	27	919

Wartsila OYJ Abp	503	4,747

Total Finland		95,526

France – 9.08%
Accor SA(1)	1,797	58,436
Aeroports de Paris(1)	2	219
Air Liquide SA	27	4,556
Airbus SE	122	16,351
Alstom SA	16	448
Alten SA	73	11,607
Amundi SA(3)	1,082	68,191
Arkema SA	3	313
AXA SA	989	30,169
BioMerieux	2	233
BNP Paribas SA	652	38,966
Bollore SE	47	291
Bouygues SA	3,099	104,517
Bureau Veritas SA	15	442
Capgemini SE	8	1,574
Carrefour SA	31	618
Cie de Saint-Gobain	1,485	84,431
Cie Generale des Etablissements Michelin SCA	2,432	74,343
Covivio	2	142
Credit Agricole SA	63	715
Danone SA	33	2,057
Dassault Aviation SA	1	255
Dassault Systemes SE	34	1,422
Edenred	345	20,440
Eiffage SA	4	464
Elis SA	165	3,157
Engie SA	94	1,489
EssilorLuxottica SA	167	30,039
Eurazeo SE	2	153
Gecina SA	2	249
Getlink SE	485	7,985
Hermes International	2	3,340
Imerys SA	27	1,185
Ipsen SA	2	214
JCDecaux SE(1)	408	8,550
Kering SA	60	39,137
Klepierre SA	11	260
La Francaise des Jeux SAEM(3)	6	237
Legrand SA	284	25,918
L’Oreal SA	13	5,604
LVMH Moet Hennessy Louis Vuitton SE	166	152,216
Orange SA	103	1,228
Pernod Ricard SA	283	64,039
Publicis Groupe SA	308	24,031
Quadient SA	96	1,761
Remy Cointreau SA	284	51,689
Renault SA(1)	10	414
Rexel SA	3,062	72,794
Safran SA	18	2,637
Sanofi	1,983	215,148
Sartorius Stedim Biotech	180	55,332
Schneider Electric SE	632	105,599
SEB SA	1	145
Societe Generale SA	42	950
Sodexo SA	5	447
Technip Energies NV	138	2,938
Teleperformance	45	10,992
Thales SA	66	9,691
TotalEnergies SE	129	7,599
Ubisoft Entertainment SA(1)	409	10,900
Unibail-Rodamco-Westfield(1)	6	334
Valeo	11	219
Veolia Environnement SA	35	1,071
Vicat SA	43	1,288
Vinci SA	28	3,189
Vivendi SE	37	373
Wendel SE	1	147
Worldline SA(1)(3)	13	534

Total France		1,446,422

Germany – 5.54%
Adidas AG	251	44,507
Allianz SE	556	128,398
Auto1 Group SE(1)(3)	1,592	11,293
BASF SE	1,269	66,618
Bayer AG	487	31,124
Bayerische Motoren Werke AG	174	19,113
Bechtle AG	5	216
Beiersdorf AG	5	670
Brenntag SE	249	18,771
Carl Zeiss Meditec AG	2	302
Commerzbank AG(1)	55	574
Continental AG	924	69,244
Covestro AG(3)	1,727	71,538
CTS Eventim AG & Co. KGaA(1)	124	7,729

Daimler Truck Holding AG(1)	1,919	64,753
Delivery Hero SE(1)(3)	9	300
Deutsche Bank AG	107	1,090
Deutsche Boerse AG	10	1,933
Deutsche Lufthansa AG(1)	31	340
Deutsche Post AG	51	2,397
Deutsche Telekom AG	566	13,717
E.ON SE	117	1,456
Evonik Industries AG	4,844	101,908
Fresenius Medical Care AG & Co. KGaA	1,465	62,188
Fresenius SE & Co. KGaA	22	596
GEA Group AG	78	3,568
Gerresheimer AG	35	3,485
Hannover Rueck SE	30	5,938
HeidelbergCement AG	7	539
HelloFresh SE(1)	444	10,592
Henkel AG & Co. KGaA	6	403
Infineon Technologies AG	68	2,797
Knorr-Bremse AG	4	247
LEG Immobilien SE	4	212
Mercedes-Benz Group AG - Class REGISTERED	42	3,194
Merck KGaA	7	1,246
MTU Aero Engines AG	3	704
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7	2,564
Nemetschek SE	371	25,598
Puma SE	5	331
Rational AG(4)	0	185
Rheinmetall AG	2	675
RWE AG	33	1,420
SAP SE	54	6,848
Scout24 SE(3)	4	245
Siemens AG	117	18,921
Siemens Energy AG(1)	27	593
Siemens Healthineers AG(3)	15	841
Stabilus SE	140	9,768
Symrise AG - Class A	7	743
Telefonica Deutschland Holding AG	57	176
TUI AG(1)	361	2,772
United Internet AG - Class REG	5	83
Volkswagen AG	2	263
Vonovia SE	37	702
Zalando SE(1)(3)	1,342	56,247

Total Germany		882,675

Hong Kong – 2.92%
AIA Group Ltd.	13,071	137,085
Ajisen China Holdings Ltd.	2,154	243
ASMPT Ltd.	199	1,974
BOC Hong Kong Holdings Ltd.	194	602
Budweiser Brewing Co. APAC Ltd.(3)	88	268
China Mengniu Dairy Co. Ltd.(1)	493	2,021
CK Asset Holdings Ltd.	102	618
CK Hutchison Holdings Ltd.	19,399	120,013
CK Infrastructure Holdings Ltd.	32	174
CLP Holdings Ltd.	86	618
Esprit Holdings Ltd.(1)	3,613	313
ESR Group Ltd.(3)	111	198
First Pacific Co. Ltd.	1,582	508
Futu Holdings Ltd. - ADR(1)	3	168
Galaxy Entertainment Group Ltd.(1)	7,855	52,543
Hang Lung Properties Ltd.	106	198
Hang Seng Bank Ltd.	39	552
Henderson Land Development Co. Ltd.	78	269
HKT Trust & HKT Ltd. - Class Miscella	193	256
Hong Kong & China Gas Co. Ltd.	589	518
Hong Kong Exchanges & Clearing Ltd.	62	2,766
Hongkong Land Holdings Ltd.	57	253
Jardine Matheson Holdings Ltd.	137	6,649
Johnson Electric Holdings Ltd.	684	777
Link Real Estate Investment Trust	131	840
MTR Corp. Ltd.	81	389
New World Development Co. Ltd.	75	201
Power Assets Holdings Ltd.	73	389
Sino Land Co. Ltd.	174	236
SITC International Holdings Co. Ltd.	69	148
Stella International Holdings Ltd.	828	882
Sun Hung Kai Properties Ltd.	76	1,065
Swire Pacific Ltd. - Class A	634	4,872
Swire Properties Ltd.	60	155
Techtronic Industries Co. Ltd.	4,731	51,259
WH Group Ltd.(3)	124,926	74,474
Wharf Real Estate Investment Co. Ltd.	86	495
Xinyi Glass Holdings Ltd.	93	166

Total Hong Kong		465,155

India – 1.42%
Axis Bank Ltd.	172	1,798
Dabur India Ltd.	318	2,118
Havells India Ltd.	139	2,014

HDFC Bank Ltd. - ADR	113	7,525
Housing Development Finance Corp. Ltd.	2,371	75,887
ICICI Bank Ltd. - ADR	2,770	59,783
ICICI Lombard General Insurance Co. Ltd.(3)	975	12,707
Infosys Ltd. - ADR	179	3,122
MakeMyTrip Ltd.(1)	498	12,182
Marico Ltd.	345	2,008
Reliance Industries Ltd.	807	22,952
Tata Consultancy Services Ltd.	103	4,053
United Spirits Ltd.(1)	2,179	20,125

Total India		226,274

Indonesia – 0.04%
Bank Central Asia Tbk PT	10,933	6,396

Total Indonesia		6,396

Ireland – 2.15%
Accenture Plc - Class A	176	50,283
AerCap Holdings NV(1)	9	483
AIB Group Plc	55	221
Bank of Ireland Group Plc	6,256	63,304
CRH Plc	116	5,884
DCC Plc	160	9,356
Experian Plc	2,960	97,472
Flutter Entertainment Plc(1)	221	40,223
ICON Plc(1)	313	66,755
Irish Continental Group Plc	972	4,599
James Hardie Industries Plc	91	1,953
Kerry Group Plc - Class A	8	831
Kingspan Group Plc	8	545
Smurfit Kappa Group Plc	13	459

Total Ireland		342,368

Isle of Man – 0.01%
Playtech Plc(1)	346	2,249

Total Isle of Man		2,249

Israel – 0.03%
Azrieli Group Ltd.	2	125
Bank Hapoalim BM	65	544
Bank Leumi Le-Israel BM	79	601
Bezeq The Israeli Telecommunication Corp. Ltd.	110	149
Check Point Software Technologies Ltd.(1)	5	676
CyberArk Software Ltd.(1)	2	310
Elbit Systems Ltd.	1	230
First International Bank Of Israel Ltd.	3	101
ICL Group Ltd.	38	256
Israel Discount Bank Ltd. - Class A	63	311
Mizrahi Tefahot Bank Ltd.	8	249
Nice Ltd.(1)	3	744
Teva Pharmaceutical Industries Ltd. - ADR(1)	59	518
Tower Semiconductor Ltd.(1)	6	237
Wix.com Ltd.(1)	3	296

Total Israel		5,347

Italy – 3.54%
Amplifon SpA	330	11,451
Assicurazioni Generali SpA	57	1,132
Davide Campari-Milano NV	648	7,912
DiaSorin SpA	1	134
Enel SpA	34,239	208,822
ENI SpA	4,899	68,317
Ferrari NV	351	95,191
FinecoBank Banca Fineco SpA	32	483
Infrastrutture Wireless Italiane SpA(3)	17	220
Intesa Sanpaolo SpA	2,729	7,004
Iveco Group NV(1)	337	3,189
Mediobanca Banca di Credito Finanziario SpA	30	306
Moncler SpA	11	729
Nexi SpA(1)(3)	30	244
Poste Italiane SpA(3)	28	286
Prysmian SpA	13	554
Recordati Industria Chimica e Farmaceutica SpA	5	225
Reply SpA	30	3,751
Saipem SpA(1)	112	168
Snam SpA	22,740	120,568
Telecom Italia SpA(1)	513	169
Terna - Rete Elettrica Nazionale	74	609
UniCredit SpA	1,753	33,049

Total Italy		564,513

Japan – 18.87%
ABC-Mart, Inc.	111	6,126
Advantest Corp.	10	918
Aeon Co. Ltd.	34	656
Aeon Delight Co. Ltd.	75	1,727
AGC, Inc.	10	377
Air Water, Inc.	939	11,796
Aisin Corp.	7	201
Ajinomoto Co., Inc.	23	816
ANA Holdings, Inc.(1)	8	176
Asahi Group Holdings Ltd.	272	10,105
Asahi Intecc Co. Ltd.	12	210

Asahi Kasei Corp.	65	452
Astellas Pharma, Inc.	96	1,361
Azbil Corp.	6	167
Bandai Namco Holdings, Inc.	31	673
BayCurrent Consulting, Inc.	7	286
Bridgestone Corp.	825	33,497
Brother Industries Ltd.	12	178
Canon, Inc.	52	1,154
Capcom Co. Ltd.	9	326
Central Japan Railway Co.	8	895
Chiba Bank Ltd.	28	179
Chubu Electric Power Co., Inc.	33	348
Chugai Pharmaceutical Co. Ltd.	35	867
Concordia Financial Group Ltd.	58	214
Cosmos Pharmaceutical Corp.	31	2,810
CyberAgent, Inc.	22	187
Dai Nippon Printing Co. Ltd.	12	330
Daiei Kankyo Co. Ltd.	163	2,156
Daifuku Co. Ltd.	336	6,233
Dai-ichi Life Holdings, Inc.	1,124	20,659
Daiichi Sankyo Co. Ltd.	91	3,330
Daikin Industries Ltd.	13	2,314
Daito Trust Construction Co. Ltd.	3	329
Daiwa House Industry Co. Ltd.	814	19,184
Daiwa House REIT Investment Corp.(4)	0	242
Daiwa Securities Group, Inc.	69	324
Denso Corp.	479	27,023
Dentsu Group, Inc.	11	398
Disco Corp.	5	523
Dowa Holdings Co. Ltd.	166	5,341
East Japan Railway Co.	143	7,936
Eisai Co. Ltd.	13	738
ENEOS Holdings, Inc.	156	548
FANUC Corp.	51	1,842
Fast Retailing Co. Ltd.	9	2,036
Fuji Electric Co. Ltd.	7	265
Fuji Media Holdings, Inc.	952	8,594
FUJIFILM Holdings Corp.	1,710	86,779
Fujitsu Ltd.	10	1,378
Fukuoka Financial Group, Inc.	1,080	20,771
GLP J-REIT(4)	0	224
GMO Payment Gateway, Inc.	2	199
Hakuhodo DY Holdings, Inc.	399	4,520
Hamamatsu Photonics KK	7	394
Hankyu Hanshin Holdings, Inc.	12	347
Hikari Tsushin, Inc.	1	141
Hirose Electric Co. Ltd.	2	196
Hitachi Construction Machinery Co. Ltd.	6	128
Hitachi Ltd.	1,883	103,502
Honda Motor Co. Ltd.	4,637	122,654
Hoshizaki Corp.	5	199
Hoya Corp.	19	2,067
Hulic Co. Ltd.	19	155
Ibiden Co. Ltd.	6	225
Idemitsu Kosan Co. Ltd.	11	233
Iida Group Holdings Co. Ltd.	965	15,758
INFRONEER Holdings, Inc.	908	7,016
Inpex Corp.	1,065	11,273
Isuzu Motors Ltd.	2,590	30,949
ITOCHU Corp.	377	12,278
Itochu Techno-Solutions Corp.	5	116
Japan Airlines Co. Ltd.	7	144
Japan Exchange Group, Inc.	27	405
Japan Metropolitan Fund Invest(4)	0	269
Japan Post Bank Co. Ltd.	76	622
Japan Post Holdings Co. Ltd.	968	7,858
Japan Post Insurance Co. Ltd.	10	162
Japan Real Estate Investment Corp.(4)	0	259
Japan Tobacco, Inc.	62	1,314
JFE Holdings, Inc.	26	333
JSR Corp.	9	218
Kajima Corp.	23	274
Kansai Electric Power Co., Inc.	37	364
Kao Corp.	1,329	51,722
Kawasaki Kisen Kaisha Ltd.	105	2,415
KDDI Corp.	230	7,096
Keio Corp.	5	186
Keisei Electric Railway Co. Ltd.	7	203
Keyence Corp.	248	121,626
Kikkoman Corp.	8	383
Kintetsu Group Holdings Co. Ltd.	8	271
Kirin Holdings Co. Ltd.	2,040	32,270
Kobayashi Pharmaceutical Co. Ltd.	3	183
Kobe Bussan Co. Ltd.	8	218
Koei Tecmo Holdings Co. Ltd.	6	116
Koito Manufacturing Co. Ltd.	11	216
Komatsu Ltd.	2,919	72,465

Konami Group Corp.	5	225
Kose Corp.	2	214
Kubota Corp.	391	5,927
Kurita Water Industries Ltd.	5	247
Kyocera Corp.	1,771	92,407
Kyowa Kirin Co. Ltd.	14	306
Lasertec Corp.	265	47,014
Lixil Corp.	236	3,889
M3, Inc.	23	574
Makita Corp.	11	271
Marubeni Corp.	81	1,096
Marui Group Co. Ltd.	389	5,961
MatsukiyoCocokara & Co.	97	5,144
Mazda Motor Corp.	31	284
McDonald’s Holdings Co. Japan Ltd.	5	189
Medipal Holdings Corp.	480	6,542
Megmilk Snow Brand Co. Ltd.	285	3,799
MEIJI Holdings Co. Ltd.	12	281
Minebea Mitsumi, Inc.	1,356	25,885
MISUMI Group, Inc.	15	379
Mitsubishi Chemical Group Corp.	67	398
Mitsubishi Corp.	65	2,336
Mitsubishi Electric Corp.	9,953	118,940
Mitsubishi Estate Co. Ltd.	60	716
Mitsubishi HC Capital, Inc.	35	180
Mitsubishi Heavy Industries Ltd.	390	14,361
Mitsubishi Logistics Corp.	259	6,091
Mitsubishi UFJ Financial Group, Inc.	620	3,974
Mitsui & Co. Ltd.	74	2,307
Mitsui Chemicals, Inc.	10	245
Mitsui Fudosan Co. Ltd.	47	873
Mitsui OSK Lines Ltd.	18	449
Miura Co. Ltd.	169	4,334
Mizuho Financial Group, Inc.	124	1,759
Monotaro Co. Ltd.	13	161
MS&AD Insurance Group Holdings, Inc.	398	12,323
Murata Manufacturing Co. Ltd.	808	49,226
NEC Corp.	434	16,766
NET One Systems Co. Ltd.	259	6,225
Nexon Co. Ltd.	26	609
NGK Insulators Ltd.	12	163
NH Foods Ltd.	258	7,463
Nidec Corp.	639	33,261
Nihon M&A Center Holdings, Inc.	16	121
Nintendo Co. Ltd.	57	2,218
Nippon Building Fund, Inc.(4)	0	337
Nippon Express Holdings, Inc.	4	235
Nippon Paint Holdings Co. Ltd.	42	393
Nippon Prologis Real Estate Investment Trust, Inc.(4)	0	258
Nippon Sanso Holdings Corp.	9	170
Nippon Shinyaku Co. Ltd.	3	110
Nippon Steel Corp.	42	995
Nippon Telegraph & Telephone Corp.	3,745	111,911
Nippon Television Holdings, Inc.	648	5,590
Nippon Yusen KK	25	584
Nissan Chemical Corp.	170	7,716
Nissan Motor Co. Ltd.	119	450
Nisshin Seifun Group, Inc.	11	129
Nisshinbo Holdings, Inc.	774	5,931
Nissin Foods Holdings Co. Ltd.	3	302
Nitori Holdings Co. Ltd.	4	495
Nitto Denko Corp.	8	485
Nomura Co. Ltd.	292	1,999
Nomura Holdings, Inc.	2,952	11,382
Nomura Real Estate Holdings, Inc.	6	131
Nomura Real Estate Master Fund, Inc.(4)	0	251
Nomura Research Institute Ltd.	21	480
NS Solutions Corp.	185	4,956
NSK Ltd.	493	2,821
NTT Data Corp.	317	4,162
Obayashi Corp.	1,899	14,530
Obic Co. Ltd.	4	586
Odakyu Electric Railway Co. Ltd.	15	196
Oji Holdings Corp.	2,513	9,950
Olympus Corp.	3,046	53,503
Omron Corp.	72	4,202
Ono Pharmaceutical Co. Ltd.	19	386
Open House Group Co. Ltd.	4	158
Oracle Corp.	103	7,460
Oriental Land Co. Ltd.	53	1,798
ORIX Corp.	62	1,014
Osaka Gas Co. Ltd.	19	314
Otsuka Corp.	6	206
Otsuka Holdings Co. Ltd.	21	651
Pan Pacific International Holdings Corp.	20	391
Panasonic Holdings Corp.	114	1,017
Penta-Ocean Construction Co. Ltd.	1,294	6,183

Persol Holdings Co. Ltd.	209	4,200
Pigeon Corp.	979	15,168
Rakuten Group, Inc.	42	197
Recruit Holdings Co. Ltd.	947	26,061
Renesas Electronics Corp.(1)	1,085	15,706
Resona Holdings, Inc.	13,524	65,243
Ricoh Co. Ltd.	31	230
Rohm Co. Ltd.	21	1,784
Sawai Group Holdings Co. Ltd.	73	2,005
SBI Holdings, Inc.	13	263
SCSK Corp.	490	7,179
Secom Co. Ltd.	1,182	72,838
Sega Sammy Holdings, Inc.	619	11,770
Seiko Epson Corp.	14	204
Sekisui Chemical Co. Ltd.	322	4,572
Sekisui House Ltd.	31	640
Senko Group Holdings Co. Ltd.	520	3,711
Seven & i Holdings Co. Ltd.	214	9,658
SG Holdings Co. Ltd.	15	221
Sharp Corp.	12	86
Shimadzu Corp.	13	392
Shimano, Inc.	220	38,145
Shimizu Corp.	28	156
Shin-Etsu Chemical Co. Ltd.	96	3,115
Shionogi & Co. Ltd.	14	613
Ship Healthcare Holdings, Inc.	192	3,528
Shiseido Co. Ltd.	1,511	70,821
Shizuoka Financial Group, Inc.	23	162
SMC Corp.	110	58,192
SoftBank Corp.	148	1,707
SoftBank Group Corp.	63	2,457
Sompo Holdings, Inc.	16	650
Sony Group Corp.	1,851	168,615
Square Enix Holdings Co. Ltd.	5	221
Subaru Corp.	3,130	49,971
Sugi Holdings Co. Ltd.	300	12,883
Sumco Corp.	18	269
Sumitomo Bakelite Co. Ltd.	135	5,281
Sumitomo Chemical Co. Ltd.	75	252
Sumitomo Corp.	58	1,029
Sumitomo Electric Industries Ltd.	37	475
Sumitomo Metal Mining Co. Ltd.	307	11,751
Sumitomo Mitsui Financial Group, Inc.	499	19,961
Sumitomo Mitsui Trust Holdings, Inc.	599	20,565
Sumitomo Realty & Development Co. Ltd.	16	364
Suntory Beverage & Food Ltd.	7	268
Suzuki Motor Corp.	714	26,007
Sysmex Corp.	652	42,808
T&D Holdings, Inc.	855	10,602
Taiheiyo Cement Corp.	691	12,977
Taisei Corp.	10	297
Takeda Pharmaceutical Co. Ltd.	5,354	175,832
TBS Holdings, Inc.	410	5,905
TDK Corp.	305	10,948
TechnoPro Holdings, Inc.	111	3,070
Terumo Corp.	33	903
TIS, Inc.	12	320
Tobu Railway Co. Ltd.	10	233
Toho Co. Ltd.	6	234
Tokio Marine Holdings, Inc.	4,823	92,815
Tokyo Electric Power Co. Holdings, Inc.(1)	78	279
Tokyo Electron Ltd.	23	2,859
Tokyo Gas Co. Ltd.	21	385
Tokyu Corp.	27	363
Topcon Corp.	164	2,225
TOPPAN, Inc.	14	280
Toray Industries, Inc.	3,877	22,176
Toshiba Corp.	20	675
Tosoh Corp.	13	174
TOTO Ltd.	8	251
Toyo Seikan Group Holdings Ltd.	754	10,421
Toyo Suisan Kaisha Ltd.	258	10,774
Toyota Industries Corp.	1,856	103,400
Toyota Motor Corp.	549	7,819
Toyota Tsusho Corp.	11	466
Trend Micro, Inc.	7	339
Tsumura & Co.	313	6,214
Unicharm Corp.	1,018	41,825
USS Co. Ltd.	304	5,273
Welcia Holdings Co. Ltd.	5	109
West Japan Railway Co.	11	465
Yakult Honsha Co. Ltd.	63	4,607
Yamaha Corp.	7	278
Yamaha Motor Co. Ltd.	15	398
Yamato Holdings Co. Ltd.	15	257
Yaskawa Electric Corp.	12	544
Yokogawa Electric Corp.	12	200

Z Holdings Corp.	7,223	20,482
ZOZO, Inc.	283	6,468

Total Japan		3,007,628

Jordan – 0.00%(2)
Hikma Pharmaceuticals Plc	8	175

Total Jordan		175

Luxembourg – 0.59%
ArcelorMittal SA	2,470	74,842
Aroundtown SA	55	78
Befesa SA(3)	56	2,564
Eurofins Scientific SE	202	13,499
L’Occitane International SA	800	2,002
Tenaris SA	24	345

Total Luxembourg		93,330

Macau – 0.00%(2)
Sands China Ltd.(1)	125	435

Total Macau		435

Mexico – 0.21%
Arca Continental SAB de CV	209	1,898
Grupo Aeroportuario del Pacifico SAB de CV - Class B	195	3,796
Grupo Financiero Banorte SAB de CV - Class O	561	4,727
Wal-Mart de Mexico SAB de CV	5,792	23,141

Total Mexico		33,562

Netherlands – 5.84%
ABN AMRO Bank NV(3)	21	328
Adyen NV(1)(3)	89	141,492
Aegon NV	92	395
Akzo Nobel NV	9	740
Argenx SE(1)	3	1,071
ASM International NV	160	64,861
ASML Holding NV	166	113,200
ASML Holding NV - Class REG	101	68,738
Euronext NV(3)	4	336
EXOR NV(1)	411	33,931
Heineken Holding NV	6	550
Heineken NV	217	23,366
IMCD NV	287	46,859
ING Groep NV	4,487	53,280
JDE Peet’s NV	5	151
Just Eat Takeaway.com NV(1)(3)	127	2,422
Koninklijke Ahold Delhaize NV	549	18,746
Koninklijke DSM NV	9	1,066
Koninklijke KPN NV	3,527	12,463
Koninklijke Philips NV	9,091	166,964
NN Group NV	15	528
OCI NV	5	183
Prosus NV(1)	1,036	81,160
QIAGEN NV(1)	12	536
Randstad NV	1,236	73,355
Stellantis NV	117	2,119
Topicus.com, Inc.(1)	257	18,348
Universal Music Group NV	38	961
Wolters Kluwer NV	14	1,714

Total Netherlands		929,863

New Zealand – 0.26%
Auckland International Airport Ltd.(1)	65	351
Fisher & Paykel Healthcare Corp. Ltd.	30	508
Fletcher Building Ltd.	867	2,372
Mercury NZ Ltd.	35	140
Meridian Energy Ltd.	66	218
Spark New Zealand Ltd.	98	310
Xero Ltd.(1)	607	36,841

Total New Zealand		40,740

Norway – 0.31%
Adevinta ASA - Class B(1)	14	102
Aker BP ASA	16	397
DNB Bank ASA	484	8,661
Equinor ASA	1,231	34,983
Gjensidige Forsikring ASA	10	168
Kongsberg Gruppen ASA	5	190
Mowi ASA	22	405
Norsk Hydro ASA	69	516
Orkla ASA	41	288
Salmar ASA	3	147
Schibsted ASA - Class A	120	2,037
Schibsted ASA - Class B	52	833
Telenor ASA	36	426
Yara International ASA	9	371

Total Norway		49,524

Portugal – 0.30%
EDP - Energias de Portugal SA	153	833
Galp Energia SGPS SA	26	298
Jeronimo Martins SGPS SA	2,012	47,219

Total Portugal		48,350

Russia – 0.00%(2)
Severstal PAO - GDR(1)(4)(6)(7)	147	—
X5 Retail Group NV - GDR(1)(4)(6)(7)	65	—

Total Russia		—

Singapore – 1.95%
BOC Aviation Ltd.(3)	264	2,050
CapitaLand Ascendas REIT	175	377
CapitaLand Integrated Commercial Trust	272	405
Capitaland Investment Ltd.	138	382
City Developments Ltd.	22	123
DBS Group Holdings Ltd.	959	23,842
Genting Singapore Ltd.	311	263
Grab Holdings Ltd. - Class A(1)	68	205
Jardine Cycle & Carriage Ltd.	5	120
Keppel Corp. Ltd.	75	319
Mapletree Logistics Trust	178	229
Mapletree Pan Asia Commercial Trust	117	159
Oversea-Chinese Banking Corp. Ltd.	174	1,625
Sea Ltd. - ADR(1)	19	1,627
Sembcorp Marine Ltd.(1)	2,398	215
Singapore Airlines Ltd.	69	299
Singapore Exchange Ltd.	39	278
Singapore Technologies Engineering Ltd.	81	222
Singapore Telecommunications Ltd.	32,284	59,817
United Overseas Bank Ltd.	9,693	217,402
UOL Group Ltd.	24	125
Venture Corp. Ltd.	14	189
Wilmar International Ltd.	103	325

Total Singapore		310,598

South Africa – 0.11%
African Rainbow Minerals Ltd.	226	2,937
Bid Corp. Ltd.	163	3,640
Capitec Bank Holdings Ltd.	32	3,014
Clicks Group Ltd.	151	2,169
Naspers Ltd. - Class N	32	5,897

Total South Africa		17,657

South Korea – 0.35%
Amorepacific Group	19	555
Hana Financial Group, Inc.	100	3,129
Hankook Tire & Technology Co. Ltd.	64	1,720
Hyundai Motor Co.	8	1,088
LG Corp.	19	1,220
Samsung Electronics Co. Ltd.	662	32,722
Shinhan Financial Group Co. Ltd.	587	15,957

Total South Korea		56,391

Spain – 1.73%
Acciona SA	1	253
Acerinox SA	601	6,181
ACS Actividades de Construccion y Servicios SA	12	382
Aena SME SA(1)(3)	4	625
Amadeus IT Group SA(1)	24	1,584
Banco Bilbao Vizcaya Argentaria SA	314	2,243
Banco Santander SA	42,299	157,624
CaixaBank SA	16,681	65,089
Cellnex Telecom SA(3)	29	1,143
Corp. ACCIONA Energias Renovables SA	3	132
EDP Renovaveis SA	15	340
Enagas SA	9	170
Endesa SA	17	364
Ferrovial SA	130	3,833
Fluidra SA	586	10,334
Gestamp Automocion SA(3)	1,206	5,457
Grifols SA(1)	15	153
Iberdrola SA	319	3,971
Industria de Diseno Textil SA	56	1,895
Mediaset Espana Comunicacion SA	205	671
Naturgy Energy Group SA	8	235
Red Electrica Corp. SA	18	314
Repsol SA	72	1,105
Telefonica SA	272	1,172
Viscofan SA	140	10,003

Total Spain		275,273

Sweden – 3.07%
Alfa Laval AB	73	2,618
Alleima AB(1)	154	759
Assa Abloy AB - Class B	1,072	25,689
Atlas Copco AB - Class A	8,398	106,392
Atlas Copco AB - Class B	81	929
Boliden AB	14	549
Electrolux AB - Class B	12	145
Embracer Group AB - Class B(1)	33	155
Epiroc AB - Class A	2,025	40,205
Epiroc AB - Class B	21	359
EQT AB	18	378
Essity AB - Class B	31	900
Evolution AB(3)	622	83,308
Fastighets AB Balder - Class B(1)	32	133
Getinge AB - Class B	294	7,162
H & M Hennes & Mauritz AB - Class B	38	538
Hexagon AB - Class B	101	1,159

Holmen AB - Class B	5	185
Husqvarna AB - Class B	23	202
Industrivarden AB - Class A	7	181
Industrivarden AB - Class C	8	215
Indutrade AB	14	298
Investment AB Latour - Class B	7	147
Investor AB - Class A	26	521
Investor AB - Class B	2,961	58,983
Kinnevik AB - Class B(1)	13	196
L E Lundbergforetagen AB - Class B	4	183
Lifco AB - Class B	13	271
MIPS AB	63	3,217
Modern Times Group MTG AB - Class B(1)	271	1,974
Nibe Industrier AB - Class B	1,564	17,833
Sagax AB - Class B	10	232
Sandvik AB	758	16,099
Securitas AB - Class B	26	230
Skandinaviska Enskilda Banken AB - Class A(1)	83	921
Skanska AB - Class B	17	264
SKF AB - Class B	20	402
Spotify Technology SA(1)	221	29,570
Svenska Cellulosa AB SCA - Class B	31	410
Svenska Handelsbanken AB - Class A	1,498	12,976
Swedbank AB	47	776
Swedish Orphan Biovitrum AB(1)	9	209
Tele2 AB - Class B	30	299
Telefonaktiebolaget LM Ericsson - Class B	149	876
Telia Co. AB	24,633	62,550
Viaplay Group AB - Class B(1)	199	5,087
Volvo AB - Class A	10	220
Volvo AB - Class B	79	1,623
Volvo Car AB - Class B(1)	30	133

Total Sweden		488,661

Switzerland – 5.42%
ABB Ltd.	604	20,779
Accelleron Industries AG(1)	26	617
Adecco Group AG	323	11,759
Alcon, Inc.	26	1,853
Bachem Holding AG - Class B	2	180
Baloise Holding AG	2	371
Banque Cantonale Vaudoise	2	145
Barry Callebaut AG(4)	0	379
BKW AG	1	172
Chocoladefabriken Lindt & Spruengli AG(4)	0	638
Chocoladefabriken Lindt & Spruengli AG - REG(4)	0	592
Cie Financiere Richemont SA	248	3,971
Cie Financiere Richemont SA	778	124,776
Clariant AG(1)	12	194
Coca-Cola HBC AG	10	283
Credit Suisse Group AG - Class A	185	166
EMS-Chemie Holding AG(4)	0	298
Geberit AG	41	22,830
Givaudan SA(4)	0	1,556
Glencore Plc	6,408	36,874
Helvetia Holding AG	24	3,368
Holcim AG(1)	342	22,088
Julius Baer Group Ltd.	464	31,692
Kuehne & Nagel International AG	3	842
Logitech International SA	128	7,456
Lonza Group AG	123	73,908
Nestle SA	706	86,032
Novartis AG	1,506	138,306
Partners Group Holding AG	1	1,120
Roche Holding AG	1	410
Roche Holding AG	382	109,096
Schindler Holding AG	1	257
Schindler Holding AG	2	482
SGS SA(4)	0	732
SIG Group AG(1)	16	402
Sika AG	270	75,634
Sonova Holding AG	40	11,925
STMicroelectronics NV	35	1,883
Straumann Holding AG	6	880
Swatch Group AG - BR	2	518
Swatch Group AG - REG	3	169
Swiss Life Holding AG	2	973
Swiss Prime Site AG	4	332
Swiss Re AG	16	1,597
Swisscom AG	1	858
Temenos AG	3	227
UBS Group AG	2,823	59,743
VAT Group AG(3)	1	517
Zurich Insurance Group AG	8	3,734

Total Switzerland		863,614

Taiwan – 1.46%
Advantech Co. Ltd.	303	3,707
Chailease Holding Co. Ltd.	405	2,979

Delta Electronics, Inc.	389	3,860
Hon Hai Precision Industry Co. Ltd.	13,744	47,047
MediaTek, Inc.	85	2,204
Taiwan Semiconductor Manufacturing Co. Ltd.	3,234	56,672
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,246	115,938

Total Taiwan		232,407

Thailand – 0.11%
Kasikornbank PCL	272	1,057
Thai Beverage PCL	33,639	15,950

Total Thailand		17,007

United Kingdom – 17.77%
3i Group Plc	1,535	31,990
Abrdn Plc	111	279
Admiral Group Plc	399	10,016
Anglo American Plc	66	2,188
Ashtead Group Plc	490	30,090
Associated British Foods Plc	18	425
AstraZeneca Plc	593	82,110
Auto Trader Group Plc(3)	8,787	67,026
Aviva Plc	3,315	16,559
BAE Systems Plc	5,117	61,900
Barclays Plc	30,944	55,696
Barratt Developments Plc	477	2,743
Berkeley Group Holdings Plc	6	288
BP Plc	32,459	205,156
British American Tobacco Plc	110	3,867
British Land Co. Plc	44	211
BT Group Plc - Class A	354	638
Bunzl Plc	568	21,459
Burberry Group Plc	1,169	37,444
Capita Plc(1)	10,228	4,618
Close Brothers Group Plc	180	2,012
CNH Industrial NV	1,739	26,605
Coca-Cola Europacific Partners Plc	157	9,277
Compass Group Plc	1,440	36,200
ConvaTec Group Plc(3)	5,345	15,104
Croda International Plc	7	578
Devro Plc	1,004	4,063
Diageo Plc	622	27,777
DS Smith Plc	3,096	12,053
easyJet Plc(1)	1,216	7,772
Entain Plc	1,304	20,258
Farfetch Ltd. - Class A(1)	1,890	9,278
Ferguson Plc	339	44,785
Future Plc	420	6,032
Games Workshop Group Plc	314	37,448
GSK Plc	6,302	111,357
Haleon Plc	263	1,046
Halma Plc	19	537
Hargreaves Lansdown Plc	2,686	26,607
Hays Plc	8,604	11,908
HSBC Holdings Plc	344	2,330
HSBC Holdings Plc	8,430	57,295
IG Group Holdings Plc	698	6,023
Imperial Brands Plc	4,427	101,793
Inchcape Plc	1,208	11,584
Informa Plc	640	5,487
InterContinental Hotels Group Plc	68	4,458
International Personal Finance Plc	1,571	1,917
Intertek Group Plc	939	47,015
ITV Plc	10,783	11,075
J Sainsbury Plc	17,897	61,588
JD Sports Fashion Plc	139	306
John Wood Group Plc(1)	8,252	20,431
Johnson Matthey Plc	9	229
Jupiter Fund Management Plc	2,208	3,702
Kingfisher Plc	34,410	111,231
Land Securities Group Plc	36	275
Legal & General Group Plc	312	923
Lloyds Banking Group Plc	273,020	160,522
London Stock Exchange Group Plc	20	1,909
M&G Plc	129	316
Melrose Industries Plc	1,836	3,781
Mondi Plc	25	396
National Express Group Plc(1)	1,050	1,576
National Grid Plc	189	2,557
NatWest Group Plc	6,739	21,991
Next Plc	7	538
Non-Standard Finance Plc(1)(3)	1,565	8
Ocado Group Plc(1)	33	220
Pagegroup Plc	595	3,349
Pearson Plc	34	351
Persimmon Plc	17	262
Petrofac Ltd.(1)	541	526
Pets at Home Group Plc	1,297	5,908
Phoenix Group Holdings Plc	40	268
Prudential Plc	49	666

Prudential Plc	677	9,264
Rathbones Group Plc	96	2,274
Reckitt Benckiser Group Plc	616	46,829
RELX Plc	872	28,256
Rentokil Initial Plc	130	948
Rightmove Plc	10,639	74,056
Rio Tinto Plc	400	27,120
Rolls-Royce Holdings Plc(1)	8,501	15,657
Rotork Plc	628	2,446
RWS Holdings Plc	796	2,936
Sage Group Plc	53	506
Schroders Plc	46	262
Segro Plc	63	603
Serco Group Plc	5,691	10,769
Severn Trent Plc	13	459
Shell Plc	3,066	87,833
Shell Plc	4,767	135,865
Smith & Nephew Plc	211	2,937
Smiths Group Plc	19	395
Softcat Plc	280	4,492
Spirax-Sarco Engineering Plc	4	557
SSE Plc	4,949	110,439
SSP Group Plc(1)	5,643	17,177
St James’s Place Plc	677	10,157
Standard Chartered Plc	5,625	42,630
Taylor Wimpey Plc	3,749	5,516
Tesco Plc	53,796	176,366
Trainline Plc(1)(3)	6,411	19,678
Travis Perkins Plc	3,071	36,354
Unilever Plc	667	34,561
United Utilities Group Plc	35	460
Vanquis Banking Group Plc	1,164	3,405
Vodafone Group Plc	9,791	10,801
Weir Group Plc	1,729	39,669
WH Smith Plc	549	10,171
Whitbread Plc	10	383
Wise Plc - Class A(1)	3,344	22,451
WPP Plc	11,597	137,785

Total United Kingdom		2,830,673

United States – 2.83%
Aon Plc - Class A	271	85,541
BeiGene Ltd.(1)	1,363	22,694
Carnival Plc(1)	205	1,845
Coupang, Inc. - Class A(1)	1,065	17,034
EPAM Systems, Inc.(1)	142	42,455
Linde Plc(1)	133	46,772
Mettler-Toledo International, Inc.(1)	84	128,437
ResMed, Inc.	188	41,166
Samsonite International SA(1)(3)	824	2,555
Southern Copper Corp.	75	5,728
STERIS Plc	295	56,449

Total United States		450,676

Uruguay – 0.41%
MercadoLibre, Inc.(1)	50	65,700

Total Uruguay		65,700

Total Common Stocks (Cost: $14,398,448)		15,589,737

PREFERRED STOCKS – 0.33%
Germany – 0.33%
Bayerische Motoren Werke AG	3	314
Dr Ing hc F Porsche AG(1)	6	756
Henkel AG & Co. KGaA	9	708
Porsche Automobil Holding SE	8	453
Sartorius AG	1	533
Volkswagen AG	362	49,337

Total Germany		52,101

South Korea – 0.00%(2)
Amorepacific Group	7	159

Total South Korea		159

Total Preferred Stocks (Cost: $73,151)		52,260

RIGHTS – 0.01%
Brazil – 0.00%(2)
Localiza Rent a Car SA, expires 05/11/2023(1)	2	4

Total Brazil		4

Germany – 0.01%
TUI AG, expires 04/17/2023(1)	361	1,109

Total Germany		1,109

Total Rights (Cost: $7,599)		1,113

SHORT-TERM INVESTMENTS – 1.36%
Money Market Funds – 1.18%
Goldman Sachs Financial Square Government Fund - Class I, 4.72%(5)	187,431	187,431

Total Money Market Funds (Cost: $187,431)		187,431

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.18%
ANZ, Hong Kong, 2.45% due 04/03/2023	AUD	1,123	751
BNP Paribas, Paris, 3.57% due 04/03/2023(4)	CAD	0	0
Brown Brothers Harriman, 0.00% due 04/03/2023	CHF	375	410
Brown Brothers Harriman, 1.65% due 04/03/2023	DKK	2,381	347
Brown Brothers Harriman, 1.83% due 04/03/2023	NOK	380	36
Brown Brothers Harriman, 1.99% due 04/03/2023	SEK	10,413	1,003
Brown Brothers Harriman, 3.40% due 04/03/2023	GBP	761	939
Brown Brothers Harriman, 3.65% due 04/03/2023	NZD	19	12
Brown Brothers Harriman, 6.04% due 04/03/2023(4)	ZAR	2	0
Citibank, London, 2.11% due 04/03/2023	EUR	1,191	1,292
HSBC, Hong Kong, 1.07% due 04/03/2023	HKD	1,204	153
HSBC, Singapore, 2.46% due 04/03/2023	SGD	18	13
JP Morgan, New York, 4.33% due 04/03/2023		$98	98
Royal Bank of Canada, Toronto, 4.33% due 04/03/2023		8	8
Skandinaviska Enskilda Banken AB, Stockholm, 3.40% due 04/03/2023	GBP	4,503	5,555
Sumitomo, Tokyo, -0.53% due 04/03/2023	JPY	2,288,797	17,238
Sumitomo, Tokyo, 4.33% due 04/03/2023		$820	820

Total Time Deposits (Cost: $28,675)			28,675

Total Short-Term Investments (Cost: $216,106)			216,106

TOTAL INVESTMENTS IN SECURITIES – 99.53% (Cost: $14,695,304)			15,859,216

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.47%			74,684

TOTAL NET ASSETS – 100.00%			$15,933,900

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $687,568, which represents 4.32% of total net assets.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is restricted at March 31, 2023. The value of the restricted securities totals $0, which represents 0.00% of total net assets.
(7)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
67	Euro Stoxx 50 Future	Jun. 2023	EUR	2,739	$3,096	$126
24	FTSE 100 INDEX Future	Jun. 2023	GBP	1,811	2,262	28
13	TOPIX INDEX Future	Jun. 2023	JPY	258,579	1,962	14

						$168

COMMON STOCKS	Percentage of Net Assets
Communication Services	4.87%
Consumer Discretionary	14.77
Consumer Staples	8.86
Energy	3.89
Financials	17.04
Healthcare	13.55
Industrials	17.96
Information Technology	8.99
Materials	4.67
Real Estate	0.26
Utilities	2.97

Total Common Stocks	97.83

PREFERRED STOCKS
Consumer Discretionary	0.32
Consumer Staples	0.01
Healthcare	0.00	(1)

Total Preferred Stocks	0.33

RIGHTS
Consumer Discretionary	0.01
Industrials	0.00	(1)

Total Rights	0.01

SHORT-TERM INVESTMENTS	1.36

TOTAL INVESTMENTS	99.53
OTHER ASSETS IN EXCESS OF LIABILITIES	0.47

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

March 31, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.00%
Australia – 3.43%
Ampol Ltd.	9	$183
ANZ Group Holdings Ltd.	99	1,525
ASX Ltd.	5	209
BHP Group Ltd.	59	1,868
BHP Group Ltd.	66	2,087
Brambles Ltd.	30	270
Challenger Ltd.	162	680
Cochlear Ltd.	33	5,326
Coles Group Ltd.	10	118
Commonwealth Bank of Australia	10	658
Computershare Ltd.	5	71
CSL Ltd.	42	8,059
Dexus Property Group	31	156
Goodman Group	19	235
IGO Ltd.	338	2,898
Macquarie Group Ltd.	15	1,733
Medibank Pvt Ltd.	57	128
Mineral Resources Ltd.	4	194
National Australia Bank Ltd.	15	285
Newcrest Mining Ltd.	13	237
Northern Star Resources Ltd.	11	87
Qantas Airways Ltd.(1)	17	78
Ramsay Health Care Ltd.	6	259
REA Group Ltd.(2)	0	31
Rio Tinto Ltd.	10	829
Scentre Group	600	1,112
Seek Ltd.	7	120
Sonic Healthcare Ltd.	46	1,078
South32 Ltd.	500	1,466
Telstra Group Ltd.	87	246
Transurban Group	42	398
Washington H Soul Pattinson & Co. Ltd.	4	72
Wesfarmers Ltd.	15	517
Westpac Banking Corp.	24	351
Woodside Energy Group Ltd.	11	238
Woodside Energy Group Ltd.	14	309
Worley Ltd.	146	1,418

Total Australia		35,529

Austria – 0.15%
Erste Group Bank AG	19	645
OMV AG	1	46
Verbund AG	9	818

Total Austria		1,509

Belgium – 0.17%
Anheuser-Busch InBev SA	7	440
Groupe Bruxelles Lambert NV	1	70
KBC Group NV	1	85
Umicore SA	33	1,128

Total Belgium		1,723

Brazil – 0.37%
Ambev SA—ADR	1,346	3,795

Total Brazil		3,795

Canada – 2.98%
Alimentation Couche-Tard, Inc.	177	8,891
Canadian National Railway Co.	69	8,129
Definity Financial Corp.	19	508
Element Fleet Management Corp.	166	2,181
Magna International, Inc.	76	4,096
Manulife Financial Corp.	67	1,239
National Bank of Canada	43	3,107
Sun Life Financial, Inc.	59	2,758

Total Canada		30,909

Chile – 0.18%
Antofagasta Plc	95	1,852

Total Chile		1,852

China – 1.15%
Alibaba Group Holding Ltd. - ADR(1)	3	316
Alibaba Group Holding Ltd.(1)	413	5,229
Meituan - Class B(1)(3)	1	19
PICC Property & Casualty Co. Ltd. - Class H	1,148	1,171
Ping An Insurance Group Co. of China Ltd. - Class H	98	631
Tencent Holdings Ltd.	11	518
Trip.com Group Ltd. - ADR(1)	106	3,980

Total China		11,864

Denmark – 3.68%
AP Moller - Maersk - Class B(2)	0	802
Carlsberg AS - Class B(2)	0	64
CHR Hansen Holding	79	6,046
Coloplast - Class B	53	6,962
Danske Bank(1)	169	3,394
DSV	2	327

Genmab(1)	3	981
Novo Nordisk - Class B	89	14,064
Novozymes - Class B	99	5,091
Orsted AS(3)	3	228
Tryg	1	19
Vestas Wind Systems	5	145

Total Denmark		38,123

Finland – 1.94%
Elisa OYJ	2	91
Fortum OYJ(1)	3	49
Kone OYJ - Class B	145	7,562
Neste OYJ	6	286
Nokia OYJ	1,517	7,448
Nordea Bank Abp - Class A	33	355
Orion OYJ - Class B	1	50
Sampo OYJ - Class A	59	2,761
Stora Enso OYJ - Class R	118	1,534

Total Finland		20,136

France – 13.34%
Accor SA(1)	183	5,945
Air Liquide SA	68	11,373
Airbus SE	6	783
Amundi SA(3)	127	8,010
AXA SA	161	4,918
BNP Paribas SA	34	2,042
Bouygues SA	74	2,501
Capgemini SE	1	160
Carrefour SA	5	109
Cie de Saint-Gobain	3	143
Cie Generale des Etablissements Michelin SCA	265	8,110
Covivio	2	97
Credit Agricole SA	8	85
Danone SA	10	608
Dassault Systemes SE	158	6,538
Eiffage SA(2)	0	25
Engie SA	226	3,570
EssilorLuxottica SA	13	2,378
Gecina SA	1	93
Hermes International	3	6,145
Ipsen SA	4	471
Kering SA	4	2,347
Legrand SA	24	2,222
L’Oreal SA	26	11,771
LVMH Moet Hennessy Louis Vuitton SE	14	12,732
Orange SA	18	209
Pernod Ricard SA	2	383
Publicis Groupe SA	67	5,255
Renault SA(1)	2	98
Rexel SA	333	7,925
Safran SA	15	2,194
Sanofi	129	14,025
Sartorius Stedim Biotech	1	178
Schneider Electric SE	3	485
SCOR SE	36	814
Societe Generale SA	13	300
Teleperformance	5	1,156
TotalEnergies SE	190	11,184
Veolia Environnement SA	4	131
Vinci SA	4	434
Vivendi SE	31	312

Total France		138,259

Germany – 8.54%
Adidas AG	38	6,690
Allianz SE	3	776
BASF SE	152	7,963
Bayer AG	97	6,171
Bayerische Motoren Werke AG	5	521
Beiersdorf AG	1	175
Carl Zeiss Meditec AG	1	105
Covestro AG(3)	211	8,751
Daimler Truck Holding AG(1)	214	7,219
Deutsche Bank AG	22	227
Deutsche Boerse AG	2	372
Deutsche Post AG	3	160
Deutsche Telekom AG	16	396
E.ON SE	23	283
Evonik Industries AG	23	493
Evotec SE(1)	30	626
Fresenius Medical Care AG & Co. KGaA	115	4,892
Fresenius SE & Co. KGaA	48	1,308
Hannover Rueck SE	1	121
Infineon Technologies AG	11	464
KION Group AG	21	833
LEG Immobilien SE	4	224
Mercedes-Benz Group AG - Class REGISTERED	5	351
Merck KGaA	34	6,294
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13	4,686
Puma SE	5	312
RWE AG	5	223
SAP SE	101	12,808

Siemens AG	67	10,924
Siemens Healthineers AG(3)	39	2,274
Stroeer SE & Co. KGaA	12	641
United Internet AG - Class REG	4	71
Zalando SE(1)(3)	27	1,122

Total Germany		88,476

Hong Kong – 2.58%
AIA Group Ltd.	1,031	10,813
Beijing Enterprises Holdings Ltd.	113	407
CK Hutchison Holdings Ltd.	81	501
CLP Holdings Ltd.	632	4,567
Galaxy Entertainment Group Ltd.(1)	894	5,981
Hang Seng Bank Ltd.	18	250
Hong Kong & China Gas Co. Ltd.	307	270
Hong Kong Exchanges & Clearing Ltd.	8	350
Jardine Matheson Holdings Ltd.	60	2,899
Link Real Estate Investment Trust	51	327
Power Assets Holdings Ltd.	50	268
Sun Hung Kai Properties Ltd.	4	56

Total Hong Kong		26,689

Ireland – 1.15%
AerCap Holdings NV(1)	1	64
Bank of Ireland Group Plc	354	3,580
CRH Plc	12	582
DCC Plc	23	1,358
Experian Plc	180	5,927
Flutter Entertainment Plc(1)	2	278
James Hardie Industries Plc	5	117

Total Ireland		11,906

Israel – 0.07%
Bank Hapoalim BM	34	281
Check Point Software Technologies Ltd.(1)	2	289
Nice Ltd.(1)(2)	0	92
Teva Pharmaceutical Industries Ltd. - ADR(1)	4	33
Wix.com Ltd.(1)	1	52

Total Israel		747

Italy – 1.66%
Assicurazioni Generali SpA	6	122
DiaSorin SpA	3	297
Enel SpA	1,000	6,101
ENI SpA	23	327
Ferrari NV	14	3,899
FinecoBank Banca Fineco SpA	6	90
Intesa Sanpaolo SpA	468	1,200
Moncler SpA	30	2,048
Nexi SpA(1)(3)	3	23
Poste Italiane SpA(3)	3	33
Prysmian SpA	54	2,261
Recordati SpA	5	205
Snam SpA	18	98
Terna - Rete Elettrica Nazionale	13	107
UniCredit SpA	18	341

Total Italy		17,152

Japan – 19.17%
Advantest Corp.	1	111
Aeon Co. Ltd.	10	192
Aisin Corp.	7	179
Ajinomoto Co., Inc.	5	167
Asahi Kasei Corp.	200	1,404
Astellas Pharma, Inc.	259	3,675
Azbil Corp.	3	68
Bandai Namco Holdings, Inc.	14	298
Bridgestone Corp.	33	1,336
Brother Industries Ltd.	15	224
Canon, Inc.	14	307
Central Japan Railway Co.	10	1,193
Chugai Pharmaceutical Co. Ltd.	8	198
CyberAgent, Inc.	79	669
Daifuku Co. Ltd.	13	240
Dai-ichi Life Holdings, Inc.	18	333
Daiichi Sankyo Co. Ltd.	14	511
Daikin Industries Ltd.	52	9,400
Denso Corp.	32	1,812
Disco Corp.	3	349
East Japan Railway Co.	4	216
Eisai Co. Ltd.	2	97
Electric Power Development Co. Ltd.	56	907
ENEOS Holdings, Inc.	54	190
FANUC Corp.	201	7,240
Fast Retailing Co. Ltd.	2	328
Fujitsu Ltd.	2	270
Fukuoka Financial Group, Inc.	114	2,201
GMO Payment Gateway, Inc.	3	225
Hamamatsu Photonics KK	30	1,602
Hankyu Hanshin Holdings, Inc.	1	21
Hikari Tsushin, Inc.	1	84
Hitachi Ltd.	8	412
Honda Motor Co. Ltd.	105	2,764
Hoya Corp.	66	7,261
Ibiden Co. Ltd.	2	72

Idemitsu Kosan Co. Ltd.	3	55
Iida Group Holdings Co. Ltd.	87	1,412
Inpex Corp.	8	80
Isuzu Motors Ltd.	304	3,632
ITOCHU Corp.	12	375
Japan Post Bank Co. Ltd.	5	38
Japan Post Holdings Co. Ltd.	15	122
Japan Tobacco, Inc.	16	338
Kao Corp.	3	113
KDDI Corp.	13	401
Keyence Corp.	23	11,419
Kirin Holdings Co. Ltd.	107	1,699
Komatsu Ltd.	290	7,194
Kubota Corp.	24	359
Marubeni Corp.	7	91
McDonald’s Holdings Co. Japan Ltd.	1	42
Minebea Co. Ltd.	78	1,482
MISUMI Group, Inc.	132	3,307
Mitsubishi Corp.	54	1,933
Mitsubishi Electric Corp.	217	2,591
Mitsubishi HC Capital, Inc.	193	997
Mitsubishi UFJ Financial Group, Inc.	299	1,918
Mitsui & Co. Ltd.	67	2,079
Mitsui Fudosan Co. Ltd.	124	2,337
Mizuho Financial Group, Inc.	9	122
MS&AD Insurance Group Holdings, Inc.	40	1,252
Murata Manufacturing Co. Ltd.	155	9,452
Nippon Building Fund, Inc.(2)	0	400
Nippon Telegraph & Telephone Corp.	184	5,507
Nissan Motor Co. Ltd.	55	209
Nomura Research Institute Ltd.	9	215
NTT Data Corp.	137	1,801
Oji Holdings Corp.	43	172
Omron Corp.	16	948
Oracle Corp.	6	433
Oriental Land Co. Ltd.	13	445
ORIX Corp.	8	125
Otsuka Holdings Co. Ltd.	26	832
Panasonic Holdings Corp.	198	1,770
Pola Orbis Holdings, Inc.	6	81
Recruit Holdings Co. Ltd.	45	1,235
Renesas Electronics Corp.(1)	69	1,002
Resona Holdings, Inc.	877	4,232
Ricoh Co. Ltd.	8	60
Secom Co. Ltd.	9	561
Seiko Epson Corp.	2	30
Seven & i Holdings Co. Ltd.	67	3,036
SG Holdings Co. Ltd.	6	85
Shin-Etsu Chemical Co. Ltd.	288	9,333
Shionogi & Co. Ltd.	8	361
Shiseido Co. Ltd.	3	136
SMC Corp. - ADR	30	801
SMC Corp.	16	8,588
Softbank Corp.	18	204
SoftBank Group Corp.	6	228
Sony Group Corp.	43	3,935
Stanley Electric Co. Ltd.	46	1,011
Subaru Corp.	331	5,284
Sumitomo Corp.	102	1,802
Sumitomo Metal Mining Co. Ltd.	5	172
Sumitomo Mitsui Financial Group, Inc.	52	2,089
Sumitomo Mitsui Trust Holdings, Inc.	30	1,031
Sumitomo Rubber Industries Ltd.	30	268
Suzuki Motor Corp.	37	1,362
Sysmex Corp.	103	6,767
T&D Holdings, Inc.	113	1,396
Takeda Pharmaceutical Co. Ltd.	146	4,808
TDK Corp.	2	68
TechnoPro Holdings, Inc.	60	1,650
Terumo Corp.	216	5,842
THK Co. Ltd.	36	837
Tokio Marine Holdings, Inc.	144	2,775
Tokyo Electron Ltd.	21	2,529
Toray Industries, Inc.	750	4,291
Tosoh Corp.	28	379
Toyota Motor Corp.	284	4,047
Welcia Holdings Co. Ltd.	31	670
Yamaha Corp.	4	162
Yamato Holdings Co. Ltd.	7	115
Yokogawa Electric Corp.	4	67
Z Holdings Corp.	297	842
ZOZO, Inc.	9	208

Total Japan		198,633

Luxembourg – 0.59%
ArcelorMittal	188	5,707
Aroundtown SA	131	187
Eurofins Scientific SE(2)	0	33
Tenaris SA	10	141

Total Luxembourg		6,068

Netherlands – 5.39%
Adyen NV(1)(3)	1	801
Aegon NV	14	61
Akzo Nobel NV	25	1,951
Argenx SE(1)	1	282
ASM International NV	15	6,268
ASML Holding NV	24	16,351
EXOR NV(1)	1	87
Heineken NV	19	2,073
ING Groep NV	779	9,249
JDE Peet’s NV	17	487
Just Eat Takeaway.com NV(1)(3)	41	775
Koninklijke Ahold Delhaize NV	14	481
Koninklijke DSM NV	2	194
Koninklijke KPN NV	29	101
Koninklijke Philips NV	227	4,163
NN Group NV	18	664
NXP Semiconductors NV	14	2,542
Prosus NV(1)	6	474
QIAGEN NV(1)(2)	0	20
Randstad NV	136	8,045
Stellantis NV	19	352
Wolters Kluwer NV	3	388

Total Netherlands		55,809

New Zealand – 0.02%
Xero Ltd.(1)	4	225

Total New Zealand		225

Norway – 0.83%
DNB Bank ASA	171	3,057
Equinor ASA	121	3,428
Gjensidige Forsikring ASA	29	477
Norsk Hydro ASA	23	169
Storebrand ASA	148	1,138
Telenor ASA	31	358

Total Norway		8,627

Portugal – 0.04%
EDP - Energias de Portugal SA	69	376

Total Portugal		376

Singapore – 1.02%
CapitaLand Ascendas REIT	35	76
DBS Group Holdings Ltd.	158	3,935
Oversea-Chinese Banking Corp. Ltd.	37	349
Sea Ltd. - ADR(1)	7	647
Singapore Airlines Ltd.	3	11
Singapore Exchange Ltd.	44	309
Singapore Telecommunications Ltd.	41	76
United Overseas Bank Ltd.	134	3,010
Wilmar International Ltd.	692	2,193

Total Singapore		10,606

South Korea – 0.86%
NAVER Corp.	4	613
POSCO Holdings, Inc.	1	318
POSCO Holdings, Inc. - ADR	6	396
Samsung Electronics Co. Ltd.	121	6,000
Shinhan Financial Group Co. Ltd.	57	1,555

Total South Korea		8,882

Spain – 2.02%
ACS Actividades Co.	3	89
Aena SME SA(1)(3)	1	242
Amadeus IT Group SA(1)	77	5,162
Banco Bilbao Vizcaya Argentaria SA	44	314
Banco Santander SA	131	489
CaixaBank SA	1,105	4,312
Cellnex Telecom SA(3)	7	280
EDP Renovaveis SA	4	94
Ferrovial SA	6	164
Iberdrola SA	43	535
Industria de Diseno Textil SA	267	8,954
Repsol SA	6	97
Telefonica SA	50	215

Total Spain		20,947

Sweden – 1.21%
Alleima AB(1)	1	4
Assa Abloy AB - Class B	6	146
Atlas Copco AB - Class A	44	559
Atlas Copco AB - Class B	299	3,435
Autoliv, Inc.	13	1,198
Boliden AB	4	170
Elekta AB - Class B	134	1,022
EQT AB	10	199
Essity AB - Class B	10	281
Evolution AB(3)	1	193
Industrivarden AB - Class C	4	102
Investor AB - Class B	20	389
Sandvik AB	8	167
Securitas AB - Class B	6	49
Skandinaviska Enskilda Banken AB - Class A(1)	2	26
Svenska Handelsbanken AB - Class A	204	1,769
Tele2 AB - Class B	12	119
Telefonaktiebolaget LM Ericsson - Class B	366	2,143
Telia Co. AB	96	243
Volvo AB - Class B	13	274

Total Sweden		12,488

Switzerland – 9.01%
ABB Ltd.	90	3,108
Accelleron Industries AG(1)	1	23
Adecco Group AG	6	226
Alcon, Inc.	23	1,610
Barry Callebaut AG	1	1,409
Cie Financiere Richemont SA	3	440
Clariant AG(1)	19	312
Credit Suisse Group AG - Class A	207	186
EMS-Chemie Holding AG(2)	0	117
Geberit AG(2)	0	142
Givaudan SA(2)	0	319
Glencore Plc	58	334
Holcim AG(1)	3	167
Julius Baer Group Ltd.	92	6,309
Kuehne & Nagel International AG	18	5,240
Lonza Group AG	11	6,714
Nestle SA	158	19,269
Novartis AG	137	12,569
Partners Group Holding AG(2)	0	206
Roche Holding AG	1	191
Roche Holding AG	60	17,215
SGS SA	3	5,803
Sika AG	1	408
Sonova Holding AG	1	351
STMicroelectronics NV	8	435
Straumann Holding AG	2	271
Swisscom AG(2)	0	103
UBS Group AG	304	6,431
VAT Group AG(2)(3)	0	86
Zurich Insurance Group AG	7	3,338

Total Switzerland		93,332

Taiwan – 2.08%
Hon Hai Precision Industry Co. Ltd.	1,771	6,062
Largan Precision Co. Ltd.	8	574
Taiwan Semiconductor Manufacturing Co. Ltd.	346	6,064
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	95	8,809

Total Taiwan		21,509

United Kingdom – 11.91%
3i Group Plc	4	86
Amcor Plc	63	708
Anglo American Plc	14	473
Ashtead Group Plc	38	2,331
ASOS Plc(1)	40	405
AstraZeneca Plc	11	1,523
AstraZeneca Plc - ADR	64	4,469
Aviva Plc	490	2,445
BAE Systems Plc	29	354
Barclays Plc	1,420	2,555
Barratt Developments Plc	63	363
BP Plc	117	737
Bridgepoint Group Plc(3)	222	610
British American Tobacco Plc	16	552
BT Group Plc - Class A	230	414
Bunzl Plc	33	1,239
Compass Group Plc	462	11,618
Croda International Plc	1	55
Diageo Plc	246	10,999
Direct Line Insurance Group Plc	99	168
Great Portland Estates Plc	151	942
GSK Plc	15	264
GSK Plc - ADR	33	1,168
Haleon Plc	35	138
Haleon Plc - ADR	52	422
HSBC Holdings Plc	970	6,592
Imperial Brands Plc	19	431
Intertek Group Plc	2	118
J Sainsbury Plc	2,174	7,480
Johnson Matthey Plc	60	1,475
Kingfisher Plc	623	2,014
Land Securities Group Plc	16	123
Lloyds Banking Group Plc	3,006	1,767
London Stock Exchange Group Plc	3	335
Melrose Industries Plc	895	1,843
National Grid Plc	157	2,118
NatWest Group Plc	901	2,941
Next Plc	17	1,420
Pearson Plc	13	133
Persimmon Plc	74	1,149
Prudential Plc	501	6,864
Reckitt Benckiser Group Plc	34	2,576
RELX Plc	21	664
Rentokil Initial Plc	51	371
Rio Tinto Plc	6	437
Sage Group Plc	7	70
Schroders Plc	5	31
Segro Plc	31	299
Severn Trent Plc	4	143

Shell Plc		48	1,381
Shell Plc - ADR		38	2,170
Shell Plc		213	6,113
Smith & Nephew Plc		14	195
Smiths Group Plc		3	68
SSE Plc		15	332
St James’s Place Plc		9	142
Standard Chartered Plc		527	3,996
Taylor Wimpey Plc		245	360
TechnipFMC Plc(1)		76	1,035
Tesco Plc		1,633	5,354
Travis Perkins Plc		341	4,042
Unilever Plc		114	5,891
United Utilities Group Plc		11	142
Vodafone Group Plc - ADR		109	1,209
Vodafone Group Plc		1,948	2,149
Whitbread Plc		6	234
WPP Plc		181	2,151

Total United Kingdom			123,396

United States – 0.46%
Broadcom, Inc.		6	3,732
Coupang, Inc. - Class A(1)		13	204
Samsonite International SA(1)(3)		260	807

Total United States			4,743

Total Common Stocks (Cost: $884,989)			994,310

PREFERRED STOCKS – 0.76%
Germany – 0.76%
Dr Ing hc F Porsche AG(1)		14	1,764
Henkel AG & Co. KGaA		1	61
Porsche Automobil Holding SE		4	243
Sartorius AG		2	1,002
Volkswagen AG		35	4,801

Total Germany			7,871

Total Preferred Stocks (Cost: $7,601)			7,871

SHORT-TERM INVESTMENTS – 2.51%
Money Market Funds – 2.19%
Goldman Sachs Financial Square Government Fund - Class I, 4.72%(4)		22,770	22,770

Total Money Market Funds (Cost: $22,770)			22,770

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.32%
ANZ, Hong Kong, 2.45% due 04/03/2023	AUD	258	172
BBVA, Madrid, 4.33% due 04/03/2023		$1,956	1,956
BNP Paribas, 3.57% due 04/03/2023	CAD	103	76
Brown Brothers Harriman, 0.00% due 04/03/2023	CHF	153	167
Brown Brothers Harriman, 1.65% due 04/03/2023	DKK	2,391	348
Brown Brothers Harriman, 1.83% due 04/03/2023	NOK	102	10
Brown Brothers Harriman, 1.99% due 04/03/2023	SEK	1,615	156
Brown Brothers Harriman, 3.65% due 04/03/2023(2)	NZD	0	0
Citibank, London, 2.11% due 04/03/2023	EUR	140	152
Citibank, New York, 4.33% due 04/03/2023		$27	27
HSBC, Hong Kong, 1.07% due 04/03/2023	HKD	114	14
HSBC, Singapore, 2.46% due 04/03/2023(2)	SGD	0	0
Skandinaviska Enskilda Banken AB, Stockholm, 3.40% due 04/03/2023	GBP	91	112
Sumitomo, Tokyo, -0.53% due 04/03/2023	JPY	10,107	76

Total Time Deposits (Cost: $3,266)			3,266

Total Short-Term Investments (Cost: $26,036)			26,036

TOTAL INVESTMENTS IN SECURITIES – 99.27% (Cost: $918,626)			1,028,217

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.73%			7,613

TOTAL NET ASSETS – 100.00%			$1,035,830

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $24,254, which represents 2.34% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Percentage of Net Assets
COMMON STOCKS
Communication Services	2.36%
Consumer Discretionary	13.28
Consumer Staples	8.96
Energy	2.85
Financials	15.45
Healthcare	15.30
Industrials	15.53
Information Technology	11.41
Materials	8.12
Real Estate	0.64
Utilities	2.10

Total Common Stocks	96.00

PREFERRED STOCKS
Consumer Discretionary	0.65
Consumer Staples	0.01
Healthcare	0.10

Total Preferred Stocks	0.76

SHORT-TERM INVESTMENTS	2.51

TOTAL INVESTMENTS	99.27
OTHER ASSETS IN EXCESS OF LIABILITIES	0.73

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Trustees have ultimate responsibility for determining the fair value of investments. Pursuant to new Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing agents or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$1,964,900	$47,947	$2,012,847
Corporate Bonds
Basic Materials	—	127,308	—	127,308
Communications	—	342,885	—	342,885
Consumer, Cyclical	—	249,819	—	249,819
Consumer, Non-cyclical	—	641,872	—	641,872
Energy	—	528,533	—	528,533
Financials	—	1,815,757	—	1,815,757
Industrials	—	259,723	—	259,723
Technology	—	239,210	—	239,210
Utilities	—	554,033	—	554,033
Government Related
Other Government Related	—	213,640	—	213,640
U.S. Treasury Obligations	—	3,286,663	—	3,286,663
Mortgage-Backed Obligations	—	5,937,680	9,833	5,947,513
Preferred Stocks
Financials	2,382	—	—	2,382
Short-Term Investments
Money Market Funds	482,406	—	—	482,406
Time Deposits	—	1,288	—	1,288
Futures Contracts (1)	17,503	—	—	17,503

Total Assets	$502,291	$16,163,311	$57,780	$16,723,382

Liabilities
TBA Sale Commitments	$—	$(9,870)	$—	$(9,870)
Futures Contracts (1)	(3,492)	—	—	(3,492)

Total Liabilities	$(3,492)	$(9,870)	$—	$(13,362)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$3,466,258	$—		$3,466,258
Corporate Bonds
Basic Materials	—	212,587	—		212,587
Communications	—	824,874	—	(2)	824,874
Consumer, Cyclical	—	537,763	—	(2)	537,763
Consumer, Non-cyclical	—	1,003,486	—		1,003,486
Energy	—	734,815	—		734,815
Financials	—	3,502,873	—	(2)	3,502,873
Government	—	2,755	—		2,755
Industrials	—	415,659	—		415,659
Technology	—	448,738	—		448,738
Utilities	—	633,858	—		633,858
Convertible Securities
Communications	—	26,597	—		26,597
Consumer, Cyclical	—	9,906	—		9,906
Consumer, Non-cyclical	—	37,118	—		37,118
Utilities	—	2,012	—		2,012
Government Related
Other Government Related	—	385,100	—		385,100
U.S. Treasury Obligations	—	6,142,731	—		6,142,731
Mortgage-Backed Obligations	—	10,245,034	—		10,245,034
Bank Loans	—	323,527	9,367		332,894
Common Stocks
Communications	4,424	10,749	1,282		16,455
Consumer Discretionary	—	—	9,630		9,630
Financials	44	—	—	(2)	44
Convertible Preferred Stocks
Financials	51,143	—	—		51,143
Preferred Stocks
Financials	—	—	7		7
Rights
Communications	—	—	—	(2)	—
Warrants
Communications	—	—	81		81
Short-Term Investments
Money Market Funds	719,397	—	—		719,397
Government Related	—	704,995	—		704,995
Repurchase Agreements	—	787,900	—		787,900
U.S. Treasury Bills	—	1,536,980	—		1,536,980
Time Deposits	—	50,662	—		50,662
Futures Contracts (1)	82,738	—	—		82,738
Forward Foreign Currency Exchange Contracts (1)	—	10,701	—		10,701
Swap Contracts (1)	—	71,048	—		71,048

Total Assets	$857,746	$32,128,726	$20,367		$33,006,839

Liabilities
TBA Sale Commitments	$—	$(117,878)	$—		$(117,878)
Futures Contracts (1)	(15,177)	—	—		(15,177)
Forward Foreign Currency Exchange Contracts (1)	—	(31,040)	—		(31,040)
Swap Contracts (1)	—	(99,670)	—		(99,670)

Total Liabilities	$(15,177)	$(248,588)	$—		$(263,765)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

Bridge Builder Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$957,258	$—	$957,258
General Obligation	—	2,413,384	—	2,413,384
General Revenue	—	3,581,783	—	3,581,783
Healthcare	—	1,387,338	—	1,387,338
Housing	—	730,896	—	730,896
Transportation	—	2,002,432	—	2,002,432
Utilities	—	1,215,906	—	1,215,906
Short-Term Investments
Money Market Funds	321,937	—	—	321,937
Time Deposits	—	9,174	—	9,174

Total Assets	$321,937	$12,298,171	$—	$12,620,108

Liablities
Futures Contracts (1)	$(8,845)	$—	$—	$(8,845)

Total Liabilities	$(8,845)	$—	$—	$(8,845)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,632,885	$—	$—	$1,632,885
Consumer Discretionary	2,826,305	142,034	—	2,968,339
Consumer Staples	1,137,075	66,497	—	1,203,572
Energy	395,633	—	—	395,633
Financials	3,282,322	49,887	—	3,332,209
Healthcare	3,628,085	—	—	3,628,085
Industrials	814,669	—	—	814,669
Information Technology	5,415,596	—	—	5,415,596
Materials	734,136	—	—	734,136
Real Estate	515,086	—	—	515,086
Utilities	973	—	—	973
Preferred Stocks
Consumer Discretionary	—	40,515	—	40,515
Short-Term Investments
Money Market Funds	497,396	—	—	497,396
Time Deposits	—	168	—	168
Futures Contracts (1)	675	—	—	675

Total Assets	$20,880,836	$299,101	$—	$21,179,937

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,211,278	$—	$—	$1,211,278
Consumer Discretionary	1,311,103	109,782	—	1,420,885
Consumer Staples	1,226,425	75,813	—	1,302,238
Energy	817,533	64,404	—	881,937
Financials	3,059,042	—	—	3,059,042
Healthcare	2,354,822	71,903	—	2,426,725
Industrials	2,180,266	214,934	—	2,395,200
Information Technology	1,119,263	89,615	—	1,208,878
Materials	725,104	—	7	725,111
Real Estate	457,223	—	—	457,223
Utilities	571,638	—	—	571,638
Convertible Preferred Stocks
Healthcare	11,196	—	—	11,196
Utilities	15,116	—	—	15,116
Preferred Stocks
Consumer Discretionary	—	52,362	—	52,362
Short-Term Investments
Money Market Funds	385,073	—	—	385,073
Time Deposits	—	13,851	—	13,851
Futures Contracts (1)	227	—	—	227

Total Assets	$15,445,309	$692,664	$7	$16,137,980

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$181,605	$—	$—	$181,605
Consumer Discretionary	209,767	—	—	209,767
Consumer Staples	99,960	—	—	99,960
Energy	103,178	—	—	103,178
Financials	314,927	—	—	314,927
Healthcare	338,543	—	—	338,543
Industrials	213,325	—	—	213,325
Information Technology	510,995	—	—	510,995
Materials	107,425	—	—	107,425
Real Estate	47,201	—	—	47,201
Utilities	49,954	—	—	49,954
Short-Term Investments
Money Market Funds	28,526	—	—	28,526
Time Deposits	—	2,745	—	2,745

Total Assets	$2,205,406	$2,745	$—	$2,208,151

Bridge Builder Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$164,553	$—	$—		$164,553
Consumer Discretionary	695,392	—	—		695,392
Consumer Staples	294,582	—	—	(2)	294,582
Energy	129,904	—	—		129,904
Financials	646,955	—	—		646,955
Healthcare	1,335,490	—	13	(2)	1,335,503
Industrials	1,145,660	—	—		1,145,660
Information Technology	1,476,505	—	—		1,476,505
Materials	107,726	—	—		107,726
Real Estate	40,434	—	—		40,434
Utilities	3,799	—	—		3,799
Short-Term Investments
Money Market Funds	168,700	—	—		168,700
Time Deposits	—	5,291	—		5,291
Futures Contracts (1)	124	—	—		124

Total Assets	$6,209,824	$5,291	$13		$6,215,128

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

Bridge Builder Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$109,347	$—	$—		$109,347
Consumer Discretionary	734,944	—	—		734,944
Consumer Staples	240,813	—	—		240,813
Energy	280,826	—	—		280,826
Financials	1,089,709	—	—		1,089,709
Healthcare	486,685	—	23	(2)	486,708
Industrials	1,223,596	1,401	—		1,224,997
Information Technology	519,488	—	—		519,488
Materials	454,180	—	21		454,201
Real Estate	364,014	—	—		364,014
Utilities	315,099	—	—		315,099
Rights
Materials	0	—	—		0
Exchange Traded Funds	23,240	—	—		23,240
Short-Term Investments
Money Market Funds	195,576	—	—		195,576
Time Deposits	—	7,364	—		7,364
Futures Contracts (1)	151	—	—		151

Total Assets	$6,037,668	$8,765	$44		$6,046,477

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

Bridge Builder Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$16,744	$—	$—		$16,744
Consumer Discretionary	93,753	—	—		93,753
Consumer Staples	26,957	—	—		26,957
Energy	31,937	—	—		31,937
Financials	100,798	—	—		100,798
Healthcare	86,635	—	—	(1)	86,635
Industrials	157,343	—	—		157,343
Information Technology	115,074	—	—		115,074
Materials	30,849	—	—		30,849
Real Estate	26,234	—	—		26,234
Utilities	17,842	—	—		17,842
Short-Term Investments
Money Market Funds	19,494	—	—		19,494
Time Deposits	—	2,922	—		2,922

Total Assets	$723,660	$2,922	$—		$726,582

(1)	Includes a security valued less than one thousand.

Bridge Builder International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$37,357	$738,346	$—		$775,703
Consumer Discretionary	192,487	2,161,239	—		2,353,726
Consumer Staples	130,443	1,280,672	—	(2)	1,411,115
Energy	—	619,834	—		619,834
Financials	227,383	2,488,534	—		2,715,917
Healthcare	293,325	1,865,315	—		2,158,640
Industrials	247,426	2,614,910	—		2,862,336
Information Technology	414,416	1,018,777	—		1,433,193
Materials	54,915	689,150	—	(2)	744,065
Real Estate	—	42,165	—		42,165
Utilities	—	473,043	—		473,043
Preferred Stocks
Consumer Discretionary	—	50,860	—		50,860
Consumer Staples	—	867	—		867
Healthcare	—	533	—		533
Rights
Consumer Discretionary	1,109	—	—		1,109
Industrials	4	—	—		4
Short-Term Investments
Money Market Funds	187,431	—	—		187,431
Time Deposits	—	28,675	—		28,675
Futures Contracts (1)	168	—	—		168

Total Assets	$1,786,464	$14,072,920	$—		$15,859,384

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

Bridge Builder Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,856	$22,563	$—	$24,419
Consumer Discretionary	8,596	128,983	—	137,579
Consumer Staples	13,108	79,714	—	92,822
Energy	3,205	26,285	—	29,490
Financials	9,793	150,284	—	160,077
Healthcare	5,670	152,778	—	158,448
Industrials	8,994	151,836	—	160,830
Information Technology	15,424	102,729	—	118,153
Materials	396	83,665	—	84,061
Real Estate	—	6,664	—	6,664
Utilities	—	21,767	—	21,767
Preferred Stocks
Consumer Discretionary	—	6,808	—	6,808
Consumer Staples	—	61	—	61
Healthcare	—	1,002	—	1,002
Short-Term Investments
Money Market Funds	22,770	—	—	22,770
Time Deposits	—	3,266	—	3,266

Total Assets	$89,812	$938,405	$—	$1,028,217